             As filed with the Securities and Exchange Commission on
                                 APRIL 29, 2005
                                                     FILE NOS. 33-27896/811-5796
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                           --------------------------

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        [X]

         Pre-Effective Amendment No.___         [ ]

         Post-Effective Amendment No.  34       [X]
                                     ------
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940         [X]

         Amendment No.  37          [X]
                      ------

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                                FFTW FUNDS, INC.
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               (Exact name of registrant as specified in charter)

                                 200 Park Avenue
                            New York, New York 10166
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                    (Address of principal executive offices)
                   Registrant's telephone number: 212-681-3000
                          Stephen P. Casper, President
                                 200 Park Avenue
                            New York, New York 10166
--------------------------------------------------------------------------------
                     (Name and address of agent for service)
                                 With a copy to:
                                Jack Murphy, Esq.
                                     Dechert
                                1775 Eye Street,
                        N.W., Washington, D.C. 20006-2401
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Approximate Date of Proposed Public Offering: As soon as practicable after this
Registration Statement becomes effective.

It is proposed that this filing will become effective:

/ /  immediately upon filing pursuant to paragraph (b)
/X/  On April 30, 2005, pursuant to paragraph (b)
/ /  60 days after filing, pursuant to paragraph (a)(1)
/ /  On __, pursuant to paragraph (a) (1)
/ /  75 days after filing, pursuant to paragraph (a) (2)
/ /  On _________, pursuant to paragraph (a) (2) of Rule 485.

                                FFTW FUNDS, INC.
--------------------------------------------------------------------------------

          ===============================================================

                                   PROSPECTUS

          ===============================================================

                                  Advisor Class

--------------------------------------------------------------------------------

                                 APRIL 30, 2005

                     o  U.S. Short-Term Portfolio
                     o  Limited Duration Portfolio
                     o  Mortgage-Backed Portfolio
                     o  Worldwide Portfolio
                     o  Worldwide Core Portfolio
                     o  International Portfolio
                     o  U.S. Inflation-Indexed Portfolio
                     o  Global Inflation-Indexed Hedged Portfolio

THE SECURITIES AND EXCHANGE COMMISSION (THE "COMMISSION") HAS NOT APPROVED OR
DISAPPROVED ANY PORTFOLIO'S SHARES AS AN INVESTMENT OR DETERMINED WHETHER THIS
PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING
A CRIME.

Each Portfolio offers two separate classes of shares: Advisor Shares and
Investor Shares. This Prospectus offers each Portfolio's Advisor Shares. A separate Prospectus offers each Portfolio's Investor Shares. Each Portfolio's separate share classes have different expenses; as a result, their investment performance will differ.

                                       1

                                    CONTENTS

                                                                            Page
Risk/Return Summary
    Investment Objectives, Principal Investment Strategies and Investments
        U.S. Short-Term Portfolio                                             3
        Limited Duration Portfolio                                            4
        Mortgage-Backed Portfolio                                             5
        Worldwide Portfolio                                                   6
        Worldwide Core Portfolio                                              7
        International Portfolio                                               8
        U.S. Inflation-Indexed Portfolio                                      9
        Global Inflation-Indexed Hedged Portfolio                             10
        Principal Investment Risks                                            11
        Risk Return Bar Charts and Tables
        U.S. Short-Term Portfolio                                             14
        Limited Duration Portfolio                                            14
        Mortgage-Backed Portfolio                                             15
        Worldwide Portfolio                                                   15
        Worldwide Core Portfolio                                              16
        International Portfolio                                               16
        U.S. Inflation-Indexed Portfolio                                      17
        Global Inflation-Indexed Hedged Portfolio                             17
Fee Table                                                                     20
Expenses Table Example                                                        21
Fund Management                                                               21
Portfolio Managers                                                            23
Shareholder Information                                                       24
Investment Information                                                        31
Portfolio Turnover                                                            45
Supplemental Investment Policies                                              45
Financial Highlights Tables
        U.S. Short-Term Portfolio                                             46
        Limited Duration Portfolio                                            47
        Mortgage-Backed Portfolio                                             48
        Worldwide Portfolio                                                   49
        Worldwide Core Portfolio                                              50
        International Portfolio                                               51
        U.S. Inflation-Indexed Portfolio                                      52
        Global Inflation-Indexed Hedged Portfolio                             53
Shareholder Inquiries                                                 Back Cover

                                       2

                               RISK/RETURN SUMMARY

The following is a summary of key information about each of the Portfolios, including investment objectives, principal investment strategies and principal investment risks. A more detailed description of the Portfolios' investment strategies, investments and their associated risks follows this summary.

INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES AND INVESTMENTS

----------------------------------------------------------------------------------------------------------------------------------

                            U.S. SHORT-TERM PORTFOLIO

---------------------------------- -----------------------------------------------------------------------------------------------

     INVESTMENT OBJECTIVE:         To attain a high level of total return as may be consistent with the preservation of capital and to maintain liquidity.
---------------------------------- -----------------------------------------------------------------------------------------------
     PRINCIPAL INVESTMENT          The Portfolio invests primarily in high quality short-term debt securities (average
     STRATEGIES:                   portfolio rating of AA by Standard & Poor's Corporation ("S&P"), Aa by Moody's
                                   Investor's Services, Inc. ("Moody's"), or a comparable rating or higher from a nationally recognized statistical rating organization ("NRSRO"), or if the security is unrated, of comparable credit quality in the judgment of the Investment Adviser).
                                   The performance objective of the Portfolio is to outperform an index that the portfolio manager believes is an appropriate benchmark for the Portfolio. The current index used by the portfolio manager for the Portfolio is the Merrill Lynch 3-6 Month
                                   Treasury Index. (The Merrill Lynch 3-6 Month Treasury Index is one of four sub-indices of the 0-1 year U.S. Treasury Bond Index, which is a capitalization-weighted basket of all outstanding U.S. Treasury Notes and Bonds having less than one year remaining term to maturity and a minimum amount outstanding of $1 billion. The index is not available for investment and, unlike the Portfolio, does not incur expenses.)

---------------------------------- ------- -------------- ----------------- ------------------ -------------------- --------------
    MINIMUM QUALITY RATING:                                                                                            AVERAGE
                                                               S&P                Moody's          Fitch IBCA,        PORTFOLIO
                                    S&P:   Moody's:         (Short Term):       (Short Term):     Duff & Phelps:       QUALITY:
                                    ----   --------         ------------       -------------     --------------        --------
                                    BBB-     Baa3               A-2                P-2                BBB-              AA (Aa)
---------------------------------- -----------------------------------------------------------------------------------------------
    DURATION:                      Except for temporary defensive purposes, the Portfolio's U.S. dollar-weighted average duration will not exceed one year. As of December 31, 2004, the duration of the
                                   Merrill Lynch 3-6 month Treasury Index was 92 days (0.25 years). As of December 31,
                                   2004, the duration of the U.S. Short-Term Portfolio was 61 days (0.17 years).

---------------------------------- -----------------------------------------------------------------------------------------------
    INVESTMENT POLICIES:           Under normal circumstances, at least 80% of the Portfolio's net assets (including borrowings for investment purposes) must be invested in U.S. dollar-denominated debt securities having an effective maturity of no greater than 3 years. The Portfolio will invest in derivatives for hedging and non-hedging purposes, such as to manage the effective duration of the Portfolio or as a substitute for direct investment. For temporary defensive purposes, up to 100% of the Portfolio's total assets may be invested in U.S. government securities, cash or cash equivalent securities. These defensive strategies may prevent the Portfolio from achieving its investment objective. The Portfolio is "diversified" under the Investment Company Act of 1940, as amended (the "1940 Act"). Under normal circumstances, the Portfolio will invest more than 25% of its total assets in the Banking and Finance industry. For purposes of this limitation, the Banking and Finance industry will be deemed to include securities of issuers engaged in banking or finance businesses, including issuers of asset- and mortgage-backed securities.
---------------------------------- -----------------------------------------------------------------------------------------------
    PRINCIPAL INVESTMENTS:         o   Asset-Backed Securities
                                   o   Bank Obligations
                                   o   Corporate Debt Instruments
                                   o   Derivative Instruments
                                   o   Money Market Instruments
                                   o   Mortgage-Backed Securities
                                   o   Repurchase and Reverse Repurchase Agreements
                                   o   U.S. Government and Agency Securities
---------------------------------- -----------------------------------------------------------------------------------------------

                                                           3

---------------------------------------------------------------------------------------------------------------------------------

                                                   LIMITED DURATION PORTFOLIO

---------------------------------------------------------------------------------------------------------------------------------

     INVESTMENT OBJECTIVE:         To maintain a level of total return as may be consistent with the preservation of capital.
---------------------------------- ----------------------------------------------------------------------------------------------
     PRINCIPAL INVESTMENT          The Portfolio invests primarily in high quality debt securities (average portfolio
     STRATEGIES:                   rating of AA by S&P, Aa by Moody's, or a comparable rating or higher from a NRSRO, or if the security is unrated, of comparable credit quality in the judgment of the
                                   Investment Adviser). The portfolio manager may use interest rate hedging as a stabilizing technique. The performance objective of the Portfolio is to outperform an index that the portfolio manager believes is an appropriate benchmark for the
                                   Portfolio. The current index used by the portfolio manager for the Portfolio is the
                                   Merrill Lynch 1-3 Year Treasury Index. (The Merrill Lynch 1-3 Year Treasury Index is
                                   an unmanaged index that tracks short-term U.S. government securities with maturities between 1 and 3 years and represents the total rate of return of U.S. Treasury Notes based on daily closing prices. The index is not available for investment and, unlike the Portfolio, does not incur expenses.)
---------------------------------- ----------------------------------------------------------------------------------------------
    MINIMUM QUALITY RATING:
                                                                                                     Fitch IBCA,     AVERAGE
                                                                       S&P             Moody's         Duff &       PORTFOLIO
                                      S&P:      Moody's:          (Short Term):     (Short Term):      Phelps:       QUALITY:
                                      ----      --------          -------------      ------------      -------       --------
                                      BBB-        Baa3                 A-2               P-2            BBB-          AA (Aa)
---------------------------------- ----------------------------------------------------------------------------------------------
    DURATION:                      The U.S. dollar-weighted average duration of the Portfolio generally is shorter than
                                   3 years. The U.S. dollar-weighted average duration of the Portfolio will not differ from the weighted average duration of the Merrill Lynch 1-3 Year Treasury Index by more than one year. As of December 31, 2004, the duration of the Merrill Lynch 1-3
                                   Year Treasury Index was 1.68 years. As of December 31, 2004, the duration of the
                                   Limited Duration Portfolio was 1.61 years.
---------------------------------- ----------------------------------------------------------------------------------------------
    INVESTMENT POLICIES:           At least 65% of the Portfolio's total assets must be invested in U.S.
                                   dollar-denominated securities. The Portfolio will invest in derivatives for hedging and non-hedging purposes, such as to manage the effective duration of the Portfolio or as a substitute for direct investment. For temporary defensive purposes, up to
                                   100% of the Portfolio's total assets may be invested in U.S. government securities, cash or cash equivalent securities. These defensive strategies may prevent the
                                   Portfolio from achieving its investment objective. The Portfolio is "non-diversified"
                                   under the 1940 Act, meaning that it may invest in a limited number of issuers. Under normal circumstances, the Portfolio will invest more than 25% of its total assets in the Banking and Finance industry. For purposes of this limitation, the Banking and
                                   Finance industry will be deemed to include securities of issuers engaged in banking or finance businesses, including issuers of asset- and mortgage-backed securities.
---------------------------------- ----------------------------------------------------------------------------------------------
    PRINCIPAL INVESTMENTS:         o  Asset-Backed Securities
                                   o  Bank Obligations
                                   o  Corporate Debt Instruments
                                   o  Derivative Instruments
                                   o  Foreign Debt Instruments
                                   o  Mortgage-Backed Securities
                                   o  Other Investment Companies
                                   o  U.S. Government and Agency Securities
---------------------------------- ----------------------------------------------------------------------------------------------

                                                           4

--------------------------------------------------------------------------------------------------------------------------------

                                                   MORTGAGE-BACKED PORTFOLIO

--------------------------------------------------------------------------------------------------------------------------------

     INVESTMENT OBJECTIVE:         To attain a high level of total return as may be consistent with the preservation of capital.

---------------------------------- ---------------------------------------------------------------------------------------------
     PRINCIPAL INVESTMENT          The Portfolio invests primarily in high quality mortgage- and asset-backed securities
     STRATEGIES:                   (average portfolio rating of AA by S&P, Aa by Moody's, or a comparable rating or higher from a NRSRO, or if the security is unrated, of comparable credit quality in the judgment of the Investment Adviser). The portfolio manager may use hedging techniques to manage interest rate and prepayment risk. The performance objective of the Portfolio is to outperform an index that the portfolio manager believes is an appropriate benchmark for the Portfolio. The current index used by the portfolio manager for the Portfolio is the Lehman Brothers Mortgage-Backed Securities Index.
                                   (The Lehman Brothers Mortgage-Backed Securities Index tracks the mortgage-backed pass-through securities of Ginnie Mae (GNMA), Fannie Mae (FNMA) and Freddie Mac
                                   (FHLMC), and is formed by grouping the universe of individual fixed rate mortgage-backed securities pools into generic aggregates. The index is not available for investment and, unlike the Portfolio, does not incur expenses.)
---------------------------------- ---------------------------------------------------------------------------------------------
    MINIMUM QUALITY RATING:
                                                                                                     Fitch IBCA,     AVERAGE
                                                                    S&P              Moody's           Duff &       PORTFOLIO
                                      S&P:       Moody's:      (Short Term):      (Short Term):        Phelps:       QUALITY:
                                      ----       --------      -------------      -------------        -------       --------
                                      BBB-         Baa3             A-2                P-2              BBB-         AA (Aa)
---------------------------------- ---------------------------------------------------------------------------------------------
    DURATION:                      The U.S. dollar-weighted average duration of the Portfolio generally will not differ from the weighted average duration of the Lehman Brothers Mortgage-Backed Securities
                                   Index by more than one year. As of December 31, 2004, the duration of the Lehman
                                   Brothers Mortgage-Backed Securities Index was 3.13 years. As of December 31, 2004, the duration of the Mortgage-Backed Portfolio was 3.20 years.
---------------------------------- ---------------------------------------------------------------------------------------------
    INVESTMENT POLICIES:           Under normal circumstances, at least 80% of the Portfolio's net assets (including borrowings for investment purposes) must be invested in mortgage- and asset-backed securities of U.S. and foreign issuers. The Portfolio will invest in derivatives for hedging and non-hedging purposes, such as to manage the effective duration of the
                                   Portfolio or as a substitute for direct investment. For temporary defensive purposes, the Portfolio may invest up to 100% of its total assets in U.S. government securities, cash or cash equivalent securities. These defensive strategies may prevent the Portfolio from achieving its investment objective. The Portfolio is
                                   "non-diversified" under the 1940 Act, meaning that it may invest in a limited number of issuers. Under normal circumstances, the Portfolio will invest more than 25% of its total assets in the Banking and Finance industry. For purposes of this limitation, the Banking and Finance industry will be deemed to include securities of issuers engaged in banking or finance businesses, including issuers of asset- and mortgage-backed securities.
---------------------------------- ---------------------------------------------------------------------------------------------
    PRINCIPAL INVESTMENTS:         o  Asset-Backed Securities
                                   o  Bank Obligations
                                   o  Derivative Instruments
                                   o  Dollar Roll Transactions
                                   o  Mortgage-Backed Securities
                                   o  Other Investment Companies
                                   o  Repurchase and Reverse Repurchase Agreements
                                   o  Stripped Instruments
                                   o  TBA Transactions
                                   o  Total Return Swaps
                                   o  U.S. Government and Agency Securities
---------------------------------- ---------------------------------------------------------------------------------------------

                                                           5

--------------------------------------------------------------------------------------------------------------------------------

                                                      WORLDWIDE PORTFOLIO

---------------------------------- ---------------------------------------------------------------------------------------------

     INVESTMENT OBJECTIVE:         To attain a high level of total return as may be consistent with the preservation of capital.
---------------------------------- ---------------------------------------------------------------------------------------------
     PRINCIPAL INVESTMENT          The Portfolio invests primarily in investment grade debt securities from worldwide
     STRATEGIES:                   bond markets, denominated in both U.S. dollars and foreign currencies (minimum rating of BBB by S&P, Baa by Moody's, or a comparable rating or higher from a NRSRO or if the security is unrated, of comparable credit quality in the judgment of the
                                   Investment Adviser/Sub-Adviser). The performance objective of the Portfolio is to outperform an index that the portfolio manager believes is an appropriate benchmark for the Portfolio. The current index used by the portfolio manager for the Portfolio is the Lehman Brothers Global Aggregate Index (Unhedged). (The Lehman Brothers Global
                                   Aggregate Index (Unhedged) provides a broad-based measure of the international investment grade bond market, combining the U.S. Aggregate Index with the dollar-denominated versions of the Pan-European Index and the Japanese, Canadian,
                                   Australian and New Zealand components of the Global Treasury Index, with returns expressed in U.S. dollars. The index is not available for investment and, unlike the
                                   Portfolio, does not incur expenses.)
---------------------------------- ---------------------------------------------------------------------------------------------
    MINIMUM QUALITY RATING:                                                                        Fitch IBCA,      AVERAGE
                                                                    S&P               Moody's        Duff &        PORTFOLIO
                                      S&P:       Moody's:       (Short Term):      (Short Term):     Phelps:        QUALITY:
                                      ----       --------       -------------       ------------     -------        --------
                                      BBB-         Baa3             A-2                P-2             BBB-            A
---------------------------------- ---------------------------------------------------------------------------------------------
    DURATION:                      The Portfolio's U.S. dollar-weighted average duration generally will not differ from the weighted average duration of the Lehman Brothers Global Aggregate Index
                                   (Unhedged) by more than 2 years. As of December 31, 2004, the duration of the Lehman
                                   Brothers Global Aggregate Index (Unhedged) was 5.08 years. As of December 31, 2004, the duration of the Worldwide Portfolio was 6.46 years.
---------------------------------- ---------------------------------------------------------------------------------------------
    INVESTMENT POLICIES:           The Portfolio invests primarily in investment grade debt securities from worldwide bond markets, denominated in both U.S. dollars and foreign currencies. The Portfolio will maintain investments in debt securities of issuers from at least three different countries including the U.S. At least 35% of the Portfolio's total assets will be invested in debt securities and their related instruments from jurisdictions outside the U.S. The Portfolio will invest in derivatives for hedging and non-hedging purposes, such as to manage the effective duration of the Portfolio or as a substitute for direct investment. For temporary defensive purposes, up to 100% of the
                                   Portfolio's total assets may be invested in U.S. government securities, cash or cash equivalent securities. These defensive strategies may prevent the Portfolio from achieving its investment objective. The Portfolio is "non-diversified" under the 1940
                                   Act, meaning that it may invest in a limited number of issuers. Under normal circumstances, the Portfolio will invest more than 25% of its total assets in the
                                   Banking and Finance industry. For purposes of this limitation, the Banking and
                                   Finance industry will be deemed to include securities of issuers engaged in banking or finance businesses, including issuers of asset- and mortgage-backed securities.
---------------------------------- ---------------------------------------------------------------------------------------------
    PRINCIPAL INVESTMENTS:         o  Asset-Backed Securities
                                   o  Bank Obligations
                                   o  Corporate Debt Instruments
                                   o  Derivative Instruments
                                   o  Dollar Roll Transactions
                                   o  Foreign Debt Instruments
                                   o  Mortgage-Backed Securities
                                   o  Other Investment Companies
                                   o  TBA Transactions
                                   o  U.S. Government and Agency Securities
---------------------------------- ---------------------------------------------------------------------------------------------

                                                           6

--------------------------------------------------------------------------------------------------------------------------------

                                                   WORLDWIDE CORE PORTFOLIO

---------------------------------- ---------------------------------------------------------------------------------------------

     INVESTMENT OBJECTIVE:         To attain a high level of total return as may be consistent with the preservation of capital.
---------------------------------- ---------------------------------------------------------------------------------------------
     PRINCIPAL INVESTMENT          The Portfolio invests primarily in investment grade debt securities from worldwide
     STRATEGIES:                   bond markets, denominated in both U.S. dollars and foreign currencies (minimum rating of BBB by S&P, Baa by Moody's, or a comparable rating, or higher from a NRSRO, or if the security is unrated, of comparable credit quality in the judgment of the
                                   Investment Adviser/Sub-Adviser). The portfolio manager will attempt to actively utilize currency hedging techniques. The performance objective of the Portfolio is to outperform an index that the portfolio manager believes is an appropriate benchmark for the Portfolio. The current index used by the portfolio manager for the Portfolio is the Lehman Brothers Global Aggregate Index (Hedged). (The Lehman Brothers Global
                                   Aggregate Index (Hedged) provides a broad-based measure of the international investment grade bond market, combining the U.S. Aggregate Index with the
                                   Pan-European Index and the Japanese, Canadian, Australian and New Zealand components of the Global Treasury Index, with returns expressed in U.S. dollar hedged terms. The index is not available for investment and, unlike the Portfolio, does not incur expenses.)
---------------------------------- ---------------------------------------------------------------------------------------------
    MINIMUM QUALITY RATING:
                                                                                                     Fitch IBCA,     AVERAGE
                                                                     S&P              Moody's          Duff &       PORTFOLIO
                                      S&P:        Moody's:      (Short Term):      (Short Term):       Phelps:       QUALITY:
                                      ----        --------       ------------      -------------       -------       --------
                                      BBB-          Baa3             A-2                P-2              BBB-           A
---------------------------------- ---------------------------------------------------------------------------------------------
    DURATION:                      The Portfolio's U.S. dollar-weighted average duration generally will not differ from the weighted average duration of the Lehman Brothers Global Aggregate Index (Hedged)
                                   by more than 2 years. As of December 31, 2004, the duration of the Lehman Brothers
                                   Global Aggregate Index (Hedged) was 5.08 years. As of December 31, 2004, the duration of the Worldwide Core Portfolio was 6.44 years.

---------------------------------- ---------------------------------------------------------------------------------------------
    INVESTMENT POLICIES:           The Portfolio invests primarily in investment grade debt securities from worldwide bond markets, denominated in both U.S. dollars and foreign currencies. The Portfolio will maintain investments in debt securities of issuers from at least three different countries including the U.S. At least 35% of the Portfolio's total assets will be invested in debt securities and their related instruments from jurisdictions outside the U.S. As a fundamental policy, to the extent feasible, the Portfolio will actively utilize currency hedging techniques to hedge at least 65% of its total assets. The
                                   Portfolio will invest in derivatives for hedging and non-hedging purposes, such as to manage the effective duration of the Portfolio or as a substitute for direct investment. For temporary defensive purposes, up to 100% of the Portfolio's total assets may be invested in U.S. government securities, cash or cash equivalent securities. These defensive strategies may prevent the Portfolio from achieving its investment objective. The Portfolio is "non-diversified" under the 1940 Act, meaning that it may invest in a limited number of issuers. Under normal circumstances, the
                                   Portfolio will invest more than 25% of its total assets in the Banking and Finance industry. For purposes of this limitation, the Banking and Finance industry will be deemed to include securities of issuers engaged in banking or finance businesses, including issuers of asset- and mortgage-backed securities.
---------------------------------- ---------------------------------------------------------------------------------------------
    PRINCIPAL INVESTMENTS:         o   Asset-Backed Securities
                                   o   Bank Obligations
                                   o   Corporate Debt Instruments
                                   o   Derivative Instruments
                                   o   Dollar Roll Transactions
                                   o   Foreign Debt Instruments
                                   o   Mortgage-Backed Securities
                                   o   Other Investment Companies
                                   o   TBA Transactions
                                   o   U.S. Government and Agency Securities
---------------------------------- ---------------------------------------------------------------------------------------------

                                                           7

--------------------------------------------------------------------------------------------------------------------------------

                                                    INTERNATIONAL PORTFOLIO

--------------------------------------------------------------------------------------------------------------------------------

     INVESTMENT OBJECTIVE:         To attain a high level of total return as may be consistent with the preservation of capital.
---------------------------------- ---------------------------------------------------------------------------------------------
     PRINCIPAL INVESTMENT          The Portfolio invests primarily in investment grade debt securities from foreign bond
     STRATEGIES:                   markets and denominated in foreign currencies (minimum rating of BBB by S&P, Baa by
                                   Moody's, or a comparable rating or higher from a NRSRO, or if the security is unrated, of comparable credit quality in the judgment of the Investment
                                   Adviser/Sub-Adviser). The performance objective of the Portfolio is to outperform an index that the portfolio manager believes is an appropriate benchmark for the
                                   Portfolio. The current index used by the portfolio manager for the Portfolio is the
                                   Lehman Brothers Global Aggregate Index (ex-USD). (The Lehman Brothers Global
                                   Aggregate Index (ex-USD) provides a broad-based measure of the international investment grade bond market. The Lehman Brothers Global Aggregate Index (ex-USD)
                                   combines non-U.S. dollar-denominated versions of the Pan-European Index and the
                                   Japanese, Canadian, Australian and New Zealand components of the Global Treasury
                                   Index. The index is not available for investment and, unlike the Portfolio, does not incur expenses).
---------------------------------- ---------------------------------------------------------------------------------------------
    MINIMUM QUALITY RATING:
                                                                                                    Fitch IBCA,      AVERAGE
                                                                    S&P              Moody's          Duff &        PORTFOLIO
                                      S&P:       Moody's:      (Short Term):      (Short Term):       Phelps:        QUALITY:
                                      ----       --------      -------------      -------------       -------        --------
                                      BBB-         Baa3             A-2                P-2             BBB-              A
---------------------------------- ---------------------------------------------------------------------------------------------
    DURATION:                      The Portfolio's weighted average duration generally will not differ from the weighted average duration of the Lehman Brothers Global Aggregate Index (ex-USD) by more than
                                   2 years. As of December 31, 2004, the duration of the Lehman Brothers Global
                                   Aggregate Index (ex-USD) was 5.48 years. As of December 31, 2004, the duration of the
                                   International Portfolio was 6.49 years.
---------------------------------- ---------------------------------------------------------------------------------------------
    INVESTMENT POLICIES:           The Portfolio invests primarily in investment grade debt securities from foreign bond markets, denominated in foreign currencies. The Portfolio will maintain investments in debt securities of issuers from at least three different countries. At least 65%
                                   of the Portfolio's total assets will be invested in debt securities from jurisdictions outside the U.S. The Portfolio will invest in derivatives for hedging and non-hedging purposes, such as to manage the effective duration of the Portfolio or as a substitute for direct investment. For temporary defensive purposes, up to
                                   100% of the Portfolio's total assets may be invested in U.S. government securities, cash or cash equivalent securities. These defensive strategies may prevent the
                                   Portfolio from achieving its investment objective. The Portfolio is "non-diversified"
                                   under the 1940 Act, meaning that it may invest in a limited number of issuers. Under normal circumstances, the Portfolio will invest more than 25% of its total assets in the Banking and Finance industry. For purposes of this limitation, the Banking and
                                   Finance industry will be deemed to include securities of issuers engaged in banking or finance businesses, including issuers of asset- and mortgage-backed securities.
---------------------------------- ---------------------------------------------------------------------------------------------
    PRINCIPAL INVESTMENTS:         Foreign Debt Instruments, including:
                                   o  Asset-Backed Securities
                                   o  Bank Obligations
                                   o  Corporate Debt Instruments
                                   o  Derivative Instruments
                                   o  Government Debt Instruments
                                   o  Indexed Notes
                                   o  Interest Rate Futures
                                   o  Mortgage-Backed Securities
                                   o  Other Investment Companies
---------------------------------- ---------------------------------------------------------------------------------------------

                                                           8

--------------------------------------------------------------------------------------------------------------------------------

                                               U.S. INFLATION-INDEXED PORTFOLIO

---------------------------------- ---------------------------------------------------------------------------------------------

     INVESTMENT OBJECTIVE:         To attain a high level of total return in excess of inflation as may be consistent with the preservation of capital.
---------------------------------- ---------------------------------------------------------------------------------------------
     PRINCIPAL INVESTMENT          The Portfolio invests primarily in bonds that are denominated in U.S. dollars and
     STRATEGIES:                   that have a coupon rate and/or principal amount linked to the inflation rate and derivative instruments denominated in U.S. dollars whose returns are linked to the inflation rate. The performance objective of the Portfolio is to outperform an index that the portfolio manager believes is an appropriate benchmark for the Portfolio.
                                   The current index used by the portfolio manager for the Portfolio is the Lehman
                                   Brothers U.S. Treasury Inflation Note Index. (The Lehman Brothers U.S. Treasury
                                   Inflation Note Index is comprised of bonds that have cash flows linked to an inflation index. These securities protect against adverse inflation and provide a minimum level of real return. Each bond in the Index will be adjusted monthly for changes in the Consumer Price Index ("CPI") (non-seasonally adjusted). All bonds included in the Index are issued by the U.S. Treasury. In addition, the bonds must have more than one year to maturity. The index is not available for investment and, unlike the Portfolio, does not incur expenses.)
---------------------------------- ---------------------------------------------------------------------------------------------
    MINIMUM QUALITY RATING:
                                                                                                   Fitch IBCA,      AVERAGE
                                                                    S&P               Moody's        Duff &        PORTFOLIO
                                      S&P:       Moody's:      (Short Term):        (Short Term):    Phelps:        QUALITY:
                                      ----       --------      -------------        -------------    -------        --------
                                      BBB-         Baa3             A-2                P-2             BBB-          AA (Aa)
---------------------------------- ---------------------------------------------------------------------------------------------
    DURATION:                      The Portfolio's U.S. dollar-weighted average real duration generally will not differ from the weighted average duration of the Lehman Brothers U.S. Treasury Inflation
                                   Note Index by more than 2 years. As of December 31, 2004, the real duration of the
                                   Lehman Brothers U.S. Treasury Inflation Note Index was 8.86 years. As of December 31,
                                   2004, the real duration of the U.S. Inflation-Indexed Portfolio was 8.88 years. Real duration measures the price sensitivity of a bond as real interest rates (i.e.
                                   nominal interest rates adjusted for inflation) move up and down.
---------------------------------- ---------------------------------------------------------------------------------------------
    INVESTMENT POLICIES:           Under normal circumstances, at least 80% of the Portfolio's net assets (including borrowings for investment purposes) must be invested in inflation-indexed securities that are denominated in U.S. dollars and derivative instruments denominated in U.S.
                                   dollars whose returns are linked to the inflation rate. The Portfolio will invest in derivatives as a substitute for direct investment in inflation-indexed securities. In addition, up to 20% of the Portfolio's net assets (including borrowings for investment purposes) may be invested in foreign inflation-indexed securities
                                   (sovereign issues only) whose returns may be hedged into U.S. dollars, U.S.
                                   government and agency securities that are not indexed to inflation, and corporate bonds denominated in U.S. dollars or foreign currencies. For temporary defensive purposes, up to 100% of the Portfolio's total assets may be invested in U.S.
                                   government securities (including those not indexed for inflation), cash or cash equivalent securities. These defensive strategies may prevent the Portfolio from achieving its investment objective. The Portfolio is "non-diversified" under the 1940
                                   Act, meaning that it may invest in securities of a limited number of issuers.
---------------------------------- ---------------------------------------------------------------------------------------------
    PRINCIPAL INVESTMENTS:         o  Derivative Instruments
                                   o  Inflation-Indexed Securities
                                   o  Other Investment Companies
---------------------------------- ---------------------------------------------------------------------------------------------

                                                           9

---------------------------------------------------------------------------------------------------------------------------------

                                           GLOBAL INFLATION-INDEXED HEDGED PORTFOLIO

---------------------------------------------------------------------------------------------------------------------------------

INVESTMENT OBJECTIVE:              To attain a high level of return in excess of inflation as may be consistent with the preservation of capital.

---------------------------------- ----------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES:   The Portfolio invests primarily in securities from worldwide bond markets that are denominated in both U.S. dollars and foreign currencies and have a coupon rate and/or principal amount linked to the local inflation rate. The performance objective of the
                                   Portfolio is to outperform an index that the portfolio manager believes is an appropriate benchmark for the Portfolio. The current index used by the portfolio manager for the Portfolio is the Barclays Global Inflation-Linked Bond Index Hedged.
                                   (The Barclays Global Inflation-Linked Bond Index Hedged is comprised of sovereign inflation-linked debt currently issued in Australia, Canada, France, Italy, Sweden, the United States and the United Kingdom, with returns expressed in U.S. dollar hedged terms. Other countries may be added to the Index from time to time. The index is not available for investment and, unlike the Portfolio, does not incur expenses.)

---------------------------------- ----------------------------------------------------------------------------------------------
MINIMUM QUALITY RATING:
                                                                                             Fitch IBCA,
                                                                  S&P           Moody's        Duff &             AVERAGE
                                       S&P:       Moody's:    (ShortTerm):   (Short Term):     Phelps:      PORTFOLIO QUALITY:
                                       ----       --------    ------------   -------------     -------      ------------------
                                       BBB-         Baa3          A-2             P-2            BBB-             AA (Aa)
---------------------------------- ----------------------------------------------------------------------------------------------
DURATION:                          The Portfolio's U.S. dollar-weighted average real duration generally will not differ from the weighted average duration of the Barclays Global Inflation-Linked Bond Index
                                   Hedged by more than 2 years. As of December 31, 2004, the real duration of the
                                   Barclays Global Inflation-Linked Bond Index Hedged was 10.23 years. As of December
                                   31, 2004, the real duration of the Global Inflation-Indexed Hedged Portfolio was
                                   11.65 years. Real duration measures the price sensitivity of a bond as real interest rates (i.e. nominal interest rates adjusted for inflation) move up and down.

---------------------------------- ----------------------------------------------------------------------------------------------
INVESTMENT POLICIES:               Under normal circumstances, at least 80% of the Portfolio's net assets (including borrowings for investment purposes) must be invested in inflation-indexed securities.
                                   The Portfolio will attempt to actively utilize currency hedging techniques. The
                                   Portfolio is not required to invest any minimum percentage of its assets in debt securities of issuers located outside the U.S. nor in any minimum number of countries or currencies. The Portfolio will invest in derivatives for hedging and non-hedging purposes, such as to manage the effective duration of the Portfolio or as a substitute for direct investment. For temporary defensive purposes, up to 100% of the
                                   Portfolio's total assets may be invested in U.S. government securities (including those not indexed for inflation), cash or cash equivalent securities. These defensive strategies may prevent the Portfolio from achieving its investment objective. The
                                   Portfolio is "non-diversified" under the 1940 Act, meaning that it may invest in securities of a limited number of issuers. Under normal circumstances, the Portfolio will invest more than 25% of its total assets in securities issued by the one or more of the following foreign governments: United Kingdom, France, Australia, Canada,
                                   Italy and Sweden (collectively, the "Government Group"). Except for securities issued by the Government Group or U.S. government securities, the Portfolio will not invest more than 25% of its total assets in any industry or foreign government. If the
                                   Portfolio invests more than 25% of its total assets in securities of a single issuer in the Government Group, the percentage of that issuer's securities in the Portfolio will not be more than fifteen percentage points higher than that issuer's weighting in the Barclays Global Inflation-Linked Bond Index Hedged, the Portfolio's benchmark index, or any replacement benchmark index that is selected and approved by the Fund's
                                   Board of Directors. In the event that the Fund's Board of Directors seeks to replace the Portfolio's benchmark index, the Portfolio's shareholders will be given sixty
                                   (60) days' prior notice of the change.
---------------------------------- ----------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS:             o  Derivative Instruments
                                   o  Inflation-Indexed Securities
                                   o  Other Investment Companies
---------------------------------- ----------------------------------------------------------------------------------------------

                                                           10

                           PRINCIPAL INVESTMENT RISKS

"Risk" is the chance that you may lose money on an investment or that you will not earn as much as you expect. The greater the risk, the greater the possibility of losing money.

All of the Portfolios are affected by changes in the U.S. or foreign economies, or in individual securities.

The possibility also exists that investment decisions of portfolio managers will not accomplish what they are designed to achieve. No assurance can be given that a Portfolio's investment objective will be achieved.

Fischer Francis Trees & Watts, Inc. (the "Investment Adviser") may change the index against which a Portfolio's performance is measured at any time, subject to review by the Fund's Board of Directors.

The Portfolios may invest in securities issued by the U.S. government, its agencies or sponsored enterprises. Although U.S. government securities are generally considered to be among the safest type of investment in terms of credit risk, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies, authorities and instrumentalities or sponsored enterprises, such as the Government National
Mortgage Association ("GNMA"), are backed by the full faith and credit of the
U.S. Treasury, while others, such as Federal National Mortgage Association
("FNMA"), Federal Home Loan Mortgage Corporation ("Freddie Mac")and Federal Home
Loan Banks ("FHLBs"), are backed solely by the ability of the entity to borrow from the U.S. Treasury or by the entity's own resources. No assurance can be given that the U.S. government would provide financial support to U.S.
government agencies, authorities, instrumentalities, or sponsored enterprises if it is not obliged to do so by law. Investments in the U.S. Short-Term Portfolio
are neither guaranteed nor insured by the United States government.

The high portfolio turnover of each Portfolio may result in greater transaction costs, and may increase the amount of taxes payable by a shareholder.

                                       11

The risks associated with each Portfolio depend on its investment strategy and the types of securities it holds. The principal risks affecting each Portfolio are indicated as follows:

--------------------- --------- ---------- ---------- ----------- ----------- ------------ ---------- ----------
                                                                                                        Global
                        U.S.                                                                  U.S.    Inflation-
                       Short-   Limited    Mortgage-              Worldwide                Inflation-   Indexed
Risks:                  Term    Duration    Backed     Worldwide     Core     International Indexed     Hedged
--------------------- --------- ---------- ---------- ----------- ----------- ------------ ---------- ----------

Banking industry
risk                     .          .          .          .           .            .
--------------------- --------- ---------- ---------- ----------- ----------- ------------ ---------- ----------
Concentration risk       .          .          .          .           .            .                      .
--------------------- --------- ---------- ---------- ----------- ----------- ------------ ---------- ----------
Credit risk              .          .          .          .           .            .           .          .
--------------------- --------- ---------- ---------- ----------- ----------- ------------ ---------- ----------
Currency risk                                             .           .            .           .          .
--------------------- --------- ---------- ---------- ----------- ----------- ------------ ---------- ----------
Derivatives risk         .          .          .          .           .            .           .          .
--------------------- --------- ---------- ---------- ----------- ----------- ------------ ---------- ----------
Foreign risk                        .                     .           .            .           .          .
--------------------- --------- ---------- ---------- ----------- ----------- ------------ ---------- ----------
Interest rate risk       .          .          .          .           .            .           .          .
--------------------- --------- ---------- ---------- ----------- ----------- ------------ ---------- ----------
Liquidity risk           .          .          .          .           .            .           .          .
--------------------- --------- ---------- ---------- ----------- ----------- ------------ ---------- ----------
Non-diversification                 .          .          .           .            .           .          .
risk
--------------------- --------- ---------- ---------- ----------- ----------- ------------ ---------- ----------
Prepayment risk          .          .          .          .           .            .
--------------------- --------- ---------- ---------- ----------- ----------- ------------ ---------- ----------

BANKING INDUSTRY RISK:       Investing in bank obligations exposes a Portfolio
                             to risks associated with the banking industry, such
                             as interest rate and credit risks.

CONCENTRATION RISK:          A Portfolio that invests more than 25% of its total
                             assets in the securities of issuers in any one
                             industry is exposed to the risk that factors
                             affecting that industry will have a greater effect
                             on the Portfolio than they would if the Portfolio
                             invested in a diversified number of unrelated
                             industries.

CREDIT RISK:                 Debt securities are subject to credit risk. Credit
                             risk is the possibility that an issuer will fail to
                             make timely payments of interest or principal, or
                             go bankrupt. In addition, lower rated securities
                             have higher risk characteristics and changes in
                             economic conditions are more likely to cause
                             issuers of these securities to be unable to make
                             payments and thus default. The lower the ratings of
                             such debt securities, the greater their credit
                             risk.

CURRENCY RISK:               Fluctuations in exchange rates between the U.S.
                             dollar and foreign currencies may negatively
                             affect an investment. When synthetic and
                             cross-hedges are used, the net exposure of a
                             Portfolio to any one currency may be different from
                             that of its total assets denominated in such
                             currency.

                                       12

DERIVATIVES RISK:            Derivatives are subject to the risk of changes in
                             the market price of the security, credit risk with
                             respect to the counterparty to the derivative
                             instrument, and the risk of loss due to changes in
                             interest rates. The use of certain derivatives,
                             including futures contracts, may also have a
                             leveraging effect, which may increase the
                             volatility of the Portfolio. The use of derivatives
                             may reduce returns for the Portfolio.

FOREIGN RISK:                Investing in foreign securities exposes a Portfolio
                             to risks such as political and economic
                             instability, currency devaluation and high
                             inflation rates, which may result in Portfolio
                             losses and higher volatility.

INTEREST RATE RISK:          Debt securities are subject to the risk that the
                             market value will decline because of rising
                             interest rates. A rise in interest rates generally
                             means a fall in bond prices and, in turn, a fall in
                             the value of your investment. Debt securities with
                             longer durations tend to be more sensitive to
                             changes in interest rates, usually making them more
                             volatile than debt securities with shorter
                             durations.

LIQUIDITY RISK:              Certain securities may be difficult or impossible
                             to sell at favorable prices within the desired
                             time frame.

NON-DIVERSIFICATION          A non-diversified Portfolio may invest a large
RISK:                        percentage of its assets in the securities of a
                             small number of issuers or industries than a
                             diversified Portfolio. This vulnerability to
                             factors affecting a single investment can result
                             in greater Portfolio losses and volatility.

PREPAYMENT RISK:             A Portfolio that invests in mortgage-backed
                             and other asset-backed securities is exposed to the
                             risk that such securities may repay principal
                             either faster or slower than expected.

A description of the Fund's policies and procedures regarding the disclosure of the Fund's portfolio holdings is available in the Fund's Statement of Additional
Information (SAI).

                                       13

                        RISK/RETURN BAR CHARTS AND TABLES

The following charts and tables give some indication of the risks of investing in the Portfolios. These charts and tables illustrate the changes in each
Portfolio's yearly performance and show how each Portfolio's average returns for
1, 5 and 10 years (or since inception if a Portfolio has not been in existence for 5 or 10 years) compared with a Portfolio's benchmark index. Past performance, before and after taxes, is not necessarily an indication of how a
Portfolio will perform in the future.

FOR THE CALENDAR YEARS ENDED DECEMBER 31

                    U.S. SHORT-TERM PORTFOLIO - ADVISOR CLASS
                               ANNUAL TOTAL RETURN

                               [BAR CHART OMITTED]

5.71%   5.45%   5.09%   5.59%   4.26%   6.99%   4.79%   0.95%   1.49%   1.74%
-----   -----   -----   -----   -----   -----   -----   -----   -----   -----
1995    1996    1997    1998    1999    2000    2001    2002    2003    2004

During the ten-year period shown in the U.S. Short Term Portfolio's bar chart, the highest quarterly return was 2.02% (quarter ending December 31, 2000) and the lowest quarterly return was -0.37% (quarter ending December 31, 2002).

FOR THE CALENDAR YEARS ENDED DECEMBER 31

                   LIMITED DURATION PORTFOLIO - ADVISOR CLASS
                               ANNUAL TOTAL RETURN

                               [BAR CHART OMITTED]

11.26%   5.29%   7.21%   6.79%   2.88%   8.52%   7.46%   5.81%   2.49%   1.65%
------   -----   -----   -----   -----   -----   -----   -----   -----   -----
1995     1996    1997    1998    1999    2000    2001    2002    2003    2004

During the ten-year period shown in the Limited Duration Portfolio's bar chart, the highest quarterly return was 3.53% (quarter ending March 31, 1995) and the lowest quarterly return was -0.83% (quarter ending June 30, 2004).

                                       14

FOR THE CALENDAR YEARS ENDED DECEMBER 31

                    MORTGAGE-BACKED PORTFOLIO - ADVISOR CLASS
                               ANNUAL TOTAL RETURN

                               [BAR CHART OMITTED]

        10.19%   7.42%   1.21%   11.60%   6.43%   8.68%   3.84%   5.33%
        ------   -----   -----   ------   -----   -----   -----   -----
         1997    1998    1999     2000    2001    2002    2003    2004

During the eight-year period shown in the Mortgage-Backed Portfolio's bar chart, the highest quarterly return was 3.99% (quarter ending September 30, 2001) and the lowest quarterly return was -1.10% (quarter ending June 30, 1999).

FOR THE CALENDAR YEARS ENDED DECEMBER 31

                       WORLDWIDE PORTFOLIO - ADVISOR CLASS
                               ANNUAL TOTAL RETURN

                               [BAR CHART OMITTED]

12.60%   5.77%   2.93%  15.58%  -5.38%   3.26%   1.40%  14.97%  12.68%  10.13%
------   -----   -----  ------  ------   -----   -----  ------  ------  ------
1995     1996    1997    1998    1999    2000    2001    2002    2003    2004

During the ten-year period shown in the Worldwide Portfolio's bar chart, the highest quarterly return was 8.85% (quarter ending September 30, 1998) and the lowest quarterly return was -3.73% (quarter ending March 31, 1999).

                                       15

FOR THE CALENDAR YEARS ENDED DECEMBER 31

                    WORLDWIDE CORE PORTFOLIO - ADVISOR CLASS
                               ANNUAL TOTAL RETURN

                               [BAR CHART OMITTED]

11.00%  10.03%  12.60%  11.53%  -0.19%  10.79%   6.94%   7.36%   3.71%   5.49%
------  ------  ------  ------  ------  ------   -----   -----   -----   -----
 1995    1996    1997    1998    1999    2000    2001    2002    2003    2004

During the ten-year period shown in the Worldwide Core Portfolio's bar chart, the highest quarterly return was 5.66% (quarter ending September 30, 1998) and the lowest quarterly return was -0.91% (quarter ending June 30, 2004).

FOR THE CALENDAR YEARS ENDED DECEMBER 31

                     INTERNATIONAL PORTFOLIO - ADVISOR CLASS
                               ANNUAL TOTAL RETURN

                               [BAR CHART OMITTED]

-0.43%  18.35%  -6.34%  -0.98%  -4.22%  21.81%  20.25%  12.17%
------  ------  ------  ------  ------  ------  ------  ------
 1997    1998    1999    2000    2001    2002    2003    2004

During the eight-year period shown in the International Portfolio's bar chart, the highest quarterly return was 13.95% (quarter ending June 30, 2002) and the lowest quarterly return was -5.28% (quarter ending March 31, 1999).

                                       16

FOR THE CALENDAR YEARS ENDED DECEMBER 31

                U.S. INFLATION-INDEXED PORTFOLIO - ADVISOR CLASS
                               ANNUAL TOTAL RETURN

                               [BAR CHART OMITTED]

                     16.17%          7.65%          9.71%
                     ------          -----          -----
                      2002           2003           2004

During the three-year period shown in the U.S. Inflation-Indexed Portfolio's bar chart, the highest quarterly return was 7.88% (quarter ending September 30,
2002) and the lowest quarterly return was -2.78% (quarter ending June 30, 2004).

*The Board of Directors approved changes, effective January 1, 2003, to the
Portfolio's investment policies to permit the Portfolio to invest primarily in inflation-indexed securities denominated in U.S. dollars and to eliminate the requirement that the Portfolio seek to hedge at least 65% of its assets. The
Board also changed the name of the Portfolio from the Inflation-Indexed Hedged
Portfolio to the U.S. Inflation-Indexed Portfolio.

FOR THE CALENDAR YEARS ENDED DECEMBER 31

            GLOBAL INFLATION-INDEXED HEDGED PORTFOLIO - ADVISOR CLASS
                               ANNUAL TOTAL RETURN

                               [BAR CHART OMITTED]

                                     8.93%
                                     -----
                                     2004

During the one-year period shown in the Global Inflation-Indexed Hedged
Portfolio's bar chart, the highest quarterly return was 3.52% (quarter ending
September 30, 2004) and the lowest quarterly return was -1.29% (quarter ending
June 30, 2004).

                                       17

-------------------------------------------------------------------------- ------------- ----------- ------------- ----------------
AVERAGE ANNUAL TOTAL RETURNS                                                  PAST 1       PAST 5      PAST 10          SINCE
(FOR THE PERIODS ENDING DECEMBER 31, 2004)*                                    YEAR         YEARS       YEARS         INCEPTION**
-------------------------------------------------------------------------- ------------- ----------- ------------- ----------------

-------------------------------------------------------------------------- ------------- ----------- ------------- ----------------
U.S SHORT-TERM PORTFOLIO - ADVISOR CLASS
-------------------------------------------------------------------------- ------------- ----------- ------------- ----------------
    Return Before Taxes                                                       1.74%        3.16%        4.18%            N/A
-------------------------------------------------------------------------- ------------- ----------- ------------- ----------------
    Return After Taxes on Distributions                                       0.75%        1.69%        2.30%            N/A
-------------------------------------------------------------------------- ------------- ----------- ------------- ----------------
    Return After Taxes on Distributions and Sale of Fund Shares               1.12%        1.79%        2.39%            N/A
-------------------------------------------------------------------------- ------------- ----------- ------------- ----------------
    Merrill Lynch 3-6 Month Treasury Index***                                 1.25%        3.09%        4.36%            N/A
-------------------------------------------------------------------------- ------------- ----------- ------------- ----------------

-------------------------------------------------------------------------- ------------- ----------- ------------- ----------------
LIMITED DURATION PORTFOLIO - ADVISOR CLASS
-------------------------------------------------------------------------- ------------- ----------- ------------- ----------------
    Return Before Taxes                                                       1.65%        5.15%        5.89%            N/A
-------------------------------------------------------------------------- ------------- ----------- ------------- ----------------
    Return After Taxes on Distributions                                       0.38%        3.31%        3.77%            N/A
-------------------------------------------------------------------------- ------------- ----------- ------------- ----------------
    Return After Taxes on Distributions and Sale of Fund Shares               1.10%        3.29%        3.73%            N/A
-------------------------------------------------------------------------- ------------- ----------- ------------- ----------------
    Merrill Lynch 1-3 Year Treasury Index***                                  0.91%        4.92%        5.71%            N/A
-------------------------------------------------------------------------- ------------- ----------- ------------- ----------------

-------------------------------------------------------------------------- ------------- ----------- ------------- ----------------
MORTGAGE-BACKED PORTFOLIO - ADVISOR CLASS
-------------------------------------------------------------------------- ------------- ----------- ------------- ----------------
    Return Before Taxes                                                       5.33%        7.13%         N/A            7.02%
-------------------------------------------------------------------------- ------------- ----------- ------------- ----------------
    Return After Taxes on Distributions                                       3.33%        4.81%         N/A            4.34%
-------------------------------------------------------------------------- ------------- ----------- ------------- ----------------
    Return After Taxes on Distributions and Sale of Fund Shares               3.43%        4.67%         N/A            4.32%
-------------------------------------------------------------------------- ------------- ----------- ------------- ----------------
    Lehman Brothers Mortgage-Backed Securities Index***                       4.70%        7.13%         N/A            6.87%
-------------------------------------------------------------------------- ------------- ----------- ------------- ----------------

-------------------------------------------------------------------------- ------------- ----------- ------------- ----------------
WORLDWIDE PORTFOLIO - ADVISOR CLASS
-------------------------------------------------------------------------- ------------- ----------- ------------- ----------------
    Return Before Taxes                                                       10.13%       8.35%        7.18%            N/A
-------------------------------------------------------------------------- ------------- ----------- ------------- ----------------
    Return After Taxes on Distributions                                       6.58%        6.27%        5.11%            N/A
-------------------------------------------------------------------------- ------------- ----------- ------------- ----------------
    Return After Taxes on Distributions and Sale of Fund Shares               6.54%        5.90%        4.89%            N/A
-------------------------------------------------------------------------- ------------- ----------- ------------- ----------------
    Lehman Brothers Global Aggregate Index (Unhedged)***                      9.27%        8.45%        7.74%            N/A
-------------------------------------------------------------------------- ------------- ----------- ------------- ----------------

-------------------------------------------------------------------------- ------------- ----------- ------------- ----------------
WORLDWIDE CORE PORTFOLIO - ADVISOR CLASS
-------------------------------------------------------------------------- ------------- ----------- ------------- ----------------
    Return Before Taxes                                                       5.49%        6.82%        7.85%            N/A
-------------------------------------------------------------------------- ------------- ----------- ------------- ----------------
    Return After Taxes on Distributions                                       3.46%        4.65%        5.05%            N/A
-------------------------------------------------------------------------- ------------- ----------- ------------- ----------------
    Return After Taxes on Distributions and Sale of Fund Shares               3.49%        4.39%        4.92%            N/A
-------------------------------------------------------------------------- ------------- ----------- ------------- ----------------
    Lehman Brothers Global Aggregate Index    (Hedged)***                     4.90%        6.76%        7.95%            N/A
-------------------------------------------------------------------------- ------------- ----------- ------------- ----------------

-------------------------------------------------------------------------- ------------- ----------- ------------- ----------------
INTERNATIONAL PORTFOLIO - ADVISOR CLASS
-------------------------------------------------------------------------- ------------- ----------- ------------- ----------------
    Return Before Taxes                                                       12.17%       9.27%         N/A            7.26%
-------------------------------------------------------------------------- ------------- ----------- ------------- ----------------
    Return After Taxes on Distributions                                       9.10%        6.82%         N/A            4.66%
-------------------------------------------------------------------------- ------------- ----------- ------------- ----------------
    Return After Taxes on Distributions and Sale of Fund Shares               7.79%        6.47%         N/A            4.59%
-------------------------------------------------------------------------- ------------- ----------- ------------- ----------------
    Lehman Brothers Global Aggregate Index                                    12.55%       8.73%         N/A            6.40%
    (ex-USD)***
-------------------------------------------------------------------------- ------------- ----------- ------------- ----------------

                                       18

-------------------------------------------------------------------------- ------------- ----------- ------------- ----------------

U.S. INFLATION-INDEXED
PORTFOLIO - ADVISOR CLASS
-------------------------------------------------------------------------- ------------- ----------- ------------- ----------------
  Return Before Taxes                                                         9.71%         N/A          N/A            9.96%
-------------------------------------------------------------------------- ------------- ----------- ------------- ----------------
  Return After Taxes on Distributions                                         6.71%         N/A          N/A            7.10%
-------------------------------------------------------------------------- ------------- ----------- ------------- ----------------
  Return After Taxes on Distributions and Sale                                6.85%         N/A          N/A            6.90%
  of Fund Shares
-------------------------------------------------------------------------- ------------- ----------- ------------- ----------------
  Lehman Brothers U.S. Treasury Inflation Note
    Index***                                                                  8.46%         N/A          N/A           10.04%
-------------------------------------------------------------------------- ------------- ----------- ------------- ----------------

-------------------------------------------------------------------------- ------------- ----------- ------------- ----------------
GLOBAL INFLATION-INDEXED HEDGED
PORTFOLIO - ADVISOR CLASS
-------------------------------------------------------------------------- ------------- ----------- ------------- ----------------
    Return Before Taxes                                                       8.93%         N/A          N/A            7.89%
-------------------------------------------------------------------------- ------------- ----------- ------------- ----------------
    Return After Taxes on Distributions                                       6.14%         N/A          N/A            5.80%
-------------------------------------------------------------------------- ------------- ----------- ------------- ----------------
    Return After Taxes on Distributions and Sale
    of Fund Shares                                                            5.77%         N/A          N/A            5.51%
-------------------------------------------------------------------------- ------------- ----------- ------------- ----------------
    Barclays Global Inflation-Linked Bond Index (Hedged)***                   8.32%         N/A          N/A            7.70%
-------------------------------------------------------------------------- ------------- ----------- ------------- ----------------

* After tax returns shown in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after tax returns depend on an investor's tax situation and may differ from those shown. The after tax returns shown are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.
The Portfolios' past performance, before and after taxes, is not necessarily an indication of how the Portfolios will perform in the future. Total return would have been lower had certain expenses not been waived or reimbursed. The indices listed in the chart above do not reflect deductions for fees, expenses or taxes.

**Portfolio Inception Dates:
1. U.S. Short Term Portfolio: 12/6/89
2. Limited Duration Portfolio: 7/26/93
3. Mortgage Backed Portfolio: 4/29/96
4. Worldwide Portfolio: 4/15/92
5. Worldwide Core Portfolio: 5/19/92. For the period between 8/1/94 and 6/30/95, the Portfolio was invested in cash or short-term instruments due to its small size.
6. International Portfolio: 5/9/96
7. U.S. Inflation-Indexed Portfolio: 1/2/01
8. Global Inflation-Indexed Hedged Portfolio: 1/14/03

***The benchmark reflects no deduction for fees, expenses or taxes.

                                       19

                                    FEE TABLE

This Table describes the fees and expenses that you may pay if you buy, hold or sell shares of a Portfolio's Advisor Class.

----------------------------- ---------- ---------- ---------- ---------- ----------- ------------- ----------- ------------
Portfolio Name                                                                                                      Global
                                U.S.                                                                   U.S.       Inflation
                               Short-     Limited    Mortgage-            Worldwide                 Inflation-     Indexed
                                Term      Duration    Backed   Worldwide     Core     International   Indexed       Hedged
----------------------------- ---------- ---------- ---------- ---------- ----------- ------------- ----------- ------------

Shareholder Fees (Fees
Paid Directly from            None       None       None       None       None        None          None        None
Your Investment)
----------------------------- ---------- ---------- ---------- ---------- ----------- ------------- ----------- ------------
Annual Fund Operating
Expenses (Expenses that
Are Deducted From Fund
Assets)
----------------------------- ---------- ---------- ---------- ---------- ----------- ------------- ----------- ------------
Management Fees               0.30%      0.35%      0.30%      0.40%      0.40%       0.40%         0.40%       0.40%
----------------------------- ---------- ---------- ---------- ---------- ----------- ------------- ----------- ------------
Distribution Fees
(12b-1)                       None       None       None       None       None        None          None        None
----------------------------- ---------- ---------- ---------- ---------- ----------- ------------- ----------- ------------
Other Expenses(1)             0.20%      0.22%      0.24%      0.25%      0.40%       0.36%         0.24%       0.50%
----------------------------- ---------- ---------- ---------- ---------- ----------- ------------- ----------- ------------
Total Annual Fund
Operating Expenses            0.50%      0.57%(4)   0.54%      0.65%      0.80%(4)    0.76%         0.64%(3)    0.90%(3)
----------------------------- ---------- ---------- ---------- ---------- ----------- ------------- ----------- ------------
Contractually Waived Fees     0.10%                            0.05%
----------------------------- ---------- ---------- ---------- ---------- ----------- ------------- ----------- ------------
Net Annual Fund
Operating Expenses            0.40%(2)                         0.60%(2)
----------------------------- ---------- ---------- ---------- ---------- ----------- ------------- ----------- ------------

(1) Under an Administration Agreement dated August 15, 2003, between the Fund and Investors Bank & Trust Company ("Investors Bank" or "the Administrator"),
the Administrator provides administrative services to each Portfolio for an administrative fee. Under an Operations Monitoring Agent Agreement effective
August 15, 2003, EOS Fund Services LLC earns a fee for providing operations monitoring services to the Fund.

(2) Pursuant to the Investment Advisory Agreements for the U.S. Short-Term
Portfolio and the Worldwide Portfolio, the Total Operating Expenses of each
Portfolio are capped at 0.40% and 0.60%, respectively, (on an annualized basis)
of that Portfolio's average daily net assets, through April 30, 2006. The contractual expense cap for the U.S. Short-Term Portfolio includes a voluntary waiver by the Investment Adviser of 0.15% of its management fees. Such voluntary fee waiver can be terminated at any time.

(3) The Investment Adviser has voluntarily agreed to cap the Total Fund
Operating Expenses of the U.S. Inflation-Indexed Portfolio and the Global
Inflation-Indexed Hedged Portfolio at 0.35% and 0.50%, respectively (on an annualized basis), of that Portfolio's average daily net assets, which includes a voluntary waiver of 0.20% of its management fees for each of these Portfolios.
Such voluntary expense caps and fee waivers can be terminated at any time.

(4) The Investment Adviser has voluntarily agreed to waive 0.20% of its management fees for the Limited Duration Portfolio and 0.15% of its management fees for the Worldwide Core Portfolio. After such voluntary fee waivers, the Net
Annual Fund Operating Expenses of the Limited Duration and Worldwide Core
Portfolios are 0.37% and 0.65%, respectively. Such voluntary fee waivers can be terminated at any time.

                                       20

                              EXPENSE TABLE EXAMPLE

The following table is intended to help you compare the cost of investing in the
Portfolios with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in each Portfolio's Advisor Class for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that each Portfolio's Advisor Class operating expenses remain the same, except that the contractually waived fees reflected in the fee table for the U.S. Short-Term and Worldwide Portfolios' Advisor Class are in effect for the one year time period only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

        Portfolio Name                1 Year           3 Years               5 Years             10 Years
--------------------------------- --------------- -------------------- --------------------- -------------------

U.S. Short-Term                        $41               $150                  $270                 $619
--------------------------------- --------------- -------------------- --------------------- -------------------
Limited Duration                       $58               $183                  $318                 $714
--------------------------------- --------------- -------------------- --------------------- -------------------
Mortgage-Backed                        $55               $173                  $302                 $677
--------------------------------- --------------- -------------------- --------------------- -------------------
Worldwide                              $61               $203                  $357                 $806
--------------------------------- --------------- -------------------- --------------------- -------------------
Worldwide Core                         $82               $255                  $444                 $990
--------------------------------- --------------- -------------------- --------------------- -------------------
International                          $78               $243                  $422                 $942
--------------------------------- --------------- -------------------- --------------------- -------------------
U.S. Inflation-Indexed                 $65               $205                  $357                 $798
--------------------------------- --------------- -------------------- --------------------- -------------------
Global Inflation-Indexed Hedged        $92               $287                  $498                $1,108
--------------------------------- --------------- -------------------- --------------------- -------------------

                                 FUND MANAGEMENT

                               BOARD OF DIRECTORS

The Board of Directors of FFTW Funds, Inc. (the "Fund"), is responsible for the overall management and supervision of the Portfolios, each a series of the Fund.
The Fund's Directors are Stephen P. Casper, John C Head III, Lawrence B. Krause,
Saul H. Hymans, Onder John Olcay and Andrea Redmond. Additional information about the Directors and the Fund's executive officers may be found in the SAI under the heading "Management of the Fund."

                                       21

                               INVESTMENT ADVISER

Subject to the direction and authority of the Board of Directors, Fischer
Francis Trees & Watts, Inc. ("FFTW" or the "Investment Adviser"), serves as
Investment Adviser to the Portfolios. The Investment Adviser conducts investment research and is responsible for the purchase, sale or exchange of the
Portfolios' assets. Organized in 1972, the Investment Adviser is registered with the Securities and Exchange Commission and is a New York corporation that, with its affiliated companies, managed approximately $38.6 billion in assets, as of
December 31, 2004, for numerous fixed-income portfolios. The Investment Adviser, together with its affiliates, currently advises institutional clients including banks, central banks and pension funds. The Investment Adviser also serves as the adviser or the sub-adviser to domestic and international pooled investment vehicles. The Investment Adviser's offices are located at 200 Park Avenue, New
York, New York 10166. The Investment Adviser is directly wholly-owned by Charter
Atlantic Corporation, a New York corporation. Each Portfolio paid the Investment
Adviser for its services in the twelve months ended December 31, 2004, at the annual percentage rate described below, based on each Portfolio's average daily net assets.

                  PORTFOLIO NAME                    MANAGEMENT FEE RATES*
                  --------------                    ---------------------
        U.S Short-Term                                      0.15%
        Limited Duration                                    0.15%
        Mortgage-Backed                                     0.30%
        Worldwide                                           0.40%
        Worldwide Core                                      0.25%
        International                                       0.40%
        U.S. Inflation-Indexed                              0.20%
        Global Inflation-Indexed Hedged                     0.20%

*Management fees for all Portfolios except the Mortgage-Backed, Worldwide
 Portfolio and the International Portfolio show Management Fee Rates after the voluntary waiver of Management Fees.

                             INVESTMENT SUB-ADVISER

Fischer Francis Trees & Watts, a corporate partnership organized under the laws of the United Kingdom and an affiliate of the Investment Adviser, serves as
Sub-Adviser to the Worldwide, Worldwide Core, International and Global
Inflation-Indexed Hedged Portfolios. Organized in 1989, the Sub-Adviser is a
U.S.-registered investment adviser and managed approximately $13.4 billion in multi-currency fixed-income portfolios for institutional clients as of December
31, 2004. The Investment Adviser pays any compensation to the Sub-Adviser from its advisory fee. The Sub-Adviser's annual fee is equal to the advisory fee for each of the Worldwide, Worldwide Core, International and Global
Inflation-Indexed Hedged Portfolios after any waivers. The Sub-Adviser's offices are located at 2 Royal Exchange, London, EC3V 3RA. The Sub-Adviser is directly and indirectly wholly-owned by Charter Atlantic Corporation, a New York corporation.

                   ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL

A discussion of the basis for the Board of Directors' approval of the advisory and sub-advisory contracts for the Portfolios will be available in the Funds'
semi-annual report to shareholders for the period ended June 30, 2005. That report will be available and will be mailed to shareholders at the end of August
2005.

                                       22

                               PORTFOLIO MANAGERS

FFTW uses a team approach for determining its broad investment strategy for interest rate risk, currency risk and sector allocation. The full portfolio team, comprised of the sector specialist teams for Sovereign Bonds, Corporate
Bonds, Structured Products and Foreign Exchange, meets once a week to determine the firm's overall strategy for global bond and currency markets. The translation of the firm-wide investment strategy into a specific strategy for each Portfolio of the Fund in a manner that complies with each Portfolio's specific investment objectives and restrictions is the responsibility of a specific portfolio manager. The portfolio manager determines the broad risk parameters and overall sector and interest rate strategy for the Portfolio. The portfolio manager relies on the sector specialist teams to select the specific securities for each Portfolio. The biographical information for each portfolio manager of the Fund is set forth below.

Additional information about each portfolio manager, including how each is compensated, other accounts each manages and each portfolio manager's ownership of Fund securities is located in the SAI.

KEVIN CORRIGAN, MANAGING DIRECTOR, PORTFOLIO MANAGER. Mr. Corrigan has joint responsibility for management of the International Portfolio. He joined FFTW in
July 1995. He heads the International Corporate Credit Team. Mr. Corrigan currently specializes in European financial institutions and is a member of the
Investment Strategy Group. Previously, Mr. Corrigan worked at JP Morgan as an accountant in a number of functions, including the sterling securities and
European interest rate swaps and derivatives areas. Mr. Corrigan holds a BA
Honors in English literature from Reading University (1987) and is a fellow of the Chartered Association of Certified Accountants (1994).

RICHARD WILLIAMS, CO-CHIEF INVESTMENT OFFICER, MANAGING DIRECTOR. Mr. Williams
has joint responsibility for management of the International Portfolio. He joined FFTW in 1995. In his role as co-Chief Investment Officer, Mr. Williams chairs the Investment Strategy Group, which determines the investment strategy and sector allocations for all portfolios under the firm's management. His primary portfolio responsibility is for global aggregate portfolios. Mr.
Williams joined FFTW from Deutsche Bank, where he worked as an analyst in the fixed income research department for two years. Mr. Williams has a MA in mathematics from Lincoln College, Oxford University, and completed an MBA from
City University Business School while at FFTW. He is a Fellow of the Institute of Actuaries and has lectured in Finance at Moscow State University.

ANDREW M. HEADLEY, CFA, PORTFOLIO MANAGER. Mr. Headley has primary responsibility for management of the Mortgage-Backed Portfolio. Mr. Headley joined FFTW in 1994. Currently his primary focus is on the mortgage pass-through market and those portfolios which are benchmarked against a mortgage pass-through index. Mr. Headley holds a B.A. summa cum laude in finance from the
Wharton School of the University of Pennsylvania. He holds the designation of
Chartered Financial Analyst and is a member of the New York Society of Security
Analysts.

DAVID J. MARMON, MANAGING DIRECTOR, PORTFOLIO MANAGER. Mr. Marmon has primary responsibility for management of the Worldwide and Worldwide Core Portfolios.
Mr. Marmon joined FFTW in 1990. He is one of seven senior portfolio managers in the Investment Strategy Group, which determines the investment strategy and sector allocations for all portfolios under FFTW's management. He also leads the
Corporate Credit Team, which determines the security selection of corporate and high yield bonds. Mr. Marmon has a B.A. in economics from Alma College (1980)
and an M.A. in economics from Duke University (1982).

KENNETH O'DONNELL, CFA, portfolio manager. Mr. O'Donnell has primary responsibility for management of the Limited Duration and U.S. Short-Term
Portfolios. Mr. O'Donnell

                                       23

joined FFTW in 2002. Currently, he manages asset-backed, agency and U.S.
government securities and is also responsible for the management of money market, short, and short-intermediate portfolios. Prior to joining FFTW, Mr.
O'Donnell worked as an asset-backed security specialist in the structured products group of Standish Mellon Asset Management from 1998-2002. His primary responsibilities included analyzing and trading the asset-backed securities portfolio. Mr. O'Donnell holds a B.S. in Mechanical Engineering from Syracuse
University and a M.S. in Finance from Boston College. He is a Chartered
Financial Analyst and a member of the New York Society of Security Analysts.

PAUL J. ZHAO, PORTFOLIO MANAGER. Mr. Zhao has primary responsibility for the
U.S. Inflation-Indexed and Global Inflation-Indexed Hedged Portfolios. He joined
FFTW in 2004. He is a member of the U.S. Sovereign Bonds Team responsible for interest rate products with an emphasis on U.S. and global inflation-linked securities. Mr. Zhao joined FFTW after eight years at Teachers Insurance &
Annuity Association - College Retirement Equities Fund (TIAA-CREF), most recently as a Director/portfolio manager. His primary responsibilities at
TIAA-CREF included designing interest rate hedging strategies for TIAA-CREF's general fixed income account, co-managing various core plus style bond mutual funds, 529 plans and the CREF Bond Market Account. He also headed the inflation-linked bond products. Mr. Zhao has extensive experience in trading
U.S. Treasury bonds, agency obligations, and inflation-linked securities. Mr.
Zhao earned a BS in finance from Southern Connecticut State University (1993)
and an MBA with a concentration in finance theory from Yale University (1996).
He also studied graduate level mathematics/statistics at Columbia University from 1997-1999.

                             SHAREHOLDER INFORMATION

                                    PURCHASES

Portfolio Advisor Class shares may be purchased directly from the Fund, or obtained by employing the services of an outside broker or agent. Such broker or agent may charge a fee for its services. The minimum initial required investment for purchasing Advisor Class shares of a Portfolio is $250,000; such minimum may be waived at the discretion of the Fund. Subsequent investments may be of any amount. There are no loads or 12b-1 distribution fees imposed on Advisor Class shares of the Portfolios. Shares of the U.S. Short-Term Portfolio will begin accruing dividends on the day Federal funds are received.

Purchases of shares of all the Portfolios may be made on any Business Day (as defined below). For all Portfolios, "Business Day" means any Monday through
Friday that the New York Stock Exchange is open. At the present time, the New
York Stock Exchange is closed on: New Year's Day, Dr. Martin Luther King's
Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor
Day, Thanksgiving and Christmas.

With the exception of the U.S. Short-Term Portfolio, the Portfolios are designed as long-term investments and, therefore, do not accommodate activities believed by the Portfolio to constitute "market timing" or other trading strategies that entail rapid or frequent purchases, sales or exchanges which could disrupt orderly management of a Portfolio's investments ("disruptive trading"). The U.S.
Short-Term Portfolio also does not accommodate market timing or disruptive trading. However, because this Portfolio is used as a cash sweep vehicle for shareholders, it may experience frequent purchases, sales or exchanges. Trading activity of this type is not considered disruptive to this Portfolio.

Market timing and disruptive trading can harm the interests of a Portfolio and its long-term investors. Portfolios that invest in foreign securities may be particularly susceptible to frequent trading strategies. This is because time zone difference among international stock markets can allow a shareholder engaging in a short-term

                                       24

strategy to exploit portfolio share prices that are based on closing prices of securities established some time before the portfolio calculates its own share price. The Board of Directors of the Fund has adopted policies and procedures with respect to frequent trading in Portfolio shares. These policies and procedures are reasonably designed to monitor a Portfolio's trading activity and discourage disruptive trading and, in cases where disruptive trading activity is detected, to take action to stop such activity.

In order to ensure compliance with the Fund's procedures and to protect the interests of long-term investors, the Fund monitors trading in Portfolio shares by direct and beneficial shareholders. The Fund works with intermediaries that sell or facilitate distribution of Portfolio shares to identify abusive trading practices in omnibus accounts. The Fund reserves the right to take appropriate action as it deems necessary including, but not limited to, refusing to accept purchase orders in order to protect the interests of long-term shareholders.

Although the Fund takes certain steps, including the monitoring of subscription and redemption activity, to prevent abusive trading practices, there can be no guarantee that all such practices will be detected or prevented.

                               WIRING INSTRUCTIONS

To:                 Investors Bank & Trust Company
                    200 Clarendon Street
                    Boston, Massachusetts 02117
ABA Number:         011001438
Account Name:       Quasar Distributors, LLC - Fund Purchase Account
Account Number:     933333333
Reference:          (Indicate Portfolio name)

                               TO PURCHASE SHARES

------------------------- -------------------- -----------------------------
PORTFOLIO NAME            WHEN NET ASSET       WHEN & HOW SHARES
                          VALUE (NAV) IS        MAY BE PURCHASED
                          DETERMINED
------------------------- -------------------- -----------------------------

o   U.S. SHORT-TERM       o   All              o  Any Business Day
o   LIMITED                   Business
    DURATION                  Days             o  Submitted orders
o   MORTGAGE-BACKED                               must include a
o   WORLDWIDE                                     completed account
o   WORLDWIDE                                     application.
    CORE
o   INTERNATIONAL                              o  Federal funds must
o   U.S.                                          be wired to Quasar's
    INFLATION-                                    "Fund Purchase
    INDEXED                                       Account" at Investors
o   GLOBAL                                        Bank & Trust Company,
    INFLATION-                                    ("Investors Bank;"
    INDEXED                                       or the "Transfer
    HEDGED                                        Agent"). The Fund
                                                  does not accept
                                                  Purchases except by
                                                  wire.
------------------------- -------------------- -----------------------------

------------------------- ------------------------------------ ----------------------------
PORTFOLIO NAME            PROCEDURE FOR SAME DAY               RESULT OF LATE
                          PURCHASES                            NOTIFICATION OR DELAY
                                                               IN RECEIPT OF FUNDS
------------------------- ------------------------------------ ----------------------------

o   U.S. SHORT-TERM       o  Purchasers must call              o  The Portfolio must
o   LIMITED                  Investors Bank at (800)              receive Notice before
    DURATION                 247-0473 prior to 4:00 p.m.          4:00 p.m. (wire may be
o   MORTGAGE-BACKED          ET to inform the Portfolio           received after 4:00 p.m
o   WORLDWIDE                of the incoming wire transfer.       ET) for shares to be   .
o   WORLDWIDE                                                     bought at that day's
    CORE                  o  Purchasers must indicate             price.
o   INTERNATIONAL            which Portfolio is to be
o   U.S.                     purchased.                        o  Shares will be bought
    INFLATION-                                                    at the Next Business
    INDEXED               o  If Federal funds are                 Day's price if the wire
o   GLOBAL                   received by the Portfolio            is received after 4:00
    INFLATION-               that day, the order will be          p.m.  ET and no notice
    INDEXED                  effective that day.  Price           is given.
    HEDGED                   of shares is based on the
                             next calculation of  NAV
                             after the order is placed.

------------------------- ------------------------------------ ----------------------------

                                       25

                                   REDEMPTIONS

All Portfolio shares (fractional and full) will be redeemed upon shareholder request. The redemption price will be the next net asset value per share, determined after the Transfer Agent receives proper notice of redemption (see table below). Shares redeemed receive dividends declared up to and including the day preceding the day of the redemption payment.

Shares may be redeemed by employing the services of an outside broker or agent or may be redeemed directly from the Fund. Such broker or agent may charge a fee for its services. There are no loads imposed by the Fund. No charge is imposed by the Fund to redeem shares; however, a shareholder's bank may impose its own wire transfer fee for receipt of the wire. The Fund may execute redemptions in any amount requested by the shareholder up to the amount the shareholder has invested in the Portfolio.

A shareholder may change the authorized agent or the account designated to receive redemption proceeds at any time by writing to the Transfer Agent with an appropriate signature guarantee. Further documentation may be required when deemed appropriate by the Transfer Agent.

A telephone redemption option is made available to shareholders on the Fund's
Account Application. The Fund or the Transfer Agent may employ procedures designed to confirm that instructions communicated by telephone are genuine. If the Fund or the Transfer Agent do not employ such procedures, they may be liable for losses due to unauthorized or fraudulent instructions. The Fund or the
Transfer Agent may require personal identification codes and will only wire funds through pre-existing bank account instructions. No bank instruction changes will be accepted via telephone.

If a shareholder wishes to add or change telephone redemption options after an account in a Portfolio has been established, the shareholder must provide the
Transfer Agent with the request in writing. The shareholder's signature must also have an appropriate signature guarantee. Other documentation may also be required; please check with the Transfer Agent for specifics.

Shareholders who do not elect telephone redemption privileges must submit their redemption requests in writing with an authorized signer's signature appropriately guaranteed. Additional documentation may also be required. Please contact the Transfer Agent for details prior to submitting any written requests.

In an attempt to reduce expenses, the Fund may redeem shares of any Advisor
Class shareholder whose Portfolio account has a net asset value lower than
$250,000. An involuntary redemption will not occur when drops in investment value are the sole result of adverse market conditions. The Fund will give 60 days' prior written notice to shareholders whose shares are being redeemed to allow them to purchase sufficient additional shares of the applicable Portfolio to avoid such redemption. The Fund may also redeem shares in a shareholder's account as reimbursement for loss due to the failure of a check or wire to clear in payment of shares purchased.

                                       26

                                TO REDEEM SHARES

------------------------------------------------------------------------------------------------------------------------------------

      SHAREHOLDERS MUST PROVIDE THE FOLLOWING INFORMATION:

1.    The dollar or share amount to be redeemed;
2.    The account to which the redemption proceeds should be wired (this account will have been previously designated by the shareholder on the Account Application);
3.    The name of the shareholder; and
4.    The shareholder's account number.

SHAREHOLDERS SHOULD CALL THE TRANSFER AGENT AT (800) 247-0473 TO REQUEST A
REDEMPTION.

----------------------------------------- ----------------------------------------------- ------------------------------------------
PORTFOLIO NAME                            WHEN REDEMPTION EFFECTIVE                       RESULT OF LATE NOTIFICATION OF REDEMPTION
----------------------------------------- ----------------------------------------------- ------------------------------------------
o  U.S. Short-Term                        If notice is received by the Transfer Agent     If notice is received by the Transfer
o  Limited Duration                       by 4:00 pm ET on any Business Day, the Agent    on a non-business day or after 4:00
o  Mortgage-Backed                        redemption will be effective and payment will   p.m. ET on a Business Day, the redemption
o  Worldwide                              be made within seven calendar days, but         notice will be deemed received as of the
o  Worldwide Core                         generally the next business day following       next Business Day.
o  International                          receipt of such notice for all Portfolios
o  U.S. Inflation-Indexed                 (except on days where the Fund is open but
o  Global Inflation-Indexed Hedged        banks are not open). Price of shares is based
                                          on the next calculation of the NAV after the
                                          order is placed.
----------------------------------------- ----------------------------------------------- ------------------------------------------

                           PRICING OF PORTFOLIO SHARES

The price for Portfolio shares is based on the next calculation of the
Portfolio's net asset value per share after a purchase or redemption order is placed. Portfolio net asset value is calculated by: (1) adding the market value of all the Portfolio's assets; (2) subtracting all of the Portfolio's liabilities; and then (3) dividing by the number of shares outstanding and adjusting to the nearest cent.

For all Portfolios, net asset values are calculated by Investors Bank as of 4:00
p.m. ET on each Business Day.

All Portfolio investments are valued daily at their market price, if available, which results in unrealized gains or losses. Readily marketable fixed-income securities are valued on the basis of prices provided by a pricing service when such prices are believed by the Investment Adviser to reflect the fair market value of such securities. Securities traded on an exchange are valued at their last sales price on that exchange. Securities and other financial instruments for which over-the-counter market quotations are available are valued at the latest bid price (asked price for short positions). Time deposits and repurchase agreements are generally valued at their cost plus accrued interest. All foreign holdings, receivables and payables, are valued daily at the mean foreign exchange rate. Securities with maturities less than 60 days are valued at amortized cost, which approximates market value, unless this method does not represent fair value.

To the extent that a Portfolio invests in foreign securities, these securities may be listed on foreign exchanges that trade on days when a Portfolio does not price its shares. As a result, the net asset value per share of a Portfolio may change at a time when shareholders are not able to purchase or redeem their shares. Similarly, a Portfolio may hold securities traded on U.S. markets where the market may close early on a given day or may regularly close prior to calculation of a Portfolio's net asset value.

Securities for which market quotations are not readily available will be valued at their fair value as determined in good faith by management utilizing fair value procedures approved by the Fund's Board of Directors. The fair value procedures

                                       27

involve the judgment of management and may represent prices that are otherwise unavailable on the open market.

The fair valuation of a particular security depends upon the circumstances of each individual case, and all appropriate factors relevant to the value of the security must be considered. As a general principle, the valuation should reflect the amount that a Portfolio could reasonably expect to receive for the security upon its current sale. Therefore, ascertaining fair value requires a determination of the amount that an arm's-length buyer, under the circumstances, would currently pay for the security.

Non-material events affecting the value of such securities held by a Portfolio that occur between the close of trading in the security and the time at which a
Portfolio prices its portfolio securities will not generally be reflected in a
Portfolio's calculation of its net asset value. The Investment Adviser will continuously monitor for material significant events that may call into question the reliability of market quotations obtained from an approved pricing service.
Such events may include: situations relating to a single issue in a market sector; significant fluctuations in U.S. or foreign markets; and natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Where the Investment Adviser determines that an adjustment should be made in a portfolio security's value because significant intervening events have caused a Portfolio's net asset value per share to be materially inaccurate, the Investment Adviser shall seek to have the security or group of securities "fair valued" in accordance with the Fund's fair value procedures and subject to the ratification/approval of the Fund's Board of
Directors.

                                FUND'S DIVIDENDS

Net investment income (including accrued but unpaid interest, amortization of original issue and market discount or premium, accrued expenses and other income adjustments, such as inflation adjustments on inflation-protected securities) of each Portfolio, other than the U.S. Short-Term Portfolio, will be declared as a dividend payable to the respective shareholders of record as of the second to last Business Day of each month. The net investment income of the U.S.
Short-Term Portfolio will be declared as a dividend payable daily to the shareholders of record as of the close of each Business Day. Additionally, each
Portfolio, at its discretion, may declare special dividends or distributions to comply with all federal tax regulations. Dividends may be suspended in November and/or December of each year if a Portfolio has already met its distribution requirements for that year.

If desired, shareholders must request to receive dividends in cash (payable on the first Business Day of the following month) on the Account Application.
Absent such notice, all dividends will be automatically reinvested in additional shares on the last Business Day of each month at the share's net asset value. A shareholder may elect to change the dividend designation on the Account
Application at any time by writing the Transfer Agent. If a Portfolio realizes net short-term or long-term capital gains (i.e., with respect to assets held more than one year), the Portfolio will distribute such gains by automatically reinvesting them in additional Portfolio shares (unless a shareholder has elected to receive cash).

                                  VOTING RIGHTS

Each share of the Fund gives the shareholder one vote in Director elections and other shareholder voting matters. Matters to be acted upon affecting a particular Portfolio (such as approval of the investment advisory agreement with the Investment Adviser or the submission of changes to a fundamental Portfolio investment policy) or a particular share class, require the affirmative vote of the Portfolio's shareholders or the share class holders. The election of the
Fund's Board of Directors is voted upon by shareholders on a Fund-wide basis.
The Fund is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in

                                       28

the Fund's or a Portfolio's operation and for the election of Directors under certain circumstances. Directors may be removed by shareholders at a special meeting. The Directors shall call a special meeting of a Portfolio upon written request of shareholders owning at least 10% of the Portfolio's outstanding shares.

                               TAX CONSIDERATIONS

The following discussion is for general information only. A potential investor should consult with his or her own tax adviser as to the tax consequences of an investment in a Portfolio, including the status of distributions from each
Portfolio under applicable state or local law. Foreign shareholders are advised to consult their own tax advisers regarding investment tax consequences in a
Portfolio. For additional information regarding tax issues pertaining to the
Portfolios, see "Supplemental Tax Considerations" in the SAI.

FEDERAL INCOME TAXES

Each Portfolio will distribute all of its taxable income by automatically reinvesting such income in additional Portfolio shares and distributing those shares to its shareholders, unless a shareholder elects on the Account
Application to receive cash payments for such distributions. A shareholder may elect to change the dividend designation on the Account Application at any time by writing the Transfer Agent. Shareholders receiving distributions from the
Portfolio in the form of additional shares will be treated for federal income tax purposes as receiving a distribution in an amount equal to the fair market value of the additional shares on the date of such a distribution.

Dividends paid by a Portfolio from its investment company taxable income
(including interest and net short-term capital gains) will be taxable to U.S.
shareholders as ordinary income, whether received in cash or in additional
Portfolio shares. Designated distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses) are generally taxable to shareholders at the applicable long-term capital gains rates, regardless of how long they have held their Portfolio shares.

A distribution will be treated as paid on December 31 of the current calendar year if it is declared by a Portfolio in October, November or December with a record date in any such month and paid by the Portfolio during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. Each Portfolio will inform shareholders of the amount and tax status of all amounts treated as distributed to them not later than 60 days after the close of each calendar year.

If a shareholder holds shares through a tax-deferred account, such as a retirement plan, income and gains will not be taxable each year. Instead, the taxable portion of amounts held in a tax-deferred account generally will be subject to tax only when a distribution is made from that account.

A shareholder who sells or redeems Portfolio shares will generally realize a capital gain or loss, which will be long-term or short-term, generally depending upon the shareholder's holding of the shares. An exchange of shares may be treated as a sale.

As with all mutual funds, a Portfolio may be required to withhold U.S. federal income tax at the rate of 28% of all taxable distributions payable to shareholders who:

1.   fail to provide the Fund with a correct taxpayer identification number, or

2.   fail to make required certifications, or

3.   have been notified by the Internal Revenue Service ("IRS") that they are subject to backup withholding.

                                       29

Backup withholding is not an additional tax; rather, it is a way in which the
IRS ensures it will collect taxes otherwise due. Any amount withheld may be credited against U.S. federal income tax liability.

The foregoing discussion is only a brief summary of the important federal tax considerations generally affecting a Portfolio and its shareholders. As noted
above, tax deferred accounts receive special tax treatment. No attempt is made to present a detailed explanation of the Federal, state, local or foreign income tax treatment of a Portfolio or its shareholders, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential investors in a Portfolio should consult their tax advisers with specific reference to their own tax situation.

STATE, LOCAL OR FOREIGN TAXES

A Portfolio may be subject to state, local or foreign taxation in any jurisdiction in which the Portfolio may be deemed to be doing business.
Portfolio distributions may be subject to state and local taxes. Portfolio distributions derived from interest on obligations of the U.S. Government and certain of its agencies, authorities and instrumentalities may be exempt from state and local taxes in certain states. Shareholders should consult their own tax advisers regarding possible state and local income tax exclusions for dividend portions paid by a Portfolio, which are attributable to interest from obligations of the U.S. government, its agencies, authorities and instrumentalities.

                        DISTRIBUTION OF PORTFOLIO SHARES

Shares of the Fund are distributed by Quasar, pursuant to a Distribution
Agreement dated as of October 1, 2001, by and among the Fund, Investors Bank and
Quasar. Investors Bank pays the distribution fees payable pursuant to the
Distribution Agreement. FFTW pays all other fees and expenses related to the distribution of shares of each portfolio. In this relationship, the Fund and
Quasar have agreed to indemnify one another against certain liabilities.

In addition, pursuant to a Shareholder Services Plan, the Advisor Class shares of each Portfolio may pay a monthly shareholder service fee at an annual rate of
0.25% of the Advisor Class's average net assets throughout the month for providing shareholder support services, or such lesser amount as the Directors may determine from time to time. The Fund may remit up to the full amount of this shareholder service fee to intermediaries (such as banks, broker-dealers, and other service-providers), for providing shareholder support services. At the present time, the Fund is not assessing the shareholder service fee in the
Advisor Class shares. Should the Fund wish to impose this fee, the Board must approve its implementation and provide shareholders with 60 days prior notice.

Because the shareholder service fee is paid out of the Advisor Class'
Portfolio's assets on an ongoing basis, it will increase the cost of your investment and may cost you more than paying other types of sales charges.

                                       30

                             INVESTMENT INFORMATION

PERMITTED INVESTMENT STRATEGIES, INVESTMENTS AND ASSOCIATED RISKS

    ------------------- ------- --------- ---------- ----------- ------------ ------------ ------------ --------------
                        U.S.                                                                U.S.        Global
                        Short-  Limited   Mortgage-              Worldwide                  Inflation-  Inflation-
                        Term    Duration  Backed     Worldwide   Core         International Indexed     Indexed Hedged
    ------------------- ------- --------- ---------- ----------- ------------ ------------ ------------ --------------

    Asset-Backed        .       .         .          .           .            .            [ ]          [ ]
    Securities
    ------------------- ------- --------- ---------- ----------- ------------ ------------ ------------ --------------
    Bank                .       .         .          .           .            .            [ ]          [ ]
    Obligations
    ------------------- ------- --------- ---------- ----------- ------------ ------------ ------------ --------------
    Brady Bonds         X       X         X          [ ]         [ ]          [ ]          [ ]          [ ]
    ------------------- ------- --------- ---------- ----------- ------------ ------------ ------------ --------------
    Corporate Debt      .       .         [ ]        .           .            .            [ ]          [ ]
    Instruments
    ------------------- ------- --------- ---------- ----------- ------------ ------------ ------------ --------------
    Derivative          .       .         .          .           .            .            .            .
    Securities
    ------------------- ------- --------- ---------- ----------- ------------ ------------ ------------ --------------
    Dollar Roll         [ ]     [ ]        .         .           .            [ ]          [ ]          [ ]
    Transactions
    ------------------- ------- --------- ---------- ----------- ------------ ------------ ------------ --------------
    Duration            .       .         .          .           .            .            .            .
    Management
    Transactions
    ------------------- ------- --------- ---------- ----------- ------------ ------------ ------------ --------------
    Emerging Market     X       X         X          [ ]         [ ]          [ ]          [ ]          [ ]
    Securities
    ------------------- ------- --------- ---------- ----------- ------------ ------------ ------------ --------------
    Foreign             [ ]     .         [ ]        .           .            .            [ ]          .
    Instruments
    ------------------- ------- --------- ---------- ----------- ------------ ------------ ------------ --------------
    Illiquid            [ ]     [ ]       [ ]        [ ]         [ ]          [ ]          [ ]          [ ]
    Securities
    ------------------- ------- --------- ---------- ----------- ------------ ------------ ------------ --------------
    Indexed Notes,      X       X         X          [ ]         [ ]          .            [ ]          [ ]
    Currency
    Exchange-Related
    Securities and
    Similar
    Securities
    ------------------- ------- --------- ---------- ----------- ------------ ------------ ------------ --------------
    Inflation-Indexed   [ ]     [ ]       [ ]        [ ]         [ ]          [ ]          .            .
    Securities
    ------------------- ------- --------- ---------- ----------- ------------ ------------ ------------ --------------
    Investment          [ ]     .         .          .           .            .            .            .
    Companies
    ------------------- ------- --------- ---------- ----------- ------------ ------------ ------------ --------------
    Loan Participations [ ]     [ ]       [ ]        [ ]         [ ]          [ ]          X            X
    and Assignments
    ------------------- ------- --------- ---------- ----------- ------------ ------------ ------------ --------------
    Mortgage-Backed     .       .         .          .           .            .            [ ]          [ ]
    Securities
    ------------------- ------- --------- ---------- ----------- ------------ ------------ ------------ --------------

                                       31

    ------------------- ------- --------- ---------- ----------- ------------ ------------ ------------ --------------
                        U.S.                                                                U.S.        Global
                        Short-  Limited   Mortgage-              Worldwide                  Inflation-  Inflation-
                        Term    Duration  Backed     Worldwide   Core         International Indexed     Indexed Hedged
    ------------------- ------- --------- ---------- ----------- ------------ ------------ ------------ --------------

    Multi-National      X       X         X          [ ]         [ ]          [ ]          [ ]          [ ]
    Currency Unit
    Securities or
    More Than One
    Currency
    Denominated
    Securities
    ------------------- ------- --------- ---------- ----------- ------------ ------------ ------------ --------------
    Repurchase and      .       [ ]       .          [ ]         [ ]          [ ]          [ ]          [ ]
    Reverse Repurchase
    Agreements
    ------------------- ------- --------- ---------- ----------- ------------ ------------ ------------ --------------
    Short Sales         [ ]     [ ]       [ ]        [ ]         [ ]          X            [ ]          [ ]
    Transactions
    ------------------- ------- --------- ---------- ----------- ------------ ------------ ------------ --------------
    Stripped            [ ]     [ ]       .          [ ]         [ ]          [ ]          [ ]          [ ]
    Instruments
    ------------------- ------- --------- ---------- ----------- ------------ ------------ ------------ --------------
    Swaps               [ ]     [ ]       [ ]        [ ]         [ ]          [ ]          [ ]          [ ]
    ------------------- ------- --------- ---------- ----------- ------------ ------------ ------------ --------------
    TBA Transactions    [ ]     [ ]       .          .           .            [ ]          [ ]          [ ]
    ------------------- ------- --------- ---------- ----------- ------------ ------------ ------------ --------------
    Total Return        [ ]     [ ]       .          [ ]         [ ]          [ ]          [ ]          [ ]
    Swaps
    ------------------- ------- --------- ---------- ----------- ------------ ------------ ------------ --------------
    U.S. Government,    .       .         .          .           .            [ ]          .            .
    Agency and
    Government
    Sponsored
    Securities
    ------------------- ------- --------- ---------- ----------- ------------ ------------ ------------ --------------
    When Issued and     [ ]     [ ]       [ ]        [ ]         [ ]          [ ]          [ ]          [ ]
    Forward
    Commitment
    Securities
    ------------------- ------- --------- ---------- ----------- ------------ ------------ ------------ --------------
    Zero Coupon         [ ]     [ ]       [ ]        [ ]         [ ]          [ ]          [ ]          [ ]
    Securities
    ------------------- ------- --------- ---------- ----------- ------------ ------------ ------------ --------------

..        Principal

[ ]      Other

X        Portfolio does not presently invest in such securities

ASSET-BACKED SECURITIES

Asset-backed securities are secured by or backed by a pool of financial assets.
These securities are sponsored by such institutions as finance companies, finance subsidiaries of industrial companies and investment banks. Asset-backed securities have structural characteristics similar to mortgage-backed securities, and include assets such as:

a. motor vehicle installment sale contracts,

b. other installment sale contracts,

c. home equity loans,

d. leases of various types of real and personal property, and

e. receivables from revolving credit (credit card) agreements.

                  RISKS: The principal amount of asset-backed securities is
                         generally subject to partial or total prepayment risk.
                         If an asset-backed security is purchased at a premium
                         (or discount) to par, a prepayment rate that is faster
                         than expected will reduce (or increase) the yield to
                         maturity, while a prepayment rate that is slower than
                         expected will have the opposite effect on yield to
                         maturity. In some cases, these securities may not have
                         any security interest in the underlying assets, and
                         recoveries on the repossessed

                                       32

                         collateral may not be available to support payments on
                         these securities.

BANK OBLIGATIONS

Bank obligations are bank-issued securities. These instruments include, but are not limited to:

a.   Time Deposits,                g.  Eurodollar Certificates of Deposit,
b.   Certificates of Deposit,      h.  Variable Rate Notes,
c.   Bankers' Acceptances,         i.  Loan Participations,
d.   Bank Notes,                   j.  Variable Amount Master Demand Notes,
e.   Deposit Notes,                k.  Yankee CDs, and
f.   Eurodollar Time Deposits,     l.  Custodial Receipts.

                  RISKS: Investing in bank obligations exposes a Portfolio to risks associated with the banking industry, such as
                         interest rate and credit risks.

BRADY BONDS

Brady Bonds are debt securities issued or guaranteed by foreign governments in exchange for existing external commercial bank indebtedness. To date, Brady
Bonds have been issued by the governments of twenty countries, the largest proportion having been issued by Argentina, Brazil, Mexico and Venezuela. Brady
Bonds are either collateralized or uncollateralized, are issued in various currencies (primarily the U.S. dollar), and are actively traded in the over-the-counter secondary market.

A Portfolio may invest in either collateralized or uncollateralized Brady Bonds.
U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed rate par bonds or floating rate discount bonds, are collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the bonds. Interest payments on such bonds generally are collateralized by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of rolling interest payments or, in the case of floating rate bonds, initially at least one year's rolling interest payments based on the applicable interest rate at the time and adjusted at regular intervals thereafter.

                  RISKS: Brady Bonds are generally issued by countries with
                         developing capital markets or unstable governments and
                         as such, are considered to be among the more risky
                         international investments.

CORPORATE DEBT INSTRUMENTS

Corporate bonds are debt instruments issued by corporations. As creditors, bondholders have a prior legal claim over common and preferred stockholders of the corporation as to both income and assets for the principal and interest due to the bondholder. A Portfolio purchases corporate bonds subject to quality restraints. Commercial paper, notes and other obligations of U.S. and foreign corporate issuers (including medium-term and variable rate notes) must meet a
Portfolio's credit quality standards. A Portfolio may retain a downgraded corporate debt security if the Investment Adviser determines retention of such security to be in such Portfolio's best interests.

                  RISKS: Investing in corporate debt securities subjects a
                         Portfolio to interest rate risk and credit risk.

DERIVATIVE SECURITIES

Derivative securities are instruments whose value is derived from the value of other assets such as commodities, stocks, bonds, and market indices. Derivatives include:

   a. swaps;
   b. caps, floors and collars;
   c. forward foreign currency contracts;

                                       33

   d. futures contracts; and
   e. options.

a. SWAPS

Interest rate swaps involve a Portfolio's exchange with another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments. Mortgage swaps are similar to interest rate swaps in that both represent commitments to pay and receive funds. Currency swaps involve the exchange of respective rights to make or receive payments in specified currencies. Credit default swaps involve the transfer of credit exposure of fixed income securities. The buyer of a credit default swap receives credit protection, whereas the seller of the swap guarantees the credit worthiness of the security. By doing this, the risk of default is transferred from the holder of the fixed income security to the seller of the credit default swap.

b. CAPS, FLOORS AND COLLARS

An interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payment of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling the interest rate floor. An interest rate collar incorporates a cap and a floor in one transaction as described above.

c. FORWARD FOREIGN CURRENCY CONTRACTS

A forward foreign currency contract is the purchase or sale of a foreign currency on a future specified date at a pre-determined exchange rate. A forward foreign currency contract may be used in order to hedge the currency exchange risk associated with assets or obligations denominated in foreign currencies.
Synthetic hedging is a technique utilizing forward foreign exchange contracts that is frequently employed by many of the Portfolios. It entails entering into a forward contract to sell a currency, the changes in value of which are generally considered to be linked to a currency or currencies in which some or all of the Portfolio's securities are or are expected to be denominated, and buying U.S. dollars. There is a risk that the perceived linkage between various currencies may not be present during the particular time that a Portfolio is engaging in synthetic hedging. A Portfolio may also cross-hedge currencies by entering into forward contracts to sell one or more currencies that are expected to decline in value relative to other currencies to which the Portfolio has or expects to have exposure.

d. FUTURES CONTRACTS

A futures contract is an agreement to buy or sell a specific amount of a financial instrument at a particular price on a specified date. The futures contract obligates the buyer to purchase the underlying asset and the seller to sell it. Substantially all futures contracts are closed out before settlement date or called for cash settlement. A futures contract is closed out by buying or selling an identical offsetting futures contract that cancels the original contract to make or take delivery. At times, the ordinary spreads between values in the cash and futures markets, due to differences in the character of these markets, are subject to distortions. The possibility of such distortions means that a correct forecast of general market, foreign exchange rate or interest rate trends may not produce the Portfolio's intended results. Losses from investing in futures transactions that are unhedged or uncovered are potentially unlimited.

e. OPTIONS CONTRACTS

An option is a contractual right, but not an obligation, to buy (call) or sell
(put) an asset in exchange for an agreed upon sum. If the right is not exercised within a specified period of time, the option expires and the option buyer forfeits the amount paid. An option may be a contract that bases its value on the performance of an underlying bond. When a Portfolio writes a call option, it gives up the potential for

                                       34

gain on the underlying securities or currency in excess of the exercise price of the option during the period that the option is open. A put option gives the purchaser, in return for a premium, the right, for a specified period of time, to sell the securities or currency subject to the option to the writer of the put at the specified exercise price. The writer of the put option, in return for the premium, has the obligation, upon exercise of the option, to acquire the securities or currency underlying the option at the exercise price. A Portfolio might, therefore, be obligated to purchase the underlying securities or currency for more than their current market price.

A Portfolio will not enter into a swap, cap or floor unless the unsecured commercial paper, senior debt or claims paying ability of the counterparty is rated either A or A-1 or better by S&P or A or P-1 or better by Moody's. If unrated, it must be determined to be of comparable quality by the Investment
Adviser.

All derivatives require the Portfolio to segregate, in a separate custody account, cash (in any applicable currency), U.S. government securities, or other liquid and unencumbered securities (in any applicable currency) equal to the amount of the Portfolio's obligations under the terms of the derivative contract. When a Portfolio purchases a future or a forward foreign currency contract for non-hedging purposes, the sum of the segregated assets plus the amount of initial and variation margin held in the broker's account, if applicable, must equal the market value of the future or forward foreign currency contract. Should the market value of the contract move adversely to the
Portfolio, or if the value of the securities in the segregated account declines, the Portfolio will be required to deposit additional cash or securities in the segregated account at a time when it may be disadvantageous to do so.

         HEDGING

         Derivatives are often used to hedge against a given investment's risks of future gain or loss. Such risks include changes in interest rates, foreign currency exchange rates and securities prices.

                  RISKS: Derivatives are subject to the risk of changes in
                         security prices, and credit risk with respect to the
                         counterparty for derivatives not entered into on a U.S.
                         or foreign futures and options exchange. Certain
                         derivatives may also have a leveraging effect that will
                         increase the Portfolio's volatility of returns. A
                         Portfolio may not be able to close out a futures or
                         options position when it would be most advantageous to
                         do so.

DOLLAR ROLL TRANSACTIONS

Dollar roll transactions consist of the sale of mortgage-backed securities, with a commitment to purchase similar but not necessarily identical securities at a future date. Portfolios will maintain a segregated custodial account for dollar roll transactions. The segregated accounts may contain cash, U.S. government securities or other liquid, unencumbered securities having an aggregate value at least equal to the amount of such commitments to repurchase the securities under the dollar roll transaction (including accrued interest).

                  RISKS: Should the broker-dealer to whom a Portfolio sells an underlying security of a dollar roll transaction become
                         insolvent, the Portfolio's right to purchase or
                         repurchase the security may be restricted, or the price
                         of the security may change adversely over the term of
                         the dollar roll transaction.

DURATION MANAGEMENT

Duration measures a bond's price volatility, incorporating the following factors:

a. the bond's yield;

                                       35

b. coupon interest payments;
c. final maturity;
d. call features; and
e. prepayment assumptions.

Duration measures the expected life of a debt security on a present value basis.
It incorporates the length of the time intervals between the present time and the time that the interest and principal payments are scheduled (or in the case of a callable bond, expected to be received) and weighs them by the present values of the cash to be received at each future point in time. For any debt security with interest payments occurring prior to the payment of principal, duration is always less than maturity. In general, for the same maturity, the lower the stated or coupon rate of interest of a debt security, the longer the duration of the security; conversely, the higher the stated or coupon rate of interest of a debt security, the shorter the duration of the security.

The market price of a bond with an effective duration of two years would be expected to decline 2% if interest rates rose 1%. If a bond has an effective duration of three years, a 1% increase in general interest rates would be expected to cause the bond's value to decline by about 3%.

Futures, options and options on futures have durations closely related to the duration of the securities that are underlying them. Holding long futures or call options will lengthen a Portfolio's duration by approximately the same amount as holding an equivalent amount of the underlying securities. Short futures or put option positions have durations roughly equal to the negative duration of the securities that underlie those positions and have the effect of reducing duration by approximately the same amount as selling an equivalent amount of the underlying securities.

For inflation-indexed securities, real duration measures the price sensitivity of a bond as real interest rates (i.e. nominal interest rates adjusted for inflation) move up and down. Real duration is their primary measure of risk, because these securities are subject to real rate changes but are protected against fluctuations in inflation.

                  RISKS: There is no assurance that deliberate changes in a
                         Portfolio's weighted average duration will enhance its
                         return relative to more static duration policies, and
                         may in fact detract from relative returns.

FOREIGN INSTRUMENTS

a. FOREIGN SECURITIES

Foreign securities are securities issued by entities domiciled outside the
United States. They are typically denominated in currencies other than the U.S.
dollar, and may be denominated in a single currency or multi-currency units. The
Investment Adviser and the Sub-Adviser will adjust exposure of a Portfolio to different currencies based on their perception of the most favorable markets and issuers. In allocating assets among multiple markets for certain Portfolios, the
Investment Adviser and the Sub-Adviser will assess the relative yield and anticipated direction of interest rates in particular markets, general market and economic conditions and the relationship of currencies of various countries to each other. In their evaluations, the Investment Adviser and the Sub-Adviser will use internal financial, economic and credit analysis resources as well as information obtained from external sources. For the U.S. Short-Term, Limited
Duration and Mortgage-Backed Portfolios, it is anticipated that foreign securities will be issued primarily by governmental and private entities located in such countries and by supranational entities, and each Portfolio will only invest in countries considered to have stable governments, based on the
Investment Adviser's analysis of social, political and economic factors.

                                       36

The Worldwide, Worldwide Core, International and Global Inflation-Indexed Hedged
Portfolios will invest primarily in securities denominated in the currencies of the United States, Japan, Canada, Western European nations, New Zealand and
Australia, as well as securities denominated in the euro. Further, it is anticipated that such securities will be issued primarily by governmental and private entities located in such countries and by supranational entities.
Portfolios will only invest in countries considered to have stable governments, based on the Investment Adviser's analysis of social, political and economic factors.

b. FOREIGN GOVERNMENT, INTERNATIONAL AND SUPRANATIONAL AGENCY SECURITIES

These securities include debt obligations issued or guaranteed by a foreign government or its subdivisions, agencies and instrumentalities, international agencies and supranational entities.

                  RISKS: Generally, foreign financial markets have substantially less volume than the U.S. market. Securities of many
                         foreign companies are less liquid and their prices more
                         volatile than securities of comparable domestic
                         companies. Certain Portfolios may invest portions of
                         their assets in securities denominated in foreign
                         currencies. These investments carry risks of
                         fluctuations of exchange rates relative to the U.S.
                         dollar. Securities issued by foreign entities
                         (governments, corporations, etc.) may involve risks not
                         associated with U.S. investments, including
                         expropriation of assets, taxation, political or social
                         instability and less strict regulatory and financial
                         reporting standards--all of which may cause declines in
                         investment returns.

c. EMERGING MARKETS SECURITIES

Emerging markets securities are foreign securities issued from countries which are considered to be "emerging" or "developing" by the World Bank. Such emerging markets include all markets other than Australia, Austria, Belgium, Canada,
Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, the
Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden,
Switzerland, the United Kingdom and the United States.

An emerging market sovereign security is a security issued by the national government, a municipality, or a company that is wholly owned by the national government. The latter are sometimes referred to as "quasi-sovereign"
securities.

There are numerous types of fixed-income securities issued by emerging market sovereign or corporate entities, including the following:

         Treasury bills and bonds: These are short-term, locally registered securities that are usually, but not always, denominated in the local currency.

         Eurobonds and global bonds: These are longer maturity (up to 30 years)
         securities, registered in London or globally, that are generally issued in U.S. dollars, but are increasingly issued in euros and occasionally in yen.

         Brady Bonds: As previously described in "Brady Bonds" herein, these are bonds issued by emerging market governments in exchange for defaulted loans that had been extended by non-local commercial banks or similar institutions.

         Loan Participations and Assignments: As described in "Loan
         Participations and Assignments" herein, there are a few loans by financial institutions to emerging market governments that have not been converted to bonds, yet are still traded in the market. They may or may not have been restructured in the past. These instruments are traded on a participation or assignment basis.

                                       37

                  RISKS: The risks of investing in foreign securities may be intensified when the issuers are domiciled or doing
                         substantial business in emerging market countries or
                         countries with developing capital markets. Security
                         prices in emerging markets can be significantly more
                         volatile than those in more developed nations of the
                         world, reflecting the greater uncertainties of
                         investing in less established markets and economies.
                         Compared to more developed countries, emerging market
                         countries may have:

                         a. relatively unstable governments;
                         b. sudden adverse government action;
                         c. nationalization of businesses;
                         d. restrictions on foreign ownership;
                         e. prohibitions of repatriation of assets;
                         f. less protection of property rights; and/or
                         g. less strict financial reporting and regulatory
                            compliance requirements.

                         The economies of countries with emerging markets may be
                         predominantly based on only a few industries, may be
                         highly vulnerable to changes in local, regional or
                         global trade conditions, and may suffer from extreme
                         and volatile debt burdens or inflation rates. Local
                         securities markets may trade a small number of
                         securities and may be unable to respond effectively to
                         increases in trading volume, potentially making prompt
                         liquidation of substantial holdings difficult or
                         impossible at times. Transaction settlement procedures
                         may be less reliable in emerging markets than in
                         developed markets. Securities of issuers located in
                         countries with emerging markets may have limited
                         marketability and may be subject to more abrupt or
                         erratic price movements. Emerging markets in a
                         particular region (e.g., Latin America) may be highly
                         correlated, thereby increasing a portfolio's risk if it
                         is concentrated regionally.

ILLIQUID SECURITIES

Illiquid securities may not be able to be sold or disposed of in the ordinary course of business within seven days for approximately the value at which a
Portfolio has valued the securities. These include:

1. securities with legal or contractual restrictions on resale;
2. time deposits, repurchase agreements and dollar roll transactions having maturities longer than seven days; and
3. securities not having readily available market quotations.

Although the Portfolios are allowed to invest up to 15% of their net assets in illiquid assets, it is not expected that any Portfolio will invest a significant portion of its assets in illiquid securities. The Investment Adviser monitors the liquidity of such restricted securities under the supervision of the Board of Directors.

A Portfolio may purchase securities not registered under the Securities Act of
1933 as amended, (the "1933 Act"), but which can be sold to qualified institutional buyers in accordance with Rule 144A under that Act ("Rule 144A
Securities"). A Portfolio also may invest in commercial paper issued in reliance on the so-called "private placement" exemption from registration afforded by
Section 4(2) of the 1933 Act ("Section 4(2) Paper"). Section 4(2) Paper and Rule
144A Securities are restricted as to disposition under the federal securities laws, and are generally sold to institutional investors. Any resale by the purchaser must be in an exempt transaction. These securities are normally resold to other institutional investors through or with the assistance of the issuer or investment dealers who make a market

                                       38

in the security, thus providing liquidity. A Portfolio may also purchase interest-only, principal-only and Regulation S securities. Interest-only and principal-only securities are called stripped instruments. A description and related risks of each are found below. Regulation S securities are securities offered and sold outside of the U.S. Regulation S securities are exempt from registration provided certain requirements are met. Rule 144A Securities,
Section 4(2) Paper, interest-only, principal-only and Regulation S Securities may be determined to be illiquid securities, although the Fund's Board has adopted procedures that permit them to be determined liquid in certain circumstances. If a particular investment in Rule 144A Securities, Section 4(2)
Paper or private placement securities, interest-only, principal-only or
Regulation S securities is not determined to be liquid, that investment will be included within the 15% limitation on investment in illiquid securities.

                  RISKS:   Investing in illiquid securities presents the
                           potential risks of tying up a Portfolio's assets at a
                           time when liquidating assets may be necessary to meet
                           redemptions and expenses.

INDEXED NOTES, CURRENCY EXCHANGE-RELATED SECURITIES AND SIMILAR SECURITIES
These securities are notes, the principal amount of which and/or the interest rate payable is determined by reference to an index. This index may be determined by the rate of exchange between the specified currency for the note and one or more other currencies or composite currencies.

             RISKS:  Foreign currency markets can be highly volatile and are subject to sharp price fluctuations.

INFLATION-INDEXED SECURITIES

Inflation-indexed securities are linked to the inflation rate in worldwide markets, such as the U.S. Treasury's "inflation-protection" bonds. Inflation protected securities issued by the U.S. Treasury are also called "TIPS". The principal is adjusted for inflation (payable at maturity), and the semi-annual interest payments equal a fixed percentage of the inflation adjusted principal amount. The inflation adjustments are based upon the Consumer Price Index (CPI)
for Urban Consumers. The original principal value of TIPS is guaranteed, even during a period of deflation. The par value of a TIPS bond at maturity will be the greater of the original principal or the inflation adjusted principal. These securities may be eligible for coupon stripping under the U.S. Treasury program.
U.S. corporations and government agencies have also issued inflation-indexed securities sporadically in the past.

Inflation-indexed securities also have been issued by sovereign countries such as Australia, Canada, France, New Zealand, Sweden and the United Kingdom in
their respective currencies. The mechanics for adjusting the principal value of foreign inflation-indexed securities is similar but not identical to the process used in the United States. In addition, these countries may not provide a guarantee of principal value at maturity, in which case the adjusted principal value of the bond repaid at maturity may be less than the original principal.

CPI futures are exchange-traded futures contracts that represent the inflation on a notional value of $1,000,000 for a period of three months, as implied by the CPI. An inflation swap is a contract between two counterparties who agree to swap cash flows based on the inflation rate against fixed cash flows. CPI futures and inflation swaps can be used to hedge the inflation risk in nominal bonds and can be combined with U.S. Treasury futures contracts to create synthetic TIPS.

                  RISKS: If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds
                         will be adjusted downward, and consequently the
                         interest payable on these securities (calculated with
                         respect to a smaller principal amount) will be

                                       39

                         reduced. Repayment of the original bond principal upon
                         maturity (as adjusted for inflation) is guaranteed in
                         the case of U.S. Treasury inflation-indexed bonds, even
                         during a period of deflation. The Portfolios also may
                         invest in other inflation-linked bonds that may or may
                         not provide a similar guarantee. If a guarantee of
                         principal is not provided, the adjusted principal value
                         of the bond repaid at maturity may be less than the
                         original principal. In addition, adjustments to
                         principal will generally result in taxable income to a
                         Portfolio at the time of such adjustment (which would
                         generally be distributed by the Portfolio as part of
                         its taxable dividends), even though the principal
                         amount is not paid until maturity. The current market
                         value of the bonds is not guaranteed and will
                         fluctuate.

                         The U.S. Treasury began issuing inflation-indexed bonds
                         only in 1997. As such, trading history for TIPS is
                         shorter than for other U.S. Treasury note and bond
                         programs and liquidity is generally lower than for
                         nominal bonds. However, the U.S. Treasury has
                         reaffirmed its commitment to issue TIPS and an
                         improvement in liquidity is expected to continue. Lack
                         of a liquid market may impose the risk of higher
                         transaction costs and the possibility that a Portfolio
                         may be forced to liquidate positions when it would not
                         be advantageous to do so. Finally, there can be no
                         assurance that the Consumer Price Index for Urban
                         Consumers will accurately measure the real rate of
                         inflation in the price of goods and services.

INVESTMENT COMPANIES

An investment company is an investment vehicle, which, for a management fee, invests the pooled funds of investors in securities appropriate for its investment objectives. A Portfolio may invest in the shares of another registered investment company subject to the limitations under the 1940 Act. Two basic types of investment companies exist:

1. Open end funds: these funds have a floating number of outstanding shares and will sell or redeem shares at their current net asset value,

2. Closed end funds: these funds have a fixed number of outstanding shares that are typically traded on an exchange.

The Portfolios will not invest in any fund that charges a "load."

                  RISKS: As a shareholder in a registered investment company, a
                         Portfolio will bear its ratable share of that
                         investment company's expenses, including its advisory
                         and administration fees. Generally, risks posed by a
                         particular fund will mirror those posed by the
                         underlying securities. A money market fund has the
                         highest safety of principal, whereas bond funds are
                         vulnerable to interest rate movements.

The Commission has granted the Fund an exemptive order which permits a Portfolio to invest in another Portfolio within the FFTW Funds, Inc. family. This is commonly referred to as cross-portfolio investing. To the extent such cross-portfolio investing occurs, investors are not double-charged advisory fees. Investors pay advisory fees only on the Portfolio(s) in which they are directly invested.

LOAN PARTICIPATIONS AND ASSIGNMENTS

Fixed and floating rate loans are arranged through private negotiations between an entity whose securities the Portfolio could have purchased directly (a
"Borrower") and one or more financial institutions ("Lenders"). A Portfolio may invest in loans in the form of assignments of all or a portion of loans from third parties or in the form of participations When a Portfolio purchases an
Assignment from a Lender, the Portfolio will acquire direct rights against the
Borrower on the loan, except that

                                       40

under certain circumstances such rights may be more limited than those held by the assigning Lender. When a Portfolio purchases a participation, the Portfolio will have a contractual relationship only with the Lender, and not the Borrower.
The Portfolio will have the right to receive payments of principal, interest and any fee to which it is entitled only from the Lender selling the participation and only upon receipt by the Lender of the payments from the Borrower. Because an investment in a participation is subject to the credit risk of both the
Borrower and the Lender, a Portfolio will acquire a participation only if the
Lender interpositioned between the Portfolio and the Borrower is determined by the Investment Adviser to be creditworthy.

                  RISKS: The Portfolios generally will have no right to enforce compliance by the Borrower with the terms of the loan
                         agreement relating to the loan, nor any rights or
                         set-off against the Borrower, and the Portfolios may
                         not benefit directly from any collateral supporting the
                         loan in which they have purchased a participation. As a
                         result, a Portfolio will assume the credit risk of both
                         the Borrower and the Lender that is selling the
                         participation.

MORTGAGE-BACKED SECURITIES

Mortgage-backed securities are securities representing ownership interests in, or debt obligations secured entirely or primarily by, "pools" of residential or commercial mortgage loans or other mortgage-backed securities. Mortgage-backed securities may take a variety of forms, the most common being:

1. Mortgage pass-through securities issued by

   a. the Government National Mortgage Association (Ginnie Mae),
   b. the Federal National Mortgage Association (Fannie Mae),
   c. the Federal Home Loan Mortgage Corporation (Freddie Mac),
   d. commercial banks, savings and loan associations, mortgage banks or by issuers that are affiliates of or sponsored by such entities,

2. Collateralized Mortgage Obligations ("CMOs"), which are debt obligations collateralized by such assets, and

3. Commercial mortgage-backed securities.

The Investment Adviser expects that new types of mortgage-backed securities may be created offering asset pass-through and asset-collateralized investments in addition to those described above by governmental, government-related and private entities. As new types of mortgage-related securities are developed and offered to investors, the Investment Adviser will consider whether it would be appropriate for a Portfolio to make investments in them.

CMOs are structured bonds collateralized by mortgage pass-through securities.
Cash flows from mortgage pass-through securities are allocated to various tranches in a predetermined, specified order. Each tranche has a stated maturity
(the latest date by which the tranche can be completely repaid, assuming no prepayments) and an average life (the average of the time to receipt of a principal payment weighted by the size of the principal payment). The average life is typically used as a proxy for maturity because the debt is amortized, rather than being paid off entirely at maturity.

                  RISKS: Mortgage-backed and other asset-backed securities carry the risk of a faster or slower than expected prepayment
                         of principal, which may affect the duration and return
                         of the security. Changes in interest rates affect a
                         Portfolio's asset value since its holdings will
                         generally increase in value when interest rates fall
                         and decrease when interest rates rise. Compared to debt
                         that cannot be prepaid, mortgage and asset-backed
                         securities are less likely to increase in value, and
                         may decrease in value, during periods of

                                       41

                         declining interest rates and may have a higher risk of
                         decline in value during periods of rising interest
                         rates.

MULTI-NATIONAL CURRENCY UNIT SECURITIES OR MORE THAN ONE CURRENCY DENOMINATION

Multi-national currency unit securities are tied to currencies of more than one nation. These securities include securities denominated in the currency of one nation, although it is issued by a governmental entity, corporation or financial institution of another nation.

                  RISKS: Investments involving multi-national currency units are subject to changes in currency exchange rates which may
                         cause the value of such invested securities to decrease
                         relative to the U.S. dollar.

REPURCHASE AND REVERSE REPURCHASE AGREEMENTS

When participating in repurchase agreements, a Portfolio buys securities from a vendor (e.g., a bank or securities firm) which the Portfolio's Investment
Adviser has deemed creditworthy, subject to the oversight of the Fund's Board of
Directors, with the agreement that the vendor will repurchase the securities at the same price plus interest at a later date. Repurchase agreements may be characterized as loans secured by the underlying securities. In a reverse repurchase, a Portfolio sells securities it holds to a vendor with the agreement that it will repurchase the securities at the same price plus interest at a later date. Reverse repurchases may be characterized as borrowings secured by the underlying securities. Repurchase transactions allow the Portfolio to earn a return on available cash at minimal market risk. The Portfolio may be subject to various delays and risks of loss should the vendor become subject to a bankruptcy proceeding or if it is otherwise unable to meet its obligation to repurchase. The securities underlying a repurchase agreement will be marked to market every business day so that the value of such securities is at least equal to the value of the repurchase price thereof, including the accrued interest thereon.

Repurchase and reverse repurchase agreements may also involve foreign government securities for which there is an active repurchase market. Transactions in foreign repurchase and reverse repurchase agreements may involve additional risks. The Investment Adviser expects that such repurchase and reverse repurchase agreements will primarily involve government securities of countries belonging to the Organization for Economic Cooperation and Development ("OECD").
The member countries of the OECD include: Australia, Austria, Belgium, Canada,
Czech Republic, Denmark, Finland, France, Germany, Greece, Hungary, Iceland,
Ireland, Italy, Japan, Korea, Luxembourg, Mexico, Netherlands, New Zealand,
Norway, Poland, Portugal, Spain, Sweden, Switzerland, Turkey, United Kingdom and
the United States.

Each Portfolio will maintain a segregated custodial account for its reverse repurchase agreements. Until repayment is made, the segregated accounts may contain cash, U.S. government securities or other liquid, unencumbered securities having an aggregate value at least equal to the amount of such commitments to repurchase (including accrued interest). Repurchase and reverse repurchase agreements will generally be restricted to those maturing within seven days.

                  RISKS: If the other party to a repurchase and/or reverse
                         repurchase agreement becomes subject to a bankruptcy or
                         other insolvency proceeding, or fails to satisfy its
                         obligations thereunder, delays may result in recovering
                         cash or the securities sold, or losses may occur as to
                         all or part of the income, proceeds or rights in the
                         security.

SHORT SALES

Short sales are transactions in which a Portfolio sells a security it does not own in anticipation of a decline in the market value of that security. Short selling provides the Investment Adviser with flexibility to reduce certain risks of the Portfolio's holdings and increase the Portfolio's total return. To the extent that

                                       42

the Portfolio has sold securities short, it will either (i) maintain a daily segregated account, containing cash, U.S. government securities or other liquid and unencumbered securities, at such a level that (a) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (b) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time it was sold short or (ii) hold an offsetting long position.

                  RISKS: A short sale is generally used to take advantage of an anticipated decline in price or to protect a profit. A
                         Portfolio will incur loss as a result of a short sale
                         if the price of the security increases between the date
                         of the short sale and the date on which the Portfolio
                         replaces the borrowed money. The amount of any loss
                         will be increased by the amount of any premium or
                         amounts in lieu of interest the Portfolio may be
                         required to pay in connection with a short sale. The
                         potential loss from a short sale is unlimited.

STRIPPED INSTRUMENTS

Stripped instruments are bonds reduced to their two components: the right to receive periodic interest payments (IOs) and the right to receive principal repayments (POs). Each component is then sold separately. Such instruments include:

a. Municipal bond strips;
b. Treasury strips; and
c. Stripped mortgage-backed securities.

                  RISKS: POs do not pay interest: return is solely based on
                         payment of principal at maturity. Both POs and IOs tend
                         to be subject to greater interim market value
                         fluctuations in response to changes in interest rates.
                         Stripped mortgage-backed security IOs run the risk of
                         unanticipated prepayments, which will decrease the
                         instrument's overall return.

TBA (TO BE ANNOUNCED) TRANSACTIONS

In a TBA transaction, the type of mortgage-backed securities to be delivered is specified at the time of trade, but the actual pool numbers of the securities to be delivered are not known at the time of the trade. For example, in a TBA transaction, an investor could purchase $1 million 30 year mortgage-backed securities issued by the Federal National Mortgage Association and receive up to three pools on the settlement date. The pool numbers to be delivered at settlement will be announced shortly before settlement takes place. Agency pass-through mortgage-backed securities are usually issued on a TBA basis. Each
Portfolio will maintain a segregated custodial account containing cash, U.S.
government securities or other liquid and unencumbered securities having a value at least equal to the aggregate amount of a Portfolio's TBA transactions.

                  RISKS: The value of the security on the date of delivery may be less than its purchase price, presenting a possible
                         loss of asset value. In addition, a portfolio may
                         experience delays in payment or loss of income if the
                         counterparty fails to perform under the contract.

TOTAL RETURN SWAPS

A total return swap is a contract between two counterparties who agree to swap periodic payments for the life of the contract. Typically, one party receives the total return (interest payments plus any capital gains or losses for the payment period) from a specified reference asset, while the counterparty receives a specified

                                       43

fixed or floating cash flow (e.g., LIBOR) that is not related to the creditworthiness of the reference asset. The payments are based upon the same notional amount of the reference asset. The reference asset may be any asset
(e.g., bonds or loans), an index, or a basket of assets.

                  RISKS: Swap contracts can be less liquid and more difficult to value than other investments. Because its cash flows
                         are based in part on changes in the value of the
                         reference asset, a total return swap's market value
                         will vary with changes in that reference asset. In
                         addition, a portfolio may experience delays in payment
                         or loss of income if the counterparty fails to perform
                         under the contract.

U.S. GOVERNMENT AND AGENCY SECURITIES AND GOVERNMENT-SPONSORED ENTERPRISES/
FEDERAL AGENCIES

U.S. government and agency securities are issued by or guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities and supported by the full faith and credit of the United States. A Portfolio also may invest in other securities which may be issued by a U.S.
government-sponsored enterprise or federal agency, and supported either by its ability to borrow from the U.S. Treasury or by its own credit standing. Such securities do not constitute direct obligations of the United States but are issued, in general, under the authority of an Act of Congress. The universe of eligible securities in these categories includes (but is not limited to) those sponsored by:

a. U.S. Treasury Department;
b. Federal Housing Administration;
c. Federal Home Loan Mortgage Corporation;
d. Federal National Mortgage Association
e. Federal Home Loan Bank;
f. Government National Mortgage Association; and
g. U.S. Department of Veterans' Affairs.

                  RISKS: Although U.S. government securities are generally
                         considered to be among the safest type of investment in
                         terms of credit risk, they are not guaranteed against
                         price movements due to changing interest rates.
                         Obligations issued by some U.S. government agencies,
                         authorities and instrumentalities or sponsored
                         enterprises, such as the Government National Mortgage
                         Association ("GNMA"), are backed by the full faith and
                         credit of the U.S. Treasury, while others, such as
                         Federal National Mortgage Association ("FNMA"), Federal
                         Home Loan Mortgage Corporation ("Freddie Mac")and
                         Federal Home Loan Banks ("FHLBs"), are backed solely by
                         the ability of the entity to borrow from the U.S.
                         Treasury or by the entity's own resources. No assurance
                         can be given that the U.S. government would provide
                         financial support to U.S. government agencies,
                         authorities, instrumentalities, or sponsored
                         enterprises if it is not obliged to do so by law.

WHEN ISSUED AND FORWARD COMMITMENTS

The purchase of a when issued or forward commitment security will be recorded on the date a Portfolio enters into the commitment. The value of the security will be reflected in the calculation of the Portfolio's net asset value. The value of the security on delivery date may be more or less than its purchase price.
Generally, no interest accrues to a Portfolio until settlement. Each Portfolio will maintain a segregated custodial account containing cash, U.S. government securities or other liquid and unencumbered securities having a value at least equal to the aggregate amount of a Portfolio's when issued and forward commitment transactions.

                                       44

                  RISKS:  The value of the security on the date of delivery may be less than its purchase price.

ZERO COUPON SECURITIES

Zero coupon securities are typically sold at a deep discount from their face value. Such securities make no periodic interest payments; however, the buyer receives a rate of return by the gradual appreciation of the security, until it is redeemed at face value on a specified maturity date.

RISKS: Zero coupon securities do not pay interest until maturity and tend to be subject to greater interim market value fluctuations in response to interest rate changes than interest paying securities of similar maturities. Credit risk is generally greater for investments that are required to pay interest only at maturity rather than at intervals during the life of the investment.

                               PORTFOLIO TURNOVER

Portfolio turnover rates are believed to be higher than the turnover experienced by most fixed income funds, due to the Investment Adviser's active management of duration. The Investment Adviser will not consider the portfolio turnover rate to be a limiting factor in making investment decisions for a Portfolio. High portfolio turnover may involve greater brokerage commissions and transactions costs which will be paid by a Portfolio. In addition, high turnover rates may result in increased short-term capital gains.

                        SUPPLEMENTAL INVESTMENT POLICIES

ALL PORTFOLIOS

Currently, non-hedging transactions are subject to either of two alternative limitations. Under one alternative, the aggregate initial margin and premiums required to establish non-hedging positions in futures contracts and options may not exceed 15% of the fair market value of a Fund's net assets (after taking into account unrealized profits and unrealized losses on any such contracts).
Under the other alternative, which has been established by the CFTC on a temporary basis, the notional value of non-hedging futures contracts and related options may not exceed the liquidation value of a Portfolio (after taking into account unrealized profits and unrealized losses on any such contracts).

U.S. SHORT-TERM, WORLDWIDE AND WORLDWIDE CORE PORTFOLIOS

These Portfolios may not enter into a repurchase or reverse repurchase agreement if, as a result thereof, more than 25% of the Portfolio's total assets would be subject to such agreements.

                                       45

                           FINANCIAL HIGHLIGHTS TABLES

The Financial Highlights Tables are intended to help you understand Advisor class's financial performance for the past five years, or, if shorter, the period of the Portfolio's operations. Certain information reflects financial results for a single Portfolio share. "Total Return" indicates how much an investment in each respective Portfolio would have earned or lost, assuming all dividends and distributions had been reinvested. This information has been audited by KPMG LLP. You will find the report of independent registered public accounting firm and the FFTW Funds, Inc. financial statements in the annual report, which is available upon request.

                                       46

FFTW FUNDS,INC.

FINANCIAL HIGHLIGHTS
U.S.SHORT-TERM PORTFOLIO

                                                                                FOR THE YEAR ENDED,
                                                                 ---------------------------------------------------
For a share outstanding                                           DEC.31,     DEC.31,    DEC.31,   DEC.31,   DEC.31,
throughout the period:                                             2004        2003       2002      2001      2000
--------------------------------------------------------------------------------------------------------------------

PER SHARE DATA
--------------
Net asset value, beginning of period                              $   9.43    $ 9.53     $ 9.68    $ 9.71    $ 9.65

INCREASE (DECREASE) FROM INVESTMENT OPERATIONS
----------------------------------------------
Net investment income                                                 0.26      0.19 *     0.24 *    0.48      0.59
Net realized and unrealized gain (loss) on investments
and financial futures contracts                                      (0.10)    (0.05)     (0.14)    (0.03)     0.06
                                                                  --------    ------     ------    ------    ------
Total from investment operations                                      0.16      0.14       0.10      0.45      0.65
                                                                  --------    ------     ------    ------    ------
LESS DISTRIBUTIONS
------------------
From net investment income                                            0.26      0.24       0.25      0.48      0.59
                                                                  --------    ------     ------    ------    ------
Total distributions                                                   0.26      0.24       0.25      0.48      0.59
                                                                  --------    ------     ------    ------    ------
Net asset value, end of period                                    $   9.33    $ 9.43     $ 9.53    $ 9.68    $ 9.71
                                                                  ========    ======     ======    ======    ======
TOTAL RETURN                                                          1.74%     1.49%      1.19%     4.79%     6.99%
------------

RATIOS/SUPPLEMENTAL DATA
------------------------
Net assets, end of period (000's)                                  $143,773  $103,838    $94,452  $289,078  $370,867
Ratio of operating expenses to average net assets,
  exclusive of interest expense (a)                                   0.35%     0.35%      0.25%     0.25%     0.25%
Ratio of operating expenses to average net assets,
  inclusive of interest expense (a)                                   0.35%     0.35%      0.30%     0.32%     0.25%
Ratio of net investment income to average net assets (a)              2.45%     1.98%      2.46%     4.88%     6.13%
Decrease in above expense ratios due to waiver of
  investment advisory fees                                            0.15%     0.16%      0.21%     0.22%     0.17%
Portfolio Turnover                                                     165%      190%       282%      158%      214%

--------------------------------------------------------------------------------------------------------------------
(a) Net of waivers and reimbursements.
*   Calculation based on average shares outstanding.

See Notes to Financial Statements.

                                       47

FFTW FUNDS,INC.

FINANCIAL HIGHLIGHTS(CONTINUED)
LIMITED DURATION PORTFOLIO

                                                                                 FOR THE YEAR ENDED,
                                                                   -------------------------------------------------
For a share outstanding                                            DEC.31,     DEC.31,   DEC.31,   DEC.31,   DEC.31,
throughout the period:                                              2004        2003      2002       2001     2000
--------------------------------------------------------------------------------------------------------------------

PER SHARE DATA
--------------
Net asset value, beginning of period                               $   9.96    $ 10.15   $ 10.05   $  9.85   $  9.66

INCREASE (DECREASE) FROM INVESTMENT OPERATIONS
----------------------------------------------
Net investment income                                                  0.31 *    0.34 *    0.42       0.53      0.61
Net realized and unrealized gain (loss) on investments
  and financial futures contracts                                     (0.15)    (0.09)     0.15       0.19      0.19
                                                                   --------    ------    -------   -------   -------
Total from investment operations                                       0.16      0.25      0.57       0.72      0.80
                                                                   --------    ------    -------   -------   -------
LESS DISTRIBUTIONS
------------------
From net investment income                                             0.35      0.38      0.42       0.52      0.61
From net realized gain on investments,
  and financial futures contracts                                      0.01      0.06      0.05       -         -
                                                                   --------    ------    -------   -------   -------
Total distributions                                                    0.36      0.44      0.47       0.52      0.61
                                                                   --------    ------    -------   -------   -------
Net asset value, end of period                                     $   9.76    $ 9.96    $ 10.15   $  10.05  $  9.85
                                                                   ========    ======    =======   ========  =======
TOTAL RETURN                                                           1.65%     2.49%     5.81%      7.46%     8.52%
------------

RATIOS/SUPPLEMENTAL DATA
------------------------
Net assets, end of period (000's)                                    $77,960  $124,072  $165,870   $117,357   $97,484
Ratio of operating expenses to average net assets,
  exclusive of interest expense (a)                                    0.37%     0.35%     0.30%      0.30%     0.30%
Ratio of operating expenses to average net assets,
  inclusive of interest expense (a)                                    0.37%     0.35%     0.30%      0.30%     0.30%
Ratio of net investment income to average net assets (a)               3.13%     3.35%     4.19%      5.32%     6.25%
Decrease in above expense ratios due to waiver of
  investment advisory fees                                             0.20%     0.20%     0.24%      0.23%     0.24%
Portfolio Turnover                                                      191%      352%      110%       209%      327%
----------------------------------------------------------------------------------------------------------------------
(a) Net of waivers.
*   Calculation based on average shares outstanding.

See Notes to Financial Statements.

                                       48

FFTW FUNDS,INC.

FINANCIAL HIGHLIGHTS(CONTINUED)
MORTGAGE-BACKED PORTFOLIO

                                                                                FOR THE YEAR ENDED,
                                                                  --------------------------------------------------
For a share outstanding                                           DEC.31,      DEC.31,   DEC.31,   DEC.31,   DEC.31,
throughout the period:                                             2004         2003      2002       2001      2000
--------------------------------------------------------------------------------------------------------------------

PER SHARE DATA
--------------

Net asset value, beginning of period                                $10.19     $10.29    $10.00     $ 9.96     $9.64

INCREASE (DECREASE) FROM INVESTMENT OPERATIONS
----------------------------------------------

Net investment income                                                 0.43 *     0.40 *    0.44 *     0.61      0.70
Net realized and unrealized gain (loss) on investments,
  short sales, and financial futures, swap, and options contracts     0.10      (0.02)     0.41       0.02      0.35
                                                                    ------     ------    ------     ------     -----
Total from investment operations                                      0.53       0.38      0.85       0.63      1.05
                                                                    ------     ------    ------     ------     -----
LESS DISTRIBUTIONS
------------------

From net investment income                                            0.56       0.48      0.56       0.59      0.73
                                                                    ------     ------    ------     ------     -----
Total distributions                                                   0.56       0.48      0.56       0.59      0.73
                                                                    ------     ------    ------     ------     -----
Net asset value, end of period                                      $10.16     $10.19    $10.29     $10.00     $9.96
                                                                    ======     ======    ======     ======     =====

TOTAL RETURN                                                         5.33%      3.84%     8.68%      6.43%     11.60%
------------

RATIOS/SUPPLEMENTAL DATA
------------------------
Net assets, end of period (000's)                                 $113,156   $129,530  $155,814    $357,288  $336,141
Ratio of operating expenses to average net assets,
  exclusive of interest expense (a)                                  0.34%      0.31%     0.25%       0.25%     0.25%
Ratio of operating expenses to average net assets,
  inclusive of interest expense (a)                                  0.34%      0.32%     0.25%       0.25%     0.26%
Ratio of net investment income to average net assets (a)             4.27%      3.94%     4.38%       6.02%     7.20%
Decrease in above expense ratios due to waiver of
  investment advisory fees                                           0.20%      0.21%     0.22%       0.21%     0.20%
Portfolio Turnover                                                    595%       582%      601%        523%      699%
--------------------------------------------------------------------------------------------------------------------
(a) Net of waivers.
*   Calculation based on average shares outstanding.

See Notes to Financial Statements.

                                       49

FFTW FUNDS,INC.

FINANCIAL HIGHLIGHTS(CONTINUED)
WORLDWIDE PORTFOLIO

                                                                                       FOR THE YEAR ENDED,
                                                                    ---------------------------------------------------------
For a share outstanding                                             DEC.31,      DEC.31,     DEC.31,      DEC.31,     DEC.31,
throughout the period:                                               2004         2003        2002         2001        2000
-----------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA
--------------

Net asset value, beginning of period                                 $9.97        $9.61       $8.64        $8.91       $9.12

INCREASE (DECREASE) FROM INVESTMENT OPERATIONS
----------------------------------------------

Net investment income                                                 0.26 *       0.26 *      0.31         0.39 *      0.48 *
Net realized and unrealized gain (loss) on investments,
  financial futures, swap and options contracts and foreign
  currency related transactions                                       0.69         0.91        0.96        (0.27)      (0.21)
                                                                     -----        -----       -----        -----       -----
Total from investment operations                                      0.95         1.17        1.27         0.12        0.27
                                                                     -----        -----       -----        -----       -----
LESS DISTRIBUTIONS
------------------

From net investment income                                            0.84         0.81        0.30         0.39        0.38
From net realized gain on investments, financial futures,
  swap and options contracts and foreign
  currency related transactions                                       0.12            -           -            -           -
Return of capital                                                        -            -           -            -        0.10
                                                                     -----        -----       -----        -----       -----
Total distributions                                                   0.96         0.81        0.30         0.39        0.48
                                                                     -----        -----       -----        -----       -----
Net asset value, end of period                                       $9.96        $9.97       $9.61        $8.64       $8.91
                                                                     =====        =====       =====        =====       =====

TOTAL RETURN                                                         10.13%      12.68%      14.97%        1.40%       3.26%
------------

RATIOS/SUPPLEMENTAL DATA
------------------------
Net assets, end of period (000's)                                  $185,033    $169,665    $172,039     $158,839    $158,474
Ratio of operating expenses to average net assets,
  exclusive of interest expense (a)                                   0.60%       0.60%       0.60%        0.60%       0.60%
Ratio of operating expenses to average net assets,
  inclusive of interest expense (a)                                   0.60%       0.60%       0.60%        0.60%       0.60%
Ratio of net investment income to average net assets (a)              2.62%       2.71%       3.42%        4.50%       5.53%
Decrease in above expense ratios due to waiver of
  investment advisory fees                                            0.05%       0.04%       0.02%        0.01%       0.00%+
Portfolio Turnover                                                     327%        392%        585%         618%        493%
-----------------------------------------------------------------------------------------------------------------------------
(a) Net of waivers.
*   Calculation based on average shares outstanding.
+   Rounds to less than 0.01%.

See Notes to Financial Statements.

                                       50

FFTW FUNDS,INC.

FINANCIAL HIGHLIGHTS(CONTINUED)
WORLDWIDE CORE PORTFOLIO

                                                                                    FOR THE YEAR ENDED,
                                                                  -----------------------------------------------------
For a share outstanding                                           DEC.31,      DEC.31,    DEC.31,    DEC.31,    DEC.31,
throughout the period:                                             2004         2003       2002       2001       2000
-----------------------------------------------------------------------------------------------------------------------

PER SHARE DATA
--------------

Net asset value, beginning of period                              $11.18       $11.15     $10.96     $10.79     $10.58

INCREASE (DECREASE) FROM INVESTMENT OPERATIONS
----------------------------------------------

Net investment income                                               0.31 *       0.31 *     0.40 *     0.48       0.60
Net realized and unrealized gain on investments,
  financial futures, swap and options contracts and foreign
  currency related transactions                                     0.26         0.11       0.36       0.27       0.50
                                                                  ------       ------     ------     ------     ------
Total from investment operations                                    0.57         0.42       0.76       0.75       1.10
                                                                  ------       ------     ------     ------     ------
LESS DISTRIBUTIONS
------------------

From investment income, net                                         0.66         0.39       0.53       0.58       0.89
From capital stock in excess of par value                              -            -       0.04          -          -
Return of capital                                                   0.18            -          -          -          -

Total distributions                                                 0.84         0.39       0.57       0.58       0.89
                                                                  ------       ------     ------     ------     ------
Net asset value, end of period                                    $10.91       $11.18     $11.15     $10.96     $10.79
                                                                  ======       ======     ======     ======     ======

TOTAL RETURN                                                       5.49%        3.71%      7.36%      6.94%     10.79%
------------

RATIOS/SUPPLEMENTAL DATA
------------------------
Net assets, end of period (000's)                                $54,591      $66,754   $116,859   $219,987   $210,996
Ratio of operating expenses to average net assets,
  exclusive of interest expense (a)                                0.64%        0.55%      0.45%      0.45%      0.45%
Ratio of operating expenses to average net assets,
  inclusive of interest expense (a)                                0.65%        0.55%      0.45%      0.45%      0.45%
Ratio of net investment income to average net assets (a)           2.87%        2.74%      3.61%      4.38%      5.60%
Decrease in above expense ratios due to waiver of
  investment advisory fees                                         0.15%        0.16%      0.17%      0.17%      0.14%
Portfolio Turnover                                                 381%          441%       565%       615%       549%
----------------------------------------------------------------------------------------------------------------------
(a) Net of waivers.
*   Calculation based on average shares outstanding.

See Notes to Financial Statements.

                                       51

FFTW FUNDS,INC.

FINANCIAL HIGHLIGHTS(CONTINUED)
INTERNATIONAL PORTFOLIO

                                                                                        FOR THE YEAR ENDED,
                                                                        ---------------------------------------------------
For a share outstanding                                                 DEC.31,     DEC.31,   DEC.31,    DEC.31,    DEC.31,
throughout the period:                                                   2004        2003      2002       2001       2000
---------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA
--------------

Net asset value, beginning of period                                     $8.81       $8.67     $7.53      $8.18      $8.70

INCREASE (DECREASE) FROM INVESTMENT OPERATIONS
----------------------------------------------

Net investment income                                                     0.21 *      0.20 *    0.16       0.29       0.44
Net realized and unrealized gain (loss) on investments,
  financial futures contracts and foreign
  currency related transactions                                           0.77        1.46      1.45      (0.63)     (0.54)
                                                                         -----       -----     -----      -----      -----
Total from investment operations                                          0.98        1.66      1.61      (0.34)     (0.10)
                                                                         -----       -----     -----      -----      -----
LESS DISTRIBUTIONS
------------------

From net investment income                                                0.62        1.32      0.42       0.31       0.04
From net realized gain on investments,
  financial futures contracts and foreign
  currency related transactions                                           0.08        0.20      0.05          -          -
Return of capital                                                            -           -         -          -       0.38
                                                                         -----       -----     -----      -----      -----
Total distributions                                                       0.70        1.52      0.47       0.31       0.42
                                                                         -----       -----     -----      -----      -----
Net asset value, end of period                                           $9.09       $8.81     $8.67      $7.53      $8.18
                                                                         =====       =====     =====      =====      =====

TOTAL RETURN                                                            12.17%      20.25%    21.81%    (4.22%)    (0.98%)
------------

RATIOS/SUPPLEMENTAL DATA
------------------------
Net assets, end of period (000's)                                      $82,880     $79,542   $88,120   $107,848   $121,377
Ratio of operating expenses to average net assets,
  exclusive of interest expense (a)                                      0.76%       0.71%     0.60%      0.60%      0.60%
Ratio of operating expenses to average net assets,
  inclusive of interest expense (a)                                      0.76%       0.71%     0.61%      0.60%      0.60%
Ratio of net investment income to average net assets (a)                 2.44%       2.22%     2.50%      3.70%      5.18%
Decrease in above expense ratios due to waiver of
  investment advisory fees                                                N/A        0.01%     0.07%      0.06%      0.04%
Portfolio Turnover                                                        221%        223%      334%       659%       508%
---------------------------------------------------------------------------------------------------------------------------

(a) Net of waivers.
*   Calculation based on average shares outstanding.

See Notes to Financial Statements.

                                       52

FFTW FUNDS,INC.

FINANCIAL HIGHLIGHTS(CONTINUED)
U.S.INFLATION-INDEXED PORTFOLIO

                                                                     FOR THE YEAR ENDED,
                                                             ------------------------------------
                                                                                                       PERIOD FROM
For a share outstanding                                      DEC.31,        DEC.31,       DEC.31,    JANUARY 2, 2001* TO
throughout the period:                                        2004           2003          2002       DECEMBER 31, 2001
-----------------------------------------------------------------------------------------------------------------------

PER SHARE DATA
--------------

Net asset value, beginning of period                          $10.71         $10.82        $10.09          $10.00

INCREASE FROM INVESTMENT OPERATIONS
-----------------------------------

Net investment income                                           0.42           0.40 **       0.49            0.46
Net realized and unrealized gain on investments                 0.59           0.42          1.11            0.19
                                                              ------         ------        ------          ------
Total from investment operations                                1.01           0.82          1.60            0.65
                                                              ------         ------        ------          ------
LESS DISTRIBUTIONS
------------------

From net investment income                                      0.42           0.41          0.49            0.46
From net realized gain on investments                           0.63           0.52          0.38            0.10
                                                              ------         ------        ------          ------
Total distributions                                             1.05           0.93          0.87            0.56
                                                              ------         ------        ------          ------
Net asset value, end of period                                $10.67         $10.71        $10.82          $10.09
                                                              ======         ======        ======          ======

TOTAL RETURN                                                   9.71%          7.65%        16.17%           6.54%(c)
------------

RATIOS/SUPPLEMENTAL DATA
------------------------
Net assets, end of period (000's)                            $99,891        $86,162       $89,355         $39,610
Ratio of operating expenses to average net assets,
  exclusive of interest expense (a)                            0.35%          0.35%         0.35%           0.35%(b)
Ratio of operating expenses to average net assets,
  inclusive of interest expense (a)                            0.35%          0.35%         0.35%           0.35%(b)
Ratio of net investment income to average net assets (a)       4.06%          3.65%         4.98%           4.74%(b)
Decrease in above expense ratios due to waiver of
  investment advisory fees                                     0.29%          0.25%         0.22%           0.33%(b)
Portfolio Turnover                                              774%           154%          140%             74%
--------------------------------------------------------------------------------------------------------------------

(a) Net of waivers.
(b) Annualized.
(c) Not annualized.
*   Commencement of Operations.
**  Calculation based on average shares outstanding.

See Notes to Financial Statements.

                                       53

FFTW FUNDS,INC.

FINANCIAL HIGHLIGHTS(CONTINUED)
GLOBAL INFLATION-INDEXED HEDGED PORTFOLIO

                                                                      YEAR ENDED               PERIOD FROM
For a share outstanding                                                 DEC.31,            JANUARY 14, 2003* TO
throughout the period:                                                   2004                DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------

PER SHARE DATA
--------------

Net asset value, beginning of period                                      $10.28                   $10.00

INCREASE FROM INVESTMENT OPERATIONS
-----------------------------------
Net investment income                                                       0.37 **                  0.38 **
Net realized and unrealized gain on investments and foreign
  currency related transactions                                             0.53                     0.27
                                                                          ------                   ------
Total from investment operations                                            0.90                     0.65
                                                                          ------                   ------
LESS DISTRIBUTIONS
------------------
From net investment income                                                  0.42                     0.25
From net realized gain on investments and foreign
  currency related transactions                                             0.37                     0.10
Return of capital                                                           -                        0.02
                                                                          ------                   ------
Total distributions                                                         0.79                     0.37
                                                                          ------                   ------
Net asset value, end of period                                            $10.39                   $10.28
                                                                          ======                   ======

TOTAL RETURN                                                               8.93%                    6.59%(c)
------------

RATIOS/SUPPLEMENTAL DATA
------------------------
Net assets, end of period (000's)                                        $22,946                  $20,987
Ratio of operating expenses to average net assets, exclusive of
  interest expense (a)                                                     0.50%                    0.50%(b)
Ratio of operating expenses to average net assets, inclusive of
  interest expense (a)                                                     0.50%                    0.50%(b)
Ratio of net investment income to average net assets (a)                   3.54%                    3.87%(b)
Decrease in above expense ratios due to waiver of investment
  advisory fees and reimbursements of other expenses                       0.40%                    0.31%(b)
Portfolio Turnover                                                          593%                     137%
------------------------------------------------------------------------------------------------------------
(a) Net of waivers and reimbursements.
(b) Annualized.
(c) Not annualized.
*   Commencement of Operations.
**  Calculation based on average shares outstanding.

See Notes to Financial Statements.

                                       54

                              SHAREHOLDER INQUIRIES

This Prospectus contains a concise statement of information investors should know before they invest in a Portfolio. Please retain this Prospectus for future reference. Additional information about a Portfolio's investments is available in such Portfolio's Annual and Semi-Annual Reports to shareholders, as well as the SAI dated April 30, 2005 (as amended from time to time). The SAI provides more detailed information about the Portfolios, including their operations and investment policies. A current SAI is on file with the Commission and is incorporated by reference and is legally considered a part of this Prospectus.
In each Portfolio's Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year.

A Portfolio's SAI, Annual and Semi-Annual Reports are available, without charge, upon request by contacting the Transfer Agent at (800) 247-0473. You may also request other information about a Portfolio and make inquiries by contacting
(800) 247-0473.

A copy of the SAI of the Portfolios, as well as additional information about the
Portfolios, can be obtained free of charge on the Internet at:
http://www.fftw.com/. Copies of the Annual and Semi-Annual Reports of the
Portfolios are not available at this website as prospective shareholders may request copies of these Reports from the Transfer Agent and existing investors are mailed these Reports when they become available.

Information about a Portfolio (including the SAI) can be reviewed and copied at the Commission's Public Reference Room in Washington D.C. Information on the
operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Portfolios are available on the EDGAR Database on the Commission's Internet site at
http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission,
Washington D.C. 20549-0102 or by electronic request at the following e-mail address: publicinfo@sec.gov.

DISTRIBUTED BY:

QUASAR DISTRIBUTORS, LLC

Fund's Investment Company Act filing number: 811-5796

                                       47

         THE INVESTOR CLASS SHARES ARE NOT CURRENTLY AVAILABLE FOR SALE.

                                FFTW FUNDS, INC.
--------------------------------------------------------------------------------

================================================================================
                                   PROSPECTUS
================================================================================

                                 Investor Class

--------------------------------------------------------------------------------

                                 APRIL 30, 2005

                     o  U.S. Short-Term Portfolio
                     o  Limited Duration Portfolio
                     o  Mortgage-Backed Portfolio
                     o  Worldwide Portfolio
                     o  Worldwide Core Portfolio
                     o  International Portfolio
                     o  U.S. Inflation-Indexed Portfolio
                     o Global Inflation-Indexed Hedged Portfolio

THE SECURITIES AND EXCHANGE COMMISSION (THE "COMMISSION") HAS NOT APPROVED OR
DISAPPROVED ANY PORTFOLIO'S SHARES AS AN INVESTMENT OR DETERMINED WHETHER THIS
PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING
A CRIME.

Each Portfolio offers two separate classes of shares: Advisor Shares and
Investor Shares. This Prospectus offers each Portfolio's Investor Shares. A separate Prospectus offers each Portfolio's Advisor Shares. Each Portfolio's separate share classes have different expenses; as a result, their investment performance will differ.

                                       1

                                    CONTENTS

                                                                        Page
Risk/Return Summary
   Investment Objectives, Principal Investment Strategies and Investments
        U.S. Short-Term Portfolio                                         3
        Limited Duration Portfolio                                        4
        Mortgage-Backed Portfolio                                         5
        Worldwide Portfolio                                               6
        Worldwide Core Portfolio                                          7
        International Portfolio                                           8
        U.S. Inflation-Indexed Portfolio                                  9
        Global Inflation-Indexed Hedged Portfolio                         10
Principal Investment Risks                                                11
Risk Return Bar Charts and Tables
        U.S. Short-Term Portfolio                                         14
        Limited Duration Portfolio                                        15
        Mortgage-Backed Portfolio                                         15
        Worldwide Portfolio                                               16
        Worldwide Core Portfolio                                          16
        International Portfolio                                           17
        U.S. Inflation-Indexed Portfolio                                  17
        Global Inflation-Indexed Hedged Portfolio                         18
Fee Table                                                                 21
Expenses Table Example                                                    22
Fund Management                                                           22
Portfolio Managers                                                        23
Shareholder Information                                                   24
Investment Information                                                    32
Portfolio Turnover                                                        46
Supplemental Investment Policies                                          46
Shareholder Inquiries                                                 Back Cover

                                       2

                               RISK/RETURN SUMMARY

The following is a summary of key information about each of the Portfolios, including investment objectives, principal investment strategies and principal investment risks. A more detailed description of the Portfolios' investment strategies, investments and their associated risks follows this summary.

INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES AND INVESTMENTS

--------------------------------------------------------------------------------------------------------
                                        U.S. SHORT-TERM PORTFOLIO
------------------------ -------------------------------------------------------------------------------

INVESTMENT OBJECTIVE:    To attain a high level of total return as may be consistent with the preservation of capital and to maintain liquidity.
------------------------ -------------------------------------------------------------------------------
PRINCIPAL INVESTMENT     The Portfolio invests primarily in high quality short-term debt securities
STRATEGIES:              (average portfolio rating of AA by Standard & Poor's Corporation ("S&P"), Aa by
                         Moody's Investor's Services, Inc. ("Moody's"), or a comparable rating or higher from a nationally recognized statistical rating organization ("NRSRO"), or if the security is unrated, of comparable credit quality in the judgment of the
                         Investment Adviser). The performance objective of the Portfolio is to outperform an index that the portfolio manager believes is an appropriate benchmark for the
                         Portfolio. The current index used by the portfolio manager for the Portfolio is the Merrill Lynch 3-6 Month Treasury Index. (The Merrill Lynch 3-6 Month
                         Treasury Index is one of four sub-indices of the 0-1 year U.S. Treasury Bond
                         Index, which is a capitalization-weighted basket of all outstanding U.S.
                         Treasury Notes and Bonds having less than one year remaining term to maturity and a minimum amount outstanding of $1 billion. The index is not available for investment and, unlike the Portfolio, does not incur expenses.)
------------------------ -------------------------------------------------------------------------------
MINIMUM QUALITY RATING:                                                                        AVERAGE
                                                 S&P             Moody's        Fitch IBCA,   PORTFOLIO
                          S&P:   Moody's:    (Short-Term):    (Short-Term):   Duff & Phelps:   QUALITY:
                          ----   --------     ------------    -------------   --------------   --------
                          BBB-     Baa3           A-2             P-2              BBB-        AA (Aa)
------------------------ -------------------------------------------------------------------------------
DURATION:                Except for temporary defensive purposes, the Portfolio's U.S. dollar-weighted average duration will not exceed one year. As of December 31, 2004, the duration of the Merrill Lynch 3-6 month Treasury Index was 92 days (0.25 years). As of
                         December 31, 2004, the duration of the U.S. Short-Term Portfolio was 61 days
                         (0.17 years).
------------------------ -------------------------------------------------------------------------------
INVESTMENT POLICIES:     Under normal circumstances, at least 80% of the Portfolio's net assets
                         (including borrowings for investment purposes) must be invested in U.S.
                         dollar-denominated debt securities having an effective maturity of no greater than 3 years. The Portfolio will invest in derivatives for hedging and non-hedging purposes, such as to manage the effective duration of the Portfolio or as a substitute for direct investment. For temporary defensive purposes, up to 100% of the Portfolio's total assets may be invested in U.S. government securities, cash or cash equivalent securities. These defensive strategies may prevent the Portfolio from achieving its investment objective. The Portfolio is
                         "diversified" under the Investment Company Act of 1940, as amended (the "1940
                         Act"). Under normal circumstances, the Portfolio will invest more than 25% of its total assets in the Banking and Finance industry. For purposes of this limitation, the Banking and Finance industry will be deemed to include securities of issuers engaged in banking or finance businesses, including issuers of asset- and mortgage-backed securities.
------------------------ -------------------------------------------------------------------------------
 PRINCIPAL INVESTMENTS:  o  Asset-Backed Securities
                         o  Bank Obligations
                         o  Corporate Debt Instruments
                         o  Derivative Instruments
                         o  Money Market Instruments
                         o  Mortgage-Backed Securities
                         o  Repurchase and Reverse Repurchase Agreements
                         o  U.S. Government and Agency Securities
------------------------ -------------------------------------------------------------------------------

                                       3

--------------------------------------------------------------------------------------------------------
                                        LIMITED DURATION PORTFOLIO
------------------------ -------------------------------------------------------------------------------

INVESTMENT OBJECTIVE:    To maintain a level of total return as may be consistent with the preservation of capital.
------------------------ -------------------------------------------------------------------------------
PRINCIPAL INVESTMENT     The Portfolio invests primarily in high quality debt securities (average
STRATEGIES:              portfolio rating of AA by S&P, Aa by Moody's, or a comparable rating or higher from a NRSRO, or if the security is unrated, of comparable credit quality in the judgment of the Investment Adviser). The portfolio manager may use interest rate hedging as a stabilizing technique. The performance objective of the
                         Portfolio is to outperform an index that the portfolio manager believes is an appropriate benchmark for the Portfolio. The current index used by the portfolio manager for the Portfolio is the Merrill Lynch 1-3 Year Treasury
                         Index. (The Merrill Lynch 1-3 Year Treasury Index is an unmanaged index that tracks short-term U.S. government securities with maturities between 1 and 3 years and represents the total rate of return of U.S. Treasury Notes based on daily closing prices. The index is not available for investment and, unlike the
                         Portfolio, does not incur expenses.)
------------------------ -------------------------------------------------------------------------------
MINIMUM QUALITY RATING:                                                                        AVERAGE
                                                 S&P             Moody's        Fitch IBCA,   PORTFOLIO
                          S&P:   Moody's:    (Short-Term):    (Short-Term):   Duff & Phelps:   QUALITY:
                          ----   --------     ------------    -------------   --------------   --------
                          BBB-     Baa3           A-2             P-2              BBB-        AA (Aa)
------------------------ -------------------------------------------------------------------------------
DURATION:                The U.S. dollar-weighted average duration of the Portfolio generally is shorter than 3 years. The U.S. dollar-weighted average duration of the Portfolio will not differ from the weighted average duration of the Merrill Lynch 1-3 Year
                         Treasury Index by more than one year. As of December 31, 2004, the duration of the Merrill Lynch 1-3 Year Treasury Index was 1.68 years. As of December 31,
                         2004, the duration of the Limited Duration Portfolio was 1.61 years.
------------------------ -------------------------------------------------------------------------------
INVESTMENT POLICIES:     At least 65% of the Portfolio's total assets must be invested in U.S.
                         dollar-denominated securities. The Portfolio will invest in derivatives for hedging and non-hedging purposes, such as to manage the effective duration of the Portfolio or as a substitute for direct investment. For temporary defensive purposes, up to 100% of the Portfolio's total assets may be invested in U.S.
                         government securities, cash or cash equivalent securities. These defensive strategies may prevent the Portfolio from achieving its investment objective.
                         The Portfolio is "non-diversified" under the 1940 Act, meaning that it may invest in a limited number of issuers. Under normal circumstances, the Portfolio will invest more than 25% of its total assets in the Banking and Finance industry. For purposes of this limitation, the Banking and Finance industry will be deemed to include securities of issuers engaged in banking or finance businesses, including issuers of asset- and mortgage-backed securities.
------------------------ -------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS:   o  Asset-Backed Securities
                         o  Bank Obligations
                         o  Corporate Debt Instruments
                         o  Derivative Instruments
                         o  Foreign Debt Instruments
                         o  Mortgage-Backed Securities
                         o  Other Investment Companies
                         o  U.S. Government and Agency Securities
------------------------ -------------------------------------------------------------------------------

                                                    4

---------------------------------------------------------------------------------------------------------
                                        MORTGAGE-BACKED PORTFOLIO
------------------------ -------------------------------------------------------------------------------

INVESTMENT OBJECTIVE:    To attain a high level of total return as may be consistent with the preservation of capital.
------------------------ -------------------------------------------------------------------------------
PRINCIPAL INVESTMENT     The Portfolio invests primarily in high quality mortgage- and asset-backed
STRATEGIES:              securities (average portfolio rating of AA by S&P, Aa by Moody's, or a comparable rating or higher from a NRSRO, or if the security is unrated, of comparable credit quality in the judgment of the Investment Adviser). The portfolio manager may use hedging techniques to manage interest rate and prepayment risk. The performance objective of the Portfolio is to outperform an index that the portfolio manager believes is an appropriate benchmark for the
                         Portfolio. The current index used by the portfolio manager for the Portfolio is the Lehman Brothers Mortgage-Backed Securities Index. (The Lehman Brothers
                         Mortgage-Backed Securities Index tracks the mortgage-backed pass-through securities of Ginnie Mae (GNMA), Fannie Mae (FNMA) and Freddie Mac (FHLMC), and
                         is formed by grouping the universe of individual fixed rate mortgage-backed securities pools into generic aggregates. The index is not available for investment and, unlike the Portfolio, does not incur expenses.)
------------------------ -------------------------------------------------------------------------------
MINIMUM QUALITY RATING:                                                                        AVERAGE
                                                 S&P             Moody's        Fitch IBCA,   PORTFOLIO
                          S&P:   Moody's:    (Short-Term):    (Short-Term):   Duff & Phelps:   QUALITY:
                          ----   --------     ------------    -------------   --------------   --------
                          BBB-     Baa3           A-2             P-2              BBB-        AA (Aa)
------------------------ -------------------------------------------------------------------------------
DURATION:                The U.S. dollar-weighted average duration of the Portfolio generally will not differ from the weighted average duration of the Lehman Brothers Mortgage-Backed
                         Securities Index by more than one year. As of December 31, 2004, the duration of the Lehman Brothers Mortgage-Backed Securities Index was 3.13 years. As of
                         December 31, 2004, the duration of the Mortgage-Backed Portfolio was 3.20 years.

------------------------ -------------------------------------------------------------------------------
INVESTMENT POLICIES:     Under normal circumstances, at least 80% of the Portfolio's net assets
                         (including borrowings for investment purposes) must be invested in mortgage- and asset-backed securities of U.S. and foreign issuers. The Portfolio will invest in derivatives for hedging and non-hedging purposes, such as to manage the effective duration of the Portfolio or as a substitute for direct investment.
                         For temporary defensive purposes, the Portfolio may invest up to 100% of its total assets in U.S. government securities, cash or cash equivalent securities.
                         These defensive strategies may prevent the Portfolio from achieving its investment objective. The Portfolio is "non-diversified" under the 1940 Act, meaning that it may invest in a limited number of issuers. Under normal circumstances, the Portfolio will invest more than 25% of its total assets in the Banking and Finance industry. For purposes of this limitation, the Banking and Finance industry will be deemed to include securities of issuers engaged in banking or finance businesses, including issuers of asset- and mortgage-backed securities.
------------------------ -------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS:   o  Asset-Backed Securities
                         o  Bank Obligations
                         o  Derivative Instruments
                         o  Dollar Roll Transactions
                         o  Mortgage-Backed Securities
                         o  Other Investment Companies
                         o  Repurchase and Reverse Repurchase Agreements
                         o  Stripped Instruments
                         o  TBA Transactions
                         o  Total Return Swaps
                         o  U.S. Government and Agency Securities
------------------------ -------------------------------------------------------------------------------

                                                    5

---------------------------------------------------------------------------------------------------------
                                           WORLDWIDE PORTFOLIO
------------------------ -------------------------------------------------------------------------------

INVESTMENT OBJECTIVE:    To attain a high level of total return as may be consistent with the preservation of capital.
------------------------ -------------------------------------------------------------------------------
PRINCIPAL INVESTMENT     The Portfolio invests primarily in investment grade debt securities from
STRATEGIES:              worldwide bond markets, denominated in both U.S. dollars and foreign currencies
                         (minimum rating of BBB by S&P, Baa by Moody's, or a comparable rating or higher from a NRSRO or if the security is unrated, of comparable credit quality in the judgment of the Investment Adviser/Sub-Adviser). The performance objective of the Portfolio is to outperform an index that the portfolio manager believes is an appropriate benchmark for the Portfolio. The current index used by the portfolio manager for the Portfolio is the Lehman Brothers Global Aggregate
                         Index (Unhedged). (The Lehman Brothers Global Aggregate Index (Unhedged)
                         provides a broad-based measure of the international investment grade bond market, combining the U.S. Aggregate Index with the dollar-denominated versions of the Pan-European Index and the Japanese, Canadian, Australian and New Zealand
                         components of the Global Treasury Index, with returns expressed in U.S. dollars.
                         The index is not available for investment and, unlike the Portfolio, does not incur expenses.)
------------------------ -------------------------------------------------------------------------------
MINIMUM QUALITY RATING:                                                                        AVERAGE
                                                 S&P             Moody's        Fitch IBCA,   PORTFOLIO
                          S&P:   Moody's:    (Short-Term):    (Short-Term):   Duff & Phelps:   QUALITY:
                          ----   --------     ------------    -------------   --------------   --------
                          BBB-     Baa3           A-2             P-2              BBB-           A
------------------------ -------------------------------------------------------------------------------
DURATION:                The Portfolio's U.S. dollar-weighted average duration generally will not differ from the weighted average duration of the Lehman Brothers Global Aggregate Index
                         (Unhedged) by more than 2 years. As of December 31, 2004, the duration of the
                         Lehman Brothers Global Aggregate Index (Unhedged) was 5.08 years. As of December
                         31, 2004, the duration of the Worldwide Portfolio was 6.46 years.
------------------------ -------------------------------------------------------------------------------
INVESTMENT POLICIES:     The Portfolio invests primarily in investment grade debt securities from worldwide bond markets, denominated in both U.S. dollars and foreign currencies.
                         The Portfolio will maintain investments in debt securities of issuers from at least three different countries including the U.S. At least 35% of the
                         Portfolio's total assets will be invested in debt securities and their related instruments from jurisdictions outside the U.S. The Portfolio will invest in derivatives for hedging and non-hedging purposes, such as to manage the effective duration of the Portfolio or as a substitute for direct investment.
                         For temporary defensive purposes, up to 100% of the Portfolio's total assets may be invested in U.S. government securities, cash or cash equivalent securities.
                         These defensive strategies may prevent the Portfolio from achieving its investment objective. The Portfolio is "non-diversified" under the 1940 Act, meaning that it may invest in a limited number of issuers. Under normal circumstances, the Portfolio will invest more than 25% of its total assets in the Banking and Finance industry. For purposes of this limitation, the Banking and Finance industry will be deemed to include securities of issuers engaged in banking or finance businesses, including issuers of asset- and mortgage-backed securities.
------------------------ -------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS:   o  Asset-Backed Securities
                         o  Bank Obligations
                         o  Corporate Debt Instruments
                         o  Derivative Instruments
                         o  Dollar Roll Transactions
                         o  Foreign Debt Instruments
                         o  Mortgage-Backed Securities
                         o  Other Investment Companies
                         o  TBA Transactions
                         o  U.S. Government and Agency Securities
------------------------ -------------------------------------------------------------------------------

                                                    6

---------------------------------------------------------------------------------------------------------
                                         WORLDWIDE CORE PORTFOLIO
------------------------ -------------------------------------------------------------------------------

INVESTMENT OBJECTIVE:    To attain a high level of total return as may be consistent with the preservation of capital.
------------------------ -------------------------------------------------------------------------------
PRINCIPAL INVESTMENT     The Portfolio invests primarily in investment grade debt securities from
STRATEGIES:              worldwide bond markets, denominated in both U.S. dollars and foreign currencies
                         (minimum rating of BBB by S&P, Baa by Moody's, or a comparable rating, or higher from a NRSRO, or if the security is unrated, of comparable credit quality in the judgment of the Investment Adviser/Sub-Adviser). The portfolio manager will attempt to actively utilize currency hedging techniques. The performance objective of the Portfolio is to outperform an index that the portfolio manager believes is an appropriate benchmark for the Portfolio. The current index used by the portfolio manager for the Portfolio is the Lehman Brothers Global
                         Aggregate Index (Hedged). (The Lehman Brothers Global Aggregate Index (Hedged)
                         provides a broad-based measure of the international investment grade bond market, combining the U.S. Aggregate Index with the Pan-European Index and the
                         Japanese, Canadian, Australian and New Zealand components of the Global Treasury
                         Index, with returns expressed in U.S. dollar hedged terms. The index is not available for investment and, unlike the Portfolio, does not incur expenses.)
------------------------ -------------------------------------------------------------------------------
MINIMUM QUALITY RATING:                                                                        AVERAGE
                                                 S&P             Moody's        Fitch IBCA,   PORTFOLIO
                          S&P:   Moody's:    (Short-Term):    (Short-Term):   Duff & Phelps:   QUALITY:
                          ----   --------     ------------    -------------   --------------   --------
                          BBB-     Baa3           A-2             P-2              BBB-           A
------------------------ -------------------------------------------------------------------------------
DURATION:                The Portfolio's U.S. dollar-weighted average duration generally will not differ from the weighted average duration of the Lehman Brothers Global Aggregate Index
                         (Hedged) by more than 2 years. As of December 31, 2004, the duration of the
                         Lehman Brothers Global Aggregate Index (Hedged) was 5.08 years. As of December
                         31, 2004, the duration of the Worldwide Core Portfolio was 6.44 years.
------------------------ -------------------------------------------------------------------------------
INVESTMENT POLICIES:     The Portfolio invests primarily in investment grade debt securities from worldwide bond markets, denominated in both U.S. dollars and foreign currencies.
                         The Portfolio will maintain investments in debt securities of issuers from at least three different countries including the U.S. At least 35% of the
                         Portfolio's total assets will be invested in debt securities and their related instruments from jurisdictions outside the U.S. As a fundamental policy, to the extent feasible, the Portfolio will actively utilize currency hedging techniques to hedge at least 65% of its total assets. The Portfolio will invest in derivatives for hedging and non-hedging purposes, such as to manage the effective duration of the Portfolio or as a substitute for direct investment.
                         For temporary defensive purposes, up to 100% of the Portfolio's total assets may be invested in U.S. government securities, cash or cash equivalent securities.
                         These defensive strategies may prevent the Portfolio from achieving its investment objective. The Portfolio is "non-diversified" under the 1940 Act, meaning that it may invest in a limited number of issuers. Under normal circumstances, the Portfolio will invest more than 25% of its total assets in the Banking and Finance industry. For purposes of this limitation, the Banking and Finance industry will be deemed to include securities of issuers engaged in banking or finance businesses, including issuers of asset- and mortgage-backed securities.
------------------------ -------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS:   o  Asset-Backed Securities
                         o  Bank Obligations
                         o  Corporate Debt Instruments
                         o  Derivative Instruments
                         o  Dollar Roll Transactions
                         o  Foreign Debt Instruments
                         o  Mortgage-Backed Securities
                         o  Other Investment Companies
                         o  TBA Transactions
                         o  U.S. Government and Agency Securities
------------------------ -------------------------------------------------------------------------------

                                                    7

---------------------------------------------------------------------------------------------------------
                                         INTERNATIONAL PORTFOLIO
------------------------ -------------------------------------------------------------------------------

INVESTMENT OBJECTIVE:    To attain a high level of total return as may be consistent with the preservation of capital.
------------------------ -------------------------------------------------------------------------------
PRINCIPAL INVESTMENT     The Portfolio invests primarily in investment grade debt securities from foreign
STRATEGIES:              bond markets and denominated in foreign currencies (minimum rating of BBB by
                         S&P, Baa by Moody's, or a comparable rating or higher from a NRSRO, or if the security is unrated, of comparable credit quality in the judgment of the
                         Investment Adviser/Sub-Adviser). The performance objective of the Portfolio is to outperform an index that the portfolio manager believes is an appropriate benchmark for the Portfolio. The current index used by the portfolio manager for the Portfolio is the Lehman Brothers Global Aggregate Index (ex-USD). (The
                         Lehman Brothers Global Aggregate Index (ex-USD) provides a broad-based measure of the international investment grade bond market. The Lehman Brothers Global
                         Aggregate Index (ex-USD) combines non-U.S. dollar-denominated versions of the
                         Pan-European Index and the Japanese, Canadian, Australian and New Zealand
                         components of the Global Treasury Index. The index is not available for investment and, unlike the Portfolio, does not incur expenses).
------------------------ -------------------------------------------------------------------------------
MINIMUM QUALITY RATING:                                                                        AVERAGE
                                                 S&P             Moody's        Fitch IBCA,   PORTFOLIO
                          S&P:   Moody's:    (Short-Term):    (Short-Term):   Duff & Phelps:   QUALITY:
                          ----   --------     ------------    -------------   --------------   --------
                          BBB-     Baa3           A-2             P-2              BBB-           A
------------------------ -------------------------------------------------------------------------------
DURATION:                The Portfolio's weighted average duration generally will not differ from the weighted average duration of the Lehman Brothers Global Aggregate Index (ex-USD)
                         by more than 2 years. As of December 31, 2004, the duration of the Lehman
                         Brothers Global Aggregate Index (ex-USD) was 5.48 years. As of December 31,
                         2004, the duration of the International Portfolio was 6.49 years.
------------------------ -------------------------------------------------------------------------------
INVESTMENT POLICIES:     The Portfolio invests primarily in investment grade debt securities from foreign bond markets, denominated in foreign currencies. The Portfolio will maintain investments in debt securities of issuers from at least three different countries. At least 65% of the Portfolio's total assets will be invested in debt securities from jurisdictions outside the U.S. The Portfolio will invest in derivatives for hedging and non-hedging purposes, such as to manage the effective duration of the Portfolio or as a substitute for direct investment.
                         For temporary defensive purposes, up to 100% of the Portfolio's total assets may be invested in U.S. government securities, cash or cash equivalent securities.
                         These defensive strategies may prevent the Portfolio from achieving its investment objective. The Portfolio is "non-diversified" under the 1940 Act, meaning that it may invest in a limited number of issuers. Under normal circumstances, the Portfolio will invest more than 25% of its total assets in the Banking and Finance industry. For purposes of this limitation, the Banking and Finance industry will be deemed to include securities of issuers engaged in banking or finance businesses, including issuers of asset- and mortgage-backed securities.
------------------------ -------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS:   Foreign Debt Instruments, including:
                         o  Asset-Backed Securities
                         o  Bank Obligations
                         o  Corporate Debt Instruments
                         o  Derivative Instruments
                         o  Government Debt Instruments
                         o  Indexed Notes
                         o  Interest Rate Futures
                         o  Mortgage-Backed Securities
                         o  Other Investment Companies
------------------------ -------------------------------------------------------------------------------

                                                    8

---------------------------------------------------------------------------------------------------------
                                     U.S. INFLATION-INDEXED PORTFOLIO
------------------------ -------------------------------------------------------------------------------

INVESTMENT OBJECTIVE:    To attain a high level of total return in excess of inflation as may be consistent with the preservation of capital.
------------------------ -------------------------------------------------------------------------------
PRINCIPAL INVESTMENT     The Portfolio invests primarily in bonds that are denominated in U.S. dollars
STRATEGIES:              and that have a coupon rate and/or principal amount linked to the inflation rate and derivative instruments denominated in U.S. dollars whose returns are linked to the inflation rate. The performance objective of the Portfolio is to outperform an index that the portfolio manager believes is an appropriate benchmark for the Portfolio. The current index used by the portfolio manager for the Portfolio is the Lehman Brothers U.S. Treasury Inflation Note Index. (The
                         Lehman Brothers U.S. Treasury Inflation Note Index is comprised of bonds that have cash flows linked to an inflation index. These securities protect against adverse inflation and provide a minimum level of real return. Each bond in the
                         Index will be adjusted monthly for changes in the Consumer Price Index ("CPI")
                         (non-seasonally adjusted). All bonds included in the Index are issued by the
                         U.S. Treasury. In addition, the bonds must have more than one year to maturity.
                         The index is not available for investment and, unlike the Portfolio, does not incur expenses.)
------------------------ -------------------------------------------------------------------------------
MINIMUM QUALITY RATING:                                                                        AVERAGE
                                                 S&P             Moody's        Fitch IBCA,   PORTFOLIO
                          S&P:   Moody's:    (Short-Term):    (Short-Term):   Duff & Phelps:   QUALITY:
                          ----   --------     ------------    -------------   --------------   --------
                          BBB-     Baa3           A-2             P-2              BBB-           AA (Aa)
------------------------ -------------------------------------------------------------------------------
DURATION:                The Portfolio's U.S. dollar-weighted average real duration generally will not differ from the weighted average duration of the Lehman Brothers U.S. Treasury
                         Inflation Note Index by more than 2 years. As of December 31, 2004, the real duration of the Lehman Brothers U.S. Treasury Inflation Note Index was 8.86
                         years. As of December 31, 2004, the real duration of the U.S. Inflation-Indexed
                         Portfolio was 8.88 years. Real duration measures the price sensitivity of a bond as real interest rates (i.e. nominal interest rates adjusted for inflation) move up and down.
------------------------ -------------------------------------------------------------------------------
INVESTMENT POLICIES:     Under normal circumstances, at least 80% of the Portfolio's net assets
                         (including borrowings for investment purposes) must be invested in inflation-indexed securities that are denominated in U.S. dollars and derivative instruments denominated in U.S. dollars whose returns are linked to the inflation rate. The Portfolio will invest in derivatives as a substitute for direct investment in inflation-indexed securities. In addition, up to 20% of the
                         Portfolio's net assets (including borrowings for investment purposes) may be invested in foreign inflation-indexed securities (sovereign issues only) whose returns may be hedged into U.S. dollars, U.S. government and agency securities that are not indexed to inflation, and corporate bonds denominated in U.S.
                         dollars or foreign currencies. For temporary defensive purposes, up to 100% of the Portfolio's total assets may be invested in U.S. government securities
                         (including those not indexed for inflation), cash or cash equivalent securities.
                         These defensive strategies may prevent the Portfolio from achieving its investment objective. The Portfolio is "non-diversified" under the 1940 Act, meaning that it may invest in securities of a limited number of issuers.
------------------------ -------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS:   o  Derivative Instruments
                         o  Inflation-Indexed Securities
                         o  Other Investment Companies
------------------------ -------------------------------------------------------------------------------

                                                    9

---------------------------------------------------------------------------------------------------------
                                GLOBAL INFLATION-INDEXED HEDGED PORTFOLIO
------------------------ -------------------------------------------------------------------------------

INVESTMENT OBJECTIVE:    To attain a high level of return in excess of inflation as may be consistent with the preservation of capital.
------------------------ -------------------------------------------------------------------------------
PRINCIPAL INVESTMENT     The Portfolio invests primarily in securities from worldwide bond markets that
STRATEGIES:              are denominated in both U.S. dollars and foreign currencies and have a coupon rate and/or principal amount linked to the local inflation rate. The performance objective of the Portfolio is to outperform an index that the portfolio manager believes is an appropriate benchmark for the Portfolio. The current index used by the portfolio manager for the Portfolio is the Barclays Global
                         Inflation-Linked Bond Index Hedged. (The Barclays Global Inflation-Linked Bond
                         Index Hedged is comprised of sovereign inflation-linked debt currently issued in
                         Australia, Canada, France, Italy, Sweden, the United States and the United
                         Kingdom, with returns expressed in U.S. dollar hedged terms. Other countries may be added to the Index from time to time. The index is not available for investment and, unlike the Portfolio, does not incur expenses.)
------------------------ -------------------------------------------------------------------------------
MINIMUM QUALITY RATING:                                                                        AVERAGE
                                                 S&P             Moody's        Fitch IBCA,   PORTFOLIO
                          S&P:   Moody's:    (Short-Term):    (Short-Term):   Duff & Phelps:   QUALITY:
                          ----   --------     ------------    -------------   --------------   --------
                          BBB-     Baa3           A-2             P-2              BBB-           AA (Aa)
------------------------ -------------------------------------------------------------------------------
DURATION:                The Portfolio's U.S. dollar-weighted average real duration generally will not differ from the weighted average duration of the Barclays Global
                         Inflation-Linked Bond Index Hedged by more than 2 years. As of December 31,
                         2004, the real duration of the Barclays Global Inflation-Linked Bond Index
                         Hedged was 10.23 years. As of December 31, 2004, the real duration of the Global
                         Inflation-Indexed Hedged Portfolio was 11.65 years. Real duration measures the price sensitivity of a bond as real interest rates (i.e. nominal interest rates adjusted for inflation) move up and down.
------------------------ -------------------------------------------------------------------------------
INVESTMENT POLICIES:     Under normal circumstances, at least 80% of the Portfolio's net assets
                         (including borrowings for investment purposes) must be invested in inflation-indexed securities. The Portfolio will attempt to actively utilize currency hedging techniques. The Portfolio is not required to invest any minimum percentage of its assets in debt securities of issuers located outside the U.S.
                         nor in any minimum number of countries or currencies. The Portfolio will invest in derivatives for hedging and non-hedging purposes, such as to manage the effective duration of the Portfolio or as a substitute for direct investment.
                         For temporary defensive purposes, up to 100% of the Portfolio's total assets may be invested in U.S. government securities (including those not indexed for inflation), cash or cash equivalent securities. These defensive strategies may prevent the Portfolio from achieving its investment objective. The Portfolio is
                         "non-diversified" under the 1940 Act, meaning that it may invest in securities of a limited number of issuers. Under normal circumstances, the Portfolio will invest more than 25% of its total assets in securities issued by the one or more of the following foreign governments: United Kingdom, France, Australia, Canada,
                         Italy and Sweden (collectively, the "Government Group"). Except for securities issued by the Government Group or U.S. government securities, the Portfolio will not invest more than 25% of its total assets in any industry or foreign government. If the Portfolio invests more than 25% of its total assets in securities of a single issuer in the Government Group, the percentage of that issuer's securities in the Portfolio will not be more than fifteen percentage points higher than that issuer's weighting in the Barclays Global
                         Inflation-Linked Bond Index Hedged, the Portfolio's benchmark index, or any replacement benchmark index that is selected and approved by the Fund's Board of
                         Directors. In the event that the Fund's Board of Directors seeks to replace the
                         Portfolio's benchmark index, the Portfolio's shareholders will be given sixty
                         (60) days' prior notice of the change.
------------------------ -------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS:   o  Derivative Instruments
                         o  Inflation-Indexed Securities
                         o  Other Investment Companies
------------------------ -------------------------------------------------------------------------------

                                                   10

                           PRINCIPAL INVESTMENT RISKS

"Risk" is the chance that you may lose money on an investment or that you will not earn as much as you expect. The greater the risk, the greater the possibility of losing money.

All of the Portfolios are affected by changes in the U.S. or foreign economies, or in individual securities.

The possibility also exists that investment decisions of portfolio managers will not accomplish what they are designed to achieve. No assurance can be given that a Portfolio's investment objective will be achieved.

Fischer Francis Trees & Watts, Inc. (the "Investment Adviser") may change the index against which a Portfolio's performance is measured at any time, subject to review by the Fund's Board of Directors.

The Portfolios may invest in securities issued by the U.S. government, its agencies or sponsored enterprises. Although U.S. government securities are generally considered to be among the safest type of investment in terms of credit risk, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies, authorities and instrumentalities or sponsored enterprises, such as the Government National
Mortgage Association ("GNMA"), are backed by the full faith and credit of the
U.S. Treasury, while others, such as Federal National Mortgage Association
("FNMA"), Federal Home Loan Mortgage Corporation ("Freddie Mac")and Federal Home
Loan Banks ("FHLBs"), are backed solely by the ability of the entity to borrow from the U.S. Treasury or by the entity's own resources. No assurance can be given that the U.S. government would provide financial support to U.S.
government agencies, authorities, instrumentalities, or sponsored enterprises if it is not obliged to do so by law. Investments in the U.S. Short-Term Portfolio
are neither guaranteed nor insured by the United States government.

The high portfolio turnover of each Portfolio may result in greater transaction costs, and may increase the amount of taxes payable by a shareholder.

                                       11

The risks associated with each Portfolio depend on its investment strategy and the types of securities it holds. The principal risks affecting each Portfolio are indicated as follows:

--------------------- --------- ---------- ---------- ----------- ----------- ------------ ---------- ----------
                                                                                                        Global
                         U.S.                                                                 U.S.    Inflation-
                        Short-   Limited    Mortgage-              Worldwide               Inflation-  Indexed
Risks:                  Term     Duration    Backed    Worldwide     Core     International Indexed     Hedged
--------------------- --------- ---------- ---------- ----------- ----------- ------------ ---------- ----------

Banking industry
risk                     o          o          o          o           o            o
--------------------- --------- ---------- ---------- ----------- ----------- ------------ ---------- ----------
Concentration risk       o          o          o          o           o            o                      o
--------------------- --------- ---------- ---------- ----------- ----------- ------------ ---------- ----------
Credit risk              o          o          o          o           o            o           o          o
--------------------- --------- ---------- ---------- ----------- ----------- ------------ ---------- ----------
Currency risk                                             o           o            o           o          o
--------------------- --------- ---------- ---------- ----------- ----------- ------------ ---------- ----------
Derivatives risk         o          o          o          o           o            o           o          o
--------------------- --------- ---------- ---------- ----------- ----------- ------------ ---------- ----------
Foreign risk                        o                     o           o            o           o          o
--------------------- --------- ---------- ---------- ----------- ----------- ------------ ---------- ----------
Interest rate risk       o          o          o          o           o            o           o          o
--------------------- --------- ---------- ---------- ----------- ----------- ------------ ---------- ----------
Liquidity risk           o          o          o          o           o            o           o          o
--------------------- --------- ---------- ---------- ----------- ----------- ------------ ---------- ----------
Non-diversification
risk                                o          o          o           o            o           o          o
--------------------- --------- ---------- ---------- ----------- ----------- ------------ ---------- ----------
Prepayment risk          o          o          o          o           o            o
--------------------- --------- ---------- ---------- ----------- ----------- ------------ ---------- ----------

BANKING            Investing in bank obligations exposes a Portfolio to risks
INDUSTRY RISK:     associated with the banking industry, such as interest rate and credit risks.

CONCENTRATION      A Portfolio that invests more than 25% of its total assets in
RISK:              the securities of issuers in any one industry is exposed to the risk that factors affecting that industry will have a
                   greater effect on the Portfolio than they would if the
                   Portfolio invested in a diversified number of unrelated
                   industries.

CREDIT RISK:       Debt securities are subject to credit risk. Credit risk is the possibility that an issuer will fail to make timely
                   payments of interest or principal, or go bankrupt. In
                   addition, lower rated securities have higher risk
                   characteristics and changes in economic conditions are more likely to cause issuers of these securities to be unable to make payments and thus default. The lower the ratings of such debt securities, the greater their credit risk.

CURRENCY RISK:     Fluctuations in exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. When synthetic and cross-hedges are used, the net exposure of a
                   Portfolio to any one currency may be different from that of its total assets denominated in such currency.

                                       12

DERIVATIVES        Derivatives are subject to the risk of changes in the market
RISK:              price of the security, credit risk with respect to the
                   counterparty to the derivative instrument, and the risk of loss due to changes in interest rates. The use of certain
                   derivatives, including futures contracts, may also have a
                   leveraging effect, which may increase the volatility of the
                   Portfolio. The use of derivatives may reduce returns for the
                   Portfolio.

FOREIGN RISK:      Investing in foreign securities exposes a Portfolio to risks such as political and economic instability, currency
                   devaluation and high inflation rates, which may result in
                   Portfolio losses and higher volatility.

INTEREST RATE      Debt securities are subject to the risk that the market value
RISK:              will decline because of rising interest rates. A rise in
                   interest rates generally means a fall in bond prices and, in turn, a fall in the value of your investment. Debt securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter durations.

LIQUIDITY RISK:    Certain securities may be difficult or impossible to sell at favorable prices within the desired time frame.

NON-               A non-diversified Portfolio may invest a large percentage of
DIVERSIFICATION    its assets in the securities of a small number of issuers or
RISK:              industries than a diversified Portfolio. This vulnerability to factors affecting a single investment can result in
                   greater Portfolio losses and volatility.

PREPAYMENT         A Portfolio that invests in mortgage-backed and other
RISK:              asset-backed securities is exposed to the risk that such
                   securities may repay principal either faster or slower than expected.

A description of the Fund's policies and procedures regarding the disclosure of the Fund's portfolio holdings is available in the Fund's Statement of Additional
Information (SAI).

                                       13

                        RISK/RETURN BAR CHARTS AND TABLES

The following charts and tables give some indication of the risks of investing in the Portfolios. These charts and tables illustrate the changes in each
Portfolio's yearly performance, as represented by the performance of the Advisor
Class, and show how each Advisor Class's average returns for 1, 5 and 10 years
(or since inception if a Portfolio has not been in existence for 5 or 10 years)
compared with a Portfolio's benchmark index. Past performance, before and after taxes, is not necessarily an indication of how a Portfolio will perform in the future.

Performance history will be available for Investor Class after Investor Class has been in operation for one calendar year.

FOR THE CALENDAR YEARS ENDED DECEMBER 31

                    U.S. SHORT-TERM PORTFOLIO - ADVISOR CLASS

                               ANNUAL TOTAL RETURN

                               [BAR CHART OMITTED]

  1995    1996    1997    1998    1999    2000   2001    2002    2003    2004
  ----    ----    ----    ----    ----    ----   ----    ----    ----    ----
  5.71%   5.45%   5.09%   5.59%   4.26%   6.99%  4.79%   0.95%   1.49%   1.74%

During the ten-year period shown in the U.S. Short-Term Portfolio's bar chart, the highest quarterly return was 2.02% (quarter ending December 31, 2000) and the lowest quarterly return was -0.37% (quarter ending December 31, 2002).

The returns shown above are for Advisor Class of the Portfolio, which is not available through this prospectus. Investor Class would have substantially similar annual returns to Advisor Class because the classes are invested in the same Portfolio of securities. However, Investor Class's returns will be lower than Advisor Class's returns to the extent that Investor Class has higher expenses.

                                       14

FOR THE CALENDAR YEARS ENDED DECEMBER 31

                   LIMITED DURATION PORTFOLIO - ADVISOR CLASS

                               ANNUAL TOTAL RETURN

                               [BAR CHART OMITTED]

  1995    1996    1997    1998    1999    2000   2001    2002    2003    2004
  ----    ----    ----    ----    ----    ----   ----    ----    ----    ----
 11.26%   5.29%   7.21%   6.79%   2.88%   8.52%  7.46%   5.81%   2.49%   1.65%

During the ten-year period shown in the Limited Duration Portfolio's bar chart, the highest quarterly return was 3.53% (quarter ending March 31, 1995) and the lowest quarterly return was -0.83% (quarter ending June 30, 2004).

The returns shown above are for Advisor Class of the Portfolio, which is not available through this prospectus. Investor Class would have substantially similar annual returns to Advisor Class because the classes are invested in the same Portfolio of securities. However, Investor Class's returns will be lower than Advisor Class's returns to the extent that Investor Class has higher expenses.

FOR THE CALENDAR YEARS ENDED DECEMBER 31

                    MORTGAGE-BACKED PORTFOLIO - ADVISOR CLASS

                               ANNUAL TOTAL RETURN

                               [BAR CHART OMITTED]

      1997    1998    1999    2000    2001    2002   2003    2004
      ----    ----    ----    ----    ----    ----   ----    ----
      10.19%  7.42%   1.21%  11.60%   6.43%   8.68%  3.84%   5.33%

During the eight-year period shown in the Mortgage-Backed Portfolio's bar chart, the highest quarterly return was 3.99% (quarter ending September 30, 2001) and the lowest quarterly return was -1.10% (quarter ending June 30, 1999).

The returns shown above are for Advisor Class of the Portfolio, which is not available through this prospectus. Investor Class would have substantially similar annual returns to Advisor Class because the classes are invested in the same Portfolio of securities. However, Investor Class's returns will be lower than Advisor Class's returns to the extent that Investor Class has higher expenses.

                                       15

FOR THE CALENDAR YEARS ENDED DECEMBER 31

                       WORLDWIDE PORTFOLIO - ADVISOR CLASS

                               ANNUAL TOTAL RETURN

                               [BAR CHART OMITTED]

  1995    1996    1997    1998    1999    2000   2001    2002    2003    2004
  ----    ----    ----    ----    ----    ----   ----    ----    ----    ----
 12.60%   5.77%   2.93%   15.58% -5.38%   3.26%  1.40%  14.97%  12.68%  10.13%

During the ten-year period shown in the Worldwide Portfolio's bar chart, the highest quarterly return was 8.85% (quarter ending September 30, 1998) and the lowest quarterly return was -3.73% (quarter ending March 31, 1999).

The returns shown above are for Advisor Class of the Portfolio, which is not available through this prospectus. Investor Class would have substantially similar annual returns to Advisor Class because the classes are invested in the same Portfolio of securities. However, Investor Class's returns will be lower than Advisor Class's returns to the extent that Investor Class has higher expenses.

FOR THE CALENDAR YEARS ENDED DECEMBER 31

                    WORLDWIDE CORE PORTFOLIO - ADVISOR CLASS

                               ANNUAL TOTAL RETURN

                               [BAR CHART OMITTED]

  1995    1996    1997    1998    1999    2000   2001    2002    2003    2004
  ----    ----    ----    ----    ----    ----   ----    ----    ----    ----
 11.00%  10.03%  12.60%  11.53%  -0.19%  10.79%  6.94%   7.36%   3.71%   5.49%

During the ten-year period shown in the Worldwide Core Portfolio's bar chart, the highest quarterly return was 5.66% (quarter ending September 30, 1998) and the lowest quarterly return was -0.91% (quarter ending June 30, 2004).

The returns shown above are for Advisor Class of the Portfolio, which is not available through this prospectus. Investor Class would have substantially similar annual returns to Advisor Class because the classes are invested in the same Portfolio of securities. However, Investor Class's returns will be lower than Advisor Class's returns to the extent that Investor Class has higher expenses.

                                       16

FOR THE CALENDAR YEARS ENDED DECEMBER 31

                     INTERNATIONAL PORTFOLIO - ADVISOR CLASS

                               ANNUAL TOTAL RETURN

                               [BAR CHART OMITTED]

       1997    1998    1999    2000   2001    2002    2003    2004
       ----    ----    ----    ----   ----    ----    ----    ----
      -0.43%  18.35%  -6.34%  -0.98% -4.22%  21.81%  20.25%  12.17%

During the eight-year period shown in the International Portfolio's bar chart, the highest quarterly return was 13.95% (quarter ending June 30, 2002) and the lowest quarterly return was -5.28% (quarter ending March 31, 1999).

The returns shown above are for Advisor Class of the Portfolio, which is not available through this prospectus. Investor Class would have substantially similar annual returns to Advisor Class because the classes are invested in the same Portfolio of securities. However, Investor Class's returns will be lower than Advisor Class's returns to the extent that Investor Class has higher expenses.

FOR THE CALENDAR YEARS ENDED DECEMBER 31

                U.S. INFLATION-INDEXED PORTFOLIO - ADVISOR CLASS

                               ANNUAL TOTAL RETURN

                               [BAR CHART OMITTED]

                             2002    2003    2004
                             ----    ----    ----
                            16.17%   7.65%   9.71%

During the three-year period shown in the U.S. Inflation-Indexed Portfolio's bar chart, the highest quarterly return was 7.88% (quarter ending September 30,
2002) and the lowest quarterly return was -2.78% (quarter ending June 30, 2004).

The returns shown above are for Advisor Class of the Portfolio, which is not available through this prospectus. Investor Class would have substantially similar annual returns to Advisor Class because the classes are invested in the same Portfolio of securities. However, Investor Class's returns will be lower than Advisor Class's returns to the extent that Investor Class has higher expenses.

                                       17

FOR THE CALENDAR YEARS ENDED DECEMBER 31

            GLOBAL INFLATION-INDEXED HEDGED PORTFOLIO - ADVISOR CLASS

                               ANNUAL TOTAL RETURN

                               [BAR CHART OMITTED]

                                      2004
                                      ----
                                      8.93%

During the one-year period shown in the Global Inflation-Indexed Hedged
Portfolio's bar chart, the highest quarterly return was 3.52% (quarter ending
September 30, 2004) and the lowest quarterly return was -1.29% (quarter ending
June 30, 2004).

The returns shown above are for Advisor Class of the Portfolio, which is not available through this prospectus. Investor Class would have substantially similar annual returns to Advisor Class because the classes are invested in the same Portfolio of securities. However, Investor Class's returns will be lower than Advisor Class's returns to the extent that Investor Class has higher expenses.

                                       18

-------------------------------------------------------------------------- ------------- ----------- ------------- ----------------
AVERAGE ANNUAL TOTAL RETURNS                                                 PAST 1       PAST 5      PAST 10        SINCE
(FOR THE PERIODS ENDING DECEMBER 31, 2004)*                                   YEAR         YEARS       YEARS         INCEPTION**
-------------------------------------------------------------------------- ------------- ----------- ------------- ----------------

-------------------------------------------------------------------------- ------------- ----------- ------------- ----------------
U.S SHORT-TERM PORTFOLIO - ADVISOR CLASS
-------------------------------------------------------------------------- ------------- ----------- ------------- ----------------
    Return Before Taxes                                                       1.74%        3.16%        4.18%            N/A
-------------------------------------------------------------------------- ------------- ----------- ------------- ----------------
    Return After Taxes on Distributions                                       0.75%        1.69%        2.30%            N/A
-------------------------------------------------------------------------- ------------- ----------- ------------- ----------------
    Return After Taxes on Distributions and Sale of Fund Shares               1.12%        1.79%        2.39%            N/A
-------------------------------------------------------------------------- ------------- ----------- ------------- ----------------
    Merrill Lynch 3-6 Month Treasury Index***                                 1.25%        3.09%        4.36%            N/A
-------------------------------------------------------------------------- ------------- ----------- ------------- ----------------

-------------------------------------------------------------------------- ------------- ----------- ------------- ----------------
LIMITED DURATION PORTFOLIO - ADVISOR CLASS
-------------------------------------------------------------------------- ------------- ----------- ------------- ----------------
    Return Before Taxes                                                       1.65%        5.15%        5.89%            N/A
-------------------------------------------------------------------------- ------------- ----------- ------------- ----------------
    Return After Taxes on Distributions                                       0.38%        3.31%        3.77%            N/A
-------------------------------------------------------------------------- ------------- ----------- ------------- ----------------
    Return After Taxes on Distributions and Sale of Fund Shares               1.10%        3.29%        3.73%            N/A
-------------------------------------------------------------------------- ------------- ----------- ------------- ----------------
    Merrill Lynch 1-3 Year Treasury Index***                                  0.91%        4.92%        5.71%            N/A
-------------------------------------------------------------------------- ------------- ----------- ------------- ----------------

-------------------------------------------------------------------------- ------------- ----------- ------------- ----------------
MORTGAGE-BACKED PORTFOLIO - ADVISOR CLASS
-------------------------------------------------------------------------- ------------- ----------- ------------- ----------------
    Return Before Taxes                                                       5.33%        7.13%         N/A            7.02%
-------------------------------------------------------------------------- ------------- ----------- ------------- ----------------
    Return After Taxes on Distributions                                       3.33%        4.81%         N/A            4.34%
-------------------------------------------------------------------------- ------------- ----------- ------------- ----------------
    Return After Taxes on Distributions and Sale of Fund Shares               3.43%        4.67%         N/A            4.32%
-------------------------------------------------------------------------- ------------- ----------- ------------- ----------------
    Lehman Brothers Mortgage-Backed Securities Index***                       4.70%        7.13%         N/A            6.87%
-------------------------------------------------------------------------- ------------- ----------- ------------- ----------------

-------------------------------------------------------------------------- ------------- ----------- ------------- ----------------
WORLDWIDE PORTFOLIO - ADVISOR CLASS
-------------------------------------------------------------------------- ------------- ----------- ------------- ----------------
    Return Before Taxes                                                       10.13%       8.35%        7.18%            N/A
-------------------------------------------------------------------------- ------------- ----------- ------------- ----------------
    Return After Taxes on Distributions                                       6.58%        6.27%        5.11%            N/A
-------------------------------------------------------------------------- ------------- ----------- ------------- ----------------
    Return After Taxes on Distributions and Sale of Fund Shares               6.54%        5.90%        4.89%            N/A
-------------------------------------------------------------------------- ------------- ----------- ------------- ----------------
    Lehman Brothers Global Aggregate Index (Unhedged)***                      9.27%        8.45%        7.74%            N/A
-------------------------------------------------------------------------- ------------- ----------- ------------- ----------------

-------------------------------------------------------------------------- ------------- ----------- ------------- ----------------
WORLDWIDE CORE PORTFOLIO - ADVISOR CLASS
-------------------------------------------------------------------------- ------------- ----------- ------------- ----------------
    Return Before Taxes                                                       5.49%        6.82%        7.85%            N/A
-------------------------------------------------------------------------- ------------- ----------- ------------- ----------------
    Return After Taxes on Distributions                                       3.47%        4.65%        5.05%            N/A
-------------------------------------------------------------------------- ------------- ----------- ------------- ----------------
    Return After Taxes on Distributions and Sale of Fund Shares               3.51%        4.49%        4.97%            N/A
-------------------------------------------------------------------------- ------------- ----------- ------------- ----------------
    Lehman Brothers Global Aggregate Index    (Hedged)***                     4.90%        6.76%        7.95%            N/A
-------------------------------------------------------------------------- ------------- ----------- ------------- ----------------

-------------------------------------------------------------------------- ------------- ----------- ------------- ----------------
INTERNATIONAL PORTFOLIO - ADVISOR CLASS
-------------------------------------------------------------------------- ------------- ----------- ------------- ----------------
    Return Before Taxes                                                       12.17%       9.27%         N/A            7.26%
-------------------------------------------------------------------------- ------------- ----------- ------------- ----------------
    Return After Taxes on Distributions                                       9.10%        6.82%         N/A            4.66%
-------------------------------------------------------------------------- ------------- ----------- ------------- ----------------
    Return After Taxes on Distributions and Sale of Fund Shares               7.79%        6.47%         N/A            4.59%
-------------------------------------------------------------------------- ------------- ----------- ------------- ----------------
    Lehman Brothers Global Aggregate Index
    (ex-USD)***                                                               12.55%       8.73%         N/A            6.40%
-------------------------------------------------------------------------- ------------- ----------- ------------- ----------------

-------------------------------------------------------------------------- ------------- ----------- ------------ -----------------
U.S. INFLATION-INDEXED
PORTFOLIO - ADVISOR CLASS
-------------------------------------------------------------------------- ------------- ----------- ------------ -----------------
  Return Before Taxes                                                         9.71%         N/A          N/A           9.96%
-------------------------------------------------------------------------- ------------- ----------- ------------ -----------------
  Return After Taxes on Distributions                                         6.71%         N/A          N/A           7.10%
-------------------------------------------------------------------------- ------------- ----------- ------------ -----------------
  Return After Taxes on Distributions and Sale                                6.85%         N/A          N/A           6.90%
  of Fund Shares
-------------------------------------------------------------------------- ------------- ----------- ------------ -----------------
  Lehman Brothers U.S. Treasury Inflation Note
    Index***                                                                  8.46%         N/A          N/A           10.04%
-------------------------------------------------------------------------- ------------- ----------- ------------ -----------------

                                       19

-------------------------------------------------------------------------- ------------- ----------- ------------ -----------------
GLOBAL INFLATION-INDEXED HEDGED
PORTFOLIO - ADVISOR CLASS
-------------------------------------------------------------------------- ------------- ----------- ------------ -----------------
    Return Before Taxes                                                       8.93%         N/A          N/A           7.89%
-------------------------------------------------------------------------- ------------- ----------- ------------ -----------------
    Return After Taxes on Distributions                                       6.14%         N/A          N/A           5.80%
-------------------------------------------------------------------------- ------------- ----------- ------------ -----------------
    Return After Taxes on Distributions and Sale
    of Fund Shares                                                            5.77%         N/A          N/A           5.51%
-------------------------------------------------------------------------- ------------- ----------- ------------ -----------------
    Barclays Global Inflation-Linked Bond Index (Hedged)***                   8.32%         N/A          N/A           7.70%
-------------------------------------------------------------------------- ------------- ----------- ------------ -----------------

The returns shown above are for Advisor Class of the Portfolio, which is not available through this prospectus. Investor Class would have substantially similar annual returns to Advisor Class because the classes are invested in the same Portfolio of securities. Investor Class's returns will be lower than
Advisor Class's returns to the extent that Investor Class has higher expenses.

* After tax returns shown in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after tax returns depend on an investor's tax situation and may differ from those shown. The after tax returns shown are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.
The Portfolios' past performance, before and after taxes, is not necessarily an indication of how the Portfolios will perform in the future. Total return would have been lower had certain expenses not been waived or reimbursed. The indices listed in the chart above do not reflect deductions for fees, expenses or taxes.

**Portfolio Inception Dates:
1. U.S. Short-Term Portfolio: 12/6/89
2. Limited Duration Portfolio: 7/26/93
3. Mortgage Backed Portfolio: 4/29/96
4. Worldwide Portfolio: 4/15/92
5.  Worldwide Core Portfolio: 5/19/92. For the period between 8/1/94 and
    6/30/95, the Portfolio was invested in cash or short-term instruments due to its small size.
6.  International Portfolio: 5/9/96
7.  U.S. Inflation-Indexed Portfolio: 1/2/01
8.  Global Inflation-Indexed Hedged Portfolio: 1/14/03

***The benchmark reflects no deduction for fees, expenses or taxes.

                                       20

                                    FEE TABLE

This Table describes the fees and expenses that you may pay if you buy, hold or sell shares of a Portfolio.

    -------------------------- ----------- ---------- ----------- ---------- ----------- ------------- ---------- -----------
                                                                                                                    Global
                                                                                                           U.S.    Inflation-
                                   U.S      Limited    Mortgage-              Worldwide                Inflation-   Indexed
    Portfolio Name              Short-Term  Duration    Backed    Worldwide     Core     International  Indexed     Hedged
    -------------------------- ----------- ---------- ----------- ---------- ----------- ------------- ---------- -----------

    Shareholder Fees (Fees
    Paid Directly From
    Your Investment)           None        None       None        None       None        None          None       None
    -------------------------- ----------- ---------- ----------- ---------- ----------- ------------- ---------- -----------
    Annual Fund Operating
    Expenses (Expenses that
    Are Deducted From
    Fund Assets)
    -------------------------- ----------- ---------- ----------- ---------- ----------- ------------- ---------- -----------
    Management Fees            0.30%       0.35%      0.30%       0.40%      0.40%       0.40%         0.40%      0.40%
    -------------------------- ----------- ---------- ----------- ---------- ----------- ------------- ---------- -----------
    Distribution Fees
    (12b-1)                    0.25%       0.25%      0.25%       0.25%      0.25%       0.25%         0.25%      0.25%
    -------------------------- ----------- ---------- ----------- ---------- ----------- ------------- ---------- -----------
    Other Expenses(1)          0.20%       0.22%      0.24%       0.25%      0.40%       0.36%         0.24%      0.50%
    -------------------------- ----------- ---------- ----------- ---------- ----------- ------------- ---------- -----------
    Total Annual Fund
    Operating Expenses         0.75%       0.82%(4)   0.79%       0.90%      1.05%(4)    1.01%         0.89%(3)   1.15%(3)
    -------------------------- ----------- ---------- ----------- ---------- ----------- ------------- ---------- -----------
    Contractually Waived Fees
    -------------------------- ----------- ---------- ----------- ---------- ----------- ------------- ---------- -----------
    Net Annual Fund
    Operating Expenses         (2)                                (2)
    -------------------------- ----------- ---------- ----------- ---------- ----------- ------------- ---------- -----------

(1) Under an Administration Agreement dated August 15, 2003, between the Fund and Investors Bank & Trust Company ("Investors Bank" or "the Administrator"),
the Administrator provides administrative services to each Portfolio for an administrative fee. Under an Operations Monitoring Agent Agreement effective
August 15, 2003, EOS Fund Services LLC earns a fee for providing operations monitoring services to the Fund.

[(2) Pursuant to an Expense Limitation Agreement for the U.S. Short-Term
Portfolio and the Worldwide Portfolio, the Total Operating Expenses of each
Portfolio are capped at [ ]% and [ ]%, respectively, (on an annualized basis) of that Portfolio's average daily net assets, through April 30, 2006. The contractual expense cap for the U.S. Short-Term Portfolio includes a voluntary waiver by the Investment Adviser of 0.15% of its management fees. Such voluntary fee waiver can be terminated at any time.

(3) The Investment Adviser has voluntarily agreed to cap the Total Fund
Operating Expenses of the U.S. Inflation-Indexed Portfolio and the Global
Inflation-Indexed Hedged Portfolio at 0.35% and 0.50%, respectively (on an annualized basis), of that Portfolio's average daily net assets, which includes a voluntary waiver of 0.20% of its management fees for each of these Portfolios.
Such voluntary expense caps and fee waivers can be terminated at any time.

(4) The Investment Adviser has voluntarily agreed to waive 0.20% of its management fees for the Limited Duration Portfolio and 0.15% of its management fees for the Worldwide Core Portfolio. After such voluntary fee waivers, the Net
Annual Fund Operating Expenses of the Limited Duration and Worldwide Core
Portfolios are 0.62% and 0.90% respectively. Such voluntary fee waivers can be terminated at any time.]

                                       21

                              EXPENSE TABLE EXAMPLE

The following table is intended to help you compare the cost of investing in the
Portfolios with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in each Portfolio's Investor Class for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that each Portfolio's Investor Class operating expenses remain the same, except that the contractually waived fees reflected in the fee table for the U.S. Short-Term and Worldwide Portfolios' Investor Class are in effect for the one year time period only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

------------------------- ------------- -------------- ------------ ------------
Portfolio Name               1 Year        3 Years       5 Years     10 Years
------------------------- ------------- -------------- ------------ ------------
U.S. Short-Term                $77          $240           $417        $930
------------------------- ------------- -------------- ------------ ------------
Limited Duration               $84          $262           $455       $1,014
------------------------- ------------- -------------- ------------ ------------
Mortgage-Backed                $81          $252           $439        $978
------------------------- ------------- -------------- ------------ ------------
Worldwide                      $92          $287           $498       $1,108
------------------------- ------------- -------------- ------------ ------------
Worldwide Core                $107          $334           $579       $1,283
------------------------- ------------- -------------- ------------ ------------
International                 $103          $322           $558       $1,236
------------------------- ------------- -------------- ------------ ------------
U.S. Inflation-Indexed         $91          $284           $493       $1,096
------------------------- ------------- -------------- ------------ ------------
Global                        $117          $365           $633       $1,398
Inflation-Indexed Hedged
------------------------- ------------- -------------- ------------ ------------

                                 FUND MANAGEMENT

                               BOARD OF DIRECTORS

The Board of Directors of FFTW Funds, Inc. (the "Fund"), is responsible for the overall management and supervision of the Portfolios, each a series of the Fund.
The Fund's Directors are Stephen P. Casper, John C Head III, Lawrence B. Krause,
Saul H. Hymans, Onder John Olcay and Andrea Redmond. Additional information about the Directors and the Fund's executive officers may be found in the SAI under the heading "Management of the Fund."

                               INVESTMENT ADVISER

Subject to the direction and authority of the Board of Directors, Fischer
Francis Trees & Watts, Inc. ("FFTW" or the "Investment Adviser"), serves as
Investment Adviser to the Portfolios. The Investment Adviser conducts investment research and is responsible for the purchase, sale or exchange of the
Portfolios' assets. Organized in 1972, the Investment Adviser is registered with the Securities and Exchange Commission and is a New York corporation that, with its affiliated companies, managed approximately $38.6 billion in assets, as of
December 31, 2004, for numerous fixed-income portfolios. The Investment Adviser, together with its affiliates, currently advises institutional clients including banks, central banks and pension funds. The Investment Adviser also serves as the adviser or the sub-adviser to domestic and international pooled investment vehicles. The Investment Adviser's offices are located at 200 Park Avenue, New
York, New York 10166. The Investment Adviser is directly wholly-owned by Charter
Atlantic Corporation, a New York corporation.

                                       22

                             INVESTMENT SUB-ADVISER

Fischer Francis Trees & Watts, a corporate partnership organized under the laws of the United Kingdom and an affiliate of the Investment Adviser, serves as
Sub-Adviser to the Worldwide, Worldwide Core, International and Global
Inflation-Indexed Hedged Portfolios. Organized in 1989, the Sub-Adviser is a
U.S.-registered investment adviser and managed approximately $13.4 billion in multi-currency fixed-income portfolios for institutional clients as of December
31, 2004. The Investment Adviser pays any compensation to the Sub-Adviser from its advisory fee. The Sub-Adviser's annual fee is equal to the advisory fee for each of the Worldwide, Worldwide Core, International and Global
Inflation-Indexed Hedged Portfolios after any waivers. The Sub-Adviser's offices are located at 2 Royal Exchange, London, EC3V 3RA. The Sub-Adviser is directly and indirectly wholly-owned by Charter Atlantic Corporation, a New York corporation.

                  ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL

A discussion of the basis for the Board of Directors' approval of the advisory and sub-advisory contracts for the Portfolios will be available in the Funds'
semi-annual report to shareholders for the period ended June 30, 2005. That report will be available and will be mailed to shareholders at the end of August
2005.

                               PORTFOLIO MANAGERS

FFTW uses a team approach for determining its broad investment strategy for interest rate risk, currency risk and sector allocation. The full portfolio team, comprised of the sector specialist teams for Sovereign Bonds, Corporate
Bonds, Structured Products and Foreign Exchange, meets once a week to determine the firm's overall strategy for global bond and currency markets. The translation of the firm-wide investment strategy into a specific strategy for each Portfolio of the Fund in a manner that complies with each Portfolio's specific investment objectives and restrictions is the responsibility of a specific portfolio manager. The portfolio manager determines the broad risk parameters and overall sector and interest rate strategy for the Portfolio. The portfolio manager relies on the sector specialist teams to select the specific securities for each Portfolio. The biographical information for each portfolio manager of the Fund is set forth below.

Additional information about each portfolio manager, including how each is compensated, other accounts each manages and each portfolio manager's ownership of Fund securities is located in the SAI.

KEVIN CORRIGAN, MANAGING DIRECTOR, PORTFOLIO MANAGER. Mr. Corrigan has joint responsibility for management of the International Portfolio. He joined FFTW in
July 1995. He heads the International Corporate Credit Team. Mr. Corrigan currently specializes in European financial institutions and is a member of the
Investment Strategy Group. Previously, Mr. Corrigan worked at JP Morgan as an accountant in a number of functions, including the sterling securities and
European interest rate swaps and derivatives areas. Mr. Corrigan holds a BA
Honors in English literature from Reading University (1987) and is a fellow of the Chartered Association of Certified Accountants (1994).

RICHARD WILLIAMS, CO-CHIEF INVESTMENT OFFICER, MANAGING DIRECTOR. Mr. Williams
has joint responsibility for management of the International Portfolio. He joined FFTW in 1995. In his role as co-Chief Investment Officer, Mr. Williams chairs the Investment Strategy Group, which determines the investment strategy and sector allocations for all portfolios under the firm's management. His primary portfolio responsibility is for global aggregate portfolios. Mr.
Williams joined FFTW from Deutsche Bank, where he worked as an analyst in the fixed income research department for two years. Mr. Williams has a MA in mathematics from Lincoln College, Oxford University, and

                                       23

completed an MBA from City University Business School while at FFTW. He is a
Fellow of the Institute of Actuaries and has lectured in Finance at Moscow State
University.

ANDREW M. HEADLEY, CFA, PORTFOLIO MANAGER. Mr. Headley has primary responsibility for management of the Mortgage-Backed Portfolio. Mr. Headley joined FFTW in 1994. Currently his primary focus is on the mortgage pass-through market and those portfolios which are benchmarked against a mortgage pass-through index. Mr. Headley holds a B.A. summa cum laude in finance from the
Wharton School of the University of Pennsylvania. He holds the designation of
Chartered Financial Analyst and is a member of the New York Society of Security
Analysts.

DAVID J. MARMON, MANAGING DIRECTOR, PORTFOLIO MANAGER. Mr. Marmon has primary responsibility for management of the Worldwide and Worldwide Core Portfolios.
Mr. Marmon joined FFTW in 1990. He is one of seven senior portfolio managers in the Investment Strategy Group, which determines the investment strategy and sector allocations for all portfolios under FFTW's management. He also leads the
Corporate Credit Team, which determines the security selection of corporate and high yield bonds. Mr. Marmon has a B.A. in economics from Alma College (1980)
and an M.A. in economics from Duke University (1982).

KENNETH O'DONNELL, CFA, Portfolio Manager. Mr. O'Donnell has primary responsibility for management of the Limited Duration and U.S. Short-Term
Portfolios. Mr. O'Donnell joined FFTW in 2002. Currently, he manages asset-backed, agency and U.S. government securities and is also responsible for the management of money market, short, and short-intermediate portfolios. Prior to joining FFTW, Mr. O'Donnell worked as an asset-backed security specialist in the structured products group of Standish Mellon Asset Management from
1998-2002. His primary responsibilities included analyzing and trading the asset-backed securities portfolio. Mr. O'Donnell holds a B.S. in Mechanical
Engineering from Syracuse University and a M.S. in Finance from Boston College.
He is a Chartered Financial Analyst and a member of the New York Society of
Security Analysts.

PAUL J. ZHAO, PORTFOLIO MANAGER. Mr. Zhao has primary responsibility for the
U.S. Inflation-Indexed and Global Inflation-Indexed Hedged Portfolios. He joined
FFTW in 2004. He is a member of the U.S. Sovereign Bonds Team responsible for interest rate products with an emphasis on U.S. and global inflation-linked securities. Mr. Zhao joined FFTW after eight years at Teachers Insurance &
Annuity Association - College Retirement Equities Fund (TIAA-CREF), most recently as a Director/portfolio manager. His primary responsibilities at
TIAA-CREF included designing interest rate hedging strategies for TIAA-CREF's general fixed income account, co-managing various core plus style bond mutual funds, 529 plans and the CREF Bond Market Account. He also headed the inflation-linked bond products. Mr. Zhao has extensive experience in trading
U.S. Treasury bonds, agency obligations, and inflation-linked securities. Mr.
Zhao earned a BS in finance from Southern Connecticut State University (1993)
and an MBA with a concentration in finance theory from Yale University (1996).
He also studied graduate level mathematics/statistics at Columbia University from 1997-1999.

                             SHAREHOLDER INFORMATION

                                    PURCHASES

Portfolio Investor Class shares may only be purchased through financial intermediaries, such as broker-dealer firms (an "investment professional"), that enter into selling agreements with the Fund (or with the Fund's distributor, at management's discretion). The minimum initial required investment for purchasing
Investor Class shares of a Portfolio is $3,000; such minimum may be waived at the discretion of the Fund. Subsequent investments may be of any amount. Shares of the

                                       24

U.S. Short-Term Portfolio will begin accruing dividends on the day Federal funds are received.

Because Investor Class shares have higher expenses than Advisor Class shares, it may be advantageous to purchase Advisor Class shares of a portfolio if you meet the minimum initial required investment. Advisor Class shares of a Portfolio are not available through this prospectus.

Purchases of shares of all the Portfolios, may be made on any Business Day (as defined below). For all Portfolios, "Business Day" means any Monday through
Friday that the New York Stock Exchange is open. At the present time, the New
York Stock Exchange is closed on: New Year's Day, Dr. Martin Luther King's
Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor
Day, Thanksgiving and Christmas. In the event that banks are not open on a day that shares may be purchased (examples include Veteran's Day and Columbus Day), trades will not settle until the following business day.

With the exception of the U.S. Short-Term Portfolio, the Portfolios are designed as long-term investments and, therefore, do not accommodate activities believed by the Portfolio to constitute "market timing" or other trading strategies that entail rapid or frequent purchases, sales or exchanges which could disrupt orderly management of a Portfolio's investments ("disruptive trading"). The U.S.
Short-Term Portfolio also does not accommodate market timing or disruptive trading. However, because this Portfolio is used as a cash sweep vehicle for shareholders, it may experience frequent purchases, sales or exchanges. Trading activity of this type is not considered disruptive to this Portfolio.

Market timing and disruptive trading can harm the interests of a Portfolio and its long-term investors. Portfolios that invest in foreign securities may be particularly susceptible to frequent trading strategies. This is because time zone difference among international stock markets can allow a shareholder engaging in a short-term strategy to exploit portfolio share prices that are based on closing prices of securities established some time before the portfolio calculates its own share price. The Board of Directors of the Fund has adopted policies and procedures with respect to frequent trading in Portfolio shares.
These policies and procedures are reasonably designed to monitor a Portfolio's trading activity and discourage disruptive trading and, in cases where disruptive trading activity is detected, to take action to stop such activity.

In order to ensure compliance with the Fund's procedures and to protect the interests of long-term investors, the Fund monitors trading in Portfolio shares by direct and beneficial shareholders. The Fund works with intermediaries that sell or facilitate distribution of Portfolio shares to identify abusive trading practices in omnibus accounts. The Fund reserves the right to take appropriate action as it deems necessary including, but not limited to, refusing to accept purchase orders in order to protect the interests of long-term shareholders.

Although the Fund takes certain steps, including the monitoring of subscription and redemption activity, to prevent abusive trading practices, there can be no guarantee that all such practices will be detected or prevented.

                               WIRING INSTRUCTIONS

To:                 Investors Bank & Trust Company
                    200 Clarendon Street
                    Boston, Massachusetts 02117
ABA Number:         011001438
Account Name:       Quasar Distributors, LLC - Fund Purchase Account
Account Number:     933333333
Reference:          (Indicate Portfolio name)

                                       25

                   TO PURCHASE SHARES

------------------------- ---------------------- ------------------------- ---------------------------- ----------------------------
                          WHEN NET ASSET                                                                RESULT OF LATE
                          VALUE (NAV)            WHEN & HOW SHARES                                      NOTIFICATION OR DELAY
PORTFOLIO NAME            IS DETERMINED          MAY BE PURCHASED          PROCEDURE FOR SAME DAY       RECEIPT OF FUNDS
------------------------- ---------------------- ------------------------- ---------------------------- ----------------------------

o  U.S. SHORT-TERM        o All Business         o Any Business Day        o Purchasers must call       o If a purchase order is
o  LIMITED                Days                                             their investment             placed with the investment
   DURATION                                      o Submitted orders        professional                 professional after
o  MORTGAGE-                                     must include a            prior to 4:00 p.m. ET        4:00 p.m., or the order
   BACKED                                        completed Account         to inform the                is not in good order, the
o  WORLDWIDE                                     Application.              Portfolio of the             transaction will be
o  WORLDWIDE CORE                                                          incoming wire transfer.      completed at the share
o  INTERNATIONAL                                 o Through your                                         price next determined after
o  U.S.                                          investment                o It is the                  the order is received
   INFLATION-INDEXED                             professional, funds       responsibility of your       in good order by the
o  GLOBAL                                        must be wired to          investment professional      Portfolio.
   INFLATION-INDEXED                             Quasar's "Fund            to transmit the order
   HEDGED                                        Purchase Account"         to the Transfer Agent        o It is the
                                                 at Investors Bank         on the day the order is      responsibility of your
                                                 & Trust Company,          placed.                      investment professional
                                                 ("Investors Bank;"                                     to transmit the order
                                                 or the "Transfer          o Your investment            to the Transfer Agent
                                                 Agent"). The Fund         professional must            in a timely manner.
                                                 does not accept           indicate which Portfolio
                                                 Purchases except          is to be purchased.
                                                 by wire.
                                                                           o If Federal funds are
                                                                           received by the
                                                                           Portfolio that day,
                                                                           the order will be
                                                                           effective that day.
                                                                           Price of shares is
                                                                           based on the next
                                                                           calculation of NAV
                                                                           after the order is
                                                                           placed.
------------------------- ---------------------- ------------------------- ---------------------------- ----------------------------

It is the responsibility of your investment professional to transmit your order to buy shares before the close of business on the day you place your order.

                                   REDEMPTIONS

All Portfolio shares (fractional and full) will be redeemed upon investment professional request. The redemption price will be the next net asset value per share, determined after the Transfer Agent receives proper notice of redemption
(see table below). Shares redeemed receive dividends declared up to and including the day preceding the day of the redemption payment.

Redemption of shares of all the Portfolios, may be made on any Business Day (as defined above). In the event that banks are not open on a day that your transaction is scheduled to occur (examples include Veteran's Day and Columbus
Day), settlement will occur on the following business day.

Shares may only be redeemed by employing the services of your investment professional. The investment professional may charge a fee for its services.
There are no loads imposed by the Fund. No charge is imposed by the Fund to redeem shares; however, a shareholder's bank may impose its own wire transfer fee for receipt of the wire. The Fund may execute redemptions in any amount requested by the investment professional up to the amount the shareholder has invested in the Portfolio.

The Fund or the Transfer Agent may employ procedures designed to confirm that instructions communicated by telephone are genuine. If the Fund or the Transfer
Agent

                                       26

do not employ such procedures, they may be liable for losses due to unauthorized or fraudulent instructions. The Fund or the Transfer Agent may require personal identification codes and will only wire funds through pre-existing bank account instructions. No bank instruction changes will be accepted via telephone.

In an attempt to reduce expenses, the Fund may redeem shares of any Investor
Class shareholder whose Portfolio account has a net asset value lower than
$3,000. An involuntary redemption will not occur when drops in investment value are the sole result of adverse market conditions. The Fund will give 60 days'
prior written notice to shareholders whose shares are being redeemed to allow them to purchase sufficient additional shares of the applicable Portfolio to avoid such redemption. The Fund may also redeem shares in a shareholder's account as reimbursement for loss due to the failure of a check or wire to clear in payment of shares purchased.

                                TO REDEEM SHARES

------------------------------------------------------------------------------------------------------------------------
                 INVESTMENT PROFESSIONALS MUST PROVIDE THE FOLLOWING INFORMATION TO THE TRANSFER AGENT:

1.   The dollar or share amount to be redeemed;

2.   The account to which the redemption proceeds should be wired (this account will have been previously designated by the shareholder on the Account Application); and

3.   The name of the account holder.

     SHAREHOLDERS SHOULD CALL THEIR INVESTMENT PROFESSIONAL TO REQUEST A REDEMPTION. IT IS THE RESPONSIBILITY OF YOUR
     INVESTMENT PROFESSIONAL TO TRANSMIT THE ORDER TO SELL SHARES BEFORE THE CLOSE OF BUSINESS ON THE DAY YOU PLACE YOUR
     ORDER.

------------------------------------------------------------------------------------------------------------------------
PORTFOLIO NAME                    WHEN REDEMPTION EFFECTIVE               RESULT OF LATE NOTIFICATION OF REDEMPTION
------------------------------------------------------------------------------------------------------------------------
o  U.S. Short-Term           If notice is received by the investment       If notice of a redemption is placed with your
o  Limited Duration          professional by 4:00 pm ET on any Business    investment professional after 4:00 p.m., or
o  Mortgage-Backed           Day, the redemption will be effective and     the notice is not in good order, the
o  Worldwide                 payment will be made within seven calendar    transaction will be completed at the share
o  Worldwide Core            days, but generally the next business day     price next determined after the notice is
o  International             following receipt of such notice for all      received in good order by the Portfolio.
o  U.S. Inflation-Indexed    Portfolios (except on days where the Fund is
o  Global Inflation-Indexed  open but banks are not open). Price of shares It is the responsibility of your investment
   Hedged                    is based on the next calculation of the NAV   professional to transmit the notice to the
                             after the order is placed.                    Transfer Agent in a timely manner.

                             It is the responsibility of your investment
                             professional to transmit the notice to the
                             Transfer Agent in a timely manner.
------------------------------------------------------------------------------------------------------------------------

It is the responsibility of your investment professional to transmit your order to sell shares before the close of business on the day you place your order.

                           PRICING OF PORTFOLIO SHARES

The price for Portfolio shares is based on the next calculation of the
Portfolio's net asset value per share after a purchase or redemption order is placed. Portfolio net asset value is calculated by: (1) adding the market value of all the Portfolio's assets; (2) subtracting all of the Portfolio's liabilities; and then (3) dividing by the number of shares outstanding and adjusting to the nearest cent.

For all Portfolios, net asset values are calculated by Investors Bank as of 4:00
p.m. ET on each Business Day.

All Portfolio investments are valued daily at their market price, if available, which results in unrealized gains or losses. Readily marketable fixed-income securities are valued on the basis of prices provided by a pricing service when such prices are

                                       27

believed by the Investment Adviser to reflect the fair market value of such securities. Securities traded on an exchange are valued at their last sales price on that exchange. Securities and other financial instruments for which over-the-counter market quotations are available are valued at the latest bid price (asked price for short positions). Time deposits and repurchase agreements are generally valued at their cost plus accrued interest. All foreign holdings, receivables and payables, are valued daily at the mean foreign exchange rate.
Securities with maturities less than 60 days are valued at amortized cost, which approximates market value, unless this method does not represent fair value.

To the extent that a Portfolio invests in foreign securities, these securities may be listed on foreign exchanges that trade on days when a Portfolio does not price its shares. As a result, the net asset value per share of a Portfolio may change at a time when shareholders are not able to purchase or redeem their shares. Similarly, a Portfolio may hold securities traded on U.S. markets where the market may close early on a given day or may regularly close prior to calculation of a Portfolio's net asset value.

Securities for which market quotations are not readily available will be valued at their fair value as determined in good faith by management utilizing fair value procedures approved by the Fund's Board of Directors. The fair value procedures involve the judgment of management and may represent prices that are otherwise unavailable on the open market.

The fair valuation of a particular security depends upon the circumstances of each individual case, and all appropriate factors relevant to the value of the security must be considered. As a general principle, the valuation should reflect the amount that a Portfolio could reasonably expect to receive for the security upon its current sale. Therefore, ascertaining fair value requires a determination of the amount that an arm's-length buyer, under the circumstances, would currently pay for the security.

Non-material events affecting the value of such securities held by a Portfolio that occur between the close of trading in the security and the time at which a
Portfolio prices its portfolio securities will not generally be reflected in a
Portfolio's calculation of its net asset value. The Investment Adviser will continuously monitor for material significant events that may call into question the reliability of market quotations obtained from an approved pricing service.
Such events may include: situations relating to a single issue in a market sector; significant fluctuations in U.S. or foreign markets; and natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Where the Investment Adviser determines that an adjustment should be made in a portfolio security's value because significant intervening events have caused a Portfolio's net asset value per share to be materially inaccurate, the Investment Adviser shall seek to have the security or group of securities "fair valued" in accordance with the Fund's fair value procedures and subject to the ratification/approval of the Fund's Board of
Directors.

                                FUND'S DIVIDENDS

Net investment income (including accrued but unpaid interest, amortization of original issue and market discount or premium, accrued expenses and other income adjustments, such as inflation adjustments on inflation-protected securities) of each Portfolio, other than the U.S. Short-Term Portfolio, will be declared as a dividend payable to the respective shareholders of record as of the second to last Business Day of each month. The net investment income of the U.S.
Short-Term Portfolio will be declared as a dividend payable daily to the shareholders of record as of the close of each Business Day. Additionally, each
Portfolio, at its discretion, may declare special dividends or distributions to comply with all federal tax regulations. Dividends may be suspended in November and/or December of each year if a Portfolio has already met its distribution requirements for that year.

                                       28

If desired, shareholders must request to receive dividends in cash (payable on the first Business Day of the following month) on the Account Application.
Absent such notice, all dividends will be automatically reinvested in additional shares on the last Business Day of each month at the share's net asset value. A shareholder may elect to change the dividend designation on the Account
Application at any time by writing the Transfer Agent. If a Portfolio realizes net short-term or long-term capital gains (i.e., with respect to assets held more than one year), the Portfolio will distribute such gains by automatically reinvesting them in additional Portfolio shares (unless a shareholder has elected to receive cash).

                                  VOTING RIGHTS

Each share of the Fund gives the shareholder one vote in Director elections and other shareholder voting matters. Matters to be acted upon affecting a particular Portfolio (such as approval of the investment advisory agreement with the Investment Adviser or the submission of changes to a fundamental Portfolio investment policy) or a particular share class, require the affirmative vote of the Portfolio's shareholders or the share class holders. The election of the
Fund's Board of Directors is voted upon by shareholders on a Fund-wide basis.
The Fund is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Fund's or a Portfolio's operation and for the election of Directors under certain circumstances.
Directors may be removed by shareholders at a special meeting. The Directors shall call a special meeting of a Portfolio upon written request of shareholders owning at least 10% of the Portfolio's outstanding shares.

                               TAX CONSIDERATIONS

The following discussion is for general information only. A potential investor should consult with his or her own tax adviser as to the tax consequences of an investment in a Portfolio, including the status of distributions from each
Portfolio under applicable state or local law. Foreign shareholders are advised to consult their own tax advisers regarding investment tax consequences in a
Portfolio. For additional information regarding tax issues pertaining to the
Portfolios, see "Supplemental Tax Considerations" in the SAI.

FEDERAL INCOME TAXES
--------------------

Each Portfolio will distribute all of its taxable income by automatically reinvesting such income in additional Portfolio shares and distributing those shares to its shareholders, unless a shareholder elects on the Account
Application to receive cash payments for such distributions. A shareholder may elect to change the dividend designation on the Account Application at any time by writing the Transfer Agent. Shareholders receiving distributions from the
Portfolio in the form of additional shares will be treated for federal income tax purposes as receiving a distribution in an amount equal to the fair market value of the additional shares on the date of such a distribution.

Dividends paid by a Portfolio from its investment company taxable income
(including interest and net short-term capital gains) will be taxable to U.S.
shareholders as ordinary income, whether received in cash or in additional
Portfolio shares. Designated distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses) are generally taxable to shareholders at the applicable long-term capital gains rates, regardless of how long they have held their Portfolio shares.

A distribution will be treated as paid on December 31 of the current calendar year if it is declared by a Portfolio in October, November or December with a record date in any such month and paid by the Portfolio during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in

                                       29

which the distributions are declared, rather than the calendar year in which the distributions are received. Each Portfolio will inform shareholders of the amount and tax status of all amounts treated as distributed to them not later than 60 days after the close of each calendar year.

If a shareholder holds shares through a tax-deferred account, such as a retirement plan, income and gains will not be taxable each year. Instead, the taxable portion of amounts held in a tax-deferred account generally will be subject to tax only when a distribution is made from that account.

A shareholder who sells or redeems Portfolio shares will generally realize a capital gain or loss, which will be long-term or short-term, generally depending upon the shareholder's holding of the shares. An exchange of shares may be treated as a sale.

As with all mutual funds, a Portfolio may be required to withhold U.S. federal income tax at the rate of 28% of all taxable distributions payable to shareholders who:

1.   fail to provide the Fund with a correct taxpayer identification number, or

2.   fail to make required certifications, or

3.   have been notified by the Internal Revenue Service ("IRS") that they are subject to backup withholding.

Backup withholding is not an additional tax; rather, it is a way in which the
IRS ensures it will collect taxes otherwise due. Any amount withheld may be credited against U.S. federal income tax liability.

The foregoing discussion is only a brief summary of the important federal tax considerations generally affecting a Portfolio and its shareholders. As noted
above, tax deferred accounts receive special tax treatment. No attempt is made to present a detailed explanation of the Federal, state, local, or foreign income tax treatment of a Portfolio or its shareholders, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential investors in a Portfolio should consult their tax advisers with specific reference to their own tax situation.

STATE, LOCAL, OR FOREIGN TAXES
------------------------------

A Portfolio may be subject to state, local or foreign taxation in any jurisdiction in which the Portfolio may be deemed to be doing business.
Portfolio distributions may be subject to state and local taxes. Portfolio distributions derived from interest on obligations of the U.S. Government and certain of its agencies, authorities and instrumentalities may be exempt from state and local taxes in certain states. Shareholders should consult their own tax advisers regarding possible state and local income tax exclusions for dividend portions paid by a Portfolio, which are attributable to interest from obligations of the U.S. government, its agencies, authorities and instrumentalities.

                        DISTRIBUTION OF PORTFOLIO SHARES

Investor Class shares of the Fund are distributed by Quasar, pursuant to a
Distribution Agreement dated as of October 1, 2001, by and among the Fund,
Investors Bank and Quasar. Investors Bank pays the distribution fees payable pursuant to the Distribution Agreement. Investor Class shares of each portfolio are also distributed by other broker-dealers who have entered into an authorized dealer agreement with Quasar and the Fund.

Investor Class of each Portfolio has adopted a Distribution Plan pursuant to
Rule 12b-1 under the 1940 Act. Under the Plan, each Portfolio is authorized to pay Quasar or an investment professional a monthly 12b-1 (distribution) fee as compensation for providing services intended to result in the sale of Portfolio shares. Each Portfolio may pay this 12b-1 (distribution) fee at an annual rate up to 0.25% of its average

                                       30

net assets, or such lesser amount as the Directors may determine from time to time. The Fund may remit up to the full amount of this 12b-1 (distribution) fee to intermediaries (such as broker-dealers), for providing distribution related services.

In addition, pursuant to a Shareholder Services Plan, the Investor Class shares of each Portfolio may pay a monthly shareholder service fee at an annual rate of
0.25% of the Investor Class's average net assets throughout the month for providing shareholder support services, or such lesser amount as the Directors may determine from time to time. The Fund may remit up to the full amount of this shareholder service fee to intermediaries (such as banks, broker-dealers, and other service-providers), for providing shareholder support services. At the present time, the Fund is not assessing the shareholder service fee in the
Investor Class shares. Should the Fund wish to impose this fee, the Board must approve its implementation and provide shareholders with 60 days prior notice.

Because the shareholder service fee is paid out of the Investor Class'
Portfolio's assets on an ongoing basis, it will increase the cost of your investment and may cost you more than paying other types of sales charges.

                                       31

                             INVESTMENT INFORMATION

       PERMITTED INVESTMENT STRATEGIES, INVESTMENTS AND ASSOCIATED RISKS

------------------- ------- --------- ---------- ----------- ------------ ------------ ------------ -----------------
                    U.S.                                                               U.S.
                    Short-  Limited   Mortgage-              Worldwide                 Inflation-   Global Inflation-
                    Term    Duration  Backed     Worldwide   Core        International Indexed      Indexed Hedged

------------------- ------- --------- ---------- ----------- ------------ ------------ ------------ -----------------

Asset-Backed        o       o         o          o           o            o            [ ]          [ ]
Securities

------------------- ------- --------- ---------- ----------- ------------ ------------ ------------ -----------------
Bank                o       o         o          o           o            o            [ ]          [ ]
Obligations

------------------- ------- --------- ---------- ----------- ------------ ------------ ------------ -----------------
Brady Bonds         X       X         X          [ ]         [ ]          [ ]          [ ]          [ ]

------------------- ------- --------- ---------- ----------- ------------ ------------ ------------ -----------------
Corporate Debt      o       o         [ ]        o           o            o            [ ]          [ ]
Instruments

------------------- ------- --------- ---------- ----------- ------------ ------------ ------------ -----------------
Derivative          o       o         o          o           o            o            o            o
Securities

------------------- ------- --------- ---------- ----------- ------------ ------------ ------------ -----------------
Dollar Roll         [ ]     [ ]       o          o           o            [ ]          [ ]          [ ]
Transactions

------------------- ------- --------- ---------- ----------- ------------ ------------ ------------ -----------------
Duration            o       o         o          o           o            o            o            o
Management
Transactions

------------------- ------- --------- ---------- ----------- ------------ ------------ ------------ -----------------
Emerging Market     X       X         X          [ ]         [ ]          [ ]          [ ]          [ ]
Securities

------------------- ------- --------- ---------- ----------- ------------ ------------ ------------ -----------------
Foreign             [ ]     o         [ ]        o           o            o            [ ]          o
Instruments

------------------- ------- --------- ---------- ----------- ------------ ------------ ------------ -----------------
Illiquid            [ ]     [ ]       [ ]        [ ]         [ ]          [ ]          [ ]          [ ]
Securities

------------------- ------- --------- ---------- ----------- ------------ ------------ ------------ -----------------
Indexed Notes,      X       X         X          [ ]         [ ]          o            [ ]          [ ]
Currency
Exchange-Related
Securities and
Similar
Securities

------------------- ------- --------- ---------- ----------- ------------ ------------ ------------ -----------------
Inflation-Indexed   [ ]     [ ]       [ ]        [ ]         [ ]          [ ]          o            o
Securities

------------------- ------- --------- ---------- ----------- ------------ ------------ ------------ -----------------
Investment          [ ]     o         o          o           o            o            o            o
Companies

------------------- ------- --------- ---------- ----------- ------------ ------------ ------------ -----------------
Loan Participations [ ]     [ ]       [ ]        [ ]         [ ]          [ ]          X            X
and Assignments

------------------- ------- --------- ---------- ----------- ------------ ------------ ------------ -----------------
Mortgage-Backed     o       o         o          o           o            o            [ ]          [ ]
Securities

------------------- ------- --------- ---------- ----------- ------------ ------------ ------------ -----------------
Multi-National      X       X         X          [ ]         [ ]          [ ]          [ ]          [ ]
Currency Unit
Securities or
More Than One
Currency
Denominated
Securities

------------------- ------- --------- ---------- ----------- ------------ ------------ ------------ -----------------

                                       32

------------------- ------- --------- ---------- ----------- ------------ ------------ ------------ ------------------
                    U.S.                                                               U.S.
                    Short-  Limited   Mortgage-              Worldwide                 Inflation-    Global Inflation-
                    Term    Duration  Backed     Worldwide   Core        International Indexed       Indexed Hedged

------------------- ------- --------- ---------- ----------- ------------ ------------ ------------ ------------------

Repurchase and      o       [ ]       o          [ ]         [ ]          [ ]          [ ]          [ ]
Reverse Repurchase
Agreements

------------------- ------- --------- ---------- ----------- ------------ ------------ ------------ ------------------
Short Sales         [ ]     [ ]       [ ]        [ ]         [ ]          X            [ ]          [ ]
Transactions

------------------- ------- --------- ---------- ----------- ------------ ------------ ------------ ------------------
Stripped            [ ]     [ ]       o          [ ]         [ ]          [ ]          [ ]          [ ]
Instruments

------------------- ------- --------- ---------- ----------- ------------ ------------ ------------ ------------------
Swaps               [ ]     [ ]       [ ]        [ ]         [ ]          [ ]          [ ]          [ ]

------------------- ------- --------- ---------- ----------- ------------ ------------ ------------ ------------------
TBA Transactions    [ ]     [ ]       o          o           o            [ ]          [ ]          [ ]

------------------- ------- --------- ---------- ----------- ------------ ------------ ------------ ------------------
Total Return        [ ]     [ ]       o          [ ]         [ ]          [ ]          [ ]          [ ]
Swaps

------------------- ------- --------- ---------- ----------- ------------ ------------ ------------ ------------------
U.S. Government,    o       o         o          o           o            [ ]          o            o
Agency and
Government
Sponsored
Securities

------------------- ------- --------- ---------- ----------- ------------ ------------ ------------ ------------------
When Issued and     [ ]     [ ]       [ ]        [ ]         [ ]          [ ]          [ ]          [ ]
Forward
Commitment
Securities

------------------- ------- --------- ---------- ----------- ------------ ------------ ------------ ------------------
Zero Coupon         [ ]     [ ]       [ ]        [ ]         [ ]          [ ]          [ ]          [ ]
Securities
------------------- ------- --------- ---------- ----------- ------------ ------------ ------------ ------------------

o   Principal
[ ]  Other
X    Portfolio does not presently invest in such securities

ASSET-BACKED SECURITIES
-----------------------

Asset-backed securities are secured by or backed by a pool of financial assets.
These securities are sponsored by such institutions as finance companies, finance subsidiaries of industrial companies and investment banks. Asset-backed securities have structural characteristics similar to mortgage-backed securities, and include assets such as:

a.   motor vehicle installment sale contracts,

b.   other installment sale contracts,

c.   home equity loans,

d.   leases of various types of real and personal property, and

e.   receivables from revolving credit (credit card) agreements.

          RISKS: The principal amount of asset-backed securities is generally subject to partial or total prepayment risk. If an asset-backed security is purchased at a premium (or discount) to par, a prepayment rate that is faster than expected will reduce (or increase) the yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect on yield to maturity. In some cases, these securities may not have any security interest in the underlying assets, and recoveries on the repossessed collateral may not be available to support payments on these securities.

                                       33

BANK OBLIGATIONS
----------------

Bank obligations are bank-issued securities. These instruments include, but are not limited to:

a.  Time Deposits,                g.  Eurodollar Certificates of Deposit,
b.  Certificates of Deposit,      h.  Variable Rate Notes,
c.  Bankers' Acceptances,         i.  Loan Participations,
d.  Bank Notes,                   j.  Variable Amount Master Demand Notes,
e.  Deposit Notes,                k.  Yankee CDs, and
f.  Eurodollar Time Deposits,     l.  Custodial Receipts.

          RISKS: Investing in bank obligations exposes a Portfolio to risks associated with the banking industry, such as interest rate and credit risks.

BRADY BONDS
-----------

Brady Bonds are debt securities issued or guaranteed by foreign governments in exchange for existing external commercial bank indebtedness. To date, Brady
Bonds have been issued by the governments of twenty countries, the largest proportion having been issued by Argentina, Brazil, Mexico and Venezuela. Brady
Bonds are either collateralized or uncollateralized, are issued in various currencies (primarily the U.S. dollar), and are actively traded in the over-the-counter secondary market.

A Portfolio may invest in either collateralized or uncollateralized Brady Bonds.
U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed rate par bonds or floating rate discount bonds, are collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the bonds. Interest payments on such bonds generally are collateralized by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of rolling interest payments or, in the case of floating rate bonds, initially at least one year's rolling interest payments based on the applicable interest rate at the time and adjusted at regular intervals thereafter.

          RISKS: Brady Bonds are generally issued by countries with developing capital markets or unstable governments and as such, are
               considered to be among the more risky international investments.

CORPORATE DEBT INSTRUMENTS
--------------------------

Corporate bonds are debt instruments issued by corporations. As creditors, bondholders have a prior legal claim over common and preferred stockholders of the corporation as to both income and assets for the principal and interest due to the bondholder. A Portfolio purchases corporate bonds subject to quality restraints. Commercial paper, notes and other obligations of U.S. and foreign corporate issuers (including medium-term and variable rate notes) must meet a
Portfolio's credit quality standards. A Portfolio may retain a downgraded corporate debt security if the Investment Adviser determines retention of such security to be in such Portfolio's best interests.

          RISKS: Investing in corporate debt securities subjects a Portfolio to interest rate risk and credit risk.

DERIVATIVE SECURITIES
---------------------

Derivative securities are instruments whose value is derived from the value of other assets such as commodities, stocks, bonds, and market indices. Derivatives include:

a. swaps;

b. caps, floors and collars;

c. forward foreign currency contracts;

d. futures contracts; and

e. options.

                                       34

a. SWAPS

Interest rate swaps involve a Portfolio's exchange with another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments. Mortgage swaps are similar to interest rate swaps in that both represent commitments to pay and receive funds. Currency swaps involve the exchange of respective rights to make or receive payments in specified currencies. Credit default swaps involve the transfer of credit exposure of fixed income securities. The buyer of a credit default swap receives credit protection, whereas the seller of the swap guarantees the credit worthiness of the security. By doing this, the risk of default is transferred from the holder of the fixed income security to the seller of the credit default swap.

b. CAPS, FLOORS AND COLLARS

An interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payment of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling the interest rate floor. An interest rate collar incorporates a cap and a floor in one transaction as described above.

c. FORWARD FOREIGN CURRENCY CONTRACTS

A forward foreign currency contract is the purchase or sale of a foreign currency on a future specified date at a pre-determined exchange rate. A forward foreign currency contract may be used in order to hedge the currency exchange risk associated with assets or obligations denominated in foreign currencies.
Synthetic hedging is a technique utilizing forward foreign exchange contracts that is frequently employed by many of the Portfolios. It entails entering into a forward contract to sell a currency, the changes in value of which are generally considered to be linked to a currency or currencies in which some or all of the Portfolio's securities are or are expected to be denominated, and buying U.S. dollars. There is a risk that the perceived linkage between various currencies may not be present during the particular time that a Portfolio is engaging in synthetic hedging. A Portfolio may also cross-hedge currencies by entering into forward contracts to sell one or more currencies that are expected to decline in value relative to other currencies to which the Portfolio has or expects to have exposure.

d. FUTURES CONTRACTS

A futures contract is an agreement to buy or sell a specific amount of a financial instrument at a particular price on a specified date. The futures contract obligates the buyer to purchase the underlying asset and the seller to sell it. Substantially all futures contracts are closed out before settlement date or called for cash settlement. A futures contract is closed out by buying or selling an identical offsetting futures contract that cancels the original contract to make or take delivery. At times, the ordinary spreads between values in the cash and futures markets, due to differences in the character of these markets, are subject to distortions. The possibility of such distortions means that a correct forecast of general market, foreign exchange rate or interest rate trends may not produce the Portfolio's intended results. Losses from investing in futures transactions that are unhedged or uncovered are potentially unlimited.

e. OPTIONS CONTRACTS

An option is a contractual right, but not an obligation, to buy (call) or sell
(put) an asset in exchange for an agreed upon sum. If the right is not exercised within a specified period of time, the option expires and the option buyer forfeits the amount paid. An option may be a contract that bases its value on the performance of an underlying bond. When a Portfolio writes a call option, it gives up the potential for gain on the underlying securities or currency in excess of the exercise price of the option during the period that the option is open. A put option gives the purchaser, in return for a premium, the right, for a specified period of time, to sell the

                                       35

securities or currency subject to the option to the writer of the put at the specified exercise price. The writer of the put option, in return for the premium, has the obligation, upon exercise of the option, to acquire the securities or currency underlying the option at the exercise price. A Portfolio might, therefore, be obligated to purchase the underlying securities or currency for more than their current market price.

A Portfolio will not enter into a swap, cap or floor unless the unsecured commercial paper, senior debt or claims paying ability of the counterparty is rated either A or A-1 or better by S&P or A or P-1 or better by Moody's. If unrated, it must be determined to be of comparable quality by the Investment
Adviser.

All derivatives require the Portfolio to segregate, in a separate custody account, cash (in any applicable currency), U.S. government securities, or other liquid and unencumbered securities (in any applicable currency) equal to the amount of the Portfolio's obligations under the terms of the derivative contract. When a Portfolio purchases a future or a forward foreign currency contract for non-hedging purposes, the sum of the segregated assets plus the amount of initial and variation margin held in the broker's account, if applicable, must equal the market value of the future or forward foreign currency contract. Should the market value of the contract move adversely to the
Portfolio, or if the value of the securities in the segregated account declines, the Portfolio will be required to deposit additional cash or securities in the segregated account at a time when it may be disadvantageous to do so.

     HEDGING
     -------

     Derivatives are often used to hedge against a given investment's risks of future gain or loss. Such risks include changes in interest rates, foreign currency exchange rates and securities prices.

          RISKS: Derivatives are subject to the risk of changes in security prices, and credit risk with respect to the counterparty for derivatives not entered into on a U.S. or foreign futures and options exchange. Certain derivatives may also have a leveraging effect that will increase the Portfolio's volatility of returns.
               A Portfolio may not be able to close out a futures or options position when it would be most advantageous to do so.

DOLLAR ROLL TRANSACTIONS
------------------------

Dollar roll transactions consist of the sale of mortgage-backed securities, with a commitment to purchase similar but not necessarily identical securities at a future date. Portfolios will maintain a segregated custodial account for dollar roll transactions. The segregated accounts may contain cash, U.S. government securities or other liquid, unencumbered securities having an aggregate value at least equal to the amount of such commitments to repurchase the securities under the dollar roll transaction (including accrued interest).

          RISKS: Should the broker-dealer to whom a Portfolio sells an underlying security of a dollar roll transaction become
               insolvent, the Portfolio's right to purchase or repurchase the security may be restricted, or the price of the security may change adversely over the term of the dollar roll transaction.

DURATION MANAGEMENT
-------------------

Duration measures a bond's price volatility, incorporating the following factors:

a. the bond's yield;

b. coupon interest payments;

c. final maturity;

d. call features; and

                                       36

e. prepayment assumptions.

Duration measures the expected life of a debt security on a present value basis.
It incorporates the length of the time intervals between the present time and the time that the interest and principal payments are scheduled (or in the case of a callable bond, expected to be received) and weighs them by the present values of the cash to be received at each future point in time. For any debt security with interest payments occurring prior to the payment of principal, duration is always less than maturity. In general, for the same maturity, the lower the stated or coupon rate of interest of a debt security, the longer the duration of the security; conversely, the higher the stated or coupon rate of interest of a debt security, the shorter the duration of the security.

The market price of a bond with an effective duration of two years would be expected to decline 2% if interest rates rose 1%. If a bond has an effective duration of three years, a 1% increase in general interest rates would be expected to cause the bond's value to decline by about 3%.

Futures, options and options on futures have durations closely related to the duration of the securities that are underlying them. Holding long futures or call options will lengthen a Portfolio's duration by approximately the same amount as holding an equivalent amount of the underlying securities. Short futures or put option positions have durations roughly equal to the negative duration of the securities that underlie those positions and have the effect of reducing duration by approximately the same amount as selling an equivalent amount of the underlying securities.

For inflation-indexed securities, real duration measures the price sensitivity of a bond as real interest rates (i.e. nominal interest rates adjusted for inflation) move up and down. Real duration is their primary measure of risk, because these securities are subject to real rate changes but are protected against fluctuations in inflation.

          RISKS: There is no assurance that deliberate changes in a Portfolio's weighted average duration will enhance its return relative to more static duration policies, and may in fact detract from relative returns.

FOREIGN INSTRUMENTS
-------------------

a. FOREIGN SECURITIES

Foreign securities are securities issued by entities domiciled outside the
United States. They are typically denominated in currencies other than the U.S.
dollar, and may be denominated in a single currency or multi-currency units. The
Investment Adviser and the Sub-Adviser will adjust exposure of a Portfolio to different currencies based on their perception of the most favorable markets and issuers. In allocating assets among multiple markets for certain Portfolios, the
Investment Adviser and the Sub-Adviser will assess the relative yield and anticipated direction of interest rates in particular markets, general market and economic conditions and the relationship of currencies of various countries to each other. In their evaluations, the Investment Adviser and the Sub-Adviser will use internal financial, economic and credit analysis resources as well as information obtained from external sources. For the U.S. Short-Term, Limited
Duration and Mortgage-Backed Portfolios, it is anticipated that foreign securities will be issued primarily by governmental and private entities located in such countries and by supranational entities, and each Portfolio will only invest in countries considered to have stable governments, based on the
Investment Adviser's analysis of social, political and economic factors.

The Worldwide, Worldwide Core, International and Global Inflation-Indexed Hedged
Portfolios will invest primarily in securities denominated in the currencies of the United States, Japan, Canada, Western European nations, New Zealand and
Australia, as

                                       37

well as securities denominated in the euro. Further, it is anticipated that such securities will be issued primarily by governmental and private entities located in such countries and by supranational entities. Portfolios will only invest in countries considered to have stable governments, based on the Investment
Adviser's analysis of social, political and economic factors.

b. FOREIGN GOVERNMENT, INTERNATIONAL AND SUPRANATIONAL AGENCY SECURITIES

These securities include debt obligations issued or guaranteed by a foreign government or its subdivisions, agencies and instrumentalities, international agencies and supranational entities.

          RISKS: Generally, foreign financial markets have substantially less volume than the U.S. market. Securities of many foreign companies are less liquid and their prices more volatile than securities of comparable domestic companies. Certain Portfolios may invest portions of their assets in securities denominated in foreign currencies. These investments carry risks of fluctuations of exchange rates relative to the U.S. dollar. Securities issued by foreign entities (governments, corporations, etc.) may involve risks not associated with U.S. investments, including
               expropriation of assets, taxation, political or social
               instability and less strict regulatory and financial reporting standards-all of which may cause declines in investment returns.

c. EMERGING MARKETS SECURITIES

Emerging markets securities are foreign securities issued from countries which are considered to be "emerging" or "developing" by the World Bank. Such emerging markets include all markets other than Australia, Austria, Belgium, Canada,
Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, the
Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden,
Switzerland, the United Kingdom and the United States.

An emerging market sovereign security is a security issued by the national government, a municipality, or a company that is wholly owned by the national government. The latter are sometimes referred to as "quasi-sovereign"
securities.

There are numerous types of fixed-income securities issued by emerging market sovereign or corporate entities, including the following:

     Treasury bills and bonds: These are short-term, locally registered securities that are usually, but not always, denominated in the local currency.

     Eurobonds and global bonds: These are longer maturity (up to 30 years)
     securities, registered in London or globally, that are generally issued in
     U.S. dollars, but are increasingly issued in euros and occasionally in yen.

     Brady Bonds: As previously described in "Brady Bonds" herein, these are bonds issued by emerging market governments in exchange for defaulted loans that had been extended by non-local commercial banks or similar institutions.

     Loan Participations and Assignments: As described in "Loan Participations and Assignments" herein, there are a few loans by financial institutions to emerging market governments that have not been converted to bonds, yet are still traded in the market. They may or may not have been restructured in the past. These instruments are traded on a participation or assignment basis.

          RISKS: The risks of investing in foreign securities may be intensified when the issuers are domiciled or doing substantial business in emerging market countries or countries with developing capital markets. Security prices in emerging markets can be significantly

                                       38

               more volatile than those in more developed nations of the world, reflecting the greater uncertainties of investing in less
               established markets and economies. Compared to more developed countries, emerging market countries may have:

               a. relatively unstable governments;

               b. sudden adverse government action;

               c. nationalization of businesses;

               d. restrictions on foreign ownership;

               e. prohibitions of repatriation of assets;

               f. less protection of property rights; and/or

               g. less strict financial reporting and regulatory compliance requirements.

               The economies of countries with emerging markets may be
               predominantly based on only a few industries, may be highly vulnerable to changes in local, regional or global trade
               conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt
               liquidation of substantial holdings difficult or impossible at times. Transaction settlement procedures may be less reliable in emerging markets than in developed markets. Securities of issuers located in countries with emerging markets may have limited marketability and may be subject to more abrupt or erratic price movements. Emerging markets in a particular region (e.g., Latin
               America) may be highly correlated, thereby increasing a
               portfolio's risk if it is concentrated regionally.

ILLIQUID SECURITIES
-------------------

Illiquid securities may not be able to be sold or disposed of in the ordinary course of business within seven days for approximately the value at which a
Portfolio has valued the securities. These include:

1.   securities with legal or contractual restrictions on resale;

2.   time deposits, repurchase agreements and dollar roll transactions having maturities longer than seven days; and

3.   securities not having readily available market quotations.

Although the Portfolios are allowed to invest up to 15% of their net assets in illiquid assets, it is not expected that any Portfolio will invest a significant portion of its assets in illiquid securities. The Investment Adviser monitors the liquidity of such restricted securities under the supervision of the Board of Directors.

A Portfolio may purchase securities not registered under the Securities Act of
1933 as amended, (the "1933 Act"), but which can be sold to qualified institutional buyers in accordance with Rule 144A under that Act ("Rule 144A
Securities"). A Portfolio also may invest in commercial paper issued in reliance on the so-called "private placement" exemption from registration afforded by
Section 4(2) of the 1933 Act ("Section 4(2) Paper"). Section 4(2) Paper and Rule
144A Securities are restricted as to disposition under the federal securities laws, and are generally sold to institutional investors. Any resale by the purchaser must be in an exempt transaction. These securities are normally resold to other institutional investors through or with the assistance of the issuer or investment dealers who make a market in the security, thus providing liquidity.
A Portfolio may also purchase interest-only, principal-only and Regulation S securities. Interest-only and principal-only securities are called stripped instruments. A description and related risks of each are found below. Regulation
S securities are securities offered and sold outside of

                                       39

the U.S. Regulation S securities are exempt from registration provided certain requirements are met. Rule 144A Securities, Section 4(2) Paper, interest-only, principal-only and Regulation S Securities may be determined to be illiquid securities, although the Fund's Board has adopted procedures that permit them to be determined liquid in certain circumstances. If a particular investment in
Rule 144A Securities, Section 4(2) Paper or private placement securities, interest-only, principal-only or Regulation S securities is not determined to be liquid, that investment will be included within the 15% limitation on investment in illiquid securities.

          RISKS: Investing in illiquid securities presents the potential risks of tying up a Portfolio's assets at a time when liquidating assets may be necessary to meet redemptions and expenses.

INDEXED NOTES, CURRENCY EXCHANGE-RELATED SECURITIES AND SIMILAR SECURITIES
--------------------------------------------------------------------------

These securities are notes, the principal amount of which and/or the interest rate payable is determined by reference to an index. This index may be determined by the rate of exchange between the specified currency for the note and one or more other currencies or composite currencies.

          RISKS: Foreign currency markets can be highly volatile and are subject to sharp price fluctuations.

INFLATION-INDEXED SECURITIES
----------------------------

Inflation-indexed securities are linked to the inflation rate in worldwide markets, such as the U.S. Treasury's "inflation-protection" bonds. Inflation protected securities issued by the U.S. Treasury are also called "TIPS". The principal is adjusted for inflation (payable at maturity), and the semi-annual interest payments equal a fixed percentage of the inflation adjusted principal amount. The inflation adjustments are based upon the Consumer Price Index (CPI)
for Urban Consumers. The original principal value of TIPS is guaranteed, even during a period of deflation. The par value of a TIPS bond at maturity will be the greater of the original principal or the inflation adjusted principal. These securities may be eligible for coupon stripping under the U.S. Treasury program.
U.S. corporations and government agencies have also issued inflation-indexed securities sporadically in the past.

Inflation-indexed securities also have been issued by sovereign countries such as Australia, Canada, France, New Zealand, Sweden and the United Kingdom in
their respective currencies. The mechanics for adjusting the principal value of foreign inflation-indexed securities is similar but not identical to the process used in the United States. In addition, these countries may not provide a guarantee of principal value at maturity, in which case the adjusted principal value of the bond repaid at maturity may be less than the original principal.

CPI futures are exchange-traded futures contracts that represent the inflation on a notional value of $1,000,000 for a period of three months, as implied by the CPI. An inflation swap is a contract between two counterparties who agree to swap cash flows based on the inflation rate against fixed cash flows. CPI futures and inflation swaps can be used to hedge the inflation risk in nominal bonds and can be combined with U.S. Treasury futures contracts to create synthetic TIPS.

          RISKS: If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these
               securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. The Portfolios also may invest in other inflation-linked bonds that may or may not provide a similar guarantee. If a guarantee of principal

                                       40

               is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal. In addition, adjustments to principal will generally result in taxable income to a Portfolio at the time of such adjustment (which would generally be distributed by the Portfolio as part of its taxable dividends), even though the principal amount is not paid until maturity. The current market value of the bonds is not guaranteed and will fluctuate.

               The U.S. Treasury began issuing inflation-indexed bonds only in
               1997. As such, trading history for TIPS is shorter than for other
               U.S. Treasury note and bond programs and liquidity is generally lower than for nominal bonds. However, the U.S. Treasury has reaffirmed its commitment to issue TIPS and an improvement in liquidity is expected to continue. Lack of a liquid market may impose the risk of higher transaction costs and the possibility that a Portfolio may be forced to liquidate positions when it would not be advantageous to do so. Finally, there can be no assurance that the Consumer Price Index for Urban Consumers will accurately measure the real rate of inflation in the price of goods and services.

INVESTMENT COMPANIES
--------------------

An investment company is an investment vehicle, which, for a management fee, invests the pooled funds of investors in securities appropriate for its investment objectives. A Portfolio may invest in the shares of another registered investment company subject to the limitations under the 1940 Act. Two basic types of investment companies exist:

1. Open end funds: these funds have a floating number of outstanding shares and will sell or redeem shares at their current net asset value,

2. Closed end funds: these funds have a fixed number of outstanding shares that are typically traded on an exchange.

The Portfolios will not invest in any fund that charges a "load."

          RISKS: As a shareholder in a registered investment company, a
               Portfolio will bear its ratable share of that investment
               company's expenses, including its advisory and administration fees. Generally, risks posed by a particular fund will mirror those posed by the underlying securities. A money market fund has the highest safety of principal, whereas bond funds are
               vulnerable to interest rate movements.

The Commission has granted the Fund an exemptive order which permits a Portfolio to invest in another Portfolio within the FFTW Funds, Inc. family. This is commonly referred to as cross-portfolio investing. To the extent such cross-portfolio investing occurs, investors are not double-charged advisory fees. Investors pay advisory fees only on the Portfolio(s) in which they are directly invested.

LOAN PARTICIPATIONS AND ASSIGNMENTS
-----------------------------------

Fixed and floating rate loans are arranged through private negotiations between an entity whose securities the Portfolio could have purchased directly (a
"Borrower") and one or more financial institutions ("Lenders"). A Portfolio may invest in loans in the form of assignments of all or a portion of loans from third parties or in the form of participations When a Portfolio purchases an
Assignment from a Lender, the Portfolio will acquire direct rights against the
Borrower on the loan, except that under certain circumstances such rights may be more limited than those held by the assigning Lender. When a Portfolio purchases a participation, the Portfolio will have a contractual relationship only with the Lender, and not the Borrower. The Portfolio will have the right to receive payments of principal, interest and any fee to which it is entitled only from the Lender selling the participation and only upon receipt

                                       41

by the Lender of the payments from the Borrower. Because an investment in a participation is subject to the credit risk of both the Borrower and the Lender, a Portfolio will acquire a participation only if the Lender interpositioned between the Portfolio and the Borrower is determined by the Investment Adviser to be creditworthy.

          RISKS: The Portfolios generally will have no right to enforce compliance by the Borrower with the terms of the loan agreement relating to the loan, nor any rights or set-off against the
               Borrower, and the Portfolios may not benefit directly from any collateral supporting the loan in which they have purchased a participation. As a result, a Portfolio will assume the credit risk of both the Borrower and the Lender that is selling the participation.

MORTGAGE-BACKED SECURITIES
--------------------------

Mortgage-backed securities are securities representing ownership interests in, or debt obligations secured entirely or primarily by, "pools" of residential or commercial mortgage loans or other mortgage-backed securities. Mortgage-backed securities may take a variety of forms, the most common being:

1.   Mortgage pass-through securities issued by

     a.   the Government National Mortgage Association (Ginnie Mae),

     b.   the Federal National Mortgage Association (Fannie Mae),

     c.   the Federal Home Loan Mortgage Corporation (Freddie Mac),

     d.   commercial banks, savings and loan associations, mortgage banks or by issuers that are affiliates of or sponsored by such entities,

2.   Collateralized Mortgage Obligations ("CMOs"), which are debt obligations collateralized by such assets, and

3.   Commercial mortgage-backed securities.

The Investment Adviser expects that new types of mortgage-backed securities may be created offering asset pass-through and asset-collateralized investments in addition to those described above by governmental, government-related and private entities. As new types of mortgage-related securities are developed and offered to investors, the Investment Adviser will consider whether it would be appropriate for a Portfolio to make investments in them.

CMOs are structured bonds collateralized by mortgage pass-through securities.
Cash flows from mortgage pass-through securities are allocated to various tranches in a predetermined, specified order. Each tranche has a stated maturity
(the latest date by which the tranche can be completely repaid, assuming no prepayments) and an average life (the average of the time to receipt of a principal payment weighted by the size of the principal payment). The average life is typically used as a proxy for maturity because the debt is amortized, rather than being paid off entirely at maturity.

          RISKS: Mortgage-backed and other asset-backed securities carry the risk of a faster or slower than expected prepayment of principal, which may affect the duration and return of the security. Changes in interest rates affect a Portfolio's asset value since its holdings will generally increase in value when interest rates fall and decrease when interest rates rise. Compared to debt that cannot be prepaid, mortgage and asset-backed securities are less likely to increase in value, and may decrease in value, during periods of declining interest rates and may have a higher risk of decline in value during periods of rising interest rates.

MULTI-NATIONAL CURRENCY UNIT SECURITIES OR MORE THAN ONE CURRENCY DENOMINATION
------------------------------------------------------------------------------

Multi-national currency unit securities are tied to currencies of more than one nation. These securities include securities denominated in the currency of one

                                       42

nation, although it is issued by a governmental entity, corporation or financial institution of another nation.

          RISKS: Investments involving multi-national currency units are subject to changes in currency exchange rates which may cause the value of such invested securities to decrease relative to the U.S.
               dollar.

REPURCHASE AND REVERSE REPURCHASE AGREEMENTS
--------------------------------------------

When participating in repurchase agreements, a Portfolio buys securities from a vendor (e.g., a bank or securities firm) which the Portfolio's Investment
Adviser has deemed creditworthy, subject to the oversight of the Fund's Board of
Directors, with the agreement that the vendor will repurchase the securities at the same price plus interest at a later date. Repurchase agreements may be characterized as loans secured by the underlying securities. In a reverse repurchase, a Portfolio sells securities it holds to a vendor with the agreement that it will repurchase the securities at the same price plus interest at a later date. Reverse repurchases may be characterized as borrowings secured by the underlying securities. Repurchase transactions allow the Portfolio to earn a return on available cash at minimal market risk. The Portfolio may be subject to various delays and risks of loss should the vendor become subject to a bankruptcy proceeding or if it is otherwise unable to meet its obligation to repurchase. The securities underlying a repurchase agreement will be marked to market every business day so that the value of such securities is at least equal to the value of the repurchase price thereof, including the accrued interest thereon.

Repurchase and reverse repurchase agreements may also involve foreign government securities for which there is an active repurchase market. Transactions in foreign repurchase and reverse repurchase agreements may involve additional risks. The Investment Adviser expects that such repurchase and reverse repurchase agreements will primarily involve government securities of countries belonging to the Organization for Economic Cooperation and Development ("OECD").
The member countries of the OECD include: Australia, Austria, Belgium, Canada,
Czech Republic, Denmark, Finland, France, Germany, Greece, Hungary, Iceland,
Ireland, Italy, Japan, Korea, Luxembourg, Mexico, Netherlands, New Zealand,
Norway, Poland, Portugal, Spain, Sweden, Switzerland, Turkey, United Kingdom and
the United States.

Each Portfolio will maintain a segregated custodial account for its reverse repurchase agreements. Until repayment is made, the segregated accounts may contain cash, U.S. government securities or other liquid, unencumbered securities having an aggregate value at least equal to the amount of such commitments to repurchase (including accrued interest). Repurchase and reverse repurchase agreements will generally be restricted to those maturing within seven days.

          RISKS: If the other party to a repurchase and/or reverse repurchase agreement becomes subject to a bankruptcy or other insolvency proceeding, or fails to satisfy its obligations thereunder, delays may result in recovering cash or the securities sold, or losses may occur as to all or part of the income, proceeds or rights in the security.

SHORT SALES
-----------

Short sales are transactions in which a Portfolio sells a security it does not own in anticipation of a decline in the market value of that security. Short selling provides the Investment Adviser with flexibility to reduce certain risks of the Portfolio's holdings and increase the Portfolio's total return. To the extent that the Portfolio has sold securities short, it will either (i) maintain a daily segregated account, containing cash, U.S. government securities or other liquid and unencumbered securities, at such a level that (a) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (b) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the

                                       43

market value of the security at the time it was sold short or (ii) hold an offsetting long position.

          RISKS: A short sale is generally used to take advantage of an anticipated decline in price or to protect a profit. A Portfolio will incur loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Portfolio replaces the borrowed money. The amount of any loss will be increased by the amount of any premium or amounts in lieu of interest the Portfolio may be required to pay in connection with a short sale. The potential loss from a short sale is unlimited.

STRIPPED INSTRUMENTS
--------------------

Stripped instruments are bonds reduced to their two components: the right to receive periodic interest payments (IOs) and the right to receive principal repayments (POs). Each component is then sold separately. Such instruments include:

a.   Municipal bond strips;

b.   Treasury strips; and

c.   Stripped mortgage-backed securities.

          RISKS: POs do not pay interest: return is solely based on payment of principal at maturity. Both POs and IOs tend to be subject to greater interim market value fluctuations in response to changes in interest rates. Stripped mortgage-backed security IOs run the risk of unanticipated prepayments, which will decrease the instrument's overall return.

TBA (TO BE ANNOUNCED) TRANSACTIONS
----------------------------------

In a TBA transaction, the type of mortgage-backed securities to be delivered is specified at the time of trade, but the actual pool numbers of the securities to be delivered are not known at the time of the trade. For example, in a TBA transaction, an investor could purchase $1 million 30 year mortgage-backed securities issued by the Federal National Mortgage Association and receive up to three pools on the settlement date. The pool numbers to be delivered at settlement will be announced shortly before settlement takes place. Agency pass-through mortgage-backed securities are usually issued on a TBA basis. Each
Portfolio will maintain a segregated custodial account containing cash, U.S.
government securities or other liquid and unencumbered securities having a value at least equal to the aggregate amount of a Portfolio's TBA transactions.

          RISKS: The value of the security on the date of delivery may be less than its purchase price, presenting a possible loss of asset value. In addition, a portfolio may experience delays in payment or loss of income if the counterparty fails to perform under the contract.

TOTAL RETURN SWAPS
------------------

A total return swap is a contract between two counterparties who agree to swap periodic payments for the life of the contract. Typically, one party receives the total return (interest payments plus any capital gains or losses for the payment period) from a specified reference asset, while the counterparty receives a specified fixed or floating cash flow (e.g., LIBOR) that is not related to the creditworthiness of the reference asset. The payments are based upon the same notional amount of the reference asset. The reference asset may be any asset (e.g., bonds or loans), an index, or a basket of assets.

          RISKS: Swap contracts can be less liquid and more difficult to value than other investments. Because its cash flows are based in part on changes in the value of the reference asset, a total return swap's

                                       44

               market value will vary with changes in that reference asset. In addition, a portfolio may experience delays in payment or loss of income if the counterparty fails to perform under the contract.

U.S. GOVERNMENT AND AGENCY SECURITIES AND GOVERNMENT-SPONSORED
ENTERPRISES/FEDERAL AGENCIES
--------------------------------------------------------------

U.S. government and agency securities are issued by or guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities and supported by the full faith and credit of the United States. A Portfolio also may invest in other securities which may be issued by a U.S.
government-sponsored enterprise or federal agency and supported either by its ability to borrow from the U.S. Treasury or by its own credit standing. Such securities do not constitute direct obligations of the United States but are issued, in general, under the authority of an Act of Congress. The universe of eligible securities in these categories includes (but is not limited to) those sponsored by:

a.   U.S. Treasury Department;

b.   Federal Housing Administration;

c.   Federal Home Loan Mortgage Corporation;

d.   Federal National Mortgage Association

e.   Federal Home Loan Bank;

f.   Government National Mortgage Association; and

g.   U.S. Department of Veterans' Affairs.

          RISKS: Although U.S. government securities are generally considered to be among the safest type of investment in terms of credit risk, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies, authorities and instrumentalities or sponsored
               enterprises, such as the Government National Mortgage Association
               ("GNMA"), are backed by the full faith and credit of the U.S.
               Treasury, while others, such as Federal National Mortgage
               Association ("FNMA"), Federal Home Loan Mortgage Corporation
               ("Freddie Mac")and Federal Home Loan Banks ("FHLBs"), are backed solely by the ability of the entity to borrow from the U.S.
               Treasury or by the entity's own resources. No assurance can be given that the U.S. government would provide financial support to
               U.S. government agencies, authorities, instrumentalities, or sponsored enterprises if it is not obliged to do so by law.

WHEN ISSUED AND FORWARD COMMITMENTS
-----------------------------------

The purchase of a when issued or forward commitment security will be recorded on the date a Portfolio enters into the commitment. The value of the security will be reflected in the calculation of the Portfolio's net asset value. The value of the security on delivery date may be more or less than its purchase price.
Generally, no interest accrues to a Portfolio until settlement. Each Portfolio will maintain a segregated custodial account containing cash, U.S. government securities or other liquid and unencumbered securities having a value at least equal to the aggregate amount of a Portfolio's when issued and forward commitment transactions.

          RISKS: The value of the security on the date of delivery may be less than its purchase price.

                                       45

ZERO COUPON SECURITIES
----------------------

Zero coupon securities are typically sold at a deep discount from their face value. Such securities make no periodic interest payments; however, the buyer receives a rate of return by the gradual appreciation of the security, until it is redeemed at face value on a specified maturity date.

RISKS: Zero coupon securities do not pay interest until maturity and tend to be subject to greater interim market value fluctuations in response to interest rate changes than interest paying securities of similar maturities. Credit risk is generally greater for investments that are required to pay interest only at maturity rather than at intervals during the life of the investment.

                               PORTFOLIO TURNOVER

Portfolio turnover rates are believed to be higher than the turnover experienced by most fixed income funds, due to the Investment Adviser's active management of duration. The Investment Adviser will not consider the portfolio turnover rate to be a limiting factor in making investment decisions for a Portfolio. High portfolio turnover may involve greater brokerage commissions and transactions costs which will be paid by a Portfolio. In addition, high turnover rates may result in increased short-term capital gains.

                        SUPPLEMENTAL INVESTMENT POLICIES

ALL PORTFOLIOS

Currently, non-hedging transactions are subject to either of two alternative limitations. Under one alternative, the aggregate initial margin and premiums required to establish non-hedging positions in futures contracts and options may not exceed 15% of the fair market value of a Fund's net assets (after taking into account unrealized profits and unrealized losses on any such contracts).
Under the other alternative, which has been established by the CFTC on a temporary basis, the notional value of non-hedging futures contracts and related options may not exceed the liquidation value of a Portfolio (after taking into account unrealized profits and unrealized losses on any such contracts).

U.S. SHORT-TERM, WORLDWIDE AND WORLDWIDE CORE PORTFOLIOS

These Portfolios may not enter into a repurchase or reverse repurchase agreement if, as a result thereof, more than 25% of the Portfolio's total assets would be subject to such agreements.

                                       46

                              SHAREHOLDER INQUIRIES

This Prospectus contains a concise statement of information investors should know before they invest in a Portfolio. Please retain this Prospectus for future reference. Additional information about a Portfolio's investments is available in such Portfolio's Annual and Semi-Annual Reports to shareholders, as well as the SAI dated April 30, 2005 (as amended from time to time). The SAI provides more detailed information about the Portfolios, including their operations and investment policies. A current SAI is on file with the Commission and is incorporated by reference and is legally considered a part of this Prospectus.
In each Portfolio's Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year.

A Portfolio's SAI, Annual and Semi-Annual Reports are available, without charge, upon request by contacting the Transfer Agent at (800) 247-0473. You may also request other information about a Portfolio and make inquiries by contacting
(800) 247-0473.

A copy of the SAI of the Portfolios, as well as additional information about the
Portfolios, can be obtained free of charge on the Internet at:
http://www.fftw.com/. Copies of the Annual and Semi-Annual Reports of the
Portfolios are not available at this website as prospective shareholders may request copies of these Reports from the Transfer Agent and existing investors are mailed these Reports when they become available.

Information about a Portfolio (including the SAI) can be reviewed and copied at the Commission's Public Reference Room in Washington D.C. Information on the
operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Portfolios are available on the EDGAR Database on the Commission's Internet site at
http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission,
Washington D.C. 20549-0102 or by electronic request at the following e-mail address: publicinfo@sec.gov.

DISTRIBUTED BY:

QUASAR DISTRIBUTORS, LLC

Fund's Investment Company Act filing number: 811-5796

                                       47

                                FFTW FUNDS, INC.

--------------------------------------------------------------------------------

================================================================================

                                   PROSPECTUS
                           LIMITED DURATION PORTFOLIO

================================================================================

                                  ADVISOR CLASS

--------------------------------------------------------------------------------

                                 APRIL 30, 2005

THE SECURITIES AND EXCHANGE COMMISSION (THE "COMMISSION") HAS NOT APPROVED OR
DISAPPROVED THE PORTFOLIO'S SHARES AS AN INVESTMENT OR DETERMINED WHETHER THIS
PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING
A CRIME.

The Portfolio offers two separate classes of shares: Advisor Shares and Investor
Shares. This Prospectus offers the Portfolio's Advisor Shares. A separate
Prospectus offers the Portfolio's Investor Shares. The Portfolio's separate share classes have different expenses; as a result, their investment performance will differ.

                                    CONTENTS

                                                                         PAGE
                                                                      ----------
Risk/Return Summary                                                        3
Investment Objectives, Principal Investment Strategies
   and Investments                                                         3
Principal Investment Risks                                                 4
Risk/Return Bar Chart and Table                                            6
Fee Table                                                                  7
Expense Table Example                                                      7
Fund Management                                                            7
Shareholder Information                                                    9
Investment Information                                                    10
Portfolio Turnover                                                        28
Supplemental Investment Policies                                          28
Financial Highlights Table                                                28
Shareholder Inquiries                                                 Back Cover

                                        2

                               RISK/RETURN SUMMARY

The following is a summary of certain key information about the Limited Duration
Portfolio (the "Portfolio") including investment objectives, principal investment strategies and principal investment risks. A more detailed description of the Portfolio's investment strategies, investments and their associated risks follows this summary.

--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE:            To maintain a level of total return as may be
                                 consistent with the preservation of capital.
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT             The Portfolio invests primarily in high quality
STRATEGIES:                      debt securities (average portfolio rating of AA
                                 by S&P, Aa by Moody's or a comparable rating or
                                 higher from a nationally recognized statistical
                                 rating organization, or if the security is
                                 unrated, of comparable credit quality in the
                                 judgment of the Investment Adviser). The
                                 portfolio manager may use interest rate hedging
                                 as a stabilizing technique. The performance
                                 objective of the Portfolio is to outperform an
                                 index which the portfolio manager believes is
                                 an appropriate benchmark for the Portfolio. The
                                 current index used by the portfolio manager for
                                 the Portfolio is the Merrill Lynch 1-3 Year
                                 Treasury Index. (The Merrill Lynch 1-3 Year
                                 Treasury Index is an unmanaged index that
                                 tracks short-term U.S. Government securities
                                 with maturities between 1 and 3 years and
                                 represents the total rate of return of U.S.
                                 Treasury Notes based on daily closing prices.
                                 The index is not available for investment and,
                                 unlike the Portfolio, does not incur expenses.)
--------------------------------------------------------------------------------
MINIMUM QUALITY RATING:
                                                                                    Fitch
                                                                                     IBCA     AVERAGE
                                                        S&P           Moody's       Duff &   PORTFOLIO
                                 S&P:   Moody's:   (Short Term):   (Short Term):   Phelps:    QUALITY:
                                 ----   --------   -------------   -------------   -------   ---------
                                 BBB-     Baa3          A-2             P-2          BBB-     AA (AA)
--------------------------------------------------------------------------------
DURATION:                        The U.S. dollar-weighted average duration of
                                 the Portfolio generally is shorter than 3
                                 years. The U.S. dollar-weighted average
                                 duration of the Portfolio will not differ from
                                 the weighted average duration of the Merrill
                                 Lynch 1-3 Treasury Index by more than one year.
                                 As of December 31, 2004, the duration of the
                                 Merrill Lynch 1-3 Treasury Index was 1.68
                                 years. As of December 31, 2004, the duration of
                                 the Limited Duration Portfolio was 1.61 years.
--------------------------------------------------------------------------------
INVESTMENT POLICIES:             At least 65% of the Portfolio's total assets
                                 must be invested in U.S. dollar-denominated
                                 securities. The Portfolio will invest in
                                 derivatives for hedging and non-hedging
                                 purposes, such as to manage the effective
                                 duration of the Portfolio or as a substitute
                                 for direct investment. For temporary defensive
                                 purposes, up to 100% of the Portfolio's total
                                 assets may be invested in U.S. Government
                                 securities, cash or cash equivalent securities.
                                 These defensive strategies may prevent the
                                 Portfolio from achieving its investment
                                 objective. The Portfolio is "non-diversified"
                                 under the 1940 Act, meaning that it may invest
                                 in a limited number of issuers. Under normal
                                 circumstances, the Portfolio will invest more
                                 than 25% of its total assets in the Banking and
                                 Finance industry. For purposes of this
                                 limitation, the Banking and Finance industry
                                 will be deemed to include securities of issuers
                                 engaged in banking or finance businesses,
                                 including issuers of asset and
--------------------------------------------------------------------------------

                                        3

--------------------------------------------------------------------------------
                                 mortgage-backed securities.
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS:           o    Asset-Backed Securities

                                 o    Bank Obligations

                                 o    Corporate Debt Instruments

                                 o    Derivative Instruments

                                 o    Mortgage-Backed Securities

                                 o    Other Investment Companies

                                 o    U.S. Government and Agency Securities
--------------------------------------------------------------------------------

                           PRINCIPAL INVESTMENT RISKS

"Risk" is the chance that you may lose money on an investment or that you will not earn as much as you expect. The greater the risk, the greater the possibility of losing money.

The Portfolio is affected by changes in the U.S. or foreign economies, or in individual securities.

The possibility also exists that investment decisions of portfolio managers will not accomplish what they are designed to achieve. No assurance can be given that the Portfolio's investment objective will be achieved.

Fischer Francis Trees & Watts, Inc. (the "Investment Adviser") may change the index against which the Portfolio's performance is measured at any time, subject to review by the Fund's Board of Directors.

The Portfolio may invest in securities issued by the U.S. government, its agencies or sponsored enterprises. Although U.S. government securities are generally considered to be among the safest type of investment in terms of credit risk, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies, authorities and instrumentalities or sponsored enterprises, such as the Government National
Mortgage Association ("GNMA"), are backed by the full faith and credit of the
U.S. Treasury, while others, such as Federal National Mortgage Association
("FNMA"), Federal Home Loan Mortgage Corporation ("Freddie Mac") and Federal
Home Loan Banks ("FHLBs"), are backed solely by the ability of the entity to borrow from the U.S. Treasury or by the entity's own resources. No assurance can be given that the U.S. government would provide financial support to U.S.
government agencies, authorities, instrumentalities, or sponsored enterprises if it is not obliged to do so by law.

The high portfolio turnover of the Portfolio may result in greater transaction costs, and may increase the amount of taxes payable by a shareholder.

Investments in the Portfolio are subject to certain of the following principal risks:

                                        4

BANKING INDUSTRY RISK:           Investing in bank obligations will expose the
                                 Portfolio to risks associated with the banking
                                 industry such as interest rate and credit
                                 risks.

CONCENTRATION RISK:              The Portfolio that invests more than 25% of its
                                 total assets in the securities of issuers in
                                 any one industry is exposed to the risk that
                                 factors affecting that industry will have a
                                 greater effect on the Portfolio than they would
                                 if the Portfolio invested in a diversified
                                 number of unrelated industries.

CREDIT RISK:                     Debt securities are subject to credit risk.
                                 Credit risk is the possibility that an issuer
                                 will fail to make timely payments of interest
                                 or principal, or go bankrupt. In addition,
                                 lower rated securities have higher risk
                                 characteristics and changes in economic
                                 conditions are more likely to cause issuers of
                                 these securities to be unable to make payments
                                 and thus default. The lower the ratings of such
                                 debt securities, the greater their credit risk.

DERIVATIVES RISK:                Derivatives are subject to the risk of changes
                                 in the market price of the security, credit
                                 risk with respect to the counterparty to the
                                 derivative instrument, and the risk of loss due
                                 to changes in interest rates. The use of
                                 certain derivatives, including futures
                                 contracts, may also have a leveraging effect,
                                 which may increase the volatility of the
                                 Portfolio. The use of derivatives may reduce
                                 returns for the Portfolio.

INTEREST RATE RISK:              Debt securities are subject to the risk that
                                 the market value will decline because of rising
                                 interest rates. A rise in interest rates
                                 generally means a fall in bond prices and, in
                                 turn, a fall in the value of your investment.
                                 Debt securities with longer durations tend to
                                 be more sensitive to changes in interest rates,
                                 usually making them more volatile then debt
                                 securities with shorter durations.

LIQUIDITY RISK:                  Certain securities may be difficult or
                                 impossible to sell at favorable prices within
                                 the desired time frame.

NON-DIVERSIFICATION RISK:        A non-diversified Portfolio may invest a large
                                 percentage of its assets in the securities of a
                                 small number of issuers or industries than a
                                 diversified Portfolio. This vulnerability to
                                 factors affecting a single investment can
                                 result in greater Portfolio losses and
                                 volatility.

PREPAYMENT RISK:                 A portfolio that invests in mortgage-backed and
                                 other asset-backed securities is exposed to the
                                 risk that such securities may repay principal
                                 either faster or slower than expected.

A description of the Fund's policies and procedures regarding the disclosure of the Fund's portfolio holdings is available in the Fund's Statement of Additional
Information (SAI).

                                        5

                         RISK/RETURN BAR CHART AND TABLE

The chart and table provided below give some indication of the risks of investing in the Portfolio. The chart and table illustrate the changes in the
Portfolio's yearly performance and show how the Portfolio's average returns for
1 year, 5 years, 10 years and since inception compared with a benchmark index.
Past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future.

FOR THE CALENDAR YEARS ENDED DECEMBER 31

                   LIMITED DURATION PORTFOLIO - ADVISOR CLASS
                               ANNUAL TOTAL RETURN

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

ADVISOR CLASS   ANNUAL TOTAL RETURN
-------------   -------------------
     1995              11.26%
     1996               5.29%
     1997               7.21%
     1998               6.79%
     1999               2.88%
     2000               8.52%
     2001               7.46%
     2002               5.81%
     2003               2.49%
     2004               1.65%

During the ten-year period shown in the Limited Duration Portfolio's bar chart, the highest quarterly return was 3.53% (quarter ending March 31, 1995) and the lowest quarterly return was 0.83%(quarter ending June 30, 2004).

                                                                            SINCE
AVERAGE ANNUAL TOTAL RETURNS                  PAST 1   PAST 5   PAST 10   INCEPTION
(FOR THE PERIODS ENDING DECEMBER 31, 2004)*    YEAR     YEARS    YEARS    (7/26/93)
-------------------------------------------   ------   ------   -------   ---------

Limited Duration Portfolio - Advisor Class
   Return Before Taxes                         1.65%    5.15%    5.89%       N/A
   Return After Taxes on Distributions         0.38%    3.31%    3.77%       N/A
   Return After Taxes on Distributions and
   Sale of Fund Shares                         1.10%    3.29%    3.73%       N/A

   Merrill Lynch 1-3 Year Treasury Index**     0.91%    4.92%    5.71%       N/A

*After tax returns shown in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after tax returns depend on an investor's tax situation and may differ from those shown. The after tax returns shown are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.
The Portfolio's past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future. Total return would have been lower had certain expenses not been waived or reimbursed.

**This index does not reflect deductions for fees, expenses or taxes.

                                        6

                                    FEE TABLE

This Table describes the fees and expenses that you may pay if you buy, hold, and sell Advisor Class shares of the Portfolio.

-----------------------------------------------
                     Limited Duration Portfolio
-----------------------------------------------
Management Fees                0.35%
-----------------------------------------------
Distribution Fees              None
(12b-1)
-----------------------------------------------
Other Expenses*                0.22%
-----------------------------------------------
Total Annual Fund              0.57**
Operating Expenses
-----------------------------------------------

*Under an Administration Agreement dated August 15, 2003, As Amended, between the Fund and Investors Bank & Trust Company ("the Administrator"), the
Administrator provides administrative services to the Portfolio for an administrative fee. Under an Operations Monitoring Agent Agreement effective
August 15, 2003, EOS Fund Services LLC earns a fee for providing operations monitoring services to the Fund.

**The Investment Adviser has voluntarily agreed to waive 0.20% of its management fees for the Portfolio. After such voluntary fee waiver, the Net Annual Fund
Operating Expenses of the Limited Duration Portfolio is 0.35%. Such voluntary fee waiver can be terminated at any time.

                              EXPENSE TABLE EXAMPLE

The following table is intended to help you compare the cost of investing in the
Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Portfolio's Advisor Class operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

------------------------------------------------------------------
                             1 Year   3 Years   5 Years   10 Years
------------------------------------------------------------------
Limited Duration Portfolio     $58      $183      $318      $714
------------------------------------------------------------------

                                 FUND MANAGEMENT

                               BOARD OF DIRECTORS

The Board of Directors of FFTW Funds, Inc. (the "Fund"), is responsible for the overall management and supervision of the Portfolio, which is a series of the
Fund. The Fund's Directors are Stephen P. Casper, John C Head III, Lawrence B.
Krause, Saul H. Hymans, Onder John Olcay and Andrea Redmond. Additional
information about the Directors and the Fund's executive officers may be found in the SAI under the heading "Management of the Fund."

                               INVESTMENT ADVISER

Subject to the direction and authority of the Board of Directors, Fischer
Francis Trees & Watts, Inc. ("FFTW" or the "Investment Adviser"), serves as

                                        7

Investment Adviser to the Portfolio. The Investment Adviser conducts investment research and is responsible for the purchase, sale or exchange of the
Portfolio's assets. Organized in 1972, the Investment Adviser is registered with the Securities and Exchange Commission and is a New York corporation that, with its affiliated companies, manages approximately $38.6 billion in assets, as of
December 31, 2004, for numerous fixed-income portfolios. The Investment Adviser, together with its affiliates, currently advises institutional clients including banks, central banks and pension funds. The Investment Adviser also serves as the adviser or the sub-adviser to domestic and international pooled investment vehicles. The Investment Adviser's offices are located at 200 Park Avenue, New
York, New York 10166. The Investment Adviser is directly wholly-owned by Charter
Atlantic Corporation, a New York corporation. The Portfolio paid the Investment
Adviser for its services in the twelve months ended December 31, 2004, at a rate of 0.15% of the Portfolio's average daily net assets after the voluntary feewaiver of Management Fees.

                   ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL

A discussion of the basis for the Board of Directors' approval of the advisory and sub-advisory contracts for the Portfolio will be available in the
Funds' semi-annual report to shareholders for the period ended June 30, 2005.
That report will be available and will be mailed to shareholders at the end of
August 2005.

                               PORTFOLIO MANAGERS

FFTW uses a team approach for determining its broad investment strategy for interest rate risk, currency risk and sector allocation. The full portfolio team comprised of the sector specialist teams--for Sovereign Bonds, Corporate Bonds,
Structured Products and Foreign Exchange--meets once a week to determine the firm's overall strategy for global bond and currency markets. The translation of the firm-wide investment strategy into a specific strategy for the Portfolio of the Fund in a manner that complies with the Portfolio's specific investment objectives and restrictions is the responsibility of a specific portfolio manager. The portfolio manager determines the broad risk parameters and overall sector and interest rate strategy for the Portfolio. The portfolio manager relies on the sector specialist teams to select the specific securities for the
Portfolio. The biographical information for the portfolio manager of the Limited
Duration Portfolio is set forth below.

Additional Information about the portfolio manager, including how each is compensated, other accounts each manages and the portfolio manager's ownership of securities is located in the SAI.

KENNETH O'DONNELL, CFA, PORTFOLIO MANAGER. Mr. O'Donnell has primary responsibility for management of the Limited Duration Portfolio. Mr. O'Donnell joined FFTW in 2002. Currently, he manages asset-backed, agency and U.S.
Government Securities and is also responsible for the management of money market, short and short-intermediate portfolios. Prior to joining FFTW, Mr.
O'Donnell worked as an asset-backed security specialist in the structured products group of Standish Mellon Asset Management from 1997-2002. His primary responsibilities included analyzing and trading the asset-backed securities portfolio. Mr. O'Donnell holds a B.S. in Mechanical Engineering from Syracuse
University and a M.S. in Finance from Boston College. He holds the designation of Chartered Financial Analyst and is a member of the New York Society of
Security Analysts.

                                        8

                             SHAREHOLDER INFORMATION

                                    PURCHASES

Portfolio Advisor Class shares may be purchased directly from the Portfolio, or obtained by employing the services of an outside broker or agent. Such broker or agent may charge a fee for its services. The minimum initial investment for purchasing Advisor Class shares of the Portfolio is $250,000. Such minimum may be waived at the discretion of the Fund. Subsequent investments may be of any amount. There are no loads or 12b-1 distribution fees imposed on Advisor Class shares of the Portfolios. Shares purchased will begin accruing dividends on the day Federal funds are received.

Purchases of shares may be made on any "Business Day," meaning, any Monday through Friday that the New York Stock Exchange is open. At the present time, the New York Stock Exchange is closed on: New Year's Day, Dr. Martin Luther
King's Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day,
Labor Day, Thanksgiving and Christmas.

The Portfolio is designed for long-term investments and, therefore, do not accommodate activities believed by the Portfolio to constitute "market timing"
or other trading strategies that entail rapid or frequent purchases, sales or exchanges which could disrupt orderly management of a Portfolio's investments
("disruptive trading").

Market timing and disruptive trading can harm the interests of the Portfolio and its long-term investors. A Portfolio that invests in foreign securities may be particularly susceptible to frequent trading strategies. This is because time zone difference among international stock markets can allow a shareholder engaging in a short-term strategy to exploit portfolio share prices that are based on closing prices of securities established some time before the portfolio calculates its own share price. The Board of Directors of the Fund has adopted policies and procedures with respect to frequent trading in Portfolio shares.
These policies and procedures are reasonably designed to monitor a Portfolio's trading activity and discourage disruptive trading and, in cases where disruptive trading activity is detected, to take action to stop such activity.

In order to ensure compliance with the Fund's procedures and to protect the interests of long-term investors, the Fund monitors trading in Portfolio shares by direct and beneficial shareholders. The Fund works with intermediaries that sell or facilitate distribution of Portfolio shares to identify abusive trading practices in omnibus accounts. The Fund reserves the right to take appropriate action as it deems necessary including, but not limited to, refusing to accept purchase orders in order to protect the interests of long-term shareholders.

Although the Fund takes certain steps, including the monitoring of subscription and redemption activity, to prevent abusive trading practices, there can be no guarantee that all such practices will be detected or prevented.

                               WIRING INSTRUCTIONS

To:               Investors Bank & Trust Company
                  200 Clarendon Street
                  Boston, Massachusetts 02117
ABA Number:       011001438

                                        9

Account Name:     Quasar Distributors, LLC - Fund Purchase Account
Account Number:   933333333
Reference:        Limited Duration Portfolio

                               TO PURCHASE SHARES

-----------------------------------------------------------------------------------------------------------------------
WHEN NET ASSET VALUE   WHEN & HOW SHARES MAY    PROCEDURE FOR SAME DAY PURCHASES   RESULT OF LATE NOTIFICATION OR DELAY
(NAV) IS DETERMINED    BE PURCHASED                                                IN RECEIPT OF FUNDS
-----------------------------------------------------------------------------------------------------------------------

o    All Business      o    Any Business Day    o    Purchasers must call          o    The Portfolio must receive
     Days                                            Investors Bank at (800)            notice before 4:00 p.m. (wire
                       o    Submitted orders         247-0473 prior to 4:00             may be received after 4:00 p.m.
                            must include a           p.m. ET to inform the              ET) for shares to be bought at
                            completed Account        Portfolio of the incoming          that day's price.
                            Application.             wire transfer.
                                                                                   o    Shares will be bought at the
                       o    Federal funds       o    Purchasers must indicate           next Business Day's price if
                            must be wired to         which Portfolio is to be           wire is received after 4:00
                            Quasar's  "Fund          purchased.                         p.m. ET and no notice is given.
                            Purchase Account"
                            at Investors Bank   o    If Federal funds are
                            & Trust Company          received by the Portfolio
                            ("Investors Bank"        that day, the order will be
                            or the "Transfer         effective that day. Price
                            Agent").                 of shares is based on the
                                                     next calculation of NAV
                                                     after the order is placed.
-----------------------------------------------------------------------------------------------------------------------

                                   REDEMPTIONS

All Portfolio shares (fractional and full) will be redeemed upon shareholder request. The redemption price will be the next net asset value per share, determined after the Transfer Agent receives proper notice of redemption (see table below). Shares redeemed receive dividends declared up to and including the day preceding the day of the redemption payment.

Shares may be redeemed by employing the services of an outside broker or agent or may be redeemed directly from the Portfolio. Such broker or agent may charge a fee for its services. There are no loads imposed by the Portfolio. No charge is imposed by the Portfolio to redeem shares; however, a shareholder's bank may impose its own wire transfer fee for receipt of the wire. The Fund may execute redemptions in any amount requested by the shareholder up to the amount the shareholder has invested in the Portfolio.

A shareholder may change the authorized agent or the account designated to receive redemption proceeds at any time by writing to the Transfer Agent with an appropriate signature guarantee. Further documentation may be required when deemed appropriate by the Transfer Agent.

A telephone redemption option is made available to shareholders on the
Portfolio's Account Application. The Portfolio or the Transfer Agent may employ

                                       10

procedures designed to confirm that instructions communicated by telephone are genuine. If the Portfolio or Transfer Agent do not employ such procedures, they may be liable for losses due to unauthorized or fraudulent instructions. The
Portfolio or the Transfer Agent may require personal identification codes and will only wire funds through pre-existing bank account instructions. No bank instruction changes will be accepted via telephone.

If a shareholder wishes to add or change telephone redemption options after an account in the Portfolio has been established, the shareholder must provide the
Transfer Agent with the request in writing. The shareholder's signature must also have an appropriate signature guarantee. Other documentation may also be required; please check with the Transfer Agent for specifics.

Shareholders who do not elect telephone redemption privileges must submit their redemption requests in writing with an authorized signer's signature appropriately guaranteed. Additional documentation may also be required. Please contact the Transfer Agent for details prior to submitting any written requests.

In an attempt to reduce expenses, the Portfolio may redeem shares of any Advisor
Class shareholder whose Portfolio account has a net asset value lower than
$250,000. An involuntary redemption will not occur when drops in investment value are the sole result of adverse market conditions. The Portfolio will give
60 days prior written notice to shareholders whose shares are being redeemed to allow them to purchase sufficient additional shares of the Portfolio to avoid such redemption. The Portfolio also may redeem shares in a shareholder's account as reimbursement for loss due to the failure of a check or wire to clear in payment of shares purchased.

                                TO REDEEM SHARES

--------------------------------------------------------------------------------
1.   SHAREHOLDERS MUST PROVIDE THE FOLLOWING INFORMATION:

     a.   The dollar or share amount to be redeemed;

     b.   The account to which the redemption proceeds should be wired (this account will have been previously designated by the shareholder on the
          Account Application);

     c.   The name of the shareholder; and
     d.   The shareholder's account number.

        SHAREHOLDERS SHOULD CALL THE TRANSFER AGENT AT (800) 247-0473 TO
                             REQUEST A REDEMPTION.

--------------------------------------------------------------------------------
WHEN REDEMPTION EFFECTIVE              RESULT OF LATE NOTIFICATION OF REDEMPTION
--------------------------------------------------------------------------------
If notice is received by the           If notice is received by the Transfer
Transfer Agent by 4:00 p.m. ET on      Agent on a non-business day or after 4:00
any Business Day, the redemption       p.m. ET on a Business Day, the redemption
will be effective and payment will     notice will be deemed received as of the
be made within seven calendar days,    next Business Day.
but generally the next business day
following receipt of such notice.
Price of shares is based on the next
calculation of the NAV after the
order is placed.

--------------------------------------------------------------------------------

                           PRICING OF PORTFOLIO SHARES

The price for Portfolio shares is based on the next calculation of the
Portfolio's net asset value per share after a purchase or redemption order is placed. Portfolio net asset value is calculated by: (1) adding the market value of all the Portfolio's assets, (2) subtracting all of the Portfolio's liabilities, and then (3) dividing by the number of shares outstanding and adjusting to the nearest cent.

                                       11

The net asset value of the Portfolio is calculated by Investors Bank as of 4:00
p.m. ET on each Business Day.

All Portfolio investments are valued daily at their market price, if available, which results in unrealized gains or losses. Readily marketable fixed-income securities are valued on the basis of prices provided by a pricing service when such prices are believed by the Investment Adviser to reflect the fair value of such securities. Securities traded on an exchange are valued at their last sales price on that exchange. Securities and other financial instruments for which over-the-counter market quotations are available are valued at the latest bid price (asked price for short positions). Time deposits and repurchase agreements are generally valued at their cost plus accrued interest. All foreign holdings, receivables and payables are valued daily at the mean foreign exchange rate.
Securities with maturities less than 60 days are valued at amortized cost, which approximates market value, unless this method does not represent fair value.

To the extent that the Portfolio invests in foreign securities, these securities may be listed on foreign exchanges that trade on days when the Portfolio does not price its shares. As a result, the net asset value per share of the
Portfolio may change at a time when shareholders are not able to purchase or redeem their shares. Similarly, the Portfolio may hold securities traded on U.S.
markets where the market may close early on a given day or may regularly close prior to calculation of the Portfolio's net asset value.

Securities for which market quotations are not readily available will be valued at their fair value as determined in good faith by management utilizing fair value procedures approved by the Fund's Board of Directors. The fair value procedures involve the judgment of management and may represent prices that are otherwise unavailable on the open market.

The fair valuation of a particular security depends upon the circumstances of each individual case, and all appropriate factors relevant to the value of the security must be considered. As a general principle, the valuation should reflect the amount that the Portfolio could reasonably expect to receive for the security upon its current sale. Therefore, ascertaining fair value requires a determination of the amount that an arm's-length buyer, under the circumstances, would currently pay for the security.

Events affecting the value of such securities held by the Portfolio that occur between the close of trading in the security and the time at which the Portfolio prices its portfolio securities will not generally be reflected in the
Portfolio's calculation of its net asset value. The Investment Adviser will continuously monitor for material significant events that may call into question the reliability of market quotations obtained from an approved pricing service.
Such events may include: situations relating to a single issue in a market sector; significant fluctuations in U.S. or foreign markets; and natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Where the Investment Adviser determines that an adjustment should be made in the Portfolio security's value because significant intervening events have caused the Portfolio's net asset value per share to be materially inaccurate, the Investment Adviser shall seek to have the security "fair valued" in accordance with the Fund's fair value procedures and subject to the ratification/approval of the Fund's Board of Directors.

                                FUND'S DIVIDENDS

Net investment income (including accrued but unpaid interest, amortization of

                                       12

original issue and market discount or premium, accrued expenses and other income adjustments, such as inflation adjustments on inflation protected securities) of the Portfolio will be declared as dividends payable to the respective shareholders of record as of the second to last Business Day of each month.
Additionally, the Portfolio, at its discretion, may declare special dividends or distributions to comply with all federal tax regulations. Dividends may be suspended in November and/or December of each year if the Portfolio has already met its distribution requirements for that year.

If desired, shareholders must request to receive dividends in cash (payable on the first Business Day of the following month) on the Account Application.
Absent such notice, all dividends will be automatically reinvested in additional shares on the last Business Day of each month at the share's net asset value. A shareholder may elect to change the dividend designation on the Account
Application at any time by writing the Transfer Agent. If the Portfolio realizes net short- or long-term capital gains (i.e., with respect to assets held more than one year), the Portfolio will distribute such gains by automatically reinvesting them in additional Portfolio shares (unless a shareholder has elected to receive cash).

                                  VOTING RIGHTS

Each share of the Fund gives the shareholder one vote in Director elections and other shareholder voting matters. Matters to be acted upon affecting the
Portfolio (such as approval of the investment advisory agreement with the
Investment Adviser or the submission of changes to a fundamental Portfolio investment policy) or a particular share class, require the affirmative vote of the Portfolio shareholders or the share class holders. The election of the
Fund's Board of Directors is voted upon by shareholders on a Fund-wide basis.
The Fund is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Fund's or the
Portfolio's operation and for the election of Directors under certain circumstances. Directors may be removed by shareholders at a special meeting.
The Directors shall call a special meeting of the Portfolio upon written request of shareholders owning at least 10% of the Portfolio's outstanding shares.

                               TAX CONSIDERATIONS

The following discussion is for general information only. A potential investor should consult with his or her own tax adviser as to the tax consequences of an investment in the Portfolio, including the status of distributions from the
Portfolio under applicable state or local law. Foreign shareholders are advised to consult their own tax advisers regarding investment tax consequences in the
Portfolio. For additional information regarding tax issues pertaining to the
Portfolio, see "Supplemental Tax Considerations" in the SAI.

FEDERAL INCOME TAXES

The Portfolio will distribute all of its taxable income by automatically reinvesting such income in additional Portfolio shares and distributing those shares to its shareholders, unless a shareholder elects on the Account
Application to receive cash payments for such distributions. A shareholder may elect to change the dividend designation on the Account Application at any time by writing the Transfer Agent. Shareholders receiving distributions from the
Portfolio in the form of additional shares will be treated for federal income tax purposes as receiving a distribution in an amount equal to the fair market value of the additional shares on the date of such a distribution.

                                       13

Dividends paid by the Portfolio from its investment company taxable income
(including interest and net short-term capital gains) will be taxable to U.S.
shareholders as ordinary income, whether received in cash or in additional
Portfolio shares. Designated distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses) are generally taxable to shareholders at the applicable long-term capital gains rates, regardless of how long they have held their Portfolio shares.

A distribution will be treated as paid on December 31 of the current calendar year if it is declared by the Portfolio in October, November or December with a record date in any such month and paid by the Portfolio during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. The Portfolio will inform shareholders of the amount and tax status of all amounts treated as distributed to them not later than 60 days after the close of each calendar year.

If a shareholder holds shares through a tax-deferred account, such as a retirement plan, income and gains will not be taxable each year. Instead, the taxable portion of amounts held in a tax-deferred account generally will be subject to tax only when a distribution is made from that account.

A shareholder who sells or redeems Portfolio shares will generally realize a capital gain or loss, which will be long-term or short term, generally depending upon the shareholder's holding of the shares. An exchange of shares may be treated as a sale.

As with all mutual funds, the Portfolio may be required to withhold U.S. federal income tax at the rate of 28% of all taxable distributions payable to shareholders who:

1.   fail to provide the Portfolio with a correct taxpayer identification number; or

2.   fail to make required certifications; or

3.   have been notified by the Internal Revenue Service ("IRS") that they are subject to backup withholding.

Backup withholding is not an additional tax; rather, it is a way in which the
IRS ensures it will collect taxes otherwise due. Any amount withheld may be credited against U.S. federal income tax liability.

The foregoing discussion is only a brief summary of the important federal tax considerations generally affecting the Portfolio and its shareholders. As noted
above, tax-deferred plans receive special tax treatment. No attempt is made to present a detailed explanation of the Federal, state, local or foreign income tax treatment of the Portfolio or its shareholders, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential investors in the Portfolio should consult their tax advisers with specific reference to their own tax situation.

STATE, LOCAL OR FOREIGN TAXES

The Portfolio may be subject to state, local or foreign taxation in any jurisdiction in which the Portfolio may be deemed to be doing business.
Portfolio distributions may be subject to state and local taxes. Portfolio distributions derived from interest on obligations of the U.S. Government and certain of its agencies, authorities and instrumentalities may be exempt from state and local taxes in certain states. Shareholders should consult their own

                                       14

tax advisers regarding possible state and local income tax exclusions for dividend portions paid by the Portfolio, which are attributable to interest from obligations of the U.S. government, its agencies, authorities and instrumentalities.

                        DISTRIBUTION OF PORTFOLIO SHARES

Shares of the Fund are distributed by Quasar, pursuant to a Distribution
Agreement dated as of October 1, 2001, by and among the Fund, Investors Bank and
Quasar. Investors Bank pays the distribution fees and FFTW pays all other fees and expenses related to distribution of the Portfolio shares. In this relationship, the Fund and Quasar have agreed to indemnify one another against certain liabilities.

In addition, pursuant to a Shareholder Services Plan of the Advisor Class shares of the Portfolio may pay a monthly shareholder service fee at an annual rate of
0.25% of the Advisor Class's average net assets throughout the month for providing shareholder support services, or such lesser amount as the Directors may determine from time to time. The Fund may remit up to the full amount of this shareholder service fee to intermediaries (such as banks, broker-dealers, and other service-providers), for providing shareholder support services. At the present time, the Fund is not assessing the shareholder service fee in the
Advisor Class shares. Should the Fund wish to impose this fee, the Board must approve its implementation and provide shareholders with 60 days prior notice.

Because the shareholder service fee is paid out of the Advisor Class'
Portfolio's assets on an ongoing basis, they will increase the cost of your investment and may cost you more than paying other types of sales charges.

                             INVESTMENT INFORMATION

                  PERMITTED INVESTMENT STRATEGIES, INVESTMENTS
                              AND ASSOCIATED RISKS

Principal Investment Strategies

o    Asset-Backed Securities

o    Bank Obligations

o    Corporate Debt Instruments

o    Derivative Securities

o    Duration Management Transactions

o    Foreign Instruments

o    Investment Companies

o    Mortgage-Backed Securities

o    U.S. Government, and government sponsored Agency Securities

Other Investments

o    Dollar Roll Transactions

o    Illiquid Securities

o    Inflation-Indexed Securities

o    Loan Participations and Assignments

o    Repurchase and Reverse Repurchase Agreements

                                       15

o    Short Sales Transactions

o    Stripped Instruments

o    Swaps

o    TBA Transactions

o    Total Return Swaps

o    When Issued and Forward Commitment Securities

o    Zero Coupon Securities

ASSET-BACKED SECURITIES

Asset-backed securities are secured by or backed by a pool of financial assets.
These securities are sponsored by such institutions as finance companies, finance subsidiaries of industrial companies and investment banks. Asset-backed securities have structural characteristics similar to mortgage-backed securities, and include assets such as:

a.   motor vehicle installment sale contracts;

b.   other installment sale contracts;

c.   home equity loans;

d.   leases of various types of real and personal property; and

e.   receivables from revolving credit (credit card) agreements.

          RISKS: The principal amount of asset-backed securities is generally subject to partial or total prepayment risk. If an asset-backed security is purchased at a premium (or discount) to par, a prepayment rate that is faster than expected will reduce (or increase) the yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect on yield to maturity. In some cases, these securities may not have any security interest in the underlying assets, and recoveries on the repossessed collateral may not be available to support payments on these securities.

BANK OBLIGATIONS

Bank obligations are bank issued securities. These instruments include, but are not limited to:

a.   Time Deposits,

b.   Certificates of Deposit,

c.   Bankers' Acceptances,

d.   Bank Notes,

e.   Deposit Notes,

f.   Eurodollar Time deposits,

g.   Eurodollar Certificates of deposit,

h.   Variable Rate Notes,

i.   Loan Participations,

j.   Variable Amount Master Demand Notes,

k.   Yankee CDs, and

l.   Custodial Receipts.

          RISKS: Investing in bank obligations exposes the Portfolio to risks associated with the banking industry such as interest rate and credit risks.

CORPORATE DEBT INSTRUMENTS

Corporate bonds are debt instruments issued by corporations. As creditors, bondholders have a prior legal claim over common and preferred stockholders of the corporation as to both income and assets for the principal and interest due to the bondholder. The Portfolio purchases corporate bonds subject to quality restraints. Commercial paper, notes and other obligations of U.S. and foreign corporate issuers (including medium-term and variable rate notes) must meet the
Portfolio's credit quality standards. The Portfolio may retain a downgraded corporate debt security if the Investment Adviser determines retention of such

                                       16

security to be in the Portfolio's best interests.

          RISKS: Investing in corporate debt securities subjects the Portfolio to interest rate risk and credit risk.

DERIVATIVE SECURITIES

Derivative securities are instruments whose value is derived from the value of other assets such as commodities, stocks, bonds, and market indices. Derivatives include:

     a.   swaps;

     b.   caps, floors and collars;

     c.   forward foreign currency contracts;

     d.   futures contracts; and

     e.   options.

a. SWAPS

Interest rate swaps involve the Portfolio's exchange with another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments. Mortgage swaps are similar to interest rate swaps in that both represent commitments to pay and receive funds. Currency swaps involve the exchange of respective rights to make or receive payments in specified currencies Credit default swaps involve the transfer of credit exposure of fixed income securities. The buyer of a credit default swap receives credit protection, whereas the seller of the swap guarantees the credit worthiness of the security. By doing this, the risk of default is transferred from the holder of the fixed income security to the seller of the credit default swap.

b. CAPS, FLOORS AND COLLARS

An interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payment of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling the interest rate floor. An interest rate collar incorporates a cap and a floor in one transaction as described above.

c. FORWARD FOREIGN CURRENCY CONTRACTS

A forward foreign currency contract is the purchase or sale of a foreign currency on a future specified date at a pre-determined exchange rate, in order to hedge the currency exchange risk associated with assets or obligations denominated in foreign currencies. Synthetic hedging is a technique utilizing forward foreign exchange contracts that is frequently employed by the Portfolio.
It entails entering into a forward contract to sell a currency, the changes in value of which are generally considered to be linked to a currency or currencies in which some or all of the Portfolio's securities are or are expected to be denominated, and buying U.S. dollars. There is a risk that the perceived linkage between various currencies may not be present during the particular time that the Portfolio is engaging in synthetic hedging. The Portfolio may also cross-hedge currencies by entering into forward contracts to sell one or more currencies that are expected to decline in value relative to other currencies to which the Portfolio has or expects to have exposure.

d. FUTURES CONTRACTS

A futures contract is an agreement to buy or sell a specific amount of a financial instrument at a particular price on a specified date. The futures

                                       17

contract obligates the buyer to purchase the underlying asset and the seller to sell it. Substantially all futures contracts are closed out before settlement date or called for cash settlement. A futures contract is closed out by buying or selling an identical offsetting futures contract that cancels the original contract to make or take delivery. At times, the ordinary spreads between values in the cash and futures markets, due to differences in the character of these markets, are subject to distortions. The possibility of such distortions means that a correct forecast of general market, foreign exchange rate or interest rate trends may not produce the Portfolio's intended results.Losses from investing in futures transactions that are unhedged or uncovered are potentially unlimited.

e. OPTIONS CONTRACTS

An option is a contractual right, but not an obligation, to buy (call) or sell
(put) an asset in exchange for an agreed upon sum. If the right is not exercised within a specified period of time, the option expires and the option buyer forfeits the amount paid. An option may be a contract that bases its value on the performance of an underlying bond. When the Portfolio writes a call option, it gives up the potential for gain on the underlying securities or currency in excess of the exercise price of the option during the period that the option is open. A put option gives the purchaser, in return for a premium, the right, for a specified period of time, to sell the securities or currency subject to the option to the writer of the put at the specified exercise price. The writer of the put option, in return for the premium, has the obligation, upon exercise of the option, to acquire the securities or currency underlying the option at the exercise price. The Portfolio might, therefore, be obligated to purchase the underlying securities or currency for more than their current market price.

The Portfolio will not enter into a swap, cap or floor unless the unsecured commercial paper, senior debt or claims paying ability of the counterparty is rated either A or A-1 or better by S&P or A or P-1 or better by Moody's. If unrated, it must be determined to be of comparable quality by the Investment
Adviser.

All derivatives require the Portfolio to segregate, in a separate custody account, cash (in any applicable currency), U.S. government securities, or other liquid and unencumbered securities (in any applicable currency) equal to the amount of the Portfolio's obligations under the terms of the derivative contract. When the Portfolio purchases a future or a forward foreign currency contract for non-hedging purposes, the sum of the segregated assets plus the amount of initial and variation margin held in the broker's account, if applicable, must equal the market value of the future or forward foreign currency contract. Should the market value of the contract move adversely to the
Portfolio, or if the value of the securities in the segregated account declines, the Portfolio will be required to deposit additional cash or securities in the segregated account at a time when it may be disadvantageous to do so.

     HEDGING

     Derivatives are often used to hedge against a given investment's risks of future gain or loss. Such risks include changes in interest rates, foreign currency exchange rates and securities prices.

          RISKS: Derivatives are subject to the risk of changes in security prices, and credit risk with respect to the counterparty for derivatives not entered into on a U.S. or foreign futures and options exchange. Certain derivatives may also have a leveraging effect that will increase the Portfolio's volatility of returns. The Portfolio

                                       18

          may not be able to close out a futures or options position when it would be most advantageous to do so.

DOLLAR ROLL TRANSACTIONS

Dollar roll transactions consist of the sale of mortgage-backed securities, with a commitment to purchase similar but not necessarily identical securities at a future date. The Portfolio will maintain a segregated custodial account for dollar roll transactions. The segregated accounts may contain cash, U.S.
Government securities or other liquid, unencumbered securities having an aggregate value at least equal to the amount of such commitments to repurchase the securities under the dollar roll transaction (including accrued interest).

          RISKS: Should the broker-dealer to whom the Portfolio sells an underlying security of a dollar roll transaction become insolvent, the
          Portfolio's right to purchase or repurchase the security may be restricted, or the price of the security may change adversely over the term of the dollar roll transaction.

DURATION MANAGEMENT

Duration measures a bond's price volatility, incorporating the following factors:

a.   the bond's yield;

b.   coupon interest payments;

c.   final maturity;

d.   call features; and

e.   prepayment assumptions.

Duration measures the expected life of a debt security on a present value basis.
It incorporates the length of the time intervals between the present time and the time that the interest and principal payments are scheduled (or in the case of a callable bond, expected to be received) and weighs them by the present values of the cash to be received at each future point in time. For any debt security with interest payments occurring prior to the payment of principal, duration is always less than maturity. In general, for the same maturity, the lower the stated or coupon rate of interest of a debt security, the longer the duration of the security; conversely, the higher the stated or coupon rate of interest of a debt security, the shorter the duration of the security.

The market price of a bond with an effective duration of two years would be expected to decline 2% if interest rates rose 1%. If a bond has an effective duration of three years, a 1% increase in general interest rates would be expected to cause the bond's value to decline by about 3%.

Futures, options and options on futures have durations closely related to the duration of the securities that are underlying them. Holding long futures or call options will lengthen the Portfolio's duration by approximately the same amount that holding an equivalent amount of the underlying securities would.
Short futures or put option positions have durations roughly equal to the negative duration of the securities that underlie those positions and have the effect of reducing duration by approximately the same amount as selling an equivalent amount of the underlying securities.

For inflation-indexed securities, real duration measures the price sensitivity of a bond as real interest rates (i.e. nominal interest rates adjusted for inflation) move up and down. Real duration is the primary measurement of risk,

                                       19

because these securities are subjected to real rate changes but are protected against fluctuations in inflation.

          RISKS: There is no assurance that deliberate changes in the
          Portfolio's weighted average duration will enhance its return relative to more static duration policies, and may in fact detract from its relative return.

FOREIGN INSTRUMENTS

A. FOREIGN SECURITIES

Foreign securities are securities issued by entities domiciled outside the
United States. They are typically denominated in currencies other than the U.S.
dollar and may be denominated in any single currency or multi-currency units.
The Investment Adviser will adjust exposure of the Portfolio to different currencies based on its perception of the most favorable markets and issuers. In allocating assets among multiple markets for the Portfolio, the Investment
Adviser will assess the relative yield and anticipated direction of interest rates in particular markets, general market and economic conditions and the relationship of currencies of various countries to each other. It is further anticipated that such securities will be issued primarily by governmental and private entities located in such countries and by supranational entities. The
Portfolio will only invest in countries considered to have stable governments, based on the Investment Adviser's analysis of social, political, and economic factors.

B. FOREIGN GOVERNMENT, INTERNATIONAL AND SUPRANATIONAL AGENCY SECURITIES

These securities include debt obligations issued or guaranteed by a foreign government or its subdivisions, agencies and instrumentalities, international agencies and supranational entities.

          RISKS: Generally, foreign financial markets have substantially less volume than the U.S. market. Securities of many foreign companies are less liquid and their prices more volatile than securities of comparable domestic companies. The Portfolio may invest portions of its assets in securities denominated in foreign currencies. These investments carry risks of fluctuations of exchange rates relative to the U.S. dollar. Securities issued by foreign entities (governments, corporations, etc.) may involve risks not associated with U.S.
          investments, including expropriation of assets, taxation, political or social instability and less strict regulatory and financial reporting standards--all of which may cause declines in investment returns.

The Portfolio may also purchase interest-only, principal-only or Regulation S securities.

ILLIQUID SECURITIES

Illiquid securities may not be sold or disposed of in the ordinary course of business within seven days for approximately the value at which the Portfolio has valued the securities. These include:

1.   securities with legal or contractual restrictions on resale;

2.   time deposits, repurchase agreements and dollar roll transactions having maturities longer than seven days; and

3.   securities not having readily available market quotations.

                                       20

Although the Portfolio is allowed to invest up to 15% of the value of its net assets in illiquid assets, it is not expected that the Portfolio will invest a significant portion of its assets in illiquid securities. The Investment Adviser monitors the liquidity of such restricted securities under the supervision of the Board of Directors.

The Portfolio may purchase securities not registered under the Securities Act of
1933 as amended, (the "1933 Act"), but which can be sold to qualified institutional buyers in accordance with Rule 144A under that Act ("Rule 144A
Securities"). The Portfolio also may invest in commercial paper issued in reliance on the so-called "private placement" exemption from registration afforded by Section 4(2) of the 1933 Act ("Section 4(2) Paper"). Section 4(2)
Paper and 144A Securities are restricted as to disposition under the federal securities laws, and are generally sold to institutional investors. Any resale by the purchaser must be in an exempt transaction. These securities are normally resold to other institutional investors through or with the assistance of the issuer or investment dealers who make a market in the security, thus providing liquidity. The Portfolio may also purchase interest-only, principal-only and
Regulation S securities. Interest-only and principal-only securities are called stripped instruments. A description and related risks of each are found below.
Regulation S securities are securities offered and sold outside of the U.S.
Regulation S securities are exempt from registration provided certain requirements are met. Rule 144A Securities, Section 4(2) Paper, interest-only, principal-only and Regulation S Securities may be determined to be illiquid securities, although the Fund's Board has adopted procedures that permit them to be determined liquid in certain circumstances. If a particular investment in
Rule 144A Securities, Section 4(2) Paper or private placement securities, interest-only, principal-only or Regulation S securities is not determined to be liquid, that investment will be included within the 15% limitation on investment in illiquid securities.

          RISKS: Investing in illiquid securities presents the potential risks of tying up the Portfolio's assets at a time when liquidating assets may be necessary to meet redemptions and expenses.

INDEXED NOTES, CURRENCY EXCHANGE-RELATED SECURITIES AND SIMILAR SECURITIES

These securities are notes, the principal amount of which and/or the rate of interest payable are determined by reference to an index. This index may be determined by the rate of exchange between the specified currency for the note and one or more other currencies or composite currencies.

          RISKS: Foreign currency markets can be highly volatile and are subject to sharp price fluctuations.

INFLATION-INDEXED SECURITIES

Inflation-indexed securities are linked to the inflation rate in worldwide markets, such as the U.S. Treasury's "inflation-protection" bonds. Inflation protected securities issued by the U.S. Treasury are also called "TIPS". The principal is adjusted for inflation (payable at maturity), and the semi-annual interest payments equal a fixed percentage of the inflation adjusted principal amount. The inflation adjustments are based upon the Consumer Price Index (CPI)
for Urban Consumers. The original principal value of TIPS is guaranteed, even during a period of deflation. The par value of a TIPS bond at maturity will be the greater of the original principal or the inflation adjusted principal. These securities may be eligible for coupon stripping under the U.S. Treasury program.
U.S. corporations and government agencies have also issued inflation-indexed securities sporadically in the past.

                                       21

Inflation-indexed securities also have been issued by sovereign countries such as Australia, Canada, France, New Zealand, Sweden and the United Kingdom in
their respective currencies. The mechanics for adjusting the principal value of foreign inflation-indexed securities is similar but not identical to the process used in the United States. In addition, these countries may not provide a guarantee of principal value at maturity, in which case the adjusted principal value of the bond repaid at maturity may be less than the original principal.

CPI futures are exchange-traded futures contracts that represent the inflation on a notional value of $1,000,000 for a period of three months, as implied by the CPI. An inflation swap is a contract between two counterparties who agree to swap cash flows based on the inflation rate against fixed cash flows. CPI futures and inflation swaps can be used to hedge the inflation risk in nominal bonds and can be combined with U.S. Treasury futures contracts to create synthetic TIPS.

          RISKS: If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury
          inflation-indexed bonds, even during a period of deflation. The
          Portfolio also may invest in other inflation-linked bonds that may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal. In addition, adjustments to principal will generally result in taxable income to the Portfolio at the time of such adjustment (which would generally be distributed by the Portfolio as part of its taxable dividends), even though the principal amount is not paid until maturity. The current market value of the bonds is not guaranteed and will fluctuate.

          The U.S. Treasury began issuing inflation-indexed bonds only in 1997.
          As such, trading history for TIPS is shorter than for other U.S.
          Treasury note and bond programs and liquidity is generally lower than for nominal bonds. However, the U.S. Treasury has reaffirmed its commitment to issue TIPS and an improvement in liquidity is expected to continue. Lack of a liquid market may impose the risk of higher transaction costs and the possibility that the Portfolio may be forced to liquidate positions when it would not be advantageous to do so.
          Finally, there can be no assurance that the Consumer Price Index for
          Urban Consumers will accurately measure the real rate of inflation in the price of goods and services.

INVESTMENT COMPANIES

An investment company is an investment vehicle, which, for a management fee, invests the pooled funds of investors in securities appropriate for its investment objectives. The Portfolio may invest in the shares of another registered investment company subject to the limitations under the 1940 Act. Two basic types of investment companies exist:

                                       22

1.   Open end funds: these funds have a floating number of outstanding shares and will sell or redeem shares at their current net asset value,

2.   Closed end funds: these funds have a fixed number of outstanding shares that are typically traded on an exchange.

The Portfolio will not invest in any fund that charges a "load."

          RISKS: As a shareholder in a registered investment company, the
          Portfolio will bear its ratable share of that investment company's expenses, including its advisory and administration fees. Generally, risks posed by a particular fund will mirror those posed by the underlying securities. A money market fund has the highest safety of principal, whereas bond funds are vulnerable to interest rate movements.

The Commission has granted the Fund an exemptive order which permits the
Portfolio to invest in another Portfolio within the FFTW Funds, Inc. family.
This is commonly referred to as cross-portfolio investing. To the extent such cross-portfolio investing occurs, investors will not be double-charged advisory fees. Investors pay advisory fees only on the Portfolio in which they are directly invested.

LOAN PARTICIPATIONS AND ASSIGNMENTS

Fixed and floating rate loans ("Loans") are arranged through private negotiations between an entity whose securities the Portfolio could have purchased directly (a "Borrower") and one or more financial institutions
("Lenders"). The Portfolio may invest in Loans in the form of assignments
("Assignments") of all or a portion of Loans from third parties or in the form of Participations ("Participations"). When the Portfolio purchases an Assignment from a Lender, the Portfolio will acquire direct rights against the Borrower on the Loan, except that under certain circumstances such rights may be more limited than those held by the assigning Lender. When the Portfolio purchases a
Participation, the Portfolio will have a contractual relationship only with the
Lender, and not the Borrower. The Portfolio will have the right to receive payments of principal, interest and any fee to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the Borrower. Because an investment in a Participation is subject to the credit risk of both the Borrower and the Lender, the Portfolio will acquire a Participation only if the Lender interpositioned between the Portfolio and the Borrower is determined by the Investment Adviser to be creditworthy.

          RISKS: The Portfolio generally will have no right to enforce compliance by the Borrower with the terms of the loan agreement relating to the Loan, nor any rights or set-off against the Borrower, and the Portfolio may not benefit directly from any collateral supporting the Loan in which they have purchased a Participation. As a result, the Portfolio will assume the credit risk of both the Borrower and the Lender that is selling the Participation.

MORTGAGE-BACKED SECURITIES

Mortgage-backed securities are securities representing ownership interests in, or debt obligations secured entirely or primarily by, "pools" of residential or commercial mortgage loans or other mortgage-backed securities. Mortgage-backed securities may take a variety of forms, the most common being:

     1.   Mortgage-pass-through securities issued by

                                       23

          a.   the Government National Mortgage Association (Ginnie Mae),

          b.   the Federal National Mortgage Association (Fannie Mae),

          c.   the Federal Home Loan Mortgage Corporation (Freddie Mac),

          d.   commercial banks, savings and loan associations, mortgage banks or by issuers that are affiliates of or sponsored by such
               entities,

     2.   Collateralized Mortgage Obligations ("CMOs"), which are debt obligations collateralized by such assets, and

     3.   Commercial mortgage-backed securities.

The Investment Adviser expects that new types of mortgage-backed securities may be created offering asset pass-through and asset-collateralized investments in addition to those described above by governmental, government-related and private entities. As new types of mortgage-related securities are developed and offered to investors, the Investment Adviser will consider whether it would be appropriate for such Portfolio to make investments in them.

CMOs are structured bonds collateralized by mortgage pass-through securities.
Cash flows from mortgage pass-through securities are allocated to various tranches in a predetermined, specified order. Each tranche has a stated maturity
(the latest date by which the tranche can be completely repaid, assuming no prepayments) and has an average life (the average of the time to receipt of a principal payment weighted by the size of the principal payment). The average life is typically used as a proxy for maturity because the debt is amortized, rather than being paid off entirely at maturity.

          RISKS: Mortgage-backed and other asset-backed securities carrying the risk of a faster or slower than expected prepayment of principal which may affect the duration and return of the security. Changes in interest rates affect the Portfolio's asset value since holdings will generally increase in value when interest rates fall and decrease when interest rates rise. Compared to debt that cannot be prepaid, mortgage and asset-backed Securities are less likely to increase in value, and may decrease in value during periods of declining interest rates and may have a higher risk of decline in value during periods of rising interest rates.

REPURCHASE AND REVERSE REPURCHASE AGREEMENTS

When participating in repurchase agreements, the Portfolio buys securities from a vendor (e.g., a bank or securities firm) which the Portfolio's Investment
Adviser has deemed creditworthy, subject to the oversight of the Fund's Board of
Directors, with the agreement that the vendor will repurchase the securities at the same price plus interest at a later date. Repurchase agreements may be characterized as loans secured by the underlying securities. In a reverse repurchase, the Portfolio sells securities it holds to a vendor with the agreement that it will repurchase the securities at the same price plus interest at a later date. Reverse repurchases may be characterized as borrowings secured by the underlying securities. Repurchase transactions allow the Portfolio to earn a return on available cash at minimal market risk. The Portfolio may be subject to various delays and risks of loss should the vendor become subject to a bankruptcy proceeding or if it is otherwise unable to meet its obligation to repurchase. The securities underlying a repurchase agreement will be marked to market every business day so that the value of such securities is at least equal to the value of the repurchase price thereof, including the accrued interest thereon.

                                       24

Repurchase and reverse repurchase agreements may also involve foreign government securities for which there is an active repurchase market. Transactions in foreign repurchase and reverse repurchase agreements may involve additional risks. The Investment Adviser expects that such repurchase and reverse repurchase agreements will primarily involve government securities of countries belonging to the Organisation for Economic Cooperation and Development ("OECD").
The member countries of the OECD include: Australia, Austria, Belgium, Canada,
Czech Republic, Denmark, Finland, France, Germany, Greece, Hungary, Iceland,
Ireland, Italy, Japan, Korea, Luxembourg, Mexico, Netherlands, New Zealand,
Norway, Poland, Portugal, Spain, Sweden, Switzerland, Turkey, United Kingdom and
the United States.

The Portfolio will maintain a segregated custodial account for the Portfolio's reverse repurchase agreements. Until repayment is made, the segregated accounts may contain cash, U.S. government securities or other liquid, unencumbered securities having an aggregate value at least equal to the amount of such commitments to repurchase (including accrued interest). Repurchase and reverse repurchase agreements will generally be restricted to those maturing within seven days.

          RISKS: If the other party to a repurchase and/or reverse repurchase agreement becomes subject to a bankruptcy or other insolvency proceeding, or fails to satisfy its obligations thereunder, delays may result in recovering cash or the securities sold, or losses may occur as to all or part of the income, proceeds or rights in the security.

SHORT SALES

Short sales are transactions in which the Portfolio sells a security it does not own in anticipation of a decline in the market value of that security. Short selling provides the Investment Adviser with flexibility to reduce certain risks of the Portfolio's holdings and increase the Portfolio's total return. To the extent that the Portfolio has sold securities short, it will either (i) maintain a daily segregated account, containing cash, U.S. government securities or other liquid and unencumbered securities, at such a level that (a) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (b) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time it was sold short or (ii) hold an offsetting long position.

          RISKS: A short sale is generally used to take advantage of an anticipated decline in price or to protect a profit. The Portfolio will incur loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Portfolio replaces the borrowed money. The amount of any loss will be increased by the amount of any premium or amounts in lieu of interest the Portfolio may be required to pay in connection with a short sale. The potential loss from a short sale is unlimited.

STRIPPED INSTRUMENTS

Stripped instruments are bonds, reduced to its two components: the right to receive periodic interest payments (IOs) and the right to receive principal repayments (POs). Each component is then sold separately. Such instruments include:

a.   Municipal Bond Strips;

b.   Treasury Strips; and

                                       25

c.   Stripped Mortgage-Backed Securities.

          RISKS: POs do not pay interest; return is solely based on payment of principal at maturity. Both POs and IOs tend to be subject to greater interim market value fluctuations in response to changes in interest rates. Stripped Mortgage-Backed Securities IOs run the risk of unanticipated prepayment which will decrease the instrument's overall return.

TBA (TO BE ANNOUNCED) TRANSACTIONS

In a TBA transaction, the type of mortgage-backed securities to be delivered is specified at the time of trade, but the actual pool numbers of the securities to be delivered are not known at the time of the trade. For example, in a TBA transaction, an investor could purchase $1 million 30 year mortgage-backed securities issued by the Federal National Mortgage Association and receive up to three pools on the settlement date. The pool numbers to be delivered at settlement will be announced shortly before settlement takes place. Agency pass-through mortgage-backed securities are usually issued on a TBA basis. The
Portfolio will maintain a segregated custodial account containing cash, U.S.
Government securities or other liquid and unencumbered securities having a value at least equal to the aggregate amount of the Portfolio's TBA transactions.

          RISKS: The value of the security on the date of delivery may be less than its purchase price, presenting a possible loss of asset value. In addition, the Portfolio may experience delays in payment or loss of income if the counterparty fails to perform under the contract.

TOTAL RETURN SWAPS

A total return swap is a contract between two counterparties who agree to swap periodic payments for the life of the contract. Typically, one party receives the total return (interest payments plus any capital gains or losses for the payment period) from a specified reference asset, while the counterparty receives a specified fixed or floating cash flow (e.g., LIBOR) that is not related to the creditworthiness of the reference asset. The payments are based upon the same notional amount of the reference asset. The reference asset may be any asset (e.g., bonds or loans), an index, or a basket of assets.

          RISKS: Swap contracts can be less liquid and more difficult to value than other investments. Because its cash flows are based in part on changes in the value of the reference asset, a total return swap's market value will vary with changes in that reference asset. In addition, the Portfolio may experience delays in payment or loss of income if the counterparty fails to perform under the contract.

U.S. GOVERNMENT AND AGENCY SECURITIES AND GOVERNMENT-SPONSORED ENTERPRISES/
FEDERAL AGENCIES

U.S. government and agency securities are issued by or guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities and supported by the full faith and credit of the United States. The Portfolio also may invest in other securities which may be issued by a U.S.
government-sponsored enterprise or federal agency, and supported either by its ability to borrow from the U.S. Treasury or by its own credit standing. Such securities do not constitute direct obligations of the United States but are issued, in general, under the authority of an Act of Congress. The universe of eligible securities in these categories includes (but is not limited to) those sponsored

                                       26

by:

     a.   U.S. Treasury Department;

     b.   Federal Housing Administration;

     c.   Federal Home Loan Mortgage Corporation;

     d.   Federal National Mortgage Association;

     e.   Federal Home Loan Bank;

     f.   Government National Mortgage Association; and

     g.   U.S. Department of Veterans' Affairs.

          RISKS: Although U.S. government securities are generally considered to be among the safest type of investment in terms of credit risk, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies, authorities and instrumentalities or sponsored enterprises, such as the Government National Mortgage Association ("GNMA"), are backed by the full faith and credit of the U.S. Treasury, while others, such as
          Federal National Mortgage Association ("FNMA"), Federal Home Loan
          Mortgage Corporation ("Freddie Mac") and Federal Home Loan Banks
          ("FHLBs"), are backed solely by the ability of the entity to borrow from the U.S. Treasury or by the entity's own resources. No assurance can be given that the U.S. government would provide financial support to U.S. government agencies, authorities, instrumentalities, or sponsored enterprises if it is not obliged to do so by law.

WHEN ISSUED AND FORWARD COMMITMENTS

The purchase of a when issued or forward commitment security will be recorded on the date the Portfolio enters into the commitment. The value of the security will be reflected in the calculation of the Portfolio's net asset value. The value of the security on delivery date may be more or less than its purchase price. Generally, no interest accrues to the Portfolio until settlement. The
Portfolio will maintain a segregated custodial account containing cash, U.S.
Government securities or other liquid and unencumbered securities having a value at least equal to the aggregate amount of the Portfolio's when issued and forward commitment transactions.

          RISKS: The value of the security on the date of delivery may be less than its purchase price.

ZERO COUPON SECURITIES

Zero coupon securities are typically sold at a deep discount from their face value. Such securities make no periodic interest payments however the buyer receives a rate of return by the gradual appreciation of the security, until it is redeemed at face value on a specified maturity date.

          RISKS: Zero coupon securities do not pay interest until maturity and tend to be subject to greater interim market value fluctuations in response to interest rate changes than interest paying securities of similar maturities. Credit risk is generally greater for investments that are required to pay interest only at maturity rather than at intervals during the life of the investment.

                                       27

                               PORTFOLIO TURNOVER

Portfolio turnover rates are believed to be higher than the turnover experienced by most fixed income funds, due to the Investment Adviser's active management of duration. The Investment Adviser will not consider the portfolio turnover rate to be a limiting factor in making investment decisions for the Portfolio. High
Portfolio turnover may involve greater brokerage commissions and transactions costs which will be paid by the Portfolio. In addition, high turnover rates may result in increased short-term capital gains.

                        SUPPLEMENTAL INVESTMENT POLICIES

Currently, non-hedging transactions are subject to either of two alternative limitations. Under one alternative, the aggregate initial margin and premiums required to establish non-hedging positions in futures contracts and options may not exceed 15% of the fair market value of the Portfolio's net assets (after taking into account unrealized profits and unrealized losses on any such contracts). Under the other alternative, which has been established by the CFTC on a temporary basis, the notional value of non-hedging futures contracts and related options may not exceed the liquidation value of the Portfolio (after taking into account unrealized profits and unrealized losses on any such contracts).

                           FINANCIAL HIGHLIGHTS TABLE

The Financial Highlights Tables are intended to help you understand Advisor class's financial performance for the past five years, or, if shorter, the period of the Portfolio operations. Certain information reflects financial results for a single Portfolio share. "Total Return" indicates how much an investment in each respective Portfolio would have earned or lost, assuming all dividends and distributions had been reinvested. This information has been audited by KPMG LLP. You will find the report of independent registered public accounting firm and the FFTW Funds, Inc. financial statements in the annual report, which is available upon request.

                                       28

FFTW FUNDS,INC.

FINANCIAL HIGHLIGHTS(CONTINUED)
LIMITED DURATION PORTFOLIO

                                                                                 FOR THE YEAR ENDED,
                                                                   -------------------------------------------------
For a share outstanding                                            DEC.31,     DEC.31,   DEC.31,   DEC.31,   DEC.31,
throughout the period:                                              2004        2003      2002       2001     2000
--------------------------------------------------------------------------------------------------------------------

PER SHARE DATA
--------------
Net asset value, beginning of period                               $   9.96    $ 10.15   $ 10.05   $  9.85   $  9.66

INCREASE (DECREASE) FROM INVESTMENT OPERATIONS
----------------------------------------------
Net investment income                                                  0.31 *    0.34 *    0.42       0.53      0.61
Net realized and unrealized gain (loss) on investments
  and financial futures contracts                                     (0.15)    (0.09)     0.15       0.19      0.19
                                                                   --------    ------    -------   -------   -------
Total from investment operations                                       0.16      0.25      0.57       0.72      0.80
                                                                   --------    ------    -------   -------   -------
LESS DISTRIBUTIONS
------------------
From net investment income                                             0.35      0.38      0.42       0.52      0.61
From net realized gain on investments,
  and financial futures contracts                                      0.01      0.06      0.05       -         -
                                                                   --------    ------    -------   -------   -------
Total distributions                                                    0.36      0.44      0.47       0.52      0.61
                                                                   --------    ------    -------   -------   -------
Net asset value, end of period                                     $   9.76    $ 9.96    $ 10.15   $  10.05  $  9.85
                                                                   ========    ======    =======   ========  =======
TOTAL RETURN                                                           1.65%     2.49%     5.81%      7.46%     8.52%
------------

RATIOS/SUPPLEMENTAL DATA
------------------------
Net assets, end of period (000's)                                    $77,960  $124,072  $165,870   $117,357   $97,484
Ratio of operating expenses to average net assets,
  exclusive of interest expense (a)                                    0.37%     0.35%     0.30%      0.30%     0.30%
Ratio of operating expenses to average net assets,
  inclusive of interest expense (a)                                    0.37%     0.35%     0.30%      0.30%     0.30%
Ratio of net investment income to average net assets (a)               3.13%     3.35%     4.19%      5.32%     6.25%
Decrease in above expense ratios due to waiver of
  investment advisory fees                                             0.20%     0.20%     0.24%      0.23%     0.24%
Portfolio Turnover                                                      191%      352%      110%       209%      327%
----------------------------------------------------------------------------------------------------------------------
(a) Net of waivers.
*   Calculation based on average shares outstanding.

See Notes to Financial Statements.

                                       29

                             SHAREHOLDER INQUIRIES

This Prospectus contains a concise statement of information investors should know before they invest in the Portfolio. Please retain this Prospectus for future reference. Additional information about the Portfolio's investments is available in the Portfolio's Annual and Semi-Annual Reports to shareholders, as well as the SAI dated April 30, 2005 (as amended from time to time). The SAI provides more detailed information about the Portfolio, including its operations and investment policies. A current SAI is on file with the Commission and is incorporated by reference and is legally considered a part of this Prospectus.
In the Portfolio's Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year.

The Portfolio's SAI, Annual and Semi-Annual reports are available, without charge, upon request by contacting the Transfer Agent at (800) 247-0473. You may also request other information about the Portfolio and make inquiries by contacting (800) 247-0473.

A copy of the SAI, as well as additional information about the Portfolio, can be obtained free of charge on the Internet at: http://www.fftw.com/. Copies of the
Annual and Semi-Annual Reports of the Portfolio are not available at this website as prospective shareholders may request copies of these Reports from the
Transfer Agent and existing investors are mailed these Reports when they become available.

Information about the Portfolio (including the SAI) can be reviewed and copied at the Commission's Public Reference Room in Washington D.C. Information on the
operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Portfolio are available on the EDGAR Database on the Commission's Internet site at
http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission,
Washington D.C. 20549-0102 or by electronic request at the following e-mail address: publicinfo@sec.gov.

DISTRIBUTED BY:
QUASAR DISTRIBUTORS, LLC

Fund's Investment Company Act filing number: 811-5796

                                       30

                                FFTW FUNDS, INC.

--------------------------------------------------------------------------------

================================================================================

                                   PROSPECTUS
                            WORLDWIDE CORE PORTFOLIO

================================================================================

                                  ADVISOR CLASS

--------------------------------------------------------------------------------

                                 APRIL 30, 2005

THE SECURITIES AND EXCHANGE COMMISSION (THE "COMMISSION") HAS NOT APPROVED OR
DISAPPROVED THE PORTFOLIO'S SHARES AS AN INVESTMENT OR DETERMINED WHETHER THIS
PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING
A CRIME.

The Portfolio offers two separate classes of shares: Advisor Shares and Investor
Shares. This Prospectus offers the Portfolio's Advisor Shares. A separate
Prospectus offers the Portfolio's Investor Shares. The Portfolio's separate share classes have different expenses; as a result, their investment performance will differ.

                                    CONTENTS

                                                                         PAGE
                                                                      ----------
Risk/Return Summary                                                        3
Investment Objectives, Principal Investment Strategies and
   Investments                                                             3
Principal Investment Risks                                                 4
Risk Return Bar Chart and Table                                            6
Fee Table                                                                  7
Expense Table Example                                                      7
Fund Management                                                            8
Shareholder Information                                                    9
Investment Information                                                    10
Portfolio Turnover                                                        30
Supplemental Investment Policies                                          30
Financial Highlights Table                                                31
Shareholder Inquiries                                                 Back Cover

                                       2

                               RISK/RETURN SUMMARY

The following is a summary of certain key information about the Worldwide Core
Portfolio (the "Portfolio"), including its investment objective, principal investment strategies and principal investment risks. A more detailed description of the Portfolio's investment strategies, investments and their associated risks follows this summary.

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE:     To attain a high level of total return as may be
                          consistent with the preservation of capital.
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT
STRATEGIES:               The Portfolio invests in investment grade debt
                          securities from worldwide bond markets, denominated in
                          both U.S. dollars and foreign currencies (minimum
                          rating of BBB by S&P, Baa by Moody's or a comparable
                          rating, or higher from a nationally recognized
                          statistical rating organization or if the security is
                          unrated, of comparable credit quality in the judgment
                          of the Investment Adviser/Sub-Adviser). The portfolio
                          manager will attempt to actively utilize currency
                          hedging techniques. The performance objective of the
                          Portfolio is to outperform an index which the
                          portfolio manager believes is an appropriate benchmark
                          for the Portfolio. The current index used by the
                          portfolio manager for the Portfolio is the Lehman
                          Brothers Global Aggregate Index (Hedged). (The Lehman
                          Brothers Global Aggregate Index (Hedged) provides a
                          broad-based measure of the international investment-
                          grade bond market, combining the U.S. Aggregate Index
                          with the Pan-European Index and the Japanese,
                          Canadian, Australian and New Zealand components of the
                          Global Treasury Index, with returns expressed in U.S.
                          dollar hedged terms. The index is not available for
                          investment and, unlike the Portfolio, does not incur
                          expenses.)
--------------------------------------------------------------------------------
MINIMUM QUALITY RATING:                                                     Fitch IBCA    AVERAGE
                                                 S&P            Moody's       Duff &     PORTFOLIO
                          S&P:   Moody's:   (Short Term):   (Short Term):     Phelps:     QUALITY:
                          ----   --------   -------------   -------------   ----------   ---------
                          BBB-     Baa3          A-2             P-2           BBB-          A
--------------------------------------------------------------------------------
DURATION:                 The Portfolio's U.S. dollar-weighted average duration
                          generally will not differ from the weighted average
                          duration of the Lehman Brothers Global Aggregate Index
                          (Hedged) by more than 2 years. As of December 31,
                          2004, the duration of the Lehman Brothers Global
                          Aggregate Index (Hedged) was 5.08 years. As of
                          December 31, 2004, the duration of the Worldwide Core
                          Portfolio was 6.44 years.
--------------------------------------------------------------------------------
INVESTMENT POLICIES:      The Portfolio invests primarily in investment grade
                          debt securities from worldwide bond markets,
                          denominated in both U.S. dollars and foreign
                          currencies. The Portfolio will maintain investments in
                          debt securities of issuers from at least three
                          different countries including the U.S. At least 35% of
                          the Portfolio's total assets will be invested in debt
                          securities and their related instruments, from
                          jurisdictions outside the U.S. As a fundamental
                          policy, to the extent feasible, the Portfolio will
                          actively utilize currency hedging techniques to hedge
                          at least 65% of its total assets. The Portfolio will
                          invest in derivatives for hedging and non-hedging
                          purposes, such as to manage the effective duration of
                          the Portfolio or as a substitute for direct
                          investment. For temporary defensive purposes, up to
                          100% of the Portfolio's total assets may be invested
                          in U.S. government securities, cash or cash equivalent
                          securities. These defensive strategies may prevent the
                          Portfolio from achieving its investment objective. The
                          Portfolio is "non-diversified" under the 1940
--------------------------------------------------------------------------------

                                        3

--------------------------------------------------------------------------------

                          Act, meaning that it may invest in a limited number of
                          issuers. Under normal circumstances, the Portfolio
                          will invest more than 25% of its total assets in the
                          Banking and Finance industry. For purposes of this
                          limitation, the Banking and Finance industry will be
                          deemed to include securities of issuers engaged in
                          banking or finance businesses, including issuers of
                          asset and mortgage-backed securities.
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS:    o    Asset-Backed Securities

                          o    Bank Obligations

                          o    Corporate Debt Instruments

                          o    Derivative Instruments

                          o    Dollar Roll Transactions

                          o    Foreign Debt Instruments

                          o    Mortgage-Backed Securities

                          o    Other Investment Companies

                          o    TBA Transactions

                          o    U.S. Government and Agency Securities
--------------------------------------------------------------------------------

                           PRINCIPAL INVESTMENT RISKS

"Risk" is the chance that you may lose money on an investment or that you will not earn as much as you expect. The greater the risk, the greater the possibility of losing money.

The Portfolio is affected by changes in the U.S. or foreign economies, or in individual securities.

The possibility also exists that investment decisions of portfolio managers will not accomplish what they are designed to achieve. No assurance can be given that the Portfolio's investment objective will be achieved.

Fischer Francis Trees & Watts, Inc. (the "Investment Adviser") may change the index against which the Portfolio's performance is measured at any time, subject to review by the Fund's Board of Directors.

The Portfolio may invest in securities issued by the U.S. government, its agencies or sponsored entities. Although U.S. government securities are generally considered to be among the safest type of investment in terms of credit risk, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies, authorities and instrumentalities or sponsored enterprises, such as the Government National
Mortgage Association ("GNMA"), are backed by the full faith and credit of the
U.S. Treasury, while others, such as Federal National Mortgage Association
("FNMA"), Federal Home Loan Mortgage Corporation ("Freddie Mac") and Federal
Home Loan Banks ("FHLBs"), are backed solely by the ability of the entity to borrow from the U.S. Treasury or by the entity's own resources. No assurance can be given that the U.S. government would provide financial support to U.S.
government agencies, authorities, instrumentalities, or sponsored enterprises if it is not obliged to do so by law.

The high portfolio turnover of the Portfolio may result in greater transaction costs, and may increase the amount of taxes payable by a shareholder.

                                        4

Investments in the Portfolio are subject to certain of the following principal risks:

BANKING INDUSTRY RISK:           Investing in bank obligations will expose the
                                 Portfolio to risks associated with the banking
                                 industry such as interest rate and credit
                                 risks.

CONCENTRATION RISK:              The Portfolio that invests more than 25% of its
                                 total assets in the securities of issuers in
                                 any one industry is exposed to the risk that
                                 factors affecting that industry will have a
                                 greater effect on the Portfolio than they would
                                 if the Portfolio invested in a diversified
                                 number of unrelated industries.

CREDIT RISK:                     Debt securities are subject to credit risk.
                                 Credit risk is the possibility that an issuer
                                 will fail to make timely payments of interest
                                 or principal, or go bankrupt. In addition,
                                 lower rated securities have higher risk
                                 characteristics and changes in economic
                                 conditions are more likely to cause issuers of
                                 these securities to be unable to make payments
                                 and thus default. The lower the ratings of such
                                 debt securities, the greater their credit
                                 risks.

CURRENCY RISK:                   Fluctuations in exchange rates between the U.S.
                                 dollar and foreign currencies may negatively
                                 affect an investment. When synthetic and
                                 cross-hedges are used, the net exposure of the
                                 Portfolio to any one currency may be different
                                 from that of its total assets denominated in
                                 such currency.

DERIVATIVES RISK:                Derivatives are subject to the risk of changes
                                 in the market price of the security, credit
                                 risk with respect to the counterparty to the
                                 derivative instrument, and the risk of loss due
                                 to changes in interest rates. The use of
                                 certain derivatives, including futures
                                 contracts, may also have a leveraging effect,
                                 which may increase the volatility of the
                                 Portfolio. The use of derivatives may reduce
                                 returns for the Portfolio.

FOREIGN RISK:                    Investing in foreign securities exposes the
                                 Portfolio to risks such as political and
                                 economic instability, currency devaluation and
                                 high inflation rates, which may result in
                                 Portfolio losses and higher volatility.

INTEREST RATE RISK:              Debt securities are subject to the risk that
                                 the market value will decline because of rising
                                 interest rates. A rise in interest rates
                                 generally means a fall in bond prices and, in
                                 turn, a fall in the value of your investment.
                                 Debt securities with longer durations tend to
                                 be more sensitive to changes in interest rates,
                                 usually making them more volatile then debt
                                 securities with shorter durations.

LIQUIDITY RISK:                  Certain securities may be difficult or
                                 impossible to sell at favorable prices within
                                 the desired time frame.

                                       5

NON-DIVERSIFICATION RISK:        A non-diversified Portfolio may invest a large
                                 percentage of its assets in the securities of a
                                 small number of issuers or industries than a
                                 diversified Portfolio. This vulnerability to
                                 factors affecting a single investment can
                                 result in greater Portfolio losses and
                                 volatility.

PREPAYMENT RISK:                 A portfolio that invests in mortgage-backed and
                                 other asset-backed securities is exposed to the
                                 risk that such securities may repay the
                                 principal either faster or slower than
                                 expected.

A description of the Fund's policies and procedures regarding the disclosure of the Fund's portfolio holdings is available in the Fund's Statement of Additional
Information (SAI).

                         RISK/RETURN BAR CHART AND TABLE

The following chart and table give some indication of the risks of investing in the Portfolio. The chart and table illustrate the changes in the Portfolio's yearly performance and show how the Portfolio's average annual total returns for
1 year, 5 years, 10 years and since inception compared with a benchmark index.
Past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future.

FOR THE CALENDAR YEARS ENDED DECEMBER 31

                    WORLDWIDE CORE PORTFOLIO - ADVISOR CLASS
                               ANNUAL TOTAL RETURN

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

ADVISOR CLASS   ANNUAL TOTAL RETURN
-------------   -------------------
     1995              11.00%
     1996              10.03%
     1997              12.60%
     1998              11.53%
     1999              -0.19%
     2000              10.79%
     2001               6.94%
     2002               7.36%
     2003               3.71%
     2004               5.49%

During the ten-year period shown in the Worldwide Core Portfolio's bar chart, the highest quarterly return was 5.66% (quarter ending September 30, 1998) and the lowest quarterly return was -0.91% (quarter ending June 30, 2004).

------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS                                     PAST 1   PAST 5   PAST 10     SINCE
(FOR THE PERIODS ENDING DECEMBER 31, 2004)*                       YEAR     YEARS    YEARS    INCEPTION
------------------------------------------------------------------------------------------------------

Worldwide Core Portfolio - Advisor Class
------------------------------------------------------------------------------------------------------
   Return Before Taxes                                            5.49%    6.82%    7.85%       N/A
------------------------------------------------------------------------------------------------------
   Return After Taxes on Distributions                            3.46%    4.65%    5.05%       N/A
------------------------------------------------------------------------------------------------------
   Return After Taxes on Distributions and Sale of Fund Shares    3.49%    4.39%    4.92%       N/A
------------------------------------------------------------------------------------------------------
   Lehman Brothers Global Aggregate Index (Hedged)**              4.90%    6.76%    7.95%       N/A
------------------------------------------------------------------------------------------------------

                                       6

* After-tax returns are shown in the table below. After tax returns shown in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after tax returns depend on an investor's tax situation and may differ from those shown. The after tax returns shown are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. The Portfolio's past performance, before and after taxes, is not necessarily an indication of how the
Portfolio will perform in the future. Total return would have been lower had certain expenses not been waived or reimbursed.

** This index does not reflect deductions for fees, expenses or taxes.

                                    FEE TABLE

This Table describes the fees and expenses that you may pay if you buy, hold, or sell Advisor Class shares of the Portfolio.

----------------------------------------------------------
                                       Worldwide Portfolio
----------------------------------------------------------
Management Fees                               0.40%
----------------------------------------------------------
Distribution Fees (12b-1)                     0.25%
----------------------------------------------------------
Other Expenses*                               0.40%
----------------------------------------------------------
Total Annual Fund Operating Expenses          1.05%**
----------------------------------------------------------

* Under an Administration Agreement dated August 15, 2003, As Amended, between the Portfolio and Investors Bank & Trust Company ("the Administrator"), the
Administrator provides administrative services to the Portfolio for an administrative fee. Under an Operations Monitoring Agent Agreement effective
August 15, 2003, EOS Fund Services LLC earns a fee for providing operations monitoring services to the Fund.

** The Investment Adviser has voluntarily agreed to waive 0.15% of its management fees for the Worldwide Core Portfolio. After such voluntary fee waiver, the Net Annual Fund Operating Expenses of the Worldwide Core Portfolio
is 0.56%. Such voluntary fee waiver can be terminated at any time.

                              EXPENSE TABLE EXAMPLE

The following table is intended to help you compare the cost of investing in the
Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio's Advisor
Class operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

------------------------------------------------------
                 1 Year   3 Years   5 Years   10 Years
------------------------------------------------------
Worldwide Core     $82      $255     $444       $990
------------------------------------------------------

                                       7

                                 FUND MANAGEMENT

                               BOARD OF DIRECTORS

The Board of Directors of FFTW Funds, Inc. (the "Fund"), is responsible for the overall management and supervision of the Portfolio which is a series of the
Fund. The Fund's Directors are Stephen P. Casper, John C Head III, Lawrence B.
Krause, Saul H. Hymans, Onder John Olcay and Andrea Redmond. Additional
information about the Directors and the Fund's executive officers may be found in the SAI under the heading "Management of the Fund."

                               INVESTMENT ADVISER

Subject to the direction and authority of the Board of Directors, Fischer
Francis Trees & Watts, Inc. ("FFTW" or the "Investment Adviser"), serves as
Investment Adviser to the Portfolio. The Investment Adviser conducts investment research and is responsible for the purchase, sale or exchange of the
Portfolio's assets. Organized in 1972, the Investment Adviser is registered with the Securities and Exchange Commission and is a New York corporation that, with its affiliated companies, manages approximately $38.6 billion in assets, as of
December 31, 2004, for numerous fixed-income portfolios. The Investment Adviser, together with its affiliates, currently advises institutional clients including banks, central banks and pension funds. The Investment Adviser also serves as the adviser or the sub-adviser to domestic and international pooled investment vehicles. The Investment Adviser's offices are located at 200 Park Avenue, New
York, New York 10166. The Investment Adviser is directly wholly-owned by Charter
Atlantic Corporation, a New York corporation. The Portfolio paid the Investment
Adviser for its services in the twelve months ended December 31, 2004, at a rate of 0.25% of the Portfolio's average daily net assets after the voluntary waiver of Management Fees.

                             INVESTMENT SUB-ADVISER

Fischer Francis Trees & Watts, a corporate partnership organized under the laws of the United Kingdom and an affiliate of the Investment Adviser, is the foreign
Sub-Adviser to the Portfolio. Organized in 1989, the Sub-Adviser is a
U.S.-registered investment adviser and manages approximately $13.4 billion in multi-currency fixed-income portfolios for institutional clients as of December
31, 2004. The Investment Adviser pays any compensation to the Sub-Adviser from its advisory fee. The Sub-Adviser's annual fee is equal to the advisory fee for the Portfolio after any waivers. The Sub-Adviser's offices are located at 2
Royal Exchange, London, EC3V 3RA. The Investment Sub-Adviser is directly or indirectly wholly owned by Charter Atlantic Corporation, a New York corporation.

                   ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL

A discussion of the basis for the Board of Directors' approval of the advisory and sub-advisory contracts for the Portfolio will be available in the
Funds' semi-annual report to shareholders for the period ended June 30, 2005.
That report will be available and will be mailed to shareholders at the end of
August 2005.

                                       8

                               PORTFOLIO MANAGERS

FFTW uses a team approach for determining its broad investment strategy for interest rate risk, currency risk and sector allocation. The full portfolio team comprised of the sector specialist teams--for Sovereign Bonds, Corporate Bonds,
Structured Products and Foreign Exchange--meets once a week to determine the firm's overall strategy for global bond and currency markets. The translation of the firm-wide investment strategy into a specific strategy for the Portfolio of the Fund in a manner that complies with the Portfolio's specific investment objectives and restrictions is the responsibility of a specific portfolio manager. The portfolio manager determines the broad risk parameters and overall sector and interest rate strategy for the Portfolio. The portfolio manager relies on the sector specialist teams to select the specific securities for the
Portfolio. The biographical information for the portfolio manager of Worldwide
Core Portfolio is set forth below.

Additional Information about the portfolio manager, including how each is compensated, other accounts each manages and the portfolio manager's ownership of securities is located in the SAI.

DAVID J. MARMON, MANAGING DIRECTOR, PORTFOLIO MANAGER. Mr. Marmon has primary responsibility for management of the Worldwide Core Portfolio. Mr. Marmon joined
FFTW in 1990. He is one of seven senior portfolio managers in the Investment
Strategy Group, which determines the investment strategy and sector allocations for all portfolios under FFTW's management. He also leads the Corporate Credit
Team, which determines the security selection of corporate and high yield bonds.
Mr. Marmon has a B.A. in economics from Alma College (1980) and a M.A. in economics from Duke University (1982).

                             SHAREHOLDER INFORMATION

                                    PURCHASES

Portfolio Advisor Class shares may be purchased directly from the Portfolio, or obtained by employing the services of an outside broker or agent. Such broker or agent may charge a fee for its services. The minimum initial required investment for purchasing Advisor Class shares of the Portfolio is $250,000; such minimum may be waived at the discretion of the Fund. Subsequent investments may be of any amount. There are no loads or 12b-1 distribution fees imposed on Advisor
Class shares of the Portfolio.

Purchases of shares may be made on any "Business Day," meaning any Monday through Friday, that the New York Stock Exchange is open. At the present time, the New York Stock Exchange is closed on New Year's Day, Dr. Martin Luther
King's Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day,
Labor Day, Thanksgiving and Christmas.

The Portfolio is designed for long-term investments and, therefore, do not accommodate activities believed by the Portfolio to constitute "market timing"
or other trading strategies that entail rapid or frequent purchases, sales or exchanges which could disrupt orderly management of a Portfolio's investments
("disruptive trading").

Market timing and disruptive trading can harm the interests of the Portfolio and its long-term investors. A Portfolio that invests in foreign securities may be particularly susceptible to frequent trading strategies. This is because time zone difference among international stock markets can allow a shareholder

                                       9

engaging in a short-term strategy to exploit portfolio share prices that are based on closing prices of securities established some time before the portfolio calculates its own share price. The Board of Directors of the Fund has adopted policies and procedures with respect to frequent trading in Portfolio shares.
These policies and procedures are reasonably designed to monitor a Portfolio's trading activity and discourage disruptive trading and, in cases where disruptive trading activity is detected, to take action to stop such activity.

In order to ensure compliance with the Fund's procedures and to protect the interests of long-term investors, the Fund monitors trading in Portfolio shares by direct and beneficial shareholders. The Fund works with intermediaries that sell or facilitate distribution of Portfolio shares to identify abusive trading practices in omnibus accounts. The Fund reserves the right to take appropriate action as it deems necessary including, but not limited to, refusing to accept purchase orders in order to protect the interests of long-term shareholders.

Although the Fund takes certain steps, including the monitoring of subscription and redemption activity, to prevent abusive trading practices, there can be no guarantee that all such practices will be detected or prevented.

                              WIRING INSTRUCTIONS

To:               Investors Bank & Trust Company
                  200 Clarendon Street
                  Boston, Massachusetts 02117

ABA Number:       011001438
Account Name:     Quasar Distributors, LLC - Fund Purchase Account
Account Number:   933333333
Reference:        Worldwide Core Portfolio

                               TO PURCHASE SHARES

-----------------------------------------------------------------------------------------------------------------------
WHEN NET ASSET VALUE   WHEN & HOW SHARES                                           RESULT OF LATE NOTIFICATION OR DELAY
(NAV) IS DETERMINED    MAY BE PURCHASED         PROCEDURE FOR SAME DAY PURCHASES   IN RECEIPT OF FUNDS
-----------------------------------------------------------------------------------------------------------------------

All Business Days      o    Any Business Day    o    Purchasers must call          o    The Portfolio must receive
                                                     Investors Bank at (800)            notice before 4:00 p.m. (wire
                       o    Submitted orders         247-0473 prior to 4:00             may be received after 4:00
                            must include a           p.m. ET to inform the              p.m. ET) for shares to be
                            completed Account        Portfolio of the incoming          bought at that day's price.
                            Application.             wire transfer.
                                                                                   o    Shares will be bought at the
                       o    Federal funds       o    Purchasers must indicate           next Business Day's price if
                            must be wired to         which Portfolio is to be           wire is received after 4:00
                            Quasar's "Fund           purchased.                         p.m. ET and no notice is given.
                            Purchase Account"
                            at Investors Bank   o    If Federal funds are
                            & Trust Company          received by the Portfolio
                            ("Investors Bank"        that day, the order will be
                            or the "Transfer         effective that day. Price
                            Agent").                 of shares is based on the
                                                     next calculation of NAV
                                                     after the order is placed.
-----------------------------------------------------------------------------------------------------------------------

                                       10

                                   REDEMPTIONS

All Portfolio shares (fractional and full) will be redeemed upon shareholder request. The redemption price will be the next net asset value per share, determined after the Transfer Agent receives proper notice of redemption (see table below). Shares redeemed receive dividends declared up to and including the day preceding the day of the redemption payment.

Shares may be redeemed by employing the services of an outside broker or agent or may be redeemed directly from the Portfolio. Such broker or agent may charge a fee for its services. There are no loads imposed by the Portfolio. No charge is imposed by the Portfolio to redeem shares; however, a shareholder's bank may impose its own wire transfer fee for receipt of the wire. The Portfolio may execute redemptions in any amount requested by the shareholder up to the amount the shareholder has invested in the Portfolio.

A shareholder may change the authorized agent or the account designated to receive redemption proceeds at any time by writing to the Transfer Agent with an appropriate signature guarantee. Further documentation may be required when deemed appropriate by the Transfer Agent.

A telephone redemption option is made available to shareholders on the
Portfolio's Account Application. The Portfolio or the Transfer Agent may employ procedures designed to confirm that instructions communicated by telephone are genuine. If the Portfolio or the Transfer Agent do not employ such procedures, they may be liable for losses due to unauthorized or fraudulent instructions.
The Portfolio or the Transfer Agent may require personal identification codes and will only wire funds through pre-existing bank account instructions. No bank instruction changes will be accepted via telephone.

If a shareholder wishes to add or change telephone redemption options after an account in the Portfolio has been established, the shareholder must provide the
Transfer Agent with the request in writing. The shareholder's signature must also have an appropriate signature guarantee. Other documentation may also be required; please check with the Transfer Agent for specifics.

Shareholders who do not elect telephone redemption privileges must submit their redemption requests in writing with an authorized signer's signature appropriately guaranteed. Additional documentation may also be required. Please contact the Transfer Agent for details prior to submitting any written requests.

In an attempt to reduce expenses, the Portfolio may redeem shares of any Advisor
Class shareholder whose Portfolio account has a net asset value lower than
$250,000. An involuntary redemption will not occur when drops in investment value are the sole result of adverse market conditions. The Portfolio will give
60 days prior written notice to shareholders whose shares are being redeemed to allow them to purchase sufficient additional shares of the Portfolio to avoid such redemption. The Portfolio also may redeem shares in a shareholder's account as reimbursement for loss due to the failure of a check or wire to clear in payment of shares purchased.

                                TO REDEEM SHARES

                                       11

--------------------------------------------------------------------------------
1.   SHAREHOLDERS MUST PROVIDE THE FOLLOWING INFORMATION:

     a.   The dollar or share amount to be redeemed;

     b.   The account to which the redemption proceeds should be wired (this account will have been previously designated by the shareholder on the
          Account Application);

     c.   The name of the shareholder; and

     d.   The shareholder's account number.

        SHAREHOLDERS SHOULD CALL THE TRANSFER AGENT AT (800) 247-0473 TO
                             REQUEST A REDEMPTION.

--------------------------------------------------------------------------------
WHEN REDEMPTION EFFECTIVE              RESULT OF LATE NOTIFICATION OF REDEMPTION
--------------------------------------------------------------------------------
If notice is received by the           If notice is received by the Transfer
Transfer Agent by 4:00 p.m. ET on      Agent on a non-business day or after 4:00
any Business Day, the redemption       p.m. ET, the redemption notice will be
will be effective and payment will     deemed received as of the next Business
be made within seven calendar days,    Day.
but generally the next business day
following receipt of such notice.
Price of shares is based on the next
calculation of the NAV after the
order is placed.
--------------------------------------------------------------------------------

                           PRICING OF PORTFOLIO SHARES

The price for Portfolio shares is based on the next calculation of the
Portfolio's net asset value per share after a purchase or redemption order is placed. Portfolio net asset value is calculated by: (1) adding the market value of all the Portfolio's assets, (2) subtracting all of the Portfolio's liabilities, and then (3) dividing by the number of shares outstanding and adjusting to the nearest cent. The net asset value of the Portfolio is calculated by Investors Bank as of 4:00 p.m. ET on each Business Day.

All Portfolio investments are valued daily at their market price, if available, which results in unrealized gains or losses. Readily marketable fixed-income securities are valued on the basis of prices provided by a pricing service when such prices are believed by the Investment Adviser to reflect the fair value of such securities. Securities traded on an exchange are valued at their last sales price on that exchange. Securities and other financial instruments for which over-the-counter market quotations are available are valued at the latest bid price (asked price for short positions). Time deposits and repurchase agreements are generally valued at their cost plus accrued interest. All foreign holdings, receivables and payables, are valued daily at the mean foreign exchange rate.
Securities with maturities less than 60 days are valued at amortized cost, which approximates market value, unless this method does not represent fair value.

To the extent that the Portfolio invests in foreign securities, these securities may be listed on foreign exchanges that trade on days when the Portfolio does not price its shares. As a result, the net asset value per share of the
Portfolio may change at a time when shareholders are not able to purchase or redeem their shares. Similarly, the Portfolio may hold securities traded on U.S.
markets where the market may close early on a given day or may regularly close prior to calculation of the Portfolio's net asset value.

Securities for which market quotations are not readily available will be valued at their fair value as determined in good faith by management utilizing fair value procedures approved by the Fund's Board of Directors. The fair value procedures involve the judgment of management and may represent prices that are otherwise unavailable on the open market.

The fair valuation of a particular security depends upon the circumstances of each individual case, and all appropriate factors relevant to the value of the security must be considered. As a general principle, the valuation should

                                       12

reflect the amount that the Portfolio could reasonably expect to receive for the security upon its current sale. Therefore, ascertaining fair value requires a determination of the amount that an arm's-length buyer, under the circumstances, would currently pay for the security.

Non-material events affecting the value of such securities held by the Portfolio that occur between the close of trading in the security and the time at which the Portfolio prices its portfolio securities will not generally be reflected in the Portfolio's calculation of its net asset value. The Investment Adviser will continuously monitor for material significant events that may call into question the reliability of market quotations obtained from an approved pricing service.
Such events may include: situations relating to a single issue in a market sector; significant fluctuations in U.S. or foreign markets; and natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Where the Investment Adviser determines that an adjustment should be made in the Portfolio security's value because significant intervening events have caused the Portfolio's net asset value per share to be materially inaccurate, the Investment Adviser shall seek to have the security "fair valued" in accordance with the Fund's fair value procedures and subject to the ratification/approval of the Fund's Board of Directors.

                                FUND'S DIVIDENDS

Net investment income (including accrued but unpaid interest, amortization of original issue and market discount or premium, accrued expenses and other income adjustments, such as inflation adjustments on inflation protected securities) of the Portfolio will be declared as a dividend payable to the shareholders of record as of the second to last Business Day of each month. Additionally, the
Portfolio, at its discretion, may declare special dividends to comply with all
Federal tax regulations. Dividends may be suspended in November and/or December of each year if the Portfolio has already met its distribution requirements for that year.

If desired, shareholders must request to receive dividends in cash (payable on the first business day of the following month) on the Account Application.
Absent such notice, all dividends will be automatically reinvested in additional shares on the last Business Day of each month at the share's net asset value. A shareholder may elect to change the dividend designation on the Account
Application at any time by writing the Transfer Agent. If the Portfolio realizes net short-term or long-term capital gains (i.e., with respect to assets held more than one year), the Portfolio will distribute such gains by automatically reinvesting them in additional Portfolio shares (unless a shareholder has elected to receive cash).

                                  VOTING RIGHTS

Each share of the Fund gives the shareholder one vote in Director elections and other shareholder voting matters. Matters to be acted upon affecting the
Portfolio (such as approval of the investment advisory agreement with the
Investment Adviser or the submission of changes of a fundamental Portfolio investment policy) or a particular share class, require the affirmative vote of the Portfolio shareholders or the share class holders. The election of the
Fund's Board of Directors is voted upon by shareholders on a Fund-wide basis.
The Fund is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Fund's or the
Portfolio's operation and for the election of Directors under certain circumstances. Directors may be removed by shareholders at a special meeting.

                                       13

The Directors shall call a special meeting of the Portfolio upon written request of shareholders owning at least 10% of the Portfolio's outstanding shares.

                               TAX CONSIDERATIONS

The following discussion is for general information only. A potential investor should consult with his or her own tax adviser as to the tax consequences of an investment in the Portfolio, including the status of distributions from the
Portfolio under applicable state or local law. Foreign shareholders are advised to consult their own tax advisers regarding investment tax consequences in the
Portfolio. For additional information regarding tax issues pertaining to the
Portfolio, see "Supplemental Tax Considerations" in the SAI.

FEDERAL INCOME TAXES

The Portfolio will distribute all of its taxable income by automatically reinvesting such income in additional Portfolio shares and distributing those shares to its shareholders, unless a shareholder elects on the Account
Application to receive cash payments for such distributions. A shareholder may elect to change the dividend designation on the Account Application at any time by writing the Transfer Agent. Shareholders receiving distributions from the
Portfolio in the form of additional shares will be treated for federal income tax purposes as receiving a distribution in an amount equal to the fair market value of the additional shares on the date of such a distribution.

Dividends paid by the Portfolio from its investment company taxable income
(including interest and net short-term capital gains) will be taxable to U.S.
shareholders as ordinary income, whether received in cash or in additional Fund shares. Designated distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses) are generally taxable to shareholders at the applicable long-term capital gains rates, regardless of how long they have held their Portfolio shares.

A distribution will be treated as paid on December 31 of the current calendar year if it is declared by the Portfolio in October, November or December with a record date in any such month and paid by the Portfolio during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. The Portfolio will inform shareholders of the amount and tax status of all amounts treated as distributed to them not later than 60 days after the close of each calendar year.

If a shareholder holds shares through a tax-deferred account, such as a retirement plan, income and gains will not be taxable each year. Instead, the taxable portion of amounts held in a tax-deferred account generally will be subject to tax only when a distribution is made from that account.

A shareholder who sells or redeems Portfolio shares will generally realize a capital gain or loss, which will be long-term or short-term, generally depending upon the shareholder's holding of the shares. An exchange of shares may be treated as a sale.

As with all mutual funds, the Portfolio may be required to withhold U.S. federal income tax at the rate of 28% of all taxable distributions payable to shareholders who:

                                       14

1.   fail to provide the Portfolio with a correct taxpayer identification number; or

2.   fail to make required certifications; or

3.   have been notified by the Internal Revenue Service ("IRS") that they are subject to backup withholding.

Backup withholding is not an additional tax; rather, it is a way in which the
IRS ensures it will collect taxes otherwise due. Any amount withheld may be credited against U.S. federal income tax liability.

The foregoing discussion is only a brief summary of the important federal tax considerations generally affecting the Portfolio and its shareholders. As noted
above, tax-deferred accounts receive special tax treatment. No attempt is made to present a detailed explanation of the Federal, state, local or foreign income tax treatment of the Portfolio or its shareholders, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential investors in the Portfolio should consult their tax advisers with specific reference to their own tax situation.

STATE, LOCAL OR FOREIGN TAXES

The Portfolio may be subject to state, local or foreign taxation in any jurisdiction in which the Portfolio may be deemed to be doing business.
Portfolio distributions may be subject to state and local taxes. Portfolio distributions derived from interest on obligations of the U.S. Government and certain of its agencies, authorities and instrumentalities may be exempt from state and local taxes in certain states. Shareholders should consult their own tax advisers regarding possible state and local income tax exclusions for dividend portions paid by the Portfolio, which are attributable to interest from obligations of the U.S. government, its agencies, authorities and instrumentalities.

                           DISTRIBUTION OF FUND SHARES

Shares of the Fund are distributed by Quasar, pursuant to a Distribution
Agreement dated as of October 1, 2001, by and among the Fund, Investors Bank and
Quasar. Investors Bank pays the distribution fees and FFTW pays all other fees and expenses related to distribution of the Portfolio. In this relationship, the
Fund and Quasar have agreed to indemnify one another against certain liabilities.

In addition, pursuant to a Shareholder Services Plan, the Advisor Class shares of the Portfolio may pay a monthly shareholder service fee at an annual rate of
0.25% of the Advisor Class's average net assets throughout the month for providing shareholder support services, or such lesser amount as the Directors may determine from time to time. The Fund may remit up to the full amount of this shareholder service fee to intermediaries (such as banks, broker-dealers, and other service-providers), for providing shareholder support services. At the present time, the Fund is not assessing the shareholder service fee in the
Advisor Class shares. Should the Fund wish to impose this fee, the Board must approve its implementation and provide shareholders with 60 days prior notice.

Because the shareholder service fee is paid out of the Advisor Class'
Portfolio's assets on an ongoing basis, they will increase the cost of your investment and may cost you more than paying other types of sales charges.

                                       15

                             INVESTMENT INFORMATION

        PERMITTED INVESTMENT STRATEGIES, INVESTMENTS AND ASSOCIATED RISKS

Principal Investments

o    Asset-Backed Securities

o    Bank Obligations

o    Corporate Debt Instruments

o    Derivative Securities

o    Dollar Roll Transactions

o    Duration Management

o    Foreign Instruments

o    Investment Companies

o    Mortgage-Backed Securities

o    TBA Transactions

o    U.S. Government, Agency and Government Sponsored Securities

Other Investments and Investment Strategies

o    Brady Bonds

o    Emerging Market Securities

o    Illiquid Securities

o    Indexed Notes, Currency Exchange-Related Securities and Similar Securities

o    Inflation-Indexed Securities

o    Loan Participations and Assignments

o    Multi-National Currency Unit Securities or More Than One Currency
     Denominated Securities

o    Repurchase and Reverse Repurchase Agreements

o    Short Sales Transactions

o    Stripped Instruments

o    Swaps

o    Total Return Swaps

o    When Issued and Forward Commitment Securities

o    Zero Coupon Securities

ASSET-BACKED SECURITIES

Asset-backed securities are secured by or backed by a pool of financial assets
These securities are sponsored by such institutions as finance companies, finance subsidiaries of industrial companies and investment banks. Asset-backed securities have structural characteristics similar to mortgage-backed securities and include assets such as:

a.   motor vehicle installment sale contracts;

b.   other installment sale contracts;

c.   home equity loans;

d.   leases of various types of real and personal property; and

e.   receivables from revolving credit (credit card) agreements.

          RISKS: The principal amount of asset-backed securities is generally subject to partial or total prepayment risk. If an asset-backed security is purchased at a premium (or discount) to par, a prepayment rate that is faster than expected will reduce (or increase) the yield to maturity, while a prepayment rate that is slower than expected will have the

                                       16

          opposite effect on yield to maturity. In some cases, these securities may not have any security interest in the underlying assets, and recoveries on the repossessed collateral may not be available to support payments on these securities.

BANK OBLIGATIONS

Bank obligations are bank-issued securities. These instruments include, but are not limited to:

     a.   Time Deposits,

     b.   Certificates of Deposit,

     c.   Bankers' Acceptances,

     d.   Bank Notes,

     e.   Deposit Notes,

     f.   Eurodollar Time deposits,

     g.   Eurodollar Certificates of Deposit,

     h.   Variable Rate Notes,

     i.   Loan Participations,

     j.   Variable Amount Master Demand Notes,

     k.   Yankee CDs, and

     l.   Custodial Receipts.

          RISKS: Investing in bank obligations exposes the Portfolio to risks associated with the banking industry such as interest rate and credit risks.

BRADY BONDS

Brady Bonds are debt securities issued or guaranteed by foreign governments in exchange for existing external commercial bank indebtedness. To date, Brady
Bonds have been issued by the governments of twenty countries, the largest proportion having been issued by Argentina, Brazil, Mexico and Venezuela. Brady
Bonds are either collateralized or uncollateralized, are issued in various currencies (primarily the U.S. dollar), and are actively traded in the over-the-counter secondary market.

The Portfolio may invest in either collateralized or uncollateralized Brady
Bonds. U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed rate par bonds or floating rate discount bonds, are collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the bonds. Interest payments on such bonds generally are collateralized by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of rolling interest payments or, in the case of floating rate bonds, initially at least one year's rolling interest payments based on the applicable interest rate at the time and adjusted at regular intervals thereafter.

          RISKS: Brady Bonds are generally issued by countries with developing capital markets or unstable governments and as such, are considered to be among the more risky international investments.

CORPORATE DEBT INSTRUMENTS

Corporate bonds are debt instruments issued by corporations. As creditors, bondholders have a prior legal claim over common and preferred stockholders of the corporation as to both income and assets for the principal and interest due to the bondholder. The Portfolio purchases corporate bonds subject to quality restraints. Commercial paper, notes and other obligations of U.S. and foreign corporate issuers (including medium-term and variable rate notes) must meet the
Portfolio's credit quality standard. The Portfolio may retain a downgraded corporate debt security if the Investment Adviser determines retention of such security to be in the Portfolio's best interests.

                                       17

          RISKS: Investing in corporate debt securities subjects the Portfolio to interest rate risk and credit risks.

DERIVATIVE SECURITIES

Derivative securities are instruments whose value is derived from the value of other assets such as commodities, stocks, bonds, and market indices. Derivatives include:

     a.   swaps;

     b.   caps, floors and collars;

     c.   forward foreign currency contracts;

     d.   futures contracts; and

     e.   options.

a. SWAPS

Interest rate swaps involve the Portfolio's exchange with another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments. Mortgage swaps are similar to interest rate swaps in that both represent commitments to pay and receive funds. Currency swaps involve the exchange of respective rights to make or receive payments in specified currencies. Credit default swaps involve the transfer of credit exposure of fixed income securities. The buyer of a credit default swap receives credit protection, whereas the seller of the swap guarantees the credit worthiness of the security. By doing this, the risk of default is transferred from the holder of the fixed income security to the seller of the credit default swap.

b. CAPS, FLOORS AND COLLARS

An interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payment of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling the interest rate floor. An interest rate collar incorporates a cap and a floor in one transaction as described above.

c. FORWARD FOREIGN CURRENCY CONTRACTS

A forward foreign currency contract is the purchase or sale of a foreign currency on a future specified date at a pre-determined exchange rate, in order to hedge the currency exchange risk associated with assets or obligations denominated in foreign currencies. Synthetic hedging is a technique utilizing forward foreign exchange contracts that is frequently employed by the Portfolio.
It entails entering into a forward contract to sell a currency, the changes in value of which are generally considered to be linked to a currency or currencies in which some or all of the Portfolio's securities are or are expected to be denominated, and buying U.S. dollars. There is a risk that the perceived linkage between various currencies may not be present during the particular time that the Portfolio is engaging in synthetic hedging. The Portfolio may also cross-hedge currencies by entering into forward contracts to sell one or more currencies that are expected to decline in value relative to other currencies to which the Portfolio has or expects to have exposure.

d. FUTURES CONTRACTS

A futures contract is an agreement to buy or sell a specific amount of a financial instrument at a particular price on a specified date. The futures contract obligates the buyer to purchase the underlying asset and the seller to sell it. Substantially all futures contracts are closed out before settlement date or called for cash settlement. A futures contract is closed out by buying or selling an identical offsetting futures contract that cancels the original

                                       18

contract to make or take delivery. At times, the ordinary spreads between values in the cash and futures markets, due to differences in the character of these markets, are subject to distortions. The possibility of such distortions means that a correct forecast of general market, foreign exchange rate or interest rate trends may not produce the Portfolio's intended results. Losses from investing in futures transactions that are unhedged or uncovered are potentially unlimited.

e. OPTIONS CONTRACTS

An option is a contractual right, but not an obligation, to buy (call) or sell
(put) an asset in exchange for an agreed upon sum. If the right is not exercised within a specified period of time, the option expires and the option buyer forfeits the amount paid. An option may be a contract that bases its value on the performance of an underlying bond. When the Portfolio writes a call option, it gives up the potential for gain on the underlying securities or currency in excess of the exercise price of the option during the period that the option is open. A put option gives the purchaser, in return for a premium, the right, for a specified period of time, to sell the securities or currency subject to the option to the writer of the put at the specified exercise price. The writer of the put option, in return for the premium, has the obligation, upon exercise of the option, to acquire the securities or currency underlying the option at the exercise price. The Portfolio might, therefore, be obligated to purchase the underlying securities or currency for more than their current market price.

The Portfolio will not enter into a swap, cap or floor unless the unsecured commercial paper, senior debt or claims paying ability of the counterparty is rated either A or A-1 or better by S&P or A or P-1 or better by Moody's. If unrated, it must be determined to be of comparable quality by the Investment
Adviser.

All derivatives require the Portfolio to segregate, in a separate custody account, cash (in any applicable currency), U.S. government securities, or other liquid and unencumbered securities (in any applicable currency) equal to the amount of the Portfolio's obligations under the terms of the derivative contract. When the Portfolio purchases a future or a forward foreign currency contract for non-hedging purposes, the sum of the segregated assets plus the amount of initial and variation margin held in the broker's account, if applicable, must equal the market value of the future or forward foreign currency contract. Should the market value of the contract move adversely to the
Portfolio, or if the value of the securities in the segregated account declines, the Portfolio will be required to deposit additional cash or securities in the segregated account at a time when it may be disadvantageous to do so.

     HEDGING

     Derivatives are often used to hedge against a given investment's risks of future gain or loss. Such risks include changes in interest rates, foreign currency exchange rates and securities prices.

          RISKS: Derivatives are subject to the risk of changes in security prices, and credit risk with respect to the counterparty for derivatives not entered into on a U.S. or foreign futures and options exchange. Certain derivatives may also have a leveraging effect that will increase the Portfolio's volatility of returns. The Portfolio may not be able to close out a futures or options position when it would be most advantageous to do so.

                                       19

DOLLAR ROLL TRANSACTIONS

Dollar roll transactions consist of the sale of mortgage-backed securities, with a commitment to purchase similar but not necessarily identical securities at a future date. The Portfolio will maintain a segregated custodial account for dollar roll transactions. The segregated accounts may contain cash, U.S.
Government Securities or other liquid, unencumbered securities having an aggregate value at least equal to the amount of such commitments to repurchase the securities under the dollar roll transaction (including accrued interest).

          RISKS: Should the broker-dealer to whom the Portfolio sells an underlying security of a dollar roll transaction become insolvent, the
          Portfolio's right to purchase or repurchase the security may be restricted, or the price of the security may change adversely over the term of the dollar roll transaction.

DURATION MANAGEMENT

Duration measures a bond's price volatility, incorporating the following factors:

a.   the bond's yield;

b.   coupon interest payments;

c.   final maturity;

d.   call features; and

e.   prepayment assumptions.

Duration measures the expected life of a debt security on a present value basis.
It incorporates the length of the time intervals between the present time and the time that the interest and principal payments are scheduled (or in the case of a callable bond, expected to be received) and weighs them by the present values of the cash to be received at each future point in time. For any debt security with interest payments occurring prior to the payment of principal, duration is always less than maturity. In general, for the same maturity, the lower the stated or coupon rate of interest of a debt security, the longer the duration of the security; conversely, the higher the stated or coupon rate of interest of a debt security, the shorter the duration of the security.

The market price of a bond with an effective duration of two years would be expected to decline 2% if interest rates rose 1%. If a bond has an effective duration of three years, a 1% increase in general interest rates would be expected to cause the bond's value to decline by about 3%.

Futures, options and options on futures have durations closely related to the duration of the securities that are underlying them. Holding long futures or call options will lengthen the Portfolio's duration by approximately the same amount that holding an equivalent amount of the underlying securities would.
Short futures or put option positions have durations roughly equal to the negative duration of the securities that underlie those positions and have the effect of reducing duration by approximately the same amount as selling an equivalent amount of the underlying securities.

For inflation-indexed securities, real duration measures the price sensitivity of a bond as real interest rates (i.e. nominal interest rates adjusted for inflation) move up and down. Real duration is the primary measurement of risk, because these securities are subjected to real rate changes but are protected against fluctuations in inflation.

                                       20

          RISKS: There is no assurance that deliberate changes in the
          Portfolio's weighted average duration will enhance its return relative to more static duration policies, and may in fact detract from its relative return.

FOREIGN INSTRUMENTS

A. FOREIGN SECURITIES

Foreign securities are securities issued by entities domiciled outside the
United States. They are typically denominated in currencies other than the U.S.
dollar and may be denominated in any single currency or multi-currency units.
The Investment Adviser and the Sub-Adviser will adjust exposure of the Portfolio to different currencies based on their perception of the most favorable markets and issuers. In allocating assets among multiple markets, the Investment Adviser and the Sub-Adviser will assess the relative yield and anticipated direction of interest rates in particular markets, general market and economic conditions and the relationship of currencies of various countries to each other. In their evaluations, the Investment Adviser and the Sub-Adviser will use internal financial, economic and credit analysis resources as well as information obtained from external sources.

The Portfolio will invest primarily in securities denominated in the currencies of the United States, Japan, Canada, Western European nations, New Zealand and
Australia, as well as securities denominated in the euro. Further, it is anticipated that such securities will be issued primarily by governmental and private entities located in such countries and by supranational entities. The
Portfolio will only invest in countries considered to have stable governments, based on the Investment Adviser's analysis of social, political and economic factors.

B. FOREIGN GOVERNMENT, INTERNATIONAL AND SUPRANATIONAL AGENCY SECURITIES

These securities include debt obligations issued or guaranteed by a foreign government or its subdivisions, agencies and instrumentalities, international agencies and supranational entities.

          RISKS: Generally, foreign financial markets have substantially less volume than the U.S. market. Securities of many foreign companies are less liquid, and their prices are more volatile than securities of comparable domestic companies. The Portfolio may invest portions of its assets in securities denominated in foreign currencies. These investments carry risks of fluctuations of exchange rates relative to the U.S. dollar. Securities issued by foreign entities (governments, corporations, etc.) may involve risks not associated with U.S.
          investments, including expropriation of assets, taxation, political or social instability and less strict regulatory and financial reporting standards--all of which may cause declines in investment returns.

C. EMERGING MARKETS SECURITIES

Emerging markets securities are foreign securities issued from countries, which are considered to be "emerging" or "developing" by the World Bank. Such emerging markets include all markets other than Australia, Austria, Belgium, Canada,
Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, the
Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden,
Switzerland, the United Kingdom and the United States.

An emerging market sovereign security is a security issued by the national

                                       21

government, a municipality, or a company that is wholly owned by the national government. The latter are sometimes referred to as "quasi-sovereign"
securities.

There are numerous types of fixed-income securities issued by emerging market sovereign or corporate entities. The Portfolio may invest in several types, including the following:

     Treasury bills and bonds: These are short-term, locally registered securities that are usually, but not always, denominated in the local currency.

     Eurobonds and global bonds: These are longer maturity (up to 30 years)
     securities, registered in London or globally, that are generally issued in
     US dollars, but are increasingly issued in euros and occasionally in yen.

     Brady Bonds: As previously described in "Brady Bonds" herein, these are bonds issued by emerging market governments in exchange for defaulted loans that had been extended by non-local commercial banks or similar institutions.

     Loan Participations and Assignments: As described in "Loan Participations and Assignments" herein, there are a few loans by financial institutions to emerging market governments that have not been converted to bonds, yet are still traded in the market. They may or may not have been restructured in the past. These instruments are traded on a participation or assignment basis.

          RISKS: The risks of investing in foreign securities may be intensified when the issuers are domiciled or doing substantial business in emerging market countries or countries with developing capital markets. Security prices in emerging markets can be significantly more volatile than those in more developed nations of the world, reflecting the greater uncertainties of investing in less established markets and economies. Compared to more developed countries, emerging market countries may have:

     a.   Relatively unstable governments;

     b.   sudden adverse government action;

     c.   nationalization of businesses;

     d.   restrictions on foreign ownership;

     e.   prohibitions of repatriation of assets;

     f.   less protection of property rights; and/or

     g.   less strict financial reporting and regulatory compliance requirements

The economies of countries with emerging markets may be predominantly based on only a few industries, may be highly vulnerable to changes in local, regional or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of substantial holdings difficult or impossible at times. Transaction settlement procedures may be less reliable in emerging markets than in developed markets. Securities of issuers located in countries with emerging markets may have limited marketability and may be subject to more abrupt or erratic price movements. Emerging markets in a particular region (e.g., Latin America) may be highly correlated,

                                       22

thereby increasing the Portfolio's risk if it is concentrated regionally.

ILLIQUID SECURITIES

Illiquid securities may not be able to be sold or disposed of in the ordinary course of business within seven days for approximately the value at which the
Portfolio has valued the securities. These include:

1.   securities with legal or contractual restrictions on resale;

2.   time deposits, repurchase agreements and dollar roll transactions having maturities longer than seven days; and

3.   securities not having readily available market quotations.

Although the Portfolio is allowed to invest up to 15% of its net assets in illiquid assets, it is not expected that the Portfolio will invest a significant portion of its assets in illiquid securities. The Investment Adviser monitors the liquidity of such restricted securities under the supervision of the Board of Directors.

The Portfolio may purchase securities not registered under the Securities Act of
1933 as amended, (the "1933 Act"), but which can be sold to qualified institutional buyers in accordance with Rule 144A under that Act ("Rule 144A
Securities"). The Portfolio also may invest in commercial paper issued in reliance on the so-called "private placement" exemption from registration afforded by Section 4(2) of the 1933 Act ("Section 4(2) Paper"). Section 4(2)
Paper and 144A Securities are restricted as to disposition under the federal securities laws, and are generally sold to institutional investors. Any resale by the purchaser must be in an exempt transaction. These securities are normally resold to other institutional investors through or with the assistance of the issuer or investment dealers who make a market in the security, thus providing liquidity. The Portfolio may also purchase interest-only, principal-only and
Regulation S securities. Interest-only and principal-only securities are called stripped instruments. A description and related risks of each are found below.
Regulation S securities are securities offered and sold outside of the U.S.
Regulation S securities are exempt from registration provided certain requirements are met. Rule 144A Securities, Section 4(2) Paper, interest-only, principal-only and Regulation S Securities may be determined to be illiquid securities, although the Fund's Board has adopted procedures that permit them to be determined liquid in certain circumstances. If a particular investment in
Rule 144A Securities, Section 4(2) Paper or private placement securities, interest-only, principal-only or Regulation S securities is not determined to be liquid, that investment will be included within the 15% limitation on investment in illiquid securities.

          RISKS: Investing in illiquid securities presents the potential risks of tying up the Portfolio's assets at a time when liquidating assets may be necessary to meet redemptions and expenses.

INDEXED NOTES, CURRENCY EXCHANGE-RELATED SECURITIES AND SIMILAR SECURITIES

These securities are notes; the principal amount of which and/or the interest rate payable is determined by reference to an index. This index may be determined by the rate of exchange between the specified currency for the note and one or more other currencies or composite currencies.

          RISKS: Foreign currency markets can be highly volatile and are subject to sharp price fluctuations.

                                       23

INFLATION-INDEXED SECURITIES

Inflation-indexed securities are linked to the inflation rate in worldwide markets, such as the U.S. Treasury's "inflation-protection" bonds. Inflation protected securities issued by the U.S. Treasury are also called "TIPS". The principal is adjusted for inflation (payable at maturity), and the semi-annual interest payments equal a fixed percentage of the inflation adjusted principal amount. The inflation adjustments are based upon the Consumer Price Index (CPI)
for Urban Consumers. The original principal value of TIPS is guaranteed, even during a period of deflation. The par value of a TIPS bond at maturity will be the greater of the original principal or the inflation adjusted principal. These securities may be eligible for coupon stripping under the U.S. Treasury program.
U.S. corporations and government agencies have also issued inflation-indexed securities sporadically in the past.

Inflation-indexed securities also have been issued by sovereign countries such as Australia, Canada, France, New Zealand, Sweden and the United Kingdom in
their respective currencies. The mechanics for adjusting the principal value of foreign inflation-indexed securities is similar but not identical to the process used in the United States. In addition, these countries may not provide a guarantee of principal value at maturity, in which case the adjusted principal value of the bond repaid at maturity may be less than the original principal.

CPI futures are exchange-traded futures contracts that represent the inflation on a notional value of $1,000,000 for a period of three months, as implied by the CPI. An inflation swap is a contract between two counterparties who agree to swap cash flows based on the inflation rate against fixed cash flows. CPI futures and inflation swaps can be used to hedge the inflation risk in nominal bonds and can be combined with U.S. Treasury futures contracts to create synthetic TIPS.

          RISKS: If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury
          inflation-indexed bonds, even during a period of deflation. The
          Portfolio also may invest in other inflation-linked bonds that may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal. In addition, adjustments to principal will generally result in taxable income to the Portfolio at the time of such adjustment (which would generally be distributed by the Portfolio as part of its taxable dividends), even though the principal amount is not paid until maturity. The current market value of the bonds is not guaranteed and will fluctuate.

          The U.S. Treasury began issuing inflation-indexed bonds only in 1997.
          As such, trading history for TIPS is shorter than for other U.S.
          Treasury note and bond programs and liquidity is generally lower than for nominal bonds. However, the U.S. Treasury has reaffirmed its commitment to issue TIPS and an improvement in liquidity is expected to continue. Lack of a liquid market may impose the risk of higher transaction costs and the possibility that the Portfolio may be forced to liquidate positions when it would not be advantageous to do so.
          Finally, there can be

                                       24

               no assurance that the Consumer Price Index for Urban Consumers will accurately measure the real rate of inflation in the price of goods and services.

INVESTMENT COMPANIES

An investment company is an investment vehicle, which, for a management fee, invests the pooled funds of investors in securities appropriate for its investment objectives. The Portfolio may invest in the shares of another registered investment company subject to the limitations under the 1940 Act. Two basic types of investment companies exist:

1. Open end funds: these funds have a floating number of outstanding shares and will sell or redeem shares at their current net asset value,

2. Closed end funds: these funds have a fixed number of outstanding shares that are typically traded on an exchange.

The Portfolio will not invest in any fund that charges a "load."

          RISKS: As a shareholder in a registered investment company, the
          Portfolio will bear its ratable share of that investment company's expenses, including its advisory and administration fees. Generally, risks posed by a particular fund will mirror those posed by the underlying securities. A money market fund has the highest safety of principal, whereas bond funds are vulnerable to interest rate movements.

The Commission has granted the Fund an exemptive order which permits the
Portfolio to invest in another Portfolio within the FFTW Funds, Inc. family.
This is commonly referred to as cross-portfolio investing. To the extent such cross-portfolio investing occurs, investors will not be double-charged advisory fees. Investors pay advisory fees only on the Portfolio in which they are directly invested.

LOAN PARTICIPATIONS AND ASSIGNMENTS

Fixed and floating rate loans ("Loans") are arranged through private negotiations between an entity whose securities the Portfolio could have purchased directly (a "Borrower") and one or more financial institutions
("Lenders"). The Portfolio may invest in Loans in the form of assignments
("Assignments") of all or a portion of Loans from third parties or in the form of Participations ("Participations"). When the Portfolio purchases an Assignment from a Lender, the Portfolio will acquire direct rights against the Borrower on the Loan, except that under certain circumstances such rights may be more limited than those held by the assigning Lender. When the Portfolio purchases a
Participation, the Portfolio will have a contractual relationship only with the
Lender, and not the Borrower. The Portfolio will have the right to receive payments of principal, interest and any fee to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the Borrower. Because an investment in a Participation is subject to the credit risk of both the Borrower and the Lender, the Portfolio will acquire a Participation only if the Lender interpositioned between the Portfolio and the Borrower is determined by the Investment Adviser to be creditworthy.

          RISKS: The Portfolio generally will have no right to enforce compliance by the Borrower with the terms of the loan agreement relating to the Loan, nor any rights or set-off against the Borrower, and the Portfolio may not benefit

                                       25

          directly from any collateral supporting the Loan in which they have purchased a Participation. As a result, the Portfolio will assume the credit risk of both the Borrower and the Lender that is selling the
          Participation.

MORTGAGE-BACKED SECURITIES

Mortgage-backed securities are securities representing ownership interests in, or debt obligations secured entirely or primarily by, "pools" of residential or commercial mortgage loans or other mortgage-backed securities. Mortgage-backed securities may take a variety of forms, the most common being:

1.    Mortgage-pass-through securities issued by

     a.   the Government National Mortgage Association (Ginnie Mae),

     b.   the Federal National Mortgage Association (Fannie Mae),

     c.   the Federal Home Loan Mortgage Corporation (Freddie Mac),

     d.   commercial banks, savings and loan associations, mortgage banks or by issuers that are affiliates of or sponsored by such entities,

2.   Collateralized Mortgage Obligations ("CMOs"), which are debt obligations collateralized by such assets, and

3.   Commercial mortgage-backed securities.

The Investment Adviser expects that new types of mortgage-backed securities may be created offering asset pass-through and asset-collateralized investments in addition to those described above by governmental, government-related and private entities. As new types of mortgage-related securities are developed and offered to investors, the Investment Adviser will consider whether it would be appropriate for such Portfolio to make investments in them.

CMOs are structured bonds collateralized by mortgage pass-through securities.
Cash flows from mortgage pass-through securities are allocated to various tranches in a predetermined, specified order. Each tranche has a stated maturity
(the latest date by which the tranche can be completely repaid, assuming no prepayments) and has an average life (the average of the time to receipt of a principal payment weighted by the size of the principal payment). The average life is typically used as a proxy for maturity because the debt is amortized, rather than being paid off entirely at maturity.

          RISKS: Mortgage-backed and other asset-backed securities carrying the risk of a faster or slower than expected prepayment of principal which may affect the duration and return of the security. Changes in interest rates affect the Portfolio's asset value since its holdings will generally increase in value when interest rates fall and decrease when interest rates rise. Compared to debt that cannot be prepaid, mortgage and asset-backed securities are less likely to increase in value, and may decrease in value, during periods of declining interest rates and may have a higher risk of decline in value during periods of rising interest rates.

MULTI-NATIONAL CURRENCY UNIT SECURITIES OR MORE THAN ONE CURRENCY DENOMINATION

Multi-national currency unit securities are tied to currencies of more than one nation. These securities include securities denominated in the currency of one nation, although it is issued by a governmental entity, corporation or financial institution of another nation.

          RISKS: Investments involving multi-national currency units are subject to changes in currency exchange rates which may

                                       26

          cause the value of such invested securities to decrease relative to the U.S. dollar.

REPURCHASE AND REVERSE REPURCHASE AGREEMENTS

When participating in repurchase agreements, the Portfolio buys securities from a vendor (e.g., a bank or securities firm) which the Portfolio's Investment
Adviser has deemed creditworthy, subject to the oversight of the Fund's Board of
Directors, with the agreement that the vendor will repurchase the securities at the same price plus interest at a later date. Repurchase agreements may be characterized as loans secured by the underlying securities. In a reverse repurchase, the Portfolio sells securities it holds to a vendor with the agreement that it will repurchase the securities at the same price plus interest at a later date. Reverse repurchases may be characterized as borrowings secured by the underlying securities. Repurchase transactions allow the Portfolio to earn a return on available cash at minimal market risk. The Portfolio may be subject to various delays and risks of loss should the vendor become subject to a bankruptcy proceeding or if it is otherwise unable to meet its obligation to repurchase. The securities underlying a repurchase agreement will be marked to market every business day so that the value of such securities is at least equal to the value of the repurchase price thereof, including the accrued interest thereon.

Repurchase and reverse repurchase agreements may also involve foreign government securities for which there is an active repurchase market. Transactions in foreign repurchase and reverse repurchase agreements may involve additional risks. The Investment Adviser expects that such repurchase and reverse repurchase agreements will primarily involve government securities of countries belonging to the Organisation for Economic Cooperation and Development ("OECD").
The member countries of the OECD include: Australia, Austria, Belgium, Canada,
Czech Republic, Denmark, Finland, France, Germany, Greece, Hungary, Iceland,
Ireland, Italy, Japan, Korea, Luxembourg, Mexico, Netherlands, New Zealand,
Norway, Poland, Portugal, Spain, Sweden, Switzerland, Turkey, United Kingdom and
the United States.

The Portfolio will maintain a segregated custodial account for its reverse repurchase agreements. Until repayment is made, the segregated accounts may contain cash, U.S. government securities or other liquid, unencumbered securities having an aggregate value at least equal to the amount of such commitments to repurchase (including accrued interest). Repurchase and reverse repurchase agreements will generally be restricted to those maturing within seven days.

          RISKS: If the other party to a repurchase and/or reverse repurchase agreement becomes subject to a bankruptcy or other insolvency proceeding, or fails to satisfy its obligations thereunder, delays may result in recovering cash or the securities sold, or losses may occur as to all or part of the income, proceeds or rights in the security.

SHORT SALES

Short sales are transactions in which the Portfolio sells a security it does not own in anticipation of a decline in the market value of that security. Short selling provides the Investment Adviser with flexibility to reduce certain risks of the Portfolio's holdings and increase the Portfolio's total return. To the extent that the Portfolio has sold securities short, it will either (i) maintain a daily segregated account, containing cash, U.S. Government securities or other liquid and unencumbered securities, at such a level that (a) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold

                                       27

short and (b) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time it was sold short or (ii) hold an offsetting long position.

          RISKS: A short sale is generally used to take advantage of an anticipated decline in price or to protect a profit. The Portfolio will incur loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Portfolio replaces the borrowed security. The amount of any loss will be increased by the amount of any premium or amounts in lieu of interest the Portfolio may be required to pay in connection with a short sale. The potential loss from a short sale is unlimited.

STRIPPED INSTRUMENTS

Stripped instruments are bonds, reduced to its two components: its rights to receive periodic interest payments (IOs) and rights to receive principal repayments (POs). Each component is then sold separately. Such instruments include:

a.   Municipal Bond Strips;

b.   Treasury Strips; and

c.   Stripped Mortgage-Backed Securities.

          RISKS: POs do not pay interest. Its return is solely based on payment of principal at maturity. Both POs and IOs tend to be subject to greater interim market value fluctuations in response to changes in interest rates. Stripped Mortgage-Backed Securities IOs run the risk of unanticipated prepayment, which will decrease the instrument's overall return.

TBA (TO BE ANNOUNCED) TRANSACTIONS

In a TBA transaction, the type of mortgage-backed securities to be delivered is specified at the time of trade, but the actual pool numbers of the securities to be delivered are not known at the time of the trade. For example, in a TBA transaction, an investor could purchase $1 million 30 year mortgage-backed securities issued by the Federal National Mortgage Association and receive up to three pools on the settlement date. The pool numbers to be delivered at settlement will be announced shortly before settlement takes place. Agency pass-through mortgage-backed securities are usually issued on a TBA basis. The
Portfolio will maintain a segregated custodial account containing cash, U.S.
Government securities or other liquid and unencumbered securities having a value at least equal to the aggregate amount of the Portfolio's TBA transactions.

          RISKS: The value of the security on the date of delivery may be less than its purchase price, presenting a possible loss of asset value. In addition, the Portfolio may experience delays in payment or loss of income of the counterparty fails to perform under the contract.

TOTAL RETURN SWAPS

A total return swap is a contract between two counterparties who agree to swap periodic payments for the life of the contract. Typically, one party receives

                                       28

the total return (interest payments plus any capital gains or losses for the payment period) from a specified reference asset, while the counterparty receives a specified fixed or floating cash flow (e.g., LIBOR) that is not related to the creditworthiness of the reference asset. The payments are based upon the same notional amount of the reference asset. The reference asset may be any asset (e.g., bonds or loans), an index, or a basket of assets.

          RISKS: Swap contracts can be less liquid and more difficult to value than other investments. Because its cash flows are based in part on changes in the value of the reference asset, a total return swap's market value will vary with changes in that reference asset. In addition, the Portfolio may experience delays in payment or loss of income if the counterparty fails to perform under the contract.

U.S. GOVERNMENT AND AGENCY SECURITIES AND GOVERNMENT-SPONSORED ENTERPRISES/
FEDERAL AGENCIES

U.S. government and agency securities are issued by or guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities and supported by the full faith and credit of the United States. The Portfolio also may invest in other securities which may be issued by a U.S.
government-sponsored enterprise or federal agency, and supported either by its ability to borrow from the U.S. Treasury or by its own credit standing. Such securities do not constitute direct obligations of the United States but are issued, in general, under the authority of an Act of Congress. The universe of eligible securities in these categories includes (but is not limited to) those sponsored by:

     a.   U.S. Treasury Department;

     b.   Federal Housing Administration;

     c.   Federal Home Loan Mortgage Corporation;

     d.   Federal National Mortgage Association;

     e.   Federal Home Loan Bank;

     f.   Government National Mortgage Association; and

     g.   U.S. Department of Veterans' Affairs.

          RISKS: Although U.S. government securities are generally considered to be among the safest type of investment in terms of credit risk, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies, authorities and instrumentalities or sponsored enterprises, such as the Government National Mortgage Association ("GNMA"), are backed by the full faith and credit of the U.S. Treasury, while others, such as
          Federal National Mortgage Association ("FNMA"), Federal Home Loan
          Mortgage Corporation ("Freddie Mac") and Federal Home Loan Banks
          ("FHLBs"), are backed solely by the ability of the entity to borrow from the U.S. Treasury or by the entity's own resources. No assurance can be given that the U.S. government would provide financial support to U.S. government agencies, authorities, instrumentalities, or sponsored enterprises if it is not obliged to do so by law.

WHEN ISSUED AND FORWARD COMMITMENTS

The purchase of a when issued or forward commitment security will be recorded on the date the Portfolio enters into the commitment. The value of the security

                                       29

will be reflected in the calculation of the Portfolio's net asset value. The value of the security on delivery date may be more or less than its purchase price. Generally, no interest accrues to the Portfolio until settlement. The
Portfolio will maintain a segregated custodial account containing cash, U.S.
Government securities or other liquid and unencumbered securities having a value at least equal to the aggregate amount of the Portfolio's when issued and forward commitments transactions.

          RISKS: The value of the security on the date of delivery may be less than its purchase price.

ZERO COUPON SECURITIES

Zero coupon securities are typically sold at a deep discount from their face value. Such securities make no periodic interest payments; however, the buyer receives a rate of return by the gradual appreciation of the security, until it is redeemed at face value on a specified maturity date.

          RISKS: Zero coupon securities do not pay interest until maturity and tend to be subject to greater interim market value fluctuations in response to interest rate changes than interest paying securities of similar maturities. Credit risk is generally greater for investments that are required to pay interest only at maturity rather than at intervals during the life of the investment.

                               PORTFOLIO TURNOVER

Portfolio turnover rates are believed to be higher than the turnover experienced by most fixed income funds, due to the Investment Adviser's active management of duration. The Investment Adviser will not consider the portfolio turnover rate to be a limiting factor in making investment decisions for the Portfolio. High portfolio turnover may involve greater brokerage commissions and transactions costs which will be paid by the Portfolio. In addition, high turnover rates may result in increased short-term capital gains.

                        SUPPLEMENTAL INVESTMENT POLICIES

Currently, non-hedging transactions are subject to either of two alternative limitations. Under one alternative, the aggregate initial margin and premiums required to establish non-hedging positions in futures contracts and options may not exceed 15% of the fair market value of the Portfolio's net assets (after taking into account unrealized profits and unrealized losses on any such contracts). Under the other alternative, which has been established by the CFTC on a temporary basis, the notional value of non-hedging futures contracts and related options may not exceed the liquidation value of the Portfolio (after taking into account unrealized profits and unrealized losses on any such contracts).

The Portfolio may not enter into a repurchase or reverse repurchase agreement if, as a result thereof, more than 25% of the Portfolio's total assets would be subject to such agreements.

                                       30

                           FINANCIAL HIGHLIGHTS TABLE

The Financial Highlights Table is intended to help you understand Advisor class'
financial performance for the past five years. Certain information reflects financial results for a single class' share. The "Total Return" indicates how much an investment in the class would have earned or lost, assuming all dividends and distributions had been reinvested.

This information has been audited by KPMG LLP. You will find the report of independent registered public accounting and the FFTW Funds, Inc. financial statements in the annual report, which is available upon request.

                                       31

FFTW FUNDS,INC.

FINANCIAL HIGHLIGHTS(CONTINUED)
WORLDWIDE CORE PORTFOLIO

                                                                                    FOR THE YEAR ENDED,
                                                                  -----------------------------------------------------
For a share outstanding                                           DEC.31,      DEC.31,    DEC.31,    DEC.31,    DEC.31,
throughout the period:                                             2004         2003       2002       2001       2000
-----------------------------------------------------------------------------------------------------------------------

PER SHARE DATA
--------------

Net asset value, beginning of period                              $11.18       $11.15     $10.96     $10.79     $10.58

INCREASE (DECREASE) FROM INVESTMENT OPERATIONS
----------------------------------------------

Net investment income                                               0.31 *       0.31 *     0.40 *     0.48       0.60
Net realized and unrealized gain on investments,
  financial futures, swap and options contracts and foreign
  currency related transactions                                     0.26         0.11       0.36       0.27       0.50
                                                                  ------       ------     ------     ------     ------
Total from investment operations                                    0.57         0.42       0.76       0.75       1.10
                                                                  ------       ------     ------     ------     ------
LESS DISTRIBUTIONS
------------------

From investment income, net                                         0.66         0.39       0.53       0.58       0.89
From capital stock in excess of par value                              -            -       0.04          -          -
Return of capital                                                   0.18            -          -          -          -

Total distributions                                                 0.84         0.39       0.57       0.58       0.89
                                                                  ------       ------     ------     ------     ------
Net asset value, end of period                                    $10.91       $11.18     $11.15     $10.96     $10.79
                                                                  ======       ======     ======     ======     ======

TOTAL RETURN                                                       5.49%        3.71%      7.36%      6.94%     10.79%
------------

RATIOS/SUPPLEMENTAL DATA
------------------------
Net assets, end of period (000's)                                $54,591      $66,754   $116,859   $219,987   $210,996
Ratio of operating expenses to average net assets,
  exclusive of interest expense (a)                                0.64%        0.55%      0.45%      0.45%      0.45%
Ratio of operating expenses to average net assets,
  inclusive of interest expense (a)                                0.65%        0.55%      0.45%      0.45%      0.45%
Ratio of net investment income to average net assets (a)           2.87%        2.74%      3.61%      4.38%      5.60%
Decrease in above expense ratios due to waiver of
  investment advisory fees                                         0.15%        0.16%      0.17%      0.17%      0.14%
Portfolio Turnover                                                 381%          441%       565%       615%       549%
----------------------------------------------------------------------------------------------------------------------
(a) Net of waivers.
*   Calculation based on average shares outstanding.

See Notes to Financial Statements.

                                       32

                              SHAREHOLDER INQUIRIES

This Prospectus contains a concise statement of information investors should know before they invest in the Portfolio. Please retain this Prospectus for future reference. Additional information about the Portfolio's investments is available in the Portfolio's Annual and Semi-Annual Reports to shareholders, as well as the SAI dated April 30, 2005 (as amended from time to time). The SAI provides more detailed information about the Portfolio, including its operations and investment policies. A current SAI is on file with the Commission and is incorporated by reference and is legally considered a part of this Prospectus.
In the Portfolio's Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year.

The Portfolio's SAI, Annual and Semi-Annual Reports are available, without charge, upon request by contacting the Transfer Agent at (800) 247-0473. You may also request other information about the Portfolio and make inquiries by contacting (800) 247-0473.

A copy of the SAI, as well as additional information about the Portfolio, can be obtained free of charge on the Internet at: http://www.fftw.com/. Copies of the
Annual and Semi-Annual Reports of the Portfolio are not available at this website as prospective shareholders may request copies of these Reports from the
Transfer Agent and existing investors are mailed these Reports when they become available.

Information about the Portfolio (including the SAI) can be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the
operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Portfolio are available on the EDGAR Database on the Commission's Internet site at
http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission,
Washington D.C. 20549-0102 or by electronic request at the following e-mail address: publicinfo@sec.gov.

DISTRIBUTED BY:
QUASAR DISTRIBUTORS, LLC

Fund's Investment Company Act filing number: 811-5796

                                       33

                                FFTW FUNDS, INC.

--------------------------------------------------------------------------------

================================================================================

                                   PROSPECTUS
                             INTERNATIONAL PORTFOLIO

================================================================================

                                  ADVISOR CLASS

--------------------------------------------------------------------------------

                                 APRIL 30, 2005

THE SECURITIES AND EXCHANGE COMMISSION (THE "COMMISSION") HAS NOT APPROVED OR
DISAPPROVED THE PORTFOLIO'S SHARES AS AN INVESTMENT OR DETERMINED WHETHER THIS
PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING
A CRIME.

The Portfolio offers two separate classes of shares: Advisor Shares and Investor
Shares. This Prospectus offers the Portfolio's Advisor Shares. A separate
Prospectus offers the Portfolio's Investor Shares. The Portfolio's separate share classes have different expenses; as a result, their investment performance will differ.

                                    CONTENTS

                                                                         PAGE
                                                                      ----------
Risk/Return Summary                                                        3
Investment Objectives, Principal Investment Strategies
   and Investments                                                         3
Principal Investment Risks                                                 4
Risk/Return Bar Chart and Table                                            6
Fee Table                                                                  7
Expense Table Example                                                      7
Fund Management                                                            7
Shareholder Information                                                    9
Investment Information                                                    10
Portfolio Turnover                                                        29
Supplemental Investment Policies                                          29
Financial Highlights Table                                                30
Shareholder Inquiries                                                 Back Cover

                                        2

                               RISK/RETURN SUMMARY

The following is a summary of certain key information about the International
Portfolio (the "Portfolio"), including its investment objective, principal investment strategies and principal investment risks. A more detailed description of the Portfolio's investment strategies, investments and their associated risks follows this summary.

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE:     To attain a high level of total return as may be
                          consistent with the preservation of capital.
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT      The Portfolio invests primarily in investment grade
STRATEGIES:               debt securities from foreign bond markets and
                          denominated in foreign currencies (minimum rating of
                          BBB by S&P, Baa by Moody's or a comparable rating or
                          higher from a nationally recognized statistical rating
                          organization, or if the security is unrated, of
                          comparable credit quality in the judgment of the
                          Investment Adviser/Sub-Adviser). The performance
                          objective of the Portfolio is to outperform an index
                          which the portfolio manager believes is an appropriate
                          benchmark for the Portfolio. The current index used by
                          the portfolio manager for the Portfolio is the Lehman
                          Brothers Global Aggregate Index (ex-USD). (The Lehman
                          Brothers Global Aggregate Index (ex-USD) provides a
                          broad-based measure of the international
                          investment-grade bond market. The Lehman Brothers
                          Global Aggregate Index (ex-USD) combines non-U.S.
                          dollar-denominated versions of the Pan-European Index
                          and the Japanese, Canadian, Australian and New Zealand
                          components of the Global Treasury Index. The index is
                          not available for investment and, unlike the
                          Portfolio, does not incur expenses).
--------------------------------------------------------------------------------
MINIMUM QUALITY RATING:
                                                                                                     AVERAGE
                                               S&P          Moody's                                 PORTFOLIO
                           S&P   Moody's   (Short Term)   (Short Term)   Fitch IBCA Duff & Phelps    QUALITY
                          ----   -------   ------------   ------------   ------------------------    -------
                          BBB-     Baa3         A-2           P-2                  BBB-                 A
--------------------------------------------------------------------------------
DURATION:                 The Portfolio's weighted average duration generally
                          will not differ from the weighted average duration of
                          the Lehman Brothers Global Aggregate Index (ex-USD) by
                          more than 2 years. As of December 31, 2004, the
                          duration of the Lehman Brothers Global Aggregate Index
                          (ex-USD) was 5.48 years. As of December 31, 2004, the
                          duration of the International Portfolio was 6.49
                          years.
--------------------------------------------------------------------------------
INVESTMENT POLICIES:      The Portfolio invests primarily in investment grade
                          debt securities from foreign bond markets, denominated
                          in foreign currencies. The Portfolio will maintain
                          investments in debt securities of issuers from at
                          least three different countries. At least 65% of the
                          Portfolio's total assets will be invested in debt
                          securities from jurisdictions outside the U.S. The
                          Portfolio will invest in derivatives for hedging and
                          non-hedging purposes, such as to manage the effective
                          duration of the Portfolio or as a substitute for
                          direct investment. For temporary defensive purposes,
                          up to 100% of the Portfolio's total assets may be
                          invested in U.S. Government securities, cash or cash
                          equivalent securities. These defensive strategies may
                          prevent the Portfolio from achieving its investment
                          objective. The Portfolio is "non-diversified" under
                          the 1940 Act, meaning that it may invest in a limited
                          number of issuers. Under normal circumstances, the
                          Portfolio will invest more than 25% of its total
                          assets in the Banking and Finance industry. For
                          purposes of this limitation, the Banking and Finance
--------------------------------------------------------------------------------

                                        3

--------------------------------------------------------------------------------
                          industry will be deemed to include securities of
                          issuers engaged in banking or finance businesses,
                          including issuers of asset and mortgage-backed
                          securities.
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS:    Foreign Instruments, including:
                               o    Asset-Backed Securities
                               o    Bank Obligations
                               o    Corporate Debt Instruments
                               o    Derivative Instruments
                               o    Government Debt Instruments
                               o    Interest Rate Futures
                               o    Mortgage-Backed Securities
                               o    Other Investment Companies
--------------------------------------------------------------------------------

                           PRINCIPAL INVESTMENT RISKS

"Risk" is the chance that you may lose money on an investment or that you will not earn as much as you expect. The greater the risk, the greater the possibility of losing money.

The Portfolio is affected by changes in the U.S. or foreign economies, or in individual securities.

The possibility also exists that investment decisions of portfolio managers will not accomplish what they are designed to achieve. No assurance can be given that the Portfolio's investment objective will be achieved.

Fischer Francis Trees & Watts, Inc. (the "Investment Adviser") may change the index against which the Portfolio's performance is measured at any time, subject to review by the Fund's Board of Directors.

The Portfolio may invest in securities issued by the U.S. government, its agencies or sponsored enterprises. Although U.S. government securities are generally considered to be among the safest type of investment in terms of credit risk, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies, authorities and instrumentalities or sponsored enterprises, such as the Government National
Mortgage Association ("GNMA"), are backed by the full faith and credit of the
U.S. Treasury, while others, such as Federal National Mortgage Association
("FNMA"), Federal Home Loan Mortgage Corporation ("Freddie Mac") and Federal
Home Loan Banks ("FHLBs"), are backed solely by the ability of the entity to borrow from the U.S. Treasury or by the entity's own resources. No assurance can be given that the U.S. government would provide financial support to U.S.
government agencies, authorities, instrumentalities, or sponsored enterprises if it is not obliged to do so by law.

The high portfolio turnover of the Portfolio may result in greater transaction costs, and may increase the amount of taxes payable by a shareholder.

Investments in the Portfolio are subject to certain of the following principal risks:

                                        4

BANKING INDUSTRY       Investing in bank obligations will expose the Portfolio
RISK:                  to risks associated with the banking industry such as
                       interest rate and credit risks.

CONCENTRATION RISK:    The Portfolio that invests more than 25% of its total
                       assets in the securities of issuers in any one industry
                       is exposed to the risk that factors affecting that
                       industry will have a greater effect on the Portfolio than
                       they would if the Portfolio invested in a diversified
                       number of unrelated industries.

CREDIT RISK:           Debt securities are subject to credit risk. Credit risk
                       is the possibility that an issuer will fail to make
                       timely payments of interest or principal, or go bankrupt.
                       In addition, lower rated securities have higher risk
                       characteristics and changes in economic conditions are
                       more likely to cause issuers of these securities to be
                       unable to make payments and thus default. The lower the
                       ratings of such debt securities, the greater their credit
                       risk.

CURRENCY RISK:         Fluctuations in exchange rates between the U.S. dollar
                       and foreign currencies may negatively affect an
                       investment. When synthetic and cross-hedges are used, the
                       net exposure of the Portfolio to any one currency may be
                       different from that of its total assets denominated in
                       such currency.

DERIVATIVES RISK:      Derivatives are subject to the risk of changes in the
                       market price of the security, credit risk with respect to
                       the counterparty to the derivative instrument, and the
                       risk of loss due to changes in interest rates. The use of
                       certain derivatives, including futures contracts, may
                       also have a leveraging effect, which may increase the
                       volatility of the Portfolio. The use of derivatives may
                       reduce returns for the Portfolio.

FOREIGN RISK:          Investing in foreign securities exposes the Portfolio to
                       risks such as, political and economic instability,
                       currency devaluation and high inflation rates, which may
                       result in Portfolio losses and higher volatility.

INTEREST RATE RISK:    Debt securities are subject to the risk that the market
                       value will decline because of rising interest rates. A
                       rise in interest rates generally means a fall in bond
                       prices and, in turn, a fall in the value of your
                       investment. Debt securities with longer durations tend to
                       be more sensitive to changes in interest rates, usually
                       making them more volatile then debt securities with
                       shorter durations.

LIQUIDITY RISK:        Certain securities may be difficult or impossible to sell
                       at favorable prices within the desired time frame.

NON- DIVERSIFICATION   A non-diversified Portfolio may invest a large percentage
RISK:                  of its assets in the securities of a small number of
                       issuers or industries than a diversified Portfolio. This
                       vulnerability to factors affecting a single investment
                       can result in greater Portfolio losses and volatility.

PREPAYMENT RISK:       A Portfolio that invests in mortgage-backed and other
                       asset-backed securities is exposed to the risk that such
                       securities may repay principal either faster or slower
                       than expected.

                                        5

A description of the Fund's policies and procedures regarding the disclosure of the Fund's portfolio holdings is available in the Fund's Statement of Additional
Information (SAI).

                         RISK/RETURN BAR CHART AND TABLE

The following chart and table give some indication of the risks of investing in the Portfolio. The chart and table illustrate the changes in the Portfolio's yearly performance, as represented by the performance of Advisor Class, and show how Advisor's Class's average annual total returns for 1 year, 5 years and since inception compared with a benchmark index. Past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future.

FOR THE CALENDAR YEARS ENDED DECEMBER 31

                     INTERNATIONAL PORTFOLIO - ADVISOR CLASS
                               ANNUAL TOTAL RETURN

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

ADVISOR CLASS   ANNUAL TOTAL RETURN
-------------   -------------------
     1997              -0.43%
     1998              18.35%
     1999              -6.34%
     2000              -0.98%
     2001              -4.22%
     2002              21.81%
     2003              20.25%
     2004              12.17%

During the eight-year period shown in the International Portfolio's bar chart, the highest quarterly return was 13.95% (quarter ending June 30, 2002) and the lowest quarterly return was -5.28% (quarter ending March 31, 1999).

                                                                  SINCE
AVERAGE ANNUAL TOTAL RETURNS                  PAST 1   PAST 5   INCEPTION
(FOR THE PERIODS ENDING DECEMBER 31, 2004)*    YEAR     YEARS    (5/9/96)
-------------------------------------------   ------   ------   ---------
International Portfolio - Advisor Class
   Return Before Taxes                        12.17%    9.27%     7.26%
   Return After Taxes on Distributions         9.10%    6.82%     4.66%
   Return After Taxes on Distributions and
      Sale of Fund Shares                      7.79%    6.47%     4.59%
   Lehman Brothers Global Aggregate Index     12.55%    8.73%     6.40%
      (ex-USD)**

*After tax returns shown in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after tax returns depend on an investor's tax situation and may differ from those shown. The after tax returns shown are not relevant to investors who hold their Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts.
The

                                        6

Portfolio's past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future. Total return would have been lower had certain expenses not been waived or reimbursed.

**This index does not reflect deductions for fees, expenses or taxes.

                                    FEE TABLE

This Table describes the fees and expenses that you may pay if you buy, hold, or sell Advisor Class shares of the Portfolio.

                            International
                              Portfolio
                            -------------
Management Fees                  0.40%
Distribution Fees (12b-1)        None
Other Expenses*                  0.36%
Total Annual Fund                0.76%
Operating Expenses

*Under an Administration Agreement dated August 15, 2003, as amended, between the Fund and Investors Bank & Trust Company ("the Administrator"), the
Administrator provides administrative services to the Portfolio for an administrative fee. Under an Operations Monitoring Agent Agreement effective
August 15, 2003, EOS Fund Services LLC earns a fee for providing operations monitoring services to the Fund.

                              EXPENSE TABLE EXAMPLE

The following table is intended to help you compare the cost of investing in the
Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Portfolio's Advisor
Class operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                          1 Year   3 Years   5 Years   10 Years
                          ------   -------   -------   --------
International Portfolio     $78      $243      $422      $942

                                 FUND MANAGEMENT

                               BOARD OF DIRECTORS

The Board of Directors of FFTW Funds, Inc. (the "Fund"), is responsible for the overall management and supervision of the Portfolio, which is a series of the
Fund. The Fund's Directors are Stephen P. Casper, John C Head III, Lawrence B.
Krause, Saul H. Hymans, Onder John Olcay and Andrea Redmond. Additional
information about the Directors and the Fund's executive officers may be found in the SAI under the heading "Management of the Fund."

                                        7

                               INVESTMENT ADVISER

Subject to the direction and authority of the Board of Directors, Fischer
Francis Trees & Watts, Inc. ("FFTW" or the "Investment Adviser"), serves as
Investment Adviser to the Portfolio. The Investment Adviser conducts investment research and is responsible for the purchase, sale or exchange of the
Portfolio's assets. Organized in 1972, the Investment Adviser is registered with the Securities and Exchange Commission and is a New York corporation that, with its affiliated companies, manages approximately $38.6 billion in assets, as of
December 31, 2004, for numerous fixed-income portfolios. The Investment Adviser, together with its affiliates, currently advises institutional clients including banks, central banks and pension funds. The Investment Adviser also serves as the adviser or the sub-adviser to domestic and international pooled investment vehicles. The Investment Adviser's offices are located at 200 Park Avenue, New
York, New York 10166. The Investment Adviser is directly wholly-owned by Charter
Atlantic Corporation, a New York corporation. The Portfolio paid the Investment
Adviser for its services in the twelve months ended December 31, 2004, at a rate of 0.40% of the Portfolio's average daily net assets.

                             INVESTMENT SUB-ADVISER

Fischer Francis Trees & Watts, a corporate partnership organized under the laws of the United Kingdom and an affiliate of the Investment Adviser, serves as
Sub-Adviser to the Portfolio. Organized in 1989, the Sub-Adviser is a
U.S.-registered investment adviser and manages approximately $13.4 billion in multi-currency fixed-income portfolios for institutional clients, as of December
31, 2004. The Investment Adviser pays any compensation to the Sub-Adviser from its advisory fee. The Sub-Adviser's annual fee is equal to the advisory fee for the Portfolio. The Sub-Adviser's offices are located at 2 Royal Exchange,
London, EC3V 3RA. The Sub-Adviser is directly and indirectly wholly-owned by
Charter Atlantic Corporation, a New York corporation.

                   ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL

A discussion of the basis for the Board of Directors' approval of the advisory and sub-advisory contracts for the Portfolio will be available in the Funds'
semi-annual report to shareholders for the period ended June 30, 2005. That report will be available and will be mailed to shareholders at the end of August
2005.

                               PORTFOLIO MANAGERS

FFTW uses a team approach for determining its broad investment strategy for interest rate risk, currency risk and sector allocation. The full portfolio team comprised of the sector specialist teams--for Sovereign Bonds, Corporate Bonds,
Structured Products and Foreign Exchange--meets once a week to determine the firm's overall strategy for global bond and currency markets. The translation of the firm-wide investment strategy into a specific strategy for each Portfolio of the Fund in a manner that complies with the Portfolio's specific investment objectives and restrictions is the responsibility of a specific portfolio manager. The portfolio managers determine the broad risk parameters and overall sector and interest rate strategy for the Portfolio. The portfolio managers rely on the sector specialist teams to select the specific securities for the
Portfolio. The biographical information for the portfolio managers of the
International Portfolio are set forth below.

                                        8

Additional Information about the portfolio managers, including how each is compensated, other accounts each manages and each portfolio manager's ownership of securities is located in the SAI.

KEVIN CORRIGAN, MANAGING DIRECTOR, PORTFOLIO MANAGER. Mr. Corrigan has joint responsibility for management of the International Portfolio. He joined FFTW in
July 1995. He heads the International Corporate Credit Team. Mr. Corrigan currently specializes in European financial institutions and is a member of the
Investment Strategy Group. Previously, Mr. Corrigan worked at JP Morgan as an accountant in a number of functions, including the sterling securities and
European interest rate swaps and derivatives areas. Mr. Corrigan holds a BA
Honors in English literature from Reading University (1987) and is a fellow of the Chartered Association of Certified Accountants (1994).

RICHARD WILLIAMS, CO-CHIEF INVESTMENT OFFICER, MANAGING DIRECTOR. Mr. Williams
has joint responsibility for management of the International Portfolio. He joined FFTW in 1995. In his role as co-Chief Investment Officer, Mr. Williams chairs the Investment Strategy Group, which determines the investment strategy and sector allocations for all portfolios under the firm's management. His primary portfolio responsibility is for global aggregate portfolios. Mr.
Williams joined FFTW from Deutsche Bank, where he worked as an analyst in the fixed income research department for two years. Mr. Williams has a MA in mathematics from Lincoln College, Oxford University, and completed an MBA from
City University Business School while at FFTW. He is a Fellow of the Institute of Actuaries and has lectured in Finance at Moscow State University.

                             SHAREHOLDER INFORMATION

                                    PURCHASES

Portfolio Advisor Class shares may be purchased directly from the Portfolio, or obtained by employing the services of an outside broker or agent. Such broker or agent may charge a fee for its services. The minimum initial required investment for purchasing Advisor Class shares of the Portfolio is $250,000; such minimum may be waived at the discretion of the Fund. Subsequent investments may be of any amount. There are no loads or 12b-1 distribution fees imposed on Advisor
Class shares of the Portfolio.

Purchases of shares may be made on any "Business Day," meaning any Monday through Friday that the New York Stock Exchange is open. At the present time, the New York Stock Exchange is closed on: New Year's Day, Dr. Martin Luther
King's Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day,
Labor Day, Thanksgiving and Christmas.

The Portfolio is designed for long-term investments and, therefore, do not accommodate activities believed by the Portfolio to constitute "market timing"
or other trading strategies that entail rapid or frequent purchases, sales or exchanges which could disrupt orderly management of a Portfolio's investments
("disruptive trading").

Market timing and disruptive trading can harm the interests of the Portfolio and its long-term investors. A Portfolio that invests in foreign securities may be particularly susceptible to frequent trading strategies. This is because time zone difference among international stock markets can allow a shareholder engaging in a short-term strategy to exploit portfolio share prices that are based on closing prices of securities established some time before the portfolio calculates its own share price. The Board of Directors of the Fund has adopted policies and procedures with respect to frequent trading in Portfolio shares.
These policies

                                        9

and procedures are reasonably designed to monitor a Portfolio's trading activity and discourage disruptive trading and, in cases where disruptive trading activity is detected, to take action to stop such activity.

In order to ensure compliance with the Fund's procedures and to protect the interests of long-term investors, the Fund monitors trading in Portfolio shares by direct and beneficial shareholders. The Fund works with intermediaries that sell or facilitate distribution of Portfolio shares to identify abusive trading practices in omnibus accounts. The Fund reserves the right to take appropriate action as it deems necessary including, but not limited to, refusing to accept purchase orders in order to protect the interests of long-term shareholders.

Although the Fund takes certain steps, including the monitoring of subscription and redemption activity, to prevent abusive trading practices, there can be no guarantee that all such practices will be detected or prevented.

                               WIRING INSTRUCTIONS

To:             Investors Bank & Trust Company
                200 Clarendon Street
                Boston, Massachusetts 02117
ABA Number:     011001438
Account Name:   Quasar Distributors, LLC - Fund Purchase Account
Account Number: 933333333
Reference:      International Portfolio

                               TO PURCHASE SHARES

---------------------------------------------------------------------------------------------------------------------
WHEN NET
ASSET
VALUE        WHEN & HOW                                                     RESULT OF LATE
(NAV) IS     SHARES MAY BE              PROCEDURE FOR SAME DAY              NOTIFICATION OR DELAY IN
DETERMINED   PURCHASED                  PURCHASES                           RECEIPT OF FUNDS
---------------------------------------------------------------------------------------------------------------------

All          o    Any Business          o    Purchasers must call           o    The Portfolio must receive
Business          Day                        Investors Bank at(800)              notice before  4:00 p.m. (wire
Days                                         247-0473 prior to 4:00              may  be received after 4:00 p.m. ET)
             o    Submitted orders           p.m. ET to inform the               for shares to be bought at that
                  must include a             Portfolio of the incoming           day's price.
                  completed Account          wire transfer.
                  Application.                                              o    Shares will be bought at the
                                        o    Purchasers must indicate            next Business Day's price if wire
             o    Federal funds must         which Portfolio is to be            is received after 4:00 p.m ET and
                  be wired to                purchased.                          no notice is given.
                  Quasar's "Fund
                  Purchase Account"     o    If Federal funds are
                  at Investors Bank &        received by the Portfolio
                  Trust Company              that day, the order will be
                  ("Investors Bank"          effective that day. Price of
                  or the "Transfer           shares is based on the next
                  Agent").                   calculation of NAV after the
                                             order is placed.
---------------------------------------------------------------------------------------------------------------------

                                       10

                                   REDEMPTIONS

All Portfolio shares (fractional and full) will be redeemed upon shareholder request. The redemption price will be the next net asset value per share, determined after the Transfer Agent receives proper notice of redemption (see table below). Shares redeemed receive dividends declared up to, and including the day preceding the day of the redemption payment.

Shares may be redeemed by employing the services of an outside broker or agent or may be redeemed directly from the Portfolio. Such broker or agent may charge a fee for its services. There are no loads imposed by the Portfolio. No charge is imposed by the Portfolio to redeem shares; however, a shareholder's bank may impose its own wire transfer fee for receipt of the wire. The Portfolio may execute redemptions in any amount requested by the shareholder up to the amount the shareholder has invested in the Portfolio.

A shareholder may change the authorized agent or the account designated to receive redemption proceeds at any time by writing to the Transfer Agent with an appropriate signature guarantee. Further documentation may be required when deemed appropriate by the Transfer Agent.

A telephone redemption option is made available to shareholders on the
Portfolio's Account Application. The Portfolio or the Transfer Agent may employ procedures designed to confirm that instructions communicated by telephone are genuine. If the Portfolio or the Transfer Agent do not employ such procedures, they may be liable for losses due to unauthorized or fraudulent instructions.
The Portfolio or the Transfer Agent may require personal identification codes and will only wire funds through pre-existing bank account instructions. No bank instruction changes will be accepted via telephone.

If a shareholder wishes to add or change telephone redemption options after an account in the Portfolio has been established, the shareholder must provide the
Transfer Agent with the request in writing. The shareholder's signature must also have an appropriate signature guarantee. Other documentation may also be required; please check with the Transfer Agent for specifics.

Shareholders who do not elect telephone redemption privileges must submit their redemption requests in writing with an authorized signer's signature appropriately guaranteed. Additional documentation may also be required. Please contact the Transfer Agent for details prior to submitting any written requests.

In an attempt to reduce expenses, the Portfolio may redeem shares of any Advisor class shareholder whose Portfolio account has a net asset value lower than
$250,000. An involuntary redemption will not occur when drops in investment value are the sole result of adverse market conditions. The Portfolio will give
60 days prior written notice to shareholders whose shares are being redeemed to allow them to purchase sufficient additional shares of the Portfolio to avoid such redemption. The Portfolio also may redeem shares in a shareholder's account as reimbursement for loss due to the failure of a check or wire to clear in payment of shares purchased.

                                       11

                                TO REDEEM SHARES

--------------------------------------------------------------------------------

1.   SHAREHOLDERS MUST PROVIDE THE FOLLOWING INFORMATION:

     a.   The dollar or share amount to be redeemed;

     b.   The account to which the redemption proceeds should be wired (this account will have been previously designated by the shareholder on the
          Account Application);

     c.   The name of the shareholder; and

     d.   The shareholder's account number.

     SHAREHOLDERS SHOULD CALL THE TRANSFER AGENT AT (800) 247-0473 TO REQUEST A
     REDEMPTION.

--------------------------------------------------------------------------------
WHEN REDEMPTION EFFECTIVE              RESULT OF LATE NOTIFICATION OF REDEMPTION
--------------------------------------------------------------------------------
If notice is received by the           If notice is received by the Transfer
Transfer Agent by 4:00 p.m. ET on      Agent on a non-business day or after
any Business Day, the redemption       4:00 p.m. ET time on a Business Day, the
will be effective and payment will     redemption notice will be deemed received
be made within seven calendar days,    as of the next Business Day.
but generally the next business day
following receipt of such notice.
Price of shares is based on the next
calculation of the NAV after the
order is placed.
-------------- -----------------------------------------------------------------

                           PRICING OF PORTFOLIO SHARES

The price for Portfolio shares is based on the next calculation of the
Portfolio's net asset value per share after a purchase or redemption order is placed. Portfolio net asset value is calculated by: (1) adding the market value of all the Portfolio's assets, (2) subtracting all of the Portfolio's liabilities, and then (3) dividing by the number of shares outstanding and adjusting to the nearest cent.

The net asset value of the Portfolio is calculated by Investors Bank as of 4:00
p.m. ET on each Business Day.

All Portfolio investments are valued daily at their market price, if available, which results in unrealized gains or losses. Readily marketable fixed-income securities are valued on the basis of prices provided by a pricing service when such prices are believed by the Investment Adviser to reflect the fair value of such securities. Securities traded on an exchange are valued at their last sales price on that exchange. Securities and other financial instruments for which over-the-counter market quotations are available are valued at the latest bid price (asked price for short positions). Time deposits and repurchase agreements are generally valued at their cost plus accrued interest. All foreign holdings, receivables and payables, are valued daily at the mean foreign exchange rate.
Securities with maturities less than 60 days are valued at amortized cost, which approximates market value, unless this method does not represent fair value.

To the extent that the Portfolio invests in foreign securities, these securities may be listed on foreign exchanges that trade on days when the Portfolio does not price its shares. As a result, the net asset value per share of the
Portfolio may change at a time when shareholders are not able to purchase or redeem their shares. Similarly, the Portfolio may hold securities traded on U.S.
markets where the market may close early on a given day or may regularly close prior to calculation of the Portfolio's net asset value.

                                       12

Securities for which market quotations are not readily available will be valued at their fair value as determined in good faith by management utilizing fair value procedures approved by the Fund's Board of Directors. The fair value procedures involve the judgment of management and may represent prices that are otherwise unavailable on the open market.

The fair valuation of a particular security depends upon the circumstances of each individual case, and all appropriate factors relevant to the value of the security must be considered. As a general principle, the valuation should reflect the amount that the Portfolio could reasonably expect to receive for the security upon its current sale. Therefore, ascertaining fair value requires a determination of the amount that an arm's-length buyer, under the circumstances, would currently pay for the security.

Events affecting the value of such securities held by the Portfolio that occur between the close of trading in the security and the time at which the Portfolio prices its portfolio securities will not generally be reflected in the
Portfolio's calculation of its net asset value. The Investment Adviser will continuously monitor for material significant events that may call into question the reliability of market quotations obtained from an approved pricing service.
Such events may include: situations relating to a single issue in a market sector; significant fluctuations in U.S. or foreign markets; and natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Where the Investment Adviser determines that an adjustment should be made in the Portfolio security's value because significant intervening events have caused the Portfolio's net asset value per share to be materially inaccurate, the Investment Adviser shall seek to have the security "fair valued" in accordance with the Fund's fair value procedures and subject to the ratification/approval of the Fund's Board of Directors.

                                FUND'S DIVIDENDS

Net investment income (including accrued but unpaid interest, amortization of original issue and market discount or premium, accrued expenses and other income adjustments, such as inflation adjustments on inflation protected securities) of the Portfolio will be declared as a dividend payable to the shareholders of record as of the second to last Business Day of each month. Additionally, the
Portfolio, at its discretion, may declare special dividends or distributions to comply with all federal tax regulations. Dividends may be suspended in November and/or December of each year if the Portfolio has already met its distribution requirements for that year.

If desired, shareholders must request to receive dividends in cash (payable on the first Business Day of the following month) on the Account Application.
Absent such notice, all dividends will be automatically reinvested in additional shares on the last business day of each month at the share's net asset value. A shareholder may elect to change the dividend designation on the Account
Application at any time by writing to the Transfer Agent. If the Portfolio realizes net short-term or long-term capital gains (i.e., with respect to assets held more than one year), the Portfolio will distribute such gains by automatically reinvesting them in additional Portfolio shares (unless a shareholder has elected to receive cash).

                                  VOTING RIGHTS

Each share of the Fund gives the shareholder one vote in Director elections and other shareholder voting matters. Matters to be acted upon affecting the
Portfolio (such as approval of the investment advisory agreement with the
Investment Adviser or the submission of changes to a fundamental Portfolio investment policy) or a particular share class, require the affirmative vote of the Portfolio shareholders or the share class holders. The election of the
Fund's Board of Directors is voted

                                       13

upon by shareholders on a Fund-wide basis. The Fund is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Fund's or the Portfolio's operation and for the election of Directors under certain circumstances. Directors may be removed by shareholders at a special meeting. The Directors shall call a special meeting of the Portfolio upon written request of shareholders owning at least 10% of the
Portfolio's outstanding shares.

                               TAX CONSIDERATIONS

The following discussion is for general information only. A potential investor should consult with his or her own tax adviser as to the tax consequences of an investment in the Portfolio, including the status of distributions from the
Portfolio under applicable state or local law. Foreign shareholders are advised to consult their own tax advisers regarding investment tax consequences in the
Portfolio. For additional information regarding tax issues pertaining to the
Portfolio, see "Supplemental Tax Considerations" in the SAI.

FEDERAL INCOME TAXES

The Portfolio will distribute all of its taxable income by automatically reinvesting such income in additional Portfolio shares and distributing those shares to its shareholders, unless a shareholder elects on the Account
Application to receive cash payments for such distributions. A shareholder may elect to change the dividend designation on the Account Application at any time by writing to the Transfer Agent. Shareholders receiving distributions from the
Portfolio in the form of additional shares will be treated for federal income tax purposes as receiving a distribution in an amount equal to the fair market value of the additional shares on the date of such a distribution.

Dividends paid by the Portfolio from its investment company taxable income
(including interest and net short-term capital gains) will be taxable to U.S.
shareholders as ordinary income, whether received in cash or in additional
Portfolio shares. Designated distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses) are generally taxable to shareholders at the applicable long-term capital gains rates, regardless of how long they have held their Portfolio shares.

A distribution will be treated as paid on December 31 of the current calendar year if it is declared by the Portfolio in October, November or December with a record date in any such month and paid by the Portfolio during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. The Portfolio will inform shareholders of the amount and tax status of all amounts treated as distributed to them not later than 60 days after the close of each calendar year.

If a shareholder holds shares through a tax-deferred account, such as a retirement plan, income and gains will not be taxable each year. Instead, the taxable portion of amounts held in a tax-deferred account generally will be subject to tax only when a distribution is made from that account.

A shareholder who sells or redeems Portfolio shares will generally realize a capital gain or loss, which will be long-term or short-term, generally depending upon the shareholder's holding of the shares. An exchange of shares may be treated as a sale.

As with all mutual funds, the Portfolio may be required to withhold U.S. federal income tax at the rate of 28% of all taxable distributions payable to shareholders who:

1.   fail to provide the Portfolio with a correct taxpayer identification

                                       14

     number;

2.   fail to make required certifications; or

3.   have been notified by the Internal Revenue Service ("IRS") that they are subject to backup withholding.

Backup withholding is not an additional tax; rather, it is a way in which the
IRS ensures it will collect taxes otherwise due. Any amount withheld may be credited against U.S. federal income tax liability.

The foregoing discussion is only a brief summary of the important federal tax considerations generally affecting the Portfolio and its shareholders. As noted
above, tax-deferred accounts receive special tax treatment. No attempt is made to present a detailed explanation of the Federal, state, local or foreign income tax treatment of the Portfolio or its shareholders, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential investors in the Portfolio should consult their tax advisers with specific reference to their own tax situation.

STATE, LOCAL OR FOREIGN TAXES

The Portfolio may be subject to state, local or foreign taxation in any jurisdiction in which the Portfolio may be deemed to be doing business.
Portfolio distributions may be subject to state and local taxes. Portfolio distributions derived from interest on obligations of the U.S. Government and certain of its agencies, authorities and instrumentalities may be exempt from state and local taxes in certain states. Shareholders should consult their own tax advisers regarding possible state and local income tax exclusions for dividend portions paid by the Portfolio, which are attributable to interest from obligations of the U.S. government, its agencies, authorities and instrumentalities.

                        DISTRIBUTION OF PORTFOLIO SHARES

Shares of the Fund are distributed by Quasar, pursuant to a Distribution
Agreement dated as of October 1, 2001, by and among the Fund, Investors Bank and
Quasar. Investors Bank pays the distribution fees and FFTW pays all other fees and expenses related to distribution of Portfolio shares. In this relationship, the Fund and Quasar have agreed to indemnify one another against certain liabilities. Investor Class shares are also distributed by other broker-dealers who have entered into an Authorized Dealer Agreement with Quasar and the Fund.

In addition, pursuant to a Shareholder Services Plan, the Advisor Class shares of the Portfolio may pay a monthly shareholder service fee at an annual rate of
0.25% of the Advisor Class's average net assets throughout the month for providing shareholder support services, or such lesser amount as the Directors may determine from time to time. The Fund may remit up to the full amount of this shareholder service fee to intermediaries (such as banks, broker-dealers, and other service-providers), for providing shareholder support services. At the present time, the Fund is not assessing the shareholder service fee in the
Advisor Class shares. Should the Fund wish to impose this fee, the Board must approve its implementation and provide shareholders with 60 days prior notice.

Because the shareholder service fee is paid out of the Advisor Class'
Portfolio's assets on an ongoing basis, they will increase the cost of your investment and may cost you more than paying other types of sales charges.

                                       15

                             INVESTMENT INFORMATION

                  PERMITTED INVESTMENT STRATEGIES, INVESTMENTS
                              AND ASSOCIATED RISKS

Principal Investments

o    Asset-Backed Securities

o    Bank Obligations

o    Corporate Debt Instruments

o    Derivative Securities

o    Duration Management Transactions

o    Foreign Instruments

o    Indexed Notes, Currency Exchange-Related Securities and Similar Securities

o    Investment Companies

o    Mortgage-Backed Securities

Other Investments

o    Brady Bonds

o    Dollar Roll Transactions

o    Emerging Market Securities

o    Illiquid Securities

o    Inflation-Indexed Securities

o    Loan Participations and Assignments

o    Multi-National Currency Unit Securities or More Than One Currency
     Denominated Securities

o    Repurchase and Reverse Repurchase Securities

o    Stripped Instruments

o    Swaps

o    TBA Transactions

o    Total Return Swaps

o    U.S. Government, Agency and Government Sponsored Securities

o    When Issued and Forward Commitment Securities

o    Zero Coupon Securities

ASSET-BACKED SECURITIES

Asset-backed securities are secured by or backed by a pool of financial assets.
These securities are sponsored by such institutions as finance companies, finance subsidiaries of industrial companies and investment banks. Asset-backed securities have structural characteristics similar to mortgage-backed securities and include assets such as:

a.   motor vehicle installment sale contracts;

b.   other installment sale contracts;

c.   home equity loans;

d.   leases of various types of real and personal property; and

e.   receivables from revolving credit (credit card) agreements.

          RISKS: The principal amount of asset-backed securities is generally subject to partial or total prepayment risk. If an asset-backed security is purchased at a premium (or discount) to par, a prepayment rate that is faster than expected will reduce (or increase) the yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect on yield to maturity. In some cases, these securities may not have any security interest in the underlying assets, and recoveries

                                       16

          on the repossessed collateral may not be available to support payments on these securities.

BANK OBLIGATIONS

Bank obligations are bank-issued securities. These instruments include, but are not limited to:

a. Time Deposits,

b. Certificates of Deposit,

c. Bankers' Acceptances,

d. Bank Notes,

e. Deposit Notes,

f. Eurodollar Time Deposits,

g. Eurodollar Certificates of Deposit,

h. Variable Rate Notes,

i. Loan Participations,

j. Variable Amount Master Demand Notes,

k. Yankee CDs, and

l. Custodial Receipts.

          RISKS: Investing in bank obligations exposes the Portfolio to risks associated with the banking industry such as interest rate and credit risks.

BRADY BONDS

Brady Bonds are debt securities issued or guaranteed by foreign governments in exchange for existing external commercial bank indebtedness. To date, Brady
Bonds have been issued by the governments of twenty countries, the largest proportion having been issued by Argentina, Brazil, Mexico and Venezuela. Brady
Bonds are either collateralized or uncollateralized, are issued in various currencies (primarily the U.S. dollar), and are actively traded in the over-the-counter secondary market.

The Portfolio may invest in either collateralized or uncollateralized Brady
Bonds. U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed rate par bonds or floating rate discount bonds, are collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the bonds. Interest payments on such bonds generally are collateralized by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of rolling interest payments or, in the case of floating rate bonds, initially at least one year's rolling interest payments based on the applicable interest rate at the time and adjusted at regular intervals thereafter.

          RISKS: Brady Bonds are generally issued by countries with developing capital markets or unstable governments and as such, are considered to be among the more risky international investments.

CORPORATE DEBT INSTRUMENTS

Corporate bonds are debt instruments issued by corporations. As creditors, bondholders have a prior legal claim over common and preferred stockholders of the corporation as to both income and assets for the principal and interest due to the bondholder. The Portfolio purchases corporate bonds subject to quality restraints. Commercial paper, notes and other obligations of U.S. and foreign corporate issuers (including medium-term and variable rate notes) must meet the
Portfolio's credit quality standards. The Portfolio may retain a downgraded corporate debt security if the Investment Adviser determines retention of such security to be in the Portfolio's best interests.

          RISKS: Investing in corporate debt securities subjects the Portfolio to interest rate risk and credit risk.

DERIVATIVE SECURITIES

Derivative securities are instruments whose value is derived from the value of other assets such as commodities, stocks, bonds, and market indices. Derivatives include:

                                       17

     a.   swaps;

     b.   caps, floors and collars;

     c.   forward foreign currency contracts;

     d.   futures contracts; and

     e.   options.

a. SWAPS

Interest rate swaps involve the Portfolio's exchange with another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments. Mortgage swaps are similar to interest rate swaps in that both represent commitments to pay and receive funds. Currency swaps involve the exchange of respective rights to make or receive payments in specified currencies. Credit default swaps involve the transfer of credit exposure of fixed income securities. The buyer of a credit default swap receives credit protection, whereas the seller of the swap guarantees the credit worthiness of the security. By doing this, the risk of default is transferred from the holder of the fixed income security to the seller of the credit default swap.

b. CAPS, FLOORS AND COLLARS

An interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payment of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling the interest rate floor. An interest rate collar incorporates a cap and a floor in one transaction as described above.

c. FORWARD FOREIGN CURRENCY CONTRACTS

A forward foreign currency contract is the purchase or sale of a foreign currency on a future specified date at a pre-determined exchange rate, in order to hedge the currency exchange risk associated with assets or obligations denominated in foreign currencies. Synthetic hedging is a technique utilizing forward foreign exchange contracts that is frequently employed by the Portfolio.
It entails entering into a forward contract to sell a currency, the changes in value of which are generally considered to be linked to a currency or currencies in which some or all of the Portfolio's securities are or are expected to be denominated, and buying U.S. dollars. There is a risk that the perceived linkage between various currencies may not be present during the particular time that the Portfolio is engaging in synthetic hedging. The Portfolio may also cross-hedge currencies by entering into forward contracts to sell one or more currencies that are expected to decline in value relative to other currencies to which the Portfolio has or expects to have exposure.

d. FUTURES CONTRACTS

A futures contract is an agreement to buy or sell a specific amount of a financial instrument at a particular price on a specified date. The futures contract obligates the buyer to purchase the underlying asset and the seller to sell it. Substantially all futures contracts are closed out before settlement date or called for cash settlement. A futures contract is closed out by buying or selling an identical offsetting futures contract that cancels the original contract to make or take delivery. At times, the ordinary spreads between values in the cash and futures markets, due to differences in the character of these markets, are subject to distortions. The possibility of such distortions means that a correct forecast of general market, foreign exchange rate or interest rate trends may not produce the Portfolio's intended results. Losses from investing in futures transactions that are unhedged or uncovered are potentially unlimited.

e. OPTIONS CONTRACTS

                                       18

An option is a contractual right, but not an obligation, to buy (call) or sell
(put) an asset in exchange for an agreed upon sum. If the right is not exercised within a specified period of time, the option expires and the option buyer forfeits the amount paid. An option may be a contract that bases its value on the performance of an underlying bond. When the Portfolio writes a call option, it gives up the potential for gain on the underlying securities or currency in excess of the exercise price of the option during the period that the option is open. A put option gives the purchaser, in return for a premium, the right, for a specified period of time, to sell the securities or currency subject to the option to the writer of the put at the specified exercise price. The writer of the put option, in return for the premium, has the obligation, upon exercise of the option, to acquire the securities or currency underlying the option at the exercise price. The Portfolio might, therefore, be obligated to purchase the underlying securities or currency for more than their current market price.

The Portfolio will not enter into a swap, cap or floor unless the unsecured commercial paper, senior debt or claims paying ability of the counterparty is rated either A or A-1 or better by S&P or A or P-1 or better by Moody's. If unrated, it must be determined to be of comparable quality by the Investment
Adviser.

All derivatives require the Portfolio to segregate, in a separate custody account, cash (in any applicable currency), U.S. government securities, or other liquid and unencumbered securities (in any applicable currency) equal to the amount of the Portfolio's obligations under the terms of the derivative contract. When the Portfolio purchases a future or a forward foreign currency contract for non-hedging purposes, the sum of the segregated assets plus the amount of initial and variation margin held in the broker's account, if applicable, must equal the market value of the future or forward foreign currency contract. Should the market value of the contract move adversely to the
Portfolio, or if the value of the securities in the segregated account declines, the Portfolio will be required to deposit additional cash or securities in the segregated account at a time when it may be disadvantageous to do so.

     HEDGING

     Derivatives are often used to hedge against a given investment's risks of future gain or loss. Such risks include changes in interest rates, foreign currency exchange rates and securities prices.

          RISKS: Derivatives are subject to the risk of changes in security prices, and credit risk with respect to the counterparty for derivatives not entered into on a U.S. or foreign futures and options exchange. Certain derivatives may also have a leveraging effect that will increase the Portfolio's volatility of returns. The Portfolio may not be able to close out a futures or options position when it would be most advantageous to do so.

DOLLAR ROLL TRANSACTIONS

Dollar roll transactions consist of the sale of mortgage-backed securities, with a commitment to purchase similar but not necessarily identical securities at a future date. The Portfolio will maintain a segregated custodial account for dollar roll transactions. The segregated accounts may contain cash, U.S.
Government Securities or other liquid, unencumbered securities having an aggregate value at least equal to the amount of such commitments to repurchase the securities under the dollar roll transaction (including accrued interest).

          RISKS: Should the broker-dealer to whom the Portfolio sells an underlying security of a dollar roll transaction become insolvent, the
          Portfolio's right to purchase or repurchase the

                                       19

          security may be restricted, or the price of the security may change adversely over the term of the dollar roll transaction.

DURATION MANAGEMENT

Duration measures a bond's price volatility, incorporating the following factors:

a.   the bond's yield;

b.   coupon interest payments;

c.   final maturity;

d.   call features; and

e.   prepayment assumptions.

Duration measures the expected life of a debt security on a present value basis.
It incorporates the length of the time intervals between the present time and the time that the interest and principal payments are scheduled (or in the case of a callable bond, expected to be received) and weighs them by the present values of the cash to be received at each future point in time. For any debt security with interest payments occurring prior to the payment of principal, duration is always less than maturity. In general, for the same maturity, the lower the stated or coupon rate of interest of a debt security, the longer the duration of the security; conversely, the higher the stated or coupon rate of interest of a debt security, the shorter the duration of the security.

The market price of a bond with an effective duration of two years would be expected to decline 2% if interest rates rose 1%. If a bond has an effective duration of three years, a 1% increase in general interest rates would be expected to cause the bond's value to decline by about 3%.

Futures, options and options on futures have durations closely related to the duration of the securities that are underlying them. Holding long futures or call options will lengthen the Portfolio's duration by approximately the same amount that holding an equivalent amount of the underlying securities would.
Short futures or put option positions have durations roughly equal to the negative duration of the securities that underlie those positions and have the effect of reducing duration by approximately the same amount as selling an equivalent amount of the underlying securities.

For inflation-indexed securities, real duration measures the price sensitivity of a bond as real interest rates (i.e. nominal interest rates adjusted for inflation) move up and down. Real duration is the primary measurement of risk, because these securities are subjected to real rate changes but are protected against fluctuations in inflation.

          RISKS: There is no assurance that deliberate changes in the
          Portfolio's weighted average duration will enhance its return relative to more static duration policies, and may in fact detract from relative returns.

FOREIGN INSTRUMENTS

A.  FOREIGN SECURITIES

Foreign securities are securities issued by entities domiciled outside the
United States. They are typically denominated in currencies other than the U.S.
dollar and may be denominated in any single currency or multi-currency units.
The Investment Adviser and the Sub-Adviser will adjust exposure of the Portfolio to different currencies based on their perception of the most favorable markets and issuers. In allocating assets among multiple markets, the Investment Adviser and the Sub-Adviser will assess the relative yield and anticipated direction of interest rates in particular markets, general market and economic conditions and the relationship of currencies of various countries to each other. In their evaluations, the Investment Adviser and the Sub-Adviser will use internal

                                       20

financial, economic and credit analysis resources as well as information obtained from external sources.

The Portfolio will invest primarily in securities denominated in the currencies of the United States, Japan, Canada, Western European nations, New Zealand and
Australia, as well as securities denominated in the euro. Further, it is anticipated that such securities will be issued primarily by governmental and private entities located in such countries and by supranational entities. The
Portfolio will only invest in countries considered to have stable governments, based on the Investment Adviser's analysis of social, political and economic factors.

B.   FOREIGN GOVERNMENT, INTERNATIONAL AND SUPRANATIONAL AGENCY SECURITIES

These securities include debt obligations issued or guaranteed by a foreign government or its subdivisions, agencies and instrumentalities, international agencies and supranational entities.

          RISKS: Generally, foreign financial markets have substantially less volume than the U.S. market. Securities of many foreign companies are less liquid, and their prices more volatile than securities of comparable domestic companies. The Portfolio may invest portions of its assets in securities denominated in foreign currencies. These investments carry risks of fluctuations of exchange rates relative to the U.S. dollar. Securities issued by foreign entities (governments, corporations, etc.) may involve risks not associated with U.S.
          investments, including expropriation of assets, taxation, political or social instability and less strict regulatory and financial reporting standards--all of which may cause declines in investment returns.

C.   EMERGING MARKETS SECURITIES

Emerging markets securities are foreign securities issued from countries, which are considered to be "emerging" or "developing" by the World Bank. Such emerging markets include all markets other than Australia, Austria, Belgium, Canada,
Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, the
Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden,
Switzerland, the United Kingdom and the United States.

An emerging market sovereign security is a security issued by the national government, a municipality, or a company that is wholly owned by the national government. The latter are sometimes referred to as "quasi-sovereign"
securities.

There are numerous types of fixed-income securities issued by emerging market sovereign or corporate entities. The Portfolio may invest in several types, including the following:

     Treasury bills and bonds: These are short-term, locally registered securities that are usually, but not always, denominated in the local currency.

     Eurobonds and global bonds: These are longer maturity (up to 30 years)
     securities, registered in London or globally, that are generally issued in
     US dollars, but are increasingly issued in euros and occasionally in yen.

     Brady Bonds: As previously described in "Brady Bonds" herein, these are bonds issued by emerging market governments in exchange for defaulted loans that had been extended by non-local commercial banks or similar institutions.

                                       21

     Loan Participations and Assignments: As described in "Loan Participations and Assignments" herein, there are a few loans by financial institutions to emerging market governments that have not been converted to bonds, yet are still traded in the market. They may or may not have been restructured in the past. These instruments are traded on a participation or assignment basis.

          RISKS: The risks of investing in foreign securities may be intensified when the issuers are domiciled or doing substantial business in emerging market countries or countries with developing capital markets. Security prices in emerging markets can be significantly more volatile than those in more developed nations of the world, reflecting the greater uncertainties of investing in less established markets and economies. Compared to more developed countries, emerging market countries may have:

     a.   relatively unstable governments;

     b.   Sudden adverse government action;

     c.   nationalization of businesses;

     d.   restrictions on foreign ownership;

     e.   prohibitions of repatriation of assets;

     f.   less protection of property rights; or

     g.   less strict financial reporting and regulatory compliance requirements

The economies of countries with emerging markets may be predominantly based on only a few industries, may be highly vulnerable to changes in local, regional or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of substantial holdings difficult or impossible at times. Transaction settlement procedures may be less reliable in emerging markets than in developed markets. Securities of issuers located in countries with emerging markets may have limited marketability and may be subject to more abrupt or erratic price movements. Emerging markets in a particular region (e.g., Latin America) may be highly correlated, thereby increasing the Portfolio's risk if it is concentrated regionally.

ILLIQUID SECURITIES

Illiquid securities may not be able to be sold or disposed of in the ordinary course of business within seven days for approximately the value at which the
Portfolio has valued the securities. These include:

1.   securities with legal or contractual restrictions on resale;

2.   time deposits, repurchase agreements and dollar roll transactions having maturities longer than seven days; and

3.   securities not having readily available market quotations.

Although the Portfolio is allowed to invest up to 15% of its net assets in illiquid assets, it is not expected that the Portfolio will invest a significant portion of its assets in illiquid securities. The Investment Adviser monitors the liquidity of such restricted securities under the supervision of the Board of Directors.

The Portfolio may purchase securities not registered under the Securities Act of
1933 as amended, (the "1933 Act"), but which can be sold to qualified institutional buyers in accordance with Rule 144A under that Act ("Rule 144A
Securities"). The Portfolio also may invest in commercial paper issued in reliance

                                       22

on the so-called "private placement" exemption from registration afforded by
Section 4(2) of the 1933 Act ("Section 4(2) Paper"). Section 4(2) Paper and 144A
Securities are restricted as to disposition under the federal securities laws, and are generally sold to institutional investors. Any resale by the purchaser must be in an exempt transaction. These securities are normally resold to other institutional investors through or with the assistance of the issuer or investment dealers who make a market in the security, thus providing liquidity.
The Portfolio may also purchase interest-only, principal-only and Regulation S securities. Interest-only and principal-only securities are called stripped instruments. A description and related risks of each are found below. Regulation
S securities are securities offered and sold outside of the U.S. Regulation S securities are exempt from registration provided certain requirements are met.
Rule 144A Securities, Section 4(2) Paper, interest-only, principal-only and
Regulation S Securities may be determined to be illiquid securities, although the Fund's Board has adopted procedures that permit them to be determined liquid in certain circumstances. If a particular investment in Rule 144A Securities,
Section 4(2) Paper or private placement securities, interest-only, principal-only or Regulation S securities is not determined to be liquid, that investment will be included within the 15% limitation on investment in illiquid securities.

          RISKS: Investing in illiquid securities presents the potential risks of tying up the Portfolio's assets at a time when liquidating assets may be necessary to meet redemptions and expenses.

INDEXED NOTES, CURRENCY EXCHANGE-RELATED SECURITIES AND SIMILAR SECURITIES

These securities are notes, the principal amount of which and/or the rate of interest payable are determined by reference to an index. This index may be determined by the rate of exchange between the specified currency for the note and one or more other currencies or composite currencies.

          RISKS: Foreign currency markets can be highly volatile and are subject to sharp price fluctuations.

INFLATION-INDEXED SECURITIES

Inflation-indexed securities are linked to the inflation rate in worldwide markets, such as the U.S. Treasury's "inflation-protection" bonds. Inflation protected securities issued by the U.S. Treasury are also called "TIPS". The principal is adjusted for inflation (payable at maturity), and the semi-annual interest payments equal a fixed percentage of the inflation adjusted principal amount. The inflation adjustments are based upon the Consumer Price Index (CPI)
for Urban Consumers. The original principal value of TIPS is guaranteed, even during a period of deflation. The par value of a TIPS bond at maturity will be the greater of the original principal or the inflation adjusted principal. These securities may be eligible for coupon stripping under the U.S. Treasury program.
U.S. corporations and government agencies have also issued inflation-indexed securities sporadically in the past.

Inflation-indexed securities also have been issued by sovereign countries such as Australia, Canada, France, New Zealand, Sweden and the United Kingdom in
their respective currencies. The mechanics for adjusting the principal value of foreign inflation-indexed securities is similar but not identical to the process used in the United States. In addition, these countries may not provide a guarantee of principal value at maturity, in which case the adjusted principal value of the bond repaid at maturity may be less than the original principal.

CPI futures are exchange-traded futures contracts that represent the inflation on a notional value of $1,000,000 for a period of three months, as implied by the CPI. An inflation swap is a contract between two counterparties who agree to swap cash flows based on the inflation rate against fixed cash flows. CPI futures and

                                       23

inflation swaps can be used to hedge the inflation risk in nominal bonds and can be combined with U.S. Treasury futures contracts to create synthetic TIPS.

          RISKS: If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury
          inflation-indexed bonds, even during a period of deflation. The
          Portfolio also may invest in other inflation-linked bonds that may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal. In addition, adjustments to principal will generally result in taxable income to the Portfolio at the time of such adjustment (which would generally be distributed by the Portfolio as part of its taxable dividends), even though the principal amount is not paid until maturity. The current market value of the bonds is not guaranteed and will fluctuate.

          The U.S. Treasury began issuing inflation-indexed bonds only in 1997.
          As such, trading history for TIPS is shorter than for other U.S.
          Treasury note and bond programs and liquidity is generally lower than for nominal bonds. However, the U.S. Treasury has reaffirmed its commitment to issue TIPS and an improvement in liquidity is expected to continue. Lack of a liquid market may impose the risk of higher transaction costs and the possibility that the Portfolio may be forced to liquidate positions when it would not be advantageous to do so.
          Finally, there can be no assurance that the Consumer Price Index for
          Urban Consumers will accurately measure the real rate of inflation in the price of goods and services.

INVESTMENT COMPANIES

An investment company is an investment vehicle, which, for a management fee, invests the pooled funds of investors in securities appropriate for its investment objectives. The Portfolio may invest in the shares of another registered investment company subject to the limitations under the 1940 Act. Two basic types of investment companies exist:

1.   Open end funds: these funds have a floating number of outstanding shares and will sell or redeem shares at their current net asset value,

2.   Closed end funds: these funds have a fixed number of outstanding shares that are typically traded on an exchange.

The Portfolio will not invest in any fund that charges a "load."

          RISKS: As a shareholder in a registered investment company, the
          Portfolio will bear its ratable share of that investment company's expenses including its advisory and administration fees. Generally, risks posed by a particular fund will mirror those posed by the underlying securities. A money market fund has the highest safety of principal, whereas bond funds are vulnerable to interest rate movements.

The Commission has granted the Fund an exemptive order which permits the
Portfolio to invest in another Portfolio within the FFTW Funds, Inc. family.
This is commonly referred to as cross-portfolio investing. To the extent such cross-

                                       24

portfolio investing occurs, investors will not be double-charged advisory fees.
Investors pay advisory fees only on the Portfolio in which they are directly invested.

LOAN PARTICIPATIONS AND ASSIGNMENTS

Fixed and floating rate loans ("Loans") are arranged through private negotiations between an entity whose securities the Portfolio could have purchased directly (a "Borrower") and one or more financial institutions
("Lenders"). The Portfolio may invest in Loans in the form of assignments
("Assignments") of all or a portion of Loans from third parties or in the form of Participations ("Participations"). When the Portfolio purchases an Assignment from a Lender, the Portfolio will acquire direct rights against the Borrower on the Loan, except that under certain circumstances such rights may be more limited than those held by the assigning Lender. When the Portfolio purchases a
Participation, the Portfolio will have a contractual relationship only with the
Lender, and not the Borrower. The Portfolio will have the right to receive payments of principal, interest and any fee to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the Borrower. Because an investment in a Participation is subject to the credit risk of both the Borrower and the Lender, the Portfolio will acquire a Participation only if the Lender interpositioned between the Portfolio and the Borrower is determined by the Investment Adviser to be creditworthy.

          RISKS: The Portfolio generally will have no right to enforce compliance by the Borrower with the terms of the loan agreement relating to the Loan, nor any rights or set-off against the Borrower, and the Portfolio may not benefit directly from any collateral supporting the Loan in which they have purchased a Participation. As a result, the Portfolio will assume the credit risk of both the Borrower and the Lender that is selling the Participation.

MORTGAGE-BACKED SECURITIES

Mortgage-backed securities are securities representing ownership interests in, or debt obligations secured entirely or primarily by, "pools" of residential or commercial mortgage loans or other mortgage-backed securities. Mortgage-backed securities may take a variety of forms, the most common being:

1.   Mortgage-pass through securities issued by

     a.   the Government National Mortgage Association (Ginnie Mae),

     b.   the Federal National Mortgage Association (Fannie Mae),

     c.   the Federal Home Loan Mortgage Corporation (Freddie Mac),

     d.   commercial banks, savings and loan associations, mortgage banks or by issuers that are affiliates of or sponsored by such entities,

2.   Collateralized Mortgage Obligations ("CMOs") which are debt obligations collateralized by such assets, and

3.   Commercial mortgage-backed securities.

The Investment Adviser expects that new types of mortgage-backed securities may be created offering asset pass-through and asset-collateralized investments in addition to those described above by governmental, government-related and private entities. As new types of mortgage-related securities are developed and offered to investors, the Investment Adviser will consider whether it would be appropriate for such Portfolio to make investments in them.

CMOs are structured bonds collateralized by mortgage pass-through securities.
Cash flows from mortgage pass-through securities are allocated to various tranches in

                                       25

a predetermined, specified order. Each tranche has a stated maturity (the latest date by which the tranche can be completely repaid, assuming no prepayments) and an average life (the average of the time to receipt of a principal payment weighted by the size of the principal payment). The average life is typically used as a proxy for maturity because the debt is amortized, rather than being paid off entirely at maturity.

          RISKS: Mortgage-backed and other asset-backed securities carrying the risk of a faster or slower than expected prepayment of principal which may affect the duration and return of the security. Changes in interest rates affect the Portfolio's asset value since its holdings will generally increase in value when interest rates fall and decrease when interest rates rise. Compared to debt that cannot be prepaid, mortgage and asset-backed securities are less likely to increase in value, and may decrease in value, during periods of declining interest rates and may have a higher risk of decline in value during periods of rising interest rates.

MULTI-NATIONAL CURRENCY UNIT SECURITIES OR MORE THAN ONE CURRENCY DENOMINATION

Multi-national currency unit securities are tied to currencies of more than one nation. These securities include securities denominated in the currency of one nation, although it is issued by a governmental entity, corporation or financial institution of another nation.

          RISKS: Investments involving multi-national currency units are subject to changes in currency exchange rates which may cause the value of such invested securities to decrease relative to the U.S. dollar.

REPURCHASE AND REVERSE REPURCHASE AGREEMENTS

When participating in repurchase agreements, the Portfolio buys securities from a vendor (e.g., a bank or securities firm) which the Portfolio's Investment
Adviser has deemed creditworthy, subject to the oversight of the Fund's Board of
Directors, with the agreement that the vendor will repurchase the securities at the same price plus interest at a later date. Repurchase agreements may be characterized as loans secured by the underlying securities. In a reverse repurchase, the Portfolio sells securities it holds to a vendor with the agreement that it will repurchase the securities at the same price plus interest at a later date. Reverse repurchases may be characterized as borrowings secured by the underlying securities. Repurchase transactions allow the Portfolio to earn a return on available cash at minimal market risk. The Portfolio may be subject to various delays and risks of loss should the vendor become subject to a bankruptcy proceeding or if it is otherwise unable to meet its obligation to repurchase. The securities underlying a repurchase agreement will be marked to market every business day so that the value of such securities is at least equal to the value of the repurchase price thereof, including the accrued interest thereon.

Repurchase and reverse repurchase agreements may also involve foreign government securities for which there is an active repurchase market. Transactions in foreign repurchase and reverse repurchase agreements may involve additional risks. The Investment Adviser expects that such repurchase and reverse repurchase agreements will primarily involve government securities of countries belonging to the Organisation for Economic Cooperation and Development ("OECD").
The member countries of the OECD include: Australia, Austria, Belgium, Canada,
Czech Republic, Denmark, Finland, France, Germany, Greece, Hungary, Iceland,
Ireland, Italy, Japan, Korea, Luxembourg, Mexico, Netherlands, New Zealand,
Norway, Poland, Portugal, Spain, Sweden, Switzerland, Turkey, United Kingdom and
the United States.

                                       26

The Portfolio will maintain a segregated custodial account for its reverse repurchase agreements. Until repayment is made, the segregated accounts may contain cash, U.S. government securities or other liquid, unencumbered securities having an aggregate value at least equal to the amount of such commitments to repurchase (including accrued interest). Repurchase and reverse repurchase agreements will generally be restricted to those maturing within seven days.

          RISKS: If the other party to a repurchase and/or reverse repurchase agreement becomes subject to a bankruptcy or other insolvency proceeding, or fails to satisfy its obligations thereunder, delays may result in recovering cash or the securities sold, or losses may occur as to all or part of the income, proceeds or rights in the security.

STRIPPED INSTRUMENTS

Stripped instruments are bonds, reduced to two components: the right to receive periodic interest payments (IOs) and the right to receive principal repayments
(POs). Each component is then sold separately. Such instruments include:

a.   Municipal Bond Strips;

b.   Treasury Strips; and

c.   Stripped Mortgage-Backed Securities.

          RISKS: POs do not pay interest; return is solely based on payment of principal at maturity. Both POs and IOs tend to be subject to greater interim market value fluctuations in response to changes in interest rates. Stripped Mortgage-Backed Securities IOs run the risk of unanticipated prepayment, which will decrease the instrument's overall return.

TBA (TO BE ANNOUNCED) TRANSACTIONS

In a TBA transaction, the type of mortgage-backed securities to be delivered is specified at the time of trade, but the actual pool numbers of the securities to be delivered are not known at the time of the trade. For example, in a TBA transaction, an investor could purchase $1 million 30 year mortgage-backed securities issued by the Federal National Mortgage Association and receive up to three pools on the settlement date. The pool numbers to be delivered at settlement will be announced shortly before settlement takes place. Agency pass-through mortgage-backed securities are usually issued on a TBA basis. The
Portfolio will maintain a segregated custodial account containing cash, U.S.
Government securities or other liquid and unencumbered securities having a value at least equal to the aggregate amount of the Portfolio's TBA transactions.

          RISKS: The value of the security on the date of delivery may be less than its purchase price, presenting a possible loss of asset value. In addition, the Portfolio may experience delays in payment or loss of income of the counterparty fails to perform under the contract.

TOTAL RETURN SWAPS

A total return swap is a contract between two counterparties who agree to swap periodic payments for the life of the contract. Typically, one party receives the total return (interest payments plus any capital gains or losses for the payment period) from a specified reference asset, while the counterparty receives a specified fixed or floating cash flow (e.g., LIBOR) that is not related to the creditworthiness of the reference asset. The payments are based upon the same notional amount of the reference asset. The reference asset may be any asset (e.g., bonds or loans), an index, or a basket of assets.

                                       27

          RISKS: Swap contracts can be less liquid and more difficult to value than other investments. Because its cash flows are based in part on changes in the value of the reference asset, a total return swap's market value will vary with changes in that reference asset. In addition, the Portfolio may experience delays in payment or loss of income if the counterparty fails to perform under the contract.

U.S. GOVERNMENT AND AGENCY SECURITIES AND GOVERNMENT-SPONSORED
ENTERPRISES/FEDERAL AGENCIES

U.S. government and agency securities are issued by or guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities and supported by the full faith and credit of the United States. The Portfolio also may invest in other securities which may be issued by a U.S.
government-sponsored enterprise or federal agency, and supported either by its ability to borrow from the U.S. Treasury or by its own credit standing. Such securities do not constitute direct obligations of the United States but are issued, in general, under the authority of an Act of Congress. The universe of eligible securities in these categories include (but is not limited to) those sponsored by:

a.   U.S. Treasury Department;

b.   Federal Housing Administration;

c.   Federal Home Loan Mortgage Corporation;

d.   Federal National Mortgage Association;

e.   Federal Home Loan Bank;

f.   Government National Mortgage Association; and

g.   U.S. Department of Veterans' Affairs.

          RISKS: Although U.S. government securities are generally considered to be among the safest type of investment in terms of credit risk, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies, authorities and instrumentalities or sponsored enterprises, such as the Government National Mortgage Association ("GNMA"), are backed by the full faith and credit of the U.S. Treasury, while others, such as
          Federal National Mortgage Association ("FNMA"), Federal Home Loan
          Mortgage Corporation ("Freddie Mac") and Federal Home Loan Banks
          ("FHLBs"), are backed solely by the ability of the entity to borrow from the U.S. Treasury or by the entity's own resources. No assurance can be given that the U.S. government would provide financial support to U.S. government agencies, authorities, instrumentalities, or sponsored enterprises if it is not obliged to do so by law.

WHEN ISSUED AND FORWARD COMMITMENTS

The purchase of a when issued or forward commitment security will be recorded on the date the Portfolio enters into the commitment. The value of the security will be reflected in the calculation of the Portfolio's net asset value. The value of the security on delivery date may be more or less than its purchase price. Generally, no interest accrues to the Portfolio until settlement. The
Portfolio will maintain a segregated custodial account containing cash, U.S.
Government securities or other liquid and unencumbered securities having a value at least equal to the aggregate amount of the Portfolio's when issued and forward commitments transactions.

          RISKS: The value of the security on the date of delivery may be less than its purchase price.

                                       28

ZERO COUPON SECURITIES

Zero coupon securities are typically sold at a deep discount from their face value. Such securities make no periodic interest payments; however, the buyer receives a rate of return by the gradual appreciation of the security, until it is redeemed at face value on a specified maturity date.

          RISKS: Zero coupon securities do not pay interest until maturity and tend to be subject to greater interim market value fluctuations in response to interest rate changes than interest paying securities of similar maturities. Credit risk is generally greater for investments that are required to pay interest only at maturity rather than at intervals during the life of the investment.

                               PORTFOLIO TURNOVER

Portfolio turnover rates are believed to be higher than the turnover experienced by most fixed income funds, due to the Investment Adviser's active management of duration. The Investment Adviser will not consider the portfolio turnover rate to be a limiting factor in making investment decisions for the Portfolio. High portfolio turnover may involve greater brokerage commissions and transactions costs which will be paid by the Portfolio. In addition, high turnover rates may result in increased short-term capital gains.

                        SUPPLEMENTAL INVESTMENT POLICIES

Currently, non-hedging transactions are subject to either of two alternative limitations. Under one alternative, the aggregate initial margin and premiums required to establish non-hedging positions in futures contracts and options may not exceed 15% of the fair market value of the Portfolio's net assets (after taking into account unrealized profits and unrealized losses on any such contracts). Under the other alternative, which has been established by the CFTC on a temporary basis, the notional value of non-hedging futures contracts and related options may not exceed the liquidation value of the Portfolio (after taking into account unrealized profits and unrealized losses on any such contracts).

                                       29

                           FINANCIAL HIGHLIGHTS TABLE

The Financial Highlights Tables are intended to help you understand Advisor class's financial performance for the past five years, or, if shorter, the period of the Portfolio's operations. Certain information reflects financial results for a single Portfolio share. "Total Return" indicates how much an investment in each respective Portfolio would have earned or lost, assuming all dividends and distributions had been reinvested. This information has been audited by KPMG LLP. You will find the report of independent public accounting firm and the FFTW Funds, Inc. financial statements in the annual report, which is available upon request.

                                       30

FFTW FUNDS,INC.

FINANCIAL HIGHLIGHTS(CONTINUED)
INTERNATIONAL PORTFOLIO

                                                                                        FOR THE YEAR ENDED,
                                                                        ---------------------------------------------------
For a share outstanding                                                 DEC.31,     DEC.31,   DEC.31,    DEC.31,    DEC.31,
throughout the period:                                                   2004        2003      2002       2001       2000
---------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA
--------------

Net asset value, beginning of period                                     $8.81       $8.67     $7.53      $8.18      $8.70

INCREASE (DECREASE) FROM INVESTMENT OPERATIONS
----------------------------------------------

Net investment income                                                     0.21 *      0.20 *    0.16       0.29       0.44
Net realized and unrealized gain (loss) on investments,
  financial futures contracts and foreign
  currency related transactions                                           0.77        1.46      1.45      (0.63)     (0.54)
                                                                         -----       -----     -----      -----      -----
Total from investment operations                                          0.98        1.66      1.61      (0.34)     (0.10)
                                                                         -----       -----     -----      -----      -----
LESS DISTRIBUTIONS
------------------

From net investment income                                                0.62        1.32      0.42       0.31       0.04
From net realized gain on investments,
  financial futures contracts and foreign
  currency related transactions                                           0.08        0.20      0.05          -          -
Return of capital                                                            -           -         -          -       0.38
                                                                         -----       -----     -----      -----      -----
Total distributions                                                       0.70        1.52      0.47       0.31       0.42
                                                                         -----       -----     -----      -----      -----
Net asset value, end of period                                           $9.09       $8.81     $8.67      $7.53      $8.18
                                                                         =====       =====     =====      =====      =====

TOTAL RETURN                                                            12.17%      20.25%    21.81%    (4.22%)    (0.98%)
------------

RATIOS/SUPPLEMENTAL DATA
------------------------
Net assets, end of period (000's)                                      $82,880     $79,542   $88,120   $107,848   $121,377
Ratio of operating expenses to average net assets,
  exclusive of interest expense (a)                                      0.76%       0.71%     0.60%      0.60%      0.60%
Ratio of operating expenses to average net assets,
  inclusive of interest expense (a)                                      0.76%       0.71%     0.61%      0.60%      0.60%
Ratio of net investment income to average net assets (a)                 2.44%       2.22%     2.50%      3.70%      5.18%
Decrease in above expense ratios due to waiver of
  investment advisory fees                                                N/A        0.01%     0.07%      0.06%      0.04%
Portfolio Turnover                                                        221%        223%      334%       659%       508%
---------------------------------------------------------------------------------------------------------------------------

(a) Net of waivers.
*   Calculation based on average shares outstanding.

See Notes to Financial Statements.

                                       31

                              SHAREHOLDER INQUIRIES

This Prospectus contains a concise statement of information investors should know before they invest in the Portfolio. Please retain this Prospectus for future reference. Additional information about the Portfolio's investments is available in the Portfolio's Annual and Semi-Annual Reports to shareholders, as well as the SAI dated April 30, 2005 (as amended from time to time). The SAI provides more detailed information about the Portfolio, including its operations and investment policies. A current SAI is on file with the Commission and is incorporated by reference and is legally considered a part of this Prospectus.
In the Portfolio's Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year.

The Portfolio's SAI, Annual and Semi-Annual Reports are available, without charge, upon request by contacting the Transfer Agent at (800) 247-0473. You may also request other information about the Portfolio and make inquiries by contacting (800) 247-0473.

A copy of the SAI, as well as additional information about the Portfolio, can be obtained free of charge on the Internet at: http://www.fftw.com/. Copies of the
Annual and Semi-Annual Reports of the Portfolio are not available at this website as prospective shareholders may request copies of these Reports from the
Transfer Agent and existing investors are mailed these Reports when they become available.

Information about the Portfolio (including the SAI) can be reviewed and copied at the Commission's Public Reference Room in Washington D.C. Information on the
operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Portfolio are available on the EDGAR Database on the Commission's Internet site at
http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission,
Washington, D.C. 20549-1012 or by electronic request at the following e-mail address: publicinfo@sec.gov.

DISTRIBUTED BY:
QUASAR DISTRIBUTORS, LLC

Fund's Investment Company Act filing number: 811-5796

                                       32

--------------------------------------------------------------------------------

                                FFTW FUNDS, INC.

--------------------------------------------------------------------------------

================================================================================

                                   PROSPECTUS

================================================================================

                                  ADVISOR CLASS

                                 APRIL 30, 2005

o    MORTGAGE LIBOR PORTFOLIO

o    ASSET-BACKED PORTFOLIO

o    HIGH YIELD PORTFOLIO

o    ENHANCED EQUITY MARKETS PORTFOLIO

o    U.S. TREASURY PORTFOLIO

o    U.S. CORPORATE PORTFOLIO

o    BROAD MARKET PORTFOLIO

o    INTERNATIONAL CORPORATE PORTFOLIO

o    GLOBAL HIGH YIELD PORTFOLIO

PURSUANT TO AN EXEMPTION FROM THE COMMODITY FUTURES TRADING COMMISSION (THE
"CFTC") IN CONNECTION WITH THE ENHANCED EQUITY MARKETS PORTFOLIO WHOSE
PARTICIPANTS ARE LIMITED TO QUALIFIED ELIGIBLE PARTICIPANTS, THIS PROSPECTUS IS
NOT REQUIRED TO BE, AND HAS NOT BEEN FILED WITH THE CFTC. THE CFTC DOES NOT PASS
UPON THE MERITS OF PARTICIPATION IN A FUND OR PORTFOLIO OR UPON THE ADEQUACY OR
ACCURACY OF A PROSPECTUS. CONSEQUENTLY, THE CFTC HAS NOT REVIEWED OR APPROVED
THIS PROSPECTUS FOR THE ENHANCED EQUITY MARKETS PORTFOLIO.

THE SECURITIES AND EXCHANGE COMMISSION (THE "COMMISSION") HAS NOT APPROVED ANY
PORTFOLIO'S SHARES AS AN INVESTMENT OR DETERMINED WHETHER THIS PROSPECTUS IS
ACCURATE OR COMPLETE. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.

Each Portfolio offers two separate classes of shares: Advisor Shares and
Investor Shares. This Prospectus offers each Portfolio's Advisor Shares. A separate Prospectus offers each Portfolio's Investor Shares. Each Portfolio's separate share classes have different expenses; as a result, their investment performance will differ.

                                        1

                                    CONTENTS

                                                                         PAGE
                                                                      ----------
Risk/Return Summary                                                        3
   Investment Objectives, Principal Investment Strategies and
      Investments                                                          3
      Mortgage LIBOR Portfolio
      Asset-Backed Portfolio
      High Yield Portfolio
      Enhanced Equity Markets Portfolio
      U.S. Treasury Portfolio
      U.S. Corporate Portfolio
      Broad Market Portfolio
      International Corporate Portfolio
      Global High Yield Portfolio
Principal Investment Risks                                                12
Performance Information                                                   14
Fee Table                                                                 14
Expenses Table Example                                                    15
Fund Management                                                           15
Shareholder Information                                                   17
Investment Information                                                    19
Portfolio Turnover                                                        41
   Supplemental Investment Policies                                       41
   Shareholder Inquiries                                              Back Cover

                                        2

                               RISK/RETURN SUMMARY

The following is a summary of key information about the Portfolios, including investment objectives, principal investment strategies and principal investment risks. A more detailed description of the Portfolios' investment strategies, investments and their associated risks will follow this summary.

                        INVESTMENT OBJECTIVES, PRINCIPAL
                      INVESTMENT STRATEGIES AND INVESTMENTS

================================================================================

                            MORTGAGE LIBOR PORTFOLIO

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE:            To attain a high level of total return as may
                                 be consistent with the preservation of capital.
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT
STRATEGIES:                      The Portfolio will invest primarily in high
                                 quality mortgage-backed and mortgage related
                                 securities (rating of AA by S&P, Aa by Moody's
                                 or a comparable rating, or higher from a
                                 nationally recognized statistical rating
                                 organization). The Portfolio actively utilizes
                                 hedging techniques to seek to outperform a cash
                                 portfolio. At least 80% of the Portfolio's net
                                 assets (including borrowings for investment
                                 purposes) must be invested in mortgage-backed
                                 securities of U.S. and foreign issuers with the
                                 goal to outperform the London InterBank Offered
                                 Rate ("LIBOR"). The performance objective of
                                 the Portfolio is to outperform an index which
                                 the portfolio manager believes is an
                                 appropriate benchmark for the Portfolio. The
                                 current index used by the portfolio manager
                                 for the Portfolio is the JP Morgan 3-Month
                                 Eurodeposit Index. The Index is not available
                                 for investment and, unlike the Portfolio, does
                                 not incur expenses.
--------------------------------------------------------------------------------
MINIMUM QUALITY RATING:                                                              Fitch IBCA,
                                                        S&P            Moody's      Duff & Phelps         AVERAGE
                                 S&P:   Moody's:   (Short-Term):   (Short- Term):    (Fitch's):     PORTFOLIO QUALITY:
                                 ----   --------   -------------   --------------    -----------    ------------------
                                 BBB-     Baa3          A-2              P-2            BBB-              AA(Aa)

--------------------------------------------------------------------------------
DURATION:                        The Portfolio's average U.S. dollar-weighted
                                 duration will not exceed plus or minus one year
                                 around the average duration of the JP Morgan
                                 3-Month Eurodeposit Index.
--------------------------------------------------------------------------------

INVESTMENT POLICIES:             For temporary defensive purposes, up to 100% of
                                 the Portfolio's total assets may be invested in
                                 U.S. government securities, cash or cash
                                 equivalent securities. These defensive
                                 strategies may prevent the Portfolio from
                                 achieving its investment objective. The
                                 Portfolio is "non-diversified" under the
                                 Investment Company Act of 1940, as amended,
                                 meaning that it may invest in a limited number
                                 of issuers (the "1940 Act").

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS:           o    Asset-Backed Securities

                                 o    Mortgage-Backed Securities

                                 o    Stripped Instruments

                                 o    U.S. Government and Agency Securities

================================================================================

                                        3

================================================================================

                             ASSET-BACKED PORTFOLIO

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE:            To attain a high level of total return as may
                                 be consistent with the preservation of capital.
--------------------------------------------------------------------------------

PRINCIPAL INVESTMENT
STRATEGIES:                      The Portfolio will invest primarily in high
                                 quality asset-backed securities (rating of AA
                                 by S&P, Aa by Moody's or a comparable rating,
                                 or higher from a nationally recognized
                                 statistical rating organization), allowing
                                 exposure to other sectors of the debt market
                                 opportunistically. The performance objective of
                                 the Portfolio is to outperform an index which
                                 the portfolio manager believes is an
                                 appropriate benchmark for the Portfolio. The
                                 current index used by the portfolio manager for
                                 the Portfolio is the Lehman Brothers
                                 Asset-Backed Securities Index. The Index is not
                                 available for investment and, unlike the
                                 Portfolio, does not incur expenses.
--------------------------------------------------------------------------------
MINIMUM QUALITY RATING:                                 S&P            Moody's                       AVERAGE
                                 S&P:   Moody's:   (Short-Term):   (Short- Term):   Fitch's:   PORTFOLIO QUALITY:
                                 ----   --------   -------------    -------------   --------   ------------------
                                 BBB-     Baa3          A-2              P-2          BBB-           AA (AA)

--------------------------------------------------------------------------------
DURATION:                        The Portfolio's average U.S. dollar-weighted
                                 duration generally will not exceed plus or
                                 minus one year plus or minus the average
                                 duration of the Lehman Brothers Asset-Backed
                                 Securities Index.
--------------------------------------------------------------------------------

INVESTMENT POLICIES:             Under normal circumstances, at least 80% of the
                                 Portfolio's net assets (including borrowings
                                 for investment purposes) must be invested in
                                 asset-backed securities of the U.S. and foreign
                                 issuers. For temporary defensive purposes, the
                                 Portfolio may invest up to 100% of its total
                                 assets in U.S. government securities, cash or
                                 cash equivalent securities. These defensive
                                 strategies may prevent the Portfolio from
                                 achieving its investment objective. The
                                 Portfolio is "non-diversified" under the 1940
                                 Act, meaning that it may invest in a limited
                                 number of issuers.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS:           o    Asset-Backed Securities

                                 o    Mortgage-Backed Securities

                                 o    Repurchase and Reverse Repurchase
                                      Agreements

                                 o    Stripped Instruments

                                 o    Total Return Swaps

                                 o    U.S. Government and Agency Securities

================================================================================

                                        4

================================================================================

                              HIGH YIELD PORTFOLIO

--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE:            To attain a high level of total return as may
                                 be consistent with the preservation of capital.
--------------------------------------------------------------------------------

PRINCIPAL INVESTMENT             The Portfolio will invest primarily in high
STRATEGIES:                      yield debt securities. High Yield bonds (also
                                 referred to as "junk bonds") have a rating of
                                 BB or lower and pay a higher yield to
                                 compensate for their greater risk. The
                                 performance objective of the Portfolio is to
                                 outperform an index which the portfolio manager
                                 believes is an appropriate benchmark for the
                                 Portfolio. The current index used by the
                                 portfolio manager for the Portfolio is the
                                 Salomon Smith Barney All BB and B Rated Issues
                                 Index. The Index is not available for
                                 investment and, unlike the Portfolio, does not
                                 incur expenses.

--------------------------------------------------------------------------------
MINIMUM QUALITY RATING:
                                                         S&P            Moody's                       AVERAGE
                                 S&P:   Moody's:   (Short- Term):   (Short- Term):   Fitch's:   PORTFOLIO QUALITY:
                                 ----   --------   --------------   --------------   --------   ------------------
                                 CCC-     Caa3            C               P-3          CCC-              B
--------------------------------------------------------------------------------
DURATION:                        The Portfolio's average U.S. dollar-weighted
                                 duration generally will not exceed one year
                                 around the average duration of the Salomon
                                 Smith Barney All BB and B Rated Issues Index.
--------------------------------------------------------------------------------

INVESTMENT POLICIES:             Under normal circumstances, at least 80% of the
                                 Portfolio's net assets (including borrowings
                                 for investment purposes) must be invested in
                                 high yield securities of U.S. and foreign
                                 issuers. For temporary defensive purposes, the
                                 Portfolio may invest up to 100% of its total
                                 assets in U.S. government securities, cash or
                                 cash equivalent securities. These defensive
                                 strategies may prevent the Portfolio from
                                 achieving its investment objective. The
                                 Portfolio is "non-diversified" under the 1940
                                 Act, meaning that it may invest in a limited
                                 number of issuers.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS:           o    Brady Bonds

                                 o    Convertible Securities

                                 o    Corporate Debt Instruments

                                 o    Foreign Debt Instruments

                                 o    Stripped Instruments

                                 o    Zero Coupon Securities

================================================================================

                                        5

================================================================================

                        ENHANCED EQUITY MARKETS PORTFOLIO

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE:            To attain a high level of total return that
                                 exceeds the S&P 500 Index (TM).
--------------------------------------------------------------------------------

PRINCIPAL INVESTMENT             The Portfolio will invest primarily in high
STRATEGIES:                      quality short duration fixed income securities
                                 and S&P 500 Index (TM) futures contracts
                                 (rating of AA by S&P, Aa by Moody's or a
                                 comparable rating, or higher from a nationally
                                 recognized statistical rating organization).
                                 Where possible, these securities will provide
                                 equity-like returns. The performance objective
                                 of the Portfolio is to outperform an index
                                 which the portfolio manager believes is an
                                 appropriate benchmark for the Portfolio. The
                                 current index used by the portfolio manager for
                                 the Portfolio is the S&P 500 Index. (TM) The
                                 Index is not available for investment and,
                                 unlike the Portfolio, does not incur expenses.
--------------------------------------------------------------------------------
MINIMUM QUALITY RATING:
                                                         S&P           Moody's                      AVERAGE
                                 S&P:   Moody's:   (Short- Term):   (Short-Term):   Fitch's:   PORTFOLIO QUALITY:
                                 ----   --------   --------------   -------------   -------    ------------------
                                 BBB-     Baa3           A-2             P-2          BBB-           AA (AA)

--------------------------------------------------------------------------------
DURATION:                        The Portfolio's average U.S. dollar-weighted
                                 duration generally will not exceed three years.
--------------------------------------------------------------------------------

INVESTMENT POLICIES:             Under normal circumstances, the Portfolio will
                                 maintain 100% exposure to the S&P 500 Index.
                                 (TM) Up to 5% of the Portfolio's total assets
                                 may be invested in maintenance margin at any
                                 given time; the remaining 95% the Portfolio's
                                 net assets (including borrowings for investment
                                 purposes) will be invested in short term
                                 instruments. For temporary defensive purposes,
                                 up to 100% of the Portfolio's total assets may
                                 be invested in U.S. government securities, cash
                                 or cash equivalent securities. These defensive
                                 strategies may prevent the Portfolio from
                                 achieving its investment objective. The
                                 Portfolio is "non-diversified" under the 1940
                                 Act, meaning that it may invest in a limited
                                 number of issuers.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS:           o    Asset-Back Securities

                                 o    Bank Obligations

                                 o    Corporate Debt Instruments

                                 o    Mortgage-Backed Securities

                                 o    U.S. Government and Agency Securities

                                 o    S&P 500 Index(TM) Futures Contracts

================================================================================

                                        6

================================================================================

                             U.S. TREASURY PORTFOLIO

--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE:     To attain a high level of total return as may be
                          consistent with the preservation of capital and to
                          avoid credit quality risk.
--------------------------------------------------------------------------------

PRINCIPAL INVESTMENT
STRATEGIES:               The Portfolio will invest primarily in U.S.
                          Treasuries. The performance objective of the Portfolio
                          is to outperform an index which the portfolio manager
                          believes is an appropriate benchmark for the
                          Portfolio. The current index used by the portfolio
                          manager for the Portfolio is the Lehman Brothers
                          Government Securities Index. The Index is not
                          available for investment and, unlike the Portfolio,
                          does not incur expenses.
--------------------------------------------------------------------------------
MINIMUM QUALITY RATING:
                                                 S&P            Moody's                       AVERAGE
                          S&P:   Moody's:   (Short-Term):   (Short- Term):   Fitch's:   PORTFOLIO QUALITY:
                          ----   --------   -------------   --------------   --------   ------------------
                           AA-      Aa3          A-1              P-1           AA-          AAA(AAA)

--------------------------------------------------------------------------------
DURATION:                 The Portfolio's average U.S. dollar-weighted duration
                          generally will not exceed plus or minus one year
                          around the average duration of the Lehman Brothers
                          Government Securities Index.
--------------------------------------------------------------------------------
INVESTMENT POLICIES:      Under normal circumstances, at least 95% of the
                          Portfolio's net assets (including borrowings for
                          investment purposes) must be invested in U.S. dollar
                          denominated obligations issued by the U.S. Treasury
                          and repurchase agreements collateralized by such
                          obligations. The Portfolio is "non-diversified" under
                          the 1940 Act, meaning that it may invest in a limited
                          number of issuers.
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS:    o    U.S. Government and Agency Securities

================================================================================

                                       7

================================================================================

                            U.S. CORPORATE PORTFOLIO

--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE:     To attain a high level of total return as may be
                          consistent with the preservation of capital.
--------------------------------------------------------------------------------

PORTFOLIO DESCRIPTION:    The Portfolio will invest primarily in high quality
                          U.S. corporate obligations (rating of AA by S&P, Aa by
                          Moody's or a comparable rating, or higher from a
                          nationally recognized statistical rating
                          organization), with limited exposure to other debt
                          securities. The performance objective of the Portfolio
                          is to outperform an index which the portfolio manager
                          believes is an appropriate benchmark for the
                          Portfolio. The current index used by the portfolio
                          manager for the Portfolio is the Salomon Smith Barney
                          Corporate Bond Index. The Index is not available for
                          investment and, unlike the Portfolio, does not incur
                          expenses.
--------------------------------------------------------------------------------
MINIMUM QUALITY RATING:
                                                 S&P           Moody's                        AVERAGE
                          S&P:   Moody's:   (Short-Term):   (Short- Term):   Fitch's:   PORTFOLIO QUALITY:
                          ----   --------   -------------   --------------   --------   ------------------
                          BBB-     Baa3          A-2              P-2          BBB-           AA (AA)

--------------------------------------------------------------------------------
DURATION:                 The Portfolio's average U.S. dollar-weighted duration
                          generally will not exceed plus or minus one year
                          around the average duration of the Salomon Smith
                          Barney Corporate Bond Index.
--------------------------------------------------------------------------------

INVESTMENT POLICIES:      Under normal circumstances, the Portfolio must invest
                          at least 80% of its net assets (including borrowings
                          for investment purposes) in U.S. dollar-denominated
                          corporate debt obligations of U.S. issuers. For
                          temporary defensive purposes, the Portfolio may invest
                          up to 100% of its total assets in U.S. government
                          securities, cash or cash equivalent securities. These
                          defensive strategies may prevent the Portfolio from
                          achieving its investment objective. The Portfolio is
                          "non-diversified" under the 1940 Act, meaning that it
                          may invest in a limited number of issuers.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS:    o    Asset-Backed Securities

                          o    Bank Obligations

                          o    Corporate Debt Instruments

                          o    Mortgage-Backed Securities

                          o    U.S. Government and Agency Securities

================================================================================

                                       8

================================================================================

                             BROAD MARKET PORTFOLIO

--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE:            To attain a high level of total return as may
                                 be consistent with the preservation of capital.
--------------------------------------------------------------------------------

PRINCIPAL INVESTMENT
STRATEGIES:                      The Portfolio will invest primarily in high
                                 quality fixed income securities (rating of AA
                                 by S&P, Aa by Moody's or a comparable rating,
                                 or higher from a nationally recognized
                                 statistical rating organization) reflective of
                                 the broad spectrum of the U.S. bond market as
                                 well as an opportunistic allocation to
                                 non-U.S. sovereign markets. The performance
                                 objective of the Portfolio is to outperform an
                                 index which the portfolio manager believes is
                                 an appropriate benchmark for the Portfolio. The
                                 current index used by the portfolio manager for
                                 the Portfolio is the Lehman Brothers Aggregate
                                 Bond Index. The Index is not available for
                                 investment and, unlike the Portfolio, does not
                                 incur expenses.
--------------------------------------------------------------------------------
MINIMUM QUALITY RATING:                                 S&P           Moody's                      AVERAGE
                                 S&P:   Moody's:   (Short-Term):   (Short-Term):   Fitch's:   PORTFOLIO QUALITY:
                                 ----   --------   -------------   -------------   --------   ------------------
                                 BBB-     Baa3          A-2             P-2          BBB-          AA (AA)

--------------------------------------------------------------------------------
DURATION:                        The Portfolio's average U.S. dollar-weighted
                                 duration generally will not exceed plus or
                                 minus one year around the average duration of
                                 the Lehman Brothers Aggregate Bond Index.
--------------------------------------------------------------------------------

INVESTMENT POLICIES:             The Portfolio will invest at least 65% of its
                                 total assets in fixed income securities. The
                                 allocation among markets will vary based upon
                                 the issuance of new securities and the
                                 retirement of outstanding securities and
                                 instruments. For temporary defensive purposes,
                                 the Portfolio may invest up to 100% of its
                                 assets in short-term U.S. government
                                 securities, cash or cash equivalent securities.
                                 These defensive strategies may prevent the
                                 Portfolio from achieving its investment
                                 objective. The Investment Adviser will manage
                                 the Broad Market Portfolio to approximate broad
                                 market allocations by purchasing and selling
                                 representative securities in each market, but
                                 the Portfolio cannot guarantee that it will
                                 match such broad market allocations. The
                                 current market allocation is comprised of
                                 approximately 20% in corporate securities, 50%
                                 in U.S. government securities and 30% in
                                 mortgage-backed and asset-backed securities.
                                 The Portfolio will limit its investment in
                                 foreign instruments to 35% of its total assets.
                                 The Portfolio is "non-diversified" under the
                                 1940 Act, meaning that it may invest in a
                                 limited number of issuers.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS:           o    Asset-Backed Securities

                                 o    Bank Obligations

                                 o    Corporate Debt Instruments

                                 o    Mortgage-Backed Securities

                                 o    U.S. Government and Agency Securities

================================================================================

                                       9

================================================================================

                        INTERNATIONAL CORPORATE PORTFOLIO

--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE:            To attain a high level of total return as may
                                 be consistent with the preservation of capital.
--------------------------------------------------------------------------------

PRINCIPAL INVESTMENT
STRATEGIES:                      The Portfolio will invest primarily in
                                 investment grade corporate debt from worldwide
                                 bond markets. The performance objective of the
                                 Portfolio is to outperform an index which the
                                 portfolio manager believes is an appropriate
                                 benchmark for the Portfolio. The current index
                                 used by the portfolio manager for the Portfolio
                                 is the Lehman Brothers Euro Corporate Bond
                                 Index. The Index is not available for
                                 investment and, unlike the Portfolio, does not
                                 incur expenses.
--------------------------------------------------------------------------------
MINIMUM QUALITY RATING:                                 S&P           Moody's                        AVERAGE
                                 S&P:   Moody's:   (Short-Term):   (Short-Term):   Fitch's:   PORTFOLIO QUALITY:
                                 ----   --------   -------------   -------------   --------   ------------------
                                 BBB-     Baa3          A-2             P-2          BBB-           AA (AA)

--------------------------------------------------------------------------------
DURATION:                        The Portfolio's average U.S. dollar-weighted
                                 duration generally will not exceed one year
                                 plus or minus the average duration of the
                                 Lehman Brothers Euro Corporate Bond Index.
--------------------------------------------------------------------------------

INVESTMENT POLICIES:             Under normal circumstances, at least 80% of the
                                 Portfolio's net assets will be invested in
                                 corporate debt securities from jurisdictions
                                 outside the U.S. (including borrowings for
                                 investment purposes). The Portfolio will
                                 maintain investments in corporate debt
                                 securities of issuers from at least three
                                 different countries. The Portfolio may invest
                                 up to 20% of its net assets in U.S. Corporate
                                 debt securities. For temporary defensive
                                 purposes, up to 100% of the Portfolio's total
                                 assets may be invested in U.S. government
                                 securities, cash or cash equivalent securities.
                                 These defensive strategies may prevent the
                                 Portfolio from achieving its investment
                                 objective. These defensive strategies may
                                 prevent the Portfolio from achieving its
                                 investment objective. The Portfolio is
                                 "non-diversified" under the 1940 Act, meaning
                                 that it may invest in a limited number of
                                 issuers.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS:           o    Corporate Debt Instruments

                                 o    Foreign Debt Instruments

================================================================================

                                       10

================================================================================

                           GLOBAL HIGH YIELD PORTFOLIO

--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE:            To attain a high level of total return as may
                                 be consistent with the preservation of capital.
--------------------------------------------------------------------------------

PRINCIPAL INVESTMENT
STRATEGIES:                      The Portfolio will invest primarily in high
                                 yield debt securities. High yield bonds (also
                                 referred to as "junk bonds") have a rating of
                                 BB or lower and pay a higher yield to
                                 compensate for their greater risk. The
                                 performance objective of the Portfolio is to
                                 outperform an index which the portfolio manager
                                 believes is an appropriate benchmark for the
                                 Portfolio. The current index used by the
                                 portfolio manager for the Portfolio is the
                                 Salomon Smith Barney All BB and B Rated Issues
                                 Index. The Index is not available for
                                 investment and, unlike the Portfolio, does not
                                 incur expenses.
--------------------------------------------------------------------------------
MINIMUM QUALITY RATING:                                 S&P           Moody's                        AVERAGE
                                 S&P:   Moody's:   (Short-Term):   (Short-Term):   Fitch's:   PORTFOLIO QUALITY:
                                 ----   --------   -------------   -------------   --------   ------------------
                                 CCC-     Caa3           C              P-3          CCC-              B

--------------------------------------------------------------------------------
DURATION:                        The Portfolio's average U.S. dollar-weighted
                                 duration generally will not exceed one year,
                                 plus or minus the average duration of the
                                 Salomon Smith Barney All BB and B Rated Issues
                                 Index.
--------------------------------------------------------------------------------

INVESTMENT POLICIES:             Under normal circumstances, at least 80% of the
                                 Portfolio's net assets (including borrowings
                                 for investment purposes) must be invested in
                                 high yield debt securities from worldwide bond
                                 markets including emerging market debt
                                 securities. The Portfolio will maintain
                                 investments in debt securities of issuers from
                                 at least three different countries including
                                 the U.S. At least 35% of the Portfolio's total
                                 assets will be invested in debt securities from
                                 jurisdictions outside the U.S. For temporary
                                 defensive purposes, up to 100% of the
                                 Portfolio's total assets may be invested in
                                 U.S. government securities, cash or cash
                                 equivalent securities. These defensive
                                 strategies may prevent the Portfolio from
                                 achieving its investment objective. The
                                 Portfolio is "non-diversified" under the 1940
                                 Act, meaning that it may invest in a limited
                                 number of issuers.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS:           o    Corporate Debt Instruments

                                 o    Brady Bonds

                                 o    Foreign Debt Instruments

                                 o    Indexed Notes, Currency Exchange-Related
                                      Securities and Similar Securities

================================================================================

                                       11

                           PRINCIPAL INVESTMENT RISKS

"Risk" is the chance that you may lose money on an investment or that you will not earn as much as you expect. The greater the risk, the greater the possibility of losing money.

All of the Portfolios are affected by changes in the economy, or in securities and other markets.

The possibility also exists that investment decisions of Portfolio Managers will not accomplish what they are designed to achieve. No assurance can be given that a Portfolio's investment objective will be achieved.

Fischer Francis Trees & Watts, Inc. (the "Investment Adviser") may change the index against which a Portfolio's performance is measured at any time, subject to review by the Fund's Board of Directors.

The Portfolios may invest in securities issued by the U.S. government, it agencies or sponsored enterprises. Although U.S. government securities are generally considered to be among the safest type of investment in terms of credit risk, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies, authorities and instrumentalities or sponsored enterprises, such as the Government National
Mortgage Association ("GNMA"), are backed by the full faith and credit of the
U.S. Treasury, while others, such as Federal National Mortgage Association
("FNMA"), Federal Home Loan Mortgage Corporation ("Freddie Mac") and Federal
Home Loan Banks ("FHLBs"), are backed solely by the ability of the entity to borrow from the U.S. Treasury or by the entity's own resources. No assurance can be given that the U.S. government would provide financial support to U.S.
government agencies, authorities, instrumentalities, or sponsored enterprises if it is not obliged to do so by law. Investments in the U.S. Treasury and U.S.
Corporate Portfolios are neither guaranteed nor insured by the United States government.

The high Portfolio turnover of the Portfolio may result in greater transaction costs, and may increase the amount of the taxes payable by the shareholder.

The risks associated with each Portfolio depend on its investment strategy and the types of securities it holds. The specific risks affecting each Portfolio are indicated as follows:

                                       12

------------------------------------------------------------------------------------------------------------------------
                                                       Enhanced                                                   Global
                           Mortgage   Asset-    High    Equity      U.S.        U.S.      Broad   International    High
Risks:                       LIBOR    Backed   Yield    Markets   Treasury   Corporate   Market     Corporate      Yield
------------------------------------------------------------------------------------------------------------------------

Banking industry risk                    X                                                  X
------------------------------------------------------------------------------------------------------------------------
Correlation risk               X         X       X         X          X          X          X           X            X
------------------------------------------------------------------------------------------------------------------------
Credit risk                    X         X       X         X                     X          X           X            X
------------------------------------------------------------------------------------------------------------------------
Currency risk                  X                                                            X           X            X
------------------------------------------------------------------------------------------------------------------------
Foreign risk                                     X                                          X           X            X
------------------------------------------------------------------------------------------------------------------------
Derivative risk                                            X                                X           X            X
------------------------------------------------------------------------------------------------------------------------
Hedging risk                   X                                                            X           X
------------------------------------------------------------------------------------------------------------------------
Interest rate risk             X         X       X         X          X          X          X           X            X
------------------------------------------------------------------------------------------------------------------------
Leverage risk                  X         X                 X                                X           X
------------------------------------------------------------------------------------------------------------------------
Liquidity risk                 X         X       X         X                     X          X           X            X
------------------------------------------------------------------------------------------------------------------------
Market risk                    X         X       X         X          X          X          X           X            X
------------------------------------------------------------------------------------------------------------------------
Non-diversification risk       X         X       X         X          X          X          X           X            X
------------------------------------------------------------------------------------------------------------------------
Prepayment risk                X         X       X         X                     X          X
------------------------------------------------------------------------------------------------------------------------

BANKING INDUSTRY RISK:           Investing in bank obligations will expose a
                                 Portfolio to risks associated with the banking
                                 industry such as interest rate and credit
                                 risks.

CORRELATION RISK:                The use of derivatives exposes a Portfolio to
                                 correlation risk. Derivatives are financial
                                 instruments whose value depends upon, or is
                                 derived from, the value of something else, such
                                 as one or more underlying securities, indexes
                                 or currencies. The prices of a particular
                                 derivative instrument may not move in the same
                                 way as the underlying security or, in the case
                                 of a hedging transaction, of the securities
                                 which are the subject of a hedge.

CREDIT RISK:                     Debt securities are subject to credit risk.
                                 Credit risk is the possibility that an issuer
                                 will fail to make timely payments of interest
                                 or principal, or go bankrupt. The lower the
                                 ratings of such debt securities, the greater
                                 their risks. In addition, lower rated
                                 securities have higher risk characteristics and
                                 changes in economic conditions are more likely
                                 to cause issuers of these securities to be
                                 unable to make payments and thus default.

CURRENCY RISK:                   Fluctuations in exchange rates between the U.S.
                                 dollar and foreign currencies may negatively
                                 affect an investment. When synthetic and
                                 cross-hedges are used, the net exposure of a
                                 Portfolio to any one currency may be different
                                 from that of its total assets denominated in
                                 such currency.

DERIVATIVE RISK:                 Derivatives are subject to the risk of changes
                                 in the market price of the security, credit
                                 risk with respect to the counterparty to the
                                 derivative instrument, and the risk of loss due
                                 to changes in interest rates. The use of
                                 certain derivatives, including futures
                                 contracts, may also have a leveraging effect,
                                 which may increase the volatility of the
                                 Portfolio. The use of derivatives may reduce
                                 returns for the Portfolio.

FOREIGN RISK:                    Investing in foreign securities will expose a
                                 Portfolio to risks such as political and
                                 economic instability, currency devaluation and
                                 high inflation rates, which may result in
                                 Portfolio losses and volatility.

HEDGING RISK:                    Hedging exposes a Portfolio to the risk that
                                 the hedge will lose value while the hedged
                                 investment increases in value.

INTEREST RATE RISK:              Investing in fixed-rate debt securities will
                                 expose a Portfolio to the risk that the value
                                 of the Portfolio's investments will decline if
                                 interest rates rise.

LEVERAGE RISK:                   The use of derivatives exposes a Portfolio to
                                 the risk of leverage which may result in
                                 greater fluctuations in a Portfolio's net asset
                                 value than would have occurred had the
                                 Portfolio invested in the underlying security.

LIQUIDITY RISK:                  Certain securities may be difficult or
                                 impossible to sell at favorable prices within
                                 the desired time frame.

                                       13

MARKET RISK:                     The market value of a security may increase or
                                 decrease over time. Such fluctuations can cause
                                 a security to be worth less than the price
                                 originally paid for it or less than it was
                                 worth at an earlier time. Market risk may
                                 affect a single issuer, entire industry or the
                                 market as a whole.

NON-DIVERSIFICATION RISK:        A non-diversified Portfolio may invest more of
                                 its assets in the securities of fewer companies
                                 than a diversified Portfolio. This
                                 vulnerability to factors affecting a single
                                 investment can result in greater Portfolio
                                 losses and volatility.

PREPAYMENT RISK:                 A Portfolio that invests in mortgage-backed and
                                 other asset-backed securities is exposed to the
                                 risk that such securities may repay principal
                                 either faster or slower than expected.

A description of the Fund's policies and procedures regarding the disclosure of the Fund's Portfolio securities is available in the Fund's Statement of
Additional Information (SAI).

                             PERFORMANCE INFORMATION

             All of the Portfolios have not commenced operations and
      therefore no performance information is presented for any Portfolio.

                                    FEE TABLE

This table describes the fees and expenses that you may pay if you buy, hold or sell shares of a Portfolio's Advisor Class.

---------------------------------------------------------------------------------------------------------------------
                                                    Enhanced                                                   Global
Portfolio               Mortgage   Asset-    High    Equity       U.S.       U.S.      Broad   International    High
Name:                     LIBOR    Backed   Yield    Markets   Treasury   Corporate   Market     Corporate      Yield
---------------------------------------------------------------------------------------------------------------------

Shareholder               None      None     None     None       None        None      None         None        None
   Fees (Fees
   Paid Directly from
   Your Investment)
---------------------------------------------------------------------------------------------------------------------
Annual Fund
   Operating Expenses
   (Expenses that are
   Deducted From Fund
   Assets)
---------------------------------------------------------------------------------------------------------------------
Management Fees           0.30%     0.10%   0.40%     0.35%      0.30%      0.10%      0.30%       0.10%        0.50%
---------------------------------------------------------------------------------------------------------------------
Distribution Fees         None      None    None      None       None       None       None        None         None
   (12b-1)
---------------------------------------------------------------------------------------------------------------------
Other Expenses*           [  ]      [  ]    [  ]      [  ]       [  ]       [  ]       [  ]        [  ]         [  ]
---------------------------------------------------------------------------------------------------------------------
Total Annual Fund         [  ]      [  ]    [  ]      [  ]       [  ]       [  ]       [  ]        [  ]         [  ]
   Operating Expenses
---------------------------------------------------------------------------------------------------------------------

* The Portfolios had not commenced operations as of December 31, 2004. "Other
Expenses" have been estimated. Under an Administration Agreement dated February
1, 1995, as amended May 29, 1998 between the Fund and Investor Capital Services,
Inc., (the "Administrator"), the Administrator provides administrative services to the Fund for an administrative fee and an incentive fee. The incentive fee is paid to the Administrator in the event any Portfolio operates below its expense ratio. This incentive fee is capped at 0.02% of such Portfolio's average daily net assets.

                                       14

                             EXPENSES TABLE EXAMPLE

The following table is intended to help you compare the cost of investing in the
Portfolios with the cost of investing in other mutual funds.

These Portfolios have not commenced investment operations, therefore only fees for one and three years are represented.

The example assumes that you invest $10,000 in each Portfolio's Advisor Class for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment in each class has a
5% return each year and that each Portfolio's Advisor Class operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

------------------------------------------
PORTFOLIO NAME            1 YEAR   3 YEARS
------------------------------------------
Mortgage LIBOR            $[   ]   $[   ]
------------------------------------------
Asset-Backed              $[   ]   $[   ]
------------------------------------------
High Yield                $[   ]   $[   ]
------------------------------------------
Enhanced Equity Markets   $[   ]   $[   ]
------------------------------------------
U.S. Treasury             $[   ]   $[   ]
------------------------------------------
U.S. Corporate            $[   ]   $[   ]
------------------------------------------
Broad Market              $[   ]   $[   ]
------------------------------------------
International Corporate   $[   ]   $[   ]
------------------------------------------
Global High Yield         $[   ]   $[   ]
------------------------------------------
Inflation-Indexed         $[   ]   $[   ]
------------------------------------------

                                 FUND MANAGEMENT

                               BOARD OF DIRECTORS

The Board of Directors of FFTW Funds, Inc. (the "Fund"), is responsible for the overall management and supervision of the Portfolios, each a series of the Fund.
The Fund's Directors are Stephen P. Casper, John C Head III, Lawrence B. Krause,
Saul H. Hymans, Onder John Olcay and Andrea Redmond. Additional information about the Directors and the Fund's executive officers may be found in the SAI under the heading "Management of the Fund."

                               INVESTMENT ADVISER

Subject to the direction and authority of the Fund's Board of Directors, Fischer
Francis Trees & Watts, Inc. ("FFTW" or the "Investment Adviser"), serves as
Investment Adviser to the Portfolios. The Investment Adviser conducts investment research and is responsible for the purchase, sale or exchange of the
Portfolios' assets. Organized in 1972, the Investment Adviser is registered with the Securities and Exchange Commission and is a New York corporation that, with its affiliated companies, managed approximately $[_] billion in assets, as of
December 31, 2004, for numerous fixed-income Portfolios. The Investment Adviser, together with its affiliates, currently advises major institutional clients including banks, central banks, and pension funds. The Investment Adviser also serves as adviser or the sub-adviser to domestic and international investment companies. The Investment Adviser's offices are located at 200 Park Avenue, New
York, New York 10166. The Investment Adviser is directly wholly-owned by Charter
Atlantic Corporation, a New York corporation.

                                       15

                             INVESTMENT SUB-ADVISER

Fischer Francis Trees & Watts, a corporate partnership organized under the laws of the United Kingdom and an affiliate of the Investment Adviser, serves as
Sub-Adviser to the international Portfolios. Organized in 1989, the Sub-Adviser is a U.S.-registered investment adviser and manages approximately $13.4 billion in multi-currency fixed-income Portfolios for institutional clients, as of
December 31, 2004. The Sub-Adviser's offices are located at 2 Royal Exchange,
London, EC3V 3RA. The Sub-Adviser is directly and indirectly wholly-owned by
Charter Atlantic Corporation, a New York corporation.

                   ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL

A discussion of the basis for the Fund's Board of Directors' approval of the advisory and sub-advisory contracts for the Portfolios will be available in the
Funds' semi-annual report to shareholders for the period ended June 30, 2005.
That report will be available and will be mailed to shareholders at the end of
August 2005.

                               PORTFOLIO MANAGERS

FFTW uses a team approach for determining its broad investment strategy for interest rate risk, currency risk and sector allocation. The full Portfolio team comprised of the sector specialist teams--for Sovereign Bonds, Corporate Bonds,
Structured Products and Foreign Exchange--meets once a week to determine the firm's overall strategy for global bond and currency markets. The translation of the firm-wide investment strategy into a specific strategy for each Portfolio of the Fund in a manner that complies with each Portfolio's specific investment objectives and restrictions is the responsibility of a specific portfolio manager. The portfolio manager determines the broad risk parameters and overall sector and interest rate strategy for the Portfolio. The portfolio manager relies on the sector specialist teams to select the specific securities for each
Portfolio. The biographical information for each portfolio manager of the Fund is set forth below.

ADDITIONAL INFORMATION ABOUT EACH PORTFOLIO MANAGER, INCLUDING HOW EACH IS
COMPENSATED, OTHER ACCOUNTS EACH MANAGES AND EACH PORTFOLIO MANAGER'S OWNERSHIP
OF SECURITIES IS LOCATED IN THE SAI.

LIAQUAT AHAMED, MANAGING DIRECTOR. Mr. Ahamed is responsible for management of the Broad Market Portfolio. Mr. Ahamed joined FFTW in 1988 after nine years with the World Bank, where he was in charge of all investments in non-U.S. dollar government bond markets. Mr. Ahamed also served as an economist with senior government officials in the Philippines, Korea, and Bangladesh. He has a B.A. in
economics from Trinity College, Cambridge University and an A.M. in economics from Harvard University.

ADAN AKANT, MANAGING DIRECTOR. Mr. Akant is responsible for management of the
U.S. Treasury Portfolio. He joined FFTW in 1984 after six years with the World
Bank, where he served initially as a project financial analyst in Europe and the
Middle East area before joining the treasurer's staff as an investment officer.
Mr. Akant holds a Ph.D. in systems science, an M.S. in finance and international management, an Engineer's degree, and M.S. and B.S degrees in electrical engineering, all from the Massachusetts Institute of Technology. Mr. Akant is a
member of the New York Academy of Sciences, IEEE, and of the Sigma XI, Tau Beta
Pi, and Eta Kappa Nu honor societies.

                                       16

JOHN CAREY, CFA, PORTFOLIO MANAGER. Mr. Carey is responsible for management of the Mortgage LIBOR Portfolio. He joined FFTW in 1998 as a member of the Mortgage
Desk. His market responsibilities are focused on fixed rate Collateralized
Mortgage Obligations ("CMOs") and CMO derivatives. Mr. Carey was previously a
Limited Partner at Atlantic Portfolio Analytics and Management (APAM) where he traded mortgage backed securities and agency CMOs. Prior to joining APAM in
1996, Mr. Carey was a Senior Vice President in charge of Secondary Marketing for the Chase Manhattan Mortgage Corporation. Mr. Carey holds an MBA in Finance from
New York University and a BA in Mathematical Economics from Colgate University.
He holds the designation of Chartered Financial Analyst and is a member of the
New York Society of Security Analysts.

DAVID J. MARMON, MANAGING DIRECTOR. Mr. Marmon is responsible for management of the Enhanced Equity Markets, High-Yield, Global High Yield, International
Corporate, and U.S. Corporate Portfolios. He joined FFTW in 1990 from Yamaichi
International (America) where he headed futures and options research. Mr. Marmon was previously a financial analyst and strategist at the First Boston
Corporation, where he developed hedging programs for financial institutions and industrial firms. Mr. Marmon has a B.A. SUMMA CUM LAUDE in economics from Alma
College and an M.A. in economics from Duke University.

SCOTT C. SHEELER, PORTFOLIO MANAGER. Mr. Sheeler is responsible for management of the Asset-Backed Portfolio. He joined FFTW in 1996. Currently, he manages domestic asset-backed securities and is also responsible for short duration
Portfolios. Mr. Sheeler holds a B.S. in finance from Rochester Institute of
Technology.

                             SHAREHOLDER INFORMATION

                                    PURCHASES

Portfolio Advisor Class shares may be purchased directly from the Fund, or obtained by employing the services of an outside broker or agent. Such broker or agent may charge a fee for its services. The minimum initial required investment for purchasing Advisor Class shares of a Portfolio is $250,000; such minimum may be waived at the discretion of the Fund. Subsequent investments may be of any amount. There are no loads or 12b-1 distribution fees imposed on Advisor Class shares of the Portfolios. Shares purchased will begin accruing dividends on the day Federal funds are received.

Purchases of shares of all Portfolios may be made on any "Business Day," meaning
Monday through Friday, with the exception of the holidays declared by the
Federal Reserve Banks of New York or Boston. At the present time, these holidays are: New Year's Day, Dr. Martin Luther King's Birthday, Presidents' Day,
Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day,
Thanksgiving and Christmas.

The Portfolio is designed for long-term investments and, therefore, do not accommodate activities believed by the Portfolio to constitute "market timing"
or other trading strategies that entail rapid or frequent purchases, sales or exchanges which could disrupt orderly management of a Portfolio's investments
("disruptive trading").

Market timing and disruptive trading can harm the interests of the Portfolio and its long-term investors. A Portfolio that invests in foreign securities may be particularly susceptible to frequent trading strategies. This is because time zone difference among international stock markets can allow a shareholder engaging in a short-term strategy to

                                       17

exploit portfolio share prices that are based on closing prices of securities established some time before the portfolio calculates its own share price. The
Board of Directors of the Fund has adopted policies and procedures with respect to frequent trading in Portfolio shares. These policies and procedures are reasonably designed to monitor a Portfolio's trading activity and discourage disruptive trading and, in cases where disruptive trading activity is detected, to take action to stop such activity.

In order to ensure compliance with the Fund's procedures and to protect the interests of long-term investors, the Fund monitors trading in Portfolio shares by direct and beneficial shareholders. The Fund works with intermediaries that sell or facilitate distribution of Portfolio shares to identify abusive trading practices in omnibus accounts. The Fund reserves the right to take appropriate action as it deems necessary including, but not limited to, refusing to accept purchase orders in order to protect the interests of long-term shareholders.

Although the Fund takes certain steps, including the monitoring of subscription and redemption activity, to prevent abusive trading practices, there can be no guarantee that all such practices will be detected or prevented.

                               WIRING INSTRUCTIONS

To:               Investors Bank & Trust Company
                  200 Clarendon Street
                  Boston, Massachusetts 02117
ABA Number:       011001438
Account Name:     Quasar Distributors, LLC - Fund Purchase Account
Account Number:   933333333
Reference:        (Indicate Portfolio name)

                                       18

                               TO PURCHASE SHARES

-----------------------------------------------------------------------------------------------------------------------------
                   WHEN NET ASSET VALUE     WHEN & HOW SHARES      PROCEDURE FOR               RESULT OF LATE NOTIFICATION
PORTFOLIO NAME     (NAV) IS DETERMINED      MAY BE PURCHASED       SAME DAY PURCHASES          OR DELAY IN RECEIPT OF FUNDS
-----------------------------------------------------------------------------------------------------------------------------

o    MORTGAGE      o Last Business Day of   o Last Business Day    o    Purchasers must call   o    The Portfolio must
     LIBOR         each week or on any      Of  each week or on         Investors Bank at           receive notice before 4
o    ASSET-        other Business Days      Any other Business          (800) 247-0473              p.m. (wire may be
     BACKED        approved by the          Days approved by            prior to 12:00 p.m.         received after 12:00 p.m.
o    HIGH YIELD    Investment Adviser.      The Investment              ET to inform the            ET) for shares to be
o    GLOBAL HIGH                            Adviser.                    Portfolio of the            bought at that day's
     YIELD                                                              incoming  wire              price.
                                            o Submitted orders          transfer.
                                            must Include a                                     o    Shares will be bought at
                                            completed Account      o    Purchasers must             the next Business Day's
                                            application.                indicate which              price if the wire is
                                                                        account is to be            received after 12:00 p.m.
                                            o Federal funds must        purchased.                  ET and no notice is
                                            be Wired to                                             given.
                                            Quasar's "Fund         o    If Federal funds are
                                            Purchase Account" at        received by the
                                            Investors Bank &            Portfolio that day,
                                            Trust Company               the order will be
                                            ("Investors  Bank"          effective that day.
                                            or the "Transfer            Price of shares is
                                            Agent").                    based on the next
                                                                        calculation of  NAV
                                                                        after the order is
                                                                        placed.
-----------------------------------------------------------------------------------------------------------------------------
o    ENHANCED      o     All Business       o     Any Business     o    Purchasers must call   o    The Portfolio must
     EQUITY              Days                     Day                   Investors Bank at           receive notice before
     MARKETS                                                            (800) 247-0473 prior        12:00 p.m. (wire may be
o    U.S.                                   o     Submitted             prior to 12:00  p.m.        received after 4:00 p.m.
     TREASURY                                     orders Must           ET to inform the            ET) for shares to be
o    U.S.                                         include A             Portfolio of the            bought at that day's
     CORPORATE                                    completed             incoming wire               price.
o    BROAD                                        account               transfer.
     MARKET                                       Application.                                 o    Shares will be bought at
o    INTERNATI-                                                    o    Purchasers must             the next business day's
     ONAL                                   o     Federal funds         indicate which              price if the wire is
o    CORPORATE                                    must be               Portfolio is to be          received after 12:00 p.m.
                                                  Wired to              purchased.                  ET and no notice is
                                                  Quasar's "Fund                                    given.
                                                  Purchase         o    If Federal funds
                                                  Account" at           are received
                                                  Investors Bank        by the Portfolio
                                                  & Trust               that day, the order
                                                  Company               will be effective
                                                  ("Investors           that day. Price of
                                                  Bank" or the          shares is based on
                                                  "Transfer             the next calculation
                                                  Agent").              of NAV after the
                                                                        order  placed.
-----------------------------------------------------------------------------------------------------------------------------

                                       19

                                   REDEMPTIONS

All Portfolio shares (fractional and full) will be redeemed upon shareholder request. The redemption price for each class will be the net asset value per share, determined after the Transfer Agent receives proper notice of redemption
(see table below). Shares redeemed receive dividends declared up to, and including the day preceding the day of the redemption payment.

Shares may be redeemed by employing the services of an outside broker or agent or may be redeemed directly from the Portfolio. Such broker or agent may charge a fee for its services. There are no loads imposed by the Portfolio. No charge is imposed by the Portfolio to redeem shares however a shareholder's bank may impose its own wire transfer fee for receipt of the wire. The Fund may execute redemptions in any amount requested by the shareholder up to the amount the shareholder has invested in the Portfolio.

A shareholder may change the authorized agent or the account designated to receive redemption proceeds at any time by writing to the Transfer Agent with an appropriate signature guarantee. Further documentation may be required when deemed appropriate by the Transfer Agent.

A telephone redemption option is made available to shareholders on the
Portfolio's Account Application. The Portfolio or the Transfer Agent may employ procedures designed to confirm that instructions communicated by telephone are genuine. If the Portfolio does not employ such procedures, it may be liable for losses due to unauthorized or fraudulent instructions. The Portfolio or the
Transfer Agent may require personal identification codes and will only wire funds through pre-existing bank account instructions. No bank instruction changes will be accepted via telephone.

If a shareholder wishes to add or change telephone redemption options after an account in a Portfolio has been established, the shareholder must provide the
Transfer Agent with the request in writing. The shareholder's signature must also have an appropriate signature guarantee. Other documentation may also be required; please check with the Transfer Agent for specifics.

Shareholders who do not elect telephone redemption privileges must submit their redemption requests in writing with an authorized signer's signature appropriately guaranteed. Additional documentation may also be required. Please contact the Transfer Agent for details prior to submitting any written requests.

In an attempt to reduce expenses, a Portfolio may redeem shares of any Advisor
Class shareholder whose Portfolio account has a net asset value lower than
$250,000. An involuntary redemption will not occur when drops in investment value are the sole result of adverse market conditions. A Portfolio will give 60 days prior written notice to shareholders whose shares are being redeemed to allow them to purchase sufficient additional shares of the Portfolio to avoid such redemption. The Portfolio also may redeem shares in a shareholder's account as reimbursement for loss due to the failure of a check or wire to clear in payment of shares purchased.

                                       20

                                TO REDEEM SHARES

--------------------------------------------------------------------------------

1.   SHAREHOLDERS MUST PROVIDE THE FOLLOWING INFORMATION:

     a.   The dollar or share amount to be redeemed;

     b.   The account to which the redemption proceeds should be wired (this account will have been previously designated by the shareholder on the
          Account Application);

     c.   The name of the shareholder; and

     d.   The shareholder's account number.

SHAREHOLDERS SHOULD CALL THE TRANSFER AGENT AT (800) 247-0473 TO REQUEST A
REDEMPTION.

--------------------------------------------------------------------------------
PORTFOLIO NAME             WHEN REDEMPTION            RESULT OF LATE
                           EFFECTIVE                  NOTIFICATION OF REDEMPTION

--------------------------------------------------------------------------------
o    Mortgage LIBOR        If notice is received by   If notice is received by
                           the Transfer Agent by      the Transfer Agent on a
o    Asset-Backed          4:00 p.m. ET on any        non-business day or
                           Business Day, the          after 4:00 p.m. ET on a
o    High Yield            redemption will be         Business Day, the
                           effective and payment      redemption notice will
o    Enhanced Equity       will be made within        be deemed received as of
     Market                seven calendar days, but   the next Business Day.
                           generally two business
o    U.S Treasury          days following receipt
                           of such notice. Price of
o    U.S Corporate         shares is based on the
                           next calculation of the
o    Broad Market          NAV after the order is
                           placed.
o    International
     Corporate

o    Global High Yield

--------------------------------------------------------------------------------

                           PRICING OF PORTFOLIO SHARES

The price for Portfolio shares is the Portfolio's net asset value per share.
Portfolio net asset value is calculated by: (1) adding the market value of all the Portfolio's assets, (2) subtracting all of the Portfolio's liabilities, and then (3) dividing by the number of shares outstanding and adjusting to the nearest cent.

1.   For all Portfolios, other than Mortgage LIBOR, Asset-Backed, High Yield and
     Global High Yield, net asset value is calculated by the Portfolio's
     Accounting Agent as of 4:00 p.m. ET on each Business Day.

2.   The Mortgage LIBOR Portfolio's net asset value is calculated by the
     Portfolio's Accounting Agent as of 4:00 p.m. ET on the last Business day of each week, on any other Business Days in which the Investment Adviser approves a purchase, and on each Business Day for which a redemption order has been placed.

3.   The Asset-Backed and High Yield Portfolios' net asset values are calculated by the Portfolio's Accounting Agent as of 4:00 p.m. ET on the last Business
     Day of each week and each month, on any other Business Days in which the
     Investment Adviser approves a purchase, and on each Business Day for which a redemption order has been placed.

4.   The Global High Yield's net asset value is calculated by the Portfolio's
     Accounting Agent as of 4:00 p.m. on the Last Business Day of each month, on any other Business Days in which the Investment Adviser approves a purchase, and on each Business Day for which a redemption order has been placed.

All Portfolio investments are valued based on market price, if available, which results in unrealized gains or losses. Readily marketable fixed-income securities are valued on the basis of prices provided by a pricing service when such prices are believed by the

                                       21

Investment Adviser to reflect the fair value of such securities. Securities traded on an exchange are valued at their last sales price on that exchange.
Securities and other financial instruments for which over-the-counter market quotations are available are valued at the latest bid price (asked price for short positions). Time deposits and repurchase agreements are generally valued at their cost plus accrued interest. Securities for which market quotations are not readily available will be valued in good faith by methods approved by the
Board of Directors. Securities with maturities less than 60 days are valued at amortized cost, which approximates market value, unless this method does not represent fair value.

To the extent that a Portfolio invests in foreign securities, these securities may be listed on foreign exchanges that trade on days when a Portfolio does not price its shares. As a result, the net asset value per share of a Portfolio may change at a time when shareholders are not able to purchase or redeem their shares. Similarly, a Portfolio may hold securities traded on U.S. markets where the market may close early on a given day or may regularly close prior to calculation of a Portfolio's net asset value.

Securities for which market quotations are not readily available will be valued at their fair value as determined in good faith by management utilizing fair value procedures approved by the Fund's Board of Directors. The fair value procedures involve the judgment of management and may represent prices that are otherwise unavailable on the open market.

The fair valuation of a particular security depends upon the circumstances of each individual case, and all appropriate factors relevant to the value of the security must be considered. As a general principle, the valuation should reflect the amount that a Portfolio could reasonably expect to receive for the security upon its current sale. Therefore, ascertaining fair value requires a determination of the amount that an arm's-length buyer, under the circumstances, would currently pay for the security.

Events affecting the value of such securities held by a Portfolio that occur between the close of trading in the security and the time at which a Portfolio prices its Portfolio securities will not generally be reflected in a Portfolio's calculation of its net asset value. The Investment Adviser will continuously monitor for material significant events that may call into question the reliability of market quotations obtained from an approved pricing service. Such events may include: situations relating to a single issue in a market sector;
significant fluctuations in U.S. or foreign markets; and natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Where the Investment Adviser determines that an adjustment should be made in a Portfolio security's value because significant intervening events have caused a Portfolio's net asset value per share to be materially inaccurate, the Investment Adviser shall seek to have the security
"fair valued" in accordance with the Fund's fair value procedures and subject to the ratification/approval of the Fund's Board of Directors.

                                FUND'S DIVIDENDS

If desired, shareholders must request to receive dividends in cash (payable on the first Business Day of the following month) on the Account Application.
Absent such notice, all dividends will be automatically reinvested in additional shares on the last Business Day of each month at the share's net asset value. A shareholder may elect to change the dividend designation on the Account
Application at any time by writing the Transfer Agent. In the event that a
Portfolio realizes net short-term or long-term capital gains (i.e., with respect to assets held more than one year), the Portfolio will distribute such gains by automatically reinvesting them in additional Portfolio shares (unless a shareholder has elected to receive cash).

                                       22

Net investment income (including accrued but unpaid interest, amortization of original issue and market discount or premium accrued expenses and other income adjustments, such as inflation protected securities) of each Portfolio, other than the Mortgage LIBOR, Asset-Backed, High Yield and Global High Yield
Portfolios, will be declared as a dividend payable daily to the respective shareholders of record as of the close of each Business Day. The net investment income of the Mortgage LIBOR, Asset-Backed, High Yield and Global High Yield
Portfolios will be declared as dividends payable to the respective shareholders of record as of the last Business Day of each month.

                                  VOTING RIGHTS

Each share of the Fund gives the shareholder one vote in Director elections and other shareholder voting matters. Matters to be acted upon affecting a particular Portfolio (such as approval of the investment advisory agreement with the Investment Adviser or the submission of changes to a fundamental Portfolio investment policy) or a particular share class, require the affirmative vote of the Portfolio's shareholders or the share class holder. The election of the
Fund's Board of Directors is voted upon by shareholders on a Fund-wide basis.
The Fund is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Fund's or a Portfolio's operation and for the election of Directors under certain circumstances.
Directors may be removed by shareholders at a special meeting. The Directors shall call a special meeting of a Portfolio upon written request of shareholders owning at least 10% of the Portfolio's outstanding shares.

                               TAX CONSIDERATIONS

The following discussion is for general information only. A potential investor should consult with his or her own tax adviser as to the tax consequences of an investment in a Portfolio, including the status of distributions from each
Portfolio under applicable state or local law. Foreign shareholders are advised to consult their own tax advisers regarding investment tax consequences in a
Portfolio. For additional information regarding tax issues pertaining to the
Portfolios, see "Supplemental Tax Considerations" in the SAI.

FEDERAL INCOME TAXES

Each Portfolio will distribute all of its taxable income by automatically reinvesting such income in additional Portfolio shares and distributing those shares to its shareholders, unless a shareholder elects on the Account
Application to receive cash payments for such distributions. A shareholder may elect to change the dividend designation on the Account Application at any time by writing the Transfer Agent. Shareholders receiving distributions from the
Fund in the form of additional shares will be treated for federal income tax purposes as receiving a distribution in an amount equal to the fair market value of the additional shares on the date of such a distribution.

Dividends paid by a Portfolio from its investment company taxable income
(including interest and net short-term capital gains) will be taxable to U.S.
shareholders as ordinary income, whether received in cash or in additional Fund shares. Designated distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses) are generally taxable to shareholders at the applicable long-term capital gains rates, regardless of how long they have held their Portfolio shares. If a portion of a
Portfolio's income consists of dividends paid by U.S. corporations, a portion of the dividends paid by the Portfolio may be eligible

                                       23

for the corporate dividends-received deduction.

A distribution will be treated as paid on December 31 of the current calendar year if it is declared by a Portfolio in October, November or December with a record date in any such month and paid by the Portfolio during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. Each Portfolio will inform shareholders of the amount and tax status of all amounts treated as distributed to them not later than 60 days after the close of each calendar year.

If a shareholder holds shares through a tax-deferred account, such as a retirement plan, income and gains will not be taxable each year. Instead, the taxable portion of amounts held in a tax-deferred account generally will be subject to tax only when a distribution is made from that account.

A shareholder who sells or redeems Fund shares will generally realize a capital gain or loss, which will be long-term or short term, generally depending upon the shareholder's holding of the shares. An exchange of shares may be treated as a sale.

As with all mutual funds, a Fund may be required to withhold U.S. federal income tax at the rate of 29% of all taxable distributions payable to shareholders who:

1.   fail to provide the Fund with a correct taxpayer identification number, or

2.   fail to make required certifications, or

3.   have been notified by the Internal Revenue Service ("IRS") that they are subject to backup withholding.

Backup withholding is not an additional tax; rather, it is a way in which the
IRS ensures it will collect taxes otherwise due. Any amount withheld may be credited against U.S. federal income tax liability.

The foregoing discussion is only a brief summary of the important federal tax considerations generally affecting a Portfolio and its shareholders. As noted
above, tax deferred accounts receive special tax treatment. No attempt is made to present a detailed explanation of the Federal, state, local or foreign income tax treatment of the Fund or its shareholders, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential investors in the Fund should consult their tax advisers with specific reference to their own tax situation.

STATE, LOCAL OR FOREIGN TAXES

A Portfolio may be subject to state, local or foreign taxation in any jurisdiction in which the Portfolio may be deemed to be doing business.
Portfolio distributions may be subject to state and local taxes. Portfolio distributions derived from interest on obligations of the U.S. government and certain of its agencies, authorities and instrumentalities may be exempt from state and local taxes in certain states. Shareholders should consult their own tax advisers regarding possible state and local income tax exclusions for dividend portions paid by a Portfolio, which are attributable to interest from obligations of the U.S. Government, its agencies, authorities and instrumentalities.

                        DISTRIBUTION OF PORTFOLIO SHARES

Shares of the Fund are distributed by Quasar, pursuant to a Distribution
Agreement dated as of October 1, 2001, by and among the Fund, Investors Bank and
Quasar. Investors Bank

                                       24

pays the distribution fees and FFTW pays all other fees and expenses related to distribution of Advisor Class shares. In this relationship, the Fund and Quasar have agreed to indemnify one another against certain liabilities.

In addition, pursuant to a Shareholder Services Plan, the Advisor Class shares of each Portfolio may pay a monthly shareholder service fee at an annual rate of
0.25% of the Advisor Class's average net assets throughout the month for providing shareholder support services, or such lesser amount as the Directors may determine from time to time. The Fund may remit up to the full amount of this shareholder service fee to intermediaries (such as banks, broker-dealers, and other service-providers), for providing shareholder support services. At the present time, the Fund is not assessing the shareholder service fee in the
Advisor Class shares. Should the Fund wish to impose this fee, the Board must approve its implementation and provide shareholders with 60 days prior notice.

Because the shareholder service fee is paid out of each Advisor Class'
Portfolio's assets on an ongoing basis, they will increase the cost of your investment and may cost you more than paying other types of sales charges.

                             INVESTMENT INFORMATION

        PERMITTED INVESTMENT STRATEGIES, INVESTMENTS AND ASSOCIATED RISKS

---------------------------------------------------------------------------------------------------------------------
                                                   Enhanced                                                    Global
                       Mortgage   Asset-    High    Equity       U.S        U.S.      Broad    International    High
Portfolio Name:          LIBOR    Backed   Yield    Markets   Treasury   Corporate   Markets     Corporate      Yield
---------------------------------------------------------------------------------------------------------------------

Asset-Backed
Securities                 X         X       *         X          *          X          X            *            *
---------------------------------------------------------------------------------------------------------------------
Bank Obligations           *         *       *         X          *          X          X            *            *
---------------------------------------------------------------------------------------------------------------------
Brady Bonds                                  X         *                     *          *            *            X
---------------------------------------------------------------------------------------------------------------------
Convertibles
Securities                                   X         *                     *          *            *            *
---------------------------------------------------------------------------------------------------------------------
Corporate Debt
Instruments                *         *       X         X          *          X          X            X            X
---------------------------------------------------------------------------------------------------------------------
Dollar Roll
Transactions               *         *       *         *                     *          *            *            *
---------------------------------------------------------------------------------------------------------------------
Duration Management
Transactions               *         *       *         *          *          *          *            *            *
---------------------------------------------------------------------------------------------------------------------
Foreign Instruments                          X         *                     *          *            X            X
---------------------------------------------------------------------------------------------------------------------
Hedging                    *         *       *         *          *          *          *            *            *
---------------------------------------------------------------------------------------------------------------------
High Yield Bonds                             X                                                       X
---------------------------------------------------------------------------------------------------------------------
Illiquid Securities        *         *       *         *                     *          *            *            *
---------------------------------------------------------------------------------------------------------------------
Indexed Notes,
Currency
Exchange-Related
Securities and
Similar
Securities                           *       *         *                     *          *            *            X
---------------------------------------------------------------------------------------------------------------------
Inflation-Indexed          *         *       *         *          *          *          *            *            *
---------------------------------------------------------------------------------------------------------------------

                                       25

---------------------------------------------------------------------------------------------------------------------
Securities
---------------------------------------------------------------------------------------------------------------------
Investment Companies       *         *       *         *          *          *          *            *            *
---------------------------------------------------------------------------------------------------------------------
Loan Participations
   and Assignments         *         *       *         *          *          *          *            *            *
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
                                                   Enhanced                                                    Global
                       Mortgage   Asset-    High    Equity      U.S.        U.S.      Broad    International    High
Portfolio Name:          LIBOR    Backed   Yield    Markets   Treasury   Corporate   Markets     Corporate      Yield
---------------------------------------------------------------------------------------------------------------------

Mortgage-Backed            X         X       *         X          *          X          X            *            *
Securities
---------------------------------------------------------------------------------------------------------------------
Multi-National
Currency Unit
Securities or More
than one Currency
Denominated
Securities                                   *         *                     *          *            *            *
---------------------------------------------------------------------------------------------------------------------
Municipal
Instruments                                  *         *                     *          *            *            *
---------------------------------------------------------------------------------------------------------------------
Repurchase and
Reverse Repurchase
Agreements                 *         X       *         *          *          *          *            *            *
---------------------------------------------------------------------------------------------------------------------
Short Sales
Transactions               *         *       *         *                     *          *            *            *
---------------------------------------------------------------------------------------------------------------------
Stripped Instruments       X         X       X         *          *          *          *            *            *
---------------------------------------------------------------------------------------------------------------------
Swaps                      *         *       *         *          *          *          *            *            *
---------------------------------------------------------------------------------------------------------------------
TBA Transactions           *         *       *         *                     *          *            *            *
---------------------------------------------------------------------------------------------------------------------
Total Return Swaps         *         X       *         *                     *          *            *            *
---------------------------------------------------------------------------------------------------------------------
U.S. Government
Agency and
Government Sponsored
Securities                 X         X       *         X          X          X          X            *            X
---------------------------------------------------------------------------------------------------------------------
Warrants                                     *                               *          *            *            *
---------------------------------------------------------------------------------------------------------------------
When Issued &
Forward Commitment
Securities                 *         *       *         *          *          *          *            *            *
---------------------------------------------------------------------------------------------------------------------
Zero Coupon
Securities                 *         *       X                    *          *          *
---------------------------------------------------------------------------------------------------------------------

X    Principal Investments

*    Other Investments

                                       26

ASSET-BACKED SECURITIES

Asset-backed securities are secured by a pool of financial assets. These securities are sponsored by such institutions as finance companies, finance subsidiaries of industrial companies and investment banks. Asset-backed securities have structural characteristics similar to mortgage-backed securities, and include assets such as:

a.   motor vehicle installment sale contracts,

b.   other installment sale contracts,

c.   home equity loans,

d.   leases of various types of real and personal property, and

e.   receivables from revolving credit (credit card) agreements.

     RISKS: The principal amount of asset-backed securities is generally subject to partial or total prepayment risk. If an asset-backed security is purchased at a premium or discount to par, a prepayment rate that is faster than expected will reduce or increase, respectively, the yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect on yield to maturity. In some cases, these securities may not have any security interest in the underlying assets, and recoveries on the repossessed collateral may not be available to support payments on these securities.

BANK OBLIGATIONS

Bank obligations are bank issued securities. These instruments include, but are not limited to:

a)   Time Deposits,

b)   Certificates of Deposit,

c)   Bankers' Acceptances,

d)   Bank Notes,

e)   Deposit Notes,

f)   Eurodollar Time deposits,

g)   Eurodollar Certificates of Deposit,

h)   Variable Rate Notes,

i)   Loan Participations,

j)   Variable Amount Master Demand Notes,

k)   Yankee CDs, and Custodial Receipts.

     RISKS: Investing in bank obligations exposes a Portfolio to risks associated with the banking industry such as interest rate and credit risks.

BRADY BONDS

Brady Bonds are debt securities, issued or guaranteed by foreign governments in exchange for existing commercial bank indebtedness. To date, Brady Bonds have been issued by the governments of twenty countries, the largest proportion having been issued by Argentina, Brazil, Mexico and Venezuela. Brady Bonds are
either collateralized or uncollateralized, issued in various currencies
(primarily the U.S. dollar), and are actively traded in the over-the-counter secondary market.

A Portfolio may invest in either collateralized or uncollateralized Brady Bonds.
U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed rate par bonds or floating rate discount bonds, are collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the bonds. Interest payments on such bonds generally are collateralized by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of rolling interest payments or, in the case of floating rate bonds, initially is equal to at least one year's rolling interest payments based on the applicable interest rate at the time and is adjusted at regular intervals thereafter.

                                       27

     RISKS: Brady Bonds are generally issued by countries with developing capital markets or unstable governments and as such, are considered to be among the more risky international investments.

CONVERTIBLE SECURITIES

Convertible bonds or shares of convertible preferred stock are securities that may be converted into, or exchanged for, underlying shares of common stock, either at a stated price or stated rate. Convertible securities have general characteristics similar to both fixed income and equity securities.

     RISKS: Typically, convertible securities are callable by the company, which may, in effect, force conversion before the holder would otherwise choose.
     If the issuer chooses to convert the security, this action could have an adverse effect on a Portfolio's ability to achieve its objectives.

CORPORATE DEBT INSTRUMENTS

Corporate bonds are debt instruments issued by private corporations. As creditors, bondholders have a prior legal claim over common and preferred stockholders of the corporation as to both income and assets for the principal and interest due to the bondholder. A Portfolio purchases corporate bonds subject to quality restraints. Commercial paper, notes and other obligations of
U.S. and foreign corporate issuers (including medium-term and variable rate notes) must meet the Portfolio's credit quality standards. A Portfolio may retain a downgraded corporate debt security if the Investment Adviser determines retention of such security to be in the Portfolio's best interests.

     RISKS: Investing in corporate debt securities subjects a Portfolio to interest rate changes and credit risks.

DOLLAR ROLL TRANSACTIONS

Dollar roll transactions consist of the sale of mortgage-backed securities, with a commitment to purchase similar, but not identical securities at a future date, and at the same price. Portfolios will maintain a segregated custodial account for dollar roll transactions. The segregated accounts may contain cash, U.S.
government Securities or other liquid, unencumbered securities having an aggregate value at least equal to the amount of such commitments to repurchase the securities under the dollar roll transaction (including accrued interest).

     RISKS: Should the broker-dealer to whom a Portfolio sells an underlying security of a dollar roll transaction become insolvent, the Portfolio's right to purchase or repurchase the security may be restricted, or the price of the security may change adversely over the term of the dollar roll transaction.

DURATION MANAGEMENT

Duration measures a bond's price volatility, incorporating the following factors:

a.   the bond's yield;

b.   coupon interest payments;

c.   final maturity;

d.   call features; and

e.   prepayment assumptions.

Duration measures the expected life of a debt security on a present value basis.
It incorporates the length of the time intervals between the present time and the time

                                       28

that the interest and principal payments are scheduled (or in the case of a callable bond, expected to be received) and weighs them by the present values of the cash to be received at each future point in time. For any debt security with interest payments occurring prior to the payment of principal, duration is always less than maturity. In general, for the same maturity, the lower the stated or coupon rate of interest of a debt security, the longer the duration of the security; conversely, the higher the stated or coupon rate of interest of a debt security, the shorter the duration of the security.

Futures, options and options on futures have durations closely related to the duration of the securities that are underlying them. Holding long futures or call options will lengthen a Portfolio's duration by approximately the same amount that holding an equivalent amount of the underlying securities would.
Short futures or put option positions have durations roughly equal to the negative duration of the securities that underlie those positions and have the effect of reducing duration by approximately the same amount that selling an equivalent amount of the underlying securities would. The market price of a bond with an effective duration of two years would be expected to decline 2% if interest rates rose 1%. If a bond has an effective duration of three years, a 1%
increase in general interest rates would be expected to cause the bond's value to decline by about 3%.

For inflation-indexed securities, real duration measures the price sensitivity of a bond as real interest rates (i.e. nominal interest rates adjusted for inflation) move up and down. Real Duration is the primary measurement of risk, because these securities are subjected to real rate changes but are protected for Inflation-indexed securities, against fluctuations in inflation.

     RISKS: Changes in weighted average duration of a Portfolio's holdings are not likely to be so large as to cause them to fall outside the ranges specified above. There is no assurance that deliberate changes in a
     Portfolio's weighted average duration will enhance its return relative to more static duration policies or Portfolio structures. In addition, it may detract from its relative return.

FOREIGN INSTRUMENTS

a. FOREIGN SECURITIES

Foreign securities are securities denominated in currencies other than the U.S.
dollar and may be denominated in any single currency or multi-currency units.
The Investment Adviser and the Sub-Adviser will adjust exposure of a Portfolio to different currencies based on their perception of the most favorable markets and issuers. In allocating assets among multiple markets for certain Portfolios, the Investment Adviser and the Sub-Adviser will assess the relative yield and anticipated direction of interest rates in particular markets, general market and economic conditions and the relationship of currencies of various countries to each other. In their evaluations, the Investment Adviser and the Sub-Adviser will use internal financial, economic and credit analysis resources as well as information obtained from external sources.

The Broad Market, International Corporate and Global High Yield Portfolios will invest primarily in securities denominated in the currencies of the United
States, Japan, Canada, Western European nations, New Zealand and Australia, as well as securities denominated in the euro. Further, it is anticipated that such securities will be issued primarily by governmental and private entities located in such countries and by supranational entities. Portfolios will only invest in countries

                                       29

considered to have stable governments, based on the Investment Adviser's analysis of social, political and economic factors.

b. FOREIGN GOVERNMENT, INTERNATIONAL AND SUPRANATIONAL AGENCY SECURITIES.

These securities include debt obligations issued or guaranteed by a foreign government or its subdivisions, agencies and instrumentalities, international agencies and supranational entities.

     RISKS: Generally, foreign financial markets have substantially less volume than the U.S. market. Securities of many foreign companies are less liquid, and their prices are more volatile than securities of comparable domestic companies. Certain Portfolios may invest portions of their assets in securities denominated in foreign currencies. These investments carry risks of fluctuations of exchange rates relative to the U.S. dollar. Securities issued by foreign entities (governments, corporations etc.) may involve risks not associated with U.S. investments, including expropriation of assets, taxation, political or social instability and less strict regulatory and financial reporting standards--all of which may cause declines in investment returns.

c. EMERGING MARKETS SECURITIES

Emerging markets securities are foreign securities issued from countries, which are considered to be "emerging" or "developing" by the World Bank. Such emerging markets include all markets other than Australia, Austria, Belgium, Canada,
Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, the
Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden,
Switzerland, the United Kingdom and the United States.

An emerging market sovereign security is a security issued by the national government, a municipality, or a company that is wholly owned by the national government. The latter are sometimes referred to as "quasi-sovereign"
securities.

There are numerous types of fixed-income securities issued by emerging market sovereign or corporate entities, including the following:

     Treasury bills and bonds: These are short-term, locally registered securities that are usually, but not always, denominated in the local currency.

     Eurobonds and global bonds: These are longer maturity (up to 30 years)
     securities, registered in London or globally, that are generally issued in
     U.S. dollars, but are increasingly issued in euros and occasionally in yen.

     Brady Bonds: As previously described in "Brady Bonds" herein, these are bonds issued by emerging market governments in exchange for defaulted loans that had been extended by non-local commercial banks or similar institutions.

     Loan Participations and Assignments: As described in "Loan Participations and Assignments" herein, there are a few loans by financial institutions to emerging market governments that have not been converted to bonds, yet are still traded in the market. They may or may not have been restructured in the past. These instruments are traded on a participation or assignment basis.

     RISKS: The risks of investing in foreign securities may be intensified when the issuers are domiciled or doing substantial business in emerging market countries or countries with developing capital markets. Security prices in emerging markets can be significantly more volatile than those in more developed nations of the world, reflecting the greater uncertainties of

                                       30

     investing in less established markets and economies. Emerging market countries may have:

a.   Relatively unstable governments;

b.   present the risk of sudden adverse government action;

c.   nationalization of businesses;

d.   restrictions on foreign ownership;

e.   prohibitions of repatriation of assets;

f.   less protection of property rights than more developed countries; and

g.   less strict financial reporting and regulators compliance requirements.

The economies of countries with emerging markets may be predominantly based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of substantial holdings difficult or impossible at times. Transaction settlement procedures may be less reliable in emerging markets than in developed markets. Securities of issuers located in countries with emerging markets may have limited marketability and may be subject to more abrupt or erratic price movements.

HEDGING

Hedging techniques are used to offset certain investment risks. Such risks include: changes in interest rates, changes in foreign currency exchange rates and changes in securities and commodity prices. Hedging techniques are commonly used to minimize a given instrument's risks of future gain or loss. Hedging techniques include:

a.   engaging in swaps

b.   purchasing and selling caps, floors and collars

c.   purchasing or selling forward exchange contracts

d.   purchasing and selling futures contracts

e.   purchasing and selling options

All hedging instruments described below constitute commitments by a Portfolio and therefore require the Portfolio to segregate cash (in any applicable currency), U.S. government securities or other liquid and unencumbered securities (in any applicable currency) equal to the amount of the Portfolio's obligations in a separate custody account.

When a Portfolio purchases a futures or forward currency contract for non-hedging purposes, the sum of the segregated assets plus the amount of initial and variation margin held in the broker's account, if applicable, must equal the market value of the futures or forward currency contract.

When a Portfolio sells a futures or forward currency contract for non-hedging purposes, the Portfolio will have the contractual right to acquire:

     1.   the securities;

     2.   the foreign currency subject to the futures; or

     3.   the forward currency contract.

A Portfolio will segregate assets, in an amount at least equal to the market value of the securities or foreign currency underlying the futures or forward currency contract.

Should the market value of the contract move adversely to the Portfolio, or if the

                                       31

value of the securities in the segregated account declines, the Portfolio will be required to deposit additional cash or securities in the segregated account at a time when it may be disadvantageous to do so.

A Portfolio will not enter into any swaps, caps or floors unless the unsecured commercial paper, senior debt or claims paying ability of the counterparty is rated either A or A-1 or better by S&P or A or P-1 or better by Moody's. If unrated, it must be determined to be of comparable quality by the Investment
Adviser.

a. SWAPS

Swaps are commonly used for hedging purposes. Hedging involving mortgage and interest rate swaps may enhance total return. Interest rate swaps involve a
Portfolio's exchange with another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments. Mortgage swaps are similar to interest rate swaps, both represent commitments to pay and receive funds. Currency swaps involve the exchange of their respective rights to make or receive payments in specified currencies.
Credit default swaps involve the transfer of credit exposure of fixed income securities. The buyer of a credit default swap receives credit protection, whereas the seller of the swap guarantees the credit worthiness of the security.
By doing this, the risk of default is transferred from the holder of the fixed income security to the seller of the credit default swap.

b. CAPS, FLOORS AND COLLARS

The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payment of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling the interest rate floor. An interest rate collar incorporates a cap and a floor in one transaction as described above.

c. FORWARD FOREIGN EXCHANGE CONTRACTS

A forward foreign exchange contract is the purchase or sale of a foreign currency, on a specified date, at an exchange rate established before the currency's payment and delivery to hedge the currency exchange risk associated with its assets or obligations denominated in foreign currencies. Synthetic hedging is a technique utilizing forward foreign exchange contracts that is frequently employed by many of the Portfolios. It entails entering into a forward contract to sell a currency, the changes in value of which are generally considered to be linked to a currency or currencies in which some or all of the
Portfolio's securities are or are expected to be denominated, and buying U.S.
dollars. There is a risk that the perceived linkage between various currencies may not be present during the particular time that a Portfolio is engaging in synthetic hedging. A Portfolio may also cross-hedge currencies by entering into forward contracts to sell one or more currencies that are expected to decline in value relative to other currencies to which the Portfolio has or expects to have exposure.

d. FUTURES CONTRACTS

A futures contract is an agreement to buy or sell a specific amount of a financial instrument at a particular price on a specified date. The futures contract obligates the buyer to purchase the underlying commodity and the seller to sell it. Losses from investing in futures transactions that are unhedged or uncovered are potentially unlimited. Substantially all futures contracts are closed out before settlement date or called for cash settlement. A futures contract is closed out by buying or selling

                                       32

an identical offsetting futures contract that cancels the original contract to make or take delivery. At times, the ordinary spreads between values in the cash and futures markets, due to differences in the character of these markets, are subject to distortions. The possibility of such distortions means that a correct forecast of general market, foreign exchange rate or interest rate trends may not produce the Portfolio's intended results. Investors should note that the
Enhanced Equity Markets Portfolio may, unlike the other Portfolios, invest more than 5% of its total net assets in futures contracts and will utilize futures contracts for purposes other than bona fide hedging.

e. OPTIONS CONTRACTS

An option is a contractual right, but not an obligation, to buy (call) or sell
(put) property that is guaranteed in exchange for an agreed upon sum. If the right is not exercised within a specified period of time, the option expires and the option buyer forfeits the amount paid. An option may be a contract that bases its value on the performance of an underlying bond. When a Portfolio writes a call option, it gives up the potential for gain on the underlying securities or currency in excess of the exercise price of the option during the period that the option is open. A put option gives the purchaser, in return for a premium, the right, for a specified period or time, to sell the securities or currency subject to the option to the writer of the put at the specified exercise price. The writer of the put option, in return for the premium, has the obligation, upon exercise of the option, to acquire the securities or currency underlying the option at the exercise price. A Portfolio might, therefore, be obligated to purchase the underlying securities or currency for more than their current market price.

     RISKS: Hedging involves risks of imperfect correlation in price movements of the hedge and movements in the price of the hedged security. If interest or currency exchange rates do not move in the direction of the hedge, a
     Portfolio will be in a worse position than if hedging had not been employed. As a result, it will lose all or part of the benefit of the favorable rate movement due to the cost of the hedge or offsetting positions. Hedging transactions not entered into on a U.S. or foreign exchange may subject a Portfolio to exposure to the credit risk of its counterparty. Futures and options transactions entail special risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related Portfolio position could create the possibility that losses will be greater than gains in the value of the Portfolio's position. Other risks include the risk that a
     Portfolio could not close out a futures or options position when it would be most advantageous to do so.

HIGH YIELD SECURITIES

Debt securities that are rated below the four highest categories, those securities rated below BBB by S&P and below Baa by Moody's are known as "High
Yield" bonds or "junk bonds". High Yield bonds are considered to be predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations.

     RISKS: High Yield securities present considerable risk of issuer default particularly during periods of economic uncertainty or economic downturns.
     High Yield bonds may also be subject to substantial market fluctuations and may be less liquid, than securities in the higher rating categories. They are subject to greater risk of loss of income and principal than investment grade securities. Valuing less liquid securities involves greater exercise of judgment and may be more objective than valuing securities using market quotations.

                                       33

ILLIQUID SECURITIES

Illiquid securities may not be able to be sold or disposed of in the ordinary course of business within seven days for approximately the value at which a
Portfolio has valued the securities. These include:

1.   securities with legal or contractual restrictions on resale;

2.   time deposits, repurchase agreements and dollar roll transactions having maturities longer than seven days; and

3.   securities not having readily available market quotations.

Although the Portfolios are allowed to invest up to 15% of the value of their net assets in illiquid assets, it is not expected that any Portfolio will invest a significant portion of its assets in illiquid securities. The Investment
Adviser monitors the liquidity of such restricted securities under the supervision of the Board of Directors.

A Portfolio may purchase securities not registered under the Securities Act of
1933 as amended, (the "1933 Act"), but which can be sold to qualified institutional buyers in accordance with Rule 144A under that Act ("Rule 144A
Securities"). A Portfolio also may invest in commercial paper issued in reliance on the so-called "private placement" exemption from registration afforded by
Section 4(2) of the 1933 Act ("Section 4(2) Paper"). Section 4(2) Paper and Rule
144A Securities are restricted as to disposition under the federal securities laws, and are generally sold to institutional investors. Any resale by the purchaser must be in an exempt transaction. These securities are normally resold to other institutional investors through or with the assistance of the issuer or investment dealers who make a market in the security, thus providing liquidity.
A Portfolio may also purchase interest-only, principal-only and Regulation S securities. Interest-only and principal-only securities are called stripped instruments. A description and related risks of each are found below. Regulation
S securities are securities offered and sold outside of the U.S. Regulation S securities are exempt from registration provided certain requirements are met.
Rule 144A Securities, Section 4(2) Paper, interest-only, principal-only and
Regulation S Securities may be determined to be illiquid securities, although the Fund's Board has adopted procedures that permit them to be determined liquid in certain circumstances. If a particular investment in Rule 144A Securities,
Section 4(2) Paper or private placement securities, interest-only, principal-only or Regulation S securities is not determined to be liquid, that investment will be included within the 15% limitation on investment in illiquid securities.

     RISKS: Investing in illiquid securities presents the potential risks of tying up a Portfolio's assets at a time when liquidating assets may be necessary to meet redemptions and expenses.

INDEXED NOTES, CURRENCY EXCHANGE-RELATED SECURITIES AND SIMILAR SECURITIES

These securities are notes, the principal amount of which and/or the rate of interest payable is determined by reference to an index. This index may be determined by the rate of exchange between the specified currency for the note and one or more other currencies or composite currencies.

     RISKS: Foreign currency markets can be highly volatile and are subject to sharp price fluctuations.

INFLATION-INDEXED SECURITIES

Inflation-indexed securities are linked to the inflation rate from worldwide bond markets such as the U.S. Treasury Department's "inflation-protection"
issues.

                                       34

Inflation protected securities issued by the U.S. Treasury are also called "TIPS". The principal is adjusted for inflation (payable at maturity) and the semi-annual interest payments equal a fixed percentage of the inflation adjusted principal amount. The inflation adjustments are based upon the Consumer
Price Index (CPI) for Urban Consumers. The original principal value of TIPS is guaranteed, even during a period of deflation. The par value of a TIPS bond at maturity will be the greater of the original principal or the inflation adjusted principal. These securities may be eligible for coupon stripping under the U.S.
Treasury program. U.S. corporations and government agencies have also issued inflation-indexed securities sporadically in the past.

Inflation-indexed securities also have been issued by sovereign countries such as Australia, Canada, France, New Zealand, Sweden and the United Kingdom in
their respective currencies. The mechanics for adjusting the principal value of inflation-indexed securities in Canada, New Zealand, Sweden and the United
Kingdom is similar but not identical to the process used in the United States.
In addition, these countries may, or may not, provide a guarantee of principal value at maturity, in which case, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

CPI futures are exchange-traded futures contracts that represent the inflation on a notional value of $1,000,000 for a period of three months, as implied by the CPI. An inflation swap is a contract between two counterparties who agree to swap cash flows based on the inflation rate against fixed cash flows. CPI futures and inflation swaps can be used to hedge the inflation risk in nominal bonds and can be combined with U.S. Treasury futures contracts to create synthetic TIPS.

     RISKS: If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. The Portfolios also may invest in other inflation related bonds that may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal. In addition, adjustments to principal will generally result in taxable income to a Portfolio at the time of such adjustment (that would generally be distributed by the Portfolio as part of its taxable dividends), even though the principal amount is not paid until maturity. The current market value of the bonds is not guaranteed, and will fluctuate.

     The U.S. Treasury only began issuing inflation-indexed bonds in 1997. As such, trading history for TIPS is shorter than for other U.S. Treasury note and bond programs and liquidity is generally lower than for nominal bonds.
     However, the U.S. Treasury has reaffirmed its commitment to issue TIPS and an improvement in liquidity is expected to continue. Lack of a liquid market may impose the risk of higher transaction costs and the possibility that a Portfolio may be forced to liquidate positions when it would not be advantageous to do so. Finally, there can be no assurance that the Consumer
     Price Index for Urban Consumers will accurately measure the real rate of inflation in the price of goods and services.

                                       35

INVESTMENT COMPANIES

An investment company is an investment vehicle, which, for a management fee, invests the pooled funds of investors in securities appropriate for its investment objectives. Two basic types of investment companies exist:

1.   Open end funds: these funds have a floating number of outstanding shares and will sell or redeem shares at their current net asset value,

2.   Closed end funds: these funds have a fixed number of outstanding shares that are typically traded on an exchange.

The Portfolios will not invest in any fund that charges a "load."

          RISKS: As a shareholder in a registered investment company, a
          Portfolio will bear its ratable share of that investment company's expenses, including its advisory and administration fees. Generally, risks posed by a particular fund will mirror those posed by the underlying securities. A money market fund has the highest safety of principal, whereas bond funds are vulnerable to interest rate movements.

The Commission has granted the Fund an exemptive order which permits a Portfolio to invest in another Portfolio within the FFTW Funds, Inc. family. This is commonly referred to as cross-portfolio investing. To the extent such cross-portfolio investing occurs, investors are not double-charged advisory fees. Investors pay advisory fees only on the Portfolio(s) in which they are directly invested.

LOAN PARTICIPATIONS AND ASSIGNMENTS

Fixed and floating rate loans ("Loans") are arranged through private negotiations between an entity whose securities the Portfolio could have purchased directly (a "Borrower") and one or more financial institutions
("Lenders"). A Portfolio may invest in Loans in the form of assignments
("Assignments") of all or a portion of Loans from third parties or in the form of Participations ("Participations"). When a Portfolio purchases an Assignment from a Lender, the Portfolio will acquire direct rights against the Borrower on the Loan, except that under certain circumstances such rights may be more limited than those held by the assigning Lender. When a Portfolio purchases a
Participation, the Portfolio will have a contractual relationship only with the
Lender, and not the Borrower. The Portfolio will have the right to receive payments of principal, interest and any fee to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the Borrower. Because an investment in a Participation is subject to the credit risk of both the Borrower and the Lender, a Portfolio will acquire a Participation only if the Lender interpositioned between the Portfolio and the
Borrower is determined by the Adviser to be creditworthy.

     RISKS: The Portfolios generally will have no right to enforce compliance by the Borrower with the terms of the loan agreement relating to the Loan, nor any rights or set-off against the Borrower, and the Portfolios may not benefit directly from any collateral supporting the Loan in which they have purchased a Participation. As a result, a Portfolio will assume the credit risk of both the Borrower and the Lender that is selling the Participation.

MORTGAGE-BACKED SECURITIES

                                       36

Mortgage-backed securities are securities representing ownership interests in, or debt obligations secured entirely or primarily by, "pools" of residential or commercial mortgage loans or other mortgage-backed securities. Mortgage-backed securities may take a variety of forms, the most common being:

1.   Mortgage-pass through securities issued by

     a.   the Government National Mortgage Association (Ginnie Mae),

     b.   the Federal National Mortgage Association (Fannie Mae),

     c.   the Federal Home Loan Mortgage Corporation (Freddie Mac),

     d.   commercial banks, savings and loan associations, mortgage banks or by issuers that are affiliates of or sponsored by such entities,

2.   Collateralized mortgage obligations (CMOs) which are debt obligations collateralized by such assets, and

3.   Commercial mortgage-backed securities.

The Investment Adviser expects that new types of mortgage-backed securities may be created offering asset pass-through and asset-collateralized investments in addition to those described above by governmental, government-related and private entities. As new types of mortgage-related securities are developed and offered to investors, the Investment Adviser will consider whether it would be appropriate for a Portfolio to make investments in them.

CMOs are structured bonds collateralized by mortgage pass-through securities.
Cash flows from mortgage pass-through securities are allocated to various tranches in a predetermined, specified order. Each tranche has a stated maturity
- the latest date by which the tranche can be completely repaid, assuming no prepayments - and has an average life - the average of the time to receipt of a principal payment weighted by the size of the principal payment. The average life is typically used as a proxy for maturity because the debt is amortized, rather than being paid off entirely at maturity.

     RISKS: Mortgage-backed and other asset-backed securities carry the risk of a faster or slower than expected prepayment of principal, which may affect the duration and return of the security. Changes in interest rates affect a
     Portfolio's asset value since its holdings will generally increase in value when interest rates fall and decrease when interest rates rise. Compared to debt that cannot be prepaid, mortgage and asset-backed securities are less likely to increase in value, and may decrease in value, during periods of declining interest rates and may have a higher risk of decline in value during periods of rising interest rates.

MULTI-NATIONAL CURRENCY UNIT SECURITIES OR MORE THAN ONE CURRENCY DENOMINATION

Multi-national currency unit securities are tied to currencies of more than one nation. This includes the Euro--a "basket" consisting of specified currencies of the member states of the European Community (a Western European economic cooperative organization). These securities include securities denominated in the currency of one nation, although it is issued by a governmental entity, corporation or financial institution of another nation.

     RISKS: Investments involving multi-national currency units are subject to changes in currency exchange rates which may cause the value of such invested securities to decrease relative to the U.S. dollar.

MUNICIPAL INSTRUMENTS

Municipal instruments are debt obligations issued by a state or local government

                                       37

entity. The instruments may support general governmental needs or special governmental projects. It is not anticipated that such instruments will ever represent a significant portion of any Portfolio's assets.

     RISKS: Investments in municipal instruments are subject to the municipality's ability to make timely payment. Municipal instruments may also be subject to bankruptcy protection should the municipality file for such protection.

REPURCHASE AND REVERSE REPURCHASE AGREEMENTS

When participating in repurchase agreements, a Portfolio buys securities from a vendor (e.g., a bank or securities firm) which the Portfolio's Investment
Adviser has deemed creditworthy, subject to the oversight of the Fund's Board of
Directors, with the agreement that the vendor will repurchase the securities at the same price plus interest at a later date. Repurchase agreements may be characterized as loans secured by the underlying securities. In a reverse repurchase, a Portfolio sells securities it holds to a vendor with the agreement that it will repurchase the securities at the same price plus interest at a later date. Reverse repurchases may be characterized as borrowings secured by the underlying securities. Repurchase transactions allow the Portfolio to earn a return on available cash at minimal market risk. The Portfolio may be subject to various delays and risks of loss should the vendor become subject to a bankruptcy proceeding or if it is otherwise unable to meet its obligation to repurchase. The securities underlying a repurchase agreement will be marked to market every business day so that the value of such securities is at least equal to the value of the repurchase price thereof, including the accrued interest thereon.

Repurchase and reverse repurchase agreements may also involve foreign government securities for which there is an active repurchase market. Transactions in foreign repurchase and reverse repurchase agreements may involve additional risks. The Investment Adviser expects that such repurchase and reverse repurchase agreements will primarily involve government securities of countries belonging to the Organisation Organization for Economic Cooperation and
Development ("OECD"). The member countries of the OECD include: Australia,
Austria, Belgium, Canada, Czech Republic, Denmark, Finland, France, Germany,
Greece, Hungary, Iceland, Ireland, Italy, Japan, Korea, Luxembourg, Mexico,
Netherlands, New Zealand, Norway, Poland, Portugal, Spain, Sweden, Switzerland,
Turkey, United Kingdom and the United States.

Each Portfolio will maintain a segregated custodial account for its reverse repurchase agreements. Until repayment is made, the segregated accounts may contain cash, U.S. government securities or other liquid, unencumbered securities having an aggregate value at least equal to the amount of such commitments to repurchase (including accrued interest). Repurchase and reverse repurchase agreements will generally be restricted to those maturing within seven days.

     RISKS: If the other party to a repurchase and/or reverse repurchase agreement becomes subject to a bankruptcy or other insolvency proceeding, or fails to satisfy its obligations thereunder, delays may result in recovering cash or the securities sold, or losses may occur as to all or part of the income, proceeds or rights in the security.

SHORT SALES

Short sales are transactions in which a Portfolio sells a security it does not own in anticipation of a decline in the market value of that security. Short selling provides the Investment Adviser with flexibility to reduce certain risks of the Portfolio's holdings and increase the Portfolio's total return. To the extent that the Portfolio has sold securities short, it will either (i) maintain a daily segregated account, containing cash, U.S. government securities or other liquid and

                                       38

unencumbered securities, at such a level that (a) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (b) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time it was sold short or (ii) hold an off setting long position.

     RISKS: A short sale is generally used to take advantage of an anticipated decline in price or to protect a profit. A Portfolio will incur loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which Portfolio replaces the borrowed money. The amount of any loss will be increased by the amount of any premium or amounts in lieu of interest the Portfolio may be required to pay in connection with a short sale. Without the purchase of an option, the potential loss from a short sale is unlimited.

STRIPPED INSTRUMENTS

Stripped instruments are bonds, reduced to its two components: the right to receive periodic interest payments (IOs) and the right to receive principal repayments (POs). Each component is then sold separately. Such instruments include:

a.   Municipal Bond Strips;

b.   Treasury Strips; and

c.   Stripped Mortgage-Backed Securities

     RISKS: POs do not pay interest; return is solely based on payment of principal at maturity. Both POs and IOs tend to be subject to greater interim market value fluctuations in response to changes in interest rates.
     Stripped Mortgage-Backed Securities IOs run the risk of unanticipated prepayment, which will decrease the instrument's overall return.

TBA (TO BE ANNOUNCED) TRANSACTIONS

In a TBA transaction, the type of mortgage-backed securities to be delivered is specified at the time of trade, but the actual pool numbers of the securities to be delivered are not known at the time of the trade. For example, in a TBA transaction, an investor could purchase $1 million 30 year mortgage-backed securities issued by the Federal National Mortgage Association and receive up to three pools on the settlement date. The pool numbers to be delivered at settlement will be announced shortly before settlement takes place. Agency pass-through mortgage-backed securities are usually issued on a TBA basis. Each
Portfolio will maintain a segregated custodial account containing cash, U.S.
government securities or other liquid and unencumbered securities having a value at least equal to the aggregate amount of a Portfolio's TBA transactions.

     RISKS: The value of the security on the date of delivery may be less than its purchase price, presenting a possible loss of asset value. In addition, a Portfolio may experience delays in payment or loss of income if the counterparty fails to perform under the contract.

TOTAL RETURN SWAPS

A total return swap is a contract between two counterparties who agree to swap periodic payments for the life of the contract. Typically, one party receives the total return (interest payments plus any capital gains or losses for the payment period) from a specified reference asset, while the counterparty receives a specified fixed or floating cash flow (e.g., LIBOR) that is not related to the creditworthiness of the reference asset. The payments are based upon the same notional amount of the reference asset. The reference asset may be any asset (e.g., bonds or loans), an index, or a basket of assets.

                                       39

     RISKS: Swap contracts can be less liquid and more difficult to value than other investments. Because its cash flows are based in part on changes in the value of the reference asset, a total return swap's market value will vary with changes in that reference asset. In addition, a portfolio may experience delays in payment or loss of income if the counterparty fails to perform under the contract.

U.S. GOVERNMENT AND AGENCY SECURITIES AND GOVERNMENT-SPONSORED
ENTERPRISES/FEDERAL AGENCIES

U.S. government and agency securities are issued by or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities and supported by the full faith and credit of the United States. A Portfolio may also invest in other securities which may be issued by a U.S.
government-sponsored enterprise or federal agency, and supported either by its ability to borrow from the U.S. Treasury or by its own credit standing. Such securities do not constitute direct obligations of the United States but are issued, in general, under the authority of an Act of Congress. The universe of eligible securities in these categories include those sponsored by:

a.   U.S. Treasury Department;

b.   Farmer's Home Administration;

c.   Federal Home Loan Mortgage Corporation;

d.   Federal National Mortgage Association;

e.   Government National Mortgage Association; and

f.   U.S. Department of Veterans' Affairs.

     RISKS: Investing in securities backed by the full faith and credit of the
     U.S. government are guaranteed only as to interest rate and face value at maturity, not its current market price.

WARRANTS

A warrant is a corporate-issued option that entitles the holder to buy a proportionate amount of common stock at a specified price. Warrants are freely transferable and can be traded on the major exchanges.

     RISKS: Warrants retain their value only so long as the stock retains its value. Typically, when the value of the stock drops, the value of the warrant drops.

WHEN ISSUED AND FORWARD COMMITMENTS

The purchase of a when issued or forward commitment security will be recorded on the date a Portfolio enters into the commitment. The value of the security will be reflected in the calculation of the Portfolio's net asset value. The value of the security on delivery date may be more or less than its purchase price.
Generally, no interest accrues to a Portfolio until settlement. Each Portfolio will maintain a segregated custodial account containing cash, U.S. government securities or other liquid and unencumbered securities having a value at least equal to the aggregate amount of a Portfolio's when issued and forward commitments transactions.

     RISKS: The value of the security on the date of delivery may be less than its purchase price.

ZERO COUPON SECURITIES

Zero coupon securities are typically sold at a deep discount from their face value. Such securities make no periodic interest payments, however, the buyer receives a rate of return by the gradual appreciation of the security, until it is redeemed at face value on a specified maturity date.

     RISKS: Zero coupon securities do not pay interest until maturity and tend to be

                                       40

     subject to greater interim market value fluctuations in response to interest rate changes rather than interest paying securities of similar maturities. Credit risk is generally greater for these investments that are required to pay interest only at maturity rather than at intervals during the life of the investment.

                               PORTFOLIO TURNOVER

Portfolio turnover rates are believed to be higher than the turnover experienced by most fixed income funds, due to the Investment Adviser's active management of duration. This could, in turn, lead to higher turnover costs. High Portfolio turnover may involve greater brokerage commissions and transactions costs which will be paid by a Portfolio. In addition, high turnover rates may result in increased short-term capital gains.

                        SUPPLEMENTAL INVESTMENT POLICIES

ALL PORTFOLIOS

Each Portfolio may invest more than 5% of its net assets in futures margins and/or premiums on options only if it is being used for bona fide hedging purposes.

U.S. TREASURY PORTFOLIO

The Portfolio may invest up to 5% of its net assets in high quality (rating of
AA by S&P, Aa by Moody's or a comparable rating, or higher from a nationally recognized statistical rating organization) fixed income securities.

U.S. CORPORATE PORTFOLIO

The Portfolio may invest up to 20% of its net assets in non-dollar-denominated corporate debt obligations of foreign issuers, or other U.S. dollar-denominated non-corporate debt obligations.

BROAD MARKET PORTFOLIO

The Portfolio has limited exposure to non-U.S. dollar denominated securities.

                                       41

                              SHAREHOLDER INQUIRIES

This Prospectus contains a concise statement of information investors should know before they invest in a Portfolio. Please retain this Prospectus for future reference. Additional information about a Portfolio's investments will be available in the Fund's Annual and Semi-Annual reports to shareholders, as well as the Statement of Additional Information (SAI) dated April 30, 2005 (as amended from time to time). The SAI provides more detailed information about the
Portfolios, including their operations and investment policies. A current SAI is on file with the Commission and is incorporated by reference and is legally considered a part of this Prospectus.

A Portfolio's SAI, Annual and Semi-Annual reports are available, without charge, upon request by contacting the Transfer Agent at (800) 247-0473. You may also request other information about a Portfolio and make inquiries by contacting
(800) 247-0473.

A copy of the SAI of the Portfolios, as well as additional information about the
Portfolios, can be obtained free of charge on the Internet at:
http://www.fftw.com/. Copies of the Annual and Semi-Annual Reports of the
Portfolios are not available at this website as prospective shareholders may request copies of these Reports from the Transfer Agent and existing investors are mailed these Reports when they become available.

Information about a Portfolio (including the SAI) can be reviewed and copied at the Commission's Public Reference Room in Washington D.C. Information on the
operation of the public reference room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Portfolios are available on the Commission's Internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, Washington D.C. 20549-0102 or by
electronic request at the following e-mail address: publicinfo@sec.gov.

DISTRIBUTED BY:
Quasar Distributors, LLC

Fund's Investment Company Act filing number: 811-5796

                                       42

--------------------------------------------------------------------------------

                                FFTW FUNDS, INC.

================================================================================
================================================================================

================================================================================

                                   PROSPECTUS

================================================================================

                                 INVESTOR CLASS

                                 APRIL 30, 2005

                     o   MORTGAGE LIBOR PORTFOLIO

                     o   ASSET-BACKED PORTFOLIO

                     o   HIGH YIELD PORTFOLIO

                     o   ENHANCED EQUITY MARKETS PORTFOLIO

                     o   U.S. TREASURY PORTFOLIO

                     o   U.S. CORPORATE PORTFOLIO

                     o   BROAD MARKET PORTFOLIO

                     o   INTERNATIONAL CORPORATE PORTFOLIO

                     o   GLOBAL HIGH YIELD PORTFOLIO

PURSUANT TO AN EXEMPTION FROM THE COMMODITY FUTURES TRADING COMMISSION (THE
"CFTC") IN CONNECTION WITH THE ENHANCED EQUITY MARKETS PORTFOLIO WHOSE
PARTICIPANTS ARE LIMITED TO QUALIFIED ELIGIBLE PARTICIPANTS, THIS PROSPECTUS IS
NOT REQUIRED TO BE, AND HAS NOT BEEN FILED WITH THE CFTC. THE CFTC DOES NOT PASS
UPON THE MERITS OF PARTICIPATION IN A FUND OR PORTFOLIO OR UPON THE ADEQUACY OR
ACCURACY OF A PROSPECTUS. CONSEQUENTLY, THE CFTC HAS NOT REVIEWED OR APPROVED
THIS PROSPECTUS FOR THE ENHANCED EQUITY MARKETS PORTFOLIO.

THE SECURITIES AND EXCHANGE COMMISSION (THE "COMMISSION") HAS NOT APPROVED ANY
PORTFOLIO'S SHARES AS AN INVESTMENT OR DETERMINED WHETHER THIS PROSPECTUS IS
ACCURATE OR COMPLETE. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.

Each Portfolio offers two separate classes of shares: Advisor Shares and
Investor Shares. This Prospectus offers each Portfolio's Investor Shares. A separate Prospectus offers each Portfolio's Advisor Shares. Each Portfolio's separate share classes have different expenses; as a result, their investment performance will differ.

                                       1

                                    CONTENTS

                                                                           PAGE
                                                                           ----

Risk/Return Summary                                                          3
   Investment Objectives, Principal Investment Strategies and Investments    3
       Mortgage LIBOR Portfolio                                              3
       Asset-Backed Portfolio                                                5
       High Yield Portfolio                                                  6
       Enhanced Equity Markets Portfolio                                     7
       U.S. Treasury Portfolio                                               8
       U.S. Corporate Portfolio                                              9
       Broad Market Portfolio                                               10
       International Corporate Portfolio                                    11
       Global High Yield Portfolio                                          12
Principal Investment Risks                                                  13
Performance Information                                                     16
Fee Table                                                                   16
Expenses Table Example                                                      17
Fund Management                                                             17
Shareholder Information                                                     20
Investment Information                                                      30
Portfolio Turnover                                                          47
 Supplemental Investment Policies                                           47
Shareholder Inquiries                                                       48
                                                                    Back Cover

                                       2

                               RISK/RETURN SUMMARY

The following is a summary of key information about the Portfolios, including investment objectives, principal investment strategies and principal investment risks. A more detailed description of a Portfolios' investment strategies, investments and their associated risks will follow this summary.

                        INVESTMENT OBJECTIVES, PRINCIPAL
                      INVESTMENT STRATEGIES AND INVESTMENTS

====================================================================================================================================

                                                       MORTGAGE LIBOR PORTFOLIO

------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT OBJECTIVE:               To obtain a high level of total return as may be consistent with the preservation of capital.

----------------------------------  ------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES:    The Portfolio will invest primarily in high quality mortgage-backed and mortgage related securities (rating of AA by S&P, Aa by Moody's or a comparable rating, or higher from a nationally recognized statistical rating organization). The Portfolio actively utilizes hedging techniques to seek to outperform a cash Portfolio. At least 80% of a Portfolio's net assets (including borrowings for investment purposes) must be invested in mortgage-backed securities of U.S. and foreign issuers with the goal to outperform the London InterBank
                                    Offered Rate ("LIBOR"). The performance objective of the Portfolio is to outperform an index which the portfolio manager believes is an appropriate benchmark for the Portfolio. The current index used by the portfolio manager for the Portfolio is the JP Morgan 3-Month
                                    Eurodeposit Index. The Index is not available for investment and, unlike the Portfolio, does not incur expenses.

----------------------------------  ------------------------------------------------------------------------------------------------
MINIMUM QUALITY RATING:
                                                                                                 Fitch IBCA,
                                                                     S&P           Moody's      Duff & Phelps         AVERAGE
                                      S&P:        Moody's:       (ShortTerm):   (Short Term):    ("Fitch's):    PORTFOLIO QUALITY:
                                      ----        --------        -----------   -------------   -------------   ------------------
                                      BBB-          Baa3             A-2             P-2            BBB-              AA(Aa)

----------------------------------  ------------------------------------------------------------------------------------------------
DURATION:                           The Portfolio's average U.S. dollar-weighted duration will not exceed plus or minus one year around the average duration of the JP Morgan 3-Month Eurodeposit Index.

                                                                3

------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT POLICIES:                For temporary defensive purposes, up to 100% of the Portfolio's total assets may be invested in U.S. government securities, cash or cash equivalent securities. These defensive strategies may prevent the Portfolio from achieving its investment objective. The Portfolio is
                                    "non-diversified" under the Investment Company Act of 1940, as amended, meaning that it may invest in a limited number of issuers (the "1940 Act").

----------------------------------  ------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS:              o   Asset-Backed Securities
                                    o   Mortgage-Backed Securities
                                    o   Stripped Instruments
                                    o   U.S. Government and Agency Securities

====================================================================================================================================

                                                                4

====================================================================================================================================

                                                      ASSET-BACKED PORTFOLIO

------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT OBJECTIVE:               To attain a high level of total return as may be consistent with the preservation of capital.

----------------------------------  ------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES:    The Portfolio will invest primarily in high quality asset-backed securities (rating of AA by
                                    S&P, Aa by Moody's or a comparable rating, or higher from a nationally recognized statistical rating organization), allowing exposure to other sectors of the debt market opportunistically. The performance objective of the Portfolio is to outperform an index which the portfolio manager believes is an appropriate benchmark for the Portfolio. The current index used by the portfolio manager for the Portfolio is the Lehman Brothers Asset-Backed
                                    Securities Index. The Index is not available for investment and, unlike the Portfolio, does not incur expenses.
----------------------------------  ------------------------------------------------------------------------------------------------
MINIMUM QUALITY RATING:
                                                                      S&P          Moody's                           AVERAGE
                                       S&P:       Moody's:       (ShortTerm):   (Short Term):      Fitch's:     PORTFOLIO QUALITY:
                                       ----       --------       ------------    ------------      --------     ------------------
                                       BBB-         Baa3              A-2            P-2             BBB-            AA (AA)

----------------------------------  ------------------------------------------------------------------------------------------------
DURATION:                           The Portfolio's  average U.S.  dollar-weighted  duration generally will not exceed plus or minus one year plus or minus the  average  duration  of the Lehman  Brothers  Asset-Backed  Securities
                                    Index.

----------------------------------  ------------------------------------------------------------------------------------------------
INVESTMENT POLICIES:                Under normal  circumstances,  at least 80% of the Portfolio's net assets  (including  borrowings for  investment  purposes) must be invested in  asset-backed  securities of the U.S. and foreign issuers.  For  temporary  defensive  purposes,  the Portfolio may invest up to up to 100% of its total assets in U.S. government securities, cash or cash equivalent securities.  These defensive strategies may prevent the Portfolio from achieving its investment  objective.  The Portfolio is
                                    "non-diversified" under the 1940 Act, meaning that it may invest in a limited number of issuers.

----------------------------------  ------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS:              o   Asset-Backed Securities
                                    o   Mortgage-Backed Securities
                                    o   Repurchase and Reverse Repurchase Agreements
                                    o   Stripped Instruments
                                    o   Total Return Swaps
                                    o   U.S. Government and Agency Securities

==================================  ================================================================================================

                                                                5

====================================================================================================================================

                                                          HIGH YIELD PORTFOLIO

------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT OBJECTIVE:               To attain a high level of total return as may be consistent with the preservation of capital.

----------------------------------  ------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES:    The Portfolio will invest primarily in high yield debt securities. High Yield bonds (also referred to as "junk bonds") have a rating of BB or lower and pay a higher yield to compensate for their greater risk. The performance objective of the Portfolio is to outperform an index which the portfolio manager believes is an appropriate benchmark for the
                                    Portfolio. The current index used by the portfolio manager for the Portfolio is the Salomon
                                    Smith Barney All BB and B Rated Issues Index. The Index is not available for investment and, unlike the Portfolio, does not incur expenses.

----------------------------------  ------------------------------------------------------------------------------------------------
MINIMUM QUALITY RATING:
                                                                      S&P            Moody's                       AVERAGE
                                      S&P:        Moody's:       (Short Term):    (Short Term):   Fitch's:    PORTFOLIO QUALITY:
                                      ----        --------       -------------    -------------   --------    -----------------
                                      CCC-          Caa3               C               P-3          CCC-              B

----------------------------------  ------------------------------------------------------------------------------------------------
DURATION:                           The Portfolio's average U.S. dollar-weighted duration generally will not exceed one year around the average duration of the Salomon Smith Barney All BB and B Rated Issues Index.

----------------------------------  ------------------------------------------------------------------------------------------------
INVESTMENT POLICIES:                Under normal circumstances, at least 80% of the Portfolio's net assets (including borrowings for investment purposes) must be invested in high yield securities of U.S. and foreign issuers. For temporary defensive purposes, the Portfolio may invest up to 100% of its total assets in U.S. government securities, cash or cash equivalent securities. These defensive strategies may prevent the Portfolio from achieving its investment objective. The Portfolio is "non-diversified" under the 1940 Act, meaning that it may invest in a limited number of issuers.

----------------------------------  ------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS:              o   Brady Bonds
                                    o   Convertible Securities
                                    o   Corporate Debt Instruments
                                    o   Foreign Debt Instruments
                                    o   Stripped Instruments
                                    o   Zero Coupon Securities

====================================================================================================================================

                                                                6

====================================================================================================================================

                                                    ENHANCED EQUITY MARKETS PORTFOLIO

------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT OBJECTIVE:               To attain a high level of total return that exceeds the S&P 500 Index TM.

----------------------------------  ------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES:    The Portfolio will invest primarily in high quality short duration fixed income securities and S&P 500 Index(TM) futures contracts (rating of AA by S&P, Aa by Moody's or a comparable rating, or higher from a nationally recognized statistical rating organization). Where possible, these securities will provide equity-like returns. The performance objective of the
                                    Portfolio is to outperform an index which the portfolio manager believes is an appropriate benchmark for the. The current index used by the portfolio manager for the Portfolio is the
                                    S&P 500 Index.(TM) The Index is not available for investment and, unlike the Portfolio, does not incur expenses.

----------------------------------  ------------------------------------------------------------------------------------------------
MINIMUM QUALITY RATING:
                                                                   S&P              Moody's                           AVERAGE
                                        S&P:      Moody's:    (Short- Term):     (Short-Term):      Fitch's:     PORTFOLIO QUALITY:
                                        ----      --------    --------------     -------------      -------      ------------------
                                        BBB-        Baa3              A-2             P-2             BBB-             AA (AA)

----------------------------------  ------------------------------------------------------------------------------------------------
DURATION:                           The Portfolio's average U.S. dollar-weighted duration generally will not exceed three years.

----------------------------------  ------------------------------------------------------------------------------------------------
INVESTMENT POLICIES:                Under normal circumstances, the Portfolio will maintain 100% exposure to the S&P 500 Index.TM
                                    Up to 5% of the Portfolio's total assets may be invested in maintenance margin at any given time; the remaining 95% the Portfolio's net assets (including borrowings for investment purposes) will be invested in short term instruments. For temporary defensive purposes, up to
                                    100% of the Portfolio's total assets may be invested in U.S. government securities, cash or cash equivalent securities. These defensive strategies may prevent the Portfolio from achieving its investment objective. The Portfolio is "non-diversified" under the 1940 Act, meaning that it may invest in a limited number of issuers.

----------------------------------  ------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS:             o        Asset-Back Securities
                                   o        Bank Obligations
                                   o        Corporate Debt Instruments
                                   o        Mortgage-Backed Securities
                                   o        U.S. Government and Agency Securities
                                   o        S&P 500 IndexTM Futures Contracts

====================================================================================================================================

                                                                7

====================================================================================================================================

                                                       U.S. TREASURY PORTFOLIO

------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT OBJECTIVE:               To attain a high level of total return as may be consistent with the preservation of capital and to avoid credit quality risk.

----------------------------------  ------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES:    The Portfolio will invest primarily in U.S. Treasuries. The performance objective of the
                                    Portfolio is to outperform an index which the portfolio manager believes is an appropriate benchmark for the Portfolio. The current index used by the portfolio manager for the
                                    Portfolio is the Lehman Brothers government Securities Index. The Index is not available for investment and, unlike the Portfolio, does not incur expenses.

----------------------------------  ------------------------------------------------------------------------------------------------
MINIMUM QUALITY RATING:
                                                                  S&P               Moody's                          AVERAGE
                                    S&P:       Moody's:      (Short-Term):      (Short- Term):     Fitch's:    PORTFOLIO QUALITY:
                                    ----       --------      -------------      --------------     --------    ------------------
                                    AA-           Aa3            A-1                 P-1              AA-           AAA(AAA)

----------------------------------  ------------------------------------------------------------------------------------------------
DURATION:                           The Portfolio's average U.S. dollar-weighted duration generally will not exceed plus or minus one year around the average duration of the Lehman Brothers Government Securities Index.

----------------------------------  ------------------------------------------------------------------------------------------------
INVESTMENT POLICIES:                Under normal circumstances, at least 95% of the Portfolio's net assets (including borrowings for investment purposes) must be invested in U.S. dollar denominated obligations issued by the U.S. Treasury and repurchase agreements collateralized by such obligations. The Portfolio is "non-diversified" under the 1940 Act, meaning that it may invest in a limited number of issuers.

----------------------------------  ------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS:              o   U.S. Government and Agency Securities

====================================================================================================================================

                                                                8

====================================================================================================================================

                                                   U.S. CORPORATE PORTFOLIO

------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT OBJECTIVE:               To attain a high level of total return as may be consistent with the preservation of capital.

----------------------------------  ------------------------------------------------------------------------------------------------
PORTFOLIO DESCRIPTION:              The Portfolio  will invest  primarily in high quality U.S.  corporate  obligations,  with limited exposure to other debt securities  (rating of AA by S&P, Aa by Moody's or a comparable rating, or higher from a nationally recognized  statistical rating organization).  The performance objective of  the  Portfolio  is to  outperform  an  index  which  the  portfolio  manager  believes  is an appropriate benchmark for the Portfolio.  The current index used by the portfolio manager for the
                                    Portfolio is the Salomon  Smith  Barney  Corporate  Bond Index.  The Index is not  available  for investment and, unlike the Portfolio, does not incur expenses.

----------------------------------  ------------------------------------------------------------------------------------------------
MINIMUM QUALITY RATING:
                                                                   S&P              Moody's                          AVERAGE
                                    S&P:        Moody's:      (Short-Term):     (Short- Term):     Fitch's:     PORTFOLIO QUALITY:
                                    ----        --------      -------------     --------------     --------     ------------------
                                    BBB-          Baa3             A-2                P-2            BBB-            AA (AA)

----------------------------------  ------------------------------------------------------------------------------------------------
DURATION:                           The Portfolio's average U.S. dollar-weighted duration generally will not exceed plus or minus one year around the average duration of the Salomon Smith Barney Corporate Bond Index.

----------------------------------  ------------------------------------------------------------------------------------------------
INVESTMENT POLICIES:                Under normal circumstances, the Portfolio must invest at least 80% of its net assets
                                    (including borrowings for investment purposes) in U.S. dollar-denominated corporate debt obligations of U.S. issuers. For temporary defensive purposes, the Portfolio may invest up to
                                    100% of its total assets in U.S. government securities, cash or cash equivalent securities.
                                    These defensive strategies may prevent the Portfolio from achieving its investment objective.
                                    The Portfolio is "non-diversified" under the 1940 Act, meaning that it may invest in a limited number of issuers.

----------------------------------  ------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS:              o   Asset-Backed Securities
                                    o   Bank Obligations
                                    o   Corporate Debt Instruments
                                    o   Mortgage-Backed Securities
                                    o   U.S. Government and Agency Securities

====================================================================================================================================

                                                                9

====================================================================================================================================

                                                        BROAD MARKET PORTFOLIO

------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT OBJECTIVE:               To attain a high level of total return as may be consistent with the preservation of capital.

----------------------------------  ------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES:    The Portfolio will invest primarily in high quality fixed income securities reflective of the broad spectrum of the U.S. bond market as well as an opportunistic allocation to non-U.S.
                                    sovereign markets (rating of AA by S&P, Aa by Moody's or a comparable rating, or higher from a nationally recognized statistical rating organization). The performance objective of the
                                    Portfolio is to outperform an index which the portfolio manager believes is an appropriate benchmark for the Portfolio. The current index used by the portfolio manager for the
                                    Portfolio is the Lehman Brothers Aggregate Bond Index. The Index is not available for investment and, unlike the Portfolio, does not incur expenses.

----------------------------------  ------------------------------------------------------------------------------------------------
MINIMUM QUALITY RATING:
                                                                    S&P              Moody's                           AVERAGE
                                     S&P:       Moody's:       (Short-Term):      (Short-Term):      Fitch's:    PORTFOLIO QUALITY:
                                     ----       --------       -------------      -------------      --------    ------------------
                                     BBB-         Baa3              A-2                P-2             BBB-            AA (AA)

----------------------------------  ------------------------------------------------------------------------------------------------
DURATION:                           The Portfolio's  average U.S.  dollar-weighted  duration  generally will not exceed plus or minus one year around the average duration of the Lehman Brothers  Aggregate Bond Index.

----------------------------------  ------------------------------------------------------------------------------------------------
INVESTMENT POLICIES:                The  Portfolio  will  invest at least 65% of its total  assets in fixed  income  securities.  The allocation  among  markets  will  vary  based  upon  the  issuance  of  new  securities  and  the retirement of outstanding  securities and  instruments.  For temporary  defensive  purposes,  the
                                    Portfolio may invest up to 100% of its assets in short-term U.S. government  securities,  cash or cash equivalent  securities.  These defensive strategies may prevent the Portfolio from achieving its  investment  objective.  The  Investment  Adviser will manage the Broad  Market  Portfolio to approximate broad market allocations by purchasing and selling representative  securities in each market,  but the Portfolio  cannot  guarantee  that it will match such broad market  allocations.
                                    The current market allocation is comprised of approximately 20% in corporate  securities,  50% in
                                    U.S. government  securities and 30% in mortgage and asset-backed  securities.  The Portfolio will limit its  investment  in  foreign  instruments  to 35% of its total  assets.  The  Portfolio  is
                                    "non-diversified" under the 1940 Act, meaning that it may invest in a limited number of issuers.

----------------------------------  ------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS:              o   Asset-Backed Securities
                                    o   Bank Obligations
                                    o   Corporate Debt Instruments
                                    o   Mortgage-Backed Securities
                                    o   U.S. Government and Agency Securities

====================================================================================================================================

                                                               10

====================================================================================================================================

                                                   INTERNATIONAL CORPORATE PORTFOLIO

------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT OBJECTIVE:               To attain a high level of total return as may be consistent with the preservation of capital.

----------------------------------  ------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT STRATEGIES:    The Portfolio will invest primarily in investment grade corporate debt from worldwide bond markets. The performance objective of the Portfolio is to outperform an index which the portfolio manager believes is an appropriate benchmark for the Portfolio. The current index used by the portfolio manager for the Portfolio is the Lehman Brothers Euro Corporate Bond
                                    Index. The Index is not available for investment and, unlike the Portfolio, does not incur expenses.

----------------------------------  ------------------------------------------------------------------------------------------------
MINIMUM QUALITY RATING:
                                                                    S&P             Moody's                          AVERAGE
                                      S&P:       Moody's:      (Short-Term):     (Short- Term):     Fitch's:    PORTFOLIO QUALITY:
                                      ----       --------      -------------     --------------     -------     ------------------
                                      BBB-         Baa3             A-2                P-             BBB-           AA (AA)

----------------------------------  ------------------------------------------------------------------------------------------------
DURATION:                           The Portfolio's average U.S. dollar-weighted duration generally will not exceed one year plus or minus the average duration of the Lehman Brothers Euro Corporate Bond Index.

----------------------------------  ------------------------------------------------------------------------------------------------
INVESTMENT POLICIES:                Under normal circumstances, at least 80% of the Portfolio's net assets will be invested in corporate debt securities from jurisdictions outside the U.S. (including borrowings for investment purposes). The Portfolio will maintain investments in corporate debt securities of issuers from at least three different countries. The Portfolio may invest up to 20% of its net assets in U.S. Corporate debt securities. For temporary defensive purposes, up to 100% of the Portfolio's total assets may be invested in U.S. government securities, cash, or cash equivalent securities. These defensive strategies may prevent the Portfolio from achieving its investment objective. These defensive strategies may prevent the Portfolio from achieving its investment objective. The Portfolio is "non-diversified" under the 1940 Act, meaning that it may invest in a limited number of issuers.

----------------------------------  ------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS:              o   Corporate Debt Instruments
                                    o   Foreign Debt Instruments

====================================================================================================================================

                                                               11

====================================================================================================================================

                                                  GLOBAL HIGH YIELD PORTFOLIO

------------------------------------------------------------------------------------------------------------------------------------

  INVESTMENT OBJECTIVE:             To attain a high level of total return as may be consistent with the preservation of capital.

----------------------------------  ------------------------------------------------------------------------------------------------
  PRINCIPAL INVESTMENT STRATEGIES:  The Portfolio will invest primarily in high yield debt securities. High yield bonds (also referred to as "junk bonds") have a rating of BB or lower and pay a higher yield to compensate for their greater risk. The performance objective of the Portfolio is to outperform an index which the portfolio manager believes is an appropriate benchmark for the
                                    Portfolio. The current index used by the portfolio manager for the Portfolio is the Salomon
                                    Smith Barney All BB and B Rated Issues Index. The Index is not available for investment and, unlike the Portfolio, does not incur expenses.

----------------------------------  ------------------------------------------------------------------------------------------------
  MINIMUM QUALITY  RATING:
                                                                     S&P            Moody's                           AVERAGE
                                     S&P:        Moody's:       (Short-Term):    (Short-Term):     Fitch's:     PORTFOLIO QUALITY:
                                     ----        --------       -------------    -------------     --------     ------------------
                                     CCC-          Caa3               C               P-3            CCC-                B

----------------------------------  ------------------------------------------------------------------------------------------------
  DURATION:                            The Portfolio's  average U.S.  dollar-weighted  duration  generally will not exceed one year, plus or minus the  average  duration of the Salomon  Smith  Barney All BB and B Rated  Issues
                                       Index.

----------------------------------  ------------------------------------------------------------------------------------------------
  INVESTMENT POLICIES:                 Under normal circumstances,  at least 80% of the Portfolio's net assets (including borrowings for investment  purposes) must be invested in high yield debt  securities from worldwide bond markets including  emerging market debt securities.  The Portfolio will maintain  investments in debt securities of issuers from at least three different  countries  including the U.S. At least  35% of the  Portfolio's  total  assets  will  be  invested  in  debt  securities  from jurisdictions  outside  the  U.S.  For  temporary  defensive  purposes,  up to  100%  of  the
                                       Portfolio's  total  assets  may be  invested  in  U.S.  government  securities,  cash or cash equivalent  securities.  These defensive  strategies may prevent the Portfolio from achieving its investment  objective.  The Portfolio is  "non-diversified"  under the 1940 Act,  meaning that it may invest in a limited number of issuers.

----------------------------------  ------------------------------------------------------------------------------------------------
  PRINCIPAL INVESTMENTS:            o   Corporate Debt Instruments
                                    o   Brady Bonds
                                    o   Foreign Debt Instruments
                                    o   Indexed Notes, Currency Exchange-Related Securities and Similar Securities

====================================================================================================================================

                                                               12

                           PRINCIPAL INVESTMENT RISKS

"Risk" is the chance that you may lose money on an investment or that you will not earn as much as you expect. The greater the risk, the greater the possibility of losing money.

 All of the Portfolios are affected by changes in the economy, or in securities and other markets.

The possibility also exists that investment decisions of Portfolio Managers will not accomplish what they are designed to achieve. Changes to an index by which the Portfolio's performance is measured may be made by the Adviser at any time, subject to review by the Fund's Board of Directors. No assurance can be given that a Portfolio's investment objective will be achieved.

Fischer Francis Trees & Watts, Inc. (the "Investment Adviser") may change the index against which a Portfolio's performance is measured at any time, subject to review by the Fund's Board of Directors.

The Portfolios may invest in securities issued by the U.S. government, it agencies or sponsored enterprises. Some of these securities are backed by the full faith and credit of the United States, while others are subject to varying degrees of risk. Although U.S. government securities are generally considered to be among the safest type of investment in terms of credit risk, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies, authorities and instrumentalities or sponsored enterprises, such as the Government National Mortgage Association
("GNMA"), are backed by the full faith and credit of the U.S. Treasury, while others, such as Federal National Mortgage Association ("FNMA"), Federal Home
Loan Mortgage Corporation ("Freddie Mac")and Federal Home Loan Banks ("FHLBs"),
are backed solely by the ability of the entity to borrow from the U.S. Treasury or by the entity's own resources. No assurance can be given that the U.S.
government would provide financial support to U.S. government agencies, authorities, instrumentalities, or sponsored enterprises if it is not obliged to do so by law. Investments in the U.S. Treasury and U.S. Corporate Portfolios are
neither guaranteed nor insured by the United States government.

The high Portfolio turnover of each Portfolio may result in greater transaction costs, and may increase the amount of taxes payable by a shareholder.

Investments in the Portfolios are subject to certain of the following risks. The risks associated with each Portfolio depend on its investment strategy and the types of securities it holds. The specific risks affecting each Portfolio are indicated as follows:

                                       13

-----------------------------------------------------------------------------------------------------------------------------------
                          Mortgage   Asset-   High       Enhanced        U.S.       U.S.        Broad     International  Global
Risks:                    LIBOR      Backed   Yield      Equity Markets  Treasury   Corporate   Market    Corporate      High Yield
------------------------- ---------- -------- ---------- --------------- ---------- ----------- --------- -------------- ----------

Banking industry risk                   X                                                          X
------------------------- ---------- -------- ---------- --------------- ---------- ----------- --------- -------------- ---------
Correlation risk              X         X         X             X            X           X         X             X           X
------------------------- ---------- -------- ---------- --------------- ---------- ----------- --------- -------------- ---------
Credit risk                   X         X         X             X                        X         X             X           X
------------------------- ---------- -------- ---------- --------------- ---------- ----------- --------- -------------- ---------
Currency risk                 X                                                                    X             X           X
------------------------- ---------- -------- ---------- --------------- ---------- ----------- --------- -------------- ---------
Foreign risk                                      X                                                X             X           X
------------------------- ---------- -------- ---------- --------------- ---------- ----------- --------- -------------- ---------
Derivative  risk                                                X                                  X             X           X
------------------------- ---------- -------- ---------- --------------- ---------- ----------- --------- -------------- ---------
Hedging risk                  X                                                                    X             X
------------------------- ---------- -------- ---------- --------------- ---------- ----------- --------- -------------- ---------
Interest rate risk            X         X         X             X            X           X         X             X           X
------------------------- ---------- -------- ---------- --------------- ---------- ----------- --------- -------------- ---------
Leverage risk                 X         X                       X                                  X             X
------------------------- ---------- -------- ---------- --------------- ---------- ----------- --------- -------------- ---------
Liquidity risk                X         X         X             X                        X         X             X           X
------------------------- ---------- -------- ---------- --------------- ---------- ----------- --------- -------------- ---------
Market risk                   X         X         X             X            X           X         X             X           X
------------------------- ---------- -------- ---------- --------------- ---------- ----------- --------- -------------- ---------
Non-diversification risk      X         X         X             X            X           X         X             X           X
------------------------- ---------- -------- ---------- --------------- ---------- ----------- --------- -------------- ---------
Prepayment risk               X         X         X             X                        X         X
----------------------------------------------------------------------------------------------------------------------------------

BANKING INDUSTRY RISK:              Investing in bank obligations will expose
                                    the Portfolio to risks associated with the
                                    banking industry such as interest rate and
                                    credit risks.

CORRELATION RISK:                   The use of derivatives exposes the Portfolio
                                    to correlation risk. Derivatives are
                                    financial instruments whose value depends
                                    upon, or is derived from, the value of
                                    something else, such as one or more
                                    underlying securities, indexes or
                                    currencies. The prices of a particular
                                    derivative instrument may not move in the
                                    same way as the underlying security or, in
                                    the case of a hedging transaction, of the
                                    securities which are the subject of a hedge.

CREDIT RISK:                        Debt securities are subject to credit risk.
                                    Credit risk is the possibility that an
                                    issuer will fail to make timely payments of
                                    interest or principal, or go bankrupt. The
                                    lower the ratings of such debt securities,
                                    the greater their risks. In addition, lower
                                    rated securities have higher risk
                                    characteristics and changes in economic
                                    conditions are more likely to cause issuers
                                    of these securities to be unable to make
                                    payments and thus default.

CURRENCY RISK:                      Fluctuations in exchange rates between the
                                    U.S. dollar and foreign currencies may
                                    negatively affect an investment. When
                                    synthetic and cross-hedges are used, the net
                                    exposure of the Portfolio to any one
                                    currency may be different from that of its
                                    total assets denominated in such currency.

DERIVATIVE RISK:                    Derivatives are subject to the risk of
                                    changes in the market price of the security,
                                    credit risk with respect to the counterparty
                                    to the derivative instrument, and the risk
                                    of loss due to changes in interest rates.
                                    The use of certain derivatives, including
                                    futures contracts, may also have a
                                    leveraging effect, which may increase the
                                    volatility of the Portfolio. The use of
                                    derivatives may reduce returns for the
                                    Portfolio.

                                       14

FOREIGN RISK:                       Investing in foreign securities will expose
                                    the Portfolio to risks such as political and
                                    economic instability, currency devaluation
                                    and high inflation rates, which may result
                                    in Portfolio losses and volatility.

HEDGING RISK:                       Hedging exposes the Portfolio to the risk
                                    that the hedge will lose value while the
                                    hedged investment increases in value.

INTEREST RATE                       Investing in fixed-rate debt securities will
                                    expose the Portfolio to the risk that the
                                    RISK: value of the Portfolio's investments
                                    will decline if interest rates rise.

LEVERAGE RISK:                      The use of derivatives exposes the Portfolio
                                    to the risk of leverage which may result in
                                    greater fluctuations in a Portfolio's net
                                    asset value than would have occurred had the
                                    Portfolio invested in the underlying
                                    security.

LIQUIDITY RISK:                     Certain securities may be difficult or
                                    impossible to sell at favorable prices
                                    within the desired time frame.

MARKET RISK:                        The market value of a security may increase
                                    or decrease over time. Such fluctuations can
                                    cause a security to be worth less than the
                                    price originally paid for it or less than it
                                    was worth at an earlier time. Market risk
                                    may affect a single issuer, entire industry
                                    or the market as a whole.

NON-DIVERSIFICATION RISK:           A non-diversified Portfolio may invest more
                                    of its assets in the securities of fewer
                                    companies than a diversified Portfolio. This
                                    vulnerability to factors affecting a single
                                    investment can result in greater Portfolio
                                    losses and volatility.

PREPAYMENT RISK:                    A Portfolio that invests in mortgage-backed
                                    and other asset-backed securities is exposed
                                    to the risk that such securities may repay
                                    principal either faster or slower than
                                    expected.

A description of the Fund's policies and procedures regarding the disclosure of the Fund's Portfolio securities is available in the Fund's Statement of
Additional Information(SAI).

                                       15

                             PERFORMANCE INFORMATION

All of the Portfolios have not commenced operations and therefore no performance information is presented for any Portfolio.

                                    FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of a Portfolio.

---------------------- ----------- --------- ------- ---------------- ---------- ------------ --------- -------------- -----------
Portfolio Name:        Mortgage    Asset-    High    Enhanced         U.S.       U.S.         Broad     International  Global
                       LIBOR       Backed    Yield   Equity Markets   Treasury   Corporate    Market    Corporate      High Yield
---------------------- ----------- --------- ------- ---------------- ---------- ------------ --------- -------------- -----------

Shareholder               None       None     None        None           None        None       None         None         None
Fees (Fees
Paid Directly from
Your Investment)
---------------------- ----------- --------- ------- ---------------- ---------- ------------ --------- -------------- -----------
Annual Fund
Operating Expenses
(Expenses that are
Deducted From Fund
Assets)
---------------------- ----------- --------- ------- ---------------- ---------- ------------ --------- -------------- -----------
Management Fees           0.30%      0.10%    0.40%       0.35%          0.30%       0.10%      0.30%        0.10%        0.50%
---------------------- ----------- --------- ------- ---------------- ---------- ------------ --------- -------------- -----------
Distribution Fees         None       None     None        None           None        None       None         None         None
(12b-1)
---------------------- ----------- --------- ------- ---------------- ---------- ------------ --------- -------------- -----------
Other Expenses*           [  ]       [  ]     [  ]        [  ]           [  ]        [  ]       [  ]         [  ]         [  ]
---------------------- ----------- --------- ------- ---------------- ---------- ------------ --------- -------------- -----------
Total Annual Fund         [  ]       [  ]     [  ]        [  ]           [  ]        [  ]       [  ]         [  ]         [  ]
Operating Expenses
---------------------- ----------- --------- ------- ---------------- ---------- ------------ --------- -------------- -----------

* The Portfolios had not commenced operations as of December 31, 2004. "Other
Expenses" have been estimated. Under an Administration Agreement dated February
1, 1995, as amended May 29, 1998 between the Fund and Investor Capital Services,
Inc., (the "Administrator"), the Administrator provides administrative services to the Fund for an administrative fee and an incentive fee. The incentive fee is paid to the Administrator in the event any Portfolio operates below its expense ratio. This incentive fee is capped at 0.02% of the Portfolio's average daily net assets.

                                       16

                             EXPENSES TABLE EXAMPLE

The following table is intended to help you compare the cost of investing in the
Portfolios with the cost of investing in other mutual funds.

These Portfolios have not commenced investment operations, therefore only fees for one and three years are represented.

The example assumes that you invest $10,000 in each Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment in each class has a 5%
return each year and that the Portfolio's operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

        ---------------------------- ---------------- -----------------
        PORTFOLIO NAME                    1 YEAR           3 YEARS
        ---------------------------- ---------------- -----------------
        Mortgage LIBOR                    $[   ]           $[   ]
        ---------------------------- ---------------- -----------------
        Asset-Backed                      $[   ]           $[   ]
        ---------------------------- ---------------- -----------------
        High Yield                        $[   ]           $[   ]
        ---------------------------- ---------------- -----------------
        Enhanced Equity Markets           $[   ]           $[   ]
        ---------------------------- ---------------- -----------------
        U.S. Treasury                     $[   ]           $[   ]
        ---------------------------- ---------------- -----------------
        U.S. Corporate                    $[   ]           $[   ]
        ---------------------------- ---------------- -----------------
        Broad Market                      $[   ]           $[   ]
        ---------------------------- ---------------- -----------------
        International Corporate           $[   ]           $[   ]
        ---------------------------- ---------------- -----------------
        Global High Yield                 $[   ]           $[   ]
        ---------------------------- ---------------- -----------------
        Inflation-Indexed                 $[   ]           $[   ]
        ---------------------------- ---------------- -----------------

                                 FUND MANAGEMENT

                               BOARD OF DIRECTORS

The Board of Directors of FFTW Funds, Inc. (the "Fund"), is responsible for the overall management and supervision of the Portfolios, each a series of the Fund.
The Fund's Directors are Stephen P. Casper, John C Head III, Lawrence B. Krause,
Saul H. Hymans, Onder John Olcay and Andrea Redmond. Additional information about the Directors and the Fund's executive officers may be found in the SAI under the heading "Management of the Fund."

                               INVESTMENT ADVISER

Subject to the direction and authority of the Fund's Board of Directors, Fischer
Francis Trees & Watts, Inc. ("FFTW" or the "Investment Adviser"), serves as
Investment Adviser to the Portfolios. The Investment Adviser conducts investment research and is responsible for the purchase, sale or exchange of the
Portfolios' assets. Organized in 1972, the Investment Adviser is registered with the Securities and Exchange Commission and is a New York corporation that, with its affiliated companies, managed approximately $[ ] billion in assets, as of
December 31, 2004, for numerous fixed-income Portfolios. The Investment Adviser, together with its affiliates, currently advises major institutional clients including banks, central banks, and pension funds. The Investment Adviser also serves as adviser or the sub-adviser to domestic and international pooled investment vehicles. The Investment Adviser's offices are located at 200 Park
Avenue, New York, New York 10166. The Investment Adviser is directly wholly-owned by Charter Atlantic Corporation, a New York corporation.

                                       17

                             INVESTMENT SUB-ADVISER

Fischer Francis Trees & Watts, a corporate partnership organized under the laws of the United Kingdom and an affiliate of the Investment Adviser, serves as
Sub-Adviser to the international Portfolios. Organized in 1989, the Sub-Adviser is a U.S.-registered investment adviser and manages approximately $[ ] billion in multi-currency fixed-income Portfolios for institutional clients, as of
December 31, 2004. The Sub-Adviser's offices are located at 2 Royal Exchange,
London, EC3V 3RA. The Sub-Adviser is directly and indirectly wholly-owned by
Charter Atlantic Corporation, a New York corporation.

                   ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL

A discussion of the basis for the Fund's Board of Directors' approval of the advisory and sub-advisory contracts for the Portfolios will be available in the
Funds' semi-annual report to shareholders for the period ended June 30, 2005.
That report will be available and will be mailed to shareholders at the end of
August 2005.

                               PORTFOLIO MANAGERS

FFTW uses a team approach for determining its broad investment strategy for interest rate risk, currency risk and sector allocation. The full Portfolio team comprised of the sector specialist teams--for Sovereign Bonds, Corporate Bonds,
Structured Products and Foreign Exchange--meets once a week to determine the firm's overall strategy for global bond and currency markets. The translation of the firm-wide investment strategy into a specific strategy for each Portfolio of the Fund in a manner that complies with the Portfolio's specific investment objectives and restrictions is the responsibility of a specific portfolio manager. The portfolio manager determines the broad risk parameters and overall sector and interest rate strategy for the Portfolio. The portfolio manager relies on the sector specialist teams to select the specific securities for the
Portfolio. The biographical information for the portfolio manager of the Fund is set forth below.

ADDITIONAL INFORMATION ABOUT EACH PORTFOLIO MANAGER, INCLUDING HOW EACH IS
COMPENSATED, OTHER ACCOUNTS EACH MANAGES AND EACH PORTFOLIO MANAGER'S OWNERSHIP
OF SECURITIES IS LOCATED IN THE SAI.

LIAQUAT AHAMED, MANAGING DIRECTOR. Mr. Ahamed is responsible for management of the Broad Market Portfolio. Mr. Ahamed joined FFTW in 1988 after nine years with the World Bank, where he was in charge of all investments in non-U.S. dollar government bond markets. Mr. Ahamed also served as an economist with senior government officials in the Philippines, Korea, and Bangladesh. He has a B.A. in
economics from Trinity College, Cambridge University and an A.M. in economics from Harvard University.

ADAN AKANT, MANAGING DIRECTOR. Mr. Akant is responsible for management of the
U.S. Treasury Portfolio. He joined FFTW in 1984 after six years with the World
Bank, where he served initially as a project financial analyst in Europe and the
Middle East area before joining the treasurer's staff as an investment officer.
Mr. Akant holds a Ph.D. in systems science, an M.S. in finance and international management, an Engineer's degree, and M.S. and B.S degrees in electrical engineering, all from the Massachusetts Institute of Technology. Mr. Akant is a
member of the New York Academy of Sciences, IEEE, and of the Sigma XI, Tau Beta
Pi, and Eta Kappa Nu honor societies.

                                       18

JOHN CAREY, CFA, PORTFOLIO MANAGER. Mr. Carey is responsible for management of the Mortgage LIBOR Portfolio. He joined FFTW in 1998 as a member of the Mortgage
Desk. His market responsibilities are focused on fixed rate Collateralized
Mortgage Obligations ("CMOs") and CMO derivatives. Mr. Carey was previously a
Limited Partner at Atlantic Portfolio Analytics and Management (APAM) where he traded mortgage backed securities and agency CMOs. Prior to joining APAM in
1996, Mr. Carey was a Senior Vice President in charge of Secondary Marketing for the Chase Manhattan Mortgage Corporation. Mr. Carey holds an MBA in Finance from
New York University and a BA in Mathematical Economics from Colgate University.
He holds the designation of Chartered Financial Analyst and is a member of the
New York Society of Security Analysts.

DAVID J. MARMON, MANAGING DIRECTOR. Mr. Marmon is responsible for management of the Enhanced Equity Markets, High-Yield, Global High Yield, International
Corporate, and U.S. Corporate Portfolios. He joined FFTW in 1990 from Yamaichi
International (America) where he headed futures and options research. Mr. Marmon was previously a financial analyst and strategist at the First Boston
Corporation, where he developed hedging programs for financial institutions and industrial firms. Mr. Marmon has a B.A. SUMMA CUM LAUDE in economics from Alma
College and an M.A. in economics from Duke University.

SCOTT C. SHEELER, PORTFOLIO MANAGER. Mr. Sheeler is responsible for management of the Asset-Backed Portfolio. He joined FFTW in 1996. Currently, he manages domestic asset-backed securities and is also responsible for short duration
Portfolios. Mr. Sheeler holds a B.S. in finance from Rochester Institute of
Technology.

                                       19

                             SHAREHOLDER INFORMATION

                                    PURCHASES

Portfolio Investor Class shares may be purchased only through financial intermediaries, such as broker-dealer firms, that enter into selling agreements with the Fund (or with the Fund's distributor, at management's discretion).The minimum initial required investment for purchasing Investor Class shares of the
Portfolio is $3,000; such minimum may be waived at the discretion of the Fund.
Subsequent investments may be of any amount. Shares purchased will begin accruing dividends on the day Federal funds are received.

Purchases of shares of the Portfolio may be made on any "Business Day," meaning
Monday through Friday, with the exception of the holidays declared by the
Federal Reserve Banks of New York or Boston. At the present time, these holidays are: New Year's Day, Dr. Martin Luther King's Birthday, Presidents' Day,
Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day,
Thanksgiving and Christmas.

The Portfolio is designed for long-term investments and, therefore, do not accommodate activities believed by the Portfolio to constitute "market timing"
or other trading strategies that entail rapid or frequent purchases, sales or exchanges which could disrupt orderly management of a Portfolio's investments
("disruptive trading").

Market timing and disruptive trading can harm the interests of the Portfolio and its long-term investors. A Portfolio that invests in foreign securities may be particularly susceptible to frequent trading strategies. This is because time zone difference among international stock markets can allow a shareholder engaging in a short-term strategy to exploit portfolio share prices that are based on closing prices of securities established some time before the portfolio calculates its own share price. The Board of Directors of the Fund has adopted policies and procedures with respect to frequent trading in Portfolio shares.
These policies and procedures are reasonably designed to monitor a Portfolio's trading activity and discourage disruptive trading and, in cases where disruptive trading activity is detected, to take action to stop such activity.

In order to ensure compliance with the Fund's procedures and to protect the interests of long-term investors, the Fund monitors trading in Portfolio shares by direct and beneficial shareholders. The Fund works with intermediaries that sell or facilitate distribution of Portfolio shares to identify abusive trading practices in omnibus accounts. The Fund reserves the right to take appropriate action as it deems necessary including, but not limited to, refusing to accept purchase orders in order to protect the interests of long-term shareholders.

Although the Fund takes certain steps, including the monitoring of subscription and redemption activity, to prevent abusive trading practices, there can be no guarantee that all such practices will be detected or prevented.

                                       20

                               WIRING INSTRUCTIONS

To:                    Investors Bank & Trust Company
                       200 Clarendon Street
                       Boston,  Massachusetts 02117

ABA Number:            011001438
Account Name:          Quasar Distributors, LLC - Fund Purchase Account
Account Number:        933333333
Reference:             (Indicate Portfolio name)

                                       21

                               TO PURCHASE SHARES

------------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO NAME       WHEN NET ASSET VALUE     WHEN & HOW SHARES           PROCEDURE FOR                 RESULT OF LATE NOTIFICATION
                     (NAV) IS DETERMINED      MAY BE PURCHASED            SAME DAY PURCHASES            OR DELAY IN RECEIPT OF FUNDS
-------------------- ------------------------ --------------------------- ----------------------------- ----------------------------

o  MORTGAGE          o  Last Business Day     o  Last Business Day        o  Purchasers must call       o  The Portfolio must
o  LIBOR                of each  week or on      Of  each week or on         Investors Bank at             receive notice before
o  ASSET- BACKED        any other Business       Any other Business          (800) 247-0473 prior to       4 p.m. (wire may
o  HIGH YIELD           Days approved by         Days approved by            12:00 p.m. ET to inform       be received after
o  GLOBAL HIGH          the Investment           The Investment Adviser.     the Portfolio of the          12:00 p.m. ET) for
     YIELD              Adviser.                                             incoming wire transfer        shares to be bought at
                                              o  Submitted orders must                                     that day's price.
                                                 Include a completed      o  Purchasers must indicate
                                                 Account application.        which account is to be     o  Shares will be bought at
                                                                             purchased.                    the next Business Day's
                                              o  Federal funds must be                                     price if the wire
                                                 Wired to Quasar's        o  If Federal funds are          is received after
                                                 "Fund Purchase Account"     received by the Portfolio     12:00 p.m. ET and no
                                                 at Investors Bank &         that day, the order will      notice is given.
                                                 Trust Company               be effective that day.
                                                 ("Investors Bank" or        Price of shares is based
                                                 the "Transfer Agent").      on the next calculation
                                                                             of NAV after the order
                                                                             is placed.
-------------------- ------------------------ --------------------------- ----------------------------- ---------------------------
o  ENHANCED EQUITY   o  All Business Days     o  Any Business Day         o  Purchasers must call       o  The Portfolio must
     MARKETS                                                                 Investors Bank at             receive notice before
o  U.S. TREASURY                              o  Submitted orders            (800) 247-0473 prior to       12:00 p.m. (wire may be
o  U.S. CORPORATE                                Must include                12:00 p.m. ET to inform       received after
o  BROAD MARKET                                  A completed account         the Portfolio of the          4:00 p.m. ET) for
o  INTERNATIONAL                                 Application.                incoming wire transfer.       shares to be bought at
o  CORPORATE                                                                                               that day's price.
                                              o  Federal funds must be    o  Purchasers must indicate
                                                 Wired to Quasar's           which Portfolio is to      o  Shares will be bought
                                                 "Fund Purchase Account"     be purchased.                 at the next business
                                                 at Investors Bank &                                       day's price if the wire
                                                 Trust Company            o  If Federal funds are          is received after 12:00
                                                 ("Investors Bank" or        received by the               p.m. ET and no notice
                                                 the "Transfer Agent").      Portfolio that day, the       is given.
                                                                             order will be effective
                                                                             that day. Price of
                                                                             shares is based on the
                                                                             next calculation of NAV
                                                                             after the order placed.
----------------------------------------------------------------------------------------------------------------------------------

                                       22

                                   REDEMPTIONS

All Portfolio shares (fractional and full) will be redeemed upon shareholder request. The redemption price will be the net asset value per share, determined after the Transfer Agent receives proper notice of redemption (see table below).
Shares redeemed receive dividends declared up to, and including the day preceding the day of the redemption payment.

Shares may be redeemed by employing the services of an outside broker or agent or may be redeemed directly from the Portfolio. Such broker or agent may charge a fee for its services. There are no loads imposed by the Portfolio. No charge is imposed by the Portfolio to redeem shares, however, a shareholder's bank may impose its own wire transfer fee for receipt of the wire. The Fund may execute redemptions in any amount requested by the shareholder up to the amount the shareholder has invested in the Portfolio.

A shareholder may change the authorized agent or the account designated to receive redemption proceeds at any time by writing to the Transfer Agent with an appropriate signature guarantee. Further documentation may be required when deemed appropriate by the Transfer Agent.

A telephone redemption option is made available to shareholders on the
Portfolio's Account Application. The Portfolio or the Transfer Agent may employ procedures designed to confirm that instructions communicated by telephone are genuine. If the Portfolio does not employ such procedures, it may be liable for losses due to unauthorized or fraudulent instructions. The Portfolio or the
Transfer Agent may require personal identification codes and will only wire funds through pre-existing bank account instructions. No bank instruction changes will be accepted via telephone.

If a shareholder wishes to add or change telephone redemption options after an account in the Portfolio has been established, the shareholder must provide the
Transfer Agent with the request in writing. The shareholder's signature must also have an appropriate signature guarantee. Other documentation may also be required; please check with the Transfer Agent for specifics.

Shareholders who do not elect telephone redemption privileges must submit their redemption requests in writing with an authorized signer's signature appropriately guaranteed. Additional documentation may also be required. Please contact the Transfer Agent for details prior to submitting any written requests.

In an attempt to reduce expenses, the Portfolio may redeem shares of any
Investor Class shareholder whose Portfolio account has a net asset value lower than $3,000. An involuntary redemption will not occur when drops in investment value are the sole result of adverse market conditions. The Portfolio will give
60 days prior written notice to shareholders whose shares are being redeemed to allow them to purchase sufficient additional shares of the Portfolio to avoid such redemption. The Portfolio also may redeem shares in a shareholder's account as reimbursement for loss due to the failure of a check or wire to clear in payment of shares purchased.

                                       23

                                TO REDEEM SHARES

--------------------------------------------------------------------------------

1.   SHAREHOLDERS MUST PROVIDE THE FOLLOWING INFORMATION:

     a.   The dollar or share amount to be redeemed;

     b.   The account to which the redemption proceeds should be wired (this account will have been previously designated by the shareholder on the
          Account Application);

     c.   The name of the shareholder; and

     d.   The shareholder's account number.

     SHAREHOLDERS SHOULD CALL THE TRANSFER AGENT AT (800) 247-0473 TO REQUEST A
     REDEMPTION.

-------------------------------------------------------------------------------------------------------------------
PORTFOLIO NAME                     WHEN REDEMPTION EFFECTIVE             RESULT OF LATE NOTIFICATION OF REDEMPTION
----------------------------- ----------------------------------------- -------------------------------------------

o   Mortgage LIBOR             If notice is received by the Transfer     If notice is received by the Transfer
o   Asset-Backed               Agent by 4:00 p.m. ET on any Business     Agent on a non-business day or after
o   High Yield                 Day, the redemption will be effective     4:00p.m. ET on a Business Day, the
o   Enhanced Equity Market     and payment will be made within seven     redemption notice will be deemed
o   U.S Treasury               calendar days, but generally two          received as of the next Business Day.
o   U.S Corporate              business days following receipt of
o   Broad Market               such notice. Price of shares is based
o   International Corporate    on the next calculation of the NAV
o   Global High Yield          after the order is placed.
o
-------------------------------------------------------------------------------------------------------------------

                           PRICING OF PORTFOLIO SHARES

The price for Portfolio shares is the Portfolio's net asset value per share.
Portfolio net asset value is calculated by: (1) adding the market value of all the Portfolio's assets, (2) subtracting all of the Portfolio's liabilities, and then (3) dividing by the number of shares outstanding and adjusting to the nearest cent.

For all Portfolios, net asset value is calculated by the Portfolio's Accounting
Agent as of 4:00 p.m. ET on each Business Day.

                                       24

All Portfolio investments are valued based on market price, if available, which results in unrealized gains or losses. Readily marketable fixed-income securities are valued on the basis of prices provided by a pricing service when such prices are believed by the Investment Adviser to reflect the fair value of such securities. Securities traded on an exchange are valued at their last sales price on that exchange. Securities and other financial instruments for which over-the-counter market quotations are available are valued at the latest bid price (asked price for short positions). Time deposits and repurchase agreements are generally valued at their cost plus accrued interest. Securities for which market quotations are not readily available will be valued in good faith by methods approved by the Fund's Board of Directors. Securities with maturities less than 60 days are valued at amortized cost, which approximates market value, unless this method does not represent fair value.

To the extent that a Portfolio invests in foreign securities, these securities may be listed on foreign exchanges that trade on days when a Portfolio does not price its shares. As a result, the net asset value per share of a Portfolio may change at a time when shareholders are not able to purchase or redeem their shares. Similarly, the Portfolio may hold securities traded on U.S. markets where the market may close early on a given day or may regularly close prior to calculation of a Portfolio's net asset value.

Securities for which market quotations are not readily available will be valued at their fair value as determined in good faith by management utilizing fair value procedures approved by the Fund's Board of Directors. The fair value procedures involve the judgment of management and may represent prices that are otherwise unavailable on the open market.

The fair valuation of a particular security depends upon the circumstances of each individual case, and all appropriate factors relevant to the value of the security must be considered. As a general principle, the valuation should reflect the amount that a Portfolio could reasonably expect to receive for the security upon its current sale. Therefore, ascertaining fair value requires a determination of the amount that an arm's-length buyer, under the circumstances, would currently pay for the security.

Events affecting the value of such securities held by a Portfolio that occur between the close of trading in the security and the time at which a Portfolio prices the Portfolio securities will not generally be reflected in a Portfolio's calculation of its net asset value. The Investment Adviser will continuously monitor for material significant events that may call into question the reliability of market quotations obtained from an approved pricing service. Such events may include: situations relating to a single issue in a market sector;
significant fluctuations in U.S. or foreign markets; and natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Where the Investment Adviser determines that an adjustment should be made in a Portfolio security's value because significant intervening events have caused a Portfolio's net asset value per share to be materially inaccurate, the Investment Adviser shall seek to have the security
"fair valued" in accordance with the Fund's fair value procedures and subject to the ratification/approval of the Fund's Board of Directors.

                                       25

                                FUND'S DIVIDENDS

If desired, shareholders must request to receive dividends in cash (payable on the first Business Day of the following month) on the Account Application.
Absent such notice, all dividends will be automatically reinvested in additional shares on the last Business Day of each month at the share's net asset value. A shareholder may elect to change the dividend designation on the Account
Application at any time by writing the Transfer Agent. In the event that the
Portfolio realizes net short-term or long-term capital gains (i.e., with respect to assets held more than one year), the Portfolio will distribute such gains by automatically reinvesting them in additional Portfolio shares (unless a shareholder has elected to receive cash).

Net investment income (including accrued but unpaid interest, amortization of original issue and market discount or premium accrued expenses and other income adjustments, such as inflation adjustments on inflation protected securities) of each Portfolio, other than the Mortgage LIBOR, Asset-Backed, High Yield and
Global High Yield Portfolios, will be declared as a dividend payable daily to the respective shareholders of record as of the close of each Business Day. The net investment income of the Mortgage LIBOR, Asset-Backed, High Yield and Global
High Yield Portfolios will be declared as dividends payable to the respective shareholders of record as of the last Business Day of each month.

                                       26

                                  VOTING RIGHTS

Each share of the Fund gives the shareholder one vote in Director elections and other shareholder voting matters. Matters to be acted upon affecting a particular Portfolio (such as approval of the investment advisory agreement with the Investment Adviser or the submission of changes to a fundamental Portfolio investment policy) or a particular share class, require the affirmative vote of the Portfolio's shareholders or the share class holders. The election of the
Fund's Board of Directors is voted upon by shareholders on a Fund-wide basis.
The Fund is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Fund's or a Portfolio's operation and for the election of Directors under certain circumstances.
Directors may be removed by shareholders at a special meeting. The Directors shall call a special meeting of a Portfolio upon written request of shareholders owning at least 10% of the Portfolio's outstanding shares.

                               TAX CONSIDERATIONS

The following discussion is for general information only. A potential investor should consult with his or her own tax adviser as to the tax consequences of an investment in the Portfolio, including the status of distributions from the
Portfolio under applicable state or local law. Foreign shareholders are advised to consult their own tax advisers regarding investment tax consequences in a
Portfolio. For additional information regarding tax issues pertaining to the
Portfolios, see "Supplemental Tax Considerations" in the (SAI).

FEDERAL INCOME TAXES

The Portfolio will distribute all of its taxable income by automatically reinvesting such income in additional Portfolio shares and distributing those shares to its shareholders, unless a shareholder elects on the Account
Application to receive cash payments for such distributions. A shareholder may elect to change the dividend designation on the Account Application at any time by writing the Transfer Agent. Shareholders receiving distributions from the
Fund in the form of additional shares will be treated for federal income tax purposes as receiving a distribution in an amount equal to the fair market value of the additional shares on the date of such a distribution.

Dividends paid by a Portfolio from its investment company taxable income
(including interest and net short-term capital gains) will be taxable to U.S.
shareholders as ordinary income, whether received in cash or in additional Fund shares. Designated distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses) are generally taxable to shareholders at the applicable long-term capital gains rates, regardless of how long they have held the Portfolio shares. If a portion of a
Portfolio's income consists of dividends paid by U.S. corporations, a portion of the dividends paid by the Portfolio may be eligible for the corporate dividends-received deduction.

A distribution will be treated as paid on December 31 of the current calendar year if it is declared by a Portfolio in October, November or December with a record date in any such month and paid by the Portfolio during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. Each Portfolio will inform shareholders of the amount and tax status of all amounts treated as distributed to them not later than 60 days after the close of each calendar year.

                                       27

If a shareholder holds shares through a tax-deferred account, such as a retirement plan, income and gains will not be taxable each year. Instead, the taxable portion of amounts held in a tax-deferred account generally will be subject to tax only when a distribution is made from that account.

A shareholder who sells or redeems Fund shares will generally realize a capital gain or loss, which will be long-term or short term, generally depending upon the shareholder's holding of the shares. An exchange of shares may be treated as a sale.

As with all mutual funds, a Fund may be required to withhold U.S. federal income tax at the rate of 29% of all taxable distributions payable to shareholders who:

1.   fail to provide the Fund with a correct taxpayer identification number;

2.   fail to make required certifications; or

3.   have been notified by the Internal Revenue Service ("IRS") that they are subject to backup withholding.

Backup withholding is not an additional tax; rather, it is a way in which the
IRS ensures it will collect taxes otherwise due. Any amount withheld may be credited against U.S. federal income tax liability.

The foregoing discussion is only a brief summary of the important federal tax considerations generally affecting a Portfolio and its shareholders. As noted
above, tax deferred accounts receive special tax treatment. No attempt is made to present a detailed explanation of the Federal, state, local or foreign income tax treatment of the Fund or its shareholders, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential investors in the Fund should consult their tax advisers with specific reference to their own tax situation.

STATE, LOCAL OR FOREIGN TAXES

The Portfolio may be subject to state, local or foreign taxation in any jurisdiction in which the Portfolio may be deemed to be doing business.
Portfolio distributions may be subject to state and local taxes. Portfolio distributions derived from interest on obligations of the U.S. government and certain of its agencies, authorities and instrumentalities may be exempt from state and local taxes in certain states. Shareholders should consult their own tax advisers regarding possible state and local income tax exclusions for dividend portions paid by a Portfolio, which are attributable to interest from obligations of the U.S. government, its agencies, authorities and instrumentalities.

                        DISTRIBUTION OF PORTFOLIO SHARES

Shares of the Fund are distributed by Quasar, pursuant to a Distribution
Agreement dated as of October 1, 2001, by and among the Fund, Investors Bank and
Quasar. Investors Bank pays the distribution fees. Portfolio shares are also distributed by other broker-dealers who have entered into an Authorized Dealer
Agreement with Quasar.

                                       28

Investor Class of the Portfolio has adopted a Distribution Plan pursuant to Rule
12b-1 under the 1940 Act. Under the Plan, the Portfolio is authorized to pay
Quasar a monthly 12b-1 (distribution) fee as compensation for providing services intended to result in the sale of the Portfolio shares. The Portfolio may pay this 12b-1 (distribution) fee at an annual rate of 0.25% of its average net assets, or such lesser amount as the Directors may determine from time to time.
Quasar may reallow up to the full amount of this 12b-1 (distribution) fee to intermediaries (such as broker-dealers), for providing distribution related services.

In addition, pursuant to a Shareholder Services Plan, the Investor Class shares of each Portfolio may pay a monthly shareholder service fee at an annual rate of
0.25% of the Investor Class's average net assets throughout the month for providing shareholder support services, or such lesser amount as the Directors may determine from time to time. The Fund may remit up to the full amount of this shareholder service fee to intermediaries (such as banks, broker-dealers, and other service-providers), for providing shareholder support services. At the present time, the Fund is not assessing the shareholder service fee in the
Investor Class shares. Should the Fund wish to impose this fee, the Board must approve its implementation and provide shareholders with 60 days prior notice.

Because the shareholder service fee is paid out of the Investor Class'
Portfolios' assets on an ongoing basis, they will increase the cost of your investment and may cost you more than paying other types of sales charges.

                                       29

                             INVESTMENT INFORMATION

        PERMITTED INVESTMENT STRATEGIES, INVESTMENTS AND ASSOCIATED RISKS

---------------------------------------------------------------------------------------------------------------------------------
Portfolio               Mortgage   Asset-   High    Enhanced        U.S        U.S.        Broad      International  Global
Name:                   LIBOR      Backed   Yield   Equity Markets  Treasury   Corporate   Markets    Corporate      High Yield
----------------------- ---------- -------- ------- --------------- ---------- ----------- ---------- -------------- ------------

Asset-Backed                X          X       *            X           *           X          X            *              *
Securities
----------------------- ---------- -------- ------- --------------- ---------- ----------- ---------- -------------- ------------
Bank                        *          *       *            X           *           X          X            *              *
Obligations
----------------------- ---------- -------- ------- --------------- ---------- ----------- ---------- -------------- ------------
Brady Bonds                                    X                                    *          *            *              X

----------------------- ---------- -------- ------- --------------- ---------- ----------- ---------- -------------- ------------
Convertibles                                   X                                    *          *            *              *
Securities
----------------------- ---------- -------- ------- --------------- ---------- ----------- ---------- -------------- ------------
Corporate Debt              *          *       X            X           *           X          X            X              X
Instruments
----------------------- ---------- -------- ------- --------------- ---------- ----------- ---------- -------------- ------------
Dollar Roll                 *          *       *                                    *          *            *
Transactions
----------------------- ---------- -------- ------- --------------- ---------- ----------- ---------- -------------- ------------
Duration Management         *                  *                        *           *          *            *
Transactions
----------------------- ---------- -------- ------- --------------- ---------- ----------- ---------- -------------- ------------
Foreign                                        X                                    *          *            X              X
Instruments
----------------------- ---------- -------- ------- --------------- ---------- ----------- ---------- -------------- ------------
Hedging                     *          *       *            *           *           *          *            *

----------------------- ---------- -------- ------- --------------- ---------- ----------- ---------- -------------- ------------
High Yield                                     X                                                            X
Bonds
----------------------- ---------- -------- ------- --------------- ---------- ----------- ---------- -------------- ------------
Illiquid                    *          *       *            *                       *          *            *              *
Securities
----------------------- ---------- -------- ------- --------------- ---------- ----------- ---------- -------------- ------------
Indexed Notes,                         *       *            *                       *          *            *              X
Currency
Exchange-Related
Securities and Similar
Securities
----------------------- ---------- -------- ------- --------------- ---------- ----------- ---------- -------------- ------------
Inflation-Indexed           *          *       *            *           *           *          *            *
Securities
----------------------- ---------- -------- ------- --------------- ---------- ----------- ---------- -------------- ------------
Investment                  *          *       *            *           *           *          *            *
Companies
----------------------- ---------- -------- ------- --------------- ---------- ----------- ---------- -------------- ------------
Loan Participations         *          *       *            *           *           *          *            *              *
and Assignments
---------------------------------------------------------------------------------------------------------------------------------

                                       30

---------------------------------------------------------------------------------------------------------------------------------
Portfolio               Mortgage   Asset-   High    Enhanced        U.S        U.S.        Broad      International  Global
Name:                   LIBOR      Backed   Yield   Equity Markets  Treasury   Corporate   Markets    Corporate      High Yield
----------------------- ---------- -------- ------- --------------- ---------- ----------- ---------- -------------- ------------

Mortgage-Backed             X          X       *            X           *           X          X            *
Securities
----------------------- ---------- -------- ------- --------------- ---------- ----------- ---------- -------------- ------------
Multi-National                                 *                                    *          *
Currency Unit
Securities or
More than one
Currency
Denominated
Securities
----------------------- ---------- -------- ------- --------------- ---------- ----------- ---------- -------------- ------------
Municipal                                      *            *                       *          *            *              *
Instruments
----------------------- ---------- -------- ------- --------------- ---------- ----------- ---------- -------------- ------------
Repurchase and              *          X       *            *           *           *          *            *              *
Reverse Repurchase
Agreements
----------------------- ---------- -------- ------- --------------- ---------- ----------- ---------- -------------- ------------
Short Sales                 *          *       *            *                       *          *            *              *
Transactions
----------------------- ---------- -------- ------- --------------- ---------- ----------- ---------- -------------- ------------
Stripped                    X          X       X            *           *           *          *            *              *
Instruments
----------------------- ---------- -------- ------- --------------- ---------- ----------- ---------- -------------- ------------
Swaps                       *          *       *            *           *           *          *            *              *

----------------------- ---------- -------- ------- --------------- ---------- ----------- ---------- -------------- ------------
TBA Transactions            *          *       *            *                       *          *            *              *

----------------------- ---------- -------- ------- --------------- ---------- ----------- ---------- -------------- ------------
Total Return                *          X       *            *                       *          *            *              *
Swaps
----------------------- ---------- -------- ------- --------------- ---------- ----------- ---------- -------------- ------------
U.S. Government,            X          X       *            X           X           X          X            *              X
Agency and Government
Sponsored Securities
----------------------- ---------- -------- ------- --------------- ---------- ----------- ---------- -------------- ------------
Warrants                                       *                                    *          *            *              *

----------------------- ---------- -------- ------- --------------- ---------- ----------- ---------- -------------- ------------
When Issued & Forward       *          *       *            *           *           *          *            *              *
Commitment Securities
----------------------- ---------- -------- ------- --------------- ---------- ----------- ---------- -------------- ------------
Zero Coupon                 *          *       X                        *           *          *
Securities
---------------------------------------------------------------------------------------------------------------------------------

X   Principal Investments
*   Other Investments

                                       31

ASSET-BACKED SECURITIES

Asset-backed securities are secured by or backed by assets such as automobile and credit card receivables. These securities are sponsored by such institutions as finance companies, finance subsidiaries of industrial companies and investment banks. Asset-backed securities have structural characteristics similar to mortgage-backed securities, and include assets such as:

a.   motor vehicle installment sale contracts;
b.   other installment sale contracts;
c.   leases of various types of real and personal property; and
d.   receivables from revolving credit (credit card) agreements.

     RISKS: The principal amount of asset-backed securities is
     generally subject to partial or total prepayment risk. If an asset-backed security is purchased at a premium or discount to par, a prepayment rate that is faster than expected will reduce or increase, respectively, the yield to maturity, while a
     prepayment rate that is slower than expected will have the opposite effect on yield to maturity. These securities may not have any security interest in the underlying assets, and
     recoveries on the repossessed collateral may not, in some
     cases, be available to support payments on these securities.

BANK OBLIGATIONS

Bank obligations are bank issued securities. These instruments include, but are not limited to:

a)   Time Deposits,
b)   Certificates of Deposit,
c)   Bankers' Acceptances,
d)   Bank Notes,
e)   Deposit Notes,
f)   Eurodollar Time deposits,
g)   Eurodollar Certificates of Deposit,
h)   Variable Rate Notes,
i)   Loan Participations,
j)   Variable Amount Master Demand Notes,
k)   Yankee CDs, and Custodial Receipts.

     RISKS: Investing in bank obligations exposes the Portfolio to risks associated with the banking industry such as interest rate and credit risks.

BRADY BONDS

Brady Bonds are debt securities, issued or guaranteed by foreign governments in exchange for existing commercial bank indebtedness. To date, Brady Bonds have been issued by the governments of twenty countries, the largest proportion having been issued by Argentina, Brazil, Mexico and Venezuela. Brady Bonds are
either collateralized or uncollateralized, issued in various currencies
(primarily the U.S. dollar), and are actively traded in the over-the-counter secondary market.

A Portfolio may invest in either collateralized or uncollateralized Brady Bonds.
U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed rate par bonds or floating rate discount bonds, are collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the bonds. Interest payments on such bonds generally are collateralized by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of rolling interest payments or, in the case of floating rate bonds, initially is equal to at least one year's rolling interest payments based on the applicable interest rate at the time and is adjusted at regular intervals thereafter.

     RISKS: Brady Bonds are generally issued by countries with developing capital markets or unstable governments and as such, are considered to be among the more risky international investments.

                                       32

CONVERTIBLE SECURITIES

Convertible bonds or shares of convertible preferred stock are securities that may be converted into, or exchanged for, underlying shares of common stock, either at a stated price or stated rate. Convertible securities have general characteristics similar to both fixed income and equity securities.

                                       33

     RISKS: Typically, convertible securities are callable by the company, which may, in effect, force conversion before the holder would otherwise choose.
     If the issuer chooses to convert the security, this action could have an adverse effect on a Portfolio's ability to achieve its objectives.

CORPORATE DEBT INSTRUMENTS

Corporate bonds are debt instruments issued by private corporations. As creditors, bondholders have a prior legal claim over common and preferred stockholders of the corporation as to both income and assets for the principal and interest due to the bondholder. A Portfolio purchases corporate bonds subject to quality restraints. Commercial paper, notes and other obligations of
U.S. and foreign corporate issuers must meet the Portfolio's credit quality standards (including medium-term and variable rate notes). A Portfolio may retain a downgraded corporate debt security if the Investment Adviser determines retention of such security to be in the Portfolio's best interests.

     RISKS: Investing in corporate debt securities subjects the Portfolio to interest rate changes and credit risks.

DOLLAR ROLL TRANSACTIONS

Dollar roll transactions consist of the sale of mortgage-backed securities, with a commitment to purchase similar, but not identical securities at a future date, and at the same price. Portfolios will maintain a segregated custodial account for dollar roll transactions. The segregated accounts may contain cash, U.S.
government Securities or other liquid, unencumbered securities having an aggregate value at least equal to the amount of such commitments to repurchase the securities under the dollar roll transaction (including accrued interest).

     RISKS: Should the broker-dealer to whom A Portfolio sells an underlying security of a dollar roll transaction become insolvent, the Portfolio's right to purchase or repurchase the security may be restricted, or the price of the security may change adversely over the term of the dollar roll transaction.

DURATION MANAGEMENT

Duration measures a bond's price volatility, incorporating the following factors:

a.   the bond's yield;
b.   coupon interest payments;
c.   final maturity;
d.   call features; and
e.   prepayment assumptions.

Duration measures the expected life of a debt security on a present value basis.
It incorporates the length of the time intervals between the present time and the time that the interest and principal payments are scheduled (or in the case of a callable bond, expected to be received) and weighs them by the present values of the cash to be received at each future point in time. For any debt security with interest payments occurring prior to the payment of principal, duration is always less than maturity. In general, for the same maturity, the lower the stated or coupon rate of interest of a debt security, the longer the duration of the security; conversely, the higher the stated or coupon rate of interest of a debt security, the shorter the duration of the security.

                                       34

Futures, options and options on futures have durations closely related to the duration of the securities that are underlying them. Holding long futures or call options will lengthen a Portfolio's duration by approximately the same amount that holding an equivalent amount of the underlying securities would.
Short futures or put option positions have durations roughly equal to the negative duration of the securities that underlie those positions and have the effect of reducing duration by approximately the same amount that selling an equivalent amount of the underlying securities would. The market price of a bond with an effective duration of two years would be expected to decline 2% if interest rates rose 1%. If a bond has an effective duration of three years, a 1%
increase in general interest rates would be expected to cause the bond's value to decline by about 3%.

For inflation-indexed securities, real duration measures the price sensitivity of a bond as real interest rates (i.e. nominal interest rates adjusted for inflation) move up and down. Real Duration is the primary measurement of risk, because these securities are subjected to real rate changes but are protected for Inflation-indexed securities, against fluctuations in inflation.

     RISKS: Changes in weighted average duration of a Portfolio's holdings are not likely to be so large as to cause them to fall outside the ranges specified above. There is no assurance that deliberate changes in a
     Portfolio's weighted average duration will enhance its return relative to more static duration policies or Portfolio structures. In addition, it may detract from its relative return.

FOREIGN INSTRUMENTS

a. FOREIGN SECURITIES

Foreign securities are securities denominated in currencies other than the U.S.
dollar and may be denominated in any single currency or multi-currency units.
The Investment Adviser and the Sub-Adviser will adjust exposure of a Portfolio to different currencies based on their perception of the most favorable markets and issuers. In allocating assets among multiple markets for certain Portfolios, the Investment Adviser and the Sub-Adviser will assess the relative yield and anticipated direction of interest rates in particular markets, general market and economic conditions and the relationship of currencies of various countries to each other. In their evaluations, the Investment Adviser and the Sub-Adviser will use internal financial, economic and credit analysis resources as well as information obtained from external sources.

The Global High Yield, International Corporate and Broad Market Portfolios will invest primarily in securities denominated in the currencies of the United
States, Japan, Canada, Western European nations, New Zealand and Australia, as well as securities denominated in the euro. Further, it is anticipated that such securities will be issued primarily by governmental and private entities located in such countries and by supranational entities. Portfolios will only invest in countries considered to have stable governments, based on the Investment
Adviser's analysis of social, political and economic factors.

b. FOREIGN GOVERNMENT, INTERNATIONAL AND SUPRANATIONAL AGENCY SECURITIES.

These securities include debt obligations issued or guaranteed by a foreign government or its subdivisions, agencies and instrumentalities, international agencies and supranational entities.

                                       35

     RISKS: Generally, foreign financial markets have substantially less volume than the U.S. market. Securities of many foreign companies are less liquid, and their prices are more volatile than securities of comparable domestic companies. Certain Portfolios may invest portions of their assets in securities denominated in foreign currencies. These investments carry risks of fluctuations of exchange rates relative to the U.S. dollar. Securities issued by foreign entities (governments, corporations etc.) may involve risks not associated with U.S. investments, including expropriation of assets, taxation, political or social instability and less strict regulatory and financial reporting standards--all of which may cause declines in investment returns.

c. EMERGING MARKETS

Emerging markets securities are foreign securities issued from countries, which are considered to be "emerging" or "developing" by the World Bank. Such emerging markets include all markets other than Australia, Austria, Belgium, Canada,
Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, the
Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden,
Switzerland, the United Kingdom and the United States.

An emerging market sovereign security is a security issued by the national government, a municipality, or a company that is wholly owned by the national government. The latter are sometimes referred to as "quasi-sovereign"
securities.

There are numerous types of fixed-income securities issued by emerging market sovereign or corporate entities. The Portfolios may invest in several types, including the following:

     Treasury bills and bonds: These are short-term, locally registered securities that are usually, but not always, denominated in the local currency.

     Eurobonds and global bonds: These are longer maturity (up to 30 years)
     securities, registered in London or globally, that are generally issued in
     U.S. dollars, but are increasingly issued in euros and occasionally in yen.

     Brady Bonds: As previously described in "Brady Bonds" herein, these are bonds issued by emerging market governments in exchange for defaulted loans that had been extended by non-local commercial banks or similar institutions.

     Loan Participations and Assignments: As described in "Loan Participations and Assignments" herein, there are a few loans by financial institutions to emerging market governments that have not been converted to bonds, yet are still traded in the market. They may or may not have been restructured in the past. These instruments are traded on a participation or assignment basis.

     RISKS: The risks of investing in foreign securities may be intensified when the issuers are domiciled or doing substantial business in emerging market countries or countries with developing capital markets. Security prices in emerging markets can be significantly more volatile than those in more developed nations of the world, reflecting the greater uncertainties of investing in less established markets and economies. Emerging market countries may have:

                                       36

a.   Relatively unstable governments;
b.   present the risk of sudden adverse government action;
c.   nationalization of businesses;
d.   restrictions on foreign ownership;
e.   prohibitions of repatriation of assets;
f.   less protection of property rights than more developed countries;
g.   less strict financial reporting; and regulators compliance requirements

The economies of countries with emerging markets may be predominantly based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of substantial holdings difficult or impossible at times. Transaction settlement procedures may be less reliable in emerging markets than in developed markets. Securities of issuers located in countries with emerging markets may have limited marketability and may be subject to more abrupt or erratic price movements.

HEDGING

Hedging techniques are used to offset certain investment risks. Such risks include: changes in interest rates, changes in foreign currency exchange rates and changes in securities and commodity prices. Hedging techniques are commonly used to minimize a given instrument's risks of future gain or loss. Hedging techniques include:

a.   engaging in swaps;
b.   purchasing and selling caps, floors and collars;
c.   purchasing or selling forward exchange contracts;
d.   purchasing and selling futures contracts; and
e.   purchasing and selling options

All hedging instruments described below constitute commitments by the Portfolio and therefore require the Portfolio to segregate cash (in any applicable currency), U.S. government securities or other liquid and unencumbered securities (in any applicable currency) equal to the amount of the Portfolio's obligations in a separate custody account.

When a Portfolio purchases a futures or forward currency contract for non-hedging purposes, the sum of the segregated assets plus the amount of initial and variation margin held in the broker's account, if applicable, must equal the market value of the futures or forward currency contract.

When a Portfolio sells a futures or forward currency contract for non-hedging purposes, the Portfolio will have the contractual right to acquire:

         1. the securities;
         2. the foreign currency subject to the futures; or
         3. the forward currency contract.

A Portfolio will segregate assets, in an amount at least equal to the market value of the securities or foreign currency underlying the futures or forward currency contract.

                                       37

Should the market value of the contract move adversely to the Portfolio, or if the value of the securities in the segregated account declines, the Portfolio will be required to deposit additional cash or securities in the segregated account at a time when it may be disadvantageous to do so.

A Portfolio will not enter into any swaps, caps or floors unless the unsecured commercial paper, senior debt or claims paying ability of the counterparty is rated either A or A-1 or better by S&P or A or P-1 or better by Moody's. If unrated, it must be determined to be of comparable quality by the Investment
Adviser.

a. SWAPS

Swaps are commonly used for hedging purposes. Hedging involving mortgage and interest rate swaps may enhance total return. Interest rate swaps involve a
Portfolio's exchange with another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments. Mortgage swaps are similar to interest rate swaps, both represent commitments to pay and receive funds. Currency swaps involve the exchange of their respective rights to make or receive payments in specified currencies.
Credit default swaps involve the transfer of credit exposure of fixed income securities. The buyer of a credit default swap receives credit protection, whereas the seller of the swap guarantees the credit worthiness of the security.
By doing this, the risk of default is transferred from the holder of the fixed income security to the seller of the credit default swap.

b. CAPS, FLOORS AND COLLARS

The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payment of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling the interest rate floor. An interest rate collar incorporates a cap and a floor in one transaction as described above.

c. FORWARD FOREIGN EXCHANGE CONTRACTS

A forward foreign exchange contract is the purchase or sale of a foreign currency, on a specified date, at an exchange rate established before the currency's payment and delivery to hedge the currency exchange risk associated with its assets or obligations denominated in foreign currencies. Synthetic hedging is a technique utilizing forward foreign exchange contracts that is frequently employed by many of the Portfolios. It entails entering into a forward contract to sell a currency, the changes in value of which are generally considered to be linked to a currency or currencies in which some or all of the
Portfolio's securities are or are expected to be denominated, and buying U.S.
dollars. There is a risk that the perceived linkage between various currencies may not be present during the particular time that a Portfolio is engaging in synthetic hedging. A Portfolio may also cross-hedge currencies by entering into forward contracts to sell one or more currencies that are expected to decline in value relative to other currencies to which the Portfolio has or expects to have exposure.

d. FUTURES CONTRACTS

A futures contract is an agreement to buy or sell a specific amount of a financial instrument at a particular price on a specified date. The futures contract obligates the buyer to purchase the underlying commodity and the seller to sell it. Losses from investing in futures transactions that are unhedged or uncovered are potentially unlimited. Substantially all futures contracts are closed out before settlement date or called for cash settlement. A futures contract is closed out by buying or selling an identical offsetting futures contract that cancels the original contract to make or take delivery. At times, the ordinary spreads between values in the cash and futures markets, due to differences in the character of these markets, are subject to distortions. The

                                       38

possibility of such distortions means that a correct forecast of general market, foreign exchange rate or interest rate trends may not produce the Portfolio's intended results. Investors should note that the Enhanced Equity Markets
Portfolio may, unlike the other Portfolios, invest more than 5% of its total net assets in futures contracts and will utilize futures contracts for purposes other than bona fide hedging.

e. OPTIONS CONTRACTS

An option is a contractual right, but not an obligation, to buy (call) or sell
(put) property that is guaranteed in exchange for an agreed upon sum. If the right is not exercised within a specified period of time, the option expires and the option buyer forfeits the amount paid. An option may be a contract that bases its value on the performance of an underlying bond. When a Portfolio writes a call option, it gives up the potential for gain on the underlying securities or currency in excess of the exercise price of the option during the period that the option is open. A put option gives the purchaser, in return for a premium, the right, for a specified period or time, to sell the securities or currency subject to the option to the writer of the put at the specified exercise price. The writer of the put option, in return for the premium, has the obligation, upon exercise of the option, to acquire the securities or currency underlying the option at the exercise price. A Portfolio might, therefore, be obligated to purchase the underlying securities or currency for more than their current market price.

     RISKS: Hedging involves risks of imperfect correlation in price movements of the hedge and movements in the price of the hedged security. If interest or currency exchange rates do not move in the direction of the hedge, a
     Portfolio will be in a worse position than if hedging had not been employed. As a result, it will lose all or part of the benefit of the favorable rate movement due to the cost of the hedge or offsetting positions. Hedging transactions not entered into on a U.S. or foreign exchange may subject the Portfolio to exposure to a credit risk of its counterparty. Futures and options transactions entail special risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related Portfolio position could create the possibility that losses will be greater than gains in the value of the Portfolio's position. Other risks include the risk that a
     Portfolio could not close out a futures or options position when it would be most advantageous to do so.

HIGH YIELD SECURITIES

Debt securities that are rated below the four highest categories, those securities rated below BBB by S&P and below Baa by Moody's are known as "High
Yield" bonds or "junk bonds". High Yield bonds are considered to be predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations.

     RISKS: High Yield securities present considerable risk of issuer default particularly during periods of economic uncertainty or economic downturns.
     High Yield bonds may also be subject to substantial market fluctuations and may be less liquid, than securities in the higher rating categories. They are subject to greater risk of loss of income and principal than investment grade securities. Valuing less liquid securities involves greater exercise of judgment and may be more objective than valuing securities using market quotations.

                                       39

ILLIQUID SECURITIES

Illiquid securities may not be able to be sold or disposed of in the ordinary course of business within seven days for approximately the value at which a
Portfolio has valued the securities. These include:

1.   securities with legal or contractual restrictions on resale;

2.   time deposits, repurchase agreements and dollar roll transactions having maturities longer than seven days; and

3.   securities not having readily available market quotations.

Although the Portfolios are allowed to invest up to 15% of the value of their net assets in illiquid assets, it is not expected that any Portfolio will invest a significant portion of its assets in illiquid securities. The Investment
Adviser monitors the liquidity of such restricted securities under the supervision of the Fund's Board of Directors.

A Portfolio may purchase securities not registered under the Securities Act of
1933 as amended (the "1933 Act"), but which can be sold to qualified institutional buyers in accordance with Rule 144A under that Act. A Portfolio may also invest in commercial paper issued in reliance on the so-called "private placement" exemption from registration afforded by Section 4(2) of the 1933 Act
(Section 4(2) paper). Section 4(2) paper is restricted as to disposition under the federal securities laws, and generally is sold to institutional investors.
Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper is normally resold to other institutional investors through or with the assistance of the issuer or investment dealers who make a market in the Section
4(2) paper, thus providing liquidity. These securities may be determined to be illiquid securities, although the Fund's Board of Directors has adopted procedures that permit them to be determined liquid in certain circumstances. If a particular investment in Rule 144A securities, Section 4(2) paper or private placement securities, interest-only, principal-only or Regulation S securities is not determined to be liquid, that investment will be included within the 15%
limitation on investment in illiquid securities.

     RISKS: Investing in illiquid securities presents the potential risks of tying up a Portfolio's assets at a time when liquidating assets may be necessary to meet debts and obligations.

INDEXED NOTES, CURRENCY EXCHANGE-RELATED SECURITIES AND SIMILAR SECURITIES

These securities are notes, the principal amount of which and/or the rate of interest payable is determined by reference to an index. This index may be determined by the rate of exchange between the specified currency for the note and one or more other currencies or composite currencies.

     RISKS: Foreign currency markets can be highly volatile and are subject to sharp price fluctuations.

A Portfolio may also purchase interest-only, principal-only and Regulation S securities.

INFLATION-INDEXED SECURITIES

Inflation-indexed securities are linked to the inflation rate from worldwide bond markets such as the U.S. Treasury Department's "inflation-protection"
issues. Inflation protected securities issued by the U.S. Treasury are also called "TIPS". The principal is adjusted for inflation (payable at maturity) and the semi-annual interest payments equal a fixed percentage of the inflation adjusted principal amount. The inflation adjustments are based upon the Consumer
Price Index (CPI) for Urban Consumers. The original principal

                                       40

value of TIPS is guaranteed, even during a period of deflation. The par value of a TIPS bond at maturity will be the greater of the original principal or the inflation adjusted principal. These securities may be eligible for coupon stripping under the U.S. Treasury program. U.S. corporations and government agencies have also issued inflation-indexed securities sporadically in the past.

Inflation-indexed securities also have been issued by sovereign countries such as Australia, Canada, France, New Zealand, Sweden and the United Kingdom in
their respective currencies. The mechanics for adjusting the principal value of inflation-indexed securities in Canada, New Zealand, Sweden and the United
Kingdom is similar but not identical to the process used in the United States.
In addition, these countries may, or may not, provide a guarantee of principal value at maturity, in which case, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

CPI futures are exchange-traded futures contracts that represent the inflation on a notional value of $1,000,000 for a period of three months, as implied by the CPI. An inflation swap is a contract between two counterparties who agree to swap cash flows based on the inflation rate against fixed cash flows. CPI futures and inflation swaps can be used to hedge the inflation risk in nominal bonds and can be combined with U.S. Treasury futures contracts to create synthetic TIPS.

     RISKS: If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. The Portfolios also may invest in other inflation related bonds that may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal. In addition, adjustments to principal will generally result in taxable income to a Portfolio at the time of such adjustment (that would generally be distributed by the Portfolio as part of its taxable dividends), even though the principal amount is not paid until maturity. The current market value of the bonds is not guaranteed, and will fluctuate.

     The U.S. Treasury only began issuing inflation-indexed bonds in 1997. As such, trading history for TIPS is shorter than for other U.S. Treasury note and bond programs and liquidity is generally lower than for nominal bonds.
     However, the U.S. Treasury has reaffirmed its commitment to issue TIPS and an improvement in liquidity is expected to continue. Lack of a liquid market may impose the risk of higher transaction costs and the possibility that a Portfolio may be forced to liquidate positions when it would not be advantageous to do so. Finally, there can be no assurance that the Consumer
     Price Index for Urban Consumers will accurately measure the real rate of inflation in the price of goods and services.

INVESTMENT COMPANIES

An investment company is an investment vehicle, which, for a management fee, invests the pooled funds of investors in securities appropriate for its investment objectives. Two basic types of investment companies exist:

1.   Open end funds: these funds have a floating number of outstanding shares and will sell or redeem shares at their current net asset value; and

2.   Closed end funds: these funds have a fixed number of outstanding shares that are typically traded on an exchange.

                                       41

The Portfolios will not invest in any funds classified as "load funds."

The acquiring company may not purchase or otherwise acquire securities in the acquired company (if no-load) if, immediately after the acquisition, the acquiring company and any company controlled by it would own in the aggregate more than 3% of the total outstanding voting stock of the acquired company, or would not otherwise comply with any requirements under the Investment Company
Act of 1940.

The Fund has applied to the Commission for an exemptive order which, if granted, would permit a Portfolio to invest in another Portfolio within the FFTW Funds,
Inc., family. This is commonly referred to as cross-Portfolio investing. Should such cross-Portfolio investing occur, investors will not be double-charged advisory fees. The Portfolio in which it is directly invested will only charge investors an advisory fee. Shareholders of the Fund will be notified of any changes should the exemptive order permitting cross-Portfolio trading be granted.

     RISKS: Generally, risks posed by a particular fund will mirror those posed by the underlying securities. A money market fund has the highest safety of principal, whereas bond funds are vulnerable to interest rate movements.

LOAN PARTICIPATIONS AND ASSIGNMENTS

Fixed and floating rate loans ("Loans") are arranged through private negotiations between an entity whose securities the Portfolio could have purchased directly (a "Borrower") and one or more financial institutions
("Lenders"). A Portfolio may invest in Loans in the form of assignments
("Assignments") of all or a portion of Loans from third parties or in the form of Participations ("Participations"). When a Portfolio purchases an Assignment from a Lender, the Portfolio will acquire direct rights against the Borrower on the Loan, except that under certain circumstances such rights may be more limited than those held by the assigning Lender. When a Portfolio purchases a
Participation, the Portfolio will have a contractual relationship only with the
Lender, and not the Borrower. The Portfolio will have the right to receive payments of principal, interest and any fee to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the Borrower. Because an investment in a Participation is subject to the credit risk of both the Borrower and the Lender, a Portfolio will acquire a Participation only if the Lender interpositioned between the Portfolio and the
Borrower is determined by the Adviser to be creditworthy.

     RISKS: The Portfolios generally will have no right to enforce compliance by the Borrower with the terms of the loan agreement relating to the Loan, nor any rights or set-off against the Borrower, and the Portfolios may not benefit directly from any collateral supporting the Loan in which they have purchased a Participation. As a result, a Portfolio will assume the credit risk of both the Borrower and the Lender that is selling the Participation.

                                       42

MORTGAGE-BACKED SECURITIES

Mortgage-backed securities are securities representing ownership interests in, or debt obligations secured entirely or primarily by, "pools" of residential or commercial mortgage loans or other mortgage-backed securities. Mortgage-backed securities may take a variety of forms, the most common being:

1.   Mortgage-pass through securities issued by

     a.   the Government National Mortgage Association (Ginnie Mae),
     b.   the Federal National Mortgage Association (Fannie Mae),
     c.   the Federal Home Loan Mortgage Corporation (Freddie Mac),
     d.   commercial banks, savings and loan associations, mortgage banks or by issuers that are affiliates of or sponsored by such entities,

2.   Collateralized mortgage obligations (CMOs) which are debt obligations collateralized by such assets, and

3.   Commercial mortgage-backed securities.

The Investment Adviser expects that new types of mortgage-backed securities may be created offering asset pass-through and asset-collateralized investments in addition to those described above by governmental, government-related and private entities. As new types of mortgage-related securities are developed and offered to investors, the Investment Adviser will consider whether it would be appropriate for a Portfolio to make investments in them.

CMOs are derivatives collateralized by mortgage pass-through securities. Cash flows from mortgage pass-through securities are allocated to various tranches in a predetermined, specified order. Each tranche has a stated maturity - the latest date by which the tranche can be completely repaid, assuming no prepayments - and has an average life - the average of the time to receipt of a principal payment weighted by the size of the principal payment. The average life is typically used as a proxy for maturity because the debt is amortized, rather than being paid off entirely at maturity.

     RISKS: A Portfolio may invest in mortgage-backed and other asset-backed securities carrying the risk of a faster or slower than expected prepayment of principal which may affect the duration and return of the security.
     Portfolio returns will be influenced by changes in interest rates. Changes in market yields affect a Portfolio's asset value since Portfolio debt will generally increase in value when interest rates fall and decrease when interest rates rise. Compared to debt that cannot be prepaid, mortgage-backed investments are less likely to increase in value during periods of declining interest rates and have a higher risk of decline in value during periods of rising interest rates. Thus, interest rates have an inverse relationship with corresponding market values. Prices of shorter-term securities generally fluctuate less in response to interest rate changes than do longer-term securities.

MULTI-NATIONAL CURRENCY UNIT SECURITIES OR MORE THAN ONE CURRENCY DENOMINATION

Multi-national currency unit securities are tied to currencies of more than one nation. This includes the Euro--a "basket" consisting of specified currencies of the member states of the European Community (a Western European economic cooperative organization). These securities include securities denominated in the currency of one nation, although it is issued by a governmental entity, corporation or financial institution of another nation.

     RISKS: Investments involving multi-national currency units are subject to changes in currency exchange rates which may cause the value of such invested securities to decrease relative to the U.S. dollar.

                                       43

MUNICIPAL INSTRUMENTS

Municipal instruments are debt obligations issued by a state or local government entity. The instruments may support general governmental needs or special governmental projects. It is not anticipated that such instruments will ever represent a significant portion of the Portfolio's assets.

     RISKS: Investments in municipal instruments are subject to the municipality's ability to make timely payment. Municipal instruments may also be subject to bankruptcy protection should the municipality file for such protection.

REPURCHASE AND REVERSE REPURCHASE AGREEMENTS

Under a repurchase agreement, a bank or securities firm (a dealer in U.S.
government Securities reporting to the Federal Reserve Bank of New York) or the
Fund's Custodian agrees to sell U.S. government Securities to a Portfolio and repurchase such securities from the Portfolio for an agreed price at a later date. Under a reverse repurchase agreement, a primary or reporting dealer in
U.S. government Securities purchases U.S. government securities from the
Portfolio and the Portfolio agrees to repurchase the securities for an agreed price at a later date.

The Portfolio will maintain a segregated custodial account for its reverse repurchase agreements. Until repayment is made, the segregated accounts may contain cash, U.S. government Securities or other liquid, unencumbered securities having an aggregate value at least equal to the amount of such commitments to repurchase (including accrued interest). Repurchase and reverse repurchase agreements will generally be restricted to those maturing within seven days.

     RISKS: If the other party to a repurchase and/or reverse repurchase agreement becomes subject to a bankruptcy or other insolvency proceeding, or fails to satisfy its obligations thereunder, delays may result in recovering cash or the securities sold, or losses may occur as to all or part of the income, proceeds or rights in the security.

SHORT SALES

Short sales are transactions in which a Portfolio sells a security it does not own in anticipation of a decline in the market value of that security. Short selling provides the Investment Adviser with flexibility to reduce certain risks of the Portfolio's holdings and increase the Portfolio's total return. To the extent that the Portfolio has sold securities short, it will either (i) maintain a daily segregated account, containing cash, U.S. government securities or other liquid and unencumbered securities, at such a level that (a) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (b) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time it was sold short or (ii) hold an off setting long position.

     RISKS: A short sale is generally used to take advantage of an anticipated decline in price or to protect a profit. A Portfolio will incur loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Portfolio replaces the borrowed money. The amount of any loss will be increased by the amount of any premium or amounts in lieu of interest the Portfolio may be required to pay in connection with a short sale. Without the purchase of an option, the potential loss from a short sale is unlimited.

                                       44

STRIPPED INSTRUMENTS

Stripped instruments are bonds, reduced to its two components: the right to receive periodic interest payments (IOs) and the right to receive principal repayments (POs). Each component is then sold separately. Such instruments include:

a.   Municipal Bond Strips;
b.   Treasury Strips; and
c.   Stripped Mortgage-Backed Securities

     RISKS: POs do not pay interest; return is solely based on payment of principal at maturity. Both POs and IOs tend to be subject to greater interim market value fluctuations in response to changes in interest rates.
     Stripped Mortgage-Backed Securities IOs run the risk of unanticipated prepayment, which will decrease the instrument's overall return.

TBA (TO BE ANNOUNCED) TRANSACTIONS

In a TBA transaction, the type of mortgage-backed securities to be delivered is specified at the time of trade, but the actual pool numbers of the securities to be delivered are not known at the time of the trade. For example, in a TBA transaction, an investor could purchase $1 million 30 year mortgage-backed securities issued by the Federal National Mortgage Association and receive up to three pools on the settlement date. The pool numbers to be delivered at settlement will be announced shortly before settlement takes place. Agency pass-through mortgage-backed securities are usually issued on a TBA basis. The
Portfolio will maintain a segregated custodial account containing cash, U.S.
government securities or other liquid and unencumbered securities having a value at least equal to the aggregate amount of a Portfolio's TBA transactions.

     RISKS: The value of the security on the date of delivery may be less than its purchase price, presenting a possible loss of asset value. In addition, a portfolio may experience delays in payment or loss of income if the counterparty fails to perform under the contract.

TOTAL RETURN SWAPS

A total return swap is an exchange of one security for another. Unlike a hedge swap, a total return swap is solely entered into as a derivative investment to enhance total return.

     RISKS: A total return swap may result in a Portfolio obtaining an instrument, which for some reason, does not perform as well as the original swap instrument. Additionally, potential risks of default also exist on the part of the counterparty.

U.S. GOVERNMENT AND AGENCY SECURITIES AND GOVERNMENT-SPONSORED
ENTERPRISES/FEDERAL AGENCIES

U.S. government and agency securities are issued by or guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities and supported by the full faith and credit of the United States. A Portfolio may also invest in other securities which may be issued by a U.S.
government-sponsored enterprise or federal agency, and supported either by its ability to borrow from the U.S. Treasury or by its own credit standing. Such securities do not constitute direct obligations of the United States but are issued, in general, under the authority of an Act of Congress. The universe of eligible securities in these categories include those sponsored by:

                                       45

a.   U.S. Treasury Department;
b.   Farmer's Home Administration;
c.   Federal Home Loan Mortgage Corporation;
d.   Federal National Mortgage Association;
e    Government National Mortgage Association; and
f.   U.S. Department of Veterans' Affairs.

     RISKS: Investing in securities backed by the full faith and credit of the
     U.S. government are guaranteed only as to interest rate and face value at maturity, not its current market price.

WARRANTS

A warrant is a corporate-issued option that entitles the holder to buy a proportionate amount of common stock at a specified price. Warrants are freely transferable and can be traded on the major exchanges.

     RISKS: Warrants retain their value only so long as the stock retains its value. Typically, when the value of the stock drops, the value of the warrant drops.

WHEN ISSUED AND FORWARD COMMITMENT SECURITIES

The purchase of a when issued or forward commitment security will be recorded on the date a Portfolio enters into the commitment. The value of the security will be reflected in the calculation of the Portfolio's net asset value. The value of the security on delivery date may be more or less than its purchase price.
Generally, no interest accrues to a Portfolio until settlement. A Portfolio will maintain a segregated custodial account containing cash, U.S. government securities or other liquid and unencumbered securities having a value at least equal to the aggregate amount of a Portfolio's when issued and forward commitments transactions.

     RISKS: The value of the security on the date of delivery may be less than its purchase price, presenting a possible loss of asset value.

                                       46

ZERO COUPON SECURITIES

Zero coupon securities are typically sold at a deep discount from their face value. Such securities make no periodic interest payments, however, the buyer receives a rate of return by the gradual appreciation of the security, until it is redeemed at face value on a specified maturity date.

     RISKS: Zero coupon securities do not pay interest until maturity and tend to be subject to greater interim market value fluctuations in response to interest rate changes rather than interest paying securities of similar maturities. Credit risk is generally greater for these investments that are required to pay interest only at maturity rather than at intervals during the life of the investment.

                               PORTFOLIO TURNOVER

Portfolio turnover rates are believed to be higher than the turnover experienced by most fixed income funds, due to the Investment Adviser's active management of duration. This could, in turn, lead to higher turnover costs. High Portfolio turnover may involve greater brokerage commissions and transactions costs which will be paid by a Portfolio. In addition, high turnover rates may result in increased short-term capital gains.

                        SUPPLEMENTAL INVESTMENT POLICIES

ALL PORTFOLIOS

Each Portfolio may invest more than 5% of its net assets in futures margins and/or premiums on options only if it is being used for bona fide hedging purposes.

U.S. TREASURY PORTFOLIO

The Portfolio may invest up to 5% of its net assets in high quality (rating of
AA by S&P, Aa by Moody's or a comparable rating, or higher from a nationally recognized statistical rating organization) fixed income securities.

U.S. CORPORATE PORTFOLIO

The Portfolio may invest up to 20% of its net assets in non-dollar-denominated corporate debt obligations of foreign issuers, or other U.S. dollar-denominated non-corporate debt obligations.

BROAD MARKET PORTFOLIO

The Portfolio has limited exposure to non-U.S. dollar denominated securities.

                                       47

                              SHAREHOLDER INQUIRIES

This Prospectus contains a concise statement of information investors should know before they invest in a Portfolio. Please retain this Prospectus for future reference. Additional information about a Portfolio's investments will be available in the Fund's Annual and Semi-Annual reports to shareholders, as well as the SAI dated April 30, 2005 (as amended from time to time). The SAI provides more detailed information about the Portfolios, including their operations and investment policies. A current SAI is on file with the Commission and is incorporated by reference and is legally considered a part of this Prospectus.

A Portfolio's SAI, Annual and Semi-Annual reports are available, without charge, upon request by contacting the Transfer Agent at (800) 247-0473. You may also request other information about a Portfolio and make inquiries by contacting
(800) 247-0473.

A copy of the SAI of the Portfolios, as well as additional information about the
Portfolios, can be obtained free of charge on the Internet at:
http://www.fftw.com/. Copies of the Annual and Semi-Annual Reports of the
Portfolios are not available at this website as prospective shareholders may request copies of these Reports from the Transfer Agent and existing investors are mailed these Reports when they become available.

Information about a Portfolio (including the SAI) can be reviewed and copied at the Commission's Public Reference Room in Washington D.C. Information on the
operation of the public reference room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Portfolios are available on the Commission's Internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, Washington D.C. 20549-0102 or by
electronic request at the following e-mail address: publicinfo@sec.gov.

DISTRIBUTED BY:
Quasar Distributors, LLC

Fund's Investment Company Act filing number: 811-5796

                                       48

The Investor Class Shares are not currently available for sale.

                                FFTW FUNDS, INC.
-------------------------------------------------------------------------------

         200 PARK AVENUE, 46TH FLOOR, NEW YORK, NEW YORK 10166 (212) 681-3000

                                 Distributed by:
                            Quasar Distributors, LLC
                            615 East Michigan Street
                           Milwaukee, Wisconsin 53202

================================================================================

                       STATEMENT OF ADDITIONAL INFORMATION

================================================================================

                     Advisor Class and Investor Class Shares

                                 APRIL 30, 2005

FFTW Funds, Inc. (the "Fund") is a no-load, open-end management investment company managed by Fischer Francis Trees & Watts, Inc. (the "Investment Adviser"
or "FFTW, Inc."). The Fund currently consists of seventeen portfolios (each a
"Portfolio") as described below:

        PROSPECTUS                             PROSPECTUS
   -----------------------------           -----------------------------

     Mortgage LIBOR*                        U.S. Short-Term
     Asset-Backed*                          Limited Duration
     High Yield*                            Mortgage-Backed
     Enhanced Equity Markets*               Worldwide
     U.S. Treasury*                         Worldwide Core
     U.S. Corporate*                        International
     Broad Market*                          U.S. Inflation-Indexed
     International Corporate*               Global Inflation-Indexed Hedged
     Global High Yield*

*This Portfolio is not active at this time.

This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the Portfolios' Prospectuses dated April 30, 2005
(as amended from time to time). Financial statements are incorporated by reference into this SAI from the Fund's Annual Report. You can obtain a free copy of a Prospectus or the Fund's most recent Annual or Semi-Annual Report by contacting the Fund at (800) 247-0473. This SAI incorporates the Prospectuses by reference.

                                       1

                                    CONTENTS

                                                                          Page
Overview of the Fund                                                        3
History of the Fund                                                         3
Organization of the Fund                                                    3
Management of the Fund                                                      4
Principal Securities Holders                                               17
Distribution of Fund Shares                                                21
Supplemental Portfolio Information                                         22
Supplemental Investment Information                                        23
Supplemental Description of Investments                                    23
Supplemental Description of Investment Techniques                          31
Supplemental Discussion of Risks                                           31
Supplemental Hedging Techniques                                            35
Investment Restrictions                                                    45
Portfolio Transactions                                                     49
Disclosure of Fund Portfolio Holdings                                      51
Securities Valuation                                                       53
Supplemental Tax Considerations                                            53
Shareholder Information                                                    59
Custodian and Accounting Agent                                             60
Transfer and Disbursing Agent                                              60
Legal Counsel                                                              60
Independent Registered Public Accounting Firm                              60
Financial Statements                                                       60
Appendix A: Quality Rating Descriptions                                    61
Appendix B: Proxy Voting Procedures                                        66

                                       2

                              OVERVIEW OF THE FUND

                               HISTORY OF THE FUND

The Fund commenced operations on December 6, 1989. From its inception as a
Maryland corporation on February 23, 1989 to September 27, 1989, the Fund's name was "FFTW Institutional Reserves Fund, Inc." From September 27, 1989 to July 22,
1991 the Fund's name was "FFTW Reserves, Inc." On July 22, 1991 the Fund's name was changed to its present name, "FFTW Funds, Inc." The U.S. Short-Term
Portfolio commenced operations on December 6, 1989, the Worldwide Portfolio commenced operations on April 15, 1992 and the Worldwide Core Portfolio
commenced operations on May 19, 1992. These Portfolios were called the
Short-Term Series (and prior to September 18, 1991, the FFTW Institutional
Reserves Fund), Worldwide Series and Worldwide-Hedged Series (now known as
Worldwide Core Portfolio), respectively. The Limited Duration Portfolio commenced operations on July 26, 1993. The International Portfolio commenced operations on May 9, 1996 and the Mortgage-Backed Portfolio commenced operations on April 29, 1996. The U.S. Inflation-Indexed Portfolio commenced operations on
January 2, 2001. The Global Inflation-Indexed Hedged Portfolio commenced operations on January 14, 2003. All other Portfolios of the Fund had not commenced operations as of the date of this SAI. The Board of Directors approved a name change for several Portfolios, eliminating "Fixed Income" from their name. Effective September 11, 1998, the name of the Stable Return Portfolio was changed to Limited Duration Portfolio and the name of the Mortgage Total Return
Portfolio was changed to the Mortgage-Backed Portfolio. Effective April 30,
2001, the name of the Worldwide-Hedged Portfolio was changed to Worldwide Core
Portfolio. Effective January 1, 2003, the names of the Inflation-Indexed Hedged
Portfolio and the Inflation-Indexed Portfolio were changed to the U.S.
Inflation-Indexed Portfolio and the Global Inflation-Indexed Hedged Portfolio,
respectively. Effective April 30, 2005, a new class of shares called the
"Investor Class Shares" were issued by the Fund. Investor Class Shares are not currently being offered by the Portfolios. Outstanding shares of the Fund prior to April 30, 2005, were re-designated as the "Advisor Class Shares."

                            ORGANIZATION OF THE FUND

STOCK ISSUANCE
--------------

The Fund's authorized capital stock consists of 5,000,000,000 shares, each with
$.001 par value. Each Portfolio has been allocated 200,000,000 shares, with
1,600,000,000 shares unallocated.

SHAREHOLDER VOTING
------------------

Each Portfolio's shares have equal voting rights-all shareholders have one vote for each share held. All issued and outstanding shares are fully paid and non-
assessable, transferable, and redeemable at net asset value at the shareholder's option. Shares have no preemptive or conversion rights. Shares may be voted in the aggregate, by Portfolio, and by Class.

The Fund's shares have non-cumulative voting rights. Thus, in a Board of
Directors election, shareholders holding more than 50% of the voting shares can elect 100% of the Directors if they choose to do so. In such event, the holders of the remaining voting shares (less than 50%) will be unable to elect any person or persons to the Board of Directors.

CROSS PORTFOLIO LIABILITY
-------------------------

No Portfolio of the Fund shall be liable for the obligations of any other
Portfolio.

                                       3

                             MANAGEMENT OF THE FUND

BOARD OF DIRECTORS AND OFFICERS
-------------------------------

The Fund is managed by its Board of Directors. The Board of Directors is generally responsible for management of the business and affairs of the Fund.
The Board of Directors formulates the general policies of the Fund, approves contracts and authorizes Fund officers to carry out the decisions of the Board.
The Board of Directors and principal officers of the Fund are listed below together with information on their positions with the Fund, address, date of birth, and principal occupations during the past five years and other principal business affiliations. Independent Directors are not "interested persons" (as defined in the Investment Company Act of 1940 Act) of the Fund.

INDEPENDENT DIRECTORS:

----------------------- ------------ ------------------ ---------------------------------- --------------------- -------------------
NAME, ADDRESS, AND AGE  POSITION(S)  TERM OF OFFICE(1)  PRINCIPAL OCCUPATION(S)            NUMBER OF PORTFOLIOS  OTHER DIRECTORSHIPS
                        HELD WITH    AND LENGTH OF      DURING PAST FIVE YEARS             IN FUND COMPLEX       HELD BY
                        FUND         TIME SERVED                                           OVERSEEN BY DIRECTOR  DIRECTOR
----------------------- ------------ ------------------ ---------------------------------- --------------------- -------------------

John C Head III         Director     Since June         Managing Member of Head & Company            17          Director of several
c/o FFTW, Inc.                       1989               L.L.C. since 1987.                                       private companies.
200 Park Avenue
New York, NY 10166
Age: 59
----------------------- ------------ ------------------ ---------------------------------- --------------------- -------------------
Lawrence B. Krause      Director     Since April 1991   Professor Emeritus at the                    17          Director-
c/o FFTW, Inc.                                          University of California - San                           PriceSmart Inc.
200 Park Avenue                                         Diego ("UCSD"), La Jolla, CA from
New York, NY 10166                                      1987 to 1998; member of the
Age: 75                                                 Council on Foreign Relations and
                                                        Journal of Economic Research.
----------------------- ------------ ------------------ ---------------------------------- --------------------- -------------------
Saul H. Hymans          Director     Since April 1999   Professor Emeritus of Economics              17                      N/A
c/o FFTW, Inc.                                          and Statistics and Director of the
200 Park Avenue                                         Research Seminar in Quantitative
New York, NY 10166                                      Economics at the University of
Age: 68                                                 Michigan; member of the Michigan
                                                        faculty since 1964.
----------------------- ------------ ------------------ ---------------------------------- --------------------- -------------------
Andrea Redmond          Director     Since April 1999   Managing Director of Russell                 17                      N/A
c/o FFTW, Inc.                                          Reynolds Associates, Inc., an
200 Park Avenue                                         executive search firm, since
New York, NY 10166                                      1986.
Age: 49
----------------------- ------------ ------------------ ---------------------------------- --------------------- -------------------

(1) Each Director is elected to serve in accordance with the Articles of
Incorporation and By-Laws of the Fund until his or her successor is duly elected and qualified.

                                       4

INTERESTED DIRECTORS:

----------------------- ------------ ------------------ --------------------------------- --------------------- -------------------
NAME, ADDRESS, AND AGE  POSITION(S)  TERM OF OFFICE(1)  PRINCIPAL OCCUPATION(S)           NUMBER OF PORTFOLIOS  OTHER DIRECTORSHIPS
                        HELD WITH    AND LENGTH OF      DURING PAST FIVE YEARS            IN FUND COMPLEX       HELD BY
                        FUND         TIME SERVED                                          OVERSEEN BY DIRECTOR  DIRECTOR
----------------------- ------------ ------------------ --------------------------------- --------------------- -------------------

Onder John Olcay(2)     Chairman of  Since February     Vice Chairman and Managing                 17           Chairman of the
FFTW                    the Board    1989, formerly     Director of FFTW, Inc. and its                          Board of Directors
2 Royal Exchange        of           President          parent company, Charter Atlantic                        of the following
London EC3V 3RA         Directors                       Corporation since 1983.                                 Boards: Fischer
England                                                                                                         Francis Trees &
Age: 68                                                                                                         Watts (Singapore),
                                                                                                                Pte. Ltd., Fischer
                                                                                                                Francis Trees &
                                                                                                                Watts KK, FFTW Funds
                                                                                                                Selection, FFTW
                                                                                                                Funds Selection II,
                                                                                                                FFTW Mortgage Total
                                                                                                                Return Fund plc, and
                                                                                                                FFTW Global Debt
                                                                                                                Fund plc.
----------------------- ------------ ------------------ --------------------------------- --------------------- -------------------
Stephen P. Casper(2)    Director,    Chief Executive    Managing Director of FFTW, Inc.            17           Director of the
FFTW, Inc.              Chief        Officer and        and its parent company, Charter                         following Boards:
200 Park Avenue         Executive    President since    Atlantic Corporation since                              The Depository Trust
New York, NY 10166      Officer      November 2002,     December 1991; Chief Executive                          & Clearing
Age: 55                 and          formerly Vice      Officer and President from April                        Corporation, The
                        President    President from     2004; Chief Operating Officer of                        Depository Trust
                                     February           FFTW, Inc. and its parent                               Company, The
                                     2001-November      company, Charter Atlantic                               National Securities
                                     2002, Director     Corporation since May 2001.                             Clearing
                                     since November                                                             Corporation, The
                                     1997; formerly,                                                            Emerging Markets
                                     Treasurer from                                                             Clearing
                                     October 1990 -                                                             Corporation, The
                                     November 1997                                                              Fixed Income
                                                                                                                Clearing
                                                                                                                Corporation, Fischer
                                                                                                                Francis Trees &
                                                                                                                Watts (Singapore)
                                                                                                                Pte Ltd, FFTW Funds
                                                                                                                Selection, FFTW
                                                                                                                Funds Selection II,
                                                                                                                FFTW Diversified
                                                                                                                Alpha Fund Ltd.,
                                                                                                                FFTW Global Credit
                                                                                                                Fund SPC,
                                                                                                                MarketAxess
                                                                                                                Holdings, Inc., FFTW
                                                                                                                Mortgage Total
                                                                                                                Return Fund plc, and
                                                                                                                FFTW Global Debt
                                                                                                                Fund plc.
----------------------- ------------ ------------------ --------------------------------- --------------------- -------------------

(1) Each Director is elected to serve in accordance with the Articles of
Incorporation and By-Laws of the Fund until his or her successor is duly elected and qualified.

(2) Messrs. Olcay and Casper are considered "interested persons" of FFTW Funds,
Inc. (the "Fund") as defined in the Investment Company Act of 1940, as amended,
(the "1940 Act") because of their positions with FFTW, Inc., the Investment
Adviser to the Fund.

                                        5

PRINCIPAL OFFICERS:

----------------------------------- ------------------------- ------------------ ---------------------------------------------------
NAME, ADDRESS, AND AGE              POSITION(S) HELD WITH     TERM OF OFFICE(1)  PRINCIPAL OCCUPATION(S)
                                    FUND                      AND LENGTH OF      DURING PAST FIVE YEARS
                                                              TIME SERVED
----------------------------------- ------------------------- ------------------ ---------------------------------------------------

Michael L. Wyne                     Vice President            Since December     Director of Operations/Head of Global
FFTW, Inc.                                                    2003               Reporting/Analytics and Marketing at FFTW, Inc.
200 Park Avenue                                                                  since 1986.
New York, NY 10166
Age: 44
----------------------------------- ------------------------- ------------------ ---------------------------------------------------
William E. Vastardis                Treasurer, Chief          Treasurer and      President of EOS Fund Services LLC since 2003 and
EOS Fund Services LLC               Financial Officer,        Principal          Co-Chief Executive Officer of EOS Compliance
26 West 17th Street, Suite 601      Chief Compliance          Financial          Services LLC since 2004; Managing Director for
New York, NY 10011                  Officer (CCO) and         Officer since      Investors Capital Services, Inc. (formerly AMT
Age: 49                             Anti-Money Laundering     November 1997;     Capital Services, Inc.) from 1992 to 2003.
                                    Compliance Officer        formerly,
                                    (AMLCO)                   Secretary from
                                                              February 1998 to
                                                              May 2000; CCO
                                                              since October
                                                              2004; AMLCO since
                                                              September 2002
----------------------------------- ------------------------- ------------------ ---------------------------------------------------
Victoria B. McFarlane               Assistant Treasurer       Since December     Director, Mutual Fund Administration, Investors
Investors Bank & Trust                                        2003               Bank & Trust Company since April 2002; Assistant
200 Clarendon Street                                                             Vice President, MFS Investment Management from 1998
Boston, MA 02116                                                                 to 2002.
Age: 38
----------------------------------- ------------------------- ------------------ ---------------------------------------------------
Robin Meister                       Secretary                 Since May 2000      Chief Compliance Officer of FFTW Inc. since 2004;
FFTW, Inc.                                                                        Chief Legal and Risk Officer of FFTW, Inc. since
200 Park Avenue                                                                   2002; Managing Director of FFTW, Inc. since 2003;
New York, NY 10166                                                                General Counsel of FFTW Inc. since 1998.
Age: 46
----------------------------------- ------------------------- ------------------ ---------------------------------------------------

(1) Officers are elected to hold such office until their successor is elected and qualified to carry out the duties and responsibilities of their office, or until he or she resigns or is removed from office.

                                        6

No employee of the Investment Adviser, or Investors Bank & Trust Company
("Investors Bank"; the "Custodian"; the "Transfer Agent"; or the
"Administrator") or EOS Fund Services LLC ("EOS" or the "Operations Monitoring
Agent") receives compensation from the Fund for acting as an officer or director of the Fund. FFTW Funds, Inc. pays each director who is not a director, officer or employee of the Investment Adviser or Investors Bank or any of their affiliates, an annual retainer of $40,000 which is paid in quarterly installments. The lead independent Director receives additional compensation of
$10,000 on an annual basis, which is paid in quarterly installments.

DIRECTOR'S COMPENSATION TABLE FISCAL YEAR ENDED DECEMBER 31, 2004

--------------------------------------------------------------------------------------------------------
                        AGGREGATE       PENSION OR              ESTIMATED         TOTAL COMPENSATION
                        COMPENSATION    RETIREMENT BENEFITS     ANNUAL            FROM REGISTRANT
                        FROM            ACCRUED AS PART         BENEFITS UPON     AND FUND COMPLEX
DIRECTOR                REGISTRANT      OF FUND EXPENSES        RETIREMENT        PAID TO DIRECTORS
--------                ----------      ----------------        ----------        -----------------

John C Head III*         $50,000         $                       $                 $50,000
------------------------------------------------------------------------------------------
Saul H. Hymans           $40,000         $                       $                 $40,000
------------------------------------------------------------------------------------------
Lawrence B. Krause       $40,000         $                       $                 $40,000
------------------------------------------------------------------------------------------
Andrea Redmond           $40,000         $                       $                 $40,000
------------------------------------------------------------------------------------------
========================================================================================================

Stephen P. Casper**        $0            $0                      $0                 $0
---------------------------------------------------------------------------------------
Onder John Olcay**         $0            $0                      $0                 $0
---------------------------------------------------------------------------------------
*  Lead Independent Director
** Received no compensation from the Fund.
--------------------------------------------------------------------------------------------------------

By virtue of the responsibilities assumed by the Investment Adviser, Investors
Bank, EOS and their affiliates under their respective agreements with the Fund, the Fund itself requires no employees in addition to its officers.

Directors and officers of the Fund collectively owned less than 1% of the Fund's outstanding shares as of April 1, 2005.

DIRECTORS' SHARE OWNERSHIP IN THE FUND AS OF DECEMBER 31, 2004
--------------------------------------------------------------

-------------------------------- ------------------------------------------- ----------------------------
                                                                             AGGREGATE DOLLAR RANGE OF
                                 DOLLAR RANGE OF EQUITY SECURITIES IN EACH   EQUITY SECURITIES IN THE
NAME OF DIRECTOR                 PORTFOLIO OF THE FUND                       PORTFOLIOS OF THE FUND
-------------------------------- ------------------------------------------- ----------------------------

INDEPENDENT DIRECTORS
-------------------------------- ------------------------------------------- ----------------------------
John C Head III                  None                                        None
-------------------------------- ------------------------------------------- ----------------------------
Lawrence B. Krause               None                                        None
-------------------------------- ------------------------------------------- ----------------------------
Saul H. Hymans                   None                                        None
-------------------------------- ------------------------------------------- ----------------------------
Andrea Redmond                   None                                        None
-------------------------------- ------------------------------------------- ----------------------------
INTERESTED DIRECTORS
-------------------------------- ------------------------------------------- ----------------------------
Stephen P. Casper                International Portfolio  $50,001-$100,000   $50,001-$100,000
-------------------------------- ------------------------------------------- ----------------------------
Onder John Olcay                 None                                        None
-------------------------------- ------------------------------------------- ----------------------------

As of December 31, 2004, neither the Independent Directors nor any of their immediate family members owned any securities issued by FFTW, Inc., Charter
Atlantic Corporation, Quasar Distributors, LLC ("Quasar") or any other company controlling, controlled by or under common control with FFTW, Inc., Charter
Atlantic Corporation or Quasar, except as noted above.

                                       7

COMMITTEES OF THE BOARD OF DIRECTORS
------------------------------------

The Board of Directors has an Audit Committee and Nominating Committee, each of which is comprised of all of the Independent Directors of the Fund. Currently,
Messrs. Head, Hymans and Krause and Ms. Redmond comprise both the Audit and
Nominating Committees.

The Nominating Committee, pursuant to a Nominating Committee Charter, adopted by the Board, nominates Independent Directors for election to the Fund's Board of
Directors. The Nominating Committee met one time during the fiscal year ended
December 31, 2004. The Nominating Committee will not consider nominees recommended by shareholders. The Audit Committee, pursuant to an Audit Committee
Charter adopted by the Board, recommends the selection and compensation of the
Fund's accounting firm; pre-approves all audit and non-audit services; oversees the Fund's accounting and financial reporting policies and practices; its internal controls and internal controls of certain service providers; oversees the quality and objectivity of the Fund's financial statements and the independent audit thereof; ascertains the independence of the Fund's independent auditors; and acts as liaison between the Fund's independent auditors and the full Board of Directors. The Audit Committee met three times during the fiscal year ended December 31, 2004.

CODE OF ETHICS
--------------

The Fund, Investment Adviser and the Distributor have each adopted a Code of
Ethics (each a "Code" and collectively, the "Codes") under Rule 17j-1 of the
1940 Act governing the personal investment activity by investment company personnel, including portfolio managers, and other persons affiliated with the
Fund, who may be in a position to obtain information regarding investment recommendations or purchases and sales of securities for a Portfolio. These
Codes permit persons covered by the Codes to invest in securities for their own accounts, including securities that may be purchased or held by a Portfolio, subject to pre-approval by the Investment Adviser and other restrictions on investment practices that may conflict with the interests of a Portfolio. In addition, covered persons' purchase of fund shares is also subject to pre-approval.

PROXY VOTING PROCEDURES
-----------------------

The Fund has delegated proxy voting responsibilities to the Investment Adviser, subject to the Board's general oversight. In delegating proxy responsibilities, the Board has directed that proxies be voted consistent with the Fund and its shareholders' best interests and in compliance with all applicable proxy voting rules and regulations. The Investment Adviser has adopted its own proxy voting policies and guidelines for this purpose. The Proxy Voting Procedures address, among other things, material conflicts of interest that may arise between the interests of the Fund and the interests of the Investment Adviser and its affiliates. The Proxy Voting Procedures are provided in Appendix B of this SAI.

Information regarding how the Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1)
without charge, upon request, by calling the Portfolios toll-free at
(800)247-0473; and (2) on the SEC's website at http://www.sec.gov.

PORTFOLIO MANAGER DISCLOSURE
----------------------------

FFTW INTERNATIONAL PORTFOLIO
----------------------------

Kevin Corrigan, Managing Director, joined FFTW in July 1995. Mr. Corrigan is one of seven senior portfolio managers who make up the Investment Strategy Group, which establishes overall portfolio exposures. Mr. Corrigan heads the Non-US
Corporate Credit Team and co-heads FFTW's corporate absolute return products. He is the product manager for FFTW's European Domestic portfolios.

                                       8

Richard Williams, co-Chief Investment Officer and Managing Director, joined FFTW in 1995. In his role as co-Chief Investment Officer, Mr. Williams chairs the
Investment Strategy Group, which determines the investment strategy and sector allocations for all portfolios under the firm's management. His primary portfolio responsibility is for global aggregate portfolios.

FFTW MORTGAGE-BACKED PORTFOLIO
------------------------------

Andrew M. Headley, CFA, Portfolio Manager, joined FFTW in 1994. Mr. Headley is a specialist on the Structured Products Team, where he has worked since 1996. He focuses on various sectors of the commercial and residential mortgage-backed securities markets, including pass-throughs, collateralized mortgage obligations and other structured securities. Mr. Headley also acts as portfolio manager for a number of broad-market portfolios, with responsibility for asset allocation, portfolio construction and risk management.

FFTW WORLDWIDE PORTFOLIO
------------------------

FFTW WORLDWIDE CORE PORTFOLIO
-----------------------------

David J. Marmon, Managing Director, joined FFTW in 1990. He is one of seven senior portfolio managers who make up the Investment Strategy Group, which establishes overall portfolio exposures. Mr. Marmon leads the US Corporate
Credit Team, which determines the security selection of US corporate and high yield bonds, and co-heads FFTW's corporate absolute return products.

FFTW U.S. SHORT-TERM PORTFOLIO
------------------------------

FFTW LIMITED DURATION PORTFOLIO
-------------------------------

Ken O'Donnell, CFA, Portfolio Manager, joined FFTW in 2002. Currently, Mr.
O'Donnell manages portfolios of structured securities consisting primarily of asset-backed (ABS) and mortgage-backed securities (MBS) as well as agency and US government securities. He is also responsible for the management of money market, short and short-intermediate portfolios.

FFTW U.S. INFLATION-INDEXED PORTFOLIO
-------------------------------------

FFTW GLOBAL INFLATION-INDEXED HEDGED PORTFOLIO
----------------------------------------------

Paul J. Zhao, Portfolio Manager, joined FFTW in 2004. Mr. Zhao is the product manager for the firm's US Government and TIPS mandates, Short Duration - No
Credit portfolios, and global inflation-linked bond funds.

Please refer to the table below for all portfolios managed by the Portfolio
Managers listed above, sorted according to their role as a Primary or Secondary
Portfolio Manager. This information is as of December 31, 2004.

                                       9

-----------------------------------------------------------------------------------------------------------------------------------
                                                                PRIMARY PORTFOLIO MANAGER

                                    KEVIN CORRIGAN   RICHARD WILLIAMS   ANDREW HEADLEY   DAVID MARMON    KEN O'DONNELL   PAUL ZHAO
---------------------------------- ---------------- ------------------ ---------------- --------------- --------------- -----------
REGISTERED INVESTMENT COMPANIES
---------------------------------- ---------------- ------------------ ---------------- --------------- --------------- -----------

TOTAL ACCOUNTS MANAGED                    1                 0                0                1               1              0
TOTAL ASSETS MANAGED                    1,035               0                0               215              96             0
---------------------------------- ---------------- ------------------ ---------------- --------------- --------------- -----------
Accounts with Performance Fee             0                 0                0                0               0              0
Assets with Performance Fee               0                 0                0                0               0              0
---------------------------------- ---------------- ------------------ ---------------- --------------- --------------- -----------
Accounts without Performance Fee          1                 0                0                1               1              0
Assets without Performance Fee          1,035               0                0               215              96             0
---------------------------------- ---------------- ------------------ ---------------- --------------- --------------- -----------

---------------------------------- ---------------- ------------------ ---------------- --------------- --------------- -----------
OTHER POOLED INVESTMENT VEHICLES
---------------------------------- ---------------- ------------------ ---------------- --------------- --------------- -----------
TOTAL ACCOUNTS MANAGED                    0                 0                0                1               0              0
TOTAL ASSETS MANAGED                      0                 0                0              2,948             0              0
---------------------------------- ---------------- ------------------ ---------------- --------------- --------------- -----------
Accounts with Performance Fee             0                 0                0                0               0              0
Assets with Performance Fee               0                 0                0                0               0              0
---------------------------------- ---------------- ------------------ ---------------- --------------- --------------- -----------
Accounts without Performance Fee          0                 0                0                1               0              0
Assets without Performance Fee            0                 0                0              2,948             0              0
---------------------------------- ---------------- ------------------ ---------------- --------------- --------------- -----------

---------------------------------- ---------------- ------------------ ---------------- --------------- --------------- -----------
OTHER ACCOUNTS
---------------------------------- ---------------- ------------------ ---------------- --------------- --------------- -----------
TOTAL ACCOUNTS MANAGED                   20                43                5                12              16            13
TOTAL ASSETS MANAGED                    3,028             8,143             548             2,875           2,329          2,028
---------------------------------- ---------------- ------------------ ---------------- --------------- --------------- -----------
Accounts with Performance Fee             4                 6                2                8               6              3
Assets with Performance Fee              809              1,760             174             1,673           1,253           782
---------------------------------- ---------------- ------------------ ---------------- --------------- --------------- -----------
Accounts without Performance Fee         16                37                3                4               10            10
Assets without Performance Fee          2,219             6,384             374             1,202           1,075          1,247
---------------------------------- ---------------- ------------------ ---------------- --------------- --------------- -----------

================================== ================ ================== ================ =============== =============== ===========
TOTAL ACCOUNTS MANAGED                   21                43                5                14              17            13
TOTAL ASSETS MANAGED                    4,063             8,143             548             6,039           2,424          2,028
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                              SECONDARY PORTFOLIO MANAGER

                                    KEVIN CORRIGAN   RICHARD WILLIAMS   ANDREW HEADLEY   DAVID MARMON    KEN O'DONNELL   PAUL ZHAO
---------------------------------- ---------------- ------------------ ---------------- --------------- --------------- -----------
REGISTERED INVESTMENT COMPANIES
---------------------------------- ---------------- ------------------ ---------------- --------------- --------------- -----------

TOTAL ACCOUNTS MANAGED                    0                 0                0                1               0              0
TOTAL ASSETS MANAGED                      0                 0                0                96              0              0
---------------------------------- ---------------- ------------------ ---------------- --------------- --------------- -----------
Accounts with Performance Fee             0                 0                0                0               0              0
Assets with Performance Fee               0                 0                0                0               0              0
---------------------------------- ---------------- ------------------ ---------------- --------------- --------------- -----------
Accounts without Performance Fee          0                 0                0                1               0              0
Assets without Performance Fee            0                 0                0                96              0              0
---------------------------------- ---------------- ------------------ ---------------- --------------- --------------- -----------

---------------------------------- ---------------- ------------------ ---------------- --------------- --------------- -----------
OTHER POOLED INVESTMENT VEHICLES
---------------------------------- ---------------- ------------------ ---------------- --------------- --------------- -----------
TOTAL ACCOUNTS MANAGED                    0                 0                0                0               0              0
TOTAL ASSETS MANAGED                      0                 0                0                0               0              0
---------------------------------- ---------------- ------------------ ---------------- --------------- --------------- -----------
Accounts with Performance Fee             0                 0                0                0               0              0
Assets with Performance Fee               0                 0                0                0               0              0
---------------------------------- ---------------- ------------------ ---------------- --------------- --------------- -----------
Accounts without Performance Fee          0                 0                0                0               0              0
Assets without Performance Fee            0                 0                0                0               0              0
---------------------------------- ---------------- ------------------ ---------------- --------------- --------------- -----------

                                       10

---------------------------------- ---------------- ------------------ ---------------- --------------- --------------- -----------
  OTHER ACCOUNTS
---------------------------------- ---------------- ------------------ ---------------- --------------- --------------- -----------

TOTAL ACCOUNTS MANAGED                    1                 4                5                13              1              6
TOTAL ASSETS MANAGED                     53                690             1,300            2,075             51           1,406
---------------------------------- ---------------- ------------------ ---------------- --------------- --------------- -----------
Accounts with Performance Fee             0                 1                2                1               0              6
Assets with Performance Fee               0                50               166               56              0            1,406
---------------------------------- ---------------- ------------------ ---------------- --------------- --------------- -----------
Accounts without Performance Fee          1                 3                3                12              1              0
Assets without Performance Fee           53                641             1,135            2,019             51             0
---------------------------------- ---------------- ------------------ ---------------- --------------- --------------- -----------

================================== ================ ================== ================ =============== =============== ===========
TOTAL ACCOUNTS MANAGED                    1                 4                5                14              1              6
TOTAL ASSETS MANAGED                     53                690             1,300            2,171             51           1,406
---------------------------------- ---------------- ------------------ ---------------- --------------- --------------- -----------
---------------------------------- ---------------- ------------------ ---------------- --------------- --------------- -----------

Registered Investment Companies includes US Mutual Fund Clients

Other Pooled Investment Vehicles includes Pooled Trusts

Other Accounts includes: Banks, Central Banks & Official Institutions,
Endowments, Foundations, Insurance clients, Non-US Mutual Fund clients,
Corporate Cash clients, Pensions, Public Fund non-Pensions, Public Fund Pensions
and others.

FFTW Mutual Funds not included in
total

Managing Conflict
-----------------

Conflicts of interest of the type that may arise when an investment adviser serves as an adviser to both a mutual fund and other accounts are minimized at the Investment Adviser by the Investment Adviser's investment management decision-making process and the Investment Adviser's trade allocation policy.

Investment decisions are executed by FFTW Market Specialists, the Investment
Strategy Group ("ISG") and the specific portfolio team assigned to a client portfolio. Market Specialists are the first and last steps in the investment decision making process. In the first step, senior Market Specialists provide input to the ISG regarding specific investment themes relating to each sector of specialization, which include interest rate management, corporate credit, structured credit and foreign exchange. The ISG meets weekly to identify fixed income sectors that offer the highest relative value over a three to six month horizon and concludes with definitive positive/negative recommendations for sectors. Each portfolio is assigned a Portfolio Manager who is responsible for assuring the implementation of the sector biases of the ISG. These sector biases are expressed in terms of risk exposures relative to a benchmark. A Client
Portfolio Manager is responsible for setting a Portfolio's risk parameters at the Portfolio's inception, based upon the Portfolio's specific investment guidelines and overall risk preferences, and is responsible for monitoring the portfolio's compliance with such parameters. In the last step, Market
Specialists decide when to add or subtract investment exposure within a sub-sector and when to execute buy/sell recommendations for individual securities, all consistent with the recommendations of the ISG. This process ensures that investment decisions for specific portfolios are consistent with the firm's overall strategy, taking into account the individual portfolio's benchmark, risk parameters and investment guidelines.

In addition, the Investment Adviser executes trades on behalf of all similarly managed accounts within a product group on a block basis. Block transactions are allocated fairly and equitably across all participating accounts utilizing an automated, non-preferential proprietary trade execution system that allocates the trades according to each participating portfolio's size and risk profile.
The automated allocation system ensures that no managed account is favored with respect

                                       11

to the selection of securities or timing of purchase or sale of securities over another account.

Trade allocation and best execution is monitored and reviewed on a monthly basis as part of the Compliance Monitoring Program, which is carried out independently by the Investment Adviser's Risk Oversight Group. This review takes into consideration the Investment Adviser's trading procedures and the nature of the fixed income markets. Trade execution prices for a sample of tickets are compared with an independent source. An explanation is sought from the Market
Specialist in case of significant variance between the trade execution price and the independent source. A report is issued to senior management on a quarterly basis. Diversions from the Investment Adviser's policy to allocate investment opportunities fairly and equitably across all participating accounts would be identified during this review.

Compensation Structure
----------------------

The Investment Adviser aims to provide all staff with total compensation packages competitive with the applicable local market (New York, London, Tokyo and Singapore). Compensation for specific individuals is based on a combination of individual, team and firm performance. Where possible, quantifiable goals are established; actual performance is then assessed against these goals, and total compensation is determined.

There are three standard components to the remuneration structure for the professional staff: salary, discretionary bonus and profit sharing. For outstanding members of the staff, there is also the opportunity to become a
Shareholder/Managing Director of the Investment Adviser.

A significant portion of remuneration is variable compensation, which is dependent on investment results and value-added results for clients, and on other important responsibilities such as contributions to developing the investment process and interaction with clients. Discretionary bonuses are available to be paid to all qualified employees; for the more senior professionals, the overall profitability of the firm becomes increasingly important to overall compensation levels.

Retention of senior professionals in the investment area is promoted through participation in the firm's deferred compensation program, a program that defers a portion of incentive compensation for four years and is invested in equity-related units tied to the value of the firm's stock price.

Individual and team performance are evaluated in absolute terms for total return strategies and in terms of excess return compared to the benchmark for those strategies managed against a market benchmark, which comprises the bulk of the firm's portfolios. The market benchmark for each portfolio is identified in the
Prospectus. All portfolios are managed within predefined tracking volatility parameters, and have a volatility target, a return target and as a result an expected information ratio. All of these targets are taken into account when evaluating investment professionals. Return relative to peers is taken into account but is given less importance than the parameters detailed above. The risks taken to achieve performance are carefully monitored on an ongoing basis as each client of the Investment Adviser has a tracking error target. Any deviation from this target is monitored by the relevant Chief Investment
Officer, the product teams and the client portfolio managers to ensure that neither too much nor too little risk is taken in a portfolio.

The firm manages both long-only portfolios and long-short or alternative investment products. Specifically, the Investment Adviser manages two relative value strategies through two alternative investment vehicles as well as in separate institutional accounts. The firm offers a variety of fee schedules for its investment products which include both performance and management fees, where appropriate. Investment

                                       12

professionals are compensated based upon the totality of all client portfolios for which they exercise investment authority. Factors such as varying fee structures, complexity of investment advice and allocation of resources are considered in determining an individual's compensation. Shareholder/Managing
Directors receive discretionary bonuses, which are funded in part from revenue generated from certain accounts for which performance fees are paid. This could create a potential conflict in the management of non-performance fee accounts, including the Fund.

To address these potential conflicts, the Investment Adviser's investment decision-making and trade allocation policies and procedures are designed to ensure that none of the firm's clients are disadvantaged in the firm's management of accounts. Additionally, the firm's internal controls are tested on a routine schedule as part of the Investment Adviser's Global Compliance
Monitoring Program and, annually, the firm engages its external auditor to perform a SAS 70 exam.

Measurement periods are annual, although salary increases and bonuses are paid at different times of the year. All investment professional's compensation is determined by senior management, upon assessing personal achievement, collective goals and objectives, and overall profitability of the firm.

As of December 31, 2004, neither Kevin Corrigan, Richard Williams, Andrew
Headley, David Marmon, Ken O'Donnell, or Paul Zhao owned shares of any FFTW
Portfolio.

INVESTMENT ADVISER AND SUB-ADVISER AGREEMENTS
---------------------------------------------

The Fund has a separate advisory agreement with respect to each Portfolio. The
Fund also has a separate sub-advisory agreement with respect to certain of the
Portfolios. Pursuant to their terms, the advisory agreements (the "Advisory
Agreements") between the Fund and the Investment Adviser and the sub-advisory agreements (the "Sub-advisory Agreements") between the Investment Adviser and its affiliate, Fischer Francis Trees & Watts (the "Sub-adviser"), remain in effect for two years following their date of execution. Thereafter, such agreements will automatically continue for successive annual periods, provided that they are specifically approved at least annually by the Board of Directors or by the vote of a majority of a Portfolio's outstanding shares (as defined in the 1940 Act) voting as a single class, provided, that in either event, the continuance is also approved by:

a.   at least a majority of the Independent Directors of the Board, by vote cast in person at a meeting called for the purpose of voting on such approval;
     and

b.   the Investment Adviser (Sub-Adviser).

The Independent Directors of the Board consider a number of factors when approving the Advisory and Sub-Advisory Agreements at an annual meeting called specifically for that purpose. At the most recent meeting at which the current
Advisory and Sub-Advisory Agreements were approved, the Directors carefully considered the following items: (i) a memorandum from counsel setting forth the
Board's fiduciary duties and responsibilities under the 1940 Act and Maryland law and the factors the Board should consider in its evaluation of the Advisory and Sub-Advisory Agreements; (ii) a report comparing the performance of each
Portfolio of the Fund to the performance of its applicable indices; (iii) a
Lipper report comparing each Portfolio's advisory fees and expenses to those of its peer group; (iv) the compensation paid to the Investment Adviser and the
Sub-Adviser by each Portfolio of the Fund; (v) the fiduciary duty owed by the
Investment Adviser and Sub-Adviser to each Portfolio of the Fund with respect to such compensation; (vi) the services performed by the Investment
Adviser/Sub-Adviser and the Investment Adviser/Sub-Adviser's expertise with respect to those services; and (vii) the Investment Adviser/Sub-Adviser's profitability.

                                       13

Each Advisory and Sub-Advisory Agreement is terminable without penalty:

a.  on not less than 60 days' notice by the Board of Directors,

b.  by a vote of the holders of a majority of the relevant Portfolio's outstanding shares voting as a single class, or

c.  upon not less than 60 days' notice by the Investment Adviser or the
    Sub-Adviser.

Each Advisory and Sub-Advisory Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

INVESTMENT ADVISER'S/SUB-ADVISER'S PAYMENT OF FUND EXPENSES
-----------------------------------------------------------

The Investment Adviser pays all of its expenses arising from the performance of its obligations pursuant to the Advisory Agreements, including:

a.  all executive salaries and expenses of the Fund's directors who are employees of the Investment Adviser or its affiliates,

b.  officers employed by the Investment Adviser or its affiliates; and

c.  the office rent of the Fund.

The Investment Adviser pays all of the fees payable to its affiliate as
Sub-Adviser. The Sub-Adviser pays all of its expenses arising from the performance of its obligations under the Sub-Advisory Agreements.

FUND'S PAYMENT OF FUND EXPENSES
-------------------------------

Subject to the expense reimbursement provisions described in the Prospectus under "Fee Table," other expenses incurred in the operation of the Fund are borne by the Fund, including, without limitation:

a.  brokerage commissions,                    i. expenses of printing and
                                                 distributing reports to
b.  insurance premiums and extraordinary         shareholders,
    expenses such as litigation expenses,
                                              j. expenses of printing and filing
c.  fees and expenses of independent             reports and other documents
    attorneys,                                   filed with governmental
                                                 agencies,
d.  independent registered public
    accounting firm,                          k. notices and proxy materials to
                                                 existing shareholders,
e.  custodians,
                                              l. interest,
f.  administrators and operations
    monitoring agent                          m. expenses of annual and special
                                                 shareholders' meetings, and
g.  expenses of registering and
    qualifying shares of the Fund under       n. fees and expenses of directors
    federal and state laws and regulations,      of the Fund who are not
                                                 employees of the Investment
h.  fees and expenses of                         Adviser or its affiliates.
    The chief compliance officer,

                                       14

PORTFOLIOS' PAYMENT OF FUND EXPENSES
------------------------------------

Fund expenses directly attributable to a Portfolio are charged to that
Portfolio; other expenses are allocated proportionately among all the Portfolios in relation to their net assets. As compensation for the services rendered by the Investment Adviser under the Advisory Agreements, each Portfolio pays the
Investment Adviser an advisory fee which is calculated by applying the following annual percentage rates to such Portfolio's average daily net assets for the quarter (in the case of the U.S. Short-Term and Worldwide Portfolios) or month
(all other Portfolios):

  ----------------------------------------------------------------------------
                                                      CURRENT INVESTMENT
                                                      ADVISORY FEE AFTER
           ACTIVE            INVESTMENT ADVISORY         VOLUNTARY AND
         PORTFOLIO            FEE PER AGREEMENT     CONTRACTUAL FEE WAIVER*
  ----------------------------------------------------------------------------

  ----------------------------------------------------------------------------
  U.S. Short-Term                    0.30%                    0.15%
  ----------------------------------------------------------------------------
  Limited Duration                   0.35%                    0.15%
  ----------------------------------------------------------------------------
  Mortgage-Backed                    0.30%                    0.30%
  ----------------------------------------------------------------------------
  Worldwide                          0.40%                    0.40%
  ----------------------------------------------------------------------------
  Worldwide Core                     0.40%                    0.25%
  ----------------------------------------------------------------------------
  International                      0.40%                    0.40%
  ----------------------------------------------------------------------------
  U.S. Inflation-Indexed             0.40%                    0.20%
  ----------------------------------------------------------------------------
  Global Inflation-Indexed
  Hedged                             0.40%                    0.20%
  ----------------------------------------------------------------------------

  ----------------------------------------------------------------------------
                                                    INVESTMENT
               INACTIVE                              ADVISORY
              PORTFOLIO                         FEE PER AGREEMENT
  ----------------------------------------------------------------------------

  ----------------------------------------------------------------------------
  Mortgage LIBOR                                      0.30%
  ----------------------------------------------------------------------------
  Asset-Backed                                        0.10%
  ----------------------------------------------------------------------------
  High Yield                                          0.40%
  ----------------------------------------------------------------------------
  Enhanced Equity Market                              0.35%
  ----------------------------------------------------------------------------
  U.S. Treasury                                       0.30%
  ----------------------------------------------------------------------------
  U.S. Corporate                                      0.10%
  ----------------------------------------------------------------------------
  Broad Market                                        0.35%
  ----------------------------------------------------------------------------
  International Corporate                             0.10%
  ----------------------------------------------------------------------------
  Global High Yield                                   0.50%
  ----------------------------------------------------------------------------

*Management fees for all Portfolios, except the Mortgage-Backed, Worldwide and
International Portfolios and the Inactive Portfolios, show management fee rates after the voluntary waiver of management fees. Voluntary fee waivers may be terminated at any time.

                                       15

For the last three fiscal years, the amount of advisory fees paid by each
Portfolio (net of waivers of management fees and reimbursements to the
Portfolios of other expenses) were as follows:

--------------------------  --------------  ----------------  ---------------
                            YEAR ENDED        YEAR ENDED        YEAR ENDED
                            DECEMBER 31,      DECEMBER 31,      DECEMBER 31,
PORTFOLIO NAME              2004              2003              2002
--------------------------  --------------  ----------------  ---------------

--------------------------  --------------  ----------------  ---------------
U.S. Short-Term                $183,323           $140,911         $210,640
--------------------------  --------------  ----------------  ---------------
Limited Duration                147,562            233,878          154,245
--------------------------  --------------  ----------------  ---------------
Mortgage-Backed                 115,306            130,816          225,124
--------------------------  --------------  ----------------  ---------------
Worldwide                       596,562            609,047          636,326
--------------------------  --------------  ----------------  ---------------
Worldwide Core                  145,509            236,320          390,294
--------------------------  --------------  ----------------  ---------------
International                   310,975            309,152          347,317
--------------------------  --------------  ----------------  ---------------
U.S. Inflation-Indexed           80,011            130,305          108,436
--------------------------  --------------  ----------------  ---------------
Global Inflation-Indexed
Hedged*                             127             19,330              N/A
--------------------------  --------------  ----------------  ---------------

*The Global Inflation-Indexed Hedged Portfolio commenced operations on
 January 14, 2003.

ADMINISTRATION AGREEMENT
------------------------

Pursuant to an Administration Agreement dated August 15, 2003, Investors Bank serves as the Fund's Administrator. Investors Bank assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Fund other than investment advisory activities, including:
custodial, transfer agent, dividend disbursing, accounting, auditing, compliance and related services. Pursuant to its terms, the Administration Agreement between the Fund and Investors Bank, is for a period of three years from the above date. Thereafter, the Administrative Agreement will automatically continue for successive annual periods subject to the approval of the Fund's Board of
Directors.

The Fund pays Investors Bank a monthly fee at an annual rate of 0.05% of the
Fund's average daily net assets on the first $350 million, 0.03% thereafter up to $2 billion and 0.025% on assets over $2 billion. The Fund also reimburses
Investors Bank for certain costs.

For the last three fiscal years, the administration fees paid by each Portfolio were as follows:

--------------------------  --------------  ----------------  ---------------
                            YEAR ENDED        YEAR ENDED        YEAR ENDED
                            DECEMBER 31,      DECEMBER 31,      DECEMBER 31,
PORTFOLIO NAME              2004              2003              2002
--------------------------  --------------  ----------------  ---------------

--------------------------  --------------  ----------------  ---------------
U.S. Short-Term                   $47,956           $50,977          $95,786
--------------------------  --------------  ----------------  ---------------
Limited Duration                   38,582            81,393           77,498
--------------------------  --------------  ----------------  ---------------
Mortgage-Backed                    45,408            73,665          160,955
--------------------------  --------------  ----------------  ---------------
Worldwide                          67,220            85,421           93,223
--------------------------  --------------  ----------------  ---------------
Worldwide Core                     22,829            50,562           96,611
--------------------------  --------------  ----------------  ---------------
International                      30,526            40,933           59,198
--------------------------  --------------  ----------------  ---------------
U.S. Inflation-Indexed             29,658            43,439           34,568
--------------------------  --------------  ----------------  ---------------
Global Inflation-Indexed
Hedged*                             8,530             9,622              N/A
--------------------------  --------------  ----------------  ---------------

*The Global Inflation-Indexed Hedged Portfolio commenced operations on
 January 14, 2003.

                                       16

OPERATIONS MONITORING AGREEMENT
-------------------------------

Pursuant to an Operations Monitoring Agreement effective August 15, 2003, EOS, the President of which serves as an officer of the Fund, earns a fee for providing operations monitoring services to the Fund as well as to other investment vehicles offered by the Investment Adviser according to the following schedule: 0.02% of the first $3.5 billion of the combined average daily net assets of the Fund and the other investment vehicles, 0.015% thereafter up to $5 billion, 0.01% thereafter up to $7.5 billion, 0.0075% thereafter up to $10 billion and 0.005% on assets over $10 billion.

For the period from August 15, 2003 through December 31, 2004, the operations monitoring fees paid by each Portfolio were as follows:

-------------------------------- ----------------- -----------------------------
                                     YEAR ENDED    PERIOD FROM AUGUST 15, 2003-
PORTFOLIO NAME                   DECEMBER 31, 2004      DECEMBER 31, 2003
-------------------------------- ----------------- -----------------------------

-------------------------------- ----------------- -----------------------------
U.S. Short-Term                        $24,442                  $7,911
-------------------------------- ----------------- -----------------------------
Limited Duration                       $19,675                 $11,338
-------------------------------- ----------------- -----------------------------
Mortgage-Backed                        $23,061                 $10,039
-------------------------------- ----------------- -----------------------------
Worldwide                              $34,260                 $13,468
-------------------------------- ----------------- -----------------------------
Worldwide Core                         $11,641                  $6,340
-------------------------------- ----------------- -----------------------------
International                          $15,549                  $5,717
-------------------------------- ----------------- -----------------------------
U.S. Inflation-Indexed                 $15,120                  $6,467
-------------------------------- ----------------- -----------------------------
Global Inflation-Indexed Hedged         $4,348                  $1,578
-------------------------------- ----------------- -----------------------------

CHIEF COMPLIANCE OFFICER
------------------------

The Fund has contracted with EOS Compliance Services LLC, an affiliate of EOS, to provide services with respect to the monitoring of the Fund's compliance program pursuant to Rule 38a-1 of the 1940 Act. EOS Compliance Services LLC has
designated William E. Vastardis, an officer of the Fund, as the Fund's Chief
Compliance Officer. For these services, the Fund pays EOS Compliance Services
LLC a monthly fee, plus any out-of-pocket expenses. Each Portfolio pays a pro rata portion of the fees based on its share of the Fund's average monthly net assets. The Fund's Board of Directors approved these arrangements at its regular meeting on September 23, 2004.

                          PRINCIPAL SECURITIES HOLDERS

All shares of each Portfolio listed in this section are Common Stock, $0.01 per share. Persons who own 25% or more of the outstanding shares of a Portfolio may be deemed "control persons" (as such term is defined in the 1940 Act) and may take actions without the approval of the other shareholders of a Portfolio. As of April 1, 2005, the following persons held 5% or more of the outstanding shares of each Portfolio as indicated below.

As of April 1, 2005, the Investment Adviser had discretionary Advisory
Agreements with shareholders of the Fund representing 37.3% of the Fund's total net assets and therefore may be deemed to be a "control person" of the Fund as such term is defined in the 1940 Act.

                                       17

                            U.S. SHORT-TERM PORTFOLIO
                            -------------------------

NAME AND ADDRESS OF BENEFICIAL OWNER                        PERCENT OF PORTFOLIO
------------------------------------                        --------------------

THE DOW CHEMICAL COMPANY                                           28.85%
DORINCO 100
MIDLAND, MI 48674

MONSANTO SAVINGS AND INVESTMENT PLANS                              9.41%
C/O FISCHER FRANCIS TREES & WATTS, INC.
200 PARK AVENUE, 46TH FLOOR
NEW YORK, NY 10166

THE NORTHERN TRUST COMPANY TRUST                                   7.83%
PO BOX 92956
CHICAGO, IL 60675

MCKINSEY MASTER RETIREMENT TRUST                                   7.28%
55 EAST 52ND STREET, 29TH FLOOR
NEW YORK, NY 10055

CORPORATION FOR SUPPORTIVE HOUSING                                 5.88%
50 BROADWAY
SUITE 1700
NEW YORK, NY 10004

FISCHER FRANCIS TREES & WATTS, INC.                                5.08%
200 PARK AVENUE, 46TH FLOOR
NEW YORK, NY 10166

                           LIMITED DURATION PORTFOLIO
                           --------------------------

NAME AND ADDRESS OF BENEFICIAL OWNER                        PERCENT OF PORTFOLIO
------------------------------------                        --------------------

CHARLES SCHWAB & COMPANY, INC.                                    20.76%
101 MONTGOMERY STREET
SAN FRANCISCO, CA 94104

ROCKDALE HEALTH SYSTEM, INC.                                      36.00%
C/O FISCHER FRANCIS TREES & WATTS, INC.
200 PARK AVENUE, 46TH FLOOR
NEW YORK, NY 10166

LONG ISLAND COLLEGE HOSPITAL                                      5.30%
339 HICKS STREET
BROOKLYN, NY 11201

WELLS FARGO BANK, NA                                              26.99%
PO BOX 1533
MINNEAPOLIS, MN 55480

                            MORTGAGE-BACKED PORTFOLIO
                            -------------------------

NAME AND ADDRESS OF BENEFICIAL OWNER                        PERCENT OF PORTFOLIO
------------------------------------                        --------------------

THE NORTHERN TRUST COMPANY TRUST                                  34.10%

                                       18

PO BOX 92956
CHICAGO, IL 60675

INTERNATIONAL BANK FOR RECONSTRUCTION AND DEVELOPMENT             28.92%
STAFF RETIREMENT PLAN
C/O FISCHER FRANCIS TREES & WATTS, INC.
200 PARK AVENUE, 46TH FLOOR
NEW YORK, NY 10166

INTERNATIONAL BANK FOR RECONSTRUCTION AND DEVELOPMENT             36.97%
RETIREMENT STAFF BENEFITS PLAN
C/O FISCHER FRANCIS TREES & WATTS, INC.
200 PARK AVENUE, 46TH FLOOR
NEW YORK, NY 10166

                               WORLDWIDE PORTFOLIO
                               -------------------

NAME AND ADDRESS OF BENEFICIAL OWNER                        PERCENT OF PORTFOLIO
------------------------------------                        --------------------

H E B INVESTMENT & RETIREMENT PLAN TRUST                          33.45%
C/O FISCHER FRANCIS TREES & WATTS, INC.
200 PARK AVENUE, 46TH FLOOR
NEW YORK, NY 10166

US TRUST COMPANY, NA                                              17.06%
4380 SW MACADAM
SUITE 450
PORTLAND, OR 97201

CHRISTIAN CHURCH FOUNDATION                                       9.08%
COMMON BALANCED FUND
PO BOX 1986
INDIANAPOLIS, IN 46206

GENEVA REGIONAL HEALTH SYSTEM, INC.                               8.48%
196 NORTH STREET
GENEVA, NY 14456

CHRISTIAN CHURCH FOUNDATION                                       6.72%
BEASLEY GROWTH FUND
PO BOX 1986
INDIANAPOLIS, IN 46206

                            WORLDWIDE CORE PORTFOLIO
                            ------------------------

NAME AND ADDRESS OF BENEFICIAL OWNER                        PERCENT OF PORTFOLIO
------------------------------------                        --------------------

MITRA & COMPANY                                                    70.79%
1000 N. WATER STREET
MILWAUKEE, WI 53202

WENDEL & COMPANY                                                   11.74%
PO BOX 1066
WALL STREET STATION
NEW YORK, NY 10268

                                       19

SEI PRIVATE TRUST COMPANY                                          9.55%
ONE FREEDOM VALLEY DRIVE
OAKS, PA 19456

                             INTERNATIONAL PORTFOLIO
                             -----------------------

NAME AND ADDRESS OF BENEFICIAL OWNER                        PERCENT OF PORTFOLIO
------------------------------------                        --------------------

MAC & COMPANY                                                     11.74%
PO BOX 3198
PITTSBURG, PA 15230

FIDELITY INVESTMENTS INSTITUTIONAL OPERATIONS CO., INC.           21.56%
100 MAGELLAN WAY
COVINGTON, KY 41015

NORTHERN TRUST COMPANY                                            9.56%
PO BOX 92956
801 SOUTH CANAL
CHICAGO, IL 60675

GE FINANCIAL TRUST COMPANY                                        6.60%
3200 N. CENTRAL AVENUE, 6TH FLOOR
PHOENIX, AZ 85012

MITRA & COMPANY                                                   26.05%
1000 N. WATER STREET
MILWAUKEE, WI 53202

                        U.S. INFLATION-INDEXED PORTFOLIO
                        --------------------------------
                 (FORMERLY, INFLATION-INDEXED HEDGED PORTFOLIO)
                 ----------------------------------------------

NAME AND ADDRESS OF BENEFICIAL OWNER                        PERCENT OF PORTFOLIO
------------------------------------                        --------------------

MCKINSEY MASTER RETIREMENT TRUST                                  15.00%
(TIPS) PORTFOLIO
C/O FISCHER FRANCIS TREES & WATTS, INC.
200 PARK AVENUE, 46TH FLOOR
NEW YORK, NY 10166

MCKINSEY MASTER RETIREMENT TRUST                                  85.00%
MCKINSEY & COMPANY INC.
55 EAST 52ND STREET, 29TH FLOOR
NEW YORK, NY 10055

                   GLOBAL INFLATION-INDEXED HEDGED PORTFOLIO
                   -----------------------------------------
                     (FORMERLY, INFLATION-INDEXED PORTFOLIO)
                     ---------------------------------------

NAME AND ADDRESS OF BENEFICIAL OWNER                        PERCENT OF PORTFOLIO
------------------------------------                        --------------------

MCKINSEY MASTER RETIREMENT TRUST                                  64.41%
C/O FISCHER FRANCIS TREES & WATTS, INC.
(TIPS) PORTFOLIO
200 PARK AVENUE, 46TH FLOOR

                                       20

NEW YORK, NY 10166

MCKINSEY MASTER RETIREMENT TRUST                                  34.86%
55 EAST 52ND STREET, 29TH FLOOR
NEW YORK, NY 10055

                           DISTRIBUTION OF FUND SHARES

The Advisor Class and Investor Class shares of the Fund are distributed by
Quasar, pursuant to a Distribution Agreement dated as of October 1, 2001, by and among the Fund, Investors Bank and Quasar. Investors Bank pays the distribution fees payable pursuant to the Distribution Agreement. FFTW pays all other fees and expenses related to the distribution of Advisor Class shares. In this relationship, the Fund and Quasar have agreed to indemnify one another against certain liabilities. Investor Class shares are also distributed by other broker-dealers who have entered into an authorized dealer agreement with Quasar and the Fund.

The Directors have approved Distribution and Shareholder Services Plans on behalf of Investor Class shares of each Portfolio (collectively the "Plans")
pursuant to Rule 12b-1 under the 1940 Act (the "Rule") and a Shareholder
Services Plan on behalf of Advisor Class shares of each Portfolio. The Rule provides in substance that a mutual fund may not engage directly or indirectly in financing any activity that is primarily intended to result in the sale of shares of the fund except pursuant to a plan approved on behalf of the fund under the Rule. The Plans, as approved by the Directors, allow the Investor
Class to incur certain expenses that might be considered to constitute direct or indirect payment by the Portfolios of distribution expenses.

Pursuant to the Distribution Plan, each Portfolio is authorized to pay Quasar, as compensation for their services as distributor of the Investor Class Shares of the Fund, and/or to other broker-dealers who have entered into an authorized dealer agreements with Quasar, as compensation for distribution-related services for each of the Portfolio's Investor Class Shares, a distribution fee at the rate not to exceed 0.25% on an annualized basis of the average daily net assets of each Portfolio's Investor Class Shares.

The amount of the fees payable by the Fund to Quasar or others is not related directly to expenses incurred by Quasar or others on behalf of the Fund in serving as distributor of the Investor Class Shares. The Plan and the
Distribution Agreement do not obligate the Fund to reimburse Quasar or others for such expenses. If the distribution expenses with respect to the Investor
Class Shares of the Fund exceed the fee set forth above, the Fund will not pay
Quasar or others any additional fees. Conversely, if such expenses of Quasar or others are less than the fee set forth above, then the other party shall be entitled to keep any excess fee.

To the extent that the Plan gives the Fund and Quasar greater flexibility in connection with the distribution of class shares, additional sales of class shares or stabilization of cash flows may result. Furthermore, certain shareholder support services may be provided more effectively under the Plans by local entities with whom shareholders have other relationships.

Pursuant to the Shareholder Services Plan, each Portfolio is authorized to make payments by a fund for personal service or maintenance of shareholder accounts.
The payment for shareholder services for both the Investor and Advisor Classes may not exceed 0.25% of the average daily net assets of Investor Class or
Advisor Class shares owned by their respective shareholders. All expenses incurred by a Portfolio

                                       21

in respect of the Shareholder Services Plan are borne by the holders of the applicable class of shares. Currently, no service fees are being charged to
Investor or Advisor Class shares.

The Plans were not in effect during the previous fiscal year. Therefore, no distribution or service fees were paid by Investor Class shares for the fiscal year ended December 31, 2004.

Investors should note that not every Portfolio of the Fund listed in the
Prospectus is registered in every state or territory. If a Portfolio is not registered in your state or territory, you may not purchase shares of that
Portfolio.

                       SUPPLEMENTAL PORTFOLIO INFORMATION

                               PORTFOLIO TURNOVER

Portfolio turnover rates are believed to be higher than the turnover experienced by most fixed income funds, due to the Investment Adviser's active management of duration. High portfolio turnover may involve greater brokerage commissions and transactions costs, which will be paid by a Portfolio; however, the Investment
Adviser undertakes portfolio transactions with the objective of either reducing risk or improving return, and such transactions involve highly liquid securities with relatively low transaction costs. In addition, high turnover rates may result in increased short-term capital gains. The following table represents each Portfolio's portfolio turnover rate for the fiscal years ended December 31,
2004 and 2003.

---------------------------------- --------------------- -----------------------
                                         YEAR ENDED            YEAR ENDED
            PORTFOLIO NAME           DECEMBER 31, 2004      DECEMBER 31, 2003
---------------------------------- --------------------- -----------------------

---------------------------------- --------------------- -----------------------
U.S. Short-Term                             165%                  190%
---------------------------------- --------------------- -----------------------
Limited Duration                            191%                  352%
---------------------------------- --------------------- -----------------------
Mortgage-Backed                             595%                  582%
---------------------------------- --------------------- -----------------------
Worldwide                                   327%                  392%
---------------------------------- --------------------- -----------------------
Worldwide Core                              381%                  441%
---------------------------------- --------------------- -----------------------
International                               221%                  223%
---------------------------------- --------------------- -----------------------
U.S. Inflation-Indexed                      774%                  154%
---------------------------------- --------------------- -----------------------
Global Inflation-Indexed Hedged             593%                  137%
---------------------------------- --------------------- -----------------------

Turnover in the U.S. Inflation-Indexed and Global Inflation-Indexed Hedged
Portfolios changed significantly during 2004 due to a new portfolio manager taking over each of these Portfolios. A change in portfolio manager often causes a restructuring of the securities in a Portfolio, and such was the case with these two Portfolios.

                                       22

                         ANTICIPATED PORTFOLIO TURNOVER

The following table represents each Portfolio's anticipated portfolio turnover ranges for those portfolios that have not yet commenced operations as of
December 31, 2004.

--------------------------------------------------------------------------------

PORTFOLIO NAME                                ANTICIPATED PORTFOLIO TURNOVER_
-----------------------------------------------------------------------------
Mortgage LIBOR Portfolio                     Between 500% and 1,000% per year
-----------------------------------------------------------------------------
Asset-Backed Portfolio                       Between 500% and 1,000% per year
-----------------------------------------------------------------------------
High Yield Portfolio                         Between 500% and 1,000% per year
-----------------------------------------------------------------------------
Enhanced Equity Portfolio                    Between 500% and 1,000% per year
-----------------------------------------------------------------------------
U.S. Treasury Portfolio                      Between 500% and 1,000% per year
-----------------------------------------------------------------------------
U.S. Corporate Portfolio                     Between 500% and 1,000% per year
-----------------------------------------------------------------------------
Broad Market Portfolio                       Between 500% and 1,000% per year
-----------------------------------------------------------------------------
International Corporate Portfolio            Between 500% and 1,000% per year
-----------------------------------------------------------------------------
Global High-Yield Portfolio                  Between 500% and 1,000% per year
-----------------------------------------------------------------------------

--------------------------------------------------------------------------------

                            MORTGAGE LIBOR PORTFOLIO

The term "LIBOR" is an acronym for London InterBank Offered Rate. LIBOR is the rate that most creditworthy international banks dealing in Eurodollars charge each other for large loans. LIBOR is used as the base for other large Eurodollar loans to less creditworthy corporations and governments. For purposes of this
Portfolio, home equity loans are considered mortgage-backed securities.

                            U.S. SHORT-TERM PORTFOLIO

Shares of the U.S. Short-Term Portfolio are not guaranteed by the U.S.
government. The U.S. Short-Term Portfolio is not a money market fund, and may engage in investments not permitted by money market funds under applicable regulations.

                             U.S. TREASURY PORTFOLIO

In most jurisdictions, investors in this Portfolio will earn income exempt from state and local tax. Consult with a tax adviser to determine if your state and local tax laws exempt income derived from U.S. Treasury mutual fund portfolios.
Shares of the U.S. Treasury Portfolio are not guaranteed by the U.S. government.

                       SUPPLEMENTAL INVESTMENT INFORMATION

                     SUPPLEMENTAL DESCRIPTION OF INVESTMENTS

The different types of securities in which the Portfolios may invest, subject to their respective investment objectives, policies and restrictions, are described in the Prospectus under "Investment Information." Additional information concerning the characteristics of certain of the Portfolios' investments is set forth below.

U.S. TREASURY AND U.S. GOVERNMENT AGENCY SECURITIES
---------------------------------------------------

U.S. Treasury and U.S. government agency securities differ primarily in their interest rates, the lengths of their maturities and the dates of their issuance.
While U.S. government agency securities are issued under the authority of an Act of

                                       23

Congress, the U.S. government is not obligated to provide financial support to the issuing instrumentalities.

FOREIGN GOVERNMENT AND INTERNATIONAL AND SUPRANATIONAL AGENCY SECURITIES
------------------------------------------------------------------------

Obligations issued by foreign governmental entities have various kinds of government support. They include obligations issued or guaranteed by foreign governmental entities with taxing powers, and obligations issued or guaranteed by international or supranational entities. These obligations may or may not be supported by the full faith and credit of a foreign government, or several foreign governments. Examples of international and supranational entities include the following:

a.   International Bank for Reconstruction and Development;

b.   European Steel and Coal Community;

c.   Asian Development Bank;

d.   European Bank for Reconstruction and Development; and

e.   Inter-American Development Bank.

The governmental members, or "shareholders," usually make initial capital contributions to the supranational entity and in many cases are committed to make additional capital contributions if the supranational entity is unable to repay its borrowings.

BANK OBLIGATIONS
----------------

Each Portfolio limits its U.S. bank obligation investments to U.S. banks meeting the Investment Adviser's creditworthiness criteria. Each applicable Portfolio limits its investments in foreign bank obligations to foreign banks (including
U.S. branches of foreign banks) meeting the Investment Adviser's or the
Sub-Adviser's investment quality standards. Generally, such foreign banks must be comparable to obligations of U.S. banks in which each Portfolio may invest.

REPURCHASE AND REVERSE REPURCHASE AGREEMENTS
--------------------------------------------

When participating in repurchase agreements, a Portfolio buys securities from a vendor (e.g., a bank or securities firm) with the agreement that the vendor will repurchase the securities at the same price plus interest at a later date.
Repurchase agreements may be characterized as loans secured by the underlying securities. In a reverse repurchase, a Portfolio sells securities it holds to a vendor with the agreement that it will repurchase the securities at the same price plus interest at a later date. Reverse repurchases may be characterized as borrowings secured by the underlying securities. Repurchase transactions allow the Portfolio to earn a return on available cash at minimal market risk. The
Portfolio may be subject to various delays and risks of loss should the vendor become subject to a bankruptcy proceeding or if it is otherwise unable to meet its obligation to repurchase. The securities underlying a repurchase agreement will be marked to market every business day so that the value of such securities is at least equal to the value of the repurchase price thereof, including the accrued interest thereon.

Repurchase and reverse repurchase agreements may also involve foreign government securities for which there is an active repurchase market. Transactions in foreign repurchase and reverse repurchase agreements may involve additional risks. The Investment Adviser expects that such repurchase and reverse repurchase agreements will primarily involve government securities of countries belonging to the Organisation for Economic Cooperation and Development ("OECD").
The member countries of the OECD include: Australia, Austria, Belgium, Canada,
Czech Republic, Denmark, Finland, France, Germany, Greece, Hungary, Iceland,
Ireland, Italy, Japan, Korea,

                                       24

Luxembourg, Mexico, Netherlands, New Zealand, Norway, Poland, Portugal, Spain,
Sweden, Switzerland, Turkey, United Kingdom and the United States.

DOLLAR ROLL TRANSACTIONS
------------------------

Dollar roll transactions occur when a Portfolio sells mortgage-backed securities to a bank or dealer (the "counterparty") along with a commitment to purchase from the counterparty similar, but not necessarily identical, securities at a future date, at a predetermined forward price. The counterparty receives all principal and interest payments, including prepayments, made on the security while it is the holder. The forward (purchase) price may be higher or lower than the sale price, depending on the projected interim cash flows and the financing rate for the securities during the period. Dollar rolls may be renewed over a period of several months with a new sale and repurchase price fixed and a cash settlement made at each renewal without physical delivery of securities. The transaction may be preceded by a firm commitment agreement, pursuant to which the Portfolio agrees to buy a security on a future date. To prevent the
Portfolio from using dollar roll transactions as a means of adding leverage beyond allowable limits, cash, U.S. government securities or other appropriate securities will be segregated in an amount sufficient to meet its purchase obligations under the transactions.

Dollar roll transactions are similar to reverse repurchase agreements in that they involve the sale of a security coupled with an agreement to repurchase.
Like all borrowings, a dollar roll involves costs to a Portfolio. For example, while the Portfolio receives a fee as consideration for agreeing to repurchase the security, the Portfolio forgoes the right to receive all principal and interest payments while the counterparty holds the security. These payments to the counterparty may exceed the fee received plus the interest the Portfolio receives by reinvesting the cash. Further, although the Portfolio can estimate the amount of expected principal prepayment over the term of the dollar roll, a variation in the actual amount of prepayment could increase or decrease the cost of the Portfolio's borrowing.

MORTGAGE-BACKED SECURITIES
--------------------------

Mortgage-backed securities ("MBS") can be issued in multiple classes. Such securities are called multi-class mortgage-backed securities and the classes are often referred to as "tranches." MBS are issued at a specific fixed or floating coupon rate and have a stated maturity or final distribution date. Principal prepayment on the underlying assets may cause the MBS to be retired substantially earlier than its stated maturity or final distribution date.
Interest is paid or accrues on all or most classes of the MBS on a periodic basis, typically monthly or quarterly. The principal and interest on the underlying assets may be allocated among the several classes of a series of a
MBS in many different ways. In a relatively common structure, payments of principal (including any principal prepayments) on the underlying assets are applied to the classes of a series of a MBS in the order of their respective stated maturities. In this type of structure, no payment of principal will be made on any MBS class until all other classes having an earlier stated maturity have been paid in full.

OTHER ASSET-BACKED SECURITIES
-----------------------------

Asset-backed securities ("ABS") represent participations in, or are secured by and payable from, assets such as installment loan contracts (e.g. motor vehicles), leases of various types of real and personal property, receivables from revolving credit (credit card) agreements, retail mortgage loans, and other categories of receivables. Such assets are typically securitized through the use of bankruptcy remote trusts and special purpose corporations. Consequently, these securities are collateralized by such assets pledged to the trust from which securities are issued. ABS may be subject to principal prepayments on the underlying assets, at varying speeds, which may cause the final maturity of the
ABS to deviate significantly from its stated maturity or final distribution date. ABS may also be subject to liquidity

                                       25

constraints. Payments or distributions of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit or a pool insurance policy issued by a third party financial institution unaffiliated with the trust or corporation, or other credit enhancements may be present.

ZERO COUPON SECURITIES AND CUSTODIAL RECEIPTS
---------------------------------------------

Zero coupon securities include securities issued directly by the U.S. Treasury, and U.S. Treasury bonds or notes whose unmatured interest coupons and scheduled principal repayments have been separated by their holder. A holder, typically a custodian bank or investment brokerage firm, separates the interest coupons (the
"coupon") from the underlying principal (the "corpus") of the U.S. Treasury security. A number of securities firms and banks have "stripped" the coupons and resold them in custodial receipt programs under names such as "Treasury Income
Growth Receipts" ("TIGRS") and "Certificate of Accrual on Treasuries" ("CATS").
The underlying U.S. Treasury bonds and notes themselves are held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (i.e., unregistered securities which are owned ostensibly by the bearer or holder thereof), in trust on behalf of the beneficial owners. Counsel to the underwriters of these securities have stated that for Federal tax and securities law purposes, purchasers of such certificates, such as a Portfolio, will most likely be deemed the beneficial holders of the underlying U.S. Treasury securities.

The U.S. Treasury has facilitated transfer of ownership of zero coupon securities by accounting separately for the beneficial ownership of particular interest coupon and corpus payments on Treasury securities through the Federal
Reserve book-entry record-keeping system. The Federal Reserve program as established by the Treasury Department is known as "Separate Trading of
Registered Interest and Principal of Securities" ("STRIPS"). Under the STRIPS
program, a Portfolio can have its beneficial ownership of zero coupon securities recorded directly in the book-entry record-keeping system in lieu of holding certificates or other evidences of ownership of the underlying U.S. Treasury securities.

When U.S. Treasury obligations have been stripped of their unmatured coupons by the holder, the corpus is sold at a deep discount because the buyer receives only the right to receive a future fixed payment and does not receive any rights to periodic interest (cash) payments. Once stripped or separated, the corpus and coupons may be sold separately. Typically, the coupons are sold separately or grouped with other coupons with like maturity dates and sold in such bundled form. Purchasers of stripped obligations acquire, in effect, discount obligations that are economically identical to the zero coupon securities that the Treasury sells itself.

LOAN PARTICIPATIONS AND ASSIGNMENTS
-----------------------------------

A loan participation and/or assignment is an interest in a fixed or floating rate loan arranged through private negotiations between an entity whose securities a Portfolio could have purchased directly (a "borrower") and one or more financial institutions ("lenders"). A Portfolio may invest in loans in the form of assignments of all or a portion of loans from third parties or in the form of participations. When a Portfolio purchases an assignment from a lender, the Portfolio will acquire direct rights against the borrower on the loan, except that under certain circumstances such rights may be more limited than those held by the assigning Lender. When a Portfolio purchases a participation, the Portfolio will have a contractual relationship only with the lender, and not the borrower. The Portfolio will have the right to receive payments of principal, interest and any fee to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the borrower. Because an investment in a participation is subject to the credit risk of both the Borrower and the lender, a Portfolio will acquire a participation only if the lender interpositioned between

                                       26

the Portfolio and the borrower is determined by the Investment Adviser to be creditworthy.

VARIABLE AMOUNT MASTER DEMAND NOTES
-----------------------------------

Variable amount master demand notes are investments of fluctuating amounts and varying interest rates made pursuant to direct arrangements between a Portfolio
(as lender) and a borrower. These notes are generally non-transferable, and are not ordinarily rated by either Moody's Investors Service, Inc. ("Moody's") or
Standard & Poor's Corporation ("S&P").

CURRENCY-INDEXED NOTES
----------------------

A currency-indexed note makes interest and principal payments in the currency in which it is denominated. The amount of principal payable by the issuer at maturity, however, will fluctuate in response to changes in the exchange rates between the two specified currencies during the period from the date the instrument is issued to its maturity date. In selecting the two currencies with respect to which currency-indexed notes are adjusted, the Investment Adviser and the Sub-Adviser will consider the correlation and relative yields of various currencies. Each Portfolio will purchase such indexed obligations to generate current income or for hedging purposes and will not speculate in such obligations.

PRINCIPAL EXCHANGE RATE LINKED SECURITIES
-----------------------------------------

Principal exchange rate linked securities ("PERLs") are debt obligations, the principal on which is payable at maturity in an amount that may vary based on the exchange rate between the U.S. dollar and a particular foreign currency. The return on standard PERLs is enhanced if the foreign currency to which the security is linked appreciates against the U.S. dollar. PERLs are adversely affected by increases in the foreign exchange value of the U.S. dollar. Reverse
PERLs differ from standard PERLs in that their return is enhanced by increases in the value of the U.S. dollar and adversely impacted by increases in the value of the foreign currency. Security interest payments are generally made in U.S.
dollars at rates reflecting the degree of foreign currency risk assumed or given up by the note's purchaser.

PERFORMANCE INDEXED PAPER
-------------------------

Performance indexed paper ("PIPs") is U.S. dollar-denominated commercial paper whose yield is linked to certain foreign exchange rate movements. The investor's yield on PIPs is established at maturity as a function of spot exchange rates between the U.S. dollar and a designated currency. This yield is within a stipulated range of return at the time the obligation was purchased, lying within a guaranteed minimum rate below and a potential maximum rate above market yields on U.S. dollar-denominated commercial paper. Both the minimum and maximum rates of return correspond to the minimum and maximum values of the spot exchange rate two business days prior to maturity.

OTHER FOREIGN CURRENCY EXCHANGE-RELATED SECURITIES
--------------------------------------------------

Securities may be denominated in the currency of one nation although issued by a governmental entity, corporation or financial institution of another nation. For example, a Portfolio may invest in a British pound sterling-denominated obligation issued by a United States corporation. Such investments involve credit risks associated with the issuer and currency risks associated with the currency in which the obligation is denominated. The Portfolio's Investment
Adviser or Sub-Adviser bases its decision to invest in any foreign currency exchange-related securities on the same general criteria applicable to any debt security. This includes the Portfolio's minimum ratings and investment quality criteria, with the additional element of foreign currency exchange rate exposure.

                                       27

SECURITIES DENOMINATED IN MULTI-NATIONAL CURRENCY UNITS OR MORE THAN
ONE CURRENCY
--------------------------------------------------------------------

Multi-national currency unit securities are tied to currencies of more than one nation. These securities include securities denominated in the currency of one nation, although they are issued by a governmental entity, corporation or financial institution of another nation.

FOREIGN CURRENCY WARRANTS
-------------------------

Foreign currency warrants such as currency exchange warrants ("CEWs") are warrants entitling the holder to receive a cash amount from the warrants' issuer
(generally in U.S. dollars for warrants issued in the United States). This cash amount is calculated pursuant to a predetermined formula, based on the exchange rate between a specified foreign currency and the U.S. dollar as of the exercise date of the warrant. Foreign currency warrants are generally exercisable when issued and expire at a specified date and time. They have been issued in connection with U.S. dollar-denominated debt offerings by major corporate issuers in an attempt to reduce the foreign currency exchange risk which, from the point of view of prospective purchasers of the securities, is inherent in the international fixed income marketplace. The formula used to determine the amount payable upon exercise of a foreign currency warrant may make the warrant worthless unless the applicable foreign currency exchange rate moves in a particular direction (i.e., unless the U.S. dollar appreciates or depreciates against the particular foreign currency to which the warrant is linked or indexed). Foreign currency warrants are subject to other risks associated with foreign securities, including risks arising from political or economic factors.

INFLATION-INDEXED SECURITIES
----------------------------

Inflation-indexed securities are linked to the inflation rate from worldwide markets such as the U.S. Treasury's "inflation-protection" securities ("TIPS").
The principal is adjusted for inflation (payable at maturity), and the semi-annual interest payments equal a fixed percentage of the inflation adjusted principal amount in the U.S. The inflation adjustments in the U.S. are based upon the Consumer Price Index for Urban Consumers (the "CPI"). The original principal value of TIPS is guaranteed, even during a period of deflation. The par value of a TIPS bond at maturity will be the greater of the original principal or the inflation adjusted principal. These securities may be eligible for coupon stripping under the U.S. Treasury program.

In addition to the U.S. Treasury's issues, inflation-indexed securities have been issued by sovereign countries such as Australia, Canada, France, New
Zealand, Sweden and the United Kingdom in their respective currencies. U.S.
corporations and government agencies have also issued inflation-indexed securities sporadically in the past. The mechanics for adjusting the principal value of foreign inflation-indexed securities is similar but not identical to the process used in the United States. In addition, these countries may not provide a guarantee of principal value at maturity, in which case the adjusted principal value of the bond repaid at maturity may be less than the original principal.

CPI futures are exchange-traded futures contracts that represent the inflation on a notional value of $1,000,000 for a period of three months, as implied by the CPI. An inflation swap is a contract between two counterparties who agree to swap cash flows based on the inflation rate against fixed cash flows. CPI futures and inflation swaps can be used to hedge the inflation risk in nominal bonds and can be combined with U.S. Treasury futures contracts to create synthetic TIPS.

MUNICIPAL INSTRUMENTS
---------------------

Municipal notes include such instruments as tax anticipation notes, revenue anticipation notes and bond anticipation notes. Municipal notes are issued by state and local governments and public authorities as interim financing in anticipation of

                                       28

tax collections, revenue receipts or bond sales. Municipal bonds may be issued to raise money for various public purposes, and include general obligation bonds and revenue bonds. General obligation bonds are backed by the taxing power of the issuing municipality and are considered the safest type of bonds. Revenue bonds are backed by the revenues of a project or facility such as the tolls from a toll bridge. Industrial development revenue bonds are a specific type of revenue bond backed by the credit and security of a private user. Revenue bonds are generally considered to have more potential risk than general obligation bonds.

Municipal obligation interest rates can be floating, variable or fixed. The values of floating and variable rate obligations are generally more stable than those of fixed rate obligations in response to changes in interest rate levels.
Variable and floating rate obligations usually carry rights permitting a
Portfolio to sell them upon short notice at par value plus accrued interest. The issuers or financial intermediaries providing rights to sell may support their ability to purchase the obligations by obtaining credit with liquidity supports.
These may include lines of credit (conditional commitments to lend) or letters of credit (which are ordinarily irrevocable) issued by domestic banks or foreign banks having a United States branch, agency or subsidiary. When considering whether an obligation meets a Portfolio's quality standards, the Investment
Adviser will look at the creditworthiness of the party providing the right to sell as well as to the quality of the obligation itself.

Municipal securities may be issued to finance private activities, the interest from which is an item of tax preference for purposes of the federal alternative minimum tax. Such "private activity" bonds might include industrial development revenue bonds, and bonds issued to finance such projects as solid waste disposal facilities, student loans or water and sewage projects.

DERIVATIVE INSTRUMENTS
----------------------

Derivative instruments are instruments whose value is derived from the value of other assets such as commodities, stocks, bonds, and market indices. Derivatives include:

a. SWAPS

Interest rate swaps involve a Portfolio's exchange with another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments. Mortgage swaps are similar to interest rate swaps in that both represent commitments to pay and receive funds. Currency swaps involve the exchange of respective rights to make or receive payments in specified currencies. Credit default swaps involve the transfer of credit exposure of fixed income securities. The buyer of a credit swap receives credit protection, whereas the seller of the swap guarantees the credit worthiness of the security. By doing this, the risk of default is transferred from the holder of the fixed income security to the seller of the credit default swap.

b. CAPS, FLOORS AND COLLARS

An interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payment of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling the interest rate floor. An interest rate collar incorporates a cap and a floor in one transaction as described above.

                                       29

c. FORWARD FOREIGN CURRENCY CONTRACTS

A forward foreign currency contract is the purchase or sale of a foreign currency on a future specified date at a pre-determined exchange rate, in order to hedge the currency exchange risk associated with assets or obligations denominated in foreign currencies. Synthetic hedging is a technique utilizing forward foreign exchange contracts that is frequently employed by many of the
Portfolios. It entails entering into a forward contract to sell a currency, the changes in value of which are generally considered to be linked to a currency or currencies in which some or all of the Portfolio's securities are or are expected to be denominated, and buying U.S. dollars. There is a risk that the perceived linkage between various currencies may not be present during the particular time that a Portfolio is engaging in synthetic hedging. A Portfolio may also cross-hedge currencies by entering into forward contracts to sell one or more currencies that are expected to decline in value relative to other currencies to which the Portfolio has or expects to have exposure. Forward foreign currency contracts may also be used for non-hedging purposes.

d. FUTURES CONTRACTS

A futures contract is an agreement to buy or sell a specific amount of a financial instrument at a particular price on a specified date. The futures contract obligates the buyer to purchase the underlying asset and the seller to sell it. Substantially all futures contracts are closed out before settlement date or called for cash settlement. A futures contract is closed out by buying or selling an identical offsetting futures contract that cancels the original contract to make or take delivery. At times, the ordinary spreads between values in the cash and futures markets, due to differences in the character of these markets, are subject to distortions. The possibility of such distortions means that a correct forecast of general market, foreign exchange rate or interest rate trends may not produce the Portfolio's intended results. Losses from investing in futures transactions that are unhedged or uncovered are potentially unlimited.

e. OPTIONS CONTRACTS

An option is a contractual right, but not an obligation, to buy (call) or sell
(put) an asset in exchange for an agreed upon sum. If the right is not exercised within a specified period of time, the option expires and the option buyer forfeits the amount paid. An option may be a contract that bases its value on the performance of an underlying bond. When a Portfolio writes a call option, it gives up the potential for gain on the underlying securities or currency in excess of the exercise price of the option during the period that the option is open. A put option gives the purchaser, in return for a premium, the right, for a specified period of time, to sell the securities or currency subject to the option to the writer of the put at the specified exercise price. The writer of the put option, in return for the premium, has the obligation, upon exercise of the option, to acquire the securities or currency underlying the option at the exercise price. A Portfolio might, therefore, be obligated to purchase the underlying securities or currency for more than their current market price.

A Portfolio will not enter into a swap, cap or floor unless the unsecured commercial paper, senior debt or claims paying ability of the counterparty is rated either A or A-1 or better by S&P or A or P-1 or better by Moody's. If unrated, it must be determined to be of comparable quality by the Investment
Adviser.

All derivatives require the Portfolio to segregate, in a separate custody account, cash (in any applicable currency), U.S. government securities, or other liquid and unencumbered securities (in any applicable currency) equal to the amount of the Portfolio's obligations under the terms of the derivative contract. When a Portfolio purchases a future or a forward foreign currency contract for non-hedging purposes, the sum of the segregated assets plus the amount of initial and variation margin held in the broker's account, if applicable, must equal the market value of

                                       30

the future or forward foreign currency contract. Should the market value of the contract move adversely to the Portfolio, or if the value of the securities in the segregated account declines, the Portfolio will be required to deposit additional cash or securities in the segregated account at a time when it may be disadvantageous to do so.

Derivatives are subject to the risk of changes in security prices, as well as credit risk with respect to the counterparty for derivatives not entered into on a U.S. or foreign exchange. Certain derivatives may also have a leveraging effect that will increase the Portfolio's volatility of returns. A Portfolio may not be able to close out a futures or options position when it would be most advantageous to do so.

                SUPPLEMENTAL DESCRIPTION OF INVESTMENT TECHNIQUES

BORROWING
---------

Each Portfolio may borrow money temporarily from banks when:

a.   it is advantageous to do so in order to meet redemption requests;

b.   a Portfolio fails to receive transmitted funds from a shareholder on a timely basis;

c.   the custodian of the Fund fails to complete delivery of securities sold; or

d.   a Portfolio needs cash to facilitate the settlement of trades made by the
     Portfolio.

In addition, each Portfolio may, in effect, borrow money by lending securities through reverse repurchase agreements and/or dollar roll transactions.
Securities may be borrowed by engaging in repurchase agreements.

SECURITIES LENDING
------------------

With the exception of the U.S. Short-Term Portfolio, each Portfolio may lend out its investment securities directly (i.e., not through reverse repurchase or dollar roll transactions). The value of these securities may not exceed 33 1/3%
of the Portfolio's total assets. Such securities may be lent to banks, brokers and other financial institutions if the Portfolio receives in return, collateral in cash, U.S. government securities or irrevocable bank stand-by letters of credit. Such collateral will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The Fund may terminate the loans at any time and the relevant Portfolio will then receive the loaned securities within five days. During the loan period, the Portfolio receives the income on the loaned securities and a loan fee, thereby potentially increasing its total return. At the present time, no Portfolio of the Fund participates in a securities lending program.

                        SUPPLEMENTAL DISCUSSION OF RISKS

The risks associated with the different types of securities in which the
Portfolios may invest are described in the Prospectus under "Investment
Information." Additional information concerning risks associated with certain of the Portfolio's investments is set forth below.

FOREIGN INVESTMENTS
-------------------

Foreign financial markets, while growing in trading volume, have, for the most part, substantially less volume than United States markets. Thus, many foreign company securities are less liquid and their prices are more volatile than securities of

                                       31

comparable domestic companies. Foreign markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delivery of securities may not occur at the same time as payment in some foreign markets.
Delays in settlement could result in temporary periods when a portion of
Portfolio assets remains uninvested, earning no return. The inability of a
Portfolio to make intended security purchases due to settlement problems could cause the Portfolio to miss attractive investment opportunities. Inability to dispose of Portfolio securities due to settlement problems could result either in Portfolio losses due to subsequent declines in security value or, if the
Portfolio has entered into a contract to sell the security, could result in possible liability to the purchaser. Comparatively speaking, there is less government supervision and regulation of exchanges, financial institutions and issuers in foreign countries than there is in the United States. In addition, a foreign government may impose exchange control regulations, which may impact currency exchange rates or the ability to repatriate funds.

In addition to the general risks of investing in foreign securities, investments in emerging markets involve special risks. Certain markets may require payment for securities before delivery, and in such markets a Portfolio bears the risk that the securities will not be delivered and that the Portfolio's payments will not be returned. Securities prices in emerging markets can be significantly more volatile than in the more developed nations of the world, reflecting the greater uncertainties of investing in less established markets and economies. In particular, countries with emerging markets may have relatively unstable governments; present the risk of nationalization of businesses, restrictions on foreign ownership, or prohibitions of repatriation of assets; and may have less protection of property rights than more developed countries. The economies of countries with emerging markets may be predominantly based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of substantial holdings difficult or impossible at times. Securities of issuers located in countries with emerging markets may have limited marketability and may be subject to more abrupt or erratic price movements.

Certain emerging markets may require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if deterioration occurs in an emerging market's balance of payments or for other reasons, a country could impose temporary restrictions on foreign capital remittances. A Portfolio could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to that Portfolio of any restrictions on investments.

Investment in certain foreign emerging market debt obligations may be restricted or controlled to varying degrees. These restrictions or controls may at times preclude investment in certain foreign emerging market debt obligations and increase the expenses of a Portfolio.

FOREIGN BANK OBLIGATIONS
------------------------

Foreign bank obligations involve somewhat different investment risks than those affecting United States bank obligations. Included in these risks are possibilities that:

a.   investment liquidity may be impaired due to future political and economic developments;

                                       32

b.   their obligations may be less marketable than comparable obligations of
     United States banks;

c.   a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations;

d.   foreign deposits may be seized or nationalized;

e.   foreign governmental restrictions such as exchange controls may be adopted that might adversely affect the payment of principal and interest on those obligations;

f.   the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks; or

g.   the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to United States banks.

Foreign banks are not generally subject to examination by any United States government agency or instrumentality. Also, investments in commercial banks located in some foreign countries are subject to additional risks because they engage in diversified securities activities.

DOLLAR ROLL TRANSACTIONS
------------------------

Dollar roll transactions involve potential risks of loss that differ from those relating to the securities underlying the transactions. For example, should the counterparty become insolvent, a Portfolio's right to purchase from the counterparty might be restricted. Additionally, the value of such securities may change adversely before the Portfolio is able to purchase them. Similarly, a
Portfolio may be required to purchase securities in connection with a dollar roll at a higher price than may otherwise be available on the open market.
Since, as noted above, the counterparty is required to deliver a similar, but not necessarily identical, security to a Portfolio, the security which the
Portfolio is required to buy under the dollar roll may be worth less than the security that was sold. There can be no assurance that a Portfolio's use of the cash it receives from a dollar roll will provide a return exceeding borrowing costs.

MORTGAGE AND ASSET-BACKED SECURITIES
------------------------------------

Prepayments on securitized assets such as mortgages, automobile loans and credit card receivables ("securitized assets") generally increase with falling interest rates and decrease with rising interest rates. Prepayment rates are often influenced by a variety of economic and social factors. In general, the loans supporting non-mortgage asset-backed securities are of shorter maturity than mortgage loans and are less likely to experience substantial prepayments. In addition to prepayment risk, borrowers on the underlying securitized assets may default in their payments, creating delays or loss of principal.

Non-mortgage asset-backed securities involve certain risks not presented by mortgage-backed securities. Primarily, these securities may not have the benefit of a security interest in the underlying assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give them the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of automobile receivables permit the servicer to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the

                                       33

holders of the related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance, and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have an effective security interest in all of the obligations backing such receivables. Therefore, there is a possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

New forms of asset-backed securities are continuously being created. Market experience in some of these securities is limited and liquidity may not have been tested in market cycles.

FORWARD COMMITMENTS
-------------------

Portfolios may purchase securities on a when-issued or forward commitment basis.
These transactions present a risk of loss should the value of the securities to be purchased increase prior to the settlement date and the counterparty to the trade fail to execute the transaction. If this were to occur, the Portfolio's net asset value, including a security's appreciation or depreciation purchased on a forward basis, would decline by the amount of such unrealized appreciation.

LOAN PARTICIPATIONS AND ASSIGNMENTS
-----------------------------------

Portfolios generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and Portfolios may not benefit directly from any collateral supporting the loan in which they have purchased a Participation. As a result, a Portfolio will assume the credit risk of both the borrower and the lender that is selling the participation. It may be necessary under the terms of a participation for a Portfolio to assert, through the lender, such rights as may exist against the borrower should the borrower fail to pay principal and interest when due or otherwise default on the loan. As a result, a Portfolio could be subject to delays, expenses and risks which are greater than those which would have been involved if the Portfolio had purchased a direct obligation (such as commercial paper) of the borrower. In the event of bankruptcy or insolvency of a lender selling a participation, a Portfolio may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower. In the event of the bankruptcy or insolvency of the borrower, the Loan underlying a participation might be subject to certain defenses that can be asserted by the borrower as a result of improper conduct by the lender.

In the event market prices are not readily available, assignments and participations will be valued at their fair value, as determined in accordance with the Fund's Valuation procedures adopted by the Fund's Board of Directors.

INFLATION-INDEXED SECURITIES
----------------------------

The U.S. Treasury began issuing inflation-indexed bonds in 1997. As such, trading history for TIPS is shorter than for other U.S. Treasury note and bond programs and liquidity is generally lower than nominal bonds. However, the U.S.
Treasury has reaffirmed its commitment to issue TIPS and an improvement in liquidity is expected to continue. Lack of a liquid market may impose the risk of higher transaction costs and the possibility that a Portfolio may be forced to liquidate positions when it would not be advantageous to do so. Finally, there can be no assurance that the CPI will accurately measure the real rate of inflation in the price of goods and services.

Some countries may not guarantee the principal value of the inflation protected bonds that they issue, in which case, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

HIGH YIELD/HIGH RISK DEBT SECURITIES
------------------------------------

                                       34

The High Yield and Global High Yield Portfolios may invest their assets in debt securities that are rated below investment-grade (i.e., below Baa by Moody's or
BBB by S&P) and in unrated securities judged to be of equivalent quality by the
Investment Adviser or Sub-Adviser. Securities below investment grade carry a high degree of risk (including the possibility of default or bankruptcy of the issuers of such securities), and generally involve greater price volatility and risk of loss of principal and income. These securities may be less liquid than securities in the higher rating categories and are considered to be speculative.
The lower the ratings of such debt securities, the greater their risks render them like equity securities. See "Quality Rating Descriptions" in this SAI for a more complete description of the ratings assigned by ratings organizations and their respective characteristics.

Economic downturns have in the past, and could in the future, disrupt the high yield market and impair the ability of issuers to repay principal and interest.
Also, an increase in interest rates would have a greater adverse impact on the value of such obligations than on comparable higher quality debt securities.
During an economic downturn or period of rising interest rates, highly leveraged issuers may experience financial stresses, which could adversely affect their ability to service their principal and interest payment obligations. During periods of economic uncertainty, the volatility of high yield securities may adversely affect the Portfolio's net asset value. In addition, investments in high yield zero coupon or pay-in-kind bonds, rather than income-bearing high yield securities, may be more speculative and may be subject to greater fluctuations in value due to changes in interest rates.

The trading market for high yield securities may be so thin that there is no established retail secondary market. A thin trading market may limit the ability of the Portfolio to accurately value high yield securities it holds and to dispose of those securities. Adverse publicity and investor perceptions may decrease the market value and liquidity of high yield securities. These securities may also involve special registration responsibilities, liabilities and costs, and their prices may be affected by legal and regulatory developments.

Credit quality in the high yield securities market can change suddenly and unexpectedly, and even recently issued credit ratings may not fully reflect the actual risks posed by a particular high yield security. For these reasons, it is the policy of the Investment Adviser and Sub-Adviser not to rely exclusively on ratings issued by established credit rating agencies, but to supplement such ratings with its own independent and ongoing review of credit quality. The achievement of a Portfolio's investment objective by investment in such securities may be more dependent on the Investment Adviser's or Sub-Adviser's credit analysis than is the case for higher quality bonds. Should the rating of a portfolio security be downgraded, the Investment Adviser or Sub-Adviser will determine whether it is in the best interest of the Portfolio to retain or dispose of such security.

                         SUPPLEMENTAL HEDGING TECHNIQUES

Each of the Portfolios may enter into forward foreign currency contracts and may purchase and write (on a covered basis) exchange-traded or over-the-counter
("OTC") options on currencies, foreign currency futures contracts and options on foreign currency futures contracts. These contracts are primarily entered into to protect against a decrease in the U.S. dollar equivalent value of a
Portfolio's foreign currency denominated securities or the payments thereon that may result from an adverse change in foreign currency exchange rates. Under normal circumstances, the Worldwide Core and Global Inflation-Indexed Hedged
Portfolios intend to hedge their currency exchange risk to the extent feasible, but there can be no assurance that all of the assets of each Portfolio denominated in foreign currencies will be hedged at any time, or that any such hedge will be effective. Each of the other Portfolios

                                       35

may at times, at the discretion of the Investment Adviser or the Sub-Adviser, hedge all or some portion of its currency exchange risk.

Conditions in the securities, futures, options and foreign currency markets will determine whether, and under what circumstances, the Fund will employ any of the techniques or strategies described below. The Fund's ability to pursue these strategies may be limited by applicable regulations of the Commodity Futures
Trading Commission ("CFTC") and the federal tax requirements applicable to regulated investment companies. (See: "Investment Information" in the Prospectus and "Supplemental Tax Considerations" below for more information on hedging.)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS AND ASSOCIATED RISKS
----------------------------------------------------------------

Each Portfolio may, and generally certain Portfolios will, purchase and sell forward contracts. A forward contract obligates one party to purchase and the other party to sell a defined foreign currency amount at some specified future date. Purchasing or selling forward contracts may help offset declines in U.S.
dollar-equivalent value of a Portfolio's foreign currency denominated assets and the income available for distribution to Portfolio shareholders. These declines in U.S. dollar-equivalent value may be the result of adverse exchange rate changes between the U.S. dollar and the various foreign currencies in which a
Portfolio's assets or income are denominated. The U.S. dollar-equivalent value of the principal amount of and rate of return on foreign currency denominated securities will decline should the U.S. dollar exchange rate rise in relation to that currency. Such declines could be partially or completely offset by an increase in the value of a forward contract on that foreign currency.

In addition to entering into forward contracts with respect to assets that a
Portfolio holds (a "position hedge"), the Investment Adviser or Sub-Adviser may purchase or sell forward contracts or foreign currency options in a particular currency with respect to specific anticipated transactions (a "transaction hedge"). By purchasing forward contracts, the Investment Adviser or Sub-Adviser can establish the exchange rate at which a Portfolio will be entitled to exchange U.S. dollars for a foreign currency or a foreign currency for U.S.
dollars at some point in the future. Thus, such contracts may lock in the U.S.
dollar cost of purchasing foreign currency denominated securities, or set the
U.S. dollar value of the income from securities it owns or the proceeds from securities it intends to sell.

While the use of foreign currency forward contracts may protect a Portfolio against declines in the U.S. dollar-equivalent value of the Portfolio's assets, such use will also reduce the possible gain from advantageous changes in the value of the U.S. dollar against particular currencies. Moreover, the use of foreign currency forward contracts will not eliminate fluctuations in the underlying U.S. dollar-equivalent prices of or rates of return on the assets held in the Portfolio.

The use of such techniques will subject the Portfolio to certain risks:

a.   foreign exchange markets can be highly volatile and are subject to sharp price fluctuations;

b.   trading forward contracts involves a degree of leverage, and relatively small movements in the rates of exchange between the currencies underlying a contract could result in immediate and substantial losses to the investor;

c.   trading losses that are not offset by corresponding gains in assets being hedged reduce the value of assets held by a Portfolio; and

e.   precise matching of the forward contract amounts and the value of the hedged Portfolio securities involved will not generally be possible. The future value of

                                       36

     such foreign currency denominated Portfolio securities will change as a consequence of market movements. This change is unrelated to fluctuations in exchange rates. Thus, it may be necessary for a Portfolio to purchase additional foreign currency in the cash market (and bear the expense of such purchase) if the market value of the security is less than the amount of the foreign currency it must deliver pursuant to the forward contract.

If the Investment Adviser or Sub-Adviser incorrectly predicts the direction of such movements, a Portfolio's performance may decline because of the use of such contracts. The accurate projection of currency market movements is extremely difficult, and the successful execution of a hedging strategy is highly uncertain.

Portfolio costs of engaging in foreign currency forward contracts will vary with factors such as:

a.   the foreign currency involved;

b.   the length of the contract period; and

c.   the market conditions then prevailing, including general market expectations as to the direction of the movement of various foreign currencies against the U.S. dollar.

Furthermore, the Investment Adviser or Sub-Adviser may not be able to purchase forward contracts with respect to all of the foreign currencies in which the
Portfolio's portfolio securities may be denominated, leaving a portion of the
Portfolio unhedged against adverse exchange rate movements. Moreover, if the forward contract is entered into in an OTC transaction, the Portfolio generally will be exposed to the credit risk of its counterparty. Should a Portfolio enter into such contracts on a foreign exchange, the contract will be subject to the rules of that foreign exchange. Foreign exchanges may impose significant restrictions on the purchase, sale or trading of such contracts, and may impose limits on price moves. Such limits may affect significantly the ability to trade the contract or otherwise to close out the position, and could create potentially significant discrepancies between the cash and market value of the forward contract. Finally, the cost of purchasing forward contracts in a particular currency will reflect, in part, the rate of return available on instruments denominated in that currency. The cost of purchasing forward contracts to hedge foreign currency denominated securities may reduce their rate of return toward the rate of return that would be earned on assets denominated in U.S. dollars.

OTHER STRATEGIES OF CERTAIN PORTFOLIOS
--------------------------------------

Certain Portfolios may attempt to enhance returns by entering into forward contracts and currency options, as discussed below, in a particular currency in an amount in excess of the value of assets denominated in that currency or when they do not own assets denominated in that currency. If the Investment Adviser or Sub-Adviser is not able to predict correctly the direction and extent of movements in foreign currency exchange rates, entering into such forward or option contracts may decrease rather than enhance a Portfolio's return. In addition, if a Portfolio enters into forward contracts when it does not own assets denominated in that currency, the Portfolio's volatility may increase and losses on such contracts will not be offset by increases in the value of portfolio assets.

OPTIONS ON FOREIGN CURRENCIES
-----------------------------

Each Portfolio may purchase and sell (or write) put and call options on foreign currencies protecting against:

                                       37

a.   a decline in the U.S. dollar-equivalent value of its portfolio securities or payments due thereon, or

b.   a rise in the U.S. dollar-equivalent cost of securities that it intends to purchase.

A foreign currency put option grants the holder the right, but not the obligation, to sell a specified amount of a foreign currency to its counterparty at a predetermined price on a later date. Conversely, a foreign currency call option grants the holder the right, but not the obligation, to purchase a specified amount of a foreign currency at a predetermined price at a later date.

As in the case of other types of options, a Portfolio's potential gain from the purchase of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, the Portfolio could sustain losses on the sale of in foreign currency options, requiring it to forego all or some of the benefits of advantageous changes in such rates.

Each Portfolio may write options on foreign currencies for hedging purposes. For example, where a Portfolio anticipates a decline in the dollar value of foreign currency denominated securities due to adverse fluctuations in exchange rates, it could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option most likely will not be exercised, and the decrease in value of portfolio securities will be offset by the amount of the premium received.

Similarly, instead of purchasing a call option to hedge against an anticipated increase in the dollar costs of securities to be acquired, a Portfolio could write a put option on the relevant currency. If rates move in the manner projected, the put option will expire unexercised, allowing the Portfolio to hedge such increased costs up to the amount of the premium. As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium. If movement in the expected direction does not occur, the option may be exercised and the
Portfolio would be required to purchase or sell the underlying currency at a loss which may not be fully offset by the amount of the premium. Through the writing of options on foreign currencies, a Portfolio also may be required to forego all or some of the gains that might otherwise have been obtained from favorable movements in exchange rates.

OPTIONS ON SECURITIES
---------------------

Each Portfolio may also enter into options on securities or on indices of securities. A put option on a security grants the holder the right, but not the obligation, to sell the security to its counterparty at a predetermined price at a later date. Conversely, a call option on a security grants the holder the right, but not the obligation, to purchase the security underlying the option at a predetermined price at a later date.

Normally, a Portfolio would purchase put options in anticipation of a decline in the market value of securities it holds or securities it intends to purchase. If a Portfolio purchases a put option and the value of the security decreases below the strike price of the option, the Portfolio has the right to sell that security to its counterparty for the strike price (or realize the value of the option by entering into a closing transaction). Thus, the Portfolio would protect itself against any further decrease in the value of the security during the term of the option.

Conversely, if the Investment Adviser or Sub-Adviser anticipates that a security that it intends to acquire will increase in value, it might cause a Portfolio to

                                       38

purchase a call option on that security or securities similar to that security.
If the value of the security does rise, the call option may wholly or partially offset the increased price of the security. As in the case of other types of options, however, the potential gain to the Portfolio will be reduced by the amount of the premium paid to purchase the option and any related transaction costs. If, however, the value of the security falls instead of rises, the
Portfolio will have foregone a portion of the gain of the decreased price of the security in the amount of the option premium and the related transaction costs.

A Portfolio would purchase put and call options on securities indices for the same reasons, as it would purchase options on securities. Options on securities indices are similar to options on securities except that options on securities indices reflect the change in price of a group of securities rather than an individual security. The exercise of options on securities indices is settled in cash rather than by delivery of the securities comprising the index underlying the option.

A Portfolio's transactions in options on securities and securities indices will be governed by the rules and regulations of the respective exchanges, boards of trade or other trading facilities on which the options are traded.

CONSIDERATIONS CONCERNING OPTIONS
---------------------------------

The writer of an option receives a premium that it retains regardless of whether the option is exercised. The purchaser of a call option has the right to purchase the securities or currency subject to the option at a specified price
(the "exercise price") for a specified period of time. By writing a call option, the writer becomes obligated during the term of the option, and upon exercise of the option, to sell the underlying securities or currency to the purchaser against receipt of the exercise price. Therefore, the writer of a call option loses the potential for gain on the underlying securities or currency in excess of the exercise price of the option during the period that the option is open.

Conversely, the purchaser of a put option has the right to sell the securities or currency subject to the option, to the writer of the put option at the specified exercise price for a specified period of time. Upon exercise of the put option, the writer of the put option is obligated to purchase the securities or currency underlying the option at the exercise price. A writer might, therefore, be obligated to purchase the underlying securities or currency for more than their current market price or U.S. dollar value, respectively.

Each Portfolio may purchase and sell both exchange-traded and OTC options.
Although many options on equity securities and options on currencies are currently exchange-traded, options on debt securities are primarily traded in the OTC market. The writer of an exchange-traded option wishing to terminate its obligation may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. Options of the same series are options with respect to the same underlying security or currency, having the same expiration date and the same exercise price. Likewise, an investor who is the holder of an option may liquidate a position by effecting a "closing sale transaction." This is accomplished by selling an option of the same series as the option previously purchased. There is no guarantee that either a closing purchase or a closing sale transaction can be effected.

An exchange-traded option position may be closed out only where a secondary market exists for an option of the same series. For a number of reasons, a secondary market may not exist for options held by a Portfolio, or trading in such options might be limited or halted by the exchange on which the option is trading. In such cases, it might not be possible to effect closing transactions, with the result that the Portfolio would have to exercise the options in order to realize any profit. If the

                                       39

Portfolio is unable to effect a closing purchase transaction in a secondary market in an option it has written, it will not be able to sell the underlying security or currency until either: 1) the option expires, or 2) the Portfolio delivers the underlying security or currency upon exercise or otherwise cover its position.

EXCHANGE TRADED AND OTC OPTIONS
-------------------------------

U.S. exchange-traded options are issued by a clearing organization affiliated with the exchange on which the option is listed. Thus, in effect, every exchange-traded option transaction is guaranteed. In contrast, OTC options are contracts between a Portfolio and its counterparty with no clearing organization guarantee. Thus, when the Portfolio purchases OTC options, it relies on the dealer from whom it purchased the option to make or take delivery of the securities underlying the option. The dealer's failure to do so would result in the loss of the premium paid by the Portfolio as well as the loss of the expected benefit of the transaction. The Investment Adviser or Sub-Adviser will purchase options only from dealers determined by the Investment Adviser to be creditworthy.

Exchange-traded options generally have a continuous liquid market whereas OTC options may not. Consequently, a Portfolio will generally be able to realize the value of an OTC option it has purchased only by exercising it or reselling it to the dealer who issued it. Similarly, when the Portfolio writes an OTC option, it generally will be able only to close out the OTC option prior to its expiration by entering into a closing purchase transaction with the original issuing dealer of the OTC option. A Portfolio will only enter into OTC options with dealers who are capable of entering into closing transactions with the Portfolio. There can be no assurance that the Portfolio will be able to liquidate an OTC option at a favorable price at any time prior to expiration. Until the Portfolio is able to effect a closing purchase transaction in a covered OTC call option the Portfolio has written, it will not be able to liquidate securities used as cover until the option expires or is exercised, or different cover is substituted. In the event of insolvency of the counterparty, the Portfolio may be unable to liquidate an
OTC option. In the case of options written by a Portfolio, the inability to enter into a closing purchase transaction may result in material losses to the
Portfolio. For example, since the Portfolio must maintain a covered position with respect to any call option on a security it writes, the Portfolio may be limited in its ability to sell the underlying security while the option is outstanding. This may impair the Portfolio's ability to sell a portfolio security at a time when such a sale might be advantageous.

FOREIGN CURRENCIES
------------------

There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information available is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (i.e., less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the
U.S. options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options market until they reopen. Foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options. Thus, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

The use of options to hedge a Portfolio's foreign currency-denominated holdings or to enhance return raises additional considerations. As described above, a
Portfolio

                                       40

may, among other things, purchase call options on securities it intends to acquire in order to hedge against anticipated market appreciation in the price of the underlying security or currency. If the market price does increase as anticipated, the Portfolio will benefit from that increase but only to the extent that the increase exceeds the premium paid and related transaction costs.
If the anticipated rise does not occur, or if it does not exceed the amount of the premium and related transaction costs, the Portfolio will bear the expense of the options without gaining an offsetting benefit. If the market price of the underlying currency or securities should fall instead of rise, the benefit the
Portfolio obtains from purchasing the currency or securities at a lower price will be reduced by the amount of the premium paid for the call options and by transaction costs.

A Portfolio also may purchase put options on currencies or portfolio securities when it believes a defensive posture is warranted. Protection is provided during the life of a put option because the put gives the Portfolio the right to sell the underlying currency or security at the put exercise price, regardless of a decline in the value of the underlying currency or security below the exercise price. This right limits the Portfolio's losses from declines in the currency's or security's value below the exercise price to the premium paid for the option and related transaction costs. If the market price of the currency or security should increase, however, the profit that the Portfolio might otherwise have realized will be reduced by the amount of the premium paid for the put option and by transaction costs.

The value of an option position will reflect, among other things:

a.   the current market price of the underlying currency or security;

b.   the time remaining until expiration;

c.   the relationship of the exercise price to the market price;

d.   the historical price volatility of the underlying asset; and

e.   security and general market conditions.

For this reason, the successful use of options as a hedging strategy depends upon the ability of the Investment Adviser or the Sub-Adviser to forecast the volatility and direction of price fluctuations in the underlying currency or securities market.

Options normally have expiration dates of up to nine months. The exercise price of the options may be below, equal to or above the current market value of the underlying security or currency at the time the options are written. Options purchased by a Portfolio expiring unexercised have no value, and therefore a loss will be realized in the amount of the premium paid and related transaction costs. If an option purchased by a Portfolio is in the money prior to its expiration date, unless the Portfolio exercises the option or enters into a closing transaction with respect to that position, the Portfolio will not realize any gain on its option position.

A Portfolio's activities in the options markets may result in higher turnover rates and additional brokerage costs. Nevertheless, the Portfolio may also save on commissions and transaction costs by hedging through such activities, rather than buying or selling securities or foreign currencies in anticipation of market moves or foreign exchange rate fluctuations.

FUTURES CONTRACTS
-----------------

Each Portfolio may enter into contracts for the purchase or sale for future delivery (a "futures contract") of:

                                       41

a.   fixed-income securities or foreign currencies;

b.   contracts based on financial indices, including any index of U.S.
     government securities;

c.   foreign government securities; and

d.   corporate debt securities.

U.S.futures contracts are offered on exchanges which have been designated as
"contracts markets" by the Commodity Futures Trading Commission (the "CFTC"),
and must be executed through a futures commission merchant, or brokerage firm, which is a member of the relevant contract market. Through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange. Pursuant to a claim for exemption filed with the CFTC on behalf of the Fund, the Fund is not deemed to be a "commodity pool" or "commodity pool operator" under the Commodity Exchange Act (the "CEA")
and is not subject to registration or regulation as such under the CEA. The
Investment Adviser is not deemed to be a "commodity pool operator" with respect to its service as investment adviser to the Fund. A Portfolio will enter into futures contracts based on debt securities that are backed by the full faith and credit of the U.S. government, such as long-term U.S. Treasury bonds, Treasury notes, and GNMA pass-through mortgage-backed securities. Portfolios may also enter into futures contracts based on securities that would be eligible investments for such Portfolio and that are denominated in currencies other than the U.S. dollar. This includes, without limitation, futures contracts based on government bonds issued in the United Kingdom, Japan, the Federal Republic of
Germany, France and Australia and futures contracts based on three-month
Euro-deposit contracts in the major currencies.

A Portfolio purchases or sells futures contracts in an attempt to protect the
U.S. dollar-equivalent value of its securities from fluctuations in interest or foreign exchange rates without actually buying or selling securities or foreign currency. For example, if a Portfolio expected the value of a foreign currency to increase against the U.S. dollar, the Portfolio might enter into futures contracts for the sale of that currency. Such a sale would have much the same effect as selling an equivalent value of foreign currency. If the currency did increase, the value of the securities held by the Portfolio would decline, but the value of the futures contracts would increase at approximately the same rate. Thus, the Portfolio's net asset value would not decline as much as it otherwise would have.

Although futures contracts, by their terms, call for the actual delivery or acquisition of securities or currency, in most cases the contractual obligation is fulfilled before the expiration date of the contract without having to make or take delivery of the securities or currency. The offsetting of a contractual obligation is accomplished by buying (or selling, as the case may be) on a commodities exchange an identical futures contract calling for delivery in the same month. Such a transaction, which is effected through a member of an exchange, cancels the obligation to make or take delivery of the securities or currency. Since all transactions in the futures market are performed through a clearinghouse associated with the exchange on which the contracts are traded, a
Portfolio will incur brokerage fees when it purchases or sells futures contracts.

At the time a futures contract is purchased or sold, the Portfolio must allocate cash or securities as a deposit payment (the "initial margin"). It is expected that the initial margin on U.S. exchanges will range from approximately 3% to approximately 15% of the value of the securities or currencies underlying the contract. Under certain circumstances, however, such as periods of high volatility,

                                       42

an exchange may require the Portfolio to increase the level of the initial margin. Additionally, initial margin requirements may be increased generally in the future by regulatory action. An outstanding futures contract is valued daily and the payment in cash of "variation margin" may be required, a process known as "marking to the market." Each day, the Portfolio is required to provide (or is entitled to receive) variation margin in an amount equal to any decline (in the case of a long futures position) or increase (in the case of a short futures position) in the contract's value since the preceding day.

Futures contracts entail special risks. Among other things, the ordinary spreads between values in the cash and futures markets, due to differences in the character of these markets, are subject to distortions relating to:

a.   investors' obligations to meet additional variation margin requirements;

b.   decisions to make or take delivery, rather than entering into offsetting transactions; and

c.   the difference between margin requirements in the securities markets and margin deposit requirements in the futures market.

The possibility of such distortion means that a correct forecast of general market, foreign exchange rate or interest rate trends by the Investment Adviser or Sub-Adviser may not result in a successful transaction.

The Investment Adviser believes that use of such contracts and options thereon will benefit the Portfolios. However, if the Investment Adviser's judgment about the general direction of securities market movements, foreign exchange rates or interest rates is incorrect, a Portfolio's overall performance will be poorer than if it had not entered into any such contracts or purchased or written options. For example, if a Portfolio hedges against an interest rate increase
(which would adversely affect the price of debt securities held), and interest rates decrease, the Portfolio would lose part or all of the benefit of the increased value of its assets. This would result in offsetting losses in its futures positions. In such situations, if the Portfolio has insufficient cash, it may have to sell some of its assets to meet daily variation margin requirements.

A Portfolio's ability to establish and close out positions in futures contracts and options on futures contracts is subject to the development and maintenance of liquid markets. Although a Portfolio generally will purchase or sell only those futures contracts and options thereon for which there appears to be a liquid market, there is no assurance that a liquid market on an exchange will exist for any particular futures contract or option thereon at any particular time. Where it is not possible to effect a closing transaction in a contract at a satisfactory price, the Portfolio would have to make or take delivery under the futures contract or, in the case of a purchased option, exercise the option or let it expire. In the case of a futures contract that a Portfolio has sold and is unable to close out, the Portfolio would be required to maintain margin deposits on the futures contract and to make variation margin payments until the contract is closed.

Under certain circumstances, exchanges may establish daily limits of the amount that the price of a futures contract or related option contract may vary, either up or down, from the previous day's settlement price. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may prevent the liquidation of unfavorable positions. Futures or options contract prices could move to the daily limit for several consecutive trading days with little or no trading,

                                       43

thereby preventing prompt liquidation of positions and subjecting some traders to substantial losses.

There are risks associated with foreign currency futures contracts and their use as hedging devices similar to those associated with options on foreign currencies described above. Further, settlement of a foreign currency futures contract must occur within the country issuing the underlying currency. Thus, a
Portfolio must accept delivery of the underlying foreign currency in accordance with any U.S. or foreign restrictions or regulations regarding the maintenance of foreign banking arrangements by U.S. residents. It may also be required to pay any fees, taxes or charges associated with such delivery that are assessed in the country of the underlying currency.

OPTIONS ON FUTURES CONTRACTS
----------------------------

The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security or currency. Thus, a
Portfolio may purchase a put option on a futures contract to hedge against the risk of rising interest rates. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based, or the price of the underlying securities or currency, it may or may not be less risky than ownership of the futures contract or the underlying securities or currency. As with the purchase of futures contracts, a Portfolio that is not fully invested may purchase a call option on a futures contract to hedge against a market advance due to declining interest rates or a change in foreign exchange rates.

Writing a call option on a futures contract constitutes a partial hedge against decreasing prices of the security or foreign currency. The hedge is deliverable upon exercise of the futures contract. If the futures price of the option at expiration is below the exercise price, a Portfolio will retain the full amount of the option premium, providing a partial hedge against any decline that may have occurred in the Portfolio's holdings. Writing a put option on a futures contract constitutes a partial hedge against increasing prices of the security or foreign currency. The hedge is deliverable upon exercise of the futures contract. If the futures price at expiration of the option is higher than the exercise price, the Portfolio will retain the full amount of the option premium, providing a partial hedge against any increase in the price of securities, which a Portfolio intends to purchase. If a Portfolio's put or call option is exercised, it will incur a loss that will be reduced by the amount of the premium it receives. Depending on the degree of correlation between changes in the value of its securities and changes in the value of its futures positions, a
Portfolio's losses from existing options on futures may be reduced or increased by changes in the value of its securities.

In addition to the correlation risks discussed above, purchasing an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased.

Options on foreign currency futures contracts may involve certain additional risks. Trading options on foreign currency futures contracts is relatively new.
The ability to establish and close out positions in such options is subject to the maintenance of a liquid secondary market. To mitigate this problem, a
Portfolio will not purchase or write options on foreign currency futures contracts unless and until the market for such options has developed sufficiently and, in the opinion of the Investment Adviser or Sub-adviser, the risks connected with such options are not greater than the risks connected with transactions in the underlying foreign currency futures contracts. Compared to the purchase or sale of foreign currency futures contracts, the purchase of call or put options thereon involves less potential risk to the Portfolio because the maximum amount at risk is the premium paid for the option (plus transaction costs). However, the purchase of a call or put option on a foreign currency futures contract could result in a loss if there is no

                                       44

movement in the price of the underlying currency or futures contract; this is not true of futures contracts.

                             INVESTMENT RESTRICTIONS

FUNDAMENTAL RESTRICTIONS

Fundamental policies may not be changed without the approval of the holders of a majority of the outstanding voting securities of a Portfolio (which for this purpose and under the 1940 Act means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented; or (ii) more than 50% of the outstanding shares).

FOR ALL PORTFOLIOS EXCEPT INTERNATIONAL AND LIMITED DURATION PORTFOLIOS
-----------------------------------------------------------------------

The Fund has adopted the following fundamental investment restrictions relating to the investment of each Portfolio's assets and its activities (except for the
International and Limited Duration Portfolios). Each Portfolio may not:

a.   borrow money, except in conformity with the limits set forth in the 1940
     Act; notwithstanding the foregoing, short-term credits necessary for settlement of securities transactions are not considered borrowings;

b.   issue senior securities, except to the extent permitted under the 1940 Act;

c.   underwrite securities of other issuers;

d.   purchase or sell real estate (other than marketable securities representing interests in, or backed by, real estate); or

e.   purchase or sell physical commodities or related commodity contracts.

FOR ALL PORTFOLIOS EXCEPT INTERNATIONAL, LIMITED DURATION AND GLOBAL INFLATION
INDEXED HEDGED PORTFOLIOS
------------------------------------------------------------------------------

f.   invest more than 25% of its total assets in the securities of issuers in any industry (other than U.S. Government Securities, the banking industry and the finance industry).

FOR THE GLOBAL INFLATION-INDEXED HEDGED PORTFOLIO
-------------------------------------------------

g.   Under normal circumstances, the Portfolio will invest more than 25% of its total assets in securities issued by one or more of the following foreign governments: United Kingdom, France, Australia, Canada, New Zealand and
     Sweden (collectively, the "Government Group"). Except for securities issued by the Government Group or U.S. Government Securities, the Global Portfolio
     will not invest more than 25% of its total assets in any industry or foreign government. If the Portfolio invests more than 25% of its total assets in securities of a single issuer in the Government Group, the percentage of that issuer's securities in the Portfolio will not be more than fifteen percentage points higher than that issuer's weighting in the
     Barclays Global Inflation-Linked Bond Index Hedged, the Portfolio's
     benchmark index, or any replacement benchmark index that is selected and approved by the Fund's Board of Directors. In the event that the Board of
     Directors seeks to replace the Portfolio's benchmark index, the Portfolio's shareholders will be given sixty (60) days' prior notice of the change;

                                       45

h.   make loans to other persons, except by:

     i.   the purchase of a portion of an issue of debt obligations in which a
          Portfolio is authorized to invest in accordance with its investment objectives, and

     ii.  engaging in repurchase agreements.

FOR THE INTERNATIONAL AND LIMITED DURATION PORTFOLIOS
-----------------------------------------------------

These Portfolios have adopted the following fundamental policies that may not be changed without the approval of the holders of a majority of the outstanding voting securities of the Portfolio. Each Portfolio may not:

a.   borrow money, except by engaging in reverse repurchase agreements or dollar roll transactions (reverse repurchase agreements and dollar roll transactions that are covered are not considered borrowing, pursuant to SEC regulations and SEC staff position), or from a bank as a temporary measure for settlement of securities and shareholder transactions; provided that the Portfolio will not borrow more than an amount equal to one-third of the value of its assets, nor will it borrow for leveraging purposes (i.e., the
     Portfolio will not purchase securities while temporary bank borrowings in excess of 5% of its total assets are outstanding);

b.   issue senior securities (other than as specified in clause a);

c.   underwrite securities of other issuers;

d.   purchase securities on margin (although deposits referred to as "margin"
     will be made in connection with investments in futures contracts, and the
     Portfolio may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities);

e.   sell securities short (does not include options, futures, options on futures or forward currency contracts);

f.   purchase or sell real estate (other than marketable securities representing interests in, or backed by, real estate);

g.   purchase or sell physical commodities or related commodity contracts;

h.   invest more than 25% of its total assets in the securities of issuers in any industry (other than U.S. Government Securities, the banking industry and the finance industry); or

i.   make loans to other persons, except by:

     i.   the purchase of a portion of an issue of debt obligations in which a
          Portfolio is authorized to invest in accordance with its investment objectives, and

     ii.  engaging in repurchase agreements.

j.   invest in companies for the purpose of exercising control or management;

k.   purchase or retain securities of any issuer if the officers, directors or trustees of the Portfolio, or its advisors or managers, own beneficially more than one half of one percent (0.5%) of the securities of the issuer, or together own beneficially more than five percent (5%) of the securities of that issuer; or

                                       46

l.   invest more than fifteen percent (15%) of the Portfolio's total assets in the securities of issuers which together with any predecessors have a record of less than three years continuous operation or securities of issuers which are restricted as to disposition.

FOR THE U.S. SHORT-TERM PORTFOLIO
---------------------------------

This Portfolio has adopted the following additional fundamental policy. The
Portfolio may not invest more than 5% of its total assets in the securities of any issuer (other than securities issued by the U.S. government, its agencies and instrumentalities, and repurchase agreements), or purchase more than 10% of the voting securities of any one issuer, with respect to 75% of the Portfolio's assets.

FOR ALL PORTFOLIOS EXCEPT U.S.INFLATION-INDEXED AND GLOBAL INFLATION-INDEXED
HEDGED PORTFOLIOS
----------------------------------------------------------------------------

With respect to each Portfolio's fundamental policy regarding industry concentration, the Fund has adopted the following operating policies for each
Portfolio based on each Portfolio's investment objectives, policies and operating history:

All Portfolios except the U.S. Inflation-Indexed Portfolio:

     Under normal circumstances, each Portfolio will invest more than 25% of its total assets in the securities of issuers in the Banking and Finance industry. For the purposes of this limitation, the Banking and Finance industry will be deemed to include securities of issuers engaged in banking or finance businesses, including issuers of asset-backed securities and mortgage-backed securities.

For the U.S. Inflation-Indexed Portfolio:

     Under normal circumstances, the Portfolio will not invest more than 25% of its assets in securities in any industry (other than U.S. Government
     Securities).

NON-FUNDAMENTAL RESTRICTIONS
----------------------------

Non-fundamental restrictions may be amended at any time by the Fund's Board of
Directors without the approval of shareholders.

Shareholders will be provided with at least 60 days' prior written notice of any changes with respect to each Portfolio's non-fundamental policy immediately listed below pursuant to Rule 35d-1 of the 1940 Act, which requires a Portfolio with a name suggesting a focus on a particular type of investment, index or industry to invest at least 80% of its net assets (including borrowings for investment purposes) in securities suggested by the Portfolio's name.

U.S. SHORT-TERM PORTFOLIO
-------------------------

Under normal circumstances, at least 80% of the Portfolio's net assets
(including borrowings for investment purposes) must be invested in U.S.
dollar-denominated debt securities having an effective maturity of no greater than 3 years.

MORTGAGE-BACKED PORTFOLIO
-------------------------

Under normal circumstances, at least 80% of the Portfolio's net assets
(including borrowings for investment purposes) must be invested in mortgage-backed and asset-backed securities of U.S. and foreign issuers.

U.S. INFLATION-INDEXED PORTFOLIO
--------------------------------

                                       47

Under normal circumstances, at least 80% of the Portfolio's net assets
(including borrowings for investment purposes) must be invested in inflation-indexed securities that are denominated in U.S. dollars and derivative instruments denominated in U.S. dollars whose returns are linked to the inflation rate. The Portfolio will invest in derivatives as a substitute for direct investment in inflation-indexed securities.

GLOBAL INFLATION-INDEXED HEDGED PORTFOLIO
-----------------------------------------

Under normal circumstances, at least 80% of the Portfolio's net assets
(including borrowings for investment purposes) must be invested in inflation-indexed securities. The Portfolio will attempt to actively utilize currency hedging techniques. The Portfolio is not required to invest any minimum percentage of its assets in debt securities of issuers located outside the U.S.
nor in any minimum number of countries or currencies.

MORTGAGE-LIBOR PORTFOLIO
------------------------

Under normal circumstances, at least 80% of the Portfolio's net assets
(including borrowings for investment purposes) must be invested in mortgage-backed securities of U.S. and foreign issuers with the goal to outperform the London InterBank Offered Rate.

ASSET-BACKED PORTFOLIO
----------------------

Under normal circumstances, at least 80% of the Portfolio's net assets
(including borrowings for investment purposes) must be invested in asset-backed securities of the U.S. and foreign issuers.

ENHANCED EQUITY MARKETS PORTFOLIO
---------------------------------

Under normal circumstances, the Portfolio will maintain 100% exposure to the S&P
500 Index(TM) (including borrowings for investment purposes). Up to 5% of the
Portfolio's total assets may be invested in maintenance margin at any given time; the remaining 95% of the Portfolio's net assets will be invested in short-term instruments.

GLOBAL HIGH YIELD PORTFOLIO
---------------------------

Under normal circumstances, at least 80% of the Portfolio's net assets
(including borrowings for investment purposes) must be invested in high yield debt securities from worldwide bond markets including emerging market debt securities. The Portfolio will maintain investments in debt securities of issuers from at least three different countries including the U.S. At least 35%
of the Portfolio's total assets will be invested in debt securities from jurisdictions outside the U.S.

HIGH YIELD PORTFOLIO
--------------------

Under normal circumstances, at least 80% of the Portfolio's net assets
(including borrowings for investment purposes) must be invested in high yield securities of U.S. and foreign issuers.

U.S. TREASURY PORTFOLIO
-----------------------

Under normal circumstances, at least 95% of the Portfolio's net assets
(including borrowings for investment purposes) must be invested in U.S. dollar denominated obligations issued by the U.S. Treasury and repurchase agreements collateralized by such obligations.

U.S. CORPORATE PORTFOLIO
------------------------

Under normal circumstances, at least 80% of the Portfolio's net assets
(including borrowings for investment purposes) must be invested in U.S.
dollar-denominated corporate debt obligations of U.S issuers.

INTERNATIONAL CORPORATE PORTFOLIO
---------------------------------

Under normal circumstances, at least 80% of the Portfolio's net assets
(including

                                       48

borrowings for investment purposes) will be invested in corporate debt securities from jurisdictions outside the U.S. The Portfolio will maintain investments in corporate debt securities of issuers from at least three different countries. The Portfolio may invest up to 20% of its net assets in
U.S. Corporate debt securities.

Additional non-fundamental investment restrictions with respect to the U.S.
Short-Term, Worldwide and Worldwide Core Portfolios are listed below:

U.S. SHORT-TERM, WORLDWIDE AND WORLDWIDE CORE PORTFOLIOS
--------------------------------------------------------

Each Portfolio may not enter into repurchase agreements if, as a result thereof, more than 25% of total assets would be subject to repurchase agreements.

TIME OF PURCHASE TEST
---------------------

The above standards, restrictions and percentage limitations shall be determined immediately after, and as a result of, the Portfolio's acquisition of a security or other asset. Accordingly, any later increase or decrease in a percentage resulting from a change in values, assets or other circumstances will not be considered when determining whether that investment complies with the
Portfolio's investment policies and restrictions.

ILLIQUID SECURITIES
-------------------

The SEC has taken the position that purchased OTC options and the assets used as cover for written OTC options are illiquid securities. Therefore, each Portfolio has adopted an investment policy regarding the purchase or sale of OTC options.
The purchase or sale of OTC options will be suspended if:

a.   the total market value of a Portfolio's outstanding OTC options exceeds 15%
     of the Portfolio's net assets, taken at market value, together with all other assets of the Portfolio that are illiquid or are not otherwise readily marketable;

b.   the market value of the underlying securities covered by OTC call options currently outstanding that were sold by such Portfolio exceeds 15% of the net assets of such Portfolio, taken at market value, together with all other assets of the Portfolio that are illiquid or are not otherwise readily marketable; or

c.   margin deposits on such Portfolio's existing OTC options on futures contracts exceed 15% of the net assets of such Portfolio, taken at market value, together with all other assets of the Portfolio that are illiquid or are not otherwise readily marketable.

Although this policy on illiquid securities is not fundamental and may be amended at any time without shareholder approval, the Fund will not change or modify this policy prior to a change or modification by the SEC of its position.

                             PORTFOLIO TRANSACTIONS

The Portfolios' debt securities are primarily traded in the OTC market by dealers who are usually acting as principal for their own account. On occasion, securities may be purchased directly from the issuer. Such securities are generally traded on a net basis and do not normally involve brokerage commissions or transfer taxes. The Fund enters into financial futures and options contracts that normally involve brokerage commissions.

For the last three fiscal years, the amount of brokerage commissions (associated with financial futures and options contracts) paid by each Portfolio was as follows:

                                       49

--------------------------------- ------------------ ------------------ ------------------
                                  YEAR ENDED         YEAR ENDED         YEAR ENDED
PORTFOLIO NAME                    DECEMBER 31, 2004  DECEMBER 31, 2003  DECEMBER 31, 2002
--------------------------------- ------------------ ------------------ ------------------

--------------------------------- ------------------ ------------------ ------------------

U.S. Short-Term                                $141                $ 0            $ 5,521
--------------------------------- ------------------ ------------------ ------------------
Limited Duration                              3,262              3,594                848
--------------------------------- ------------------ ------------------ ------------------
Mortgage-Backed                               7,409              6,887             16,886
--------------------------------- ------------------ ------------------ ------------------
Worldwide                                    21,744             16,972             20,734
--------------------------------- ------------------ ------------------ ------------------
Worldwide Core                                6,302             11,050             25,569
--------------------------------- ------------------ ------------------ ------------------
International                                 7,721              7,385              3,429
--------------------------------- ------------------ ------------------ ------------------
U.S. Inflation-Indexed                            0                  0                  0
--------------------------------- ------------------ ------------------ ------------------
Global Inflation-Indexed Hedged*                  0                  0                N/A
--------------------------------- ------------------ ------------------ ------------------

* The Global Inflation-Indexed Hedged Portfolio commenced operations on
  January 14, 2003.

The cost of executing transactions will consist primarily of dealer spreads.
These spreads are not included in Portfolio expenses and, therefore, are not subject to the expense cap. Nevertheless, this spread, in the absence of the intended positive effects of each such transaction, will decrease the total return of the Portfolio. A Portfolio will buy one asset and sell another only if the Investment Adviser and/or the Sub-Adviser believes it is advantageous to do so after considering the effect on the Portfolio's total return of the additional custodial charges and the spread.

All purchases and sales will be executed with major dealers and banks on a best net price basis. No trades will be executed with the Investment Adviser, the
Sub-Adviser, Quasar, their affiliates, officers or employees acting as principal or agent for others, although such entities and persons may be trading contemporaneously in the same or similar securities. The Investment Adviser and/or Sub-Adviser may decide that a particular investment that is appropriate for one Portfolio is also appropriate for another Portfolio, client or fund. If this occurs, the transaction, as well as related expenses, will be allocated in a manner deemed equitable by the Investment Adviser in accordance with the
Investment Adviser's compliance policies.

Certain Portfolios are expected to invest substantial portions of their assets in foreign securities. Since costs associated with transactions in foreign securities are generally higher than costs associated with transactions in domestic securities, the operating expense ratios of these Portfolios can be expected to be higher than that of a Portfolio investing exclusively in domestic securities.

                                       50

As of December 31, 2004, the Portfolios owned securities of their "regular brokers or dealers" or their parents, as defined in the 1940 Act, as follows:

------------------------------------------------ ---------------------------

                                                            VALUE
------------------------------------------------ ---------------------------
U.S. SHORT-TERM PORTFOLIO
Investors Bank & Trust                                   $5,208,411
Den Danske Bank                                           3,000,000
------------------------------------------------ ---------------------------
LIMITED DURATION PORTFOLIO
Investors Bank & Trust                                    $536,657

------------------------------------------------ ---------------------------
MORTGAGE-BACKED PORTFOLIO
Investors Bank & Trust                                   $2,608,190

------------------------------------------------ ---------------------------
WORLDWIDE PORTFOLIO
Investors Bank & Trust                                   $4,636,715
Barclays Capital                                            943,792
Goldman Sachs                                               507,519
Credit Suisse First Boston                                1,400,235
Den Danske Bank                                             248,172
JP Morgan Chase & Co.                                       483,149

------------------------------------------------ ---------------------------
WORLDWIDE CORE PORTFOLIO
Investors Bank & Trust                                   $1,949,965
Den Danske Bank                                           2,000,000
Credit Suisse First Boston                                  396,663
Goldman Sachs                                               604,706
JP Morgan Chase & Co.                                       661,138

------------------------------------------------ ---------------------------
INTERNATIONAL PORTFOLIO
Investors Bank & Trust                                   $2,255,452
Den Danske Bank                                           4,000,000
Credit Suisse First Boston                                  364,930
Societe Generale                                          4,000,000

------------------------------------------------ ---------------------------
U.S. INFLATION-INDEXED PORTFOLIO
Investors Bank & Trust                                    $180,450

------------------------------------------------ ---------------------------
GLOBAL INFLATION-INDEXED HEDGED PORTFOLIO
Investors Bank & Trust                                    $844,915

------------------------------------------------ ---------------------------

                      DISCLOSURE OF FUND PORTFOLIO HOLDINGS

The Fund's Board of Directors has adopted a policy regarding selective disclosure of portfolio holdings (the "Disclosure Policies"). The Disclosure
Policies are intended to ensure compliance by the Fund and by the separate investment series of the Fund (each a "Series") and its service providers with
(i) the applicable restrictions of the federal securities laws such as the 1940
Act and the Investment Advisers Act of 1940 ("Advisers Act"), and (ii) general principles of fiduciary duty.

The Disclosure Policies state that no information concerning the portfolio holdings of the Fund may be disclosed to any unaffiliated third party except as provided below:

                                       51

(a)  The Fund, or its duly authorized service providers, may publicly disclose a
     Series' portfolio holdings in accordance with regulatory requirements, such as periodic portfolio disclosure in filings with the Securities and
     Exchange Commission.

(b)  In addition, the Fund anticipates posting information regarding its portfolio holdings on its website, which information is expected to be updated on a monthly basis. A summary or list of a Series' completed purchases and sales (sometimes referred to as the "trade commentary") may only be made publicly available simultaneously or after the public disclosure of a Series' portfolio holdings in accordance with this paragraph and in compliance with applicable laws, regulations and interpretations thereof, as duly documented with the Fund.

In addition, the Fund's Chief Compliance Officer has authorized the release of information regarding each portfolio's holdings on a daily basis to providers of custody, pricing, proxy voting, accounting, auditing and research and trading services to the Portfolio currently including:

     (i)    Investors Bank & Trust Company, in connection with the provision of services as the Funds' Custodian, Administrator and Securities
            Lending Agent;

     (ii)   Third-party providers of proxy voting services, such as
            Institutional Shareholder Service (ISS) and Automatic Data
            Processing (ADP);

     (iii)  KPMG LLP, the Funds' independent registered public accounting firm, in connection with the provision of services related to the audit of the Funds' financial statements and certain non-audit services;

     (iv)   Third-party providers of pricing services, such as FT Interactive
            Data; and

     (v)    Ratings Agencies, such as S&P, Morningstar and Lipper Analytical
            Services.

The Fund may distribute this information to these parties before its general public disclosure is required or authorized; provided that:

     (a)    prior to dissemination, the Fund's chief compliance officer, upon receiving a specific request for a list of portfolio holdings, will decide to provide this information only after concluding that disclosure of portfolio holdings is in the best interests of portfolio shareholders. Such disclosure is only permitted if the
            Fund's chief compliance officer concludes that it is being done in a manner that, among other things, does not put the interests of the
            Fund's investment adviser, distributor, or any affiliated person of the portfolios, the investment adviser or the distributor, above those of portfolio shareholders;

     (b)    the recipient does not distribute the portfolio holdings or results of the analysis to third parties, other departments or persons who are likely to use the information for purposes of purchasing or selling shares of the Series before the portfolio holdings or results of the analysis become public information; and

     (c)    the recipient signs a written Confidentiality Agreement.

Any waiver of these Disclosure Policies shall be reported to the Fund's Board of
Directors.

                                       52

                              SECURITIES VALUATION

Securities for which market quotations are readily available are valued at prices that, in the opinion of the Investment Adviser, most nearly represent the market values of such securities at 4:00 p.m., Eastern time. Currently, such prices are determined using the last reported sale price, or if no sales are reported (as in the case of some securities traded OTC), the last reported bid price, except that certain securities are valued at the mean between the last reported bid and asked prices. Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. All other securities and assets are valued at their fair value following procedures approved by the Board of Directors.

Reliable market quotations are not considered to be readily available for long-term corporate bonds and notes and certain foreign securities. These investments are valued at fair value on the basis of valuations furnished by pricing services, which determine valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and relationships between securities which are generally recognized by institutional traders.

If any securities held by the Portfolios are illiquid, the Investment Adviser determines their fair value following procedures approved by the Fund's Board of
Directors. The fair value of such securities is generally determined as the amount that a Portfolio could reasonably expect to realize for the security upon its current sale. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration is generally given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the securities (including any registration expenses that might be borne by a
Portfolio in connection with such disposition).

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the Fund. The values of these securities used in determining the net asset value of a Portfolio's shares are computed as of such times. Also, because of the amount of time required to collect and process trading information on large numbers of securities, the values of certain securities (such as convertible bonds, U.S. government securities, and tax-exempt securities) are determined based on market quotations collected earlier in the day at the latest practicable time prior to the close of the
Fund. Occasionally, events affecting the value of securities may occur between such times and the close of the Fund, which will not be reflected in the computation of a Portfolio's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value following procedures approved by the Fund's Board of
Directors. In addition, securities held by some of the Portfolios may be traded in foreign markets that are open for business on days that a Portfolio is not, and the trading of such securities on those days may have an impact on the value of a shareholder's investment at a time when the shareholder cannot buy and sell shares of such Portfolio.

                         SUPPLEMENTAL TAX CONSIDERATIONS

The following summary of tax consequences does not purport to be complete. It is based on U.S. federal tax laws and regulations in effect on the date of this
SAI, which are subject to change by legislative or administrative action.
Investors are advised to consult their own tax advisor for more complete information on specific tax consequences.

                                       53

QUALIFICATION AS A REGULATED INVESTMENT COMPANY
-----------------------------------------------

Each active Portfolio has qualified, and intends to continue to qualify, for treatment as a regulated investment company ("RIC") under Subchapter M of the
Internal Revenue Code of 1986, as amended (the "Tax Code"). To qualify as a RIC, a Portfolio must, among other things:

a.   derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of securities or foreign currencies, and other income
     (including gains from options, futures or forward contracts) derived from its business of investing in securities or foreign currencies (the
     "Qualifying Income Requirement");

b.   diversify its holdings so that, at the end of each quarter of the
     Portfolio's taxable year:

     i)   at least 50% of the Portfolio's asset market value is represented by cash and cash items (including receivables), U.S. government securities, securities of other RICs and other securities, with such other securities of any one issuer limited to an amount not greater than 5% of the value of the Portfolio's total assets and not greater than 10% of the outstanding voting securities of such issuer; and

     ii)  not more than 25% of the value of the Portfolio's total assets is invested in the securities of any one issuer (other than U.S.
          government securities or the securities of other RICs); and

c.   distribute at least 90% of its investment company taxable income (which includes, among other items, interest and net short-term capital gains in excess of net long-term capital losses).

If a Portfolio does not qualify as a RIC for any taxable year, all of its taxable income will be taxed to the Portfolio at corporate rates. For each taxable year the Portfolio qualifies as a RIC, it will not be subject to Federal income tax on that part of its investment company taxable income and net capital gains (the excess of net long-term capital gain over net short-term capital loss) it distributes to its shareholders. In addition, to avoid a nondeductible
4% federal excise tax, the Portfolio must distribute during each calendar year an amount at least equal to the sum of:

a.   98% of its ordinary income (not taking into account any capital gains or losses, determined on a calendar year basis;

b.   98% of its capital gains in excess of capital losses, determined in general on an October 31 year-end basis; and

c.   any undistributed amounts from previous years.

Each Portfolio intends to distribute all of its net income and gains;
shareholders may automatically reinvest in additional shares unless they elect to receive cash distributions. Each Portfolio will monitor its compliance with all of the rules set forth in the preceding paragraph.

DISTRIBUTIONS
-------------

Distributions by a Portfolio of net investment income and net short-term capital gains are taxable to Portfolio shareholders as ordinary income regardless of whether the distribution is received in cash or additional Portfolio shares.
Distributions

                                       54

of net long-term capital gains that are designated by the Portfolio as capital gain dividends are taxable to the shareholders as long-term capital gain, regardless of the length of time the shares of the Portfolio have been held by such shareholders and regardless of whether the distribution is received in cash or in additional Portfolio shares. It is not anticipated that any portion of the distributions made by the Portfolios will not qualify for the corporate dividends received deduction and/or reduced rates on qualified dividends.
Certain distributions paid by a Portfolio in January will be treated as paid on the prior December 31st if the declaration date and record date of the distribution was during the last quarter of the calendar year.

SALE OF SHARES
--------------

Upon the sale or other disposition of Portfolio shares, or upon receipt of a distribution in complete Portfolio liquidation, a shareholder usually will realize a capital gain or loss (assuming the shareholder holds the shares as a capital asset). This loss may be long-term or short-term, generally depending upon the shareholder's holding period for the shares. For tax purposes, a loss will be disallowed on the sale or exchange of shares if the disposed shares are replaced (including shares acquired pursuant to a dividend reinvestment plan)
within a period of 61 days. The 61-day time window begins 30 days before and ends 30 days after the sale or exchange of such shares. Should a disposition fall within this 61-day window, the basis of the acquired shares will be adjusted to reflect the disallowed loss. If a shareholder holds Portfolio shares for six months or less and during that period receives a distribution payable of long-term capital gains, any loss realized on the sale of such shares during such six month period would be a long-term loss to the extent of such distribution.

ZERO COUPON SECURITIES AND INFLATION-INDEXED SECURITIES
-------------------------------------------------------

A Portfolio's investment in zero coupon securities will result in Portfolio income equal to a portion of the excess of the stated redemption price of the securities over their adjusted issue price (the "original issue discount"), prior amortized value or purchased cost for each year that the securities are held. This is so even though the Portfolio receives no cash interest payments during the holding period. This income is included when determining the amount of income the Portfolio must distribute to maintain its status as a RIC and to avoid the payment of Federal income tax and the 4% excise tax. In addition, any increase in the principal amount of an inflation-indexed bond will generally be considered taxable ordinary income at the time of such increase, even though the principal amount is not paid until maturity.

HEDGING TRANSACTIONS
--------------------

Certain options, futures and forward contracts in which a Portfolio may invest are "section 1256 contracts." Gains and losses on section 1256 contracts are generally treated as 60 percent long-term and 40 percent short-term capital gains or losses ("60/40 treatment"). This is so regardless of the length of the
Portfolio's actual holding period for the contract. Also, a Portfolio holding a section 1256 contract at the end of each taxable year (and generally, for the purposes of the 4% excise tax, on October 31 of each year) must be treated as if the contract had been sold at its fair market value on that day ("mark to market treatment"). As such, any deemed gain or loss on the contract is subject to
60/40 treatment. Foreign currency gain or loss (discussed below) arising from section 1256 contracts may, however, be treated as ordinary income or loss.
Hedging transactions may increase the amount of short-term capital gain realized by the Portfolios. Such gain is taxed as ordinary income when distributed to shareholders.

STRADDLES
---------

The hedging transactions undertaken by a Portfolio may result in "straddles" for
Federal income tax purposes, affecting the character of gains or losses realized by

                                       55

the Portfolio. Losses realized by a Portfolio on positions that are part of a straddle may be deferred under the straddle rules rather than being taken into account in calculating the taxable income for the taxable year in which such losses are realized. Further, a Portfolio may be required to capitalize, instead of currently deducting, any interest expense on indebtedness incurred to purchase or carry any positions that are part of a straddle. To date, only a few regulations implementing the straddle rules have been adopted; thus, the
Portfolio tax consequences of engaging in straddles transactions are unclear.

A Portfolio may make one or more of the elections available under the Tax Code that apply to straddles. If a Portfolio makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may accelerate the recognition of gains or losses from the affected straddle positions.

Straddle rules may affect the amount, character and timing of gains or losses from the positions that are part of a straddle. The amount of Portfolio income distributed and taxed as ordinary income or long-term capital gain to shareholders may be increased or decreased compared to a fund not engaging in such hedging transactions.

FOREIGN CURRENCY-RELATED TRANSACTIONS
-------------------------------------

Gains or losses attributable to exchange rate fluctuations are generally treated as ordinary income or loss when they occur between the time a Portfolio accrues interest or other receivables, accrues expenses or other liabilities, denominated in a foreign currency and the time the Portfolio actually collects such receivables, or pays such liabilities. In addition, gains or losses may be the result of:

a.   certain option dispositions;

b.   futures and forward contracts;

c.   debt security dispositions denominated in a foreign currency; or

d.   fluctuations in foreign currency value between the date of acquisition of the security or contract and the date of disposition.

These gains or losses, referred to under the Tax Code as "section 988" gains or losses, may increase or decrease the amount of a Portfolio's investment company taxable income to be distributed to shareholders as ordinary income.

BACKUP WITHHOLDING
------------------

A Portfolio may be required to withhold U.S. Federal income tax at the rate of
28% of all taxable distributions, including those deemed to be distributed as a result of the automatic reinvestment by the shareholder of its distributions in additional shares of the Portfolio. The withholding rate applies to shareholders who:

a.   fail to provide the Portfolio with their correct taxpayer identification number;

b.   fail to make required certifications; or

c.   have been notified by the Internal Revenue Service that they are subject to backup withholding.

                                       56

Backup withholding is not an additional tax. Any amounts withheld will be credited against a shareholder's U.S. Federal income tax liability. Corporate shareholders and certain other shareholders are exempt from such backup withholding.

FOREIGN SHAREHOLDERS
--------------------

A Foreign Shareholder, qualifying as a non-resident alien, a foreign trust or estate, foreign corporation, or foreign partnership ("Foreign Shareholder") may have to pay U.S. tax depending on whether the Portfolio income is "effectively connected" with a U.S. trade or business.

If a Foreign Shareholder's Portfolio income is effectively connected with a U.S.
trade or business, then:

a.   distributions of investment company taxable income,

b.   capital gain dividends, and

c.   any gain realized upon the redemption, sale or exchange of shares of the
     Portfolio will be subject to U.S. Federal income tax at the graduated rates applicable to U.S. citizens or domestic corporations. Such shareholders may also be subject to the branch profits tax at a 30% rate.

If a foreign shareholder's Portfolio income is not "effectively connected" with a U.S. trade or business, the distributions of investment company taxable income will generally be subject to a U.S. tax of 30% (or lower treaty rate).

Under recently enacted legislation, a Portfolio may be able to designate certain distributions as being derived from net interest income or net short-term capital gains and such designated distributions would generally not be subject to U.S. tax withholding. The new provision would apply with respect to taxable years of a Fund beginning after December 31, 2004 and before January 1, 2008. In light of the limited number of foreign investors, the Portfolios may choose to not make such designations. It should also be noted that, even if such designations are made, the provision would not eliminate all withholding on distributions by the portfolios to foreign investors. Distributions that are derived from any dividends on corporate stock or from ordinary income other than interest would still be subject to withholding. As an example, foreign currency gains and ordinary income from swaps or other investments would still be subject to withholding when distributed to foreign investors.

If a Foreign Shareholder's Portfolio income is not "effectively connected" with a U.S. trade or business, the distributions of investment company taxable income will generally be subject to a U.S. tax of 30% (or lower treaty rate).

Under recently enacted legislation, a Portfolio may be able to designate certain distributions as being derived from net interest income or net short-term capital gains and such designated distributions would generally not be subject to U.S. tax withholding. The new provision would apply with respect to taxable years of a Fund beginning after December 31, 2004 and before January 1, 2008. In light of the limited number of foreign investors, the Portfolios may choose to not make such designations. It should also be noted that, even if such designations are made, the provision would not eliminate all withholding on distributions by the Portfolios to foreign investors. Distributions that are derived from any dividends on corporate stock or from ordinary income other than interest would still be subject to withholding. As an example, foreign currency gains and ordinary income from swaps or other investments would still be subject to withholding when distributed to foreign investors.

                                       57

The tax consequences to a Foreign Shareholder entitled to claim the benefits of an applicable tax treaty may differ from those described herein. Foreign
Shareholders are advised to consult their own tax advisers regarding investment tax consequences of investing in a Portfolio.

SHORT SALES
-----------

Subject to the rules concerning constructive sales (see below), each of certain
Portfolios will not realize gain or loss on the short sale of a security until it closes the transaction by delivering the borrowed security to the lender.
Pursuant to Tax Code Section 1233, all or a portion of any gain arising from a short sale may be treated as short-term capital gain, regardless of the period of time the Portfolio held the security used to close the short sale. The distribution requirements applicable to the Portfolio's assets may limit the extent to which each Portfolio will be able to engage in short sales and transactions in options, futures and forward contracts.

CONSTRUCTIVE SALES
------------------

Under normal circumstances, a Portfolio may recognize gain from a constructive sale of an "appreciated financial position" it holds if it enters into a short sale, forward contract or other transaction that substantially reduces the risk of loss with respect to the appreciated position. In that event, the Portfolio would be treated as if it had sold and immediately repurchased the property and would be taxed on any gain (but not loss) from the constructive sale. The character of gain from a constructive sale depends on the Portfolio's holding period in the property. Loss from a constructive sale is recognized when the property is subsequently disposed of, and its character would depend on the
Portfolio's holding period and the application of various loss deferral provisions of the Tax Code. Constructive sale treatment does not apply to transactions closed in the 90-day period ending with the 30th day after the close of the taxable year, if certain conditions are met.

FOREIGN INCOME
--------------

Income received by a Portfolio from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. The amount of foreign tax cannot be predicted in advance because the amount of a Portfolio's assets that may be invested in a particular country is subject to change.

Certain Portfolios may invest in shares of foreign corporations that may be classified under the Tax Code as passive foreign investment companies ("PFICs").
In general, a foreign corporation is classified as a PFIC if at least one-half of its assets constitute investment-type assets, or 75% or more of its gross income is investment-type income. If a Portfolio receives a so-called "excess distribution" with respect to PFIC stock, the Portfolio itself may be subject to a tax on a portion of the excess distribution, whether or not the corresponding income is distributed by the Portfolio to shareholders. In general, under PFIC rules, an excess distribution is treated as having been realized ratably over the period during which the Portfolio held the PFIC shares. The Portfolio itself will be subject to tax on the portion, if any, of an excess distribution that is so allocated to prior Portfolio taxable years, and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years.
Certain distributions from a PFIC as well as gain from the sale of PFIC shares are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain excess distributions might have been classified as capital gain.

                                       58

A Portfolio may be eligible to elect alternative tax treatment with respect to
PFIC shares. Under an election that currently is available in some circumstances, a Portfolio would be required to include in its gross income its shares of the earnings of a PFIC on a current basis, regardless of whether distributions were received from the PFIC in a given year. If this election were made, the special rules, discussed above, relating to the taxation of excess distributions would not apply. In addition, another election would involve marking to market a Portfolio's PFIC shares at the end of each taxable year, with the result that unrealized gains would be treated as though they were realized and reported as ordinary income. Any mark-to-market losses and any loss from an actual disposition of PFIC shares would be deductible as ordinary losses to the extent of any net mark-to-market gains from shares in the same PFIC included in income in prior years.

If more than 50% of a Portfolio's total asset value at the end of its taxable year consists of securities of foreign corporations as will be expected with respect to the Fund's international portfolios, the Portfolio will be eligible, and may elect, to "pass through" to shareholders the Portfolio's foreign income and similar taxes it has paid. Pursuant to this election, a shareholder will be required to include in gross income (in addition to taxable dividends actually received) a pro rata share of the foreign taxes paid by the Portfolio in gross income. The Portfolio will be entitled either to deduct (as an itemized deduction) that amount in computing taxable income or use that amount as a foreign tax credit against U.S. Federal income tax liability. The amount of foreign taxes for which a shareholder can claim a credit in any year will be subject to limitations set forth in the Tax Code, including a separate limitation for "passive income," which includes, among other items, dividends, interest and certain foreign currency gains. Shareholders not subject to U.S.
Federal income tax on portfolio income may not claim this deduction or credit.
Shareholders of the international portfolios will be notified within 60 days after the close of the Portfolio's taxable year whether the foreign taxes paid by such Portfolio will "pass through" for the year.

OTHER TAXES
-----------

A Portfolio may be subject to state, local or foreign taxes in any jurisdiction where the Portfolio is deemed to be doing business. In addition, Portfolio shareholders may be subject to state, local or foreign taxes on Portfolio distributions. In many states, Portfolio distributions derived from interest on certain U.S. government obligations may be exempt from taxation. Shareholders should consult their own tax advisers concerning these matters.

                             SHAREHOLDER INFORMATION

Certificates representing a particular Portfolio's shares will not be issued to shareholders. Investors Bank, the Fund's Transfer Agent, maintains accounts for each shareholder. The registration and transfer of shares, as recorded in these accounts, shall be reflected by bookkeeping entry, without physical delivery.
Detailed confirmations of purchases and redemptions are sent to each shareholder. Monthly account statements are sent detailing all transactions, including shares purchased as a result of a reinvestment of Portfolio distributions.

The Transfer Agent will require a shareholder to provide requests in writing, accompanied by a valid signature guarantee form, when changing certain information in an account (i.e., wiring instructions, telephone privileges, etc.) Neither the Fund, Quasar nor the Transfer Agent will be responsible for the validity of written or telephonic requests.

Should conditions exist making cash payments undesirable, the Fund reserves the right to honor any Portfolio redemption request by making payment in whole or in

                                       59

part in readily marketable securities and valued as they are for purposes of computing the Portfolio's net asset value ("redemption-in-kind"). If payment is made in securities, a shareholder may incur transaction expenses in converting these securities to cash. The Fund has elected to be governed by Rule 18f-1 under the 1940 Act. Thus, the Fund is obligated to redeem shares, with respect to any one shareholder during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of a Portfolio at the beginning of the period.

                         CUSTODIAN AND ACCOUNTING AGENT

Investors Bank & Trust Company, P.O. Box 9130, Boston, Massachusetts 02117-9130,
is Custodian and Accounting Agent for the Fund.

                     TRANSFER AND DIVIDEND DISBURSING AGENT

Investors Bank & Trust Company, P.O. Box 9130, Boston, Massachusetts 02117-9130,
is Transfer Agent for the shares of the Fund, and Dividend Disbursing Agent for the Fund.

                                  LEGAL COUNSEL

Dechert LLP, 1775 I Street, NW, Washington, D.C. 20006-2401, is legal counsel for the Fund.

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP is the Independent Registered Public Accounting Firm for the Fund.

                              FINANCIAL STATEMENTS

The audited financial statements for the year ended December 31, 2004 are incorporated herein by reference to the Annual Report to Shareholders covering this period.

                                       60

                                   APPENDIX A
                           QUALITY RATING DESCRIPTIONS

                                STANDARD & POOR'S
                                -----------------

AAA. Bonds rated AAA are the highest grade debt obligations. This rating indicates an extremely strong capacity to pay principal and interest.

AA. Bonds rated AA also qualify as high-quality obligations. Capacity to pay principal and interest is very strong, and in the majority of instances, they differ from AAA issues only in a small degree.

A. Bonds rated A have a strong capacity to pay principal and interest, although they are more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB. Bonds rated BBB are regarded as having adequate capacity to pay interest or principal. Although these bonds normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and principal.

BB. Bonds rated BB are less vulnerable to nonpayment than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B. Bonds rated B are more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC. Bonds rated CCC are currently vulnerable to nonpayment, and are dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC. Bonds rated CC are currently highly vulnerable to nonpayment.

C. Bonds rated C may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

The ratings may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Municipal notes issued since July 29, 1984 are designated "SP-1," "SP-2," and
"SP-3." The designation SP-1 indicates a very strong capacity to pay principal and interest. A "+" is added to those issues determined to possess overwhelming safety characteristics.

A-1. S&P's Commercial Paper ratings are current assessments of the likelihood of timely payments of debts having original maturity of no more than 365 days. The
A-1 designation indicates the degree of safety regarding timely payment is very strong.

                                       61

A-2. Capacity for timely payment on issues with this designation is strong.
However, the relative degree of safety is not as high as for issues designated
A-1.

A-3. Adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

                         MOODY'S INVESTORS SERVICE, INC.

Aaa. Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge."
Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa. These bonds are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities.

A. These bonds possess many favorable investment attributes and may be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa. These bonds are considered medium-grade obligations. They are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba. These bonds possess speculative elements because their future cannot be considered as well assured. Uncertainty of position characterizes bonds in this class, because the protection of interest and principal payments may be very moderate and not well safeguarded.

B. These bonds lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa. This rating represents bonds, which may be in default, or, there may be present elements of danger with respect to principal or interest.

Ca. This rating represents highly speculative bonds. Such instruments are often in default or have other marked shortcomings.

C. The lowest class of bonds, with poor prospects of attaining any real investment standing.

Moody's applies numerical modifiers, 1, 2, and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier
3 indicates that the issue ranks in the lower end or its generic rating category.

                                       62

Moody's ratings for state and municipal and other short-term obligations will be designated Moody's Investment Grade ("MIG"). This distinction is in recognition of the differences between short-term credit risk and long-term credit risk.
Factors affecting the liquidity of the borrower are uppermost in importance in short-term borrowing, while various factors of high importance in long-term borrowing risk are of lesser importance in the short run.

MIG-1. Notes bearing this rating are of the best quality enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both.

MIG-2. Notes bearing this rating are of favorable quality, with all security elements accounted for, but lacking the undeniable strength of the previous grade. Market access for refinancing, in particular, is likely to be less well established.

MIG-3. Notes bearing this rating are of favorable quality, although liquidity and cash flow protection may be narrow, and market access for refinancing is likely to be well established.

P-1. Moody's Commercial Paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. The designation "Prime-1" or "P-1" indicates the highest quality repayment capacity of the rated issue.

P-2. Issuers have a strong capacity for repayment of short-term promissory obligations.

P-3. Issuers have an acceptable ability for repayment of senior short-term obligations.

                    FITCH RATINGS LTD. AND DUFF & PHELPS, LLC
                    -----------------------------------------

International Long-Term Credit Ratings:

The following ratings scale applies to foreign currency and local currency ratings.

Investment Grade

AAA: Highest credit quality. 'AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very high credit quality. 'AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: High credit quality. 'A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB: Good credit quality. 'BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

                                       63

Speculative Grade

BB: Speculative. 'BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B: Highly speculative. 'B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C: High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A 'CC' rating indicates that default of some kind appears probable. 'C' ratings signal imminent default.

DDD, DD, D: Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. 'DDD' obligations have the highest potential for recovery, around 90% - 100% of outstanding amounts and accrued interest. "DD' indicates potential recoveries in the range of 50% - 90% and 'D' the lowest recovery potential, i.e., below 50%.

Entities rated in this category have defaulted on some or all of their obligations. Entities rated 'DDD' have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated 'DD' and 'D' are generally undergoing a formal reorganization or liquidation process; those rated 'DD' are likely to satisfy a higher portion of their outstanding obligations, while entities rated 'D' have a poor prospect of repaying all obligations.

International Short-Term Credit Ratings

F1: Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2: Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3: Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B: Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C: High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D: Default. Denotes actual or imminent payment default.

                                       64

Notes to Long-term and Short-term ratings:

"+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the 'AAA' Long-term rating category, to categories below 'CCC', or to Short-term ratings other than 'F1'.

'NR' indicates that Fitch does not rate the issuer or issue in question.

'Withdrawn': A rating is withdrawn when Fitch deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced.

Rating Watch: Ratings are placed on Rating Watch to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as "Positive", indicating a potential upgrade,
"Negative", for a potential downgrade, or "Evolving", if ratings may be raised, lowered or maintained. Rating Watch is typically resolved over a relatively short period.

A Rating Outlook indicates the direction a rating is likely to move over a one to two-year period. Outlooks may be positive, stable or negative. A positive or negative Rating Outlook does not imply a rating change is inevitable. Similarly, companies whose outlooks are `stable` could be upgraded or downgraded before an outlook moves to positive or negative if circumstances warrant such an action.
Occasionally, Fitch may be unable to identify the fundamental trend. In these cases, the Rating Outlook may be described as evolving.

                                       65

                                   APPENDIX B

                          FISCHER FRANCIS TREES & WATTS
                          -----------------------------

           COMPANY POLICY FOR PROXY VOTING AND OTHER CORPORATE ACTIONS

FFTW manages only fixed income portfolios which are primarily invested in sovereign or high quality corporate debt. These securities do not typically convey voting rights to the holder and the occurrence of corporate governance notices for these types of investments is considerably less than that encountered for equity stocks.

On occasion, however, FFTW does receive corporate governance notices which commonly will fall into one of the following categories:

1)   Exchange offers - Generally, these offers request instructions as to whether the holder would be willing to exchange one set of notes for another. The most frequent example of this type of offer is where securities become registered having previously been unregistered.

2)   Tender offers - These offers are generally where the issuer makes a tender to back some types of notes.

3)   Consents - This will occur when an issuer wishes to make changes to the underlying covenants or assigning of rights within the structure of the security itself and needs to obtain a majority of the noteholders'
     authority and consent in order to implement the changes.

FFTW's policy is to act upon any corporate governance notices received in accordance with any specific client instructions that may be in place.
Notwithstanding this policy, where FFTW acts as a proxy on behalf of its clients in responding to such notices, the firm's policy is to exercise the proxy vote in the best interests of the client taking into consideration all relevant factors including, without limitation, acting in a manner that FFTW believes will (1) maximize the economic benefits to the client (taking into consideration potential risk, reward and the client's investment objectives) and (2) promote sound corporate governance by the issuer. In the unlikely event that FFTW believes that there is a potential conflict of interest between the interest of the client and FFTW in connection with a proxy vote that it is exercising on behalf of a client, FFTW's Chief Investment Officer, Chief Operating Officer or
its Chief Legal and Risk Officer, or their respective delegees, will review the matter to ensure that the client's interests are placed ahead of any interest that FFTW may have in connection with the vote.

                                       66

PART C OTHER INFORMATION

ITEM 23. Exhibits

The following exhibits are incorporated herein by reference, are not required to be filed or are filed herewith (as indicated):

     (a)(1)   Articles of Incorporation, dated February 23, 1989, filed as
              Exhibit 1 to Registrant's Registration Statement on Form N-1A.

     (a)(2)   Articles of Amendment, dated July 1, 1991, filed as Exhibit 1(a)
              to Post-Effective Amendment No. 4 to Registrant's Registration
              Statement on Form N-1A.

     (a)(3)   Articles of Amendment, dated July 26, 1991, filed as Exhibit 1(a)
              to Post-Effective Amendment No. 5 to Registrant's Registration
              Statement on Form N-1A.

     (a)(4)   Articles Supplementary, dated February 16, 1993, filed as Exhibit
              1(c) to Post-Effective Amendment No. 10 to Registrant's
              Registration Statement on Form N-1A.

     (a)(5)   Articles of Amendment, dated August 17, 1995, filed as Exhibit
              1(d) to Post-Effective Amendment No. 20 to Registrant's
              Registration Statement on Form N-1A.

     (a)(6)   Articles of Amendment, dated December 11, 1996, filed as Exhibit
              1(e) to Post-Effective Amendment No. 20 to Registrant's
              Registration Statement on Form N-1A.

     (a)(7)   Articles of Amendment, dated July 8, 1998 filed as Exhibit 1(f) to
              Post-Effective Amendment No. 23 to Registrant's Registration
              Statement on Form N-1A. . (a)(8) Articles of Amendment, dated
              December 10, 1998, filed as Exhibit (a)(8) to Post-Effective
              Amendment No. 24 to Registrant's Registration Statement on Form
              N-1A.

     (a)(9)   Articles of Amendment, dated December 23, 2002, filed as Exhibit
              (a)(9) to the Post Effective Amendment No. 30 to the Registrant's
              Registration Statement on Form N-1A.

     (b)(1)   By-laws, filed as Exhibit 2 to Registrant's Registration Statement on Form N-1A.

     (b)(2)   Amended By-laws, filed as Exhibit 2 to Post-Effective Amendment
              No. 2 to Registrant's Registration Statement on Form N-1A.

     (b)(3)   Amendment to By-laws, filed as Exhibit 2(a) to Post-Effective
              Amendment No. 5 to Registrant's Registration Statement on Form
              N-1A.

     (b)(4)   Amendment to By-laws, dated November 25, 2002, filed as Exhibit
              (b)(4) to the Post Effective Amendment No. 30 to the Registrant's
              Registration Statement on Form N-1A.

     (c)      Not Applicable.

     (d)(1)   Management Agreement between the Registrant and Fischer Francis
              Trees & Watts, Inc., dated November 30, 1989, filed as Exhibit 5 to Pre-Effective Amendment No. 3 to Registrant's Registration
              Statement on Form N-1A.

     (d)(2)   Amendment to Management Agreement between the Registrant and
              Fischer Francis Trees & Watts, Inc., dated September 25, 1990, filed as Exhibit 5 to Post-Effective Amendment No. 2 to
              Registrant's Registration Statement on Form N-1A.

     (d)(3)   Amended and Restated Management Agreement between the Registrant and Fischer Francis Trees & Watts, Inc., dated August 31, 1991, filed as Exhibit 5 to Post-Effective Amendment No. 5 to
              Registrant's Registration Statement on Form N-1A.

     (d)(4)   Sub-Advisory Agreement between Fischer Francis Trees & Watts, Inc.
              and Fischer Francis Trees and Watts, dated August 31, 1991, filed as Exhibit 5(a) to Post-Effective Amendment No. 5 to Registrant's
              Registration Statement on Form N-1A.

     (d)(5)   Advisory Agreement between the Registrant (for the Stable Return
              Portfolio) and Fischer Francis Trees & Watts, Inc., dated February
              18, 1993, filed as Exhibit 5(d) to Post-Effective Amendment No. 10 to Registrant's Registration Statement on Form N-1A.

     (d)(6)   Advisory Agreement between the Registrant (for the U.S. Treasury
              Portfolio) and Fischer Francis Trees & Watts, Inc., dated February
              18, 1993, filed as Exhibit 5(e) to Post-Effective Amendment No. 10 to Registrant's Registration Statement on Form N-1A.

     (d)(7)   Advisory Agreement between the Registrant (for the Broad Market
              Fixed Income Portfolio) and Fischer Francis Trees & Watts, Inc.,
              dated February 18, 1993, filed as Exhibit 5(g) to Post-Effective
              Amendment No. 10 to Registrant's Registration Statement on Form
              N-1A.

     (d)(8)   Advisory Agreement between the Registrant (for the International
              Fixed Income Portfolio) and Fischer Francis Trees & Watts, Inc.,
              dated February 18, 1993 filed, as Exhibit 5(i) to Post-Effective
              Amendment No. 10 to Registrant's Registration Statement on Form
              N-1A.

     (d)(9)   Advisory Agreement between the Registrant (for the International
              Fixed Income-Hedged Portfolio) and Fischer Francis Trees & Watts,
              Inc., dated February 18,

              1993, filed as Exhibit 5(j) to Post-Effective Amendment No. 10 to
              Registrant's Registration Statement on Form N-1A.

     (d)(10)  Sub-Advisory Agreement (for the International Fixed Income
              Portfolio) between Fischer Francis Trees & Watts, Inc. and Fischer
              Francis Trees & Watts, dated February 18, 1993, filed as Exhibit
              5(l) to Post-Effective Amendment No. 10 to Registrant's
              Registration Statement on Form N-1A.

     (d)(11)  Sub-Advisory Agreement (for the International Fixed Income-Hedged
              Portfolio) between Fischer Francis Trees & Watts, Inc. and Fischer
              Francis Trees & Watts, dated February 18, 1993, filed as Exhibit
              5(m) to Post-Effective Amendment No. 10 to Registrant's
              Registration Statement on Form N-1A.

     (d)(12)  Advisory Agreement between the Registrant (for the Mortgage Total
              Return Portfolio) and Fischer Francis Trees & Watts, Inc., dated
              January 2, 1996, filed as Exhibit 5(n) to Post-Effective Amendment
              No. 19 to Registrant's Registration Statement on Form N-1A.

     (d)(13)  Advisory Agreement between the Registrant (for the Emerging
              Markets Portfolio) and Fischer Francis Trees & Watts, Inc., dated
              October 30, 1996, filed as Exhibit 5(o) to Post-Effective
              Amendment No. 20 to Registrant's Registration Statement on Form
              N-1A.

     (d)(14)  Advisory Agreement between the Registrant (for the
              Inflation-Indexed Portfolio) and Fischer Francis Trees & Watts,
              Inc., dated October 30, 1996, filed as Exhibit 5(p) to
              Post-Effective Amendment No. 20 to Registrant's Registration
              Statement on Form N-1A.

     (d)(15)  Advisory Agreement between the Registrant (for the
              Inflation-Indexed Hedged Portfolio) and Fischer Francis Trees &
              Watts, Inc., dated October 30, 1996, filed as Exhibit 5(q) to
              Post-Effective Amendment No. 20 to Registrant's Registration
              Statement on Form N-1A.

     (d)(16)  Advisory Agreement between the Registrant (for the Money Market
              Portfolio) and Fischer Francis Trees & Watts, Inc., dated October
              30, 1996, filed as Exhibit 5(r) to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A.

     (d)(17)  Sub-Advisory Agreement (for the Emerging Markets Portfolio)
              between Fischer Francis Trees & Watts, Inc. and Fischer Francis
              Trees & Watts, dated October 30, 1996, filed as Exhibit 5(s) to
              Post-Effective Amendment No. 20 to Registrant's Registration
              Statement on Form N-1A.

     (d)(18)  Sub-Advisory Agreement (for the Inflation-Indexed Portfolio)
              between Fischer Francis Trees & Watts, Inc. and Fischer Francis
              Trees & Watts, dated October 30, 1996, filed as Exhibit 5(t) to
              Post-Effective Amendment No. 20 to Registrant's Registration
              Statement on Form N-1A.

     (d)(19)  Sub-Advisory Agreement (for the Inflation Indexed-Hedged
              Portfolio) between Fischer Francis Trees & Watts, Inc. and Fischer
              Francis Trees & Watts, dated October 30, 1996, filed as Exhibit
              5(u) to Post-Effective Amendment No. 20 to Registrant's
              Registration Statement on Form N-1A.

     (d)(20)  Amendment to Management Agreement (for the Broad Market Portfolio)
              between the Registrant and Fischer Francis Trees & Watts, Inc.,
              dated October 30, 1996, filed as Exhibit 5(v) to Post-Effective
              Amendment No. 20 to Registrant's Registration Statement on Form
              N-1A.

     (d)(21)  Amendment to Management Agreement (for the U.S. Treasury
              Portfolio) between the Registrant and Fischer Francis Trees &
              Watts, Inc., dated October 30, 1996, filed as Exhibit 5(w) to
              Post-Effective Amendment No. 20 to Registrant's Registration
              Statement on Form N-1A.

     (d)(22)  Advisory Agreement between the Registrant (for the Global High
              Yield Portfolio) and Fischer Francis Trees & Watts, Inc., dated
              July 7, 1998, filed as Exhibit 5aa) to Post-Effective Amendment
              No. 23 to Registrant's Registration Statement on Form N-1A.

     (d)(23)  Advisory Agreement between the Registrant (for the International
              Corporate Portfolio) and Fischer Francis Trees & Watts, Inc.,
              dated July 7, 1998, filed as Exhibit 5bb) to Post-Effective
              Amendment No. 23 to Registrant's Registration Statement on Form
              N-1A.

     (d)(24)  Advisory Agreement between the Registrant (for the International
              Opportunities Portfolio) and Fischer Francis Trees & Watts, Inc.,
              dated July 7, 1998, filed as Exhibit 5cc) to Post-Effective
              Amendment No. 23 to Registrant's Registration Statement on Form
              N-1A.

     (d)(25)  Advisory Agreement between the Registrant (for the Global Tactical
              Exposure Portfolio) and Fischer Francis Trees & Watts, Inc., dated
              July 7, 1998, filed as Exhibit 5dd) to Post-Effective Amendment
              No. 23 to Registrant's Registration Statement on Form N-1A.

     (d)(26)  Advisory Agreement between the Registrant (for the U.S. Corporate
              Portfolio) and Fischer Francis Trees & Watts, Inc., dated July 7,
              1998, filed as Exhibit 5ee) to Post-Effective Amendment No. 23 to
              Registrant's Registration Statement on Form N-1A.

     (d)(27)  Advisory Agreement between the Registrant (for the Equity Alpha
              Portfolio) and Fischer Francis Trees & Watts, Inc., dated July 7,
              1998, filed as Exhibit 5ff) to Post-Effective Amendment No. 23 to
              Registrant's Registration Statement on Form N-1A.

     (d)(28)  Advisory Agreement between the Registrant (for the High Yield
              Portfolio) and Fischer Francis Trees & Watts, Inc., dated July 7,
              1998, filed as Exhibit 5gg) to Post-Effective Amendment No. 23 to
              Registrant's Registration Statement on Form N-1A.

     (d)(29)  Advisory Agreement between the Registrant (for the Asset-Backed
              Portfolio) and Fischer Francis Trees & Watts, Inc., dated July 7,
              1998, filed as Exhibit 5hh) to Post-Effective Amendment No. 23 to
              Registrant's Registration Statement on Form N-1A.

     (d)(30)  Advisory Agreement between the Registrant (for the Limited
              Duration Portfolio) and Fischer Francis Trees & Watts, Inc., dated
              July 7, 1998, filed as Exhibit 5ii) to Post-Effective Amendment
              No. 23 to Registrant's Registration Statement on Form N-1A.

     (d)(31)  Advisory Agreement between the Registrant (for the Mortgage LIBOR
              Portfolio) and Fischer Francis Trees & Watts, Inc., dated July 7,
              1998, filed as Exhibit 5jj) to Post-Effective Amendment No. 23 to
              Registrant's Registration Statement on Form N-1A.

     (d)(32)  Sub-Advisory Agreement (for the Global High Yield Portfolio)
              between Fischer Francis Trees & Watts, Inc. and Fischer Francis
              Trees & Watts, dated July 7, 1998, filed as Exhibit 5kk) to
              Post-Effective Amendment No. 23 to Registrant's Registration
              Statement on Form N-1A.

     (d)(33)  Sub-Advisory Agreement (for the International Corporate Portfolio)
              between Fischer Francis Trees & Watts, Inc. and Fischer Francis
              Trees & Watts, dated July 7, 1998, filed as Exhibit 5ll) to
              Post-Effective Amendment No. 23 to Registrant's Registration
              Statement on Form N-1A.

     (d)(34)  Sub-Advisory Agreement (for the International Opportunities
              Portfolio) between Fischer Francis Trees & Watts, Inc. and Fischer
              Francis Trees & Watts, dated July 7, 1998, filed as Exhibit 5mm)
              to Post-Effective Amendment No. 23 to Registrant's Registration
              Statement on Form N-1A.

     (d)(35)  Sub-Advisory Agreement (for the Global Tactical Exposure
              Portfolio) between Fischer Francis Trees & Watts, Inc. and Fischer
              Francis Trees & Watts, dated July 7, 1998, filed as Exhibit 5nn)
              to Post-Effective Amendment No. 23 to Registrant's Registration
              Statement on Form N-1A.

     (d)(36)  Advisory Agreement between the Registrant (for the
              Worldwide-Hedged Portfolio, now known as Worldwide Core Portfolio)
              and Fischer Francis Trees & Watts, Inc., dated March 1, 2000, filed as Exhibit d(36), to Post-Effective Amendment No. 28 to
              Registrant's Registration Statement on Form N-1A.

     (d)(37)  Sub-Advisory Agreement (for the Worldwide-Hedged Portfolio)
              between Fischer Francis Trees & Watts, Inc. and Fischer Francis
              Trees & Watts, dated March 1,

              2000, filed as Exhibit d(37), to Post-Effective Amendment No. 28 to Registrant's Registration Statement on Form N-1A.

     (d)(38)  Form of Advisory Agreement between the Registrant (for the
              Worldwide Portfolio) and Fischer Francis Trees & Watts, Inc.,
              dated February 27, 2001, filed as Exhibit d(38), to Post-Effective
              Amendment No. 28 to Registrant's Registration Statement on Form
              N-1A.

     (d)(39)  Form of Advisory Agreement between the Registrant (for the U.S.
              Short Term Portfolio) and Fischer Francis Trees & Watts, Inc.,
              dated February 27, 2001, to Post-Effective Amendment No. 28 to
              Registrant's Registration Statement on Form N-1A.

     (e)(1)   Distribution Agreement between the Registrant and AMT Capital
              Services, Inc., dated September 21, 1992, filed as Exhibit 6 to
              Post-Effective Amendment No. 8 to Registrant's Registration
              Statement on Form N-1A.

     (e)(2)   Distribution Agreement between the Registrant and AMT Capital
              Services, Inc., dated February 1, 1995 filed as Exhibit 6a to
              Post-Effective Amendment No. 16 to Registrant's Registration
              Statement on Form N-1A.

     (e)(3)   Distribution Agreement between the Registrant and AMT Capital
              Securities, L.L.C., dated May 29, 1998, filed as Exhibit (e)(3) to
              Post-Effective Amendment No. 24 to Registrant's Registration
              Statement on Form N-1A.

     (e)(4)   Distribution Agreement between the Registrant and First Fund
              Distributors, Inc., dated as of January 1, 2000, filed as Exhibit
              e(4), to Post-Effective Amendment No. 28 to Registrant's
              Registration Statement on Form N-1A.

     (e)(5)   Distribution Agreement between the Registrant and Quasar
              Distributors, LLC, dated as of October 1, 2001, filed as Exhibit
              e(5), to Post-Effective Amendment No. 29 to Registrant's
              Registration Statement on Form N-1A.

     (f)      Not Applicable.

     (g)(1)   Custodian Agreement between Registrant and State Street Bank &
              Trust Company, dated November 21, 1989, filed as Exhibit 8 to
              Pre-Effective Amendment No. 1 to Registrant's Registration
              Statement on Form N-1A.

     (g)(2)   Custodian Agreement between Registrant and State Street Bank &
              Trust Company, dated October 22, 1991, filed as Exhibit 8 to
              Post-Effective Amendment No. 5 to Registrant's Registration
              Statement on Form N-1A.

     (g)(3)   Custodian Agreement between Registrant and Investors Bank & Trust
              Company, dated January 10, 1994, filed as Exhibit 8(d) to
              Post-Effective Amendment No. 13 to Registrant's Registration
              Statement on Form N-1A.

     (g)(4)   Amendment Agreement dated May 29, 1998 to the Custodian Agreement between Registrant and Investors Bank & Trust Company, dated
              January 10, 1994, and Transfer Agency and Service Agreement
              between Registrant and Investors Bank & Trust Company, dated
              November 27, 1992, filed as Exhibit (g)(4) to Post-Effective
              Amendment No. 24 to Registrant's Registration Statement on Form
              N-1A.

     (h)(1)   Transfer Agency and Service Agreement between Registrant and State
              Street Bank & Trust Company, dated October 22, 1991, filed as
              Exhibit 8(a) to Post-Effective Amendment No. 5 to Registrant's
              Registration Statement on Form N-1A.

     (h)(2)   Transfer Agency and Service Agreement between Registrant and
              Investors Bank & Trust Company, dated November 27, 1992, filed as
              Exhibit 8(c) to Post-Effective Amendment No. 9 to Registrant's
              Registration Statement on Form N-1A.

     (h)(3)   Administration Agreement between the Registrant and AMT Capital
              Services, Inc., dated September 21, 1992, filed as Exhibit 9 to
              Post-Effective Amendment No. 8 to Registrant's Registration
              Statement on Form N-1A.

     (h)(4)   Sales Incentive Fee Agreement between Fischer Francis Trees &
              Watts, Inc. and AMT Capital Services, Inc., dated September 21,
              1992, filed as Exhibit 9(a) to Post-Effective Amendment No. 8 to
              Registrant's Registration Statement on Form N-1A.

     (h)(5)   Administration Agreement between the Registrant and AMT Capital
              Services, Inc., dated February 1, 1995, filed as Exhibit 9b to
              Post-Effective Amendment No. 16 to Registrant's Registration
              Statement on Form N-1A.

     (h)(6)   Amendment Agreement dated May 29, 1998 to Administration Agreement between the Registrant and AMT Capital Services, Inc., dated
              February 1, 1995, filed as Exhibit (h)(6) to Post-Effective
              Amendment No. 24 to Registrant's Registration Statement on Form
              N-1A.

     (h)(7)   Amendment Agreement dated February 27, 2001 to Delegation
              Agreement between the Registrant and Investors Bank & Trust
              Company, originally dated July 7, 1998, to Post-Effective
              Amendment No. 28 to Registrant's Registration Statement on Form
              N-1A.

     (h)(8)   Operations Monitoring Agreement dated August 15, 2003 between the
              Registrant and EOS Fund Services LLC is filed as Exhibit (h) (8)
              to Post-Effective Amendment No. 32 to the Registrant's
              Registration Statement on Form N-1A.

     (h)(9)   Administration Agreement between the Registrant and Investors
              Bank & Trust Company, dated August 15, 2003 filed herein.

     (i)(1)   Opinion and Consent of Counsel filed herein.

     (j)(1)   Consent of Independent Auditors filed herein.

     (j)(2)   Powers of Attorney, dated February 25, 2003, filed as Exhibit
              (j)(2) to Post-Effective Amendment No. 30 to the Registrants
              Registration Statement on Form N1-A.

     (k)      Not Applicable.

     (l)      Purchase Agreement for Initial Capital between Registrant and
              Fischer Francis Trees & Watts, Inc., dated November 17, 1989, filed as Exhibit 13 to Pre-Effective Amendment No. 3 to
              Registrant's Registration Statement on Form N-1A.

     (l)(1)   Purchase Agreement for Initial Capital between Registrant and
              William E. Vastardis, dated July 8, 1998, filed as Exhibit 1 to
              Post-Effective Amendment No. 25 to Registrant's Registration
              Statement on Form N-1A.

     (m)(1)   Distribution Plan filed herein.

     (m)(2)   Shareholder Services Plan filed herein.

     (n)      Multi-Class Plan filed herein.

     (o)      Not applicable.

     (p)(1)   Code of Ethics for Registrant and Fischer Francis Trees & Watts,
              Inc. (and affiliates), dated March 1, 2000, to Post-Effective
              Amendment No. 27 to Registrant's Registration Statement on Form
              N-1A.

     (p)(2)   Amended Code of Ethics for Registrant and Fischer Francis Trees &
              Watts, Inc. (and affiliates), dated February 27, 2001, filed as
              Exhibit p(2), to Post-Effective Amendment No. 28 to Registrant's
              Registration Statement on Form N-1A.

     (p)(3)   Amended Code of Ethics for Registrant and Fischer Francis Trees &
              Watts, Inc. (and affiliates), dated July 2002, filed as Exhibit
              (p)(3) to the Post Effective Amendment No. 30 to the Registrant's
              Registration Statement on Form N-1A.

     (p)(4)   Amended Code of Ethics for Registrant and Fischer Francis Trees &
              Watts, Inc. (and affiliates), dated April 2003, filed as Exhibit
              (p)(4) to the Post Effective Amendment No. 31 to the Registrant's
              Registration Statement on Form N-1A.

     (p)(5)   Amended Code of Ethics for Registrant and Fischer Francis Trees &
              Watts, Inc. (and affiliates), dated September 2003, is filed as
              Exhibit (p)(5) to Post-Effective Amendment No. 32 to the
              Registrant's Registration Statement on Form N-1A.

ITEM 24
Persons Controlled by or under Common Control with the Registrant
-----------------------------------------------------------------

As of April 1, 2005, Fischer Francis Trees & Watts, Inc., had discretionary investment advisory agreements with shareholders of the Registrant, representing
37.3% of the Registrant's total net assets and therefore may be deemed to be a
"control person" of the Registrant as such term is defined in the 1940 Act.

ITEM 25
Indemnification.
----------------

     The Registrant shall indemnify directors, officers, employees and agents of the Registrant against judgments, fines, settlements and expenses to the fullest extent allowed, and in the manner provided, by applicable federal and Maryland law, including Section 17(h) and (i) of the Investment Company Act of 1940. In
this regard, the Registrant undertakes to abide by the provisions of Investment
Company Act Releases No. 11330 and 7221 until amended or superseded by subsequent interpretation of legislative or judicial action.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Securities Act"), may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, Registrant understands that in the opinion of the
Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a director, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities
Act and will be governed by the final adjudication of such issue.

ITEM 26
Business and Other Connections of Investment Adviser.
----------------------------------------------------

     Fischer Francis Trees & Watts, Inc. (the "Investment Adviser"), is a
company organized under the laws of New York State and is an investment adviser registered under the Investment Advisers Act of 1940 (the "Advisers Act").

     All of the information required by this item is set forth in the Form ADV of the Fund's Investment Adviser (SEC File No. 801-10577). The following sections of the Form ADV are incorporated herein by reference:

(a)  Items 1 and 2 of Part 2; and

(b)  Item 6, Business Background, of each Schedule D.

ITEM 27
Principal Underwriter.
----------------------

(a)  Quasar Distributors, LLC also acts as principal underwriter for the following investment companies:

AHA Funds
AIP Alternative Strategies Funds
Al Frank Funds
Allied Asset Advisors Funds
Alpine Equity Trust
Alpine Income Trust
Alpine Series Trust
American Trust Allegiance Fund
Avatar Advantage Funds
Blue and White Fund
Brandes Investment Trust
Brandywine Blue Funds, Inc.
Brazos Mutual Funds
Bridges Fund
Builders Fixed Income Fund, Inc.
Buffalo Funds
Capital Advisors Funds
CCM Advisors funds
CCMA Select Investment Trust
Chase Funds
Conning Money Market Portfolio
Country Funds
Cullen Funds
Duncan-Hurst Funds
Edgar Lomax Value Fund
Everest Series Funds Trust
FFTW Funds, Inc.
First American Funds, Inc.
First Amer Insurance Portfolios
First Amer Investment Funds, Inc.
First Amer Strategy Funds, Inc.
Fort Pitt Capital Group, Inc.
Fremont Funds
Fund X Funds
Greenville Small Cap Growth Fund
Guinness Atkinson Funds
Harding Loevner Funds
Hennessy Funds, Inc.
Hennessy Mutual Funds, Inc.
Hester Total Return Fund
High Pointe Funds
Hollencrest Equity Fund
Howard Capital Appreciation Fund
Intrepid Capital Management
Invesco Nat'l Asset Mgmt Funds

Jacob Internet Fund Inc.
Jacobs & Company Mutual Fund
Jensen Portfolio
Julius Baer Funds
Kensington Funds
Kirr Marbach Partners Funds, Inc
Kit Cole Investment Trust
Leonetti Funds
Light Revolution Fund
Lighthouse Capital Management
Lindner Funds
LKCM Funds
Masters' Select Fund Trust
Matrix Asset Advisors, Inc.
McCarthy Fund
McIntyre Global Equity Fund
Midanek/Pak Fund
Monetta Fund, Inc.
Monetta Trust
MP63 Fund
Muhlenkamp (Wexford Trust)
Mutuals.com
Mutuals.com Vice Fund
NorCap Funds, Inc.
Optimum Q Funds
Osterweis Funds
Perkins Capital Management
Permanent Portfolio Funds
PIC Funds
Portfolio 21
Primecap Odyssey Funds
Prudent Bear Funds, Inc.
Purisima Funds
Rainier Funds
Segall Bryant & Hamill Funds
SEIX Funds
Summit Funds
Teberg Fund
Thompson Plumb (TIM)
Thompson Plumb (WISCAP)
TIFF Investment Program, Inc.
Tyee Capital Management
Villere Fund
Women's Equity Fund

(b)  Information regarding Quasar Distributors, LLC is described in Schedule A of its Form BD as currently on

     file with the SEC, the text of which is hereby incorporated by reference.

        CRD # on Form BD
        ----------------
        103848

(c)  Not applicable

ITEM 28
Location of Accounts and Records.
---------------------------------

     All accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940, as amended (the "1940
Act"), and the rules thereunder will be maintained at the offices of the
Investment Adviser, the Operations Monitoring Agent, the Custodian and the
Administrator.

               FFTW Funds, Inc.
               200 Park Avenue
               New York, NY 10166

               EOS Fund Services LLC
               25 West 17th Street
               Suite 601
               New York, NY 10011

               Investors Bank & Trust Company
               200 Clarendon Street
               Boston, Massachusetts 02117-9130

ITEM 29
Management Services.
--------------------

Not applicable.

ITEM 30
Undertakings.
-------------

Not applicable

Registrant hereby undertakes to call a meeting of shareholders for the purpose of voting upon the question of removal of one or more of the Registrant's directors when requested in writing to do so by the holders of at least 10% of the Registrant's outstanding shares of common stock and, in connection with such meeting, to assist in communications with other shareholders in this regard, as provided under Section 16(c) of the 1940 Act.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment
Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule
485(b) under the Securities Act of 1933 and has duly caused this Registration
Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York and State of New York on April 29, 2005.

                                       FFTW FUNDS, INC.

                                       By: /s/ Stephen P. Casper
                                           -------------------------------------
                                       Stephen P. Casper
                                       President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration
Statement has been signed below by the following persons in the capacities indicated on April 29, 2005.

Signature                      Title
---------                      -----
/s/ Stephen P. Casper
------------------------       Director, President and Chief Executive Officer
Stephen P. Casper

Onder John Olcay*
------------------------       Chairman of the Board
Onder John Olcay

John C. Head III*
------------------------       Director
John C. Head III

Lawrence B. Krause*
------------------------       Director
Lawrence B. Krause

Saul H. Hymans*
------------------------       Director
Saul H. Hymans

Andrea Redmond*
------------------------       Director
Andrea Redmond

/s/ William E. Vastardis
------------------------       Treasurer and Principal Financial Officer
William E. Vastardis           * Attorney-in-fact

*Power of attorney dated February 25, 2003 is incorporated by reference as an exhibit to the Registrant's Post-Effective Amendment No. 30, filed with the
Securities and Exchange Commission on February 28, 2003.

SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                -----------------

                                    EXHIBITS

                                       TO

                                    FORM N-1A

                             REGISTRATION STATEMENT

                                      UNDER

                           THE SECURITIES ACT OF 1933

                                     AND THE

                         INVESTMENT COMPANY ACT OF 1940

                                -----------------

                                FFTW FUNDS, INC.

                                  EXHIBIT INDEX

(h)(9)   Administration Agreement

(i)(1)   Opinion and Consent of Counsel

(j)(1)   Consent of Independent Auditors

(m)(1)   Distribution Plan

(m)(2)   Shareholder Services Plan

(n)      Multi-Class Plan